UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01879

Janus Investment Fund

(Exact name of registrant as specified in charter)

151 Detroit Street, Denver, Colorado 80206
(Address of principal executive offices) (Zip code)
Stephanie Grauerholz, 151 Detroit Street, Denver, Colorado 80206
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 303-333-3863

Date of fiscal year end: 6/30

Date of reporting period: 6/30/2026

EXPLANATORY NOTE

The Registrant is filing this amendment to its Form N-CSR for the period ended June 30, 2026, originally filed with the Securities and Exchange Commission on August 28, 2026, (Accession Number: 0000277751-26-000244) (the “Original filing”). The purpose of this amendment is to (i) correct inadvertent labeling which is inconsistent with the audit opinion by removing the word “Unaudited” from the heading of the Notes to Schedule of Investments and Other Information for the Janus Henderson Government Money Market Fund and from the Notes to Schedule of Investments and Other Information and Notes to Financial Statements for the Janus Henderson Money Market Fund in Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies and (ii) update the Registrant's certificates by filing separate certificates pursuant to Rule 30a-2(a) for each principal executive officer and principal financial officer to coincide with the filing date of this amendment.

Except for such changes, this amendment does not amend, update or change any other items or disclosures contained in the Original filing.

Item 1. Report to Stockholders.

(a) The Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:
Janus Henderson Government Money Market Fund

Annual Shareholder Report

June 30, 2026

AMERICAN CANCER SOCIETY SUPPORT - Class D Shares : ACDXX

This annual shareholder report contains important information about the Janus Henderson Government Money Market Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Government Money Market Fund (American Cancer Society Support - Class D Shares/ACDXX)	$34	0.33%

Performance

Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson Government Money Market Fund (American Cancer Society Support - Class D Shares/ACDXX)	3.65%	3.22%	1.95%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/reports for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Key Fund Statistics

Table Summary
Net assets (Millions)	$453
Number of portfolio holdings	66
Total investment advisory fee paid (Millions)	$0.5

Janus Investment Fund

1

What did the Fund invest in?

Asset Allocation (% of net assets)

Table Summary
U.S. Government Agency Notes	37.1
Repurchase Agreements	35.8
U.S. Treasury Debt	14.5
Variable Rate Demand Notes	12.8
Other	(0.2)

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

Where can I find more information?

At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-800-525-3713.

Janus Investment Fund

2

225-65-70704D 08-26

Janus Henderson Government Money Market Fund

Annual Shareholder Report

June 30, 2026

AMERICAN CANCER SOCIETY SUPPORT - Class I Shares : ACJXX

This annual shareholder report contains important information about the Janus Henderson Government Money Market Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Government Money Market Fund (American Cancer Society Support - Class I Shares/ACJXX)	$20	0.20%

Performance

Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	Since Inception (12/9/24)
Janus Henderson Government Money Market Fund (American Cancer Society Support - Class I Shares/ACJXX)	3.79%	3.96%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Key Fund Statistics

Table Summary
Net assets (Millions)	$453
Number of portfolio holdings	66
Total investment advisory fee paid (Millions)	$0.5

Janus Investment Fund

1

What did the Fund invest in?

Asset Allocation (% of net assets)

Table Summary
U.S. Government Agency Notes	37.1
Repurchase Agreements	35.8
U.S. Treasury Debt	14.5
Variable Rate Demand Notes	12.8
Other	(0.2)

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Investment Fund

2

125-65-71271I 08-26

Janus Henderson Government Money Market Fund

Annual Shareholder Report

June 30, 2026

AMERICAN CANCER SOCIETY SUPPORT - Class N Shares : ACOXX

This annual shareholder report contains important information about the Janus Henderson Government Money Market Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Government Money Market Fund (American Cancer Society Support - Class N Shares/ACOXX)	$20	0.20%

Performance

Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	Since Inception (10/18/24)
Janus Henderson Government Money Market Fund (American Cancer Society Support - Class N Shares/ACOXX)	3.79%	4.01%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Key Fund Statistics

Table Summary
Net assets (Millions)	$453
Number of portfolio holdings	66
Total investment advisory fee paid (Millions)	$0.5

Janus Investment Fund

1

What did the Fund invest in?

Asset Allocation (% of net assets)

Table Summary
U.S. Government Agency Notes	37.1
Repurchase Agreements	35.8
U.S. Treasury Debt	14.5
Variable Rate Demand Notes	12.8
Other	(0.2)

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Investment Fund

2

125-65-71272N 08-26

Janus Henderson Government Money Market Fund

Annual Shareholder Report

June 30, 2026

AMERICAN CANCER SOCIETY SUPPORT - Class T Shares : ACTXX

This annual shareholder report contains important information about the Janus Henderson Government Money Market Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Government Money Market Fund (American Cancer Society Support - Class T Shares/ACTXX)	$47	0.46%

Performance

Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson Government Money Market Fund (American Cancer Society Support - Class T Shares/ACTXX)	3.52%	3.16%	1.92%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Key Fund Statistics

Table Summary
Net assets (Millions)	$453
Number of portfolio holdings	66
Total investment advisory fee paid (Millions)	$0.5

Janus Investment Fund

1

What did the Fund invest in?

Asset Allocation (% of net assets)

Table Summary
U.S. Government Agency Notes	37.1
Repurchase Agreements	35.8
U.S. Treasury Debt	14.5
Variable Rate Demand Notes	12.8
Other	(0.2)

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Investment Fund

2

125-65-70705T 08-26

Janus Henderson Money Market Fund

Annual Shareholder Report

June 30, 2026

 Class D Shares : JNMXX

This annual shareholder report contains important information about the Janus Henderson Money Market Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Money Market Fund (Class D Shares/JNMXX)	$40	0.39%

Performance

Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson Money Market Fund (Class D Shares/JNMXX)	3.66%	3.26%	2.01%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/reports for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Key Fund Statistics

Table Summary
Net assets (Millions)	$1,278
Number of portfolio holdings	81
Total investment advisory fee paid (Millions)	$2.6

Janus Investment Fund

1

What did the Fund invest in?

Asset Allocation (% of net assets)

Table Summary
Repurchase Agreements	38.9
Commercial Paper	36.2
Variable Rate Demand Notes	12.6
U.S. Government Agency Notes	5.5
U.S. Treasury Debt	4.7
Certificates of Deposit	2.1
Other	(0.0)

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

Where can I find more information?

At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-800-525-3713.

Janus Investment Fund

2

225-65-70722D 08-26

Janus Henderson Money Market Fund

Annual Shareholder Report

June 30, 2026

 Class T Shares : JAMXX

This annual shareholder report contains important information about the Janus Henderson Money Market Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Money Market Fund (Class T Shares/JAMXX)	$50	0.49%

Performance

Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson Money Market Fund (Class T Shares/JAMXX)	3.56%	3.21%	1.97%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Key Fund Statistics

Table Summary
Net assets (Millions)	$1,278
Number of portfolio holdings	81
Total investment advisory fee paid (Millions)	$2.6

Janus Investment Fund

1

What did the Fund invest in?

Asset Allocation (% of net assets)

Table Summary
Repurchase Agreements	38.9
Commercial Paper	36.2
Variable Rate Demand Notes	12.6
U.S. Government Agency Notes	5.5
U.S. Treasury Debt	4.7
Certificates of Deposit	2.1
Other	(0.0)

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Investment Fund

2

125-65-70723T 08-26

Janus Henderson Adaptive Risk Managed U.S. Equity Fund

Annual Shareholder Report

June 30, 2026

 Class A Shares : JRSAX

This annual shareholder report contains important information about the Janus Henderson Adaptive Risk Managed U.S. Equity Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class A Shares/JRSAX)	$95	0.88%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Adaptive Risk Managed U.S. Equity Fund  Class A Shares returned 15.52%. Its broad-based benchmark, the  Russell 1000® Index, returned 22.02%. Its performance benchmark, the S&P 500® Minimum Volatility Index,  returned 10.11%.

TOP CONTRIBUTORS TO PERFORMANCE

Stock selection in the communication services sector contributed relative to the Russell 1000 Index. Individual contributors included KLA, a leading supplier of advanced inspection equipment used in semiconductor production. Shares rose on expectations for strong demand as chipmakers have expanded capacity to meet the needs of artificial intelligence (AI). Rambus, another contributor, supplies solutions that improve data flow efficiency. Rising demand from data centers helped support its pricing power and earnings growth. Google parent company Alphabet also contributed, reflecting rising demand for Google AI products and expanded AI cloud services. We trimmed the position

TOP DETRACTORS FROM PERFORMANCE

Positioning in the information technology (IT) sector detracted relative to the Russell 1000 Index, as the Fund lacked exposure to several IT stocks that were strong drivers of Index returns. The Fund’s underweight position in Micron Technology also detracted, as the stock was a strong performer for the Index. Micron supplies memory chips and storage solutions to data centers. It has benefited from continued strong AI-driven demand and tight supply in the memory chip market. Relative performance was hindered by an overweight position in Intercontinental Exchange, which owns and manages marketplaces for trading energy futures and other securities. The stock declined on concerns over potential AI disruption to its financial information and trading businesses. Shares of carmaker Ferrari, another detractor, fell on disappointing sales guidance and worries over its electric vehicle strategy. We sold the position.

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class A Shares at NAV - $27,747	Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class A Shares at MOP - $26,157	Russell 1000® Index - $41,509	S&P 500® Minimum Volatility Index - $27,485
6/16	10,000	9,426.94	10,000	10,000
6/17	10,737.77	10,122.43	11,802.96	10,640.57
6/18	12,641.95	11,917.5	13,518.78	11,875.61
6/19	13,341.91	12,577.33	14,873.25	13,428.91
6/20	13,761.33	12,972.72	15,985.88	13,925.58
6/21	17,405.43	16,407.99	22,871.39	17,803.65
6/22	15,742.44	14,840.3	19,890.08	17,447.92
6/23	17,974.05	16,944.03	23,741.49	19,009.03
6/24	21,109.42	19,899.71	29,410.34	22,152.29
6/25	24,019.16	22,642.72	34,017.31	24,961.74
6/26	27,746.94	26,156.88	41,509.2	27,485.25
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class A Shares/JRSAX) at NAV	15.52%	9.78%	10.74%
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class A Shares/JRSAX) at Maximum Offering Price - 5.75%	8.89%	8.48%	10.09%
Russell 1000® Index	22.02%	12.66%	15.30%
S&P 500® Minimum Volatility Index	10.11%	9.07%	10.64%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

Effective June 10, 2022, the Fund changed its investment strategy. The performance shown for periods prior to June 10, 2022, does not reflect the new investment strategy and is not indicative of the current portfolio.

Key Fund Statistics

Table Summary
Net assets (Millions)	$627
Number of portfolio holdings	79
Total investment advisory fee paid (Millions)	$3.1
Portfolio turnover rate	67%

Janus Investment Fund

2

What did the Fund invest in?

5 Largest Equity Holdings (% of net assets)

Table Summary
NVIDIA Corp.	8.1
Apple, Inc.	7.2
Alphabet, Inc.	6.9
Amazon.com, Inc.	3.7
Microsoft Corp.	3.6

Asset Allocation (% of net assets)

Table Summary
Common Stocks	97.8
Investment Companies	2.4
Investments Purchased with Cash Collateral from Securities Lending	0.4
Other	(0.6)

Country Allocations - (% of investments)

Table Summary
United States of America	93.9
Canada	2.5
Ireland	2.2
Switzerland	1.4

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Investment Fund

3

125-65-70664A 08-26

Janus Henderson Adaptive Risk Managed U.S. Equity Fund

Annual Shareholder Report

June 30, 2026

 Class C Shares : JRSCX

This annual shareholder report contains important information about the Janus Henderson Adaptive Risk Managed U.S. Equity Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class C Shares/JRSCX)	$176	1.64%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Adaptive Risk Managed U.S. Equity Fund  Class C Shares returned 14.60%. Its broad-based benchmark, the  Russell 1000® Index, returned 22.02%. Its performance benchmark, the S&P 500® Minimum Volatility Index,  returned 10.11%.

TOP CONTRIBUTORS TO PERFORMANCE

Stock selection in the communication services sector contributed relative to the Russell 1000 Index. Individual contributors included KLA, a leading supplier of advanced inspection equipment used in semiconductor production. Shares rose on expectations for strong demand as chipmakers have expanded capacity to meet the needs of artificial intelligence (AI). Rambus, another contributor, supplies solutions that improve data flow efficiency. Rising demand from data centers helped support its pricing power and earnings growth. Google parent company Alphabet also contributed, reflecting rising demand for Google AI products and expanded AI cloud services. We trimmed the position

TOP DETRACTORS FROM PERFORMANCE

Positioning in the information technology (IT) sector detracted relative to the Russell 1000 Index, as the Fund lacked exposure to several IT stocks that were strong drivers of Index returns. The Fund’s underweight position in Micron Technology also detracted, as the stock was a strong performer for the Index. Micron supplies memory chips and storage solutions to data centers. It has benefited from continued strong AI-driven demand and tight supply in the memory chip market. Relative performance was hindered by an overweight position in Intercontinental Exchange, which owns and manages marketplaces for trading energy futures and other securities. The stock declined on concerns over potential AI disruption to its financial information and trading businesses. Shares of carmaker Ferrari, another detractor, fell on disappointing sales guidance and worries over its electric vehicle strategy. We sold the position.

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class C Shares at NAV - $25,943	Russell 1000® Index - $41,509	S&P 500® Minimum Volatility Index - $27,485
6/16	10,000	10,000	10,000
6/17	10,658.89	11,802.96	10,640.57
6/18	12,466.4	13,518.78	11,875.61
6/19	13,082.6	14,873.25	13,428.91
6/20	13,398.53	15,985.88	13,925.58
6/21	16,843.13	22,871.39	17,803.65
6/22	15,150.91	19,890.08	17,447.92
6/23	17,192.43	23,741.49	19,009.03
6/24	20,038.61	29,410.34	22,152.29
6/25	22,636.92	34,017.31	24,961.74
6/26	25,942.58	41,509.2	27,485.25
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class C Shares/JRSCX) at NAV	14.60%	9.02%	10.00%
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class C Shares/JRSCX) with Contingent Deffered Sales Charge	13.6%Footnote Reference*	9.02%	10%
Russell 1000® Index	22.02%	12.66%	15.30%
S&P 500® Minimum Volatility Index	10.11%	9.07%	10.64%
Footnote	Description
Footnote*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

Effective June 10, 2022, the Fund changed its investment strategy. The performance shown for periods prior to June 10, 2022, does not reflect the new investment strategy and is not indicative of the current portfolio.

Key Fund Statistics

Table Summary
Net assets (Millions)	$627
Number of portfolio holdings	79
Total investment advisory fee paid (Millions)	$3.1
Portfolio turnover rate	67%

Janus Investment Fund

2

What did the Fund invest in?

5 Largest Equity Holdings (% of net assets)

Table Summary
NVIDIA Corp.	8.1
Apple, Inc.	7.2
Alphabet, Inc.	6.9
Amazon.com, Inc.	3.7
Microsoft Corp.	3.6

Asset Allocation (% of net assets)

Table Summary
Common Stocks	97.8
Investment Companies	2.4
Investments Purchased with Cash Collateral from Securities Lending	0.4
Other	(0.6)

Country Allocations - (% of investments)

Table Summary
United States of America	93.9
Canada	2.5
Ireland	2.2
Switzerland	1.4

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Investment Fund

3

125-65-70665C 08-26

Janus Henderson Adaptive Risk Managed U.S. Equity Fund

Annual Shareholder Report

June 30, 2026

 Class D Shares : JRSDX

This annual shareholder report contains important information about the Janus Henderson Adaptive Risk Managed U.S. Equity Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class D Shares/JRSDX)	$74	0.69%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Adaptive Risk Managed U.S. Equity Fund  Class D Shares returned 15.78%. Its broad-based benchmark, the  Russell 1000® Index, returned 22.02%. Its performance benchmark, the S&P 500® Minimum Volatility Index,  returned 10.11%.

TOP CONTRIBUTORS TO PERFORMANCE

Stock selection in the communication services sector contributed relative to the Russell 1000 Index. Individual contributors included KLA, a leading supplier of advanced inspection equipment used in semiconductor production. Shares rose on expectations for strong demand as chipmakers have expanded capacity to meet the needs of artificial intelligence (AI). Rambus, another contributor, supplies solutions that improve data flow efficiency. Rising demand from data centers helped support its pricing power and earnings growth. Google parent company Alphabet also contributed, reflecting rising demand for Google AI products and expanded AI cloud services. We trimmed the position

TOP DETRACTORS FROM PERFORMANCE

Positioning in the information technology (IT) sector detracted relative to the Russell 1000 Index, as the Fund lacked exposure to several IT stocks that were strong drivers of Index returns. The Fund’s underweight position in Micron Technology also detracted, as the stock was a strong performer for the Index. Micron supplies memory chips and storage solutions to data centers. It has benefited from continued strong AI-driven demand and tight supply in the memory chip market. Relative performance was hindered by an overweight position in Intercontinental Exchange, which owns and manages marketplaces for trading energy futures and other securities. The stock declined on concerns over potential AI disruption to its financial information and trading businesses. Shares of carmaker Ferrari, another detractor, fell on disappointing sales guidance and worries over its electric vehicle strategy. We sold the position.

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class D Shares at NAV - $28,366	Russell 1000® Index - $41,509	S&P 500® Minimum Volatility Index - $27,485
6/16	10,000	10,000	10,000
6/17	10,767.37	11,802.96	10,640.57
6/18	12,704.58	13,518.78	11,875.61
6/19	13,439.62	14,873.25	13,428.91
6/20	13,898.03	15,985.88	13,925.58
6/21	17,610.84	22,871.39	17,803.65
6/22	15,963.43	19,890.08	17,447.92
6/23	18,255.58	23,741.49	19,009.03
6/24	21,501.55	29,410.34	22,152.29
6/25	24,498.91	34,017.31	24,961.74
6/26	28,365.59	41,509.2	27,485.25
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class D Shares/JRSDX)	15.78%	10.00%	10.99%
Russell 1000® Index	22.02%	12.66%	15.30%
S&P 500® Minimum Volatility Index	10.11%	9.07%	10.64%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/reports for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

Effective June 10, 2022, the Fund changed its investment strategy. The performance shown for periods prior to June 10, 2022, does not reflect the new investment strategy and is not indicative of the current portfolio.

Key Fund Statistics

Table Summary
Net assets (Millions)	$627
Number of portfolio holdings	79
Total investment advisory fee paid (Millions)	$3.1
Portfolio turnover rate	67%

Janus Investment Fund

2

What did the Fund invest in?

5 Largest Equity Holdings (% of net assets)

Table Summary
NVIDIA Corp.	8.1
Apple, Inc.	7.2
Alphabet, Inc.	6.9
Amazon.com, Inc.	3.7
Microsoft Corp.	3.6

Asset Allocation (% of net assets)

Table Summary
Common Stocks	97.8
Investment Companies	2.4
Investments Purchased with Cash Collateral from Securities Lending	0.4
Other	(0.6)

Country Allocations - (% of investments)

Table Summary
United States of America	93.9
Canada	2.5
Ireland	2.2
Switzerland	1.4

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

Where can I find more information?

At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-800-525-3713.

Janus Investment Fund

3

225-65-70666D 08-26

Janus Henderson Adaptive Risk Managed U.S. Equity Fund

Annual Shareholder Report

June 30, 2026

 Class I Shares : JRSIX

This annual shareholder report contains important information about the Janus Henderson Adaptive Risk Managed U.S. Equity Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class I Shares/JRSIX)	$71	0.66%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Adaptive Risk Managed U.S. Equity Fund  Class I Shares returned 15.81%. Its broad-based benchmark, the  Russell 1000® Index, returned 22.02%. Its performance benchmark, the S&P 500® Minimum Volatility Index,  returned 10.11%.

TOP CONTRIBUTORS TO PERFORMANCE

Stock selection in the communication services sector contributed relative to the Russell 1000 Index. Individual contributors included KLA, a leading supplier of advanced inspection equipment used in semiconductor production. Shares rose on expectations for strong demand as chipmakers have expanded capacity to meet the needs of artificial intelligence (AI). Rambus, another contributor, supplies solutions that improve data flow efficiency. Rising demand from data centers helped support its pricing power and earnings growth. Google parent company Alphabet also contributed, reflecting rising demand for Google AI products and expanded AI cloud services. We trimmed the position

TOP DETRACTORS FROM PERFORMANCE

Positioning in the information technology (IT) sector detracted relative to the Russell 1000 Index, as the Fund lacked exposure to several IT stocks that were strong drivers of Index returns. The Fund’s underweight position in Micron Technology also detracted, as the stock was a strong performer for the Index. Micron supplies memory chips and storage solutions to data centers. It has benefited from continued strong AI-driven demand and tight supply in the memory chip market. Relative performance was hindered by an overweight position in Intercontinental Exchange, which owns and manages marketplaces for trading energy futures and other securities. The stock declined on concerns over potential AI disruption to its financial information and trading businesses. Shares of carmaker Ferrari, another detractor, fell on disappointing sales guidance and worries over its electric vehicle strategy. We sold the position.

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class I Shares at NAV - $28,456	Russell 1000® Index - $41,509	S&P 500® Minimum Volatility Index - $27,485
6/16	10,000	10,000	10,000
6/17	10,775.72	11,802.96	10,640.57
6/18	12,717.83	13,518.78	11,875.61
6/19	13,457.19	14,873.25	13,428.91
6/20	13,910.96	15,985.88	13,925.58
6/21	17,631.47	22,871.39	17,803.65
6/22	15,990.31	19,890.08	17,447.92
6/23	18,306.07	23,741.49	19,009.03
6/24	21,548.44	29,410.34	22,152.29
6/25	24,570.63	34,017.31	24,961.74
6/26	28,455.84	41,509.2	27,485.25
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class I Shares/JRSIX)	15.81%	10.05%	11.02%
Russell 1000® Index	22.02%	12.66%	15.30%
S&P 500® Minimum Volatility Index	10.11%	9.07%	10.64%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

Effective June 10, 2022, the Fund changed its investment strategy. The performance shown for periods prior to June 10, 2022, does not reflect the new investment strategy and is not indicative of the current portfolio.

Key Fund Statistics

Table Summary
Net assets (Millions)	$627
Number of portfolio holdings	79
Total investment advisory fee paid (Millions)	$3.1
Portfolio turnover rate	67%

Janus Investment Fund

2

What did the Fund invest in?

5 Largest Equity Holdings (% of net assets)

Table Summary
NVIDIA Corp.	8.1
Apple, Inc.	7.2
Alphabet, Inc.	6.9
Amazon.com, Inc.	3.7
Microsoft Corp.	3.6

Asset Allocation (% of net assets)

Table Summary
Common Stocks	97.8
Investment Companies	2.4
Investments Purchased with Cash Collateral from Securities Lending	0.4
Other	(0.6)

Country Allocations - (% of investments)

Table Summary
United States of America	93.9
Canada	2.5
Ireland	2.2
Switzerland	1.4

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Investment Fund

3

125-65-70667I 08-26

Janus Henderson Adaptive Risk Managed U.S. Equity Fund

Annual Shareholder Report

June 30, 2026

 Class N Shares : JRSNX

This annual shareholder report contains important information about the Janus Henderson Adaptive Risk Managed U.S. Equity Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class N Shares/JRSNX)	$62	0.57%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Adaptive Risk Managed U.S. Equity Fund  Class N Shares returned 15.90%. Its broad-based benchmark, the  Russell 1000® Index, returned 22.02%. Its performance benchmark, the S&P 500® Minimum Volatility Index,  returned 10.11%.

TOP CONTRIBUTORS TO PERFORMANCE

Stock selection in the communication services sector contributed relative to the Russell 1000 Index. Individual contributors included KLA, a leading supplier of advanced inspection equipment used in semiconductor production. Shares rose on expectations for strong demand as chipmakers have expanded capacity to meet the needs of artificial intelligence (AI). Rambus, another contributor, supplies solutions that improve data flow efficiency. Rising demand from data centers helped support its pricing power and earnings growth. Google parent company Alphabet also contributed, reflecting rising demand for Google AI products and expanded AI cloud services. We trimmed the position

TOP DETRACTORS FROM PERFORMANCE

Positioning in the information technology (IT) sector detracted relative to the Russell 1000 Index, as the Fund lacked exposure to several IT stocks that were strong drivers of Index returns. The Fund’s underweight position in Micron Technology also detracted, as the stock was a strong performer for the Index. Micron supplies memory chips and storage solutions to data centers. It has benefited from continued strong AI-driven demand and tight supply in the memory chip market. Relative performance was hindered by an overweight position in Intercontinental Exchange, which owns and manages marketplaces for trading energy futures and other securities. The stock declined on concerns over potential AI disruption to its financial information and trading businesses. Shares of carmaker Ferrari, another detractor, fell on disappointing sales guidance and worries over its electric vehicle strategy. We sold the position.

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares at NAV - $28,764	Russell 1000® Index - $41,509	S&P 500® Minimum Volatility Index - $27,485
6/16	10,000	10,000	10,000
6/17	10,786.84	11,802.96	10,640.57
6/18	12,742.05	13,518.78	11,875.61
6/19	13,507.39	14,873.25	13,428.91
6/20	13,983.99	15,985.88	13,925.58
6/21	17,744.52	22,871.39	17,803.65
6/22	16,109.45	19,890.08	17,447.92
6/23	18,451.46	23,741.49	19,009.03
6/24	21,754.09	29,410.34	22,152.29
6/25	24,816.53	34,017.31	24,961.74
6/26	28,763.58	41,509.2	27,485.25
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class N Shares/JRSNX)	15.90%	10.14%	11.14%
Russell 1000® Index	22.02%	12.66%	15.30%
S&P 500® Minimum Volatility Index	10.11%	9.07%	10.64%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

Effective June 10, 2022, the Fund changed its investment strategy. The performance shown for periods prior to June 10, 2022, does not reflect the new investment strategy and is not indicative of the current portfolio.

Key Fund Statistics

Table Summary
Net assets (Millions)	$627
Number of portfolio holdings	79
Total investment advisory fee paid (Millions)	$3.1
Portfolio turnover rate	67%

Janus Investment Fund

2

What did the Fund invest in?

5 Largest Equity Holdings (% of net assets)

Table Summary
NVIDIA Corp.	8.1
Apple, Inc.	7.2
Alphabet, Inc.	6.9
Amazon.com, Inc.	3.7
Microsoft Corp.	3.6

Asset Allocation (% of net assets)

Table Summary
Common Stocks	97.8
Investment Companies	2.4
Investments Purchased with Cash Collateral from Securities Lending	0.4
Other	(0.6)

Country Allocations - (% of investments)

Table Summary
United States of America	93.9
Canada	2.5
Ireland	2.2
Switzerland	1.4

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Investment Fund

3

125-65-70668N 08-26

Janus Henderson Adaptive Risk Managed U.S. Equity Fund

Annual Shareholder Report

June 30, 2026

 Class S Shares : JRSSX

This annual shareholder report contains important information about the Janus Henderson Adaptive Risk Managed U.S. Equity Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class S Shares/JRSSX)	$115	1.07%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Adaptive Risk Managed U.S. Equity Fund  Class S Shares returned 15.30%. Its broad-based benchmark, the  Russell 1000® Index, returned 22.02%. Its performance benchmark, the S&P 500® Minimum Volatility Index,  returned 10.11%.

TOP CONTRIBUTORS TO PERFORMANCE

Stock selection in the communication services sector contributed relative to the Russell 1000 Index. Individual contributors included KLA, a leading supplier of advanced inspection equipment used in semiconductor production. Shares rose on expectations for strong demand as chipmakers have expanded capacity to meet the needs of artificial intelligence (AI). Rambus, another contributor, supplies solutions that improve data flow efficiency. Rising demand from data centers helped support its pricing power and earnings growth. Google parent company Alphabet also contributed, reflecting rising demand for Google AI products and expanded AI cloud services. We trimmed the position

TOP DETRACTORS FROM PERFORMANCE

Positioning in the information technology (IT) sector detracted relative to the Russell 1000 Index, as the Fund lacked exposure to several IT stocks that were strong drivers of Index returns. The Fund’s underweight position in Micron Technology also detracted, as the stock was a strong performer for the Index. Micron supplies memory chips and storage solutions to data centers. It has benefited from continued strong AI-driven demand and tight supply in the memory chip market. Relative performance was hindered by an overweight position in Intercontinental Exchange, which owns and manages marketplaces for trading energy futures and other securities. The stock declined on concerns over potential AI disruption to its financial information and trading businesses. Shares of carmaker Ferrari, another detractor, fell on disappointing sales guidance and worries over its electric vehicle strategy. We sold the position.

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class S Shares at NAV - $27,413	Russell 1000® Index - $41,509	S&P 500® Minimum Volatility Index - $27,485
6/16	10,000	10,000	10,000
6/17	10,739.75	11,802.96	10,640.57
6/18	12,625.89	13,518.78	11,875.61
6/19	13,314.53	14,873.25	13,428.91
6/20	13,716.43	15,985.88	13,925.58
6/21	17,322.19	22,871.39	17,803.65
6/22	15,644.17	19,890.08	17,447.92
6/23	17,828.28	23,741.49	19,009.03
6/24	20,916.42	29,410.34	22,152.29
6/25	23,776.15	34,017.31	24,961.74
6/26	27,413.18	41,509.2	27,485.25
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class S Shares/JRSSX)	15.30%	9.62%	10.61%
Russell 1000® Index	22.02%	12.66%	15.30%
S&P 500® Minimum Volatility Index	10.11%	9.07%	10.64%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

Effective June 10, 2022, the Fund changed its investment strategy. The performance shown for periods prior to June 10, 2022, does not reflect the new investment strategy and is not indicative of the current portfolio.

Key Fund Statistics

Table Summary
Net assets (Millions)	$627
Number of portfolio holdings	79
Total investment advisory fee paid (Millions)	$3.1
Portfolio turnover rate	67%

Janus Investment Fund

2

What did the Fund invest in?

5 Largest Equity Holdings (% of net assets)

Table Summary
NVIDIA Corp.	8.1
Apple, Inc.	7.2
Alphabet, Inc.	6.9
Amazon.com, Inc.	3.7
Microsoft Corp.	3.6

Asset Allocation (% of net assets)

Table Summary
Common Stocks	97.8
Investment Companies	2.4
Investments Purchased with Cash Collateral from Securities Lending	0.4
Other	(0.6)

Country Allocations - (% of investments)

Table Summary
United States of America	93.9
Canada	2.5
Ireland	2.2
Switzerland	1.4

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Investment Fund

3

125-65-70669S 08-26

Janus Henderson Adaptive Risk Managed U.S. Equity Fund

Annual Shareholder Report

June 30, 2026

 Class T Shares : JRSTX

This annual shareholder report contains important information about the Janus Henderson Adaptive Risk Managed U.S. Equity Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class T Shares/JRSTX)	$86	0.80%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Adaptive Risk Managed U.S. Equity Fund  Class T Shares returned 15.63%. Its broad-based benchmark, the  Russell 1000® Index, returned 22.02%. Its performance benchmark, the S&P 500® Minimum Volatility Index,  returned 10.11%.

TOP CONTRIBUTORS TO PERFORMANCE

Stock selection in the communication services sector contributed relative to the Russell 1000 Index. Individual contributors included KLA, a leading supplier of advanced inspection equipment used in semiconductor production. Shares rose on expectations for strong demand as chipmakers have expanded capacity to meet the needs of artificial intelligence (AI). Rambus, another contributor, supplies solutions that improve data flow efficiency. Rising demand from data centers helped support its pricing power and earnings growth. Google parent company Alphabet also contributed, reflecting rising demand for Google AI products and expanded AI cloud services. We trimmed the position

TOP DETRACTORS FROM PERFORMANCE

Positioning in the information technology (IT) sector detracted relative to the Russell 1000 Index, as the Fund lacked exposure to several IT stocks that were strong drivers of Index returns. The Fund’s underweight position in Micron Technology also detracted, as the stock was a strong performer for the Index. Micron supplies memory chips and storage solutions to data centers. It has benefited from continued strong AI-driven demand and tight supply in the memory chip market. Relative performance was hindered by an overweight position in Intercontinental Exchange, which owns and manages marketplaces for trading energy futures and other securities. The stock declined on concerns over potential AI disruption to its financial information and trading businesses. Shares of carmaker Ferrari, another detractor, fell on disappointing sales guidance and worries over its electric vehicle strategy. We sold the position.

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class T Shares at NAV - $28,089	Russell 1000® Index - $41,509	S&P 500® Minimum Volatility Index - $27,485
6/16	10,000	10,000	10,000
6/17	10,748.18	11,802.96	10,640.57
6/18	12,676.81	13,518.78	11,875.61
6/19	13,395.4	14,873.25	13,428.91
6/20	13,839.78	15,985.88	13,925.58
6/21	17,535.04	22,871.39	17,803.65
6/22	15,871.23	19,890.08	17,447.92
6/23	18,144.46	23,741.49	19,009.03
6/24	21,338.08	29,410.34	22,152.29
6/25	24,291.37	34,017.31	24,961.74
6/26	28,088.97	41,509.2	27,485.25
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class T Shares/JRSTX)	15.63%	9.88%	10.88%
Russell 1000® Index	22.02%	12.66%	15.30%
S&P 500® Minimum Volatility Index	10.11%	9.07%	10.64%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

Effective June 10, 2022, the Fund changed its investment strategy. The performance shown for periods prior to June 10, 2022, does not reflect the new investment strategy and is not indicative of the current portfolio.

Key Fund Statistics

Table Summary
Net assets (Millions)	$627
Number of portfolio holdings	79
Total investment advisory fee paid (Millions)	$3.1
Portfolio turnover rate	67%

Janus Investment Fund

2

What did the Fund invest in?

5 Largest Equity Holdings (% of net assets)

Table Summary
NVIDIA Corp.	8.1
Apple, Inc.	7.2
Alphabet, Inc.	6.9
Amazon.com, Inc.	3.7
Microsoft Corp.	3.6

Asset Allocation (% of net assets)

Table Summary
Common Stocks	97.8
Investment Companies	2.4
Investments Purchased with Cash Collateral from Securities Lending	0.4
Other	(0.6)

Country Allocations - (% of investments)

Table Summary
United States of America	93.9
Canada	2.5
Ireland	2.2
Switzerland	1.4

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Investment Fund

3

125-65-70670T 08-26

Janus Henderson Developed World Bond Fund

Annual Shareholder Report

June 30, 2026

 Class A Shares : HFAAX

This annual shareholder report contains important information about the Janus Henderson Developed World Bond Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Developed World Bond Fund (Class A Shares/HFAAX)	$78	0.76%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Developed World Bond Fund  Class A Shares returned 4.15%. Its broad-based benchmark, the  Bloomberg Global Aggregate Bond Index (Unhedged), returned 0.62%. Its performance benchmark, the Bloomberg Global Aggregate Credit Index (USD Hedged),  returned 4.47%.

TOP CONTRIBUTORS TO PERFORMANCE

Credit spread exposure and security selection proved to be contributors to relative performance. Investment-grade corporate bonds were the largest asset-level contributor, followed by high-yield bonds and loans. At the sector level, consumer cyclical, consumer non-cyclical, and banking delivered the strongest contributions. At the issuer level, New Zealand government bonds and agency mortgage-backed securities (MBS) were notable contributors. Positions in Bupa Finance, Service Corporation International, and Froneri also added value, supported by attractive carry and favorable spread movements. The use of derivatives was additive overall during the period, particularly the use of forward foreign currency exchange contracts which are used principally when seeking to hedge currency exposure.

TOP DETRACTORS FROM PERFORMANCE

Detractors were concentrated in a limited number of idiosyncratic credit positions. ION Platform Finance and Qlik were the largest detractors, followed by Virgin Media and Electronic Arts. Technology was the weakest-performing sector, reflecting issuer-specific weakness and wider investor concerns about the potential disruptive impact of artificial intelligence. Headwinds from interest rate positioning also weighed on results.

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson Developed World Bond Fund - Class A Shares at NAV - $12,449	Janus Henderson Developed World Bond Fund - Class A Shares at MOP - $11,863	Bloomberg Global Aggregate Bond Index (Unhedged) - $10,384	Bloomberg Global Aggregate Credit Index (USD Hedged) - $13,005
6/16	10,000	9,529.29	10,000.17	10,000
6/17	10,683.94	10,181.04	9,782.42	10,234.12
6/18	10,789.61	10,281.74	9,915.27	10,314.68
6/19	11,704.8	11,153.85	10,495.04	11,284.72
6/20	12,415.06	11,830.67	10,938.01	12,063.44
6/21	12,948.55	12,339.07	11,226.13	12,438.95
6/22	11,357.99	10,823.4	9,514.22	10,852.98
6/23	10,881.41	10,369.25	9,388.84	11,000.25
6/24	11,205.76	10,678.32	9,475.61	11,633.38
6/25	11,952.45	11,389.88	10,319.63	12,449.44
6/26	12,448.69	11,862.76	10,383.57	13,005.37
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson Developed World Bond Fund (Class A Shares/HFAAX) at NAV	4.15%	-0.78%	2.21%
Janus Henderson Developed World Bond Fund (Class A Shares/HFAAX) at Maximum Offering Price - 4.75%	-0.80%	-1.75%	1.72%
Bloomberg Global Aggregate Bond Index (Unhedged)	0.62%	-1.55%	0.38%
Bloomberg Global Aggregate Credit Index (USD Hedged)	4.47%	0.89%	2.66%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

Performance for periods prior to June 5, 2017 reflects the performance of one or more share classes of a predecessor fund, adjusted, where applicable and permitted, for differing fees and expenses. See the Fund’s prospectus for further details.

Key Fund Statistics

Table Summary
Net assets (Millions)	$476
Number of portfolio holdingsFootnote Reference#	202
Total investment advisory fee paid (Millions)	$1.8
Portfolio turnover rate	78%
Weighted average maturity	5.80 Years
Effective duration	5.67 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Janus Investment Fund

2

What did the Fund invest in?

Asset Allocation (% of net assets)

Table Summary
Corporate Bonds	55.7
Mortgage-Backed Securities	12.9
Collateralized Loan Obligations	11.2
Foreign Government Bonds	8.5
Bank Loans	7.5
Investment Companies	3.7
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	0.3

Ratings† Summary – (% of net assets)

Table Summary
Aaa	10.60
Aa	21.89
A	9.41
Baa	25.79
Ba	13.85
B	13.62
Caa	0.54
Not Rated	1.00
Other	3.30

Top 5 Areas of Investment (% of net assets)

Table Summary
Mortgage-Backed Security	12.9
Financials	12.4
Collateralized Loan Obligation	11.2
Communication Services	9.0
Foreign Government Security	8.5

† The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a June 11, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Investment Fund

3

125-65-70671A 08-26

Janus Henderson Developed World Bond Fund

Annual Shareholder Report

June 30, 2026

 Class C Shares : HFACX

This annual shareholder report contains important information about the Janus Henderson Developed World Bond Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Developed World Bond Fund (Class C Shares/HFACX)	$158	1.55%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Developed World Bond Fund  Class C Shares returned 3.26%. Its broad-based benchmark, the  Bloomberg Global Aggregate Bond Index (Unhedged), returned 0.62%. Its performance benchmark, the Bloomberg Global Aggregate Credit Index (USD Hedged),  returned 4.47%.

TOP CONTRIBUTORS TO PERFORMANCE

Credit spread exposure and security selection proved to be contributors to relative performance. Investment-grade corporate bonds were the largest asset-level contributor, followed by high-yield bonds and loans. At the sector level, consumer cyclical, consumer non-cyclical, and banking delivered the strongest contributions. At the issuer level, New Zealand government bonds and agency mortgage-backed securities (MBS) were notable contributors. Positions in Bupa Finance, Service Corporation International, and Froneri also added value, supported by attractive carry and favorable spread movements. The use of derivatives was additive overall during the period, particularly the use of forward foreign currency exchange contracts which are used principally when seeking to hedge currency exposure.

TOP DETRACTORS FROM PERFORMANCE

Detractors were concentrated in a limited number of idiosyncratic credit positions. ION Platform Finance and Qlik were the largest detractors, followed by Virgin Media and Electronic Arts. Technology was the weakest-performing sector, reflecting issuer-specific weakness and wider investor concerns about the potential disruptive impact of artificial intelligence. Headwinds from interest rate positioning also weighed on results.

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson Developed World Bond Fund - Class C Shares at NAV - $11,545	Bloomberg Global Aggregate Bond Index (Unhedged) - $10,384	Bloomberg Global Aggregate Credit Index (USD Hedged) - $13,005
6/16	10,000	10,000	10,000
6/17	10,598.38	9,782	10,234
6/18	10,624.88	9,915	10,315
6/19	11,440.26	10,495	11,285
6/20	12,041.85	10,938	12,063
6/21	12,472.06	11,226	12,439
6/22	10,861.4	9,514	10,853
6/23	10,324.49	9,389	11,000
6/24	10,555.56	9,476	11,633
6/25	11,180.48	10,320	12,449
6/26	11,544.58	10,384	13,005
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson Developed World Bond Fund (Class C Shares/HFACX) at NAV	3.26%	-1.53%	1.45%
Janus Henderson Developed World Bond Fund (Class C Shares/HFACX) with Contingent Deffered Sales Charge	2.26%Footnote Reference*	-1.53%	1.45%
Bloomberg Global Aggregate Bond Index (Unhedged)	0.62%	-1.55%	0.38%
Bloomberg Global Aggregate Credit Index (USD Hedged)	4.47%	0.89%	2.66%
Footnote	Description
Footnote*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

Performance for periods prior to June 5, 2017 reflects the performance of one or more share classes of a predecessor fund, adjusted, where applicable and permitted, for differing fees and expenses. See the Fund’s prospectus for further details.

Key Fund Statistics

Table Summary
Net assets (Millions)	$476
Number of portfolio holdingsFootnote Reference#	202
Total investment advisory fee paid (Millions)	$1.8
Portfolio turnover rate	78%
Weighted average maturity	5.80 Years
Effective duration	5.67 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Janus Investment Fund

2

What did the Fund invest in?

Asset Allocation (% of net assets)

Table Summary
Corporate Bonds	55.7
Mortgage-Backed Securities	12.9
Collateralized Loan Obligations	11.2
Foreign Government Bonds	8.5
Bank Loans	7.5
Investment Companies	3.7
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	0.3

Ratings† Summary – (% of net assets)

Table Summary
Aaa	10.60
Aa	21.89
A	9.41
Baa	25.79
Ba	13.85
B	13.62
Caa	0.54
Not Rated	1.00
Other	3.30

Top 5 Areas of Investment (% of net assets)

Table Summary
Mortgage-Backed Security	12.9
Financials	12.4
Collateralized Loan Obligation	11.2
Communication Services	9.0
Foreign Government Security	8.5

† The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a June 11, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Investment Fund

3

125-65-70672C 08-26

Janus Henderson Developed World Bond Fund

Annual Shareholder Report

June 30, 2026

 Class D Shares : HFADX

This annual shareholder report contains important information about the Janus Henderson Developed World Bond Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Developed World Bond Fund (Class D Shares/HFADX)	$69	0.68%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Developed World Bond Fund  Class D Shares returned 4.15%. Its broad-based benchmark, the  Bloomberg Global Aggregate Bond Index (Unhedged), returned 0.62%. Its performance benchmark, the Bloomberg Global Aggregate Credit Index (USD Hedged),  returned 4.47%.

TOP CONTRIBUTORS TO PERFORMANCE

Credit spread exposure and security selection proved to be contributors to relative performance. Investment-grade corporate bonds were the largest asset-level contributor, followed by high-yield bonds and loans. At the sector level, consumer cyclical, consumer non-cyclical, and banking delivered the strongest contributions. At the issuer level, New Zealand government bonds and agency mortgage-backed securities (MBS) were notable contributors. Positions in Bupa Finance, Service Corporation International, and Froneri also added value, supported by attractive carry and favorable spread movements. The use of derivatives was additive overall during the period, particularly the use of forward foreign currency exchange contracts which are used principally when seeking to hedge currency exposure.

TOP DETRACTORS FROM PERFORMANCE

Detractors were concentrated in a limited number of idiosyncratic credit positions. ION Platform Finance and Qlik were the largest detractors, followed by Virgin Media and Electronic Arts. Technology was the weakest-performing sector, reflecting issuer-specific weakness and wider investor concerns about the potential disruptive impact of artificial intelligence. Headwinds from interest rate positioning also weighed on results.

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson Developed World Bond Fund - Class D Shares at NAV - $11,782	Bloomberg Global Aggregate Bond Index (Unhedged) - $10,384	Bloomberg Global Aggregate Credit Index (USD Hedged) - $13,005
6/16	10,000	10,000.17	10,000
6/17	9,990.63	9,782.42	10,234.12
6/18	10,107.52	9,915.27	10,314.68
6/19	10,995.09	10,495.04	11,284.72
6/20	11,673.35	10,938.01	12,063.44
6/21	12,190.67	11,226.13	12,438.95
6/22	10,720.41	9,514.22	10,852.98
6/23	10,269.27	9,388.84	11,000.25
6/24	10,589.08	9,475.61	11,633.38
6/25	11,313.04	10,319.63	12,449.44
6/26	11,782.18	10,383.57	13,005.37
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson Developed World Bond Fund (Class D Shares/HFADX)	4.15%	-0.68%	2.33%
Bloomberg Global Aggregate Bond Index (Unhedged)	0.62%	-1.55%	0.38%
Bloomberg Global Aggregate Credit Index (USD Hedged)	4.47%	0.89%	2.66%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/reports for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

Performance for periods prior to June 5, 2017 reflects the performance of one or more share classes of a predecessor fund, adjusted, where applicable and permitted, for differing fees and expenses. See the Fund’s prospectus for further details.

Key Fund Statistics

Table Summary
Net assets (Millions)	$476
Number of portfolio holdingsFootnote Reference#	202
Total investment advisory fee paid (Millions)	$1.8
Portfolio turnover rate	78%
Weighted average maturity	5.80 Years
Effective duration	5.67 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Janus Investment Fund

2

What did the Fund invest in?

Asset Allocation (% of net assets)

Table Summary
Corporate Bonds	55.7
Mortgage-Backed Securities	12.9
Collateralized Loan Obligations	11.2
Foreign Government Bonds	8.5
Bank Loans	7.5
Investment Companies	3.7
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	0.3

Ratings† Summary – (% of net assets)

Table Summary
Aaa	10.60
Aa	21.89
A	9.41
Baa	25.79
Ba	13.85
B	13.62
Caa	0.54
Not Rated	1.00
Other	3.30

Top 5 Areas of Investment (% of net assets)

Table Summary
Mortgage-Backed Security	12.9
Financials	12.4
Collateralized Loan Obligation	11.2
Communication Services	9.0
Foreign Government Security	8.5

† The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a June 11, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

Where can I find more information?

At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-800-525-3713.

Janus Investment Fund

3

225-65-70673D 08-26

Janus Henderson Developed World Bond Fund

Annual Shareholder Report

June 30, 2026

 Class I Shares : HFAIX

This annual shareholder report contains important information about the Janus Henderson Developed World Bond Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Developed World Bond Fund (Class I Shares/HFAIX)	$58	0.57%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Developed World Bond Fund  Class I Shares returned 4.40%. Its broad-based benchmark, the  Bloomberg Global Aggregate Bond Index (Unhedged), returned 0.62%. Its performance benchmark, the Bloomberg Global Aggregate Credit Index (USD Hedged),  returned 4.47%.

TOP CONTRIBUTORS TO PERFORMANCE

Credit spread exposure and security selection proved to be contributors to relative performance. Investment-grade corporate bonds were the largest asset-level contributor, followed by high-yield bonds and loans. At the sector level, consumer cyclical, consumer non-cyclical, and banking delivered the strongest contributions. At the issuer level, New Zealand government bonds and agency mortgage-backed securities (MBS) were notable contributors. Positions in Bupa Finance, Service Corporation International, and Froneri also added value, supported by attractive carry and favorable spread movements. The use of derivatives was additive overall during the period, particularly the use of forward foreign currency exchange contracts which are used principally when seeking to hedge currency exposure.

TOP DETRACTORS FROM PERFORMANCE

Detractors were concentrated in a limited number of idiosyncratic credit positions. ION Platform Finance and Qlik were the largest detractors, followed by Virgin Media and Electronic Arts. Technology was the weakest-performing sector, reflecting issuer-specific weakness and wider investor concerns about the potential disruptive impact of artificial intelligence. Headwinds from interest rate positioning also weighed on results.

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson Developed World Bond Fund - Class I Shares at NAV - $12,738	Bloomberg Global Aggregate Bond Index (Unhedged) - $10,384	Bloomberg Global Aggregate Credit Index (USD Hedged) - $13,005
6/16	10,000	10,000	10,000
6/17	10,703.31	9,782	10,234
6/18	10,837.12	9,915	10,315
6/19	11,787.34	10,495	11,285
6/20	12,536.72	10,938	12,063
6/21	13,095.52	11,226	12,439
6/22	11,523.08	9,514	10,853
6/23	11,064.83	9,389	11,000
6/24	11,407.54	9,476	11,633
6/25	12,200.95	10,320	12,449
6/26	12,737.9	10,384	13,005
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson Developed World Bond Fund (Class I Shares/HFAIX)	4.40%	-0.55%	2.45%
Bloomberg Global Aggregate Bond Index (Unhedged)	0.62%	-1.55%	0.38%
Bloomberg Global Aggregate Credit Index (USD Hedged)	4.47%	0.89%	2.66%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

Performance for periods prior to June 5, 2017 reflects the performance of one or more share classes of a predecessor fund, adjusted, where applicable and permitted, for differing fees and expenses. See the Fund’s prospectus for further details.

Key Fund Statistics

Table Summary
Net assets (Millions)	$476
Number of portfolio holdingsFootnote Reference#	202
Total investment advisory fee paid (Millions)	$1.8
Portfolio turnover rate	78%
Weighted average maturity	5.80 Years
Effective duration	5.67 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Janus Investment Fund

2

What did the Fund invest in?

Asset Allocation (% of net assets)

Table Summary
Corporate Bonds	55.7
Mortgage-Backed Securities	12.9
Collateralized Loan Obligations	11.2
Foreign Government Bonds	8.5
Bank Loans	7.5
Investment Companies	3.7
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	0.3

Ratings† Summary – (% of net assets)

Table Summary
Aaa	10.60
Aa	21.89
A	9.41
Baa	25.79
Ba	13.85
B	13.62
Caa	0.54
Not Rated	1.00
Other	3.30

Top 5 Areas of Investment (% of net assets)

Table Summary
Mortgage-Backed Security	12.9
Financials	12.4
Collateralized Loan Obligation	11.2
Communication Services	9.0
Foreign Government Security	8.5

† The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a June 11, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Investment Fund

3

125-65-70674I 08-26

Janus Henderson Developed World Bond Fund

Annual Shareholder Report

June 30, 2026

 Class N Shares : HFARX

This annual shareholder report contains important information about the Janus Henderson Developed World Bond Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Developed World Bond Fund (Class N Shares/HFARX)	$58	0.57%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Developed World Bond Fund  Class N Shares returned 4.40%. Its broad-based benchmark, the  Bloomberg Global Aggregate Bond Index (Unhedged), returned 0.62%. Its performance benchmark, the Bloomberg Global Aggregate Credit Index (USD Hedged),  returned 4.47%.

TOP CONTRIBUTORS TO PERFORMANCE

Credit spread exposure and security selection proved to be contributors to relative performance. Investment-grade corporate bonds were the largest asset-level contributor, followed by high-yield bonds and loans. At the sector level, consumer cyclical, consumer non-cyclical, and banking delivered the strongest contributions. At the issuer level, New Zealand government bonds and agency mortgage-backed securities (MBS) were notable contributors. Positions in Bupa Finance, Service Corporation International, and Froneri also added value, supported by attractive carry and favorable spread movements. The use of derivatives was additive overall during the period, particularly the use of forward foreign currency exchange contracts which are used principally when seeking to hedge currency exposure.

TOP DETRACTORS FROM PERFORMANCE

Detractors were concentrated in a limited number of idiosyncratic credit positions. ION Platform Finance and Qlik were the largest detractors, followed by Virgin Media and Electronic Arts. Technology was the weakest-performing sector, reflecting issuer-specific weakness and wider investor concerns about the potential disruptive impact of artificial intelligence. Headwinds from interest rate positioning also weighed on results.

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson Developed World Bond Fund - Class N Shares at NAV - $12,774	Bloomberg Global Aggregate Bond Index (Unhedged) - $10,384	Bloomberg Global Aggregate Credit Index (USD Hedged) - $13,005
6/16	10,000	10,000	10,000
6/17	10,720.71	9,782	10,234
6/18	10,848.77	9,915	10,315
6/19	11,819.03	10,495	11,285
6/20	12,565.74	10,938	12,063
6/21	13,128	11,226	12,439
6/22	11,569.34	9,514	10,853
6/23	11,094.16	9,389	11,000
6/24	11,453.39	9,476	11,633
6/25	12,235.83	10,320	12,449
6/26	12,774.27	10,384	13,005
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson Developed World Bond Fund (Class N Shares/HFARX)	4.40%	-0.54%	2.48%
Bloomberg Global Aggregate Bond Index (Unhedged)	0.62%	-1.55%	0.38%
Bloomberg Global Aggregate Credit Index (USD Hedged)	4.47%	0.89%	2.66%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

Performance for periods prior to June 5, 2017 reflects the performance of one or more share classes of a predecessor fund, adjusted, where applicable and permitted, for differing fees and expenses. See the Fund’s prospectus for further details.

Key Fund Statistics

Table Summary
Net assets (Millions)	$476
Number of portfolio holdingsFootnote Reference#	202
Total investment advisory fee paid (Millions)	$1.8
Portfolio turnover rate	78%
Weighted average maturity	5.80 Years
Effective duration	5.67 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Janus Investment Fund

2

What did the Fund invest in?

Asset Allocation (% of net assets)

Table Summary
Corporate Bonds	55.7
Mortgage-Backed Securities	12.9
Collateralized Loan Obligations	11.2
Foreign Government Bonds	8.5
Bank Loans	7.5
Investment Companies	3.7
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	0.3

Ratings† Summary – (% of net assets)

Table Summary
Aaa	10.60
Aa	21.89
A	9.41
Baa	25.79
Ba	13.85
B	13.62
Caa	0.54
Not Rated	1.00
Other	3.30

Top 5 Areas of Investment (% of net assets)

Table Summary
Mortgage-Backed Security	12.9
Financials	12.4
Collateralized Loan Obligation	11.2
Communication Services	9.0
Foreign Government Security	8.5

† The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a June 11, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Investment Fund

3

125-65-70675N 08-26

Janus Henderson Developed World Bond Fund

Annual Shareholder Report

June 30, 2026

 Class S Shares : HFASX

This annual shareholder report contains important information about the Janus Henderson Developed World Bond Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Developed World Bond Fund (Class S Shares/HFASX)	$109	1.07%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Developed World Bond Fund  Class S Shares returned 3.86%. Its broad-based benchmark, the  Bloomberg Global Aggregate Bond Index (Unhedged), returned 0.62%. Its performance benchmark, the Bloomberg Global Aggregate Credit Index (USD Hedged),  returned 4.47%.

TOP CONTRIBUTORS TO PERFORMANCE

Credit spread exposure and security selection proved to be contributors to relative performance. Investment-grade corporate bonds were the largest asset-level contributor, followed by high-yield bonds and loans. At the sector level, consumer cyclical, consumer non-cyclical, and banking delivered the strongest contributions. At the issuer level, New Zealand government bonds and agency mortgage-backed securities (MBS) were notable contributors. Positions in Bupa Finance, Service Corporation International, and Froneri also added value, supported by attractive carry and favorable spread movements. The use of derivatives was additive overall during the period, particularly the use of forward foreign currency exchange contracts which are used principally when seeking to hedge currency exposure.

TOP DETRACTORS FROM PERFORMANCE

Detractors were concentrated in a limited number of idiosyncratic credit positions. ION Platform Finance and Qlik were the largest detractors, followed by Virgin Media and Electronic Arts. Technology was the weakest-performing sector, reflecting issuer-specific weakness and wider investor concerns about the potential disruptive impact of artificial intelligence. Headwinds from interest rate positioning also weighed on results.

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson Developed World Bond Fund - Class S Shares at NAV - $11,420	Bloomberg Global Aggregate Bond Index (Unhedged) - $10,384	Bloomberg Global Aggregate Credit Index (USD Hedged) - $13,005
6/16	10,000	10,000	10,000
6/17	10,661.29	9,782	10,234
6/18	10,752.19	9,915	10,315
6/19	11,667.57	10,495	11,285
6/20	12,347.74	10,938	12,063
6/21	12,840.08	11,226	12,439
6/22	11,250.11	9,514	10,853
6/23	10,752.66	9,389	11,000
6/24	11,042.67	9,476	11,633
6/25	11,736.16	10,320	12,449
6/26	12,189.17	10,384	13,005
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson Developed World Bond Fund (Class S Shares/HFASX)	3.86%	-1.04%	2.00%
Bloomberg Global Aggregate Credit Index (USD Hedged)	4.47%	0.89%	2.66%
Bloomberg Global Aggregate Bond Index (Unhedged)	0.62%	-1.55%	0.38%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

Performance for periods prior to June 5, 2017 reflects the performance of one or more share classes of a predecessor fund, adjusted, where applicable and permitted, for differing fees and expenses. See the Fund’s prospectus for further details.

Key Fund Statistics

Table Summary
Net assets (Millions)	$476
Number of portfolio holdingsFootnote Reference#	202
Total investment advisory fee paid (Millions)	$1.8
Portfolio turnover rate	78%
Weighted average maturity	5.80 Years
Effective duration	5.67 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Janus Investment Fund

2

What did the Fund invest in?

Asset Allocation (% of net assets)

Table Summary
Corporate Bonds	55.7
Mortgage-Backed Securities	12.9
Collateralized Loan Obligations	11.2
Foreign Government Bonds	8.5
Bank Loans	7.5
Investment Companies	3.7
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	0.3

Ratings† Summary – (% of net assets)

Table Summary
Aaa	10.60
Aa	21.89
A	9.41
Baa	25.79
Ba	13.85
B	13.62
Caa	0.54
Not Rated	1.00
Other	3.30

Top 5 Areas of Investment (% of net assets)

Table Summary
Mortgage-Backed Security	12.9
Financials	12.4
Collateralized Loan Obligation	11.2
Communication Services	9.0
Foreign Government Security	8.5

† The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a June 11, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Investment Fund

3

125-65-70676S 08-26

Janus Henderson Developed World Bond Fund

Annual Shareholder Report

June 30, 2026

 Class T Shares : HFATX

This annual shareholder report contains important information about the Janus Henderson Developed World Bond Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Developed World Bond Fund (Class T Shares/HFATX)	$83	0.81%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Developed World Bond Fund  Class T Shares returned 4.14%. Its broad-based benchmark, the  Bloomberg Global Aggregate Bond Index (Unhedged), returned 0.62%. Its performance benchmark, the Bloomberg Global Aggregate Credit Index (USD Hedged),  returned 4.47%.

TOP CONTRIBUTORS TO PERFORMANCE

Credit spread exposure and security selection proved to be contributors to relative performance. Investment-grade corporate bonds were the largest asset-level contributor, followed by high-yield bonds and loans. At the sector level, consumer cyclical, consumer non-cyclical, and banking delivered the strongest contributions. At the issuer level, New Zealand government bonds and agency mortgage-backed securities (MBS) were notable contributors. Positions in Bupa Finance, Service Corporation International, and Froneri also added value, supported by attractive carry and favorable spread movements. The use of derivatives was additive overall during the period, particularly the use of forward foreign currency exchange contracts which are used principally when seeking to hedge currency exposure.

TOP DETRACTORS FROM PERFORMANCE

Detractors were concentrated in a limited number of idiosyncratic credit positions. ION Platform Finance and Qlik were the largest detractors, followed by Virgin Media and Electronic Arts. Technology was the weakest-performing sector, reflecting issuer-specific weakness and wider investor concerns about the potential disruptive impact of artificial intelligence. Headwinds from interest rate positioning also weighed on results.

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson Developed World Bond Fund - Class T Shares at NAV - $11,668	Bloomberg Global Aggregate Bond Index (Unhedged) - $10,384	Bloomberg Global Aggregate Credit Index (USD Hedged) - $13,005
6/16	10,000	10,000.17	10,000
6/17	9,989.89	9,782.42	10,234.12
6/18	10,100.67	9,915.27	10,314.68
6/19	10,968.75	10,495.04	11,284.72
6/20	11,645.01	10,938.01	12,063.44
6/21	12,137.3	11,226.13	12,438.95
6/22	10,660.51	9,514.22	10,852.98
6/23	10,210.88	9,388.84	11,000.25
6/24	10,500.36	9,475.61	11,633.38
6/25	11,203.99	10,319.63	12,449.44
6/26	11,668.16	10,384	13,005.37
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson Developed World Bond Fund (Class T Shares/HFATX)	4.14%	-0.79%	2.23%
Bloomberg Global Aggregate Bond Index (Unhedged)	0.62%	-1.55%	0.38%
Bloomberg Global Aggregate Credit Index (USD Hedged)	4.47%	0.89%	2.66%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

Performance for periods prior to June 5, 2017 reflects the performance of one or more share classes of a predecessor fund, adjusted, where applicable and permitted, for differing fees and expenses. See the Fund’s prospectus for further details.

Key Fund Statistics

Table Summary
Net assets (Millions)	$476
Number of portfolio holdingsFootnote Reference#	202
Total investment advisory fee paid (Millions)	$1.8
Portfolio turnover rate	78%
Weighted average maturity	5.80 Years
Effective duration	5.67 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Janus Investment Fund

2

What did the Fund invest in?

Asset Allocation (% of net assets)

Table Summary
Corporate Bonds	55.7
Mortgage-Backed Securities	12.9
Collateralized Loan Obligations	11.2
Foreign Government Bonds	8.5
Bank Loans	7.5
Investment Companies	3.7
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	0.3

Ratings† Summary – (% of net assets)

Table Summary
Aaa	10.60
Aa	21.89
A	9.41
Baa	25.79
Ba	13.85
B	13.62
Caa	0.54
Not Rated	1.00
Other	3.30

Top 5 Areas of Investment (% of net assets)

Table Summary
Mortgage-Backed Security	12.9
Financials	12.4
Collateralized Loan Obligation	11.2
Communication Services	9.0
Foreign Government Security	8.5

† The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a June 11, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Investment Fund

3

125-65-70677T 08-26

Janus Henderson Flexible Bond Fund

Annual Shareholder Report

June 30, 2026

 Class A Shares : JDFAX

This annual shareholder report contains important information about the Janus Henderson Flexible Bond Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Flexible Bond Fund (Class A Shares/JDFAX)	$80	0.79%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026 , the Janus Henderson Flexible Bond Fund   Class A Shares returned 3.43%. Its broad-based benchmark, the  Bloomberg U.S. Aggregate Bond Index, returned 3.79%.

TOP CONTRIBUTORS TO PERFORMANCE

The diversified overweight to credit spread risk and corresponding underweight to U.S. Treasuries were the key performance drivers relative to the Bloomberg US Aggregate Index in the 12 months to June 30, 2026. Exposure to high-yield corporate bonds was a strong contributor to results. Other off-benchmark allocations to collateralized mortgage obligations (CMOs) and loans also contributed, as did an overweight allocation to commercial mortgage-backed securities (CMBS). Within loans, a position in X Corp (formerly Twitter) benefited from being called due to a corporate merger

TOP DETRACTORS FROM PERFORMANCE

Yield curve positioning detracted over the period, particularly in the first half of 2026 as short-term yields rose faster than long-term yields. Our overweight position at the front end of the yield curve weighed on relative results as the curve flattened. Against this backdrop of heightened rate sensitivity, we trimmed duration to a modest underweight in the second quarter of 2026 and reduced the size of our positioning for steepening in the yield curve. However, this was insufficient to offset the negative impact as the spread between 10- and 2-year Treasuries continued to narrow. The use of derivatives weighed on results, in particular, the use of futures, which are used to manage interest rate risk, yield curve positioning, and country exposure. Security selection within asset-backed securities (ABS) also detracted.

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson Flexible Bond Fund - Class A Shares at NAV - $11,876	Janus Henderson Flexible Bond Fund - Class A Shares at MOP - $11,312	Bloomberg U.S. Aggregate Bond Index - $11,656
6/16	10,000	9,525.09	10,000
6/17	10,029.63	9,553.32	9,968.54
6/18	9,934.61	9,462.82	9,928.93
6/19	10,591.3	10,088.32	10,710.27
6/20	11,640.19	11,087.36	11,646.31
6/21	11,895.41	11,330.48	11,607.49
6/22	10,597.94	10,094.64	10,412.83
6/23	10,428.42	9,933.16	10,315.19
6/24	10,801.18	10,288.21	10,586.58
6/25	11,482.32	10,936.99	11,229.82
6/26	11,876.34	11,312.32	11,655.53
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson Flexible Bond Fund (Class A Shares/JDFAX) at NAV	3.43%	-0.03%	1.73%
Janus Henderson Flexible Bond Fund (Class A Shares/JDFAX) at Maximum Offering Price - 4.75%	-1.52%	-1.01%	1.24%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

Key Fund Statistics

Table Summary
Net assets (Millions)	$2,724
Number of portfolio holdingsFootnote Reference#	610
Total investment advisory fee paid (Millions)	$9.6
Portfolio turnover rate	205%
Weighted average maturity	5.60 Years
Effective duration	5.75 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Janus Investment Fund

2

What did the Fund invest in?

Asset Allocation (% of net assets)

Table Summary
Mortgage-Backed Securities	22.0
Corporate Bonds	20.4
U.S. Treasury Debt	20.1
Commercial Mortgage-Backed Securities	9.4
Asset-Backed Securities	9.4
Investment Companies	7.7
Residential Mortgage-Backed Securities	6.8
Collateralized Loan Obligations	5.4
Bank Loans	3.2
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	(4.6)

Ratings† Summary – (% of net assets)

Table Summary
Aaa	18.74
Aa	43.54
A	7.61
Baa	9.27
Ba	10.71
B	1.98
Not Rated	5.78
Other	2.37

Top 5 Areas of Investment (% of net assets)

Table Summary
Mortgage-Backed Security	22.0
U.S. Treasury Debt	20.1
Commercial Mortgage-Backed Security	9.4
Asset-Backed Security	9.4
Residential Mortgage-Backed Security	6.8

† The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Investment Fund

3

125-65-70678A 08-26

Janus Henderson Flexible Bond Fund

Annual Shareholder Report

June 30, 2026

 Class C Shares : JFICX

This annual shareholder report contains important information about the Janus Henderson Flexible Bond Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Flexible Bond Fund (Class C Shares/JFICX)	$146	1.44%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026 , the Janus Henderson Flexible Bond Fund   Class C Shares returned 2.88%. Its broad-based benchmark, the  Bloomberg U.S. Aggregate Bond Index, returned 3.79%.

TOP CONTRIBUTORS TO PERFORMANCE

The diversified overweight to credit spread risk and corresponding underweight to U.S. Treasuries were the key performance drivers relative to the Bloomberg US Aggregate Index in the 12 months to June 30, 2026. Exposure to high-yield corporate bonds was a strong contributor to results. Other off-benchmark allocations to collateralized mortgage obligations (CMOs) and loans also contributed, as did an overweight allocation to commercial mortgage-backed securities (CMBS). Within loans, a position in X Corp (formerly Twitter) benefited from being called due to a corporate merger

TOP DETRACTORS FROM PERFORMANCE

Yield curve positioning detracted over the period, particularly in the first half of 2026 as short-term yields rose faster than long-term yields. Our overweight position at the front end of the yield curve weighed on relative results as the curve flattened. Against this backdrop of heightened rate sensitivity, we trimmed duration to a modest underweight in the second quarter of 2026 and reduced the size of our positioning for steepening in the yield curve. However, this was insufficient to offset the negative impact as the spread between 10- and 2-year Treasuries continued to narrow. The use of derivatives weighed on results, in particular, the use of futures, which are used to manage interest rate risk, yield curve positioning, and country exposure. Security selection within asset-backed securities (ABS) also detracted.

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson Flexible Bond Fund - Class C Shares at NAV - $11,139	Bloomberg U.S. Aggregate Bond Index - $11,656
6/16	10,000	10,000
6/17	9,962.34	9,968.54
6/18	9,808.8	9,928.93
6/19	10,394.29	10,710.27
6/20	11,353.24	11,646.31
6/21	11,535.31	11,607.49
6/22	10,205.71	10,412.83
6/23	9,969.68	10,315.19
6/24	10,251.55	10,586.58
6/25	10,827.77	11,229.82
6/26	11,139.27	11,655.53
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson Flexible Bond Fund (Class C Shares/JFICX) at NAV	2.88%	-0.70%	1.08%
Janus Henderson Flexible Bond Fund (Class C Shares/JFICX) with Contingent Deffered Sales Charge	1.89%Footnote Reference*	-0.7%	1.08%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Footnote	Description
Footnote*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

Key Fund Statistics

Table Summary
Net assets (Millions)	$2,724
Number of portfolio holdingsFootnote Reference#	610
Total investment advisory fee paid (Millions)	$9.6
Portfolio turnover rate	205%
Weighted average maturity	5.60 Years
Effective duration	5.75 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Janus Investment Fund

2

What did the Fund invest in?

Asset Allocation (% of net assets)

Table Summary
Mortgage-Backed Securities	22.0
Corporate Bonds	20.4
U.S. Treasury Debt	20.1
Commercial Mortgage-Backed Securities	9.4
Asset-Backed Securities	9.4
Investment Companies	7.7
Residential Mortgage-Backed Securities	6.8
Collateralized Loan Obligations	5.4
Bank Loans	3.2
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	(4.6)

Ratings† Summary – (% of net assets)

Table Summary
Aaa	18.74
Aa	43.54
A	7.61
Baa	9.27
Ba	10.71
B	1.98
Not Rated	5.78
Other	2.37

Top 5 Areas of Investment (% of net assets)

Table Summary
Mortgage-Backed Security	22.0
U.S. Treasury Debt	20.1
Commercial Mortgage-Backed Security	9.4
Asset-Backed Security	9.4
Residential Mortgage-Backed Security	6.8

† The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Investment Fund

3

125-65-70679C 08-26

Janus Henderson Flexible Bond Fund

Annual Shareholder Report

June 30, 2026

 Class D Shares : JANFX

This annual shareholder report contains important information about the Janus Henderson Flexible Bond Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Flexible Bond Fund (Class D Shares/JANFX)	$53	0.52%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026 , the Janus Henderson Flexible Bond Fund   Class D Shares returned 3.82%. Its broad-based benchmark, the  Bloomberg U.S. Aggregate Bond Index, returned 3.79%.

TOP CONTRIBUTORS TO PERFORMANCE

The diversified overweight to credit spread risk and corresponding underweight to U.S. Treasuries were the key performance drivers relative to the Bloomberg US Aggregate Index in the 12 months to June 30, 2026. Exposure to high-yield corporate bonds was a strong contributor to results. Other off-benchmark allocations to collateralized mortgage obligations (CMOs) and loans also contributed, as did an overweight allocation to commercial mortgage-backed securities (CMBS). Within loans, a position in X Corp (formerly Twitter) benefited from being called due to a corporate merger

TOP DETRACTORS FROM PERFORMANCE

Yield curve positioning detracted over the period, particularly in the first half of 2026 as short-term yields rose faster than long-term yields. Our overweight position at the front end of the yield curve weighed on relative results as the curve flattened. Against this backdrop of heightened rate sensitivity, we trimmed duration to a modest underweight in the second quarter of 2026 and reduced the size of our positioning for steepening in the yield curve. However, this was insufficient to offset the negative impact as the spread between 10- and 2-year Treasuries continued to narrow. The use of derivatives weighed on results, in particular, the use of futures, which are used to manage interest rate risk, yield curve positioning, and country exposure. Security selection within asset-backed securities (ABS) also detracted.

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson Flexible Bond Fund - Class D Shares at NAV - $12,180	Bloomberg U.S. Aggregate Bond Index - $11,656
6/16	10,000	10,000
6/17	10,054.2	9,968.54
6/18	9,990.02	9,928.93
6/19	10,682.8	10,710.27
6/20	11,775.04	11,646.31
6/21	12,067.9	11,607.49
6/22	10,771.75	10,412.83
6/23	10,613.7	10,315.19
6/24	11,007.91	10,586.58
6/25	11,731.04	11,229.82
6/26	12,179.68	11,655.53
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson Flexible Bond Fund (Class D Shares/JANFX)	3.82%	0.18%	1.99%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/reports for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

Key Fund Statistics

Table Summary
Net assets (Millions)	$2,724
Number of portfolio holdingsFootnote Reference#	610
Total investment advisory fee paid (Millions)	$9.6
Portfolio turnover rate	205%
Weighted average maturity	5.60 Years
Effective duration	5.75 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Janus Investment Fund

2

What did the Fund invest in?

Asset Allocation (% of net assets)

Table Summary
Mortgage-Backed Securities	22.0
Corporate Bonds	20.4
U.S. Treasury Debt	20.1
Commercial Mortgage-Backed Securities	9.4
Asset-Backed Securities	9.4
Investment Companies	7.7
Residential Mortgage-Backed Securities	6.8
Collateralized Loan Obligations	5.4
Bank Loans	3.2
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	(4.6)

Ratings† Summary – (% of net assets)

Table Summary
Aaa	18.74
Aa	43.54
A	7.61
Baa	9.27
Ba	10.71
B	1.98
Not Rated	5.78
Other	2.37

Top 5 Areas of Investment (% of net assets)

Table Summary
Mortgage-Backed Security	22.0
U.S. Treasury Debt	20.1
Commercial Mortgage-Backed Security	9.4
Asset-Backed Security	9.4
Residential Mortgage-Backed Security	6.8

† The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

Where can I find more information?

At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-800-525-3713.

Janus Investment Fund

3

225-65-70680D 08-26

Janus Henderson Flexible Bond Fund

Annual Shareholder Report

June 30, 2026

 Class I Shares : JFLEX

This annual shareholder report contains important information about the Janus Henderson Flexible Bond Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Flexible Bond Fund (Class I Shares/JFLEX)	$49	0.48%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026 , the Janus Henderson Flexible Bond Fund   Class I Shares returned 3.86%. Its broad-based benchmark, the  Bloomberg U.S. Aggregate Bond Index, returned 3.79%.

TOP CONTRIBUTORS TO PERFORMANCE

The diversified overweight to credit spread risk and corresponding underweight to U.S. Treasuries were the key performance drivers relative to the Bloomberg US Aggregate Index in the 12 months to June 30, 2026. Exposure to high-yield corporate bonds was a strong contributor to results. Other off-benchmark allocations to collateralized mortgage obligations (CMOs) and loans also contributed, as did an overweight allocation to commercial mortgage-backed securities (CMBS). Within loans, a position in X Corp (formerly Twitter) benefited from being called due to a corporate merger

TOP DETRACTORS FROM PERFORMANCE

Yield curve positioning detracted over the period, particularly in the first half of 2026 as short-term yields rose faster than long-term yields. Our overweight position at the front end of the yield curve weighed on relative results as the curve flattened. Against this backdrop of heightened rate sensitivity, we trimmed duration to a modest underweight in the second quarter of 2026 and reduced the size of our positioning for steepening in the yield curve. However, this was insufficient to offset the negative impact as the spread between 10- and 2-year Treasuries continued to narrow. The use of derivatives weighed on results, in particular, the use of futures, which are used to manage interest rate risk, yield curve positioning, and country exposure. Security selection within asset-backed securities (ABS) also detracted.

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson Flexible Bond Fund - Class I Shares at NAV - $12,275	Bloomberg U.S. Aggregate Bond Index - $11,656
6/16	10,000	10,000
6/17	10,059.03	9,968.54
6/18	10,003.93	9,928.93
6/19	10,705.92	10,710.27
6/20	11,809.31	11,646.31
6/21	12,111.42	11,607.49
6/22	10,820.91	10,412.83
6/23	10,674.27	10,315.19
6/24	11,082.88	10,586.58
6/25	11,818.29	11,229.82
6/26	12,274.55	11,655.53
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson Flexible Bond Fund (Class I Shares/JFLEX)	3.86%	0.27%	2.07%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

Key Fund Statistics

Table Summary
Net assets (Millions)	$2,724
Number of portfolio holdingsFootnote Reference#	610
Total investment advisory fee paid (Millions)	$9.6
Portfolio turnover rate	205%
Weighted average maturity	5.60 Years
Effective duration	5.75 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Janus Investment Fund

2

What did the Fund invest in?

Asset Allocation (% of net assets)

Table Summary
Mortgage-Backed Securities	22.0
Corporate Bonds	20.4
U.S. Treasury Debt	20.1
Commercial Mortgage-Backed Securities	9.4
Asset-Backed Securities	9.4
Investment Companies	7.7
Residential Mortgage-Backed Securities	6.8
Collateralized Loan Obligations	5.4
Bank Loans	3.2
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	(4.6)

Ratings† Summary – (% of net assets)

Table Summary
Aaa	18.74
Aa	43.54
A	7.61
Baa	9.27
Ba	10.71
B	1.98
Not Rated	5.78
Other	2.37

Top 5 Areas of Investment (% of net assets)

Table Summary
Mortgage-Backed Security	22.0
U.S. Treasury Debt	20.1
Commercial Mortgage-Backed Security	9.4
Asset-Backed Security	9.4
Residential Mortgage-Backed Security	6.8

† The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Investment Fund

3

125-65-70681I 08-26

Janus Henderson Flexible Bond Fund

Annual Shareholder Report

June 30, 2026

 Class N Shares : JDFNX

This annual shareholder report contains important information about the Janus Henderson Flexible Bond Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Flexible Bond Fund (Class N Shares/JDFNX)	$41	0.40%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026 , the Janus Henderson Flexible Bond Fund   Class N Shares returned 3.84%. Its broad-based benchmark, the  Bloomberg U.S. Aggregate Bond Index, returned 3.79%.

TOP CONTRIBUTORS TO PERFORMANCE

The diversified overweight to credit spread risk and corresponding underweight to U.S. Treasuries were the key performance drivers relative to the Bloomberg US Aggregate Index in the 12 months to June 30, 2026. Exposure to high-yield corporate bonds was a strong contributor to results. Other off-benchmark allocations to collateralized mortgage obligations (CMOs) and loans also contributed, as did an overweight allocation to commercial mortgage-backed securities (CMBS). Within loans, a position in X Corp (formerly Twitter) benefited from being called due to a corporate merger

TOP DETRACTORS FROM PERFORMANCE

Yield curve positioning detracted over the period, particularly in the first half of 2026 as short-term yields rose faster than long-term yields. Our overweight position at the front end of the yield curve weighed on relative results as the curve flattened. Against this backdrop of heightened rate sensitivity, we trimmed duration to a modest underweight in the second quarter of 2026 and reduced the size of our positioning for steepening in the yield curve. However, this was insufficient to offset the negative impact as the spread between 10- and 2-year Treasuries continued to narrow. The use of derivatives weighed on results, in particular, the use of futures, which are used to manage interest rate risk, yield curve positioning, and country exposure. Security selection within asset-backed securities (ABS) also detracted.

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson Flexible Bond Fund - Class N Shares at NAV - $12,345	Bloomberg U.S. Aggregate Bond Index - $11,656
6/16	10,000	10,000
6/17	10,079.4	9,968.54
6/18	10,020.35	9,928.93
6/19	10,732.03	10,710.27
6/20	11,857.83	11,646.31
6/21	12,158.95	11,607.49
6/22	10,866.26	10,412.83
6/23	10,719.49	10,315.19
6/24	11,130.68	10,586.58
6/25	11,888.69	11,229.82
6/26	12,344.65	11,655.53
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson Flexible Bond Fund (Class N Shares/JDFNX)	3.84%	0.30%	2.13%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

Key Fund Statistics

Table Summary
Net assets (Millions)	$2,724
Number of portfolio holdingsFootnote Reference#	610
Total investment advisory fee paid (Millions)	$9.6
Portfolio turnover rate	205%
Weighted average maturity	5.60 Years
Effective duration	5.75 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Janus Investment Fund

2

What did the Fund invest in?

Asset Allocation (% of net assets)

Table Summary
Mortgage-Backed Securities	22.0
Corporate Bonds	20.4
U.S. Treasury Debt	20.1
Commercial Mortgage-Backed Securities	9.4
Asset-Backed Securities	9.4
Investment Companies	7.7
Residential Mortgage-Backed Securities	6.8
Collateralized Loan Obligations	5.4
Bank Loans	3.2
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	(4.6)

Ratings† Summary – (% of net assets)

Table Summary
Aaa	18.74
Aa	43.54
A	7.61
Baa	9.27
Ba	10.71
B	1.98
Not Rated	5.78
Other	2.37

Top 5 Areas of Investment (% of net assets)

Table Summary
Mortgage-Backed Security	22.0
U.S. Treasury Debt	20.1
Commercial Mortgage-Backed Security	9.4
Asset-Backed Security	9.4
Residential Mortgage-Backed Security	6.8

† The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Investment Fund

3

125-65-70682N 08-26

Janus Henderson Flexible Bond Fund

Annual Shareholder Report

June 30, 2026

 Class R Shares : JDFRX

This annual shareholder report contains important information about the Janus Henderson Flexible Bond Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Flexible Bond Fund (Class R Shares/JDFRX)	$116	1.14%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026 , the Janus Henderson Flexible Bond Fund   Class R Shares returned 3.18%. Its broad-based benchmark, the  Bloomberg U.S. Aggregate Bond Index, returned 3.79%.

TOP CONTRIBUTORS TO PERFORMANCE

The diversified overweight to credit spread risk and corresponding underweight to U.S. Treasuries were the key performance drivers relative to the Bloomberg US Aggregate Index in the 12 months to June 30, 2026. Exposure to high-yield corporate bonds was a strong contributor to results. Other off-benchmark allocations to collateralized mortgage obligations (CMOs) and loans also contributed, as did an overweight allocation to commercial mortgage-backed securities (CMBS). Within loans, a position in X Corp (formerly Twitter) benefited from being called due to a corporate merger

TOP DETRACTORS FROM PERFORMANCE

Yield curve positioning detracted over the period, particularly in the first half of 2026 as short-term yields rose faster than long-term yields. Our overweight position at the front end of the yield curve weighed on relative results as the curve flattened. Against this backdrop of heightened rate sensitivity, we trimmed duration to a modest underweight in the second quarter of 2026 and reduced the size of our positioning for steepening in the yield curve. However, this was insufficient to offset the negative impact as the spread between 10- and 2-year Treasuries continued to narrow. The use of derivatives weighed on results, in particular, the use of futures, which are used to manage interest rate risk, yield curve positioning, and country exposure. Security selection within asset-backed securities (ABS) also detracted.

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson Flexible Bond Fund - Class R Shares at NAV - $11,460	Bloomberg U.S. Aggregate Bond Index - $11,656
6/16	10,000	10,000
6/17	9,994.37	9,968.54
6/18	9,871.58	9,928.93
6/19	10,493.28	10,710.27
6/20	11,496.06	11,646.31
6/21	11,713.52	11,607.49
6/22	10,390.9	10,412.83
6/23	10,174.24	10,315.19
6/24	10,485.9	10,586.58
6/25	11,105.96	11,229.82
6/26	11,459.52	11,655.53
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson Flexible Bond Fund (Class R Shares/JDFRX)	3.18%	-0.44%	1.37%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

Key Fund Statistics

Table Summary
Net assets (Millions)	$2,724
Number of portfolio holdingsFootnote Reference#	610
Total investment advisory fee paid (Millions)	$9.6
Portfolio turnover rate	205%
Weighted average maturity	5.60 Years
Effective duration	5.75 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Janus Investment Fund

2

What did the Fund invest in?

Asset Allocation (% of net assets)

Table Summary
Mortgage-Backed Securities	22.0
Corporate Bonds	20.4
U.S. Treasury Debt	20.1
Commercial Mortgage-Backed Securities	9.4
Asset-Backed Securities	9.4
Investment Companies	7.7
Residential Mortgage-Backed Securities	6.8
Collateralized Loan Obligations	5.4
Bank Loans	3.2
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	(4.6)

Ratings† Summary – (% of net assets)

Table Summary
Aaa	18.74
Aa	43.54
A	7.61
Baa	9.27
Ba	10.71
B	1.98
Not Rated	5.78
Other	2.37

Top 5 Areas of Investment (% of net assets)

Table Summary
Mortgage-Backed Security	22.0
U.S. Treasury Debt	20.1
Commercial Mortgage-Backed Security	9.4
Asset-Backed Security	9.4
Residential Mortgage-Backed Security	6.8

† The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Investment Fund

3

125-65-70683R 08-26

Janus Henderson Flexible Bond Fund

Annual Shareholder Report

June 30, 2026

 Class S Shares : JADFX

This annual shareholder report contains important information about the Janus Henderson Flexible Bond Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Flexible Bond Fund (Class S Shares/JADFX)	$91	0.89%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026 , the Janus Henderson Flexible Bond Fund   Class S Shares returned 3.43%. Its broad-based benchmark, the  Bloomberg U.S. Aggregate Bond Index, returned 3.79%.

TOP CONTRIBUTORS TO PERFORMANCE

The diversified overweight to credit spread risk and corresponding underweight to U.S. Treasuries were the key performance drivers relative to the Bloomberg US Aggregate Index in the 12 months to June 30, 2026. Exposure to high-yield corporate bonds was a strong contributor to results. Other off-benchmark allocations to collateralized mortgage obligations (CMOs) and loans also contributed, as did an overweight allocation to commercial mortgage-backed securities (CMBS). Within loans, a position in X Corp (formerly Twitter) benefited from being called due to a corporate merger

TOP DETRACTORS FROM PERFORMANCE

Yield curve positioning detracted over the period, particularly in the first half of 2026 as short-term yields rose faster than long-term yields. Our overweight position at the front end of the yield curve weighed on relative results as the curve flattened. Against this backdrop of heightened rate sensitivity, we trimmed duration to a modest underweight in the second quarter of 2026 and reduced the size of our positioning for steepening in the yield curve. However, this was insufficient to offset the negative impact as the spread between 10- and 2-year Treasuries continued to narrow. The use of derivatives weighed on results, in particular, the use of futures, which are used to manage interest rate risk, yield curve positioning, and country exposure. Security selection within asset-backed securities (ABS) also detracted.

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson Flexible Bond Fund - Class S Shares at NAV - $11,742	Bloomberg U.S. Aggregate Bond Index - $11,656
6/16	10,000	10,000
6/17	10,019.94	9,968.54
6/18	9,921.83	9,928.93
6/19	10,572.85	10,710.27
6/20	11,611.71	11,646.31
6/21	11,856.74	11,607.49
6/22	10,543.17	10,412.83
6/23	10,349.04	10,315.19
6/24	10,692.38	10,586.58
6/25	11,352.06	11,229.82
6/26	11,741.82	11,655.53
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson Flexible Bond Fund (Class S Shares/JADFX)	3.43%	-0.19%	1.62%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

Key Fund Statistics

Table Summary
Net assets (Millions)	$2,724
Number of portfolio holdingsFootnote Reference#	610
Total investment advisory fee paid (Millions)	$9.6
Portfolio turnover rate	205%
Weighted average maturity	5.60 Years
Effective duration	5.75 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Janus Investment Fund

2

What did the Fund invest in?

Asset Allocation (% of net assets)

Table Summary
Mortgage-Backed Securities	22.0
Corporate Bonds	20.4
U.S. Treasury Debt	20.1
Commercial Mortgage-Backed Securities	9.4
Asset-Backed Securities	9.4
Investment Companies	7.7
Residential Mortgage-Backed Securities	6.8
Collateralized Loan Obligations	5.4
Bank Loans	3.2
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	(4.6)

Ratings† Summary – (% of net assets)

Table Summary
Aaa	18.74
Aa	43.54
A	7.61
Baa	9.27
Ba	10.71
B	1.98
Not Rated	5.78
Other	2.37

Top 5 Areas of Investment (% of net assets)

Table Summary
Mortgage-Backed Security	22.0
U.S. Treasury Debt	20.1
Commercial Mortgage-Backed Security	9.4
Asset-Backed Security	9.4
Residential Mortgage-Backed Security	6.8

† The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Investment Fund

3

125-65-70684S 08-26

Janus Henderson Flexible Bond Fund

Annual Shareholder Report

June 30, 2026

 Class T Shares : JAFIX

This annual shareholder report contains important information about the Janus Henderson Flexible Bond Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Flexible Bond Fund (Class T Shares/JAFIX)	$65	0.64%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026 , the Janus Henderson Flexible Bond Fund   Class T Shares returned 3.59%. Its broad-based benchmark, the  Bloomberg U.S. Aggregate Bond Index, returned 3.79%.

TOP CONTRIBUTORS TO PERFORMANCE

The diversified overweight to credit spread risk and corresponding underweight to U.S. Treasuries were the key performance drivers relative to the Bloomberg US Aggregate Index in the 12 months to June 30, 2026. Exposure to high-yield corporate bonds was a strong contributor to results. Other off-benchmark allocations to collateralized mortgage obligations (CMOs) and loans also contributed, as did an overweight allocation to commercial mortgage-backed securities (CMBS). Within loans, a position in X Corp (formerly Twitter) benefited from being called due to a corporate merger

TOP DETRACTORS FROM PERFORMANCE

Yield curve positioning detracted over the period, particularly in the first half of 2026 as short-term yields rose faster than long-term yields. Our overweight position at the front end of the yield curve weighed on relative results as the curve flattened. Against this backdrop of heightened rate sensitivity, we trimmed duration to a modest underweight in the second quarter of 2026 and reduced the size of our positioning for steepening in the yield curve. However, this was insufficient to offset the negative impact as the spread between 10- and 2-year Treasuries continued to narrow. The use of derivatives weighed on results, in particular, the use of futures, which are used to manage interest rate risk, yield curve positioning, and country exposure. Security selection within asset-backed securities (ABS) also detracted.

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson Flexible Bond Fund - Class T Shares at NAV - $12,053	Bloomberg U.S. Aggregate Bond Index - $11,656
6/16	10,000	10,000
6/17	10,055.14	9,968.54
6/18	9,982.47	9,928.93
6/19	10,665.48	10,710.27
6/20	11,744.57	11,646.31
6/21	12,025.02	11,607.49
6/22	10,722.09	10,412.83
6/23	10,552.43	10,315.19
6/24	10,931.35	10,586.58
6/25	11,635.61	11,229.82
6/26	12,053.3	11,655.53
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson Flexible Bond Fund (Class T Shares/JAFIX)	3.59%	0.05%	1.89%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

Key Fund Statistics

Table Summary
Net assets (Millions)	$2,724
Number of portfolio holdingsFootnote Reference#	610
Total investment advisory fee paid (Millions)	$9.6
Portfolio turnover rate	205%
Weighted average maturity	5.60 Years
Effective duration	5.75 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Janus Investment Fund

2

What did the Fund invest in?

Asset Allocation (% of net assets)

Table Summary
Mortgage-Backed Securities	22.0
Corporate Bonds	20.4
U.S. Treasury Debt	20.1
Commercial Mortgage-Backed Securities	9.4
Asset-Backed Securities	9.4
Investment Companies	7.7
Residential Mortgage-Backed Securities	6.8
Collateralized Loan Obligations	5.4
Bank Loans	3.2
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	(4.6)

Ratings† Summary – (% of net assets)

Table Summary
Aaa	18.74
Aa	43.54
A	7.61
Baa	9.27
Ba	10.71
B	1.98
Not Rated	5.78
Other	2.37

Top 5 Areas of Investment (% of net assets)

Table Summary
Mortgage-Backed Security	22.0
U.S. Treasury Debt	20.1
Commercial Mortgage-Backed Security	9.4
Asset-Backed Security	9.4
Residential Mortgage-Backed Security	6.8

† The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Investment Fund

3

125-65-70685T 08-26

Janus Henderson Global Allocation Fund – Conservative

Annual Shareholder Report

June 30, 2026

 Class A Shares : JCAAX

This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Conservative (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Conservative (Class A Shares/JCAAX)	$51	0.48%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Global Allocation Fund – Conservative  Class A Shares returned 12.06%. Its broad-based benchmark, the Bloomberg Global Aggregate Bond Index (Hedged), returned 3.17%, its  former broad-based benchmark, the Bloomberg Global Aggregate Bond Index (Unhedged), returned 0.62%. It's performance benchmark indices, the Global Conservative Allocation Index (Hedged),  returned 11.15% and the Global Conservative Allocation Index (Unhedged), returned 11.16%.

The Fund actively allocates across a range of underlying mutual funds and assesses performance through three layers of decision-making: strategic asset-class allocation, dynamic alllocation to sub-asset classes, and manager selection of the underlying funds. The Fund averaged a 44.7% weighting in equities and a 54.1% weighting in fixed income over the performance period.

TOP CONTRIBUTORS TO PERFORMANCE

Fixed income positioning aided results relative to the blended benchmark (40% MSCI ACWI / 60% Bloomberg Global Aggregate Bond Index). A near-neutral weight position in international fixed income was a notable contributor due to selection decisions. Within equities, an overweight in international equities supported results, aided by exposure to emerging market stocks

TOP DETRACTORS FROM PERFORMANCE

Equities positioning proved to be a detractor overall. A near-neutral weight position in U.S. equities hampered relative results due to selection decisions. The Fund was underweight U.S. fixed income, and this positioning also detracted on a relative basis.

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson Global Allocation Fund – Conservative - Class A Shares at NAV - $16,083	Janus Henderson Global Allocation Fund – Conservative - Class A Shares at MOP - $15,156	Bloomberg Global Aggregate Bond Index (Hedged) - $12,100	Bloomberg Global Aggregate Bond Index (Unhedged) - $10,384	Global Conservative Allocation Index (Hedged) - $18,546	Global Conservative Allocation Index (Unhedged) - $18,696
6/16	10,000	9,423.67	10,000	10,000	10,000	10,000
6/17	10,601.48	9,990.5	9,958.71	9,782	10,691.72	10,741.38
6/18	11,084.2	10,445.41	10,123.48	9,915	11,258.19	11,212.65
6/19	11,468.45	10,807.53	10,912.7	10,495	12,084.26	11,797.39
6/20	11,764.28	11,086.31	11,574.91	10,938	12,687.77	12,260.98
6/21	14,031.39	13,222.78	11,583.76	11,226	14,537.83	14,079.7
6/22	11,608.56	10,939.57	10,548.17	9,514	12,862.32	12,900.1
6/23	12,135.59	11,436.22	10,602.83	9,389	13,748.47	13,808.01
6/24	13,046.58	12,294.71	11,048.17	9,476	15,146.13	15,281.61
6/25	14,362.73	13,535.01	11,728.08	10,320	16,685.54	16,817.88
6/26	16,083.28	15,156.39	12,099.88	10,384	18,545.86	18,695.5
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson Global Allocation Fund – Conservative (Class A Shares/JCAAX) at NAV	12.06%	2.77%	4.87%
Janus Henderson Global Allocation Fund – Conservative (Class A Shares/JCAAX) at Maximum Offering Price - 5.75%	5.62%	1.56%	4.25%
Bloomberg Global Aggregate Bond Index (Hedged)	3.17%	0.88%	1.92%
Bloomberg Global Aggregate Bond Index (Unhedged)	0.62%	-1.55%	0.38%
Global Conservative Allocation Index (Hedged)	11.15%	4.99%	6.37%
Global Conservative Allocation Index (Unhedged)	11.16%	5.83%	6.46%

Effective January 1, 2026, the Fund changed its broad-based benchmark index from the Bloomberg Global Aggregate Bond Index (Unhedged) to the Bloomberg Global Aggregate Bond Index (Hedged) as it has investment characteristics similar to the Fund.

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information.  The graph and table include reinvestment all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

The Global Conservative Allocation Index is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the Bloomberg Global Aggregate Bond Index (60%) and the MSCI All Country World IndexSM (40%).

Effective June 20, 2024, the Fund changed its investment strategy. Performance prior to June 20, 2024 reflects the Fund’s former strategy, and its performance may have differed if the Fund’s current strategy had been in place.

Janus Investment Fund

2

Key Fund Statistics

Table Summary
Net assets (Millions)	$147
Number of portfolio holdings	19
Total investment advisory fee paid (Millions)	$0
Portfolio turnover rate	38%

What did the Fund invest in?

Asset Allocation (% of net assets)

Table Summary
Investment Companies	99.9
Other	0.1

Top 5 Holdings (% of net assets)

Table Summary
iShares Core International Aggregate Bond ETF	16.9
Janus Henderson Flexible Bond Fund	16.1
Janus Henderson Developed World Bond Fund	12.7
Janus Henderson Overseas Fund	7.3
Janus Henderson Emerging Markets Debt Hard Currency ETF	7.0

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Investment Fund

3

125-65-70686A 08-26

Janus Henderson Global Allocation Fund – Conservative

Annual Shareholder Report

June 30, 2026

 Class C Shares : JCACX

This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Conservative (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Conservative (Class C Shares/JCACX)	$130	1.23%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Global Allocation Fund – Conservative  Class C Shares returned 11.19%. Its broad-based benchmark, the Bloomberg Global Aggregate Bond Index (Hedged), returned 3.17%, its  former broad-based benchmark, the Bloomberg Global Aggregate Bond Index (Unhedged), returned 0.62%. It's performance benchmark indices, the Global Conservative Allocation Index (Hedged),  returned 11.15% and the Global Conservative Allocation Index (Unhedged), returned 11.16%.

The Fund actively allocates across a range of underlying mutual funds and assesses performance through three layers of decision-making: strategic asset-class allocation, dynamic alllocation to sub-asset classes, and manager selection of the underlying funds. The Fund averaged a 44.7% weighting in equities and a 54.1% weighting in fixed income over the performance period.

TOP CONTRIBUTORS TO PERFORMANCE

Fixed income positioning aided results relative to the blended benchmark (40% MSCI ACWI / 60% Bloomberg Global Aggregate Bond Index). A near-neutral weight position in international fixed income was a notable contributor due to selection decisions. Within equities, an overweight in international equities supported results, aided by exposure to emerging market stocks

TOP DETRACTORS FROM PERFORMANCE

Equities positioning proved to be a detractor overall. A near-neutral weight position in U.S. equities hampered relative results due to selection decisions. The Fund was underweight U.S. fixed income, and this positioning also detracted on a relative basis.

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson Global Allocation Fund – Conservative - Class C Shares at NAV - $15,027	Bloomberg Global Aggregate Bond Index (Hedged) - $12,100	Bloomberg Global Aggregate Bond Index (Unhedged) - $10,384	Global Conservative Allocation Index (Hedged) - $18,546	Global Conservative Allocation Index (Unhedged) - $18,696
6/16	10,000	10,000	10,000	10,000	10,000
6/17	10,550.18	9,958.71	9,782	10,691.72	10,741.38
6/18	10,952.22	10,123.48	9,915	11,258.19	11,212.65
6/19	11,256.21	10,912.7	10,495	12,084.26	11,797.39
6/20	11,464.22	11,574.91	10,938	12,687.77	12,260.98
6/21	13,580.34	11,583.76	11,226	14,537.83	14,079.7
6/22	11,159.48	10,548.17	9,514	12,862.32	12,900.1
6/23	11,592.25	10,602.83	9,389	13,748.47	13,808.01
6/24	12,364.16	11,048.17	9,476	15,146.13	15,281.61
6/25	13,514.06	11,728.08	10,320	16,685.54	16,817.88
6/26	15,026.94	12,099.88	10,384	18,545.86	18,695.5
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson Global Allocation Fund – Conservative (Class C Shares/JCACX) at NAV	11.19%	2.05%	4.16%
Janus Henderson Global Allocation Fund – Conservative (Class C Shares/JCACX) with Contingent Deffered Sales Charge	10.19%Footnote Reference*	2.05%	4.16%
Bloomberg Global Aggregate Bond Index (Hedged)	3.17%	0.88%	1.92%
Bloomberg Global Aggregate Bond Index (Unhedged)	0.62%	-1.55%	0.38%
Global Conservative Allocation Index (Hedged)	11.15%	4.99%	6.37%
Global Conservative Allocation Index (Unhedged)	11.16%	5.83%	6.46%

Effective January 1, 2026, the Fund changed its broad-based benchmark index from the Bloomberg Global Aggregate Bond Index (Unhedged) to the Bloomberg Global Aggregate Bond Index (Hedged) as it has investment characteristics similar to the Fund.

Footnote	Description
Footnote*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information.  The graph and table include reinvestment all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

The Global Conservative Allocation Index is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the Bloomberg Global Aggregate Bond Index (60%) and the MSCI All Country World IndexSM (40%).

Effective June 20, 2024, the Fund changed its investment strategy. Performance prior to June 20, 2024 reflects the Fund’s former strategy, and its performance may have differed if the Fund’s current strategy had been in place.

Janus Investment Fund

2

Key Fund Statistics

Table Summary
Net assets (Millions)	$147
Number of portfolio holdings	19
Total investment advisory fee paid (Millions)	$0
Portfolio turnover rate	38%

What did the Fund invest in?

Asset Allocation (% of net assets)

Table Summary
Investment Companies	99.9
Other	0.1

Top 5 Holdings (% of net assets)

Table Summary
iShares Core International Aggregate Bond ETF	16.9
Janus Henderson Flexible Bond Fund	16.1
Janus Henderson Developed World Bond Fund	12.7
Janus Henderson Overseas Fund	7.3
Janus Henderson Emerging Markets Debt Hard Currency ETF	7.0

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Investment Fund

3

125-65-70687C 08-26

Janus Henderson Global Allocation Fund – Conservative

Annual Shareholder Report

June 30, 2026

 Class D Shares : JMSCX

This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Conservative (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Conservative (Class D Shares/JMSCX)	$28	0.26%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Global Allocation Fund – Conservative  Class D Shares returned 12.26%. Its broad-based benchmark, the Bloomberg Global Aggregate Bond Index (Hedged), returned 3.17%, its  former broad-based benchmark, the Bloomberg Global Aggregate Bond Index (Unhedged), returned 0.62%. It's performance benchmark indices, the Global Conservative Allocation Index (Hedged),  returned 11.15% and the Global Conservative Allocation Index (Unhedged), returned 11.16%.

The Fund actively allocates across a range of underlying mutual funds and assesses performance through three layers of decision-making: strategic asset-class allocation, dynamic alllocation to sub-asset classes, and manager selection of the underlying funds. The Fund averaged a 44.7% weighting in equities and a 54.1% weighting in fixed income over the performance period.

TOP CONTRIBUTORS TO PERFORMANCE

Fixed income positioning aided results relative to the blended benchmark (40% MSCI ACWI / 60% Bloomberg Global Aggregate Bond Index). A near-neutral weight position in international fixed income was a notable contributor due to selection decisions. Within equities, an overweight in international equities supported results, aided by exposure to emerging market stocks

TOP DETRACTORS FROM PERFORMANCE

Equities positioning proved to be a detractor overall. A near-neutral weight position in U.S. equities hampered relative results due to selection decisions. The Fund was underweight U.S. fixed income, and this positioning also detracted on a relative basis.

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson Global Allocation Fund – Conservative - Class D Shares at NAV - $16,423	Bloomberg Global Aggregate Bond Index (Hedged) - $12,100	Bloomberg Global Aggregate Bond Index (Unhedged) - $10,384	Global Conservative Allocation Index (Hedged) - $18,546	Global Conservative Allocation Index (Unhedged) - $18,696
6/16	10,000	10,000	10,000	10,000	10,000
6/17	10,619.39	9,958.71	9,782	10,691.72	10,741.38
6/18	11,127.24	10,123.48	9,915	11,258.19	11,212.65
6/19	11,538.62	10,912.7	10,495	12,084.26	11,797.39
6/20	11,858.41	11,574.91	10,938	12,687.77	12,260.98
6/21	14,174.09	11,583.76	11,226	14,537.83	14,079.7
6/22	11,752.43	10,548.17	9,514	12,862.32	12,900.1
6/23	12,313.63	10,602.83	9,389	13,748.47	13,808.01
6/24	13,270.64	11,048.17	9,476	15,146.13	15,281.61
6/25	14,629.18	11,728.08	10,320	16,685.54	16,817.88
6/26	16,422.56	12,099.88	10,384	18,545.86	18,695.5
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson Global Allocation Fund – Conservative (Class D Shares/JMSCX)	12.26%	2.99%	5.09%
Bloomberg Global Aggregate Bond Index (Hedged)	3.17%	0.88%	1.92%
Bloomberg Global Aggregate Bond Index (Unhedged)	0.62%	-1.55%	0.38%
Global Conservative Allocation Index (Hedged)	11.15%	4.99%	6.37%
Global Conservative Allocation Index (Unhedged)	11.16%	5.83%	6.46%

Effective January 1, 2026, the Fund changed its broad-based benchmark index from the Bloomberg Global Aggregate Bond Index (Unhedged) to the Bloomberg Global Aggregate Bond Index (Hedged) as it has investment characteristics similar to the Fund.

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/reports for the most recent performance information.  The graph and table include reinvestment all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

The Global Conservative Allocation Index is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the Bloomberg Global Aggregate Bond Index (60%) and the MSCI All Country World IndexSM (40%).

Effective June 20, 2024, the Fund changed its investment strategy. Performance prior to June 20, 2024 reflects the Fund’s former strategy, and its performance may have differed if the Fund’s current strategy had been in place.

Janus Investment Fund

2

Key Fund Statistics

Table Summary
Net assets (Millions)	$147
Number of portfolio holdings	19
Total investment advisory fee paid (Millions)	$0
Portfolio turnover rate	38%

What did the Fund invest in?

Asset Allocation (% of net assets)

Table Summary
Investment Companies	99.9
Other	0.1

Top 5 Holdings (% of net assets)

Table Summary
iShares Core International Aggregate Bond ETF	16.9
Janus Henderson Flexible Bond Fund	16.1
Janus Henderson Developed World Bond Fund	12.7
Janus Henderson Overseas Fund	7.3
Janus Henderson Emerging Markets Debt Hard Currency ETF	7.0

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

Where can I find more information?

At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-800-525-3713.

Janus Investment Fund

3

225-65-70688D 08-26

Janus Henderson Global Allocation Fund – Conservative

Annual Shareholder Report

June 30, 2026

 Class I Shares : JCAIX

This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Conservative (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Conservative (Class I Shares/JCAIX)	$27	0.25%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Global Allocation Fund – Conservative  Class I Shares returned 12.24%. Its broad-based benchmark, the Bloomberg Global Aggregate Bond Index (Hedged), returned 3.17%, its  former broad-based benchmark, the Bloomberg Global Aggregate Bond Index (Unhedged), returned 0.62%. It's performance benchmark indices, the Global Conservative Allocation Index (Hedged),  returned 11.15% and the Global Conservative Allocation Index (Unhedged), returned 11.16%.

The Fund actively allocates across a range of underlying mutual funds and assesses performance through three layers of decision-making: strategic asset-class allocation, dynamic alllocation to sub-asset classes, and manager selection of the underlying funds. The Fund averaged a 44.7% weighting in equities and a 54.1% weighting in fixed income over the performance period.

TOP CONTRIBUTORS TO PERFORMANCE

Fixed income positioning aided results relative to the blended benchmark (40% MSCI ACWI / 60% Bloomberg Global Aggregate Bond Index). A near-neutral weight position in international fixed income was a notable contributor due to selection decisions. Within equities, an overweight in international equities supported results, aided by exposure to emerging market stocks

TOP DETRACTORS FROM PERFORMANCE

Equities positioning proved to be a detractor overall. A near-neutral weight position in U.S. equities hampered relative results due to selection decisions. The Fund was underweight U.S. fixed income, and this positioning also detracted on a relative basis.

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson Global Allocation Fund – Conservative - Class I Shares at NAV - $16,483	Bloomberg Global Aggregate Bond Index (Hedged) - $12,100	Bloomberg Global Aggregate Bond Index (Unhedged) - $10,384	Global Conservative Allocation Index (Hedged) - $18,546	Global Conservative Allocation Index (Unhedged) - $18,696
6/16	10,000	10,000	10,000	10,000	10,000
6/17	10,628.8	9,958.71	9,782	10,691.72	10,741.38
6/18	11,144.18	10,123.48	9,915	11,258.19	11,212.65
6/19	11,557.12	10,912.7	10,495	12,084.26	11,797.39
6/20	11,891.6	11,574.91	10,938	12,687.77	12,260.98
6/21	14,217.74	11,583.76	11,226	14,537.83	14,079.7
6/22	11,794.64	10,548.17	9,514	12,862.32	12,900.1
6/23	12,361.03	10,602.83	9,389	13,748.47	13,808.01
6/24	13,316.24	11,048.17	9,476	15,146.13	15,281.61
6/25	14,685.68	11,728.08	10,320	16,685.54	16,817.88
6/26	16,483.02	12,099.88	10,384	18,545.86	18,695.5
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson Global Allocation Fund – Conservative (Class I Shares/JCAIX)	12.24%	3.00%	5.12%
Bloomberg Global Aggregate Bond Index (Hedged)	3.17%	0.88%	1.92%
Bloomberg Global Aggregate Bond Index (Unhedged)	0.62%	-1.55%	0.38%
Global Conservative Allocation Index (Hedged)	11.15%	4.99%	6.37%
Global Conservative Allocation Index (Unhedged)	11.16%	5.83%	6.46%

Effective January 1, 2026, the Fund changed its broad-based benchmark index from the Bloomberg Global Aggregate Bond Index (Unhedged) to the Bloomberg Global Aggregate Bond Index (Hedged) as it has investment characteristics similar to the Fund.

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information.  The graph and table include reinvestment all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

The Global Conservative Allocation Index is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the Bloomberg Global Aggregate Bond Index (60%) and the MSCI All Country World IndexSM (40%).

Effective June 20, 2024, the Fund changed its investment strategy. Performance prior to June 20, 2024 reflects the Fund’s former strategy, and its performance may have differed if the Fund’s current strategy had been in place.

Janus Investment Fund

2

Key Fund Statistics

Table Summary
Net assets (Millions)	$147
Number of portfolio holdings	19
Total investment advisory fee paid (Millions)	$0
Portfolio turnover rate	38%

What did the Fund invest in?

Asset Allocation (% of net assets)

Table Summary
Investment Companies	99.9
Other	0.1

Top 5 Holdings (% of net assets)

Table Summary
iShares Core International Aggregate Bond ETF	16.9
Janus Henderson Flexible Bond Fund	16.1
Janus Henderson Developed World Bond Fund	12.7
Janus Henderson Overseas Fund	7.3
Janus Henderson Emerging Markets Debt Hard Currency ETF	7.0

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Investment Fund

3

125-65-70689I 08-26

Janus Henderson Global Allocation Fund – Conservative

Annual Shareholder Report

June 30, 2026

 Class S Shares : JCASX

This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Conservative (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Conservative (Class S Shares/JCASX)	$69	0.65%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Global Allocation Fund – Conservative  Class S Shares returned 11.84%. Its broad-based benchmark, the Bloomberg Global Aggregate Bond Index (Hedged), returned 3.17%, its  former broad-based benchmark, the Bloomberg Global Aggregate Bond Index (Unhedged), returned 0.62%. It's performance benchmark indices, the Global Conservative Allocation Index (Hedged),  returned 11.15% and the Global Conservative Allocation Index (Unhedged), returned 11.16%.

The Fund actively allocates across a range of underlying mutual funds and assesses performance through three layers of decision-making: strategic asset-class allocation, dynamic alllocation to sub-asset classes, and manager selection of the underlying funds. The Fund averaged a 44.7% weighting in equities and a 54.1% weighting in fixed income over the performance period.

TOP CONTRIBUTORS TO PERFORMANCE

Fixed income positioning aided results relative to the blended benchmark (40% MSCI ACWI / 60% Bloomberg Global Aggregate Bond Index). A near-neutral weight position in international fixed income was a notable contributor due to selection decisions. Within equities, an overweight in international equities supported results, aided by exposure to emerging market stocks

TOP DETRACTORS FROM PERFORMANCE

Equities positioning proved to be a detractor overall. A near-neutral weight position in U.S. equities hampered relative results due to selection decisions. The Fund was underweight U.S. fixed income, and this positioning also detracted on a relative basis.

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson Global Allocation Fund – Conservative - Class S Shares at NAV - $15,806	Bloomberg Global Aggregate Bond Index (Hedged) - $12,100	Bloomberg Global Aggregate Bond Index (Unhedged) - $10,384	Global Conservative Allocation Index (Hedged) - $18,546	Global Conservative Allocation Index (Unhedged) - $18,696
6/16	10,000	10,000	10,000	10,000	10,000
6/17	10,584.43	9,958.71	9,782	10,691.72	10,741.38
6/18	11,044.54	10,123.48	9,915	11,258.19	11,212.65
6/19	11,411.73	10,912.7	10,495	12,084.26	11,797.39
6/20	11,689.18	11,574.91	10,938	12,687.77	12,260.98
6/21	13,905.44	11,583.76	11,226	14,537.83	14,079.7
6/22	11,489.73	10,548.17	9,514	12,862.32	12,900.1
6/23	11,991.03	10,602.83	9,389	13,748.47	13,808.01
6/24	12,870.02	11,048.17	9,476	15,146.13	15,281.61
6/25	14,132.38	11,728.08	10,320	16,685.54	16,817.88
6/26	15,806.18	12,099.88	10,384	18,545.86	18,695.5
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson Global Allocation Fund – Conservative (Class S Shares/JCASX)	11.84%	2.60%	4.68%
Bloomberg Global Aggregate Bond Index (Hedged)	3.17%	0.88%	1.92%
Bloomberg Global Aggregate Bond Index (Unhedged)	0.62%	-1.55%	0.38%
Global Conservative Allocation Index (Hedged)	11.15%	4.99%	6.37%
Global Conservative Allocation Index (Unhedged)	11.16%	5.83%	6.46%

Effective January 1, 2026, the Fund changed its broad-based benchmark index from the Bloomberg Global Aggregate Bond Index (Unhedged) to the Bloomberg Global Aggregate Bond Index (Hedged) as it has investment characteristics similar to the Fund.

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information.  The graph and table include reinvestment all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

The Global Conservative Allocation Index is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the Bloomberg Global Aggregate Bond Index (60%) and the MSCI All Country World IndexSM (40%).

Effective June 20, 2024, the Fund changed its investment strategy. Performance prior to June 20, 2024 reflects the Fund’s former strategy, and its performance may have differed if the Fund’s current strategy had been in place.

Janus Investment Fund

2

Key Fund Statistics

Table Summary
Net assets (Millions)	$147
Number of portfolio holdings	19
Total investment advisory fee paid (Millions)	$0
Portfolio turnover rate	38%

What did the Fund invest in?

Asset Allocation (% of net assets)

Table Summary
Investment Companies	99.9
Other	0.1

Top 5 Holdings (% of net assets)

Table Summary
iShares Core International Aggregate Bond ETF	16.9
Janus Henderson Flexible Bond Fund	16.1
Janus Henderson Developed World Bond Fund	12.7
Janus Henderson Overseas Fund	7.3
Janus Henderson Emerging Markets Debt Hard Currency ETF	7.0

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Investment Fund

3

125-65-70690S 08-26

Janus Henderson Global Allocation Fund – Conservative

Annual Shareholder Report

June 30, 2026

 Class T Shares : JSPCX

This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Conservative (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Conservative (Class T Shares/JSPCX)	$36	0.34%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Global Allocation Fund – Conservative  Class T Shares returned 12.19%. Its broad-based benchmark, the Bloomberg Global Aggregate Bond Index (Hedged), returned 3.17%, its  former broad-based benchmark, the Bloomberg Global Aggregate Bond Index (Unhedged), returned 0.62%. It's performance benchmark indices, the Global Conservative Allocation Index (Hedged),  returned 11.15% and the Global Conservative Allocation Index (Unhedged), returned 11.16%.

The Fund actively allocates across a range of underlying mutual funds and assesses performance through three layers of decision-making: strategic asset-class allocation, dynamic alllocation to sub-asset classes, and manager selection of the underlying funds. The Fund averaged a 44.7% weighting in equities and a 54.1% weighting in fixed income over the performance period.

TOP CONTRIBUTORS TO PERFORMANCE

Fixed income positioning aided results relative to the blended benchmark (40% MSCI ACWI / 60% Bloomberg Global Aggregate Bond Index). A near-neutral weight position in international fixed income was a notable contributor due to selection decisions. Within equities, an overweight in international equities supported results, aided by exposure to emerging market stocks

TOP DETRACTORS FROM PERFORMANCE

Equities positioning proved to be a detractor overall. A near-neutral weight position in U.S. equities hampered relative results due to selection decisions. The Fund was underweight U.S. fixed income, and this positioning also detracted on a relative basis.

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson Global Allocation Fund – Conservative - Class T Shares at NAV - $16,302	Bloomberg Global Aggregate Bond Index (Hedged) - $12,100	Bloomberg Global Aggregate Bond Index (Unhedged) - $10,384	Global Conservative Allocation Index (Hedged) - $18,546	Global Conservative Allocation Index (Unhedged) - $18,696
6/16	10,000	10,000	10,000	10,000	10,000
6/17	10,621.02	9,958.71	9,782	10,691.72	10,741.38
6/18	11,121.05	10,123.48	9,915	11,258.19	11,212.65
6/19	11,511	10,912.7	10,495	12,084.26	11,797.39
6/20	11,830.69	11,574.91	10,938	12,687.77	12,260.98
6/21	14,112.54	11,583.76	11,226	14,537.83	14,079.7
6/22	11,694.21	10,548.17	9,514	12,862.32	12,900.1
6/23	12,250.85	10,602.83	9,389	13,748.47	13,808.01
6/24	13,187.77	11,048.17	9,476	15,146.13	15,281.61
6/25	14,531.11	11,728.08	10,320	16,685.54	16,817.88
6/26	16,302.49	12,099.88	10,384	18,545.86	18,695.5
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson Global Allocation Fund – Conservative (Class T Shares/JSPCX)	12.19%	2.93%	5.01%
Bloomberg Global Aggregate Bond Index (Hedged)	3.17%	0.88%	1.92%
Bloomberg Global Aggregate Bond Index (Unhedged)	0.62%	-1.55%	0.38%
Global Conservative Allocation Index (Hedged)	11.15%	4.99%	6.37%
Global Conservative Allocation Index (Unhedged)	11.16%	5.83%	6.46%

Effective January 1, 2026, the Fund changed its broad-based benchmark index from the Bloomberg Global Aggregate Bond Index (Unhedged) to the Bloomberg Global Aggregate Bond Index (Hedged) as it has investment characteristics similar to the Fund.

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information.  The graph and table include reinvestment all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

The Global Conservative Allocation Index is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the Bloomberg Global Aggregate Bond Index (60%) and the MSCI All Country World IndexSM (40%).

Effective June 20, 2024, the Fund changed its investment strategy. Performance prior to June 20, 2024 reflects the Fund’s former strategy, and its performance may have differed if the Fund’s current strategy had been in place.

Janus Investment Fund

2

Key Fund Statistics

Table Summary
Net assets (Millions)	$147
Number of portfolio holdings	19
Total investment advisory fee paid (Millions)	$0
Portfolio turnover rate	38%

What did the Fund invest in?

Asset Allocation (% of net assets)

Table Summary
Investment Companies	99.9
Other	0.1

Top 5 Holdings (% of net assets)

Table Summary
iShares Core International Aggregate Bond ETF	16.9
Janus Henderson Flexible Bond Fund	16.1
Janus Henderson Developed World Bond Fund	12.7
Janus Henderson Overseas Fund	7.3
Janus Henderson Emerging Markets Debt Hard Currency ETF	7.0

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Investment Fund

3

125-65-70691T 08-26

Janus Henderson Global Allocation Fund – Growth

Annual Shareholder Report

June 30, 2026

 Class A Shares : JGCAX

This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Growth (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Growth (Class A Shares/JGCAX)	$47	0.43%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Global Allocation Fund – Growth  Class A Shares returned 19.66%. Its broad-based benchmark, the MSCI All Country World IndexSM, returned 23.67%. Its performance benchmark indices, the Global Growth Allocation Index (Hedged),  returned 19.43% and the Global Growth Allocation Index (Unhedged), returned 18.81%.

The Fund actively allocates across a range of underlying mutual funds and assesses performance through three layers of decision-making: strategic asset-class allocation, dynamic allocation to sub-asset classes, and manager selection of the underlying funds. The Fund averaged an 83.5% weighting in equities and a 15.2% weighting in fixed income over the performance period.

TOP CONTRIBUTORS TO PERFORMANCE

The Fund’s fixed income allocation aided results relative to the blended benchmark (80% MSCI ACWI / 20% Bloomberg Global Aggregate Bond Index). An underweight allocation to international fixed income was a notable contributor due to selection decisions. Among our equity holdings, an overweight in international equities contributed, aided by exposure to emerging market stocks.

TOP DETRACTORS FROM PERFORMANCE

Equities positioning proved to be a detractor overall. An underweight allocation to U.S. equities held back results due to selection decisions. An underweight position in U.S. fixed income was another modest detractor

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson Global Allocation Fund – Growth - Class A Shares at NAV - $22,781	Janus Henderson Global Allocation Fund – Growth - Class A Shares at MOP - $21,463	MSCI All Country World Index℠ - $33,301	Global Growth Allocation Index (Hedged) - $27,601	Global Growth Allocation Index (Unhedged) - $26,719
6/16	10,000	9,421.8	10,000	10,000	10,000.03
6/17	11,268.19	10,616.65	11,878.62	11,470.93	11,431.11
6/18	12,234.82	11,527.39	13,152.5	12,494.38	12,441.74
6/19	12,671.55	11,938.88	13,908.03	13,293.59	13,188.51
6/20	12,483.64	11,761.83	14,201.55	13,724.47	13,563.38
6/21	16,703.27	15,737.46	19,777.85	17,928.25	17,800.71
6/22	13,600.07	12,813.7	16,662.91	15,364.8	15,031.65
6/23	14,963.93	14,098.69	19,417.26	17,409.96	16,965.67
6/24	16,828.75	15,855.69	23,179.33	20,242.92	19,596.96
6/25	19,037.02	17,936.29	26,926.92	23,111.16	22,490.02
6/26	22,780.51	21,463.32	33,301.14	27,600.7	26,719.45
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson Global Allocation Fund – Growth (Class A Shares/JGCAX) at NAV	19.66%	6.40%	8.58%
Janus Henderson Global Allocation Fund – Growth (Class A Shares/JGCAX) at Maximum Offering Price - 5.75%	12.81%	5.15%	7.94%
MSCI All Country World Index℠	23.67%	10.98%	12.78%
Global Growth Allocation Index (Hedged)	19.43%	9.01%	10.69%
Global Growth Allocation Index (Unhedged)	18.81%	8.46%	10.33%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information.  The graph and table include reinvestment all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

The Global Growth Allocation Index is an internally calculated, hypothetical combination of unmanaged indices that combines total returns from the MSCI All Country World Index (80%) and the Bloomberg Global Aggregate Bond Index (20%).

Effective June 20, 2024, the Fund changed its investment strategy. Performance prior to June 20, 2024 reflects the Fund’s former strategy, and its performance may have differed if the Fund’s current strategy had been in place.

Janus Investment Fund

2

Key Fund Statistics

Table Summary
Net assets (Millions)	$272
Number of portfolio holdings	19
Total investment advisory fee paid (Millions)	$0.1
Portfolio turnover rate	43%

What did the Fund invest in?

Asset Allocation (% of net assets)

Table Summary
Investment Companies	100.0
Other	(0.0)

Top 5 Holdings (% of net assets)

Table Summary
Janus Henderson Overseas Fund	14.0
iShares Core MSCI Emerging Markets ETF	11.0
Janus Henderson Growth and Income Fund	11.0
Janus Henderson Enterprise Fund	10.8
Janus Henderson Research Fund	10.7

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Investment Fund

3

125-65-70692A 08-26

Janus Henderson Global Allocation Fund – Growth

Annual Shareholder Report

June 30, 2026

 Class C Shares : JGCCX

This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Growth (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Growth (Class C Shares/JGCCX)	$125	1.14%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Global Allocation Fund – Growth  Class C Shares returned 18.85%. Its broad-based benchmark, the MSCI All Country World IndexSM, returned 23.67%. Its performance benchmark indices, the Global Growth Allocation Index (Hedged),  returned 19.43% and the Global Growth Allocation Index (Unhedged), returned 18.81%.

The Fund actively allocates across a range of underlying mutual funds and assesses performance through three layers of decision-making: strategic asset-class allocation, dynamic allocation to sub-asset classes, and manager selection of the underlying funds. The Fund averaged an 83.5% weighting in equities and a 15.2% weighting in fixed income over the performance period.

TOP CONTRIBUTORS TO PERFORMANCE

The Fund’s fixed income allocation aided results relative to the blended benchmark (80% MSCI ACWI / 20% Bloomberg Global Aggregate Bond Index). An underweight allocation to international fixed income was a notable contributor due to selection decisions. Among our equity holdings, an overweight in international equities contributed, aided by exposure to emerging market stocks.

TOP DETRACTORS FROM PERFORMANCE

Equities positioning proved to be a detractor overall. An underweight allocation to U.S. equities held back results due to selection decisions. An underweight position in U.S. fixed income was another modest detractor

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson Global Allocation Fund – Growth - Class C Shares at NAV - $21,220	MSCI All Country World Index℠ - $33,301	Global Growth Allocation Index (Hedged) - $27,601	Global Growth Allocation Index (Unhedged) - $26,719
6/16	10,000.01	10,000	10,000	10,000.03
6/17	11,193.66	11,878.62	11,470.93	11,431.11
6/18	12,071.37	13,152.5	12,494.38	12,441.74
6/19	12,413.2	13,908.03	13,293.59	13,188.51
6/20	12,136.75	14,201.55	13,724.47	13,563.38
6/21	16,123.98	19,777.85	17,928.25	17,800.71
6/22	13,034.69	16,662.91	15,364.8	15,031.65
6/23	14,248.39	19,417.26	17,409.96	16,965.67
6/24	15,898.89	23,179.33	20,242.92	19,596.96
6/25	17,853.73	26,926.92	23,111.16	22,490.02
6/26	21,219.5	33,301.14	27,600.7	26,719.45
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson Global Allocation Fund – Growth (Class C Shares/JGCCX) at NAV	18.85%	5.65%	7.81%
Janus Henderson Global Allocation Fund – Growth (Class C Shares/JGCCX) with Contingent Deffered Sales Charge	17.85%Footnote Reference*	5.65%	7.81%
MSCI All Country World Index℠	23.67%	10.98%	12.78%
Global Growth Allocation Index (Hedged)	19.43%	9.01%	10.69%
Global Growth Allocation Index (Unhedged)	18.81%	8.46%	10.33%
Footnote	Description
Footnote*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information.  The graph and table include reinvestment all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

The Global Growth Allocation Index is an internally calculated, hypothetical combination of unmanaged indices that combines total returns from the MSCI All Country World Index (80%) and the Bloomberg Global Aggregate Bond Index (20%).

Effective June 20, 2024, the Fund changed its investment strategy. Performance prior to June 20, 2024 reflects the Fund’s former strategy, and its performance may have differed if the Fund’s current strategy had been in place.

Janus Investment Fund

2

Key Fund Statistics

Table Summary
Net assets (Millions)	$272
Number of portfolio holdings	19
Total investment advisory fee paid (Millions)	$0.1
Portfolio turnover rate	43%

What did the Fund invest in?

Asset Allocation (% of net assets)

Table Summary
Investment Companies	100.0
Other	(0.0)

Top 5 Holdings (% of net assets)

Table Summary
Janus Henderson Overseas Fund	14.0
iShares Core MSCI Emerging Markets ETF	11.0
Janus Henderson Growth and Income Fund	11.0
Janus Henderson Enterprise Fund	10.8
Janus Henderson Research Fund	10.7

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Investment Fund

3

125-65-70693C 08-26

Janus Henderson Global Allocation Fund – Growth

Annual Shareholder Report

June 30, 2026

 Class D Shares : JNSGX

This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Growth (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Growth (Class D Shares/JNSGX)	$27	0.25%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Global Allocation Fund – Growth  Class D Shares returned 19.90%. Its broad-based benchmark, the MSCI All Country World IndexSM, returned 23.67%. Its performance benchmark indices, the Global Growth Allocation Index (Hedged),  returned 19.43% and the Global Growth Allocation Index (Unhedged), returned 18.81%.

The Fund actively allocates across a range of underlying mutual funds and assesses performance through three layers of decision-making: strategic asset-class allocation, dynamic allocation to sub-asset classes, and manager selection of the underlying funds. The Fund averaged an 83.5% weighting in equities and a 15.2% weighting in fixed income over the performance period.

TOP CONTRIBUTORS TO PERFORMANCE

The Fund’s fixed income allocation aided results relative to the blended benchmark (80% MSCI ACWI / 20% Bloomberg Global Aggregate Bond Index). An underweight allocation to international fixed income was a notable contributor due to selection decisions. Among our equity holdings, an overweight in international equities contributed, aided by exposure to emerging market stocks.

TOP DETRACTORS FROM PERFORMANCE

Equities positioning proved to be a detractor overall. An underweight allocation to U.S. equities held back results due to selection decisions. An underweight position in U.S. fixed income was another modest detractor

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson Global Allocation Fund – Growth - Class D Shares at NAV - $23,195	MSCI All Country World Index℠ - $33,301	Global Growth Allocation Index (Hedged) - $27,601	Global Growth Allocation Index (Unhedged) - $26,719
6/16	10,000	10,000	10,000	10,000.03
6/17	11,281.4	11,878.62	11,470.93	11,431.11
6/18	12,272.74	13,152.5	12,494.38	12,441.74
6/19	12,735.19	13,908.03	13,293.59	13,188.51
6/20	12,560.43	14,201.55	13,724.47	13,563.38
6/21	16,831.8	19,777.85	17,928.25	17,800.71
6/22	13,732.82	16,662.91	15,364.8	15,031.65
6/23	15,148.38	19,417.26	17,409.96	16,965.67
6/24	17,056.71	23,179.33	20,242.92	19,596.96
6/25	19,345.95	26,926.92	23,111.16	22,490.02
6/26	23,195.32	33,301.14	27,600.7	26,719.45
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson Global Allocation Fund – Growth (Class D Shares/JNSGX)	19.90%	6.62%	8.78%
MSCI All Country World Index℠	23.67%	10.98%	12.78%
Global Growth Allocation Index (Hedged)	19.43%	9.01%	10.69%
Global Growth Allocation Index (Unhedged)	18.81%	8.46%	10.33%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/reports for the most recent performance information.  The graph and table include reinvestment all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

The Global Growth Allocation Index is an internally calculated, hypothetical combination of unmanaged indices that combines total returns from the MSCI All Country World Index (80%) and the Bloomberg Global Aggregate Bond Index (20%).

Effective June 20, 2024, the Fund changed its investment strategy. Performance prior to June 20, 2024 reflects the Fund’s former strategy, and its performance may have differed if the Fund’s current strategy had been in place.

Janus Investment Fund

2

Key Fund Statistics

Table Summary
Net assets (Millions)	$272
Number of portfolio holdings	19
Total investment advisory fee paid (Millions)	$0.1
Portfolio turnover rate	43%

What did the Fund invest in?

Asset Allocation (% of net assets)

Table Summary
Investment Companies	100.0
Other	(0.0)

Top 5 Holdings (% of net assets)

Table Summary
Janus Henderson Overseas Fund	14.0
iShares Core MSCI Emerging Markets ETF	11.0
Janus Henderson Growth and Income Fund	11.0
Janus Henderson Enterprise Fund	10.8
Janus Henderson Research Fund	10.7

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

Where can I find more information?

At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-800-525-3713.

Janus Investment Fund

3

225-65-70694D 08-26

Janus Henderson Global Allocation Fund – Growth

Annual Shareholder Report

June 30, 2026

 Class I Shares : JGCIX

This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Growth (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Growth (Class I Shares/JGCIX)	$23	0.21%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Global Allocation Fund – Growth  Class I Shares returned 20.05%. Its broad-based benchmark, the MSCI All Country World IndexSM, returned 23.67%. Its performance benchmark indices, the Global Growth Allocation Index (Hedged),  returned 19.43% and the Global Growth Allocation Index (Unhedged), returned 18.81%.

The Fund actively allocates across a range of underlying mutual funds and assesses performance through three layers of decision-making: strategic asset-class allocation, dynamic allocation to sub-asset classes, and manager selection of the underlying funds. The Fund averaged an 83.5% weighting in equities and a 15.2% weighting in fixed income over the performance period.

TOP CONTRIBUTORS TO PERFORMANCE

The Fund’s fixed income allocation aided results relative to the blended benchmark (80% MSCI ACWI / 20% Bloomberg Global Aggregate Bond Index). An underweight allocation to international fixed income was a notable contributor due to selection decisions. Among our equity holdings, an overweight in international equities contributed, aided by exposure to emerging market stocks.

TOP DETRACTORS FROM PERFORMANCE

Equities positioning proved to be a detractor overall. An underweight allocation to U.S. equities held back results due to selection decisions. An underweight position in U.S. fixed income was another modest detractor

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson Global Allocation Fund – Growth - Class I Shares at NAV - $23,331	MSCI All Country World Index℠ - $33,301	Global Growth Allocation Index (Hedged) - $27,601	Global Growth Allocation Index (Unhedged) - $26,719
6/16	10,000	10,000	10,000	10,000.03
6/17	11,289.22	11,878.62	11,470.93	11,431.11
6/18	12,293.98	13,152.5	12,494.38	12,441.74
6/19	12,761.64	13,908.03	13,293.59	13,188.51
6/20	12,603	14,201.55	13,724.47	13,563.38
6/21	16,897.17	19,777.85	17,928.25	17,800.71
6/22	13,785.14	16,662.91	15,364.8	15,031.65
6/23	15,218.71	19,417.26	17,409.96	16,965.67
6/24	17,141.59	23,179.33	20,242.92	19,596.96
6/25	19,434.81	26,926.92	23,111.16	22,490.02
6/26	23,331.25	33,301.14	27,600.7	26,719.45
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson Global Allocation Fund – Growth (Class I Shares/JGCIX)	20.05%	6.67%	8.84%
MSCI All Country World Index℠	23.67%	10.98%	12.78%
Global Growth Allocation Index (Hedged)	19.43%	9.01%	10.69%
Global Growth Allocation Index (Unhedged)	18.81%	8.46%	10.33%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information.  The graph and table include reinvestment all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

The Global Growth Allocation Index is an internally calculated, hypothetical combination of unmanaged indices that combines total returns from the MSCI All Country World Index (80%) and the Bloomberg Global Aggregate Bond Index (20%).

Effective June 20, 2024, the Fund changed its investment strategy. Performance prior to June 20, 2024 reflects the Fund’s former strategy, and its performance may have differed if the Fund’s current strategy had been in place.

Janus Investment Fund

2

Key Fund Statistics

Table Summary
Net assets (Millions)	$272
Number of portfolio holdings	19
Total investment advisory fee paid (Millions)	$0.1
Portfolio turnover rate	43%

What did the Fund invest in?

Asset Allocation (% of net assets)

Table Summary
Investment Companies	100.0
Other	(0.0)

Top 5 Holdings (% of net assets)

Table Summary
Janus Henderson Overseas Fund	14.0
iShares Core MSCI Emerging Markets ETF	11.0
Janus Henderson Growth and Income Fund	11.0
Janus Henderson Enterprise Fund	10.8
Janus Henderson Research Fund	10.7

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Investment Fund

3

125-65-70695I 08-26

Janus Henderson Global Allocation Fund – Growth

Annual Shareholder Report

June 30, 2026

 Class S Shares : JGCSX

This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Growth (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Growth (Class S Shares/JGCSX)	$68	0.62%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Global Allocation Fund – Growth  Class S Shares returned 19.60%. Its broad-based benchmark, the MSCI All Country World IndexSM, returned 23.67%. Its performance benchmark indices, the Global Growth Allocation Index (Hedged),  returned 19.43% and the Global Growth Allocation Index (Unhedged), returned 18.81%.

The Fund actively allocates across a range of underlying mutual funds and assesses performance through three layers of decision-making: strategic asset-class allocation, dynamic allocation to sub-asset classes, and manager selection of the underlying funds. The Fund averaged an 83.5% weighting in equities and a 15.2% weighting in fixed income over the performance period.

TOP CONTRIBUTORS TO PERFORMANCE

The Fund’s fixed income allocation aided results relative to the blended benchmark (80% MSCI ACWI / 20% Bloomberg Global Aggregate Bond Index). An underweight allocation to international fixed income was a notable contributor due to selection decisions. Among our equity holdings, an overweight in international equities contributed, aided by exposure to emerging market stocks.

TOP DETRACTORS FROM PERFORMANCE

Equities positioning proved to be a detractor overall. An underweight allocation to U.S. equities held back results due to selection decisions. An underweight position in U.S. fixed income was another modest detractor

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson Global Allocation Fund – Growth - Class S Shares at NAV - $22,399	MSCI All Country World Index℠ - $33,301	Global Growth Allocation Index (Hedged) - $27,601	Global Growth Allocation Index (Unhedged) - $26,719
6/16	10,000	10,000	10,000	10,000.03
6/17	11,244.09	11,878.62	11,470.93	11,431.11
6/18	12,186.58	13,152.5	12,494.38	12,441.74
6/19	12,601.87	13,908.03	13,293.59	13,188.51
6/20	12,391.74	14,201.55	13,724.47	13,563.38
6/21	16,546.38	19,777.85	17,928.25	17,800.71
6/22	13,453.86	16,662.91	15,364.8	15,031.65
6/23	14,782.79	19,417.26	17,409.96	16,965.67
6/24	16,582.57	23,179.33	20,242.92	19,596.96
6/25	18,728.41	26,926.92	23,111.16	22,490.02
6/26	22,399.13	33,301.14	27,600.7	26,719.45
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson Global Allocation Fund – Growth (Class S Shares/JGCSX)	19.60%	6.24%	8.40%
MSCI All Country World Index℠	23.67%	10.98%	12.78%
Global Growth Allocation Index (Hedged)	19.43%	9.01%	10.69%
Global Growth Allocation Index (Unhedged)	18.81%	8.46%	10.33%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information.  The graph and table include reinvestment all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

The Global Growth Allocation Index is an internally calculated, hypothetical combination of unmanaged indices that combines total returns from the MSCI All Country World Index (80%) and the Bloomberg Global Aggregate Bond Index (20%).

Effective June 20, 2024, the Fund changed its investment strategy. Performance prior to June 20, 2024 reflects the Fund’s former strategy, and its performance may have differed if the Fund’s current strategy had been in place.

Janus Investment Fund

2

Key Fund Statistics

Table Summary
Net assets (Millions)	$272
Number of portfolio holdings	19
Total investment advisory fee paid (Millions)	$0.1
Portfolio turnover rate	43%

What did the Fund invest in?

Asset Allocation (% of net assets)

Table Summary
Investment Companies	100.0
Other	(0.0)

Top 5 Holdings (% of net assets)

Table Summary
Janus Henderson Overseas Fund	14.0
iShares Core MSCI Emerging Markets ETF	11.0
Janus Henderson Growth and Income Fund	11.0
Janus Henderson Enterprise Fund	10.8
Janus Henderson Research Fund	10.7

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Investment Fund

3

125-65-70696S 08-26

Janus Henderson Global Allocation Fund – Growth

Annual Shareholder Report

June 30, 2026

 Class T Shares : JSPGX

This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Growth (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Growth (Class T Shares/JSPGX)	$37	0.34%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Global Allocation Fund – Growth  Class T Shares returned 19.84%. Its broad-based benchmark, the MSCI All Country World IndexSM, returned 23.67%. Its performance benchmark indices, the Global Growth Allocation Index (Hedged),  returned 19.43% and the Global Growth Allocation Index (Unhedged), returned 18.81%.

The Fund actively allocates across a range of underlying mutual funds and assesses performance through three layers of decision-making: strategic asset-class allocation, dynamic allocation to sub-asset classes, and manager selection of the underlying funds. The Fund averaged an 83.5% weighting in equities and a 15.2% weighting in fixed income over the performance period.

TOP CONTRIBUTORS TO PERFORMANCE

The Fund’s fixed income allocation aided results relative to the blended benchmark (80% MSCI ACWI / 20% Bloomberg Global Aggregate Bond Index). An underweight allocation to international fixed income was a notable contributor due to selection decisions. Among our equity holdings, an overweight in international equities contributed, aided by exposure to emerging market stocks.

TOP DETRACTORS FROM PERFORMANCE

Equities positioning proved to be a detractor overall. An underweight allocation to U.S. equities held back results due to selection decisions. An underweight position in U.S. fixed income was another modest detractor

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson Global Allocation Fund – Growth - Class T Shares at NAV - $23,030	MSCI All Country World Index℠ - $33,301	Global Growth Allocation Index (Hedged) - $27,601	Global Growth Allocation Index (Unhedged) - $26,719
6/16	10,000	10,000	10,000	10,000.03
6/17	11,276.67	11,878.62	11,470.93	11,431.11
6/18	12,262.04	13,152.5	12,494.38	12,441.74
6/19	12,713.9	13,908.03	13,293.59	13,188.51
6/20	12,530.29	14,201.55	13,724.47	13,563.38
6/21	16,785.4	19,777.85	17,928.25	17,800.71
6/22	13,680.03	16,662.91	15,364.8	15,031.65
6/23	15,078.64	19,417.26	17,409.96	16,965.67
6/24	16,966.61	23,179.33	20,242.92	19,596.96
6/25	19,217.9	26,926.92	23,111.16	22,490.02
6/26	23,030.45	33,301.14	27,600.7	26,719.45
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson Global Allocation Fund – Growth (Class T Shares/JSPGX)	19.84%	6.53%	8.70%
MSCI All Country World Index℠	23.67%	10.98%	12.78%
Global Growth Allocation Index (Hedged)	19.43%	9.01%	10.69%
Global Growth Allocation Index (Unhedged)	18.81%	8.46%	10.33%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information.  The graph and table include reinvestment all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

The Global Growth Allocation Index is an internally calculated, hypothetical combination of unmanaged indices that combines total returns from the MSCI All Country World Index (80%) and the Bloomberg Global Aggregate Bond Index (20%).

Effective June 20, 2024, the Fund changed its investment strategy. Performance prior to June 20, 2024 reflects the Fund’s former strategy, and its performance may have differed if the Fund’s current strategy had been in place.

Janus Investment Fund

2

Key Fund Statistics

Table Summary
Net assets (Millions)	$272
Number of portfolio holdings	19
Total investment advisory fee paid (Millions)	$0.1
Portfolio turnover rate	43%

What did the Fund invest in?

Asset Allocation (% of net assets)

Table Summary
Investment Companies	100.0
Other	(0.0)

Top 5 Holdings (% of net assets)

Table Summary
Janus Henderson Overseas Fund	14.0
iShares Core MSCI Emerging Markets ETF	11.0
Janus Henderson Growth and Income Fund	11.0
Janus Henderson Enterprise Fund	10.8
Janus Henderson Research Fund	10.7

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Investment Fund

3

125-65-70697T 08-26

Janus Henderson Global Allocation Fund – Moderate

Annual Shareholder Report

June 30, 2026

 Class A Shares : JMOAX

This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Moderate (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Moderate (Class A Shares/JMOAX)	$45	0.42%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Global Allocation Fund – Moderate  Class A Shares returned 15.89%. Its broad-based benchmark, the  MSCI All Country World IndexSM, returned 23.67%. Its performance benchmark indices, the Global Moderate Allocation Index (Hedged), returned 15.25% and  the Global Moderate Allocation Index (Unhedged), returned 14.07%.

The Fund actively allocates across a range of underlying mutual funds and assesses performance through three layers of decision-making: strategic asset-class allocation, dynamic allocation to sub-asset classes, and manager selection of the underlying funds. The Fund averaged a 34.3% weighting in fixed income and a 64.3% weighting in equities over the performance period.

TOP CONTRIBUTORS TO PERFORMANCE

The Fund's fixed income positioning was a notable contributor relative to the blended benchmark (60% MSCI ACWI / 40% Bloomberg Global Aggregate Bond Index). Positioning in international fixed income, where the Fund was neutral weight, proved beneficial. Selection decisions in an underweight position in U.S. fixed income also contributed. Within equities, an overweight in international equities lifted relative performance, aided by exposure to emerging market stocks.

TOP DETRACTORS FROM PERFORMANCE

Equities positioning proved to be a detractor overall. A modest underweight allocation to U.S. equities held back results due to selection decisions.

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson Global Allocation Fund – Moderate - Class A Shares at NAV - $19,237	Janus Henderson Global Allocation Fund – Moderate - Class A Shares at MOP - $18,137	MSCI All Country World Index℠ - $33,301	Global Moderate Allocation Index (Hedged) - $22,708	Global Moderate Allocation Index (Unhedged) - $21,301
6/16	10,000	9,428.14	10,000	10,000	10,000.07
6/17	10,946.71	10,320.71	11,878.62	11,075.4	10,998.15
6/18	11,661.34	10,994.47	13,152.5	11,863.21	11,763.85
6/19	12,048.52	11,359.51	13,908.03	12,685.04	12,486.11
6/20	12,120.28	11,427.16	14,201.55	13,218.15	12,912.92
6/21	15,328.76	14,452.16	19,777.85	16,179.83	15,957.36
6/22	12,586.08	11,866.32	16,662.91	14,094.35	13,498.54
6/23	13,513.99	12,741.18	19,417.26	15,517.29	14,746.81
6/24	14,862.53	14,012.6	23,179.33	17,565.89	16,477.01
6/25	16,599.38	15,650.12	26,926.92	19,703.2	18,673.92
6/26	19,236.71	18,136.64	33,301.14	22,708.15	21,301.08
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson Global Allocation Fund – Moderate (Class A Shares/JMOAX) at NAV	15.89%	4.65%	6.76%
Janus Henderson Global Allocation Fund – Moderate (Class A Shares/JMOAX) at Maximum Offering Price - 5.75%	9.23%	3.41%	6.13%
MSCI All Country World Index℠	23.67%	10.98%	12.78%
Global Moderate Allocation Index (Hedged)	15.25%	7.01%	8.55%
Global Moderate Allocation Index (Unhedged)	14.07%	5.95%	7.85%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

The Global Moderate Allocation Index is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the MSCI All Country World Index (60%) and the Bloomberg Global Aggregate Bond Index (40%).

Effective June 20, 2024, the Fund changed its investment strategy. Performance prior to June 20, 2024 reflects the Fund’s former strategy, and its performance may have differed if the Fund’s current strategy had been in place.

Janus Investment Fund

2

Key Fund Statistics

Table Summary
Net assets (Millions)	$216
Number of portfolio holdings	19
Total investment advisory fee paid (Millions)	$0.1
Portfolio turnover rate	38%

What did the Fund invest in?

Asset Allocation (% of net assets)

Table Summary
Investment Companies	99.9
Other	0.1

Top 5 Holdings (% of net assets)

Table Summary
Janus Henderson Overseas Fund	10.7
iShares Core International Aggregate Bond ETF	10.6
Janus Henderson Flexible Bond Fund	10.1
iShares Core MSCI Emerging Markets ETF	8.4
Janus Henderson Growth and Income Fund	8.4

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Investment Fund

3

125-65-70698A 08-26

Janus Henderson Global Allocation Fund – Moderate

Annual Shareholder Report

June 30, 2026

 Class C Shares : JMOCX

This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Moderate (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Moderate (Class C Shares/JMOCX)	$117	1.09%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Global Allocation Fund – Moderate  Class C Shares returned 15.12%. Its broad-based benchmark, the  MSCI All Country World IndexSM, returned 23.67%. Its performance benchmark indices, the Global Moderate Allocation Index (Hedged), returned 15.25% and  the Global Moderate Allocation Index (Unhedged), returned 14.07%.

The Fund actively allocates across a range of underlying mutual funds and assesses performance through three layers of decision-making: strategic asset-class allocation, dynamic allocation to sub-asset classes, and manager selection of the underlying funds. The Fund averaged a 34.3% weighting in fixed income and a 64.3% weighting in equities over the performance period.

TOP CONTRIBUTORS TO PERFORMANCE

The Fund's fixed income positioning was a notable contributor relative to the blended benchmark (60% MSCI ACWI / 40% Bloomberg Global Aggregate Bond Index). Positioning in international fixed income, where the Fund was neutral weight, proved beneficial. Selection decisions in an underweight position in U.S. fixed income also contributed. Within equities, an overweight in international equities lifted relative performance, aided by exposure to emerging market stocks.

TOP DETRACTORS FROM PERFORMANCE

Equities positioning proved to be a detractor overall. A modest underweight allocation to U.S. equities held back results due to selection decisions.

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson Global Allocation Fund – Moderate - Class C Shares at NAV - $17,899	MSCI All Country World Index℠ - $33,301	Global Moderate Allocation Index (Hedged) - $22,708	Global Moderate Allocation Index (Unhedged) - $21,301
6/16	10,000	10,000	10,000	10,000.07
6/17	10,876.71	11,878.62	11,075.4	10,998.15
6/18	11,500.71	13,152.5	11,863.21	11,763.85
6/19	11,796.69	13,908.03	12,685.04	12,486.11
6/20	11,789.34	14,201.55	13,218.15	12,912.92
6/21	14,802.34	19,777.85	16,179.83	15,957.36
6/22	12,062.29	16,662.91	14,094.35	13,498.54
6/23	12,859.82	19,417.26	15,517.29	14,746.81
6/24	14,036.75	23,179.33	17,565.89	16,477.01
6/25	15,548.46	26,926.92	19,703.2	18,673.92
6/26	17,898.7	33,301.14	22,708.15	21,301.08
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson Global Allocation Fund – Moderate (Class C Shares/JMOCX) at NAV	15.12%	3.87%	5.99%
Janus Henderson Global Allocation Fund – Moderate (Class C Shares/JMOCX) with Contingent Deffered Sales Charge	14.12%Footnote Reference*	3.87%	5.99%
MSCI All Country World Index℠	23.67%	10.98%	12.78%
Global Moderate Allocation Index (Hedged)	15.25%	7.01%	8.55%
Global Moderate Allocation Index (Unhedged)	14.07%	5.95%	7.85%
Footnote	Description
Footnote*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

The Global Moderate Allocation Index is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the MSCI All Country World Index (60%) and the Bloomberg Global Aggregate Bond Index (40%).

Effective June 20, 2024, the Fund changed its investment strategy. Performance prior to June 20, 2024 reflects the Fund’s former strategy, and its performance may have differed if the Fund’s current strategy had been in place.

Janus Investment Fund

2

Key Fund Statistics

Table Summary
Net assets (Millions)	$216
Number of portfolio holdings	19
Total investment advisory fee paid (Millions)	$0.1
Portfolio turnover rate	38%

What did the Fund invest in?

Asset Allocation (% of net assets)

Table Summary
Investment Companies	99.9
Other	0.1

Top 5 Holdings (% of net assets)

Table Summary
Janus Henderson Overseas Fund	10.7
iShares Core International Aggregate Bond ETF	10.6
Janus Henderson Flexible Bond Fund	10.1
iShares Core MSCI Emerging Markets ETF	8.4
Janus Henderson Growth and Income Fund	8.4

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Investment Fund

3

125-65-70699C 08-26

Janus Henderson Global Allocation Fund – Moderate

Annual Shareholder Report

June 30, 2026

 Class D Shares : JNSMX

This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Moderate (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Moderate (Class D Shares/JNSMX)	$26	0.24%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Global Allocation Fund – Moderate  Class D Shares returned 16.11%. Its broad-based benchmark, the  MSCI All Country World IndexSM, returned 23.67%. Its performance benchmark indices, the Global Moderate Allocation Index (Hedged), returned 15.25% and  the Global Moderate Allocation Index (Unhedged), returned 14.07%.

The Fund actively allocates across a range of underlying mutual funds and assesses performance through three layers of decision-making: strategic asset-class allocation, dynamic allocation to sub-asset classes, and manager selection of the underlying funds. The Fund averaged a 34.3% weighting in fixed income and a 64.3% weighting in equities over the performance period.

TOP CONTRIBUTORS TO PERFORMANCE

The Fund's fixed income positioning was a notable contributor relative to the blended benchmark (60% MSCI ACWI / 40% Bloomberg Global Aggregate Bond Index). Positioning in international fixed income, where the Fund was neutral weight, proved beneficial. Selection decisions in an underweight position in U.S. fixed income also contributed. Within equities, an overweight in international equities lifted relative performance, aided by exposure to emerging market stocks.

TOP DETRACTORS FROM PERFORMANCE

Equities positioning proved to be a detractor overall. A modest underweight allocation to U.S. equities held back results due to selection decisions.

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson Global Allocation Fund – Moderate - Class D Shares at NAV - $19,586	MSCI All Country World Index℠ - $33,301	Global Moderate Allocation Index (Hedged) - $22,708	Global Moderate Allocation Index (Unhedged) - $21,301
6/16	10,000	10,000	10,000	10,000.07
6/17	10,966.88	11,878.62	11,075.4	10,998.15
6/18	11,709.75	13,152.5	11,863.21	11,763.85
6/19	12,113.03	13,908.03	12,685.04	12,486.11
6/20	12,214.63	14,201.55	13,218.15	12,912.92
6/21	15,476.08	19,777.85	16,179.83	15,957.36
6/22	12,729.65	16,662.91	14,094.35	13,498.54
6/23	13,683.02	19,417.26	15,517.29	14,746.81
6/24	15,077.57	23,179.33	17,565.89	16,477.01
6/25	16,868.16	26,926.92	19,703.2	18,673.92
6/26	19,585.87	33,301.14	22,708.15	21,301.08
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson Global Allocation Fund – Moderate (Class D Shares/JNSMX)	16.11%	4.82%	6.95%
MSCI All Country World Index℠	23.67%	10.98%	12.78%
Global Moderate Allocation Index (Hedged)	15.25%	7.01%	8.55%
Global Moderate Allocation Index (Unhedged)	14.07%	5.95%	7.85%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/reports for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

The Global Moderate Allocation Index is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the MSCI All Country World Index (60%) and the Bloomberg Global Aggregate Bond Index (40%).

Effective June 20, 2024, the Fund changed its investment strategy. Performance prior to June 20, 2024 reflects the Fund’s former strategy, and its performance may have differed if the Fund’s current strategy had been in place.

Janus Investment Fund

2

Key Fund Statistics

Table Summary
Net assets (Millions)	$216
Number of portfolio holdings	19
Total investment advisory fee paid (Millions)	$0.1
Portfolio turnover rate	38%

What did the Fund invest in?

Asset Allocation (% of net assets)

Table Summary
Investment Companies	99.9
Other	0.1

Top 5 Holdings (% of net assets)

Table Summary
Janus Henderson Overseas Fund	10.7
iShares Core International Aggregate Bond ETF	10.6
Janus Henderson Flexible Bond Fund	10.1
iShares Core MSCI Emerging Markets ETF	8.4
Janus Henderson Growth and Income Fund	8.4

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

Where can I find more information?

At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-800-525-3713.

Janus Investment Fund

3

225-65-70700D 08-26

Janus Henderson Global Allocation Fund – Moderate

Annual Shareholder Report

June 30, 2026

 Class I Shares : JMOIX

This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Moderate (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Moderate (Class I Shares/JMOIX)	$23	0.21%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Global Allocation Fund – Moderate  Class I Shares returned 16.08%. Its broad-based benchmark, the  MSCI All Country World IndexSM, returned 23.67%. Its performance benchmark indices, the Global Moderate Allocation Index (Hedged), returned 15.25% and  the Global Moderate Allocation Index (Unhedged), returned 14.07%.

The Fund actively allocates across a range of underlying mutual funds and assesses performance through three layers of decision-making: strategic asset-class allocation, dynamic allocation to sub-asset classes, and manager selection of the underlying funds. The Fund averaged a 34.3% weighting in fixed income and a 64.3% weighting in equities over the performance period.

TOP CONTRIBUTORS TO PERFORMANCE

The Fund's fixed income positioning was a notable contributor relative to the blended benchmark (60% MSCI ACWI / 40% Bloomberg Global Aggregate Bond Index). Positioning in international fixed income, where the Fund was neutral weight, proved beneficial. Selection decisions in an underweight position in U.S. fixed income also contributed. Within equities, an overweight in international equities lifted relative performance, aided by exposure to emerging market stocks.

TOP DETRACTORS FROM PERFORMANCE

Equities positioning proved to be a detractor overall. A modest underweight allocation to U.S. equities held back results due to selection decisions.

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson Global Allocation Fund – Moderate - Class I Shares at NAV - $19,649	MSCI All Country World Index℠ - $33,301	Global Moderate Allocation Index (Hedged) - $22,708	Global Moderate Allocation Index (Unhedged) - $21,301
6/16	10,000	10,000	10,000	10,000.07
6/17	10,972.51	11,878.62	11,075.4	10,998.15
6/18	11,714.98	13,152.5	11,863.21	11,763.85
6/19	12,128.77	13,908.03	12,685.04	12,486.11
6/20	12,235.82	14,201.55	13,218.15	12,912.92
6/21	15,502.79	19,777.85	16,179.83	15,957.36
6/22	12,758.45	16,662.91	14,094.35	13,498.54
6/23	13,721.89	19,417.26	15,517.29	14,746.81
6/24	15,123.34	23,179.33	17,565.89	16,477.01
6/25	16,926.55	26,926.92	19,703.2	18,673.92
6/26	19,648.53	33,301.14	22,708.15	21,301.08
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson Global Allocation Fund – Moderate (Class I Shares/JMOIX)	16.08%	4.85%	6.99%
MSCI All Country World Index℠	23.67%	10.98%	12.78%
Global Moderate Allocation Index (Hedged)	15.25%	7.01%	8.55%
Global Moderate Allocation Index (Unhedged)	14.07%	5.95%	7.85%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

The Global Moderate Allocation Index is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the MSCI All Country World Index (60%) and the Bloomberg Global Aggregate Bond Index (40%).

Effective June 20, 2024, the Fund changed its investment strategy. Performance prior to June 20, 2024 reflects the Fund’s former strategy, and its performance may have differed if the Fund’s current strategy had been in place.

Janus Investment Fund

2

Key Fund Statistics

Table Summary
Net assets (Millions)	$216
Number of portfolio holdings	19
Total investment advisory fee paid (Millions)	$0.1
Portfolio turnover rate	38%

What did the Fund invest in?

Asset Allocation (% of net assets)

Table Summary
Investment Companies	99.9
Other	0.1

Top 5 Holdings (% of net assets)

Table Summary
Janus Henderson Overseas Fund	10.7
iShares Core International Aggregate Bond ETF	10.6
Janus Henderson Flexible Bond Fund	10.1
iShares Core MSCI Emerging Markets ETF	8.4
Janus Henderson Growth and Income Fund	8.4

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Investment Fund

3

125-65-70701I 08-26

Janus Henderson Global Allocation Fund – Moderate

Annual Shareholder Report

June 30, 2026

 Class S Shares : JMOSX

This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Moderate (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Moderate (Class S Shares/JMOSX)	$68	0.63%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Global Allocation Fund – Moderate  Class S Shares returned 15.66%. Its broad-based benchmark, the  MSCI All Country World IndexSM, returned 23.67%. Its performance benchmark indices, the Global Moderate Allocation Index (Hedged), returned 15.25% and  the Global Moderate Allocation Index (Unhedged), returned 14.07%.

The Fund actively allocates across a range of underlying mutual funds and assesses performance through three layers of decision-making: strategic asset-class allocation, dynamic allocation to sub-asset classes, and manager selection of the underlying funds. The Fund averaged a 34.3% weighting in fixed income and a 64.3% weighting in equities over the performance period.

TOP CONTRIBUTORS TO PERFORMANCE

The Fund's fixed income positioning was a notable contributor relative to the blended benchmark (60% MSCI ACWI / 40% Bloomberg Global Aggregate Bond Index). Positioning in international fixed income, where the Fund was neutral weight, proved beneficial. Selection decisions in an underweight position in U.S. fixed income also contributed. Within equities, an overweight in international equities lifted relative performance, aided by exposure to emerging market stocks.

TOP DETRACTORS FROM PERFORMANCE

Equities positioning proved to be a detractor overall. A modest underweight allocation to U.S. equities held back results due to selection decisions.

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson Global Allocation Fund – Moderate - Class S Shares at NAV - $18,860	MSCI All Country World Index℠ - $33,301	Global Moderate Allocation Index (Hedged) - $22,708	Global Moderate Allocation Index (Unhedged) - $21,301
6/16	10,000.01	10,000	10,000	10,000.07
6/17	10,930.04	11,878.62	11,075.4	10,998.15
6/18	11,619.21	13,152.5	11,863.21	11,763.85
6/19	11,984.35	13,908.03	12,685.04	12,486.11
6/20	12,040.68	14,201.55	13,218.15	12,912.92
6/21	15,195.94	19,777.85	16,179.83	15,957.36
6/22	12,448.96	16,662.91	14,094.35	13,498.54
6/23	13,333.67	19,417.26	15,517.29	14,746.81
6/24	14,640.21	23,179.33	17,565.89	16,477.01
6/25	16,306.36	26,926.92	19,703.2	18,673.92
6/26	18,859.55	33,301.14	22,708.15	21,301.08
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson Global Allocation Fund – Moderate (Class S Shares/JMOSX)	15.66%	4.41%	6.55%
MSCI All Country World Index℠	23.67%	10.98%	12.78%
Global Moderate Allocation Index (Hedged)	15.25%	7.01%	8.55%
Global Moderate Allocation Index (Unhedged)	14.07%	5.95%	7.85%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

The Global Moderate Allocation Index is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the MSCI All Country World Index (60%) and the Bloomberg Global Aggregate Bond Index (40%).

Effective June 20, 2024, the Fund changed its investment strategy. Performance prior to June 20, 2024 reflects the Fund’s former strategy, and its performance may have differed if the Fund’s current strategy had been in place.

Janus Investment Fund

2

Key Fund Statistics

Table Summary
Net assets (Millions)	$216
Number of portfolio holdings	19
Total investment advisory fee paid (Millions)	$0.1
Portfolio turnover rate	38%

What did the Fund invest in?

Asset Allocation (% of net assets)

Table Summary
Investment Companies	99.9
Other	0.1

Top 5 Holdings (% of net assets)

Table Summary
Janus Henderson Overseas Fund	10.7
iShares Core International Aggregate Bond ETF	10.6
Janus Henderson Flexible Bond Fund	10.1
iShares Core MSCI Emerging Markets ETF	8.4
Janus Henderson Growth and Income Fund	8.4

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Investment Fund

3

125-65-70702S 08-26

Janus Henderson Global Allocation Fund – Moderate

Annual Shareholder Report

June 30, 2026

 Class T Shares : JSPMX

This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Moderate (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Moderate (Class T Shares/JSPMX)	$36	0.33%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Global Allocation Fund – Moderate  Class T Shares returned 16.00%. Its broad-based benchmark, the  MSCI All Country World IndexSM, returned 23.67%. Its performance benchmark indices, the Global Moderate Allocation Index (Hedged), returned 15.25% and  the Global Moderate Allocation Index (Unhedged), returned 14.07%.

The Fund actively allocates across a range of underlying mutual funds and assesses performance through three layers of decision-making: strategic asset-class allocation, dynamic allocation to sub-asset classes, and manager selection of the underlying funds. The Fund averaged a 34.3% weighting in fixed income and a 64.3% weighting in equities over the performance period.

TOP CONTRIBUTORS TO PERFORMANCE

The Fund's fixed income positioning was a notable contributor relative to the blended benchmark (60% MSCI ACWI / 40% Bloomberg Global Aggregate Bond Index). Positioning in international fixed income, where the Fund was neutral weight, proved beneficial. Selection decisions in an underweight position in U.S. fixed income also contributed. Within equities, an overweight in international equities lifted relative performance, aided by exposure to emerging market stocks.

TOP DETRACTORS FROM PERFORMANCE

Equities positioning proved to be a detractor overall. A modest underweight allocation to U.S. equities held back results due to selection decisions.

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson Global Allocation Fund – Moderate - Class T Shares at NAV - $19,424	MSCI All Country World Index℠ - $33,301	Global Moderate Allocation Index (Hedged) - $22,708	Global Moderate Allocation Index (Unhedged) - $21,301
6/16	10,000.01	10,000	10,000	10,000.07
6/17	10,959.62	11,878.62	11,075.4	10,998.15
6/18	11,687.22	13,152.5	11,863.21	11,763.85
6/19	12,081.83	13,908.03	12,685.04	12,486.11
6/20	12,174.21	14,201.55	13,218.15	12,912.92
6/21	15,413.06	19,777.85	16,179.83	15,957.36
6/22	12,668.32	16,662.91	14,094.35	13,498.54
6/23	13,606.83	19,417.26	15,517.29	14,746.81
6/24	14,985.62	23,179.33	17,565.89	16,477.01
6/25	16,744.82	26,926.92	19,703.2	18,673.92
6/26	19,424.36	33,301.14	22,708.15	21,301.08
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson Global Allocation Fund – Moderate (Class T Shares/JSPMX)	16.00%	4.73%	6.86%
MSCI All Country World Index℠	23.67%	10.98%	12.78%
Global Moderate Allocation Index (Hedged)	15.25%	7.01%	8.55%
Global Moderate Allocation Index (Unhedged)	14.07%	5.95%	7.85%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

The Global Moderate Allocation Index is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the MSCI All Country World Index (60%) and the Bloomberg Global Aggregate Bond Index (40%).

Effective June 20, 2024, the Fund changed its investment strategy. Performance prior to June 20, 2024 reflects the Fund’s former strategy, and its performance may have differed if the Fund’s current strategy had been in place.

Janus Investment Fund

2

Key Fund Statistics

Table Summary
Net assets (Millions)	$216
Number of portfolio holdings	19
Total investment advisory fee paid (Millions)	$0.1
Portfolio turnover rate	38%

What did the Fund invest in?

Asset Allocation (% of net assets)

Table Summary
Investment Companies	99.9
Other	0.1

Top 5 Holdings (% of net assets)

Table Summary
Janus Henderson Overseas Fund	10.7
iShares Core International Aggregate Bond ETF	10.6
Janus Henderson Flexible Bond Fund	10.1
iShares Core MSCI Emerging Markets ETF	8.4
Janus Henderson Growth and Income Fund	8.4

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Investment Fund

3

125-65-70703T 08-26

Janus Henderson High-Yield Fund

Annual Shareholder Report

June 30, 2026

 Class A Shares : JHYAX

This annual shareholder report contains important information about the Janus Henderson High-Yield Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson High-Yield Fund (Class A Shares/JHYAX)	$98	0.94%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson High-Yield Fund  Class A Shares returned 7.69%. Its broad-based benchmark, the  Bloomberg U.S. Aggregate Bond Index, returned 3.79%. Its performance benchmark, the Bloomberg U.S. Corporate High-Yield Bond Index,  returned 5.91%.

TOP CONTRIBUTORS TO PERFORMANCE

Security selection within high-yield corporate bonds was the principal contributor to returns relative to the Bloomberg US Corporate High Yield Bond Index. At the sector level, technology, cable satellite, midstream, and gaming picks led contributors. Off-benchmark allocations to convertibles, loans, and common stock also contributed. The latter included a position in SpaceX's initial public offering, part our longstanding strategy as a provider of financing during the restructuring of the broader Elon Musk empire. Another strong individual contributor was Applied Digital, a crypto-miner that has pivoted to high-performance computing and artificial intelligence hosting.

TOP DETRACTORS FROM PERFORMANCE

Yield curve positioning proved to be a modest detractor primarily in the first quarter of 2026, as duration was increased in anticipation of a steepening yield curve, only for the rates outlook to shift as the U.S.-Iran conflict escalated, inflation accelerated, and the U.S. jobs market stabilized. Duration was reduced closer to benchmark in the second quarter of 2026. At a sector level, other financials were a notable drag. This was due principally to the holding in Burford Capital, which provides non-recourse capital to fund and monetize large, complex legal claims. Its bonds came under pressure in March after a judicial panel overturned a $16 billion award against Argentinian oil group YPF. More than 40% of Burford’s $5.6 billion portfolio was tied to the YPF case.

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson High-Yield Fund - Class A Shares at NAV - $16,071	Janus Henderson High-Yield Fund - Class A Shares at MOP - $15,303	Bloomberg U.S. Aggregate Bond Index - $11,656	Bloomberg U.S. Corporate High-Yield Bond Index - $17,595
6/16	10,000	9,522.14	10,000	10,000
6/17	11,031.5	10,504.37	9,968.54	11,269.69
6/18	11,205.9	10,670.43	9,928.93	11,564.68
6/19	12,043.89	11,468.39	10,710.27	12,429.54
6/20	11,809.19	11,244.91	11,646.31	12,433.68
6/21	13,764.52	13,106.81	11,607.49	14,344.76
6/22	11,670.02	11,112.39	10,412.83	12,506.51
6/23	12,486.3	11,889.68	10,315.19	13,640.13
6/24	13,652.54	13,000.2	10,586.58	15,063.89
6/25	14,923.34	14,210.28	11,229.82	16,613.18
6/26	16,071.22	15,303.34	11,655.53	17,595.15
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson High-Yield Fund (Class A Shares/JHYAX) at NAV	7.69%	3.15%	4.86%
Janus Henderson High-Yield Fund (Class A Shares/JHYAX) at Maximum Offering Price - 4.75%	2.56%	2.15%	4.35%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Bloomberg U.S. Corporate High-Yield Bond Index	5.91%	4.17%	5.81%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

Key Fund Statistics

Table Summary
Net assets (Millions)	$639
Number of portfolio holdingsFootnote Reference#	168
Total investment advisory fee paid (Millions)	$3.7
Portfolio turnover rate	159%
Weighted average maturity	5.07 Years
Effective duration	2.92 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Janus Investment Fund

2

What did the Fund invest in?

Asset Allocation (% of net assets)

Table Summary
Corporate Bonds	86.2
Bank Loans	7.3
Investment Companies	5.2
Investments Purchased with Cash Collateral from Securities Lending	3.9
Common Stocks	2.7
Convertible Bonds	1.2
Foreign Government Bonds	0.4
Convertible Preferred Stocks	0.3
Other	(7.2)

Ratings† Summary – (% of net assets)

Table Summary
Aa	7.82
Baa	2.63
Ba	32.18
B	50.91
Caa	5.73
Not Rated	2.28
Other	(1.54)

Top 5 Areas of Investment (% of net assets)

Table Summary
Consumer Discretionary	25.0
Energy	12.8
Materials	12.5
Financials	11.6
Industrials	11.0

† The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 29, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Investment Fund

3

125-65-70706A 08-26

Janus Henderson High-Yield Fund

Annual Shareholder Report

June 30, 2026

 Class C Shares : JDHCX

This annual shareholder report contains important information about the Janus Henderson High-Yield Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson High-Yield Fund (Class C Shares/JDHCX)	$174	1.68%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson High-Yield Fund  Class C Shares returned 7.04%. Its broad-based benchmark, the  Bloomberg U.S. Aggregate Bond Index, returned 3.79%. Its performance benchmark, the Bloomberg U.S. Corporate High-Yield Bond Index,  returned 5.91%.

TOP CONTRIBUTORS TO PERFORMANCE

Security selection within high-yield corporate bonds was the principal contributor to returns relative to the Bloomberg US Corporate High Yield Bond Index. At the sector level, technology, cable satellite, midstream, and gaming picks led contributors. Off-benchmark allocations to convertibles, loans, and common stock also contributed. The latter included a position in SpaceX's initial public offering, part our longstanding strategy as a provider of financing during the restructuring of the broader Elon Musk empire. Another strong individual contributor was Applied Digital, a crypto-miner that has pivoted to high-performance computing and artificial intelligence hosting.

TOP DETRACTORS FROM PERFORMANCE

Yield curve positioning proved to be a modest detractor primarily in the first quarter of 2026, as duration was increased in anticipation of a steepening yield curve, only for the rates outlook to shift as the U.S.-Iran conflict escalated, inflation accelerated, and the U.S. jobs market stabilized. Duration was reduced closer to benchmark in the second quarter of 2026. At a sector level, other financials were a notable drag. This was due principally to the holding in Burford Capital, which provides non-recourse capital to fund and monetize large, complex legal claims. Its bonds came under pressure in March after a judicial panel overturned a $16 billion award against Argentinian oil group YPF. More than 40% of Burford’s $5.6 billion portfolio was tied to the YPF case.

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson High-Yield Fund - Class C Shares at NAV - $15,018	Bloomberg U.S. Aggregate Bond Index - $11,656	Bloomberg U.S. Corporate High-Yield Bond Index - $17,595
6/16	10,000	10,000	10,000
6/17	10,957.08	9,968.54	11,269.69
6/18	11,057.76	9,928.93	11,564.68
6/19	11,807.37	10,710.27	12,429.54
6/20	11,495.95	11,646.31	12,433.68
6/21	13,319.3	11,607.49	14,344.76
6/22	11,200.48	10,412.83	12,506.51
6/23	11,899.01	10,315.19	13,640.13
6/24	12,927	10,586.58	15,063.89
6/25	14,029.78	11,229.82	16,613.18
6/26	15,018.1	11,655.53	17,595.15
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson High-Yield Fund (Class C Shares/JDHCX) at NAV	7.04%	2.43%	4.15%
Janus Henderson High-Yield Fund (Class C Shares/JDHCX) with Contingent Deffered Sales Charge	6.04%Footnote Reference*	2.43%	4.15%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Bloomberg U.S. Corporate High-Yield Bond Index	5.91%	4.17%	5.81%
Footnote	Description
Footnote*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

Key Fund Statistics

Table Summary
Net assets (Millions)	$639
Number of portfolio holdingsFootnote Reference#	168
Total investment advisory fee paid (Millions)	$3.7
Portfolio turnover rate	159%
Weighted average maturity	5.07 Years
Effective duration	2.92 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Janus Investment Fund

2

What did the Fund invest in?

Asset Allocation (% of net assets)

Table Summary
Corporate Bonds	86.2
Bank Loans	7.3
Investment Companies	5.2
Investments Purchased with Cash Collateral from Securities Lending	3.9
Common Stocks	2.7
Convertible Bonds	1.2
Foreign Government Bonds	0.4
Convertible Preferred Stocks	0.3
Other	(7.2)

Ratings† Summary – (% of net assets)

Table Summary
Aa	7.82
Baa	2.63
Ba	32.18
B	50.91
Caa	5.73
Not Rated	2.28
Other	(1.54)

Top 5 Areas of Investment (% of net assets)

Table Summary
Consumer Discretionary	25.0
Energy	12.8
Materials	12.5
Financials	11.6
Industrials	11.0

† The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 29, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Investment Fund

3

125-65-70707C 08-26

Janus Henderson High-Yield Fund

Annual Shareholder Report

June 30, 2026

 Class D Shares : JNHYX

This annual shareholder report contains important information about the Janus Henderson High-Yield Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson High-Yield Fund (Class D Shares/JNHYX)	$78	0.75%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson High-Yield Fund  Class D Shares returned 8.03%. Its broad-based benchmark, the  Bloomberg U.S. Aggregate Bond Index, returned 3.79%. Its performance benchmark, the Bloomberg U.S. Corporate High-Yield Bond Index,  returned 5.91%.

TOP CONTRIBUTORS TO PERFORMANCE

Security selection within high-yield corporate bonds was the principal contributor to returns relative to the Bloomberg US Corporate High Yield Bond Index. At the sector level, technology, cable satellite, midstream, and gaming picks led contributors. Off-benchmark allocations to convertibles, loans, and common stock also contributed. The latter included a position in SpaceX's initial public offering, part our longstanding strategy as a provider of financing during the restructuring of the broader Elon Musk empire. Another strong individual contributor was Applied Digital, a crypto-miner that has pivoted to high-performance computing and artificial intelligence hosting.

TOP DETRACTORS FROM PERFORMANCE

Yield curve positioning proved to be a modest detractor primarily in the first quarter of 2026, as duration was increased in anticipation of a steepening yield curve, only for the rates outlook to shift as the U.S.-Iran conflict escalated, inflation accelerated, and the U.S. jobs market stabilized. Duration was reduced closer to benchmark in the second quarter of 2026. At a sector level, other financials were a notable drag. This was due principally to the holding in Burford Capital, which provides non-recourse capital to fund and monetize large, complex legal claims. Its bonds came under pressure in March after a judicial panel overturned a $16 billion award against Argentinian oil group YPF. More than 40% of Burford’s $5.6 billion portfolio was tied to the YPF case.

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson High-Yield Fund - Class D Shares at NAV - $16,437	Bloomberg U.S. Aggregate Bond Index - $11,656	Bloomberg U.S. Corporate High-Yield Bond Index - $17,595
6/16	10,000	10,000	10,000
6/17	11,056.39	9,968.54	11,269.69
6/18	11,258.13	9,928.93	11,564.68
6/19	12,129.22	10,710.27	12,429.54
6/20	11,919.02	11,646.31	12,433.68
6/21	13,936.95	11,607.49	14,344.76
6/22	11,828.74	10,412.83	12,506.51
6/23	12,683.49	10,315.19	13,640.13
6/24	13,893.54	10,586.58	15,063.89
6/25	15,214.52	11,229.82	16,613.18
6/26	16,436.85	11,655.53	17,595.15
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson High-Yield Fund (Class D Shares/JNHYX)	8.03%	3.35%	5.09%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Bloomberg U.S. Corporate High-Yield Bond Index	5.91%	4.17%	5.81%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/reports for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

Key Fund Statistics

Table Summary
Net assets (Millions)	$639
Number of portfolio holdingsFootnote Reference#	168
Total investment advisory fee paid (Millions)	$3.7
Portfolio turnover rate	159%
Weighted average maturity	5.07 Years
Effective duration	2.92 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Janus Investment Fund

2

What did the Fund invest in?

Asset Allocation (% of net assets)

Table Summary
Corporate Bonds	86.2
Bank Loans	7.3
Investment Companies	5.2
Investments Purchased with Cash Collateral from Securities Lending	3.9
Common Stocks	2.7
Convertible Bonds	1.2
Foreign Government Bonds	0.4
Convertible Preferred Stocks	0.3
Other	(7.2)

Ratings† Summary – (% of net assets)

Table Summary
Aa	7.82
Baa	2.63
Ba	32.18
B	50.91
Caa	5.73
Not Rated	2.28
Other	(1.54)

Top 5 Areas of Investment (% of net assets)

Table Summary
Consumer Discretionary	25.0
Energy	12.8
Materials	12.5
Financials	11.6
Industrials	11.0

† The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 29, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

Where can I find more information?

At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-800-525-3713.

Janus Investment Fund

3

225-65-70708D 08-26

Janus Henderson High-Yield Fund

Annual Shareholder Report

June 30, 2026

 Class I Shares : JHYFX

This annual shareholder report contains important information about the Janus Henderson High-Yield Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson High-Yield Fund (Class I Shares/JHYFX)	$80	0.77%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson High-Yield Fund  Class I Shares returned 8.01%. Its broad-based benchmark, the  Bloomberg U.S. Aggregate Bond Index, returned 3.79%. Its performance benchmark, the Bloomberg U.S. Corporate High-Yield Bond Index,  returned 5.91%.

TOP CONTRIBUTORS TO PERFORMANCE

Security selection within high-yield corporate bonds was the principal contributor to returns relative to the Bloomberg US Corporate High Yield Bond Index. At the sector level, technology, cable satellite, midstream, and gaming picks led contributors. Off-benchmark allocations to convertibles, loans, and common stock also contributed. The latter included a position in SpaceX's initial public offering, part our longstanding strategy as a provider of financing during the restructuring of the broader Elon Musk empire. Another strong individual contributor was Applied Digital, a crypto-miner that has pivoted to high-performance computing and artificial intelligence hosting.

TOP DETRACTORS FROM PERFORMANCE

Yield curve positioning proved to be a modest detractor primarily in the first quarter of 2026, as duration was increased in anticipation of a steepening yield curve, only for the rates outlook to shift as the U.S.-Iran conflict escalated, inflation accelerated, and the U.S. jobs market stabilized. Duration was reduced closer to benchmark in the second quarter of 2026. At a sector level, other financials were a notable drag. This was due principally to the holding in Burford Capital, which provides non-recourse capital to fund and monetize large, complex legal claims. Its bonds came under pressure in March after a judicial panel overturned a $16 billion award against Argentinian oil group YPF. More than 40% of Burford’s $5.6 billion portfolio was tied to the YPF case.

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson High-Yield Fund - Class I Shares at NAV - $16,502	Bloomberg U.S. Aggregate Bond Index - $11,656	Bloomberg U.S. Corporate High-Yield Bond Index - $17,595
6/16	10,000	10,000	10,000
6/17	11,067.06	9,968.54	11,269.69
6/18	11,289.81	9,928.93	11,564.68
6/19	12,156.82	10,710.27	12,429.54
6/20	11,951.22	11,646.31	12,433.68
6/21	13,981.17	11,607.49	14,344.76
6/22	11,887.3	10,412.83	12,506.51
6/23	12,731.8	10,315.19	13,640.13
6/24	13,948.61	10,586.58	15,063.89
6/25	15,278.16	11,229.82	16,613.18
6/26	16,502.37	11,655.53	17,595.15
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson High-Yield Fund (Class I Shares/JHYFX)	8.01%	3.37%	5.14%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Bloomberg U.S. Corporate High-Yield Bond Index	5.91%	4.17%	5.81%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

Key Fund Statistics

Table Summary
Net assets (Millions)	$639
Number of portfolio holdingsFootnote Reference#	168
Total investment advisory fee paid (Millions)	$3.7
Portfolio turnover rate	159%
Weighted average maturity	5.07 Years
Effective duration	2.92 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Janus Investment Fund

2

What did the Fund invest in?

Asset Allocation (% of net assets)

Table Summary
Corporate Bonds	86.2
Bank Loans	7.3
Investment Companies	5.2
Investments Purchased with Cash Collateral from Securities Lending	3.9
Common Stocks	2.7
Convertible Bonds	1.2
Foreign Government Bonds	0.4
Convertible Preferred Stocks	0.3
Other	(7.2)

Ratings† Summary – (% of net assets)

Table Summary
Aa	7.82
Baa	2.63
Ba	32.18
B	50.91
Caa	5.73
Not Rated	2.28
Other	(1.54)

Top 5 Areas of Investment (% of net assets)

Table Summary
Consumer Discretionary	25.0
Energy	12.8
Materials	12.5
Financials	11.6
Industrials	11.0

† The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 29, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Investment Fund

3

125-65-70709I 08-26

Janus Henderson High-Yield Fund

Annual Shareholder Report

June 30, 2026

 Class N Shares : JHYNX

This annual shareholder report contains important information about the Janus Henderson High-Yield Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson High-Yield Fund (Class N Shares/JHYNX)	$67	0.64%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson High-Yield Fund  Class N Shares returned 8.16%. Its broad-based benchmark, the  Bloomberg U.S. Aggregate Bond Index, returned 3.79%. Its performance benchmark, the Bloomberg U.S. Corporate High-Yield Bond Index,  returned 5.91%.

TOP CONTRIBUTORS TO PERFORMANCE

Security selection within high-yield corporate bonds was the principal contributor to returns relative to the Bloomberg US Corporate High Yield Bond Index. At the sector level, technology, cable satellite, midstream, and gaming picks led contributors. Off-benchmark allocations to convertibles, loans, and common stock also contributed. The latter included a position in SpaceX's initial public offering, part our longstanding strategy as a provider of financing during the restructuring of the broader Elon Musk empire. Another strong individual contributor was Applied Digital, a crypto-miner that has pivoted to high-performance computing and artificial intelligence hosting.

TOP DETRACTORS FROM PERFORMANCE

Yield curve positioning proved to be a modest detractor primarily in the first quarter of 2026, as duration was increased in anticipation of a steepening yield curve, only for the rates outlook to shift as the U.S.-Iran conflict escalated, inflation accelerated, and the U.S. jobs market stabilized. Duration was reduced closer to benchmark in the second quarter of 2026. At a sector level, other financials were a notable drag. This was due principally to the holding in Burford Capital, which provides non-recourse capital to fund and monetize large, complex legal claims. Its bonds came under pressure in March after a judicial panel overturned a $16 billion award against Argentinian oil group YPF. More than 40% of Burford’s $5.6 billion portfolio was tied to the YPF case.

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson High-Yield Fund - Class N Shares at NAV - $16,660	Bloomberg U.S. Aggregate Bond Index - $11,656	Bloomberg U.S. Corporate High-Yield Bond Index - $17,595
6/16	10,000	10,000	10,000
6/17	11,073.32	9,968.54	11,269.69
6/18	11,292.06	9,928.93	11,564.68
6/19	12,184.09	10,710.27	12,429.54
6/20	11,990.17	11,646.31	12,433.68
6/21	14,039.5	11,607.49	14,344.76
6/22	11,931.6	10,412.83	12,506.51
6/23	12,810.41	10,315.19	13,640.13
6/24	14,049.85	10,586.58	15,063.89
6/25	15,403.92	11,229.82	16,613.18
6/26	16,660.29	11,655.53	17,595.15
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson High-Yield Fund (Class N Shares/JHYNX)	8.16%	3.48%	5.24%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Bloomberg U.S. Corporate High-Yield Bond Index	5.91%	4.17%	5.81%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

Key Fund Statistics

Table Summary
Net assets (Millions)	$639
Number of portfolio holdingsFootnote Reference#	168
Total investment advisory fee paid (Millions)	$3.7
Portfolio turnover rate	159%
Weighted average maturity	5.07 Years
Effective duration	2.92 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Janus Investment Fund

2

What did the Fund invest in?

Asset Allocation (% of net assets)

Table Summary
Corporate Bonds	86.2
Bank Loans	7.3
Investment Companies	5.2
Investments Purchased with Cash Collateral from Securities Lending	3.9
Common Stocks	2.7
Convertible Bonds	1.2
Foreign Government Bonds	0.4
Convertible Preferred Stocks	0.3
Other	(7.2)

Ratings† Summary – (% of net assets)

Table Summary
Aa	7.82
Baa	2.63
Ba	32.18
B	50.91
Caa	5.73
Not Rated	2.28
Other	(1.54)

Top 5 Areas of Investment (% of net assets)

Table Summary
Consumer Discretionary	25.0
Energy	12.8
Materials	12.5
Financials	11.6
Industrials	11.0

† The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 29, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Investment Fund

3

125-65-70710N 08-26

Janus Henderson High-Yield Fund

Annual Shareholder Report

June 30, 2026

 Class R Shares : JHYRX

This annual shareholder report contains important information about the Janus Henderson High-Yield Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson High-Yield Fund (Class R Shares/JHYRX)	$143	1.38%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson High-Yield Fund  Class R Shares returned 7.36%. Its broad-based benchmark, the  Bloomberg U.S. Aggregate Bond Index, returned 3.79%. Its performance benchmark, the Bloomberg U.S. Corporate High-Yield Bond Index,  returned 5.91%.

TOP CONTRIBUTORS TO PERFORMANCE

Security selection within high-yield corporate bonds was the principal contributor to returns relative to the Bloomberg US Corporate High Yield Bond Index. At the sector level, technology, cable satellite, midstream, and gaming picks led contributors. Off-benchmark allocations to convertibles, loans, and common stock also contributed. The latter included a position in SpaceX's initial public offering, part our longstanding strategy as a provider of financing during the restructuring of the broader Elon Musk empire. Another strong individual contributor was Applied Digital, a crypto-miner that has pivoted to high-performance computing and artificial intelligence hosting.

TOP DETRACTORS FROM PERFORMANCE

Yield curve positioning proved to be a modest detractor primarily in the first quarter of 2026, as duration was increased in anticipation of a steepening yield curve, only for the rates outlook to shift as the U.S.-Iran conflict escalated, inflation accelerated, and the U.S. jobs market stabilized. Duration was reduced closer to benchmark in the second quarter of 2026. At a sector level, other financials were a notable drag. This was due principally to the holding in Burford Capital, which provides non-recourse capital to fund and monetize large, complex legal claims. Its bonds came under pressure in March after a judicial panel overturned a $16 billion award against Argentinian oil group YPF. More than 40% of Burford’s $5.6 billion portfolio was tied to the YPF case.

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson High-Yield Fund - Class R Shares at NAV - $15,405	Bloomberg U.S. Aggregate Bond Index - $11,656	Bloomberg U.S. Corporate High-Yield Bond Index - $17,595
6/16	10,000	10,000	10,000
6/17	10,977.03	9,968.54	11,269.69
6/18	11,117.05	9,928.93	11,564.68
6/19	11,882.47	10,710.27	12,429.54
6/20	11,596.17	11,646.31	12,433.68
6/21	13,475.12	11,607.49	14,344.76
6/22	11,378.57	10,412.83	12,506.51
6/23	12,108.38	10,315.19	13,640.13
6/24	13,183.01	10,586.58	15,063.89
6/25	14,349.47	11,229.82	16,613.18
6/26	15,405.4	11,655.53	17,595.15
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson High-Yield Fund (Class R Shares/JHYRX)	7.36%	2.71%	4.42%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Bloomberg U.S. Corporate High-Yield Bond Index	5.91%	4.17%	5.81%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

Key Fund Statistics

Table Summary
Net assets (Millions)	$639
Number of portfolio holdingsFootnote Reference#	168
Total investment advisory fee paid (Millions)	$3.7
Portfolio turnover rate	159%
Weighted average maturity	5.07 Years
Effective duration	2.92 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Janus Investment Fund

2

What did the Fund invest in?

Asset Allocation (% of net assets)

Table Summary
Corporate Bonds	86.2
Bank Loans	7.3
Investment Companies	5.2
Investments Purchased with Cash Collateral from Securities Lending	3.9
Common Stocks	2.7
Convertible Bonds	1.2
Foreign Government Bonds	0.4
Convertible Preferred Stocks	0.3
Other	(7.2)

Ratings† Summary – (% of net assets)

Table Summary
Aa	7.82
Baa	2.63
Ba	32.18
B	50.91
Caa	5.73
Not Rated	2.28
Other	(1.54)

Top 5 Areas of Investment (% of net assets)

Table Summary
Consumer Discretionary	25.0
Energy	12.8
Materials	12.5
Financials	11.6
Industrials	11.0

† The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 29, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Investment Fund

3

125-65-70711R 08-26

Janus Henderson High-Yield Fund

Annual Shareholder Report

June 30, 2026

 Class S Shares : JDHYX

This annual shareholder report contains important information about the Janus Henderson High-Yield Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson High-Yield Fund (Class S Shares/JDHYX)	$116	1.12%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson High-Yield Fund  Class S Shares returned 7.49%. Its broad-based benchmark, the  Bloomberg U.S. Aggregate Bond Index, returned 3.79%. Its performance benchmark, the Bloomberg U.S. Corporate High-Yield Bond Index,  returned 5.91%.

TOP CONTRIBUTORS TO PERFORMANCE

Security selection within high-yield corporate bonds was the principal contributor to returns relative to the Bloomberg US Corporate High Yield Bond Index. At the sector level, technology, cable satellite, midstream, and gaming picks led contributors. Off-benchmark allocations to convertibles, loans, and common stock also contributed. The latter included a position in SpaceX's initial public offering, part our longstanding strategy as a provider of financing during the restructuring of the broader Elon Musk empire. Another strong individual contributor was Applied Digital, a crypto-miner that has pivoted to high-performance computing and artificial intelligence hosting.

TOP DETRACTORS FROM PERFORMANCE

Yield curve positioning proved to be a modest detractor primarily in the first quarter of 2026, as duration was increased in anticipation of a steepening yield curve, only for the rates outlook to shift as the U.S.-Iran conflict escalated, inflation accelerated, and the U.S. jobs market stabilized. Duration was reduced closer to benchmark in the second quarter of 2026. At a sector level, other financials were a notable drag. This was due principally to the holding in Burford Capital, which provides non-recourse capital to fund and monetize large, complex legal claims. Its bonds came under pressure in March after a judicial panel overturned a $16 billion award against Argentinian oil group YPF. More than 40% of Burford’s $5.6 billion portfolio was tied to the YPF case.

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson High-Yield Fund - Class S Shares at NAV - $15,789	Bloomberg U.S. Aggregate Bond Index - $11,656	Bloomberg U.S. Corporate High-Yield Bond Index - $17,595
6/16	10,000	10,000	10,000
6/17	11,005.41	9,968.54	11,269.69
6/18	11,164.16	9,928.93	11,564.68
6/19	11,977.87	10,710.27	12,429.54
6/20	11,721.75	11,646.31	12,433.68
6/21	13,651.86	11,607.49	14,344.76
6/22	11,546.97	10,412.83	12,506.51
6/23	12,336.13	10,315.19	13,640.13
6/24	13,463.24	10,586.58	15,063.89
6/25	14,689.03	11,229.82	16,613.18
6/26	15,789.1	11,655.53	17,595.15
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson High-Yield Fund (Class S Shares/JDHYX)	7.49%	2.95%	4.67%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Bloomberg U.S. Corporate High-Yield Bond Index	5.91%	4.17%	5.81%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

Key Fund Statistics

Table Summary
Net assets (Millions)	$639
Number of portfolio holdingsFootnote Reference#	168
Total investment advisory fee paid (Millions)	$3.7
Portfolio turnover rate	159%
Weighted average maturity	5.07 Years
Effective duration	2.92 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Janus Investment Fund

2

What did the Fund invest in?

Asset Allocation (% of net assets)

Table Summary
Corporate Bonds	86.2
Bank Loans	7.3
Investment Companies	5.2
Investments Purchased with Cash Collateral from Securities Lending	3.9
Common Stocks	2.7
Convertible Bonds	1.2
Foreign Government Bonds	0.4
Convertible Preferred Stocks	0.3
Other	(7.2)

Ratings† Summary – (% of net assets)

Table Summary
Aa	7.82
Baa	2.63
Ba	32.18
B	50.91
Caa	5.73
Not Rated	2.28
Other	(1.54)

Top 5 Areas of Investment (% of net assets)

Table Summary
Consumer Discretionary	25.0
Energy	12.8
Materials	12.5
Financials	11.6
Industrials	11.0

† The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 29, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Investment Fund

3

125-65-70712S 08-26

Janus Henderson High-Yield Fund

Annual Shareholder Report

June 30, 2026

 Class T Shares : JAHYX

This annual shareholder report contains important information about the Janus Henderson High-Yield Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson High-Yield Fund (Class T Shares/JAHYX)	$90	0.87%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson High-Yield Fund  Class T Shares returned 7.90%. Its broad-based benchmark, the  Bloomberg U.S. Aggregate Bond Index, returned 3.79%. Its performance benchmark, the Bloomberg U.S. Corporate High-Yield Bond Index,  returned 5.91%.

TOP CONTRIBUTORS TO PERFORMANCE

Security selection within high-yield corporate bonds was the principal contributor to returns relative to the Bloomberg US Corporate High Yield Bond Index. At the sector level, technology, cable satellite, midstream, and gaming picks led contributors. Off-benchmark allocations to convertibles, loans, and common stock also contributed. The latter included a position in SpaceX's initial public offering, part our longstanding strategy as a provider of financing during the restructuring of the broader Elon Musk empire. Another strong individual contributor was Applied Digital, a crypto-miner that has pivoted to high-performance computing and artificial intelligence hosting.

TOP DETRACTORS FROM PERFORMANCE

Yield curve positioning proved to be a modest detractor primarily in the first quarter of 2026, as duration was increased in anticipation of a steepening yield curve, only for the rates outlook to shift as the U.S.-Iran conflict escalated, inflation accelerated, and the U.S. jobs market stabilized. Duration was reduced closer to benchmark in the second quarter of 2026. At a sector level, other financials were a notable drag. This was due principally to the holding in Burford Capital, which provides non-recourse capital to fund and monetize large, complex legal claims. Its bonds came under pressure in March after a judicial panel overturned a $16 billion award against Argentinian oil group YPF. More than 40% of Burford’s $5.6 billion portfolio was tied to the YPF case.

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson High-Yield Fund - Class T Shares at NAV - $16,273	Bloomberg U.S. Aggregate Bond Index - $11,656	Bloomberg U.S. Corporate High-Yield Bond Index - $17,595
6/16	10,000	10,000	10,000
6/17	11,046.59	9,968.54	11,269.69
6/18	11,238	9,928.93	11,564.68
6/19	12,097	10,710.27	12,429.54
6/20	11,875.99	11,646.31	12,433.68
6/21	13,873.53	11,607.49	14,344.76
6/22	11,763.03	10,412.83	12,506.51
6/23	12,600.37	10,315.19	13,640.13
6/24	13,788.12	10,586.58	15,063.89
6/25	15,081.33	11,229.82	16,613.18
6/26	16,273.3	11,655.53	17,595.15
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson High-Yield Fund (Class T Shares/JAHYX)	7.90%	3.24%	4.99%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Bloomberg U.S. Corporate High-Yield Bond Index	5.91%	4.17%	5.81%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

Key Fund Statistics

Table Summary
Net assets (Millions)	$639
Number of portfolio holdingsFootnote Reference#	168
Total investment advisory fee paid (Millions)	$3.7
Portfolio turnover rate	159%
Weighted average maturity	5.07 Years
Effective duration	2.92 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Janus Investment Fund

2

What did the Fund invest in?

Asset Allocation (% of net assets)

Table Summary
Corporate Bonds	86.2
Bank Loans	7.3
Investment Companies	5.2
Investments Purchased with Cash Collateral from Securities Lending	3.9
Common Stocks	2.7
Convertible Bonds	1.2
Foreign Government Bonds	0.4
Convertible Preferred Stocks	0.3
Other	(7.2)

Ratings† Summary – (% of net assets)

Table Summary
Aa	7.82
Baa	2.63
Ba	32.18
B	50.91
Caa	5.73
Not Rated	2.28
Other	(1.54)

Top 5 Areas of Investment (% of net assets)

Table Summary
Consumer Discretionary	25.0
Energy	12.8
Materials	12.5
Financials	11.6
Industrials	11.0

† The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 29, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Investment Fund

3

125-65-70713T 08-26

Janus Henderson International Dividend Fund

Annual Shareholder Report

June 30, 2026

 Class A Shares : HDAVX

This annual shareholder report contains important information about the Janus Henderson International Dividend Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson International Dividend Fund (Class A Shares/HDAVX)	$127	1.13%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson International Dividend Fund  Class A Shares returned 24.89%. Its broad-based benchmark, the  MSCI World ex-USA IndexSM, returned 20.99%.

TOP CONTRIBUTORS TO PERFORMANCE

Stock selection and an overweight in the information technology sector contributed relative to the MSCI World ex USA Index. Among individual holdings, relative contributors included Samsung Electronics, a leading supplier of memory chips required for artificial intelligence (AI). The company experienced strong earnings growth, fueled by growing demand for memory chips. Increased spending on AI also supported Murata Manufacturing and Tokyo Electron, two additional contributors. Murata has benefited from rising demand for electronic components used in AI servers, data centers, and advanced semiconductor applications. Tokyo Electron experienced stronger chip demand even as shortages and bottlenecks led to higher prices.

TOP DETRACTORS FROM PERFORMANCE

Performance relative to the MSCI World ex USA Index was hindered by stock selection in the industrials sector, where Full Truck Alliance was a relative detractor. Full Truck owns a leading digital freight platform in China, and the company faced business headwinds because of China’s lackluster economic growth. Chinese Internet company Tencent Holdings and information and analytics company RELX also were relative detractors. Both stocks declined amid an indiscriminate sell-off in companies viewed as vulnerable to AI disintermediation. In the case of these two companies, we have seen the threat of AI disruption as overblown: Tencent is implementing AI across its platforms, and RELX has access to data that is hard to replicate.

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson International Dividend Fund - Class A Shares at NAV - $26,651	Janus Henderson International Dividend Fund - Class A Shares at MOP - $25,309	MSCI World ex-USA Index℠ - $25,557
6/16	10,000	9,496.41	10,000
6/17	11,201.99	10,637.86	11,948.71
6/18	11,721.11	11,130.81	12,790.28
6/19	12,089.47	11,480.61	12,954.96
6/20	11,751.85	11,160	12,252.54
6/21	14,616.6	13,880.48	16,369.62
6/22	13,083	12,424.11	13,626.39
6/23	15,373.39	14,599.17	15,999.35
6/24	17,982.9	17,077.25	17,795.19
6/25	21,359.81	20,284.08	21,123.63
6/26	26,650.84	25,308.66	25,557.37
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson International Dividend Fund (Class A Shares/HDAVX) at NAV	24.89%	12.76%	10.30%
Janus Henderson International Dividend Fund (Class A Shares/HDAVX) at Maximum Offering Price - 5.75%	17.70%	11.44%	9.73%
MSCI World ex-USA Index℠	20.99%	9.32%	9.84%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

Performance for periods prior to June 5, 2017 reflects the performance of one or more share classes of a predecessor fund, adjusted, where applicable and permitted, for differing fees and expenses. See the Fund’s prospectus for further details.

The Fund changed its investment strategy on October 28, 2022, and again changed its investment strategy on June 24, 2025. Performance prior to June 24, 2025, reflects the Fund's former investment strategies, and its performance may have differed if the Fund's current investment strategy had been in place.

Key Fund Statistics

Table Summary
Net assets (Millions)	$314
Number of portfolio holdings	46
Total investment advisory fee paid (Millions)	$1.7
Portfolio turnover rate	63%

Janus Investment Fund

2

What did the Fund invest in?

5 Largest Equity Holdings (% of net assets)

Table Summary
Tokyo Electron Ltd.	5.3
Taiwan Semiconductor Manufacturing Co. Ltd.	4.5
NatWest Group plc	3.2
Murata Manufacturing Co. Ltd.	3.1
Daiichi Life Group, Inc.	2.8

Asset Allocation (% of net assets)

Table Summary
Common Stocks	92.3
Investment Companies	4.6
Preferred Stock	2.5
Other	0.6

Top Country Allocations - (% of total investments)

Table Summary
Japan	20.6
United Kingdom	14.4
France	11.0
Switzerland	9.4
Taiwan	8.9

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

Effective October 28, 2025, the Fund's contractual limit on total annual operating expense changed from 0.84% to 0.77%. The cap excludes fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses. At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a June 11, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Investment Fund

3

125-65-70731A 08-26

Janus Henderson International Dividend Fund

Annual Shareholder Report

June 30, 2026

 Class C Shares : HDCVX

This annual shareholder report contains important information about the Janus Henderson International Dividend Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson International Dividend Fund (Class C Shares/HDCVX)	$206	1.84%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson International Dividend Fund  Class C Shares returned 23.99%. Its broad-based benchmark, the  MSCI World ex-USA IndexSM, returned 20.99%.

TOP CONTRIBUTORS TO PERFORMANCE

Stock selection and an overweight in the information technology sector contributed relative to the MSCI World ex USA Index. Among individual holdings, relative contributors included Samsung Electronics, a leading supplier of memory chips required for artificial intelligence (AI). The company experienced strong earnings growth, fueled by growing demand for memory chips. Increased spending on AI also supported Murata Manufacturing and Tokyo Electron, two additional contributors. Murata has benefited from rising demand for electronic components used in AI servers, data centers, and advanced semiconductor applications. Tokyo Electron experienced stronger chip demand even as shortages and bottlenecks led to higher prices.

TOP DETRACTORS FROM PERFORMANCE

Performance relative to the MSCI World ex USA Index was hindered by stock selection in the industrials sector, where Full Truck Alliance was a relative detractor. Full Truck owns a leading digital freight platform in China, and the company faced business headwinds because of China’s lackluster economic growth. Chinese Internet company Tencent Holdings and information and analytics company RELX also were relative detractors. Both stocks declined amid an indiscriminate sell-off in companies viewed as vulnerable to AI disintermediation. In the case of these two companies, we have seen the threat of AI disruption as overblown: Tencent is implementing AI across its platforms, and RELX has access to data that is hard to replicate.

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson International Dividend Fund - Class C Shares at NAV - $24,722	MSCI World ex-USA Index℠ - $25,557
6/16	10,000	10,000
6/17	11,111.16	11,948.71
6/18	11,538.67	12,790.28
6/19	11,816.86	12,954.96
6/20	11,381.89	12,252.54
6/21	14,054.3	16,369.62
6/22	12,492.44	13,626.39
6/23	14,574.77	15,999.35
6/24	16,930.61	17,795.19
6/25	19,959.29	21,123.63
6/26	24,722.47	25,557.37
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson International Dividend Fund (Class C Shares/HDCVX) at NAV	23.99%	11.96%	9.47%
Janus Henderson International Dividend Fund (Class C Shares/HDCVX) with Contingent Deffered Sales Charge	22.99%Footnote Reference*	11.96%	9.47%
MSCI World ex-USA Index℠	20.99%	9.32%	9.84%
Footnote	Description
Footnote*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

Performance for periods prior to June 5, 2017 reflects the performance of one or more share classes of a predecessor fund, adjusted, where applicable and permitted, for differing fees and expenses. See the Fund’s prospectus for further details.

The Fund changed its investment strategy on October 28, 2022, and again changed its investment strategy on June 24, 2025. Performance prior to June 24, 2025, reflects the Fund's former investment strategies, and its performance may have differed if the Fund's current investment strategy had been in place.

Key Fund Statistics

Table Summary
Net assets (Millions)	$314
Number of portfolio holdings	46
Total investment advisory fee paid (Millions)	$1.7
Portfolio turnover rate	63%

Janus Investment Fund

2

What did the Fund invest in?

5 Largest Equity Holdings (% of net assets)

Table Summary
Tokyo Electron Ltd.	5.3
Taiwan Semiconductor Manufacturing Co. Ltd.	4.5
NatWest Group plc	3.2
Murata Manufacturing Co. Ltd.	3.1
Daiichi Life Group, Inc.	2.8

Asset Allocation (% of net assets)

Table Summary
Common Stocks	92.3
Investment Companies	4.6
Preferred Stock	2.5
Other	0.6

Top Country Allocations - (% of total investments)

Table Summary
Japan	20.6
United Kingdom	14.4
France	11.0
Switzerland	9.4
Taiwan	8.9

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

Effective October 28, 2025, the Fund's contractual limit on total annual operating expense changed from 0.84% to 0.77%. The cap excludes fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses. At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a June 11, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Investment Fund

3

125-65-70732C 08-26

Janus Henderson International Dividend Fund

Annual Shareholder Report

June 30, 2026

 Class D Shares : HDDVX

This annual shareholder report contains important information about the Janus Henderson International Dividend Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson International Dividend Fund (Class D Shares/HDDVX)	$104	0.92%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson International Dividend Fund  Class D Shares returned 25.16%. Its broad-based benchmark, the  MSCI World ex-USA IndexSM, returned 20.99%.

TOP CONTRIBUTORS TO PERFORMANCE

Stock selection and an overweight in the information technology sector contributed relative to the MSCI World ex USA Index. Among individual holdings, relative contributors included Samsung Electronics, a leading supplier of memory chips required for artificial intelligence (AI). The company experienced strong earnings growth, fueled by growing demand for memory chips. Increased spending on AI also supported Murata Manufacturing and Tokyo Electron, two additional contributors. Murata has benefited from rising demand for electronic components used in AI servers, data centers, and advanced semiconductor applications. Tokyo Electron experienced stronger chip demand even as shortages and bottlenecks led to higher prices.

TOP DETRACTORS FROM PERFORMANCE

Performance relative to the MSCI World ex USA Index was hindered by stock selection in the industrials sector, where Full Truck Alliance was a relative detractor. Full Truck owns a leading digital freight platform in China, and the company faced business headwinds because of China’s lackluster economic growth. Chinese Internet company Tencent Holdings and information and analytics company RELX also were relative detractors. Both stocks declined amid an indiscriminate sell-off in companies viewed as vulnerable to AI disintermediation. In the case of these two companies, we have seen the threat of AI disruption as overblown: Tencent is implementing AI across its platforms, and RELX has access to data that is hard to replicate.

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson International Dividend Fund - Class D Shares at NAV - $23,918	MSCI World ex-USA Index℠ - $25,557
6/16	10,000	10,000
6/17	11,204.81	11,949
6/18	11,739.67	12,790
6/19	12,131.83	12,955
6/20	11,809.49	12,253
6/21	14,711.89	16,370
6/22	13,191.52	13,626
6/23	15,528.31	15,999
6/24	18,191.53	17,795
6/25	21,648.37	21,124
6/26	27,057.66	25,557
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson International Dividend Fund (Class D Shares/HDDVX)	25.16%	12.96%	10.47%
MSCI World ex-USA Index℠	20.99%	9.32%	9.84%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/reports for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

Performance for periods prior to June 5, 2017 reflects the performance of one or more share classes of a predecessor fund, adjusted, where applicable and permitted, for differing fees and expenses. See the Fund’s prospectus for further details.

The Fund changed its investment strategy on October 28, 2022, and again changed its investment strategy on June 24, 2025. Performance prior to June 24, 2025, reflects the Fund's former investment strategies, and its performance may have differed if the Fund's current investment strategy had been in place.

Key Fund Statistics

Table Summary
Net assets (Millions)	$314
Number of portfolio holdings	46
Total investment advisory fee paid (Millions)	$1.7
Portfolio turnover rate	63%

Janus Investment Fund

2

What did the Fund invest in?

5 Largest Equity Holdings (% of net assets)

Table Summary
Tokyo Electron Ltd.	5.3
Taiwan Semiconductor Manufacturing Co. Ltd.	4.5
NatWest Group plc	3.2
Murata Manufacturing Co. Ltd.	3.1
Daiichi Life Group, Inc.	2.8

Asset Allocation (% of net assets)

Table Summary
Common Stocks	92.3
Investment Companies	4.6
Preferred Stock	2.5
Other	0.6

Top Country Allocations - (% of total investments)

Table Summary
Japan	20.6
United Kingdom	14.4
France	11.0
Switzerland	9.4
Taiwan	8.9

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

Effective October 28, 2025, the Fund's contractual limit on total annual operating expense changed from 0.84% to 0.77%. The cap excludes shareholder servicing fees, out- of-pocket transfer agency/shareholder servicing costs, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses. At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a June 11, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

Where can I find more information?

At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-800-525-3713.

Janus Investment Fund

3

225-65-70733D 08-26

Janus Henderson International Dividend Fund

Annual Shareholder Report

June 30, 2026

 Class I Shares : HDIVX

This annual shareholder report contains important information about the Janus Henderson International Dividend Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson International Dividend Fund (Class I Shares/HDIVX)	$101	0.90%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson International Dividend Fund  Class I Shares returned 25.12%. Its broad-based benchmark, the  MSCI World ex-USA IndexSM, returned 20.99%.

TOP CONTRIBUTORS TO PERFORMANCE

Stock selection and an overweight in the information technology sector contributed relative to the MSCI World ex USA Index. Among individual holdings, relative contributors included Samsung Electronics, a leading supplier of memory chips required for artificial intelligence (AI). The company experienced strong earnings growth, fueled by growing demand for memory chips. Increased spending on AI also supported Murata Manufacturing and Tokyo Electron, two additional contributors. Murata has benefited from rising demand for electronic components used in AI servers, data centers, and advanced semiconductor applications. Tokyo Electron experienced stronger chip demand even as shortages and bottlenecks led to higher prices.

TOP DETRACTORS FROM PERFORMANCE

Performance relative to the MSCI World ex USA Index was hindered by stock selection in the industrials sector, where Full Truck Alliance was a relative detractor. Full Truck owns a leading digital freight platform in China, and the company faced business headwinds because of China’s lackluster economic growth. Chinese Internet company Tencent Holdings and information and analytics company RELX also were relative detractors. Both stocks declined amid an indiscriminate sell-off in companies viewed as vulnerable to AI disintermediation. In the case of these two companies, we have seen the threat of AI disruption as overblown: Tencent is implementing AI across its platforms, and RELX has access to data that is hard to replicate.

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson International Dividend Fund - Class I Shares at NAV - $27,237	MSCI World ex-USA Index℠ - $25,557
6/16	10,000	10,000
6/17	11,228.7	11,948.71
6/18	11,774.62	12,790.28
6/19	12,175.78	12,954.96
6/20	11,849.38	12,252.54
6/21	14,773.86	16,369.62
6/22	13,262.1	13,626.39
6/23	15,609.51	15,999.35
6/24	18,302.48	17,795.19
6/25	21,789.66	21,123.63
6/26	27,237.2	25,557.37
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson International Dividend Fund (Class I Shares/HDIVX)	25.12%	13.01%	10.54%
MSCI World ex-USA Index℠	20.99%	9.32%	9.84%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

Performance for periods prior to June 5, 2017 reflects the performance of one or more share classes of a predecessor fund, adjusted, where applicable and permitted, for differing fees and expenses. See the Fund’s prospectus for further details.

The Fund changed its investment strategy on October 28, 2022, and again changed its investment strategy on June 24, 2025. Performance prior to June 24, 2025, reflects the Fund's former investment strategies, and its performance may have differed if the Fund's current investment strategy had been in place.

Key Fund Statistics

Table Summary
Net assets (Millions)	$314
Number of portfolio holdings	46
Total investment advisory fee paid (Millions)	$1.7
Portfolio turnover rate	63%

Janus Investment Fund

2

What did the Fund invest in?

5 Largest Equity Holdings (% of net assets)

Table Summary
Tokyo Electron Ltd.	5.3
Taiwan Semiconductor Manufacturing Co. Ltd.	4.5
NatWest Group plc	3.2
Murata Manufacturing Co. Ltd.	3.1
Daiichi Life Group, Inc.	2.8

Asset Allocation (% of net assets)

Table Summary
Common Stocks	92.3
Investment Companies	4.6
Preferred Stock	2.5
Other	0.6

Top Country Allocations - (% of total investments)

Table Summary
Japan	20.6
United Kingdom	14.4
France	11.0
Switzerland	9.4
Taiwan	8.9

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

Effective October 28, 2025, the Fund's contractual limit on total annual operating expense changed from 0.84% to 0.77%. The cap excludes fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses. At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a June 11, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Investment Fund

3

125-65-70734I 08-26

Janus Henderson International Dividend Fund

Annual Shareholder Report

June 30, 2026

 Class N Shares : HDRVX

This annual shareholder report contains important information about the Janus Henderson International Dividend Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson International Dividend Fund (Class N Shares/HDRVX)	$91	0.81%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson International Dividend Fund  Class N Shares returned 25.27%. Its broad-based benchmark, the  MSCI World ex-USA IndexSM, returned 20.99%.

TOP CONTRIBUTORS TO PERFORMANCE

Stock selection and an overweight in the information technology sector contributed relative to the MSCI World ex USA Index. Among individual holdings, relative contributors included Samsung Electronics, a leading supplier of memory chips required for artificial intelligence (AI). The company experienced strong earnings growth, fueled by growing demand for memory chips. Increased spending on AI also supported Murata Manufacturing and Tokyo Electron, two additional contributors. Murata has benefited from rising demand for electronic components used in AI servers, data centers, and advanced semiconductor applications. Tokyo Electron experienced stronger chip demand even as shortages and bottlenecks led to higher prices.

TOP DETRACTORS FROM PERFORMANCE

Performance relative to the MSCI World ex USA Index was hindered by stock selection in the industrials sector, where Full Truck Alliance was a relative detractor. Full Truck owns a leading digital freight platform in China, and the company faced business headwinds because of China’s lackluster economic growth. Chinese Internet company Tencent Holdings and information and analytics company RELX also were relative detractors. Both stocks declined amid an indiscriminate sell-off in companies viewed as vulnerable to AI disintermediation. In the case of these two companies, we have seen the threat of AI disruption as overblown: Tencent is implementing AI across its platforms, and RELX has access to data that is hard to replicate.

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson International Dividend Fund - Class N Shares at NAV - $27,367	MSCI World ex-USA Index℠ - $25,557
6/16	10,000	10,000
6/17	11,201.76	11,948.71
6/18	11,754.56	12,790.28
6/19	12,163.28	12,954.96
6/20	11,851.98	12,252.54
6/21	14,780.11	16,369.62
6/22	13,281.28	13,626.39
6/23	15,647.46	15,999.35
6/24	18,355.79	17,795.19
6/25	21,865.99	21,123.63
6/26	27,366.64	25,557.37
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson International Dividend Fund (Class N Shares/HDRVX)	25.27%	13.11%	10.59%
MSCI World ex-USA Index℠	20.99%	9.32%	9.84%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

Performance for periods prior to June 5, 2017 reflects the performance of one or more share classes of a predecessor fund, adjusted, where applicable and permitted, for differing fees and expenses. See the Fund’s prospectus for further details.

The Fund changed its investment strategy on October 28, 2022, and again changed its investment strategy on June 24, 2025. Performance prior to June 24, 2025, reflects the Fund's former investment strategies, and its performance may have differed if the Fund's current investment strategy had been in place.

Key Fund Statistics

Table Summary
Net assets (Millions)	$314
Number of portfolio holdings	46
Total investment advisory fee paid (Millions)	$1.7
Portfolio turnover rate	63%

Janus Investment Fund

2

What did the Fund invest in?

5 Largest Equity Holdings (% of net assets)

Table Summary
Tokyo Electron Ltd.	5.3
Taiwan Semiconductor Manufacturing Co. Ltd.	4.5
NatWest Group plc	3.2
Murata Manufacturing Co. Ltd.	3.1
Daiichi Life Group, Inc.	2.8

Asset Allocation (% of net assets)

Table Summary
Common Stocks	92.3
Investment Companies	4.6
Preferred Stock	2.5
Other	0.6

Top Country Allocations - (% of total investments)

Table Summary
Japan	20.6
United Kingdom	14.4
France	11.0
Switzerland	9.4
Taiwan	8.9

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

Effective October 28, 2025, the Fund's contractual limit on total annual operating expense changed from 0.84% to 0.77%. The cap excludes fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses. At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a June 11, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Investment Fund

3

125-65-70735N 08-26

Janus Henderson International Dividend Fund

Annual Shareholder Report

June 30, 2026

 Class S Shares : HDQVX

This annual shareholder report contains important information about the Janus Henderson International Dividend Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson International Dividend Fund (Class S Shares/HDQVX)	$126	1.12%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson International Dividend Fund  Class S Shares returned 24.92%. Its broad-based benchmark, the  MSCI World ex-USA IndexSM, returned 20.99%.

TOP CONTRIBUTORS TO PERFORMANCE

Stock selection and an overweight in the information technology sector contributed relative to the MSCI World ex USA Index. Among individual holdings, relative contributors included Samsung Electronics, a leading supplier of memory chips required for artificial intelligence (AI). The company experienced strong earnings growth, fueled by growing demand for memory chips. Increased spending on AI also supported Murata Manufacturing and Tokyo Electron, two additional contributors. Murata has benefited from rising demand for electronic components used in AI servers, data centers, and advanced semiconductor applications. Tokyo Electron experienced stronger chip demand even as shortages and bottlenecks led to higher prices.

TOP DETRACTORS FROM PERFORMANCE

Performance relative to the MSCI World ex USA Index was hindered by stock selection in the industrials sector, where Full Truck Alliance was a relative detractor. Full Truck owns a leading digital freight platform in China, and the company faced business headwinds because of China’s lackluster economic growth. Chinese Internet company Tencent Holdings and information and analytics company RELX also were relative detractors. Both stocks declined amid an indiscriminate sell-off in companies viewed as vulnerable to AI disintermediation. In the case of these two companies, we have seen the threat of AI disruption as overblown: Tencent is implementing AI across its platforms, and RELX has access to data that is hard to replicate.

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson International Dividend Fund - Class S Shares at NAV - $23,764	MSCI World ex-USA Index℠ - $25,557
6/16	10,000	10,000
6/17	11,161.49	11,949
6/18	11,666.17	12,790
6/19	12,048.42	12,955
6/20	11,711.35	12,253
6/21	14,602	16,370
6/22	13,102.63	13,626
6/23	15,428.16	15,999
6/24	18,060.95	17,795
6/25	21,461.2	21,124
6/26	26,782.8	25,557
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson International Dividend Fund (Class S Shares/HDQVX)	24.92%	12.90%	10.35%
MSCI World ex-USA Index℠	20.99%	9.32%	9.84%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

Performance for periods prior to June 5, 2017 reflects the performance of one or more share classes of a predecessor fund, adjusted, where applicable and permitted, for differing fees and expenses. See the Fund’s prospectus for further details.

The Fund changed its investment strategy on October 28, 2022, and again changed its investment strategy on June 24, 2025. Performance prior to June 24, 2025, reflects the Fund's former investment strategies, and its performance may have differed if the Fund's current investment strategy had been in place.

Key Fund Statistics

Table Summary
Net assets (Millions)	$314
Number of portfolio holdings	46
Total investment advisory fee paid (Millions)	$1.7
Portfolio turnover rate	63%

Janus Investment Fund

2

What did the Fund invest in?

5 Largest Equity Holdings (% of net assets)

Table Summary
Tokyo Electron Ltd.	5.3
Taiwan Semiconductor Manufacturing Co. Ltd.	4.5
NatWest Group plc	3.2
Murata Manufacturing Co. Ltd.	3.1
Daiichi Life Group, Inc.	2.8

Asset Allocation (% of net assets)

Table Summary
Common Stocks	92.3
Investment Companies	4.6
Preferred Stock	2.5
Other	0.6

Top Country Allocations - (% of total investments)

Table Summary
Japan	20.6
United Kingdom	14.4
France	11.0
Switzerland	9.4
Taiwan	8.9

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

Effective October 28, 2025, the Fund's contractual limit on total annual operating expense changed from 0.84% to 0.77%. The cap excludes fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses. At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a June 11, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Investment Fund

3

125-65-70736S 08-26

Janus Henderson International Dividend Fund

Annual Shareholder Report

June 30, 2026

 Class T Shares : HDTVX

This annual shareholder report contains important information about the Janus Henderson International Dividend Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson International Dividend Fund (Class T Shares/HDTVX)	$118	1.05%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson International Dividend Fund  Class T Shares returned 25.01%. Its broad-based benchmark, the  MSCI World ex-USA IndexSM, returned 20.99%.

TOP CONTRIBUTORS TO PERFORMANCE

Stock selection and an overweight in the information technology sector contributed relative to the MSCI World ex USA Index. Among individual holdings, relative contributors included Samsung Electronics, a leading supplier of memory chips required for artificial intelligence (AI). The company experienced strong earnings growth, fueled by growing demand for memory chips. Increased spending on AI also supported Murata Manufacturing and Tokyo Electron, two additional contributors. Murata has benefited from rising demand for electronic components used in AI servers, data centers, and advanced semiconductor applications. Tokyo Electron experienced stronger chip demand even as shortages and bottlenecks led to higher prices.

TOP DETRACTORS FROM PERFORMANCE

Performance relative to the MSCI World ex USA Index was hindered by stock selection in the industrials sector, where Full Truck Alliance was a relative detractor. Full Truck owns a leading digital freight platform in China, and the company faced business headwinds because of China’s lackluster economic growth. Chinese Internet company Tencent Holdings and information and analytics company RELX also were relative detractors. Both stocks declined amid an indiscriminate sell-off in companies viewed as vulnerable to AI disintermediation. In the case of these two companies, we have seen the threat of AI disruption as overblown: Tencent is implementing AI across its platforms, and RELX has access to data that is hard to replicate.

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson International Dividend Fund - Class T Shares at NAV - $23,683	MSCI World ex-USA Index℠ - $25,557
6/16	10,000	10,000
6/17	11,192.36	11,949
6/18	11,714.33	12,790
6/19	12,099.24	12,955
6/20	11,760.62	12,253
6/21	14,635.97	16,370
6/22	13,111.93	13,626
6/23	15,410.47	15,999
6/24	18,032.13	17,795
6/25	21,439.25	21,124
6/26	26,762.74	25,557
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson International Dividend Fund (Class T Shares/HDTVX)	25.01%	12.83%	10.35%
MSCI World ex-USA Index℠	20.99%	9.32%	9.84%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

Performance for periods prior to June 5, 2017 reflects the performance of one or more share classes of a predecessor fund, adjusted, where applicable and permitted, for differing fees and expenses. See the Fund’s prospectus for further details.

The Fund changed its investment strategy on October 28, 2022, and again changed its investment strategy on June 24, 2025. Performance prior to June 24, 2025, reflects the Fund's former investment strategies, and its performance may have differed if the Fund's current investment strategy had been in place.

Key Fund Statistics

Table Summary
Net assets (Millions)	$314
Number of portfolio holdings	46
Total investment advisory fee paid (Millions)	$1.7
Portfolio turnover rate	63%

Janus Investment Fund

2

What did the Fund invest in?

5 Largest Equity Holdings (% of net assets)

Table Summary
Tokyo Electron Ltd.	5.3
Taiwan Semiconductor Manufacturing Co. Ltd.	4.5
NatWest Group plc	3.2
Murata Manufacturing Co. Ltd.	3.1
Daiichi Life Group, Inc.	2.8

Asset Allocation (% of net assets)

Table Summary
Common Stocks	92.3
Investment Companies	4.6
Preferred Stock	2.5
Other	0.6

Top Country Allocations - (% of total investments)

Table Summary
Japan	20.6
United Kingdom	14.4
France	11.0
Switzerland	9.4
Taiwan	8.9

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

Effective October 28, 2025, the Fund's contractual limit on total annual operating expense changed from 0.84% to 0.77%. The cap excludes fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses. At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a June 11, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Investment Fund

3

125-65-70737T 08-26

Janus Henderson Low Duration Multi-Sector Income Fund

Annual Shareholder Report

June 30, 2026

 Class A Shares : JUCAX

This annual shareholder report contains important information about the Janus Henderson Low Duration Multi-Sector Income Fund (the "Fund"), (formerly Janus Henderson Absolute Return Income Opportunities Fund) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Low Duration Multi-Sector Income Fund (Class A Shares/JUCAX)	$90	0.88%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026 , the Janus Henderson Low Duration Multi-Sector Income Fund  Class A Shares returned 5.26%. Its broad-based benchmark, the  Bloomberg U.S. Aggregate Bond Index, returned 3.79%. Its performance benchmark, the Bloomberg U.S. Aggregate Bond 1-3 Year Index,  returned 23.67% and its former additional benchmark, the ICE BofA U.S. 3-Month Treasury Bill Total Return Index, returned 3.84%.

TOP CONTRIBUTORS TO PERFORMANCE

The Fund was repositioned from March 4, 2026, at which point it adopted a new benchmark, the Bloomberg US Aggregate 1-3 Years Index. Over the full 12-month period, the Fund’s diversified overweight to credit spread risk was the key contributor to performance. Exposure to both high-yield and investment-grade corporate bonds were notable contributors. Allocations to, and selections within, asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS) also helped. Off-benchmark allocations to private collateralized mortgage obligations (CMOs) and loans further supported results.

TOP DETRACTORS FROM PERFORMANCE

Yield curve positioning was broadly supportive over the full year but detracted later as duration was increased toward alignment with the new benchmark. Expectations of a U.S. interest rate hike increased, pushing 2-year Treasury yields closer to 10-year yields. On a duration-times-spread basis, we brought spread risk down around this time, reflecting our increased caution around rate volatility given the new Federal Reserve chair, strong economy, and potential for inflation driven by artificial intelligence-related capital spending. The Fund’s lack of exposure to agency mortgage-backed securities (MBS) was a notable detractor, as was the use of derivatives overall. The Fund may use derivatives for hedging purposes, such as to manage portfolio risk or currency risk, to enhance returns, or manage duration. In particular, the use of forward foreign currency exchange contracts weighed on results.

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson Low Duration Multi-Sector Income Fund - Class A Shares at NAV - $12,687	Janus Henderson Low Duration Multi-Sector Income Fund - Class A Shares at MOP - $12,089	Bloomberg U.S. Aggregate Bond Index - $11,656	Bloomberg U.S. Aggregate Bond 1-3 Year Index - $12,178	ICE BofA U.S. 3-Month Treasury Bill Total Return Index - $12,603
6/16	10,000	9,528.49	10,000	10,000	10,000
6/17	10,351.43	9,863.34	9,968.54	10,037.78	10,048.62
6/18	9,739.58	9,280.35	9,928.93	10,059.59	10,185.52
6/19	10,114.13	9,637.23	10,710.27	10,490.73	10,421.1
6/20	10,481.95	9,987.73	11,646.31	10,910.58	10,590.85
6/21	10,626.8	10,125.75	11,607.49	10,949.91	10,600.83
6/22	10,216.72	9,735	10,412.83	10,557.72	10,618.63
6/23	10,665.71	10,162.82	10,315.19	10,612.63	11,000.23
6/24	11,335.05	10,800.6	10,586.58	11,134.91	11,594.41
6/25	12,052.62	11,484.35	11,229.82	11,797.01	12,137.07
6/26	12,687.03	12,088.83	11,655.53	12,178.3	12,603.03
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson Low Duration Multi-Sector Income Fund (Class A Shares/JUCAX) at NAV	5.26%	3.61%	2.41%
Janus Henderson Low Duration Multi-Sector Income Fund (Class A Shares/JUCAX) at Maximum Offering Price - 4.75%	0.25%	2.60%	1.92%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Bloomberg U.S. Aggregate Bond 1-3 Year Index	23.67%	10.98%	12.78%
ICE BofA U.S. 3-Month Treasury Bill Total Return Index	3.84%	3.52%	2.34%

Effective March 4, 2026, the fund changed its additional benchmark from ICE BofA U.S. 3-Month Treasury Bill Total Return Index to Bloomberg U.S. Aggregate Bond 1-3 Year Index.

Effective March 4, 2026, the Fund changed its investment strategy. The performance shown for periods prior to March 4, 2026, does not reflect the new investment strategy and is not indicative of the current portfolio.

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

Key Fund Statistics

Table Summary
Net assets (Millions)	$80
Number of portfolio holdingsFootnote Reference#	281
Total investment advisory fee paid (Millions)	$0
Portfolio turnover rate	114%
Weighted average maturity	3.15 Years
Effective duration	1.82 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Janus Investment Fund

2

What did the Fund invest in?

Asset Allocation (% of net assets)

Table Summary
Corporate Bonds	39.1
Investment Companies	14.7
Residential Mortgage-Backed Securities	11.0
Commercial Mortgage-Backed Securities	10.6
Asset-Backed Securities	10.4
Collateralized Loan Obligations	9.5
Bank Loans	4.1
Commercial Paper	1.9
Common Stocks	0.4
Purchased Swaption	0.0
Other	(1.7)

Ratings† Summary – (% of net assets)

Table Summary
Aaa	6.88
Aa	5.17
A	16.54
Baa	32.77
Ba	13.93
B	9.15
Caa	0.47
Not Rated	6.44
Other	8.65

Top 5 Areas of Investment (% of net assets)

Table Summary
Financials	20.3
Residential Mortgage-Backed Security	11.0
Commercial Mortgage-Backed Security	10.6
Asset-Backed Security	10.4
Collateralized Loan Obligation	9.5

† The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

Effective March 4, 2026, the Fund's contractual limit on total annual operating expense is 0.39%. The cap excludes fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses. Effective March 4, 2026, the Fund’s principal investment strategies changed to reflect that the portfolio management’s investment approach shifted its focus from employing an “absolute return” strategy to investing in a multi-sector portfolio of debt securities that portfolio management believes have high income potential. In addition, in connection with the Fund’s repositioning, the name of the Fund changed from Janus Henderson Absolute Return Income Opportunities Fund to Janus Henderson Low Duration Multi-Sector Income Fund. Performance prior to March 4, 2026, reflects the Fund’s former strategy, and its performance may have differed if the Fund’s current strategy had been in place. At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Investment Fund

3

125-65-70656A 08-26

Janus Henderson Low Duration Multi-Sector Income Fund

Annual Shareholder Report

June 30, 2026

 Class C Shares : JUCCX

This annual shareholder report contains important information about the Janus Henderson Low Duration Multi-Sector Income Fund (the "Fund"), (formerly Janus Henderson Absolute Return Income Opportunities Fund) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Low Duration Multi-Sector Income Fund (Class C Shares/JUCCX)	$160	1.56%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026 , the Janus Henderson Low Duration Multi-Sector Income Fund  Class C Shares returned 4.55%. Its broad-based benchmark, the  Bloomberg U.S. Aggregate Bond Index, returned 3.79%. Its performance benchmark, the Bloomberg U.S. Aggregate Bond 1-3 Year Index,  returned 23.67% and its former additional benchmark, the ICE BofA U.S. 3-Month Treasury Bill Total Return Index, returned 3.84%.

TOP CONTRIBUTORS TO PERFORMANCE

The Fund was repositioned from March 4, 2026, at which point it adopted a new benchmark, the Bloomberg US Aggregate 1-3 Years Index. Over the full 12-month period, the Fund’s diversified overweight to credit spread risk was the key contributor to performance. Exposure to both high-yield and investment-grade corporate bonds were notable contributors. Allocations to, and selections within, asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS) also helped. Off-benchmark allocations to private collateralized mortgage obligations (CMOs) and loans further supported results.

TOP DETRACTORS FROM PERFORMANCE

Yield curve positioning was broadly supportive over the full year but detracted later as duration was increased toward alignment with the new benchmark. Expectations of a U.S. interest rate hike increased, pushing 2-year Treasury yields closer to 10-year yields. On a duration-times-spread basis, we brought spread risk down around this time, reflecting our increased caution around rate volatility given the new Federal Reserve chair, strong economy, and potential for inflation driven by artificial intelligence-related capital spending. The Fund’s lack of exposure to agency mortgage-backed securities (MBS) was a notable detractor, as was the use of derivatives overall. The Fund may use derivatives for hedging purposes, such as to manage portfolio risk or currency risk, to enhance returns, or manage duration. In particular, the use of forward foreign currency exchange contracts weighed on results.

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson Low Duration Multi-Sector Income Fund - Class C Shares at NAV - $11,809	Bloomberg U.S. Aggregate Bond Index - $11,656	Bloomberg U.S. Aggregate Bond 1-3 Year Index - $12,178	ICE BofA U.S. 3-Month Treasury Bill Total Return Index - $12,603
6/16	10,000	10,000	10,000	10,000
6/17	10,275.25	9,968.54	10,037.78	10,048.62
6/18	9,608.56	9,928.93	10,059.59	10,185.52
6/19	9,893.43	10,710.27	10,490.73	10,421.1
6/20	10,182.02	11,646.31	10,910.58	10,590.85
6/21	10,250.54	11,607.49	10,949.91	10,600.83
6/22	9,791.48	10,412.83	10,557.72	10,618.63
6/23	10,139.27	10,315.19	10,612.63	11,000.23
6/24	10,696.81	10,586.58	11,134.91	11,594.41
6/25	11,306.88	11,229.82	11,797.01	12,137.07
6/26	11,808.79	11,655.53	12,178.3	12,603.03
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson Low Duration Multi-Sector Income Fund (Class C Shares/JUCCX) at NAV	4.55%	2.87%	1.68%
Janus Henderson Low Duration Multi-Sector Income Fund (Class C Shares/JUCCX) with Contingent Deffered Sales Charge	3.55%Footnote Reference*	2.87%	1.68%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Bloomberg U.S. Aggregate Bond 1-3 Year Index	23.67%	10.98%	12.78%
ICE BofA U.S. 3-Month Treasury Bill Total Return Index	3.84%	3.52%	2.34%

Effective March 4, 2026, the fund changed its additional benchmark from ICE BofA U.S. 3-Month Treasury Bill Total Return Index to Bloomberg U.S. Aggregate Bond 1-3 Year Index.

Effective March 4, 2026, the Fund changed its investment strategy. The performance shown for periods prior to March 4, 2026, does not reflect the new investment strategy and is not indicative of the current portfolio.

Footnote	Description
Footnote*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

Key Fund Statistics

Table Summary
Net assets (Millions)	$80
Number of portfolio holdingsFootnote Reference#	281
Total investment advisory fee paid (Millions)	$0
Portfolio turnover rate	114%
Weighted average maturity	3.15 Years
Effective duration	1.82 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Janus Investment Fund

2

What did the Fund invest in?

Asset Allocation (% of net assets)

Table Summary
Corporate Bonds	39.1
Investment Companies	14.7
Residential Mortgage-Backed Securities	11.0
Commercial Mortgage-Backed Securities	10.6
Asset-Backed Securities	10.4
Collateralized Loan Obligations	9.5
Bank Loans	4.1
Commercial Paper	1.9
Common Stocks	0.4
Purchased Swaption	0.0
Other	(1.7)

Ratings† Summary – (% of net assets)

Table Summary
Aaa	6.88
Aa	5.17
A	16.54
Baa	32.77
Ba	13.93
B	9.15
Caa	0.47
Not Rated	6.44
Other	8.65

Top 5 Areas of Investment (% of net assets)

Table Summary
Financials	20.3
Residential Mortgage-Backed Security	11.0
Commercial Mortgage-Backed Security	10.6
Asset-Backed Security	10.4
Collateralized Loan Obligation	9.5

† The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

Effective March 4, 2026, the Fund's contractual limit on total annual operating expense is 0.39%. The cap excludes fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses. Effective March 4, 2026, the Fund’s principal investment strategies changed to reflect that the portfolio management’s investment approach shifted its focus from employing an “absolute return” strategy to investing in a multi-sector portfolio of debt securities that portfolio management believes have high income potential. In addition, in connection with the Fund’s repositioning, the name of the Fund changed from Janus Henderson Absolute Return Income Opportunities Fund to Janus Henderson Low Duration Multi-Sector Income Fund. Performance prior to March 4, 2026, reflects the Fund’s former strategy, and its performance may have differed if the Fund’s current strategy had been in place. At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Investment Fund

3

125-65-70657C 08-26

Janus Henderson Low Duration Multi-Sector Income Fund

Annual Shareholder Report

June 30, 2026

 Class D Shares : JUCDX

This annual shareholder report contains important information about the Janus Henderson Low Duration Multi-Sector Income Fund (the "Fund"), (formerly Janus Henderson Absolute Return Income Opportunities Fund) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Low Duration Multi-Sector Income Fund (Class D Shares/JUCDX)	$69	0.67%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026 , the Janus Henderson Low Duration Multi-Sector Income Fund  Class D Shares returned 5.48%. Its broad-based benchmark, the  Bloomberg U.S. Aggregate Bond Index, returned 3.79%. Its performance benchmark, the Bloomberg U.S. Aggregate Bond 1-3 Year Index,  returned 23.67% and its former additional benchmark, the ICE BofA U.S. 3-Month Treasury Bill Total Return Index, returned 3.84%.

TOP CONTRIBUTORS TO PERFORMANCE

The Fund was repositioned from March 4, 2026, at which point it adopted a new benchmark, the Bloomberg US Aggregate 1-3 Years Index. Over the full 12-month period, the Fund’s diversified overweight to credit spread risk was the key contributor to performance. Exposure to both high-yield and investment-grade corporate bonds were notable contributors. Allocations to, and selections within, asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS) also helped. Off-benchmark allocations to private collateralized mortgage obligations (CMOs) and loans further supported results.

TOP DETRACTORS FROM PERFORMANCE

Yield curve positioning was broadly supportive over the full year but detracted later as duration was increased toward alignment with the new benchmark. Expectations of a U.S. interest rate hike increased, pushing 2-year Treasury yields closer to 10-year yields. On a duration-times-spread basis, we brought spread risk down around this time, reflecting our increased caution around rate volatility given the new Federal Reserve chair, strong economy, and potential for inflation driven by artificial intelligence-related capital spending. The Fund’s lack of exposure to agency mortgage-backed securities (MBS) was a notable detractor, as was the use of derivatives overall. The Fund may use derivatives for hedging purposes, such as to manage portfolio risk or currency risk, to enhance returns, or manage duration. In particular, the use of forward foreign currency exchange contracts weighed on results.

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson Low Duration Multi-Sector Income Fund - Class D Shares at NAV - $12,882	Bloomberg U.S. Aggregate Bond Index - $11,656	Bloomberg U.S. Aggregate Bond 1-3 Year Index - $12,178	ICE BofA U.S. 3-Month Treasury Bill Total Return Index - $12,603
6/16	10,000	10,000	10,000	10,000
6/17	10,355.05	9,968.54	10,037.78	10,048.62
6/18	9,761.8	9,928.93	10,059.59	10,185.52
6/19	10,147.42	10,710.27	10,490.73	10,421.1
6/20	10,521.44	11,646.31	10,910.58	10,590.85
6/21	10,686.12	11,607.49	10,949.91	10,600.83
6/22	10,304.62	10,412.83	10,557.72	10,618.63
6/23	10,765.09	10,315.19	10,612.63	11,000.23
6/24	11,462.55	10,586.58	11,134.91	11,594.41
6/25	12,226.76	11,229.82	11,797.01	12,137.07
6/26	12,881.88	11,655.53	12,178.3	12,603.03
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson Low Duration Multi-Sector Income Fund (Class D Shares/JUCDX)	5.48%	3.81%	2.56%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Bloomberg U.S. Aggregate Bond 1-3 Year Index	23.67%	10.98%	12.78%
ICE BofA U.S. 3-Month Treasury Bill Total Return Index	3.84%	3.52%	2.34%

Effective March 4, 2026, the fund changed its additional benchmark from ICE BofA U.S. 3-Month Treasury Bill Total Return Index to Bloomberg U.S. Aggregate Bond 1-3 Year Index.

Effective March 4, 2026, the Fund changed its investment strategy. The performance shown for periods prior to March 4, 2026, does not reflect the new investment strategy and is not indicative of the current portfolio.

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/reports for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

Key Fund Statistics

Table Summary
Net assets (Millions)	$80
Number of portfolio holdingsFootnote Reference#	281
Total investment advisory fee paid (Millions)	$0
Portfolio turnover rate	114%
Weighted average maturity	3.15 Years
Effective duration	1.82 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Janus Investment Fund

2

What did the Fund invest in?

Asset Allocation (% of net assets)

Table Summary
Corporate Bonds	39.1
Investment Companies	14.7
Residential Mortgage-Backed Securities	11.0
Commercial Mortgage-Backed Securities	10.6
Asset-Backed Securities	10.4
Collateralized Loan Obligations	9.5
Bank Loans	4.1
Commercial Paper	1.9
Common Stocks	0.4
Purchased Swaption	0.0
Other	(1.7)

Ratings† Summary – (% of net assets)

Table Summary
Aaa	6.88
Aa	5.17
A	16.54
Baa	32.77
Ba	13.93
B	9.15
Caa	0.47
Not Rated	6.44
Other	8.65

Top 5 Areas of Investment (% of net assets)

Table Summary
Financials	20.3
Residential Mortgage-Backed Security	11.0
Commercial Mortgage-Backed Security	10.6
Asset-Backed Security	10.4
Collateralized Loan Obligation	9.5

† The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

What material changes have occurred since the beginning of the fiscal year?

Effective March 4, 2026, the Fund's contractual limit on total annual operating expense is 0.39%. The cap excludes shareholder servicing fees, out- of-pocket transfer agency/shareholder servicing costs, acquired fund fees and expenses interest, dividends, taxes, brokerage commissions, and extraordinary expenses. Effective March 4, 2026, the Fund’s principal investment strategies changed to reflect that the portfolio management’s investment approach shifted its focus from employing an “absolute return” strategy to investing in a multi-sector portfolio of debt securities that portfolio management believes have high income potential. In addition, in connection with the Fund’s repositioning, the name of the Fund changed from Janus Henderson Absolute Return Income Opportunities Fund to Janus Henderson Low Duration Multi-Sector Income Fund. Performance prior to March 4, 2026, reflects the Fund’s former strategy, and its performance may have differed if the Fund’s current strategy had been in place.  At a May 18, 2026 meeting of Fund shareholders, share holders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, share holders approved a new investment advisory agreement  between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

Where can I find more information?

At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-800-525-3713.

Janus Investment Fund

3

225-65-70658D 08-26

Janus Henderson Low Duration Multi-Sector Income Fund

Annual Shareholder Report

June 30, 2026

 Class I Shares : JUCIX

This annual shareholder report contains important information about the Janus Henderson Low Duration Multi-Sector Income Fund (the "Fund"), (formerly Janus Henderson Absolute Return Income Opportunities Fund) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Low Duration Multi-Sector Income Fund (Class I Shares/JUCIX)	$61	0.59%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026 , the Janus Henderson Low Duration Multi-Sector Income Fund  Class I Shares returned 5.51%. Its broad-based benchmark, the  Bloomberg U.S. Aggregate Bond Index, returned 3.79%. Its performance benchmark, the Bloomberg U.S. Aggregate Bond 1-3 Year Index,  returned 23.67% and its former additional benchmark, the ICE BofA U.S. 3-Month Treasury Bill Total Return Index, returned 3.84%.

TOP CONTRIBUTORS TO PERFORMANCE

The Fund was repositioned from March 4, 2026, at which point it adopted a new benchmark, the Bloomberg US Aggregate 1-3 Years Index. Over the full 12-month period, the Fund’s diversified overweight to credit spread risk was the key contributor to performance. Exposure to both high-yield and investment-grade corporate bonds were notable contributors. Allocations to, and selections within, asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS) also helped. Off-benchmark allocations to private collateralized mortgage obligations (CMOs) and loans further supported results.

TOP DETRACTORS FROM PERFORMANCE

Yield curve positioning was broadly supportive over the full year but detracted later as duration was increased toward alignment with the new benchmark. Expectations of a U.S. interest rate hike increased, pushing 2-year Treasury yields closer to 10-year yields. On a duration-times-spread basis, we brought spread risk down around this time, reflecting our increased caution around rate volatility given the new Federal Reserve chair, strong economy, and potential for inflation driven by artificial intelligence-related capital spending. The Fund’s lack of exposure to agency mortgage-backed securities (MBS) was a notable detractor, as was the use of derivatives overall. The Fund may use derivatives for hedging purposes, such as to manage portfolio risk or currency risk, to enhance returns, or manage duration. In particular, the use of forward foreign currency exchange contracts weighed on results.

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson Low Duration Multi-Sector Income Fund - Class I Shares at NAV - $12,994	Bloomberg U.S. Aggregate Bond Index - $11,656	Bloomberg U.S. Aggregate Bond 1-3 Year Index - $12,178	ICE BofA U.S. 3-Month Treasury Bill Total Return Index - $12,603
6/16	10,000	10,000	10,000	10,000
6/17	10,379.04	9,968.54	10,037.78	10,048.62
6/18	9,790.03	9,928.93	10,059.59	10,185.52
6/19	10,180.67	10,710.27	10,490.73	10,421.1
6/20	10,576	11,646.31	10,910.58	10,590.85
6/21	10,747.98	11,607.49	10,949.91	10,600.83
6/22	10,369.36	10,412.83	10,557.72	10,618.63
6/23	10,837.32	10,315.19	10,612.63	11,000.23
6/24	11,543.17	10,586.58	11,134.91	11,594.41
6/25	12,315.31	11,229.82	11,797.01	12,137.07
6/26	12,993.79	11,655.53	12,178.3	12,603.03
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson Low Duration Multi-Sector Income Fund (Class I Shares/JUCIX)	5.51%	3.87%	2.65%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Bloomberg U.S. Aggregate Bond 1-3 Year Index	23.67%	10.98%	12.78%
ICE BofA U.S. 3-Month Treasury Bill Total Return Index	3.84%	3.52%	2.34%

Effective March 4, 2026, the fund changed its additional benchmark from ICE BofA U.S. 3-Month Treasury Bill Total Return Index to Bloomberg U.S. Aggregate Bond 1-3 Year Index.

Effective March 4, 2026, the Fund changed its investment strategy. The performance shown for periods prior to March 4, 2026, does not reflect the new investment strategy and is not indicative of the current portfolio.

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

Key Fund Statistics

Table Summary
Net assets (Millions)	$80
Number of portfolio holdingsFootnote Reference#	281
Total investment advisory fee paid (Millions)	$0
Portfolio turnover rate	114%
Weighted average maturity	3.15 Years
Effective duration	1.82 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Janus Investment Fund

2

What did the Fund invest in?

Asset Allocation (% of net assets)

Table Summary
Corporate Bonds	39.1
Investment Companies	14.7
Residential Mortgage-Backed Securities	11.0
Commercial Mortgage-Backed Securities	10.6
Asset-Backed Securities	10.4
Collateralized Loan Obligations	9.5
Bank Loans	4.1
Commercial Paper	1.9
Common Stocks	0.4
Purchased Swaption	0.0
Other	(1.7)

Ratings† Summary – (% of net assets)

Table Summary
Aaa	6.88
Aa	5.17
A	16.54
Baa	32.77
Ba	13.93
B	9.15
Caa	0.47
Not Rated	6.44
Other	8.65

Top 5 Areas of Investment (% of net assets)

Table Summary
Financials	20.3
Residential Mortgage-Backed Security	11.0
Commercial Mortgage-Backed Security	10.6
Asset-Backed Security	10.4
Collateralized Loan Obligation	9.5

† The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

Effective March 4, 2026, the Fund's contractual limit on total annual operating expense is 0.39%. The cap excludes fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses. Effective March 4, 2026, the Fund’s principal investment strategies changed to reflect that the portfolio management’s investment approach shifted its focus from employing an “absolute return” strategy to investing in a multi-sector portfolio of debt securities that portfolio management believes have high income potential. In addition, in connection with the Fund’s repositioning, the name of the Fund changed from Janus Henderson Absolute Return Income Opportunities Fund to Janus Henderson Low Duration Multi-Sector Income Fund. Performance prior to March 4, 2026, reflects the Fund’s former strategy, and its performance may have differed if the Fund’s current strategy had been in place. At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Investment Fund

3

125-65-70659I 08-26

Janus Henderson Low Duration Multi-Sector Income Fund

Annual Shareholder Report

June 30, 2026

 Class N Shares : JUCNX

This annual shareholder report contains important information about the Janus Henderson Low Duration Multi-Sector Income Fund (the "Fund"), (formerly Janus Henderson Absolute Return Income Opportunities Fund) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Low Duration Multi-Sector Income Fund (Class N Shares/JUCNX)	$57	0.55%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026 , the Janus Henderson Low Duration Multi-Sector Income Fund  Class N Shares returned 5.60%. Its broad-based benchmark, the  Bloomberg U.S. Aggregate Bond Index, returned 3.79%. Its performance benchmark, the Bloomberg U.S. Aggregate Bond 1-3 Year Index,  returned 23.67% and its former additional benchmark, the ICE BofA U.S. 3-Month Treasury Bill Total Return Index, returned 3.84%.

TOP CONTRIBUTORS TO PERFORMANCE

The Fund was repositioned from March 4, 2026, at which point it adopted a new benchmark, the Bloomberg US Aggregate 1-3 Years Index. Over the full 12-month period, the Fund’s diversified overweight to credit spread risk was the key contributor to performance. Exposure to both high-yield and investment-grade corporate bonds were notable contributors. Allocations to, and selections within, asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS) also helped. Off-benchmark allocations to private collateralized mortgage obligations (CMOs) and loans further supported results.

TOP DETRACTORS FROM PERFORMANCE

Yield curve positioning was broadly supportive over the full year but detracted later as duration was increased toward alignment with the new benchmark. Expectations of a U.S. interest rate hike increased, pushing 2-year Treasury yields closer to 10-year yields. On a duration-times-spread basis, we brought spread risk down around this time, reflecting our increased caution around rate volatility given the new Federal Reserve chair, strong economy, and potential for inflation driven by artificial intelligence-related capital spending. The Fund’s lack of exposure to agency mortgage-backed securities (MBS) was a notable detractor, as was the use of derivatives overall. The Fund may use derivatives for hedging purposes, such as to manage portfolio risk or currency risk, to enhance returns, or manage duration. In particular, the use of forward foreign currency exchange contracts weighed on results.

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson Low Duration Multi-Sector Income Fund - Class N Shares at NAV - $13,076	Bloomberg U.S. Aggregate Bond Index - $11,656	Bloomberg U.S. Aggregate Bond 1-3 Year Index - $12,178	ICE BofA U.S. 3-Month Treasury Bill Total Return Index - $12,603
6/16	10,000	10,000	10,000	10,000
6/17	10,382.39	9,968.54	10,037.78	10,048.62
6/18	9,810.79	9,928.93	10,059.59	10,185.52
6/19	10,203	10,710.27	10,490.73	10,421.1
6/20	10,605.5	11,646.31	10,910.58	10,590.85
6/21	10,773.37	11,607.49	10,949.91	10,600.83
6/22	10,396.64	10,412.83	10,557.72	10,618.63
6/23	10,888.01	10,315.19	10,612.63	11,000.23
6/24	11,594.83	10,586.58	11,134.91	11,594.41
6/25	12,382.92	11,229.82	11,797.01	12,137.07
6/26	13,076.07	11,655.53	12,178.3	12,603.03
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson Low Duration Multi-Sector Income Fund (Class N Shares/JUCNX)	5.60%	3.95%	2.72%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Bloomberg U.S. Aggregate Bond 1-3 Year Index	23.67%	10.98%	12.78%
ICE BofA U.S. 3-Month Treasury Bill Total Return Index	3.84%	3.52%	2.34%

Effective March 4, 2026, the fund changed its additional benchmark from ICE BofA U.S. 3-Month Treasury Bill Total Return Index to Bloomberg U.S. Aggregate Bond 1-3 Year Index.

Effective March 4, 2026, the Fund changed its investment strategy. The performance shown for periods prior to March 4, 2026, does not reflect the new investment strategy and is not indicative of the current portfolio.

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

Key Fund Statistics

Table Summary
Net assets (Millions)	$80
Number of portfolio holdingsFootnote Reference#	281
Total investment advisory fee paid (Millions)	$0
Portfolio turnover rate	114%
Weighted average maturity	3.15 Years
Effective duration	1.82 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Janus Investment Fund

2

What did the Fund invest in?

Asset Allocation (% of net assets)

Table Summary
Corporate Bonds	39.1
Investment Companies	14.7
Residential Mortgage-Backed Securities	11.0
Commercial Mortgage-Backed Securities	10.6
Asset-Backed Securities	10.4
Collateralized Loan Obligations	9.5
Bank Loans	4.1
Commercial Paper	1.9
Common Stocks	0.4
Purchased Swaption	0.0
Other	(1.7)

Ratings† Summary – (% of net assets)

Table Summary
Aaa	6.88
Aa	5.17
A	16.54
Baa	32.77
Ba	13.93
B	9.15
Caa	0.47
Not Rated	6.44
Other	8.65

Top 5 Areas of Investment (% of net assets)

Table Summary
Financials	20.3
Residential Mortgage-Backed Security	11.0
Commercial Mortgage-Backed Security	10.6
Asset-Backed Security	10.4
Collateralized Loan Obligation	9.5

† The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

Effective March 4, 2026, the Fund's contractual limit on total annual operating expense is 0.39%. The cap excludes fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses. Effective March 4, 2026, the Fund’s principal investment strategies changed to reflect that the portfolio management’s investment approach shifted its focus from employing an “absolute return” strategy to investing in a multi-sector portfolio of debt securities that portfolio management believes have high income potential. In addition, in connection with the Fund’s repositioning, the name of the Fund changed from Janus Henderson Absolute Return Income Opportunities Fund to Janus Henderson Low Duration Multi-Sector Income Fund. Performance prior to March 4, 2026, reflects the Fund’s former strategy, and its performance may have differed if the Fund’s current strategy had been in place. At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Investment Fund

3

125-65-70660N 08-26

Janus Henderson Low Duration Multi-Sector Income Fund

Annual Shareholder Report

June 30, 2026

 Class R Shares : JUCRX

This annual shareholder report contains important information about the Janus Henderson Low Duration Multi-Sector Income Fund (the "Fund"), (formerly Janus Henderson Absolute Return Income Opportunities Fund) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Low Duration Multi-Sector Income Fund (Class R Shares/JUCRX)	$133	1.30%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026 , the Janus Henderson Low Duration Multi-Sector Income Fund  Class R Shares returned 4.70%. Its broad-based benchmark, the  Bloomberg U.S. Aggregate Bond Index, returned 3.79%. Its performance benchmark, the Bloomberg U.S. Aggregate Bond 1-3 Year Index,  returned 23.67% and its former additional benchmark, the ICE BofA U.S. 3-Month Treasury Bill Total Return Index, returned 3.84%.

TOP CONTRIBUTORS TO PERFORMANCE

The Fund was repositioned from March 4, 2026, at which point it adopted a new benchmark, the Bloomberg US Aggregate 1-3 Years Index. Over the full 12-month period, the Fund’s diversified overweight to credit spread risk was the key contributor to performance. Exposure to both high-yield and investment-grade corporate bonds were notable contributors. Allocations to, and selections within, asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS) also helped. Off-benchmark allocations to private collateralized mortgage obligations (CMOs) and loans further supported results.

TOP DETRACTORS FROM PERFORMANCE

Yield curve positioning was broadly supportive over the full year but detracted later as duration was increased toward alignment with the new benchmark. Expectations of a U.S. interest rate hike increased, pushing 2-year Treasury yields closer to 10-year yields. On a duration-times-spread basis, we brought spread risk down around this time, reflecting our increased caution around rate volatility given the new Federal Reserve chair, strong economy, and potential for inflation driven by artificial intelligence-related capital spending. The Fund’s lack of exposure to agency mortgage-backed securities (MBS) was a notable detractor, as was the use of derivatives overall. The Fund may use derivatives for hedging purposes, such as to manage portfolio risk or currency risk, to enhance returns, or manage duration. In particular, the use of forward foreign currency exchange contracts weighed on results.

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson Low Duration Multi-Sector Income Fund - Class R Shares at NAV - $12,138	Bloomberg U.S. Aggregate Bond Index - $11,656	Bloomberg U.S. Aggregate Bond 1-3 Year Index - $12,178	ICE BofA U.S. 3-Month Treasury Bill Total Return Index - $12,603
6/16	10,000	10,000	10,000	10,000
6/17	10,304.72	9,968.54	10,037.78	10,048.62
6/18	9,657.63	9,928.93	10,059.59	10,185.52
6/19	9,982.81	10,710.27	10,490.73	10,421.1
6/20	10,299.23	11,646.31	10,910.58	10,590.85
6/21	10,384.57	11,607.49	10,949.91	10,600.83
6/22	9,953.64	10,412.83	10,557.72	10,618.63
6/23	10,334.3	10,315.19	10,612.63	11,000.23
6/24	10,936.41	10,586.58	11,134.91	11,594.41
6/25	11,593.11	11,229.82	11,797.01	12,137.07
6/26	12,137.54	11,655.53	12,178.3	12,603.03
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson Low Duration Multi-Sector Income Fund (Class R Shares/JUCRX)	4.70%	3.17%	1.96%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Bloomberg U.S. Aggregate Bond 1-3 Year Index	23.67%	10.98%	12.78%
ICE BofA U.S. 3-Month Treasury Bill Total Return Index	3.84%	3.52%	2.34%

Effective March 4, 2026, the fund changed its additional benchmark from ICE BofA U.S. 3-Month Treasury Bill Total Return Index to Bloomberg U.S. Aggregate Bond 1-3 Year Index.

Effective March 4, 2026, the Fund changed its investment strategy. The performance shown for periods prior to March 4, 2026, does not reflect the new investment strategy and is not indicative of the current portfolio.

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

Key Fund Statistics

Table Summary
Net assets (Millions)	$80
Number of portfolio holdingsFootnote Reference#	281
Total investment advisory fee paid (Millions)	$0
Portfolio turnover rate	114%
Weighted average maturity	3.15 Years
Effective duration	1.82 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Janus Investment Fund

2

What did the Fund invest in?

Asset Allocation (% of net assets)

Table Summary
Corporate Bonds	39.1
Investment Companies	14.7
Residential Mortgage-Backed Securities	11.0
Commercial Mortgage-Backed Securities	10.6
Asset-Backed Securities	10.4
Collateralized Loan Obligations	9.5
Bank Loans	4.1
Commercial Paper	1.9
Common Stocks	0.4
Purchased Swaption	0.0
Other	(1.7)

Ratings† Summary – (% of net assets)

Table Summary
Aaa	6.88
Aa	5.17
A	16.54
Baa	32.77
Ba	13.93
B	9.15
Caa	0.47
Not Rated	6.44
Other	8.65

Top 5 Areas of Investment (% of net assets)

Table Summary
Financials	20.3
Residential Mortgage-Backed Security	11.0
Commercial Mortgage-Backed Security	10.6
Asset-Backed Security	10.4
Collateralized Loan Obligation	9.5

† The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

Effective March 4, 2026, the Fund's contractual limit on total annual operating expense is 0.39%. The cap excludes fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses. Effective March 4, 2026, the Fund’s principal investment strategies changed to reflect that the portfolio management’s investment approach shifted its focus from employing an “absolute return” strategy to investing in a multi-sector portfolio of debt securities that portfolio management believes have high income potential. In addition, in connection with the Fund’s repositioning, the name of the Fund changed from Janus Henderson Absolute Return Income Opportunities Fund to Janus Henderson Low Duration Multi-Sector Income Fund. Performance prior to March 4, 2026, reflects the Fund’s former strategy, and its performance may have differed if the Fund’s current strategy had been in place. At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Investment Fund

3

125-65-70661R 08-26

Janus Henderson Low Duration Multi-Sector Income Fund

Annual Shareholder Report

June 30, 2026

 Class S Shares : JUCSX

This annual shareholder report contains important information about the Janus Henderson Low Duration Multi-Sector Income Fund (the "Fund"), (formerly Janus Henderson Absolute Return Income Opportunities Fund) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Low Duration Multi-Sector Income Fund (Class S Shares/JUCSX)	$107	1.04%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026 , the Janus Henderson Low Duration Multi-Sector Income Fund  Class S Shares returned 5.08%. Its broad-based benchmark, the  Bloomberg U.S. Aggregate Bond Index, returned 3.79%. Its performance benchmark, the Bloomberg U.S. Aggregate Bond 1-3 Year Index,  returned 23.67% and its former additional benchmark, the ICE BofA U.S. 3-Month Treasury Bill Total Return Index, returned 3.84%.

TOP CONTRIBUTORS TO PERFORMANCE

The Fund was repositioned from March 4, 2026, at which point it adopted a new benchmark, the Bloomberg US Aggregate 1-3 Years Index. Over the full 12-month period, the Fund’s diversified overweight to credit spread risk was the key contributor to performance. Exposure to both high-yield and investment-grade corporate bonds were notable contributors. Allocations to, and selections within, asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS) also helped. Off-benchmark allocations to private collateralized mortgage obligations (CMOs) and loans further supported results.

TOP DETRACTORS FROM PERFORMANCE

Yield curve positioning was broadly supportive over the full year but detracted later as duration was increased toward alignment with the new benchmark. Expectations of a U.S. interest rate hike increased, pushing 2-year Treasury yields closer to 10-year yields. On a duration-times-spread basis, we brought spread risk down around this time, reflecting our increased caution around rate volatility given the new Federal Reserve chair, strong economy, and potential for inflation driven by artificial intelligence-related capital spending. The Fund’s lack of exposure to agency mortgage-backed securities (MBS) was a notable detractor, as was the use of derivatives overall. The Fund may use derivatives for hedging purposes, such as to manage portfolio risk or currency risk, to enhance returns, or manage duration. In particular, the use of forward foreign currency exchange contracts weighed on results.

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson Low Duration Multi-Sector Income Fund - Class S Shares at NAV - $12,426	Bloomberg U.S. Aggregate Bond Index - $11,656	Bloomberg U.S. Aggregate Bond 1-3 Year Index - $12,178	ICE BofA U.S. 3-Month Treasury Bill Total Return Index - $12,603
6/16	10,000	10,000	10,000	10,000
6/17	10,323.94	9,968.54	10,037.78	10,048.62
6/18	9,696.03	9,928.93	10,059.59	10,185.52
6/19	10,043.59	10,710.27	10,490.73	10,421.1
6/20	10,388.91	11,646.31	10,910.58	10,590.85
6/21	10,501.06	11,607.49	10,949.91	10,600.83
6/22	10,088.56	10,412.83	10,557.72	10,618.63
6/23	10,500.59	10,315.19	10,612.63	11,000.23
6/24	11,139.97	10,586.58	11,134.91	11,594.41
6/25	11,838.28	11,229.82	11,797.01	12,137.07
6/26	12,425.63	11,655.53	12,178.3	12,603.03
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson Low Duration Multi-Sector Income Fund (Class S Shares/JUCSX)	5.08%	3.42%	2.20%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Bloomberg U.S. Aggregate Bond 1-3 Year Index	23.67%	10.98%	12.78%
ICE BofA U.S. 3-Month Treasury Bill Total Return Index	3.84%	3.52%	2.34%

Effective March 4, 2026, the fund changed its additional benchmark from ICE BofA U.S. 3-Month Treasury Bill Total Return Index to Bloomberg U.S. Aggregate Bond 1-3 Year Index.

Effective March 4, 2026, the Fund changed its investment strategy. The performance shown for periods prior to March 4, 2026, does not reflect the new investment strategy and is not indicative of the current portfolio.

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

Key Fund Statistics

Table Summary
Net assets (Millions)	$80
Number of portfolio holdingsFootnote Reference#	281
Total investment advisory fee paid (Millions)	$0
Portfolio turnover rate	114%
Weighted average maturity	3.15 Years
Effective duration	1.82 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Janus Investment Fund

2

What did the Fund invest in?

Asset Allocation (% of net assets)

Table Summary
Corporate Bonds	39.1
Investment Companies	14.7
Residential Mortgage-Backed Securities	11.0
Commercial Mortgage-Backed Securities	10.6
Asset-Backed Securities	10.4
Collateralized Loan Obligations	9.5
Bank Loans	4.1
Commercial Paper	1.9
Common Stocks	0.4
Purchased Swaption	0.0
Other	(1.7)

Ratings† Summary – (% of net assets)

Table Summary
Aaa	6.88
Aa	5.17
A	16.54
Baa	32.77
Ba	13.93
B	9.15
Caa	0.47
Not Rated	6.44
Other	8.65

Top 5 Areas of Investment (% of net assets)

Table Summary
Financials	20.3
Residential Mortgage-Backed Security	11.0
Commercial Mortgage-Backed Security	10.6
Asset-Backed Security	10.4
Collateralized Loan Obligation	9.5

† The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

Effective March 4, 2026, the Fund's contractual limit on total annual operating expense is 0.39%. The cap excludes fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses. Effective March 4, 2026, the Fund’s principal investment strategies changed to reflect that the portfolio management’s investment approach shifted its focus from employing an “absolute return” strategy to investing in a multi-sector portfolio of debt securities that portfolio management believes have high income potential. In addition, in connection with the Fund’s repositioning, the name of the Fund changed from Janus Henderson Absolute Return Income Opportunities Fund to Janus Henderson Low Duration Multi-Sector Income Fund. Performance prior to March 4, 2026, reflects the Fund’s former strategy, and its performance may have differed if the Fund’s current strategy had been in place. At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Investment Fund

3

125-65-70662S 08-26

Janus Henderson Low Duration Multi-Sector Income Fund

Annual Shareholder Report

June 30, 2026

 Class T Shares : JUCTX

This annual shareholder report contains important information about the Janus Henderson Low Duration Multi-Sector Income Fund (the "Fund"), (formerly Janus Henderson Absolute Return Income Opportunities Fund) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Low Duration Multi-Sector Income Fund (Class T Shares/JUCTX)	$80	0.78%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026 , the Janus Henderson Low Duration Multi-Sector Income Fund  Class T Shares returned 5.36%. Its broad-based benchmark, the  Bloomberg U.S. Aggregate Bond Index, returned 3.79%. Its performance benchmark, the Bloomberg U.S. Aggregate Bond 1-3 Year Index,  returned 23.67% and its former additional benchmark, the ICE BofA U.S. 3-Month Treasury Bill Total Return Index, returned 3.84%.

TOP CONTRIBUTORS TO PERFORMANCE

The Fund was repositioned from March 4, 2026, at which point it adopted a new benchmark, the Bloomberg US Aggregate 1-3 Years Index. Over the full 12-month period, the Fund’s diversified overweight to credit spread risk was the key contributor to performance. Exposure to both high-yield and investment-grade corporate bonds were notable contributors. Allocations to, and selections within, asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS) also helped. Off-benchmark allocations to private collateralized mortgage obligations (CMOs) and loans further supported results.

TOP DETRACTORS FROM PERFORMANCE

Yield curve positioning was broadly supportive over the full year but detracted later as duration was increased toward alignment with the new benchmark. Expectations of a U.S. interest rate hike increased, pushing 2-year Treasury yields closer to 10-year yields. On a duration-times-spread basis, we brought spread risk down around this time, reflecting our increased caution around rate volatility given the new Federal Reserve chair, strong economy, and potential for inflation driven by artificial intelligence-related capital spending. The Fund’s lack of exposure to agency mortgage-backed securities (MBS) was a notable detractor, as was the use of derivatives overall. The Fund may use derivatives for hedging purposes, such as to manage portfolio risk or currency risk, to enhance returns, or manage duration. In particular, the use of forward foreign currency exchange contracts weighed on results.

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson Low Duration Multi-Sector Income Fund - Class T Shares at NAV - $12,788	Bloomberg U.S. Aggregate Bond Index - $11,656	Bloomberg U.S. Aggregate Bond 1-3 Year Index - $12,178	ICE BofA U.S. 3-Month Treasury Bill Total Return Index - $12,603
6/16	10,000	10,000	10,000	10,000
6/17	10,358.01	9,968.54	10,037.78	10,048.62
6/18	9,764.16	9,928.93	10,059.59	10,185.52
6/19	10,133.33	10,710.27	10,490.73	10,421.1
6/20	10,508.89	11,646.31	10,910.58	10,590.85
6/21	10,663.4	11,607.49	10,949.91	10,600.83
6/22	10,271.47	10,412.83	10,557.72	10,618.63
6/23	10,720.08	10,315.19	10,612.63	11,000.23
6/24	11,403.44	10,586.58	11,134.91	11,594.41
6/25	12,150.99	11,229.82	11,797.01	12,137.07
6/26	12,788.36	11,655.53	12,178.3	12,603.03
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson Low Duration Multi-Sector Income Fund (Class T Shares/JUCTX)	5.36%	3.70%	2.49%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Bloomberg U.S. Aggregate Bond 1-3 Year Index	23.67%	10.98%	12.78%
ICE BofA U.S. 3-Month Treasury Bill Total Return Index	3.84%	3.52%	2.34%

Effective March 4, 2026, the fund changed its additional benchmark from ICE BofA U.S. 3-Month Treasury Bill Total Return Index to Bloomberg U.S. Aggregate Bond 1-3 Year Index.

Effective March 4, 2026, the Fund changed its investment strategy. The performance shown for periods prior to March 4, 2026, does not reflect the new investment strategy and is not indicative of the current portfolio.

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

Key Fund Statistics

Table Summary
Net assets (Millions)	$80
Number of portfolio holdingsFootnote Reference#	281
Total investment advisory fee paid (Millions)	$0
Portfolio turnover rate	114%
Weighted average maturity	3.15 Years
Effective duration	1.82 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Janus Investment Fund

2

What did the Fund invest in?

Asset Allocation (% of net assets)

Table Summary
Corporate Bonds	39.1
Investment Companies	14.7
Residential Mortgage-Backed Securities	11.0
Commercial Mortgage-Backed Securities	10.6
Asset-Backed Securities	10.4
Collateralized Loan Obligations	9.5
Bank Loans	4.1
Commercial Paper	1.9
Common Stocks	0.4
Purchased Swaption	0.0
Other	(1.7)

Ratings† Summary – (% of net assets)

Table Summary
Aaa	6.88
Aa	5.17
A	16.54
Baa	32.77
Ba	13.93
B	9.15
Caa	0.47
Not Rated	6.44
Other	8.65

Top 5 Areas of Investment (% of net assets)

Table Summary
Financials	20.3
Residential Mortgage-Backed Security	11.0
Commercial Mortgage-Backed Security	10.6
Asset-Backed Security	10.4
Collateralized Loan Obligation	9.5

† The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

Effective March 4, 2026, the Fund's contractual limit on total annual operating expense is 0.39%. The cap excludes fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses. Effective March 4, 2026, the Fund’s principal investment strategies changed to reflect that the portfolio management’s investment approach shifted its focus from employing an “absolute return” strategy to investing in a multi-sector portfolio of debt securities that portfolio management believes have high income potential. In addition, in connection with the Fund’s repositioning, the name of the Fund changed from Janus Henderson Absolute Return Income Opportunities Fund to Janus Henderson Low Duration Multi-Sector Income Fund. Performance prior to March 4, 2026, reflects the Fund’s former strategy, and its performance may have differed if the Fund’s current strategy had been in place. At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Investment Fund

3

125-65-70663T 08-26

Janus Henderson Mid Cap Value Fund

Annual Shareholder Report

June 30, 2026

 Class A Shares : JDPAX

This annual shareholder report contains important information about the Janus Henderson Mid Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Mid Cap Value Fund (Class A Shares/JDPAX)	$101	0.92%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Mid Cap Value Fund  Class A Shares returned 20.09%. Its broad-based benchmark, the  Russell 3000® Index, returned 22.82%. Its performance benchmark, the Russell Midcap® Value Index,  returned 26.62%.

TOP CONTRIBUTORS TO PERFORMANCE

Stock selection in the consumer staples sector contributed relative to the Russell Midcap Value Index. Individual contributors to relative performance included Teradyne, a supplier of semiconductor testing equipment, and Littelfuse, a provider of power management solutions to data centers and other end markets. Both companies were viewed as beneficiaries of increased spending on artificial intelligence (AI). We reduced our holdings in Teradyne after its strong share price performance. Long-time holding Casey’s General Stores was another positive contributor. The company owns a growing network of gas stations and convenience stores in smaller communities, where it has established a strong competitive position. The company delivered strong earnings growth, aided by its expanding store footprint.

TOP DETRACTORS FROM PERFORMANCE

Positioning in the information technology sector detracted relative to the Russell Midcap Value Index, as the Fund lacked exposure to several outperforming AI-related stocks that we avoided due to business or valuation concerns. Relative performance was also dampened by our position in Vontier, a provider of technology solutions for car washes and electric vehicle charging networks. The stock fell on worries over narrowing margins, and we reduced the position. LKQ, a seller of after-market automotive parts, also detracted as vehicle owners delayed collision repairs, slowing its revenue growth. TransUnion was another relative detractor. Shares of the consumer credit-rating company fell because of pricing pressures for its mortgage business and the potential for AI-driven competition in the credit analysis space. We trimmed the position

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson Mid Cap Value Fund - Class A Shares at NAV - $23,966	Janus Henderson Mid Cap Value Fund - Class A Shares at MOP - $22,588	Russell 3000® Index - $40,672	Russell Midcap® Value Index - $27,455
6/16	10,000	9,425.16	10,000	10,000
6/17	11,675.98	11,004.79	11,851	11,593
6/18	12,505.07	11,786.2	13,602	12,473
6/19	13,003.87	12,256.32	14,824	12,932
6/20	11,512.9	10,851.07	15,792	11,405
6/21	15,732.29	14,827.92	22,767	17,456
6/22	14,655.64	13,813.16	19,610	15,711
6/23	16,311.28	15,373.62	23,327	17,361
6/24	18,537.61	17,471.96	28,721	19,441
6/25	19,955.63	18,808.47	33,114	21,683
6/26	23,965.54	22,587.87	40,672	27,455
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson Mid Cap Value Fund (Class A Shares/JDPAX) at NAV	20.09%	8.78%	9.13%
Janus Henderson Mid Cap Value Fund (Class A Shares/JDPAX) at Maximum Offering Price - 5.75%	13.20%	7.50%	8.49%
Russell 3000® Index	22.82%	12.31%	15.06%
Russell Midcap® Value Index	26.62%	9.48%	10.63%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

Key Fund Statistics

Table Summary
Net assets (Millions)	$2,020
Number of portfolio holdings	75
Total investment advisory fee paid (Millions)	$10.2
Portfolio turnover rate	31%

Janus Investment Fund

2

What did the Fund invest in?

5 Largest Equity Holdings (% of net assets)

Table Summary
Alliant Energy Corp.	3.0
Littelfuse, Inc.	2.7
Lamar Advertising Co.	2.5
Everest Group Ltd.	2.3
PNC Financial Services Group, Inc. (The)	2.2

Asset Allocation (% of net assets)

Table Summary
Common Stocks	98.1
Repurchase Agreements	2.0
Other	(0.1)

Top Country Allocations - (% of total investments)

Table Summary
United States of America	91.4
Bermuda	4.1
Canada	2.0
United Kingdom	1.6
Thailand	0.9

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction. The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 3000® Index.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Investment Fund

3

125-65-70714A 08-26

Janus Henderson Mid Cap Value Fund

Annual Shareholder Report

June 30, 2026

 Class C Shares : JMVCX

This annual shareholder report contains important information about the Janus Henderson Mid Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Mid Cap Value Fund (Class C Shares/JMVCX)	$172	1.57%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Mid Cap Value Fund  Class C Shares returned 19.25%. Its broad-based benchmark, the  Russell 3000® Index, returned 22.82%. Its performance benchmark, the Russell Midcap® Value Index,  returned 26.62%.

TOP CONTRIBUTORS TO PERFORMANCE

Stock selection in the consumer staples sector contributed relative to the Russell Midcap Value Index. Individual contributors to relative performance included Teradyne, a supplier of semiconductor testing equipment, and Littelfuse, a provider of power management solutions to data centers and other end markets. Both companies were viewed as beneficiaries of increased spending on artificial intelligence (AI). We reduced our holdings in Teradyne after its strong share price performance. Long-time holding Casey’s General Stores was another positive contributor. The company owns a growing network of gas stations and convenience stores in smaller communities, where it has established a strong competitive position. The company delivered strong earnings growth, aided by its expanding store footprint.

TOP DETRACTORS FROM PERFORMANCE

Positioning in the information technology sector detracted relative to the Russell Midcap Value Index, as the Fund lacked exposure to several outperforming AI-related stocks that we avoided due to business or valuation concerns. Relative performance was also dampened by our position in Vontier, a provider of technology solutions for car washes and electric vehicle charging networks. The stock fell on worries over narrowing margins, and we reduced the position. LKQ, a seller of after-market automotive parts, also detracted as vehicle owners delayed collision repairs, slowing its revenue growth. TransUnion was another relative detractor. Shares of the consumer credit-rating company fell because of pricing pressures for its mortgage business and the potential for AI-driven competition in the credit analysis space. We trimmed the position

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson Mid Cap Value Fund - Class C Shares at NAV - $22,481	Russell 3000® Index - $40,672	Russell Midcap® Value Index - $27,455
6/16	10,000.01	10,000	10,000
6/17	11,611.65	11,851	11,593
6/18	12,355.23	13,602	12,473
6/19	12,775.07	14,824	12,932
6/20	11,238.91	15,792	11,405
6/21	15,257.86	22,767	17,456
6/22	14,113.84	19,610	15,711
6/23	15,616.44	23,327	17,361
6/24	17,617.15	28,721	19,441
6/25	18,852.5	33,114	21,683
6/26	22,481.47	40,672	27,455
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson Mid Cap Value Fund (Class C Shares/JMVCX) at NAV	19.25%	8.06%	8.44%
Janus Henderson Mid Cap Value Fund (Class C Shares/JMVCX) with Contingent Deffered Sales Charge	18.25%Footnote Reference*	8.06%	8.44%
Russell 3000® Index	22.82%	12.31%	15.06%
Russell Midcap® Value Index	26.62%	9.48%	10.63%
Footnote	Description
Footnote*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

Key Fund Statistics

Table Summary
Net assets (Millions)	$2,020
Number of portfolio holdings	75
Total investment advisory fee paid (Millions)	$10.2
Portfolio turnover rate	31%

Janus Investment Fund

2

What did the Fund invest in?

5 Largest Equity Holdings (% of net assets)

Table Summary
Alliant Energy Corp.	3.0
Littelfuse, Inc.	2.7
Lamar Advertising Co.	2.5
Everest Group Ltd.	2.3
PNC Financial Services Group, Inc. (The)	2.2

Asset Allocation (% of net assets)

Table Summary
Common Stocks	98.1
Repurchase Agreements	2.0
Other	(0.1)

Top Country Allocations - (% of total investments)

Table Summary
United States of America	91.4
Bermuda	4.1
Canada	2.0
United Kingdom	1.6
Thailand	0.9

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction. The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 3000® Index.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Investment Fund

3

125-65-70715C 08-26

Janus Henderson Mid Cap Value Fund

Annual Shareholder Report

June 30, 2026

 Class D Shares : JNMCX

This annual shareholder report contains important information about the Janus Henderson Mid Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Mid Cap Value Fund (Class D Shares/JNMCX)	$75	0.68%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Mid Cap Value Fund  Class D Shares returned 20.36%. Its broad-based benchmark, the  Russell 3000® Index, returned 22.82%. Its performance benchmark, the Russell Midcap® Value Index,  returned 26.62%.

TOP CONTRIBUTORS TO PERFORMANCE

Stock selection in the consumer staples sector contributed relative to the Russell Midcap Value Index. Individual contributors to relative performance included Teradyne, a supplier of semiconductor testing equipment, and Littelfuse, a provider of power management solutions to data centers and other end markets. Both companies were viewed as beneficiaries of increased spending on artificial intelligence (AI). We reduced our holdings in Teradyne after its strong share price performance. Long-time holding Casey’s General Stores was another positive contributor. The company owns a growing network of gas stations and convenience stores in smaller communities, where it has established a strong competitive position. The company delivered strong earnings growth, aided by its expanding store footprint.

TOP DETRACTORS FROM PERFORMANCE

Positioning in the information technology sector detracted relative to the Russell Midcap Value Index, as the Fund lacked exposure to several outperforming AI-related stocks that we avoided due to business or valuation concerns. Relative performance was also dampened by our position in Vontier, a provider of technology solutions for car washes and electric vehicle charging networks. The stock fell on worries over narrowing margins, and we reduced the position. LKQ, a seller of after-market automotive parts, also detracted as vehicle owners delayed collision repairs, slowing its revenue growth. TransUnion was another relative detractor. Shares of the consumer credit-rating company fell because of pricing pressures for its mortgage business and the potential for AI-driven competition in the credit analysis space. We trimmed the position

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson Mid Cap Value Fund - Class D Shares at NAV - $24,651	Russell 3000® Index - $40,672	Russell Midcap® Value Index - $27,455
6/16	10,000.01	10,000	10,000
6/17	11,712.42	11,851	11,593
6/18	12,584.97	13,602	12,473
6/19	13,122.23	14,824	12,932
6/20	11,647.83	15,792	11,405
6/21	15,970.41	22,767	17,456
6/22	14,918.78	19,610	15,711
6/23	16,657.35	23,327	17,361
6/24	18,968.22	28,721	19,441
6/25	20,481.44	33,114	21,683
6/26	24,651.12	40,672	27,455
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson Mid Cap Value Fund (Class D Shares/JNMCX)	20.36%	9.07%	9.44%
Russell 3000® Index	22.82%	12.31%	15.06%
Russell Midcap® Value Index	26.62%	9.48%	10.63%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/reports for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

Key Fund Statistics

Table Summary
Net assets (Millions)	$2,020
Number of portfolio holdings	75
Total investment advisory fee paid (Millions)	$10.2
Portfolio turnover rate	31%

Janus Investment Fund

2

What did the Fund invest in?

5 Largest Equity Holdings (% of net assets)

Table Summary
Alliant Energy Corp.	3.0
Littelfuse, Inc.	2.7
Lamar Advertising Co.	2.5
Everest Group Ltd.	2.3
PNC Financial Services Group, Inc. (The)	2.2

Asset Allocation (% of net assets)

Table Summary
Common Stocks	98.1
Repurchase Agreements	2.0
Other	(0.1)

Top Country Allocations - (% of total investments)

Table Summary
United States of America	91.4
Bermuda	4.1
Canada	2.0
United Kingdom	1.6
Thailand	0.9

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction. The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 3000® Index.

Where can I find more information?

At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-800-525-3713.

Janus Investment Fund

3

225-65-70716D 08-26

Janus Henderson Mid Cap Value Fund

Annual Shareholder Report

June 30, 2026

 Class I Shares : JMVAX

This annual shareholder report contains important information about the Janus Henderson Mid Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Mid Cap Value Fund (Class I Shares/JMVAX)	$73	0.66%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Mid Cap Value Fund  Class I Shares returned 20.39%. Its broad-based benchmark, the  Russell 3000® Index, returned 22.82%. Its performance benchmark, the Russell Midcap® Value Index,  returned 26.62%.

TOP CONTRIBUTORS TO PERFORMANCE

Stock selection in the consumer staples sector contributed relative to the Russell Midcap Value Index. Individual contributors to relative performance included Teradyne, a supplier of semiconductor testing equipment, and Littelfuse, a provider of power management solutions to data centers and other end markets. Both companies were viewed as beneficiaries of increased spending on artificial intelligence (AI). We reduced our holdings in Teradyne after its strong share price performance. Long-time holding Casey’s General Stores was another positive contributor. The company owns a growing network of gas stations and convenience stores in smaller communities, where it has established a strong competitive position. The company delivered strong earnings growth, aided by its expanding store footprint.

TOP DETRACTORS FROM PERFORMANCE

Positioning in the information technology sector detracted relative to the Russell Midcap Value Index, as the Fund lacked exposure to several outperforming AI-related stocks that we avoided due to business or valuation concerns. Relative performance was also dampened by our position in Vontier, a provider of technology solutions for car washes and electric vehicle charging networks. The stock fell on worries over narrowing margins, and we reduced the position. LKQ, a seller of after-market automotive parts, also detracted as vehicle owners delayed collision repairs, slowing its revenue growth. TransUnion was another relative detractor. Shares of the consumer credit-rating company fell because of pricing pressures for its mortgage business and the potential for AI-driven competition in the credit analysis space. We trimmed the position

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson Mid Cap Value Fund - Class I Shares at NAV - $24,740	Russell 3000® Index - $40,672	Russell Midcap® Value Index - $27,455
6/16	10,000	10,000	10,000
6/17	11,716.13	11,850.95	11,592.55
6/18	12,589.41	13,602.29	12,473.04
6/19	13,134.26	14,824.12	12,932.21
6/20	11,668.18	15,792.07	11,404.67
6/21	16,003.39	22,766.54	17,456.45
6/22	14,946.46	19,609.82	15,711.33
6/23	16,702.09	23,326.6	17,361.45
6/24	19,030.27	28,720.9	19,440.92
6/25	20,550.75	33,113.98	21,683.24
6/26	24,740.39	40,671.75	27,455.21
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson Mid Cap Value Fund (Class I Shares/JMVAX)	20.39%	9.10%	9.48%
Russell 3000® Index	22.82%	12.31%	15.06%
Russell Midcap® Value Index	26.62%	9.48%	10.63%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

Key Fund Statistics

Table Summary
Net assets (Millions)	$2,020
Number of portfolio holdings	75
Total investment advisory fee paid (Millions)	$10.2
Portfolio turnover rate	31%

Janus Investment Fund

2

What did the Fund invest in?

5 Largest Equity Holdings (% of net assets)

Table Summary
Alliant Energy Corp.	3.0
Littelfuse, Inc.	2.7
Lamar Advertising Co.	2.5
Everest Group Ltd.	2.3
PNC Financial Services Group, Inc. (The)	2.2

Asset Allocation (% of net assets)

Table Summary
Common Stocks	98.1
Repurchase Agreements	2.0
Other	(0.1)

Top Country Allocations - (% of total investments)

Table Summary
United States of America	91.4
Bermuda	4.1
Canada	2.0
United Kingdom	1.6
Thailand	0.9

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction. The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 3000® Index.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Investment Fund

3

125-65-70717I 08-26

Janus Henderson Mid Cap Value Fund

Annual Shareholder Report

June 30, 2026

 Class N Shares : JDPNX

This annual shareholder report contains important information about the Janus Henderson Mid Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Mid Cap Value Fund (Class N Shares/JDPNX)	$61	0.55%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Mid Cap Value Fund  Class N Shares returned 20.55%. Its broad-based benchmark, the  Russell 3000® Index, returned 22.82%. Its performance benchmark, the Russell Midcap® Value Index,  returned 26.62%.

TOP CONTRIBUTORS TO PERFORMANCE

Stock selection in the consumer staples sector contributed relative to the Russell Midcap Value Index. Individual contributors to relative performance included Teradyne, a supplier of semiconductor testing equipment, and Littelfuse, a provider of power management solutions to data centers and other end markets. Both companies were viewed as beneficiaries of increased spending on artificial intelligence (AI). We reduced our holdings in Teradyne after its strong share price performance. Long-time holding Casey’s General Stores was another positive contributor. The company owns a growing network of gas stations and convenience stores in smaller communities, where it has established a strong competitive position. The company delivered strong earnings growth, aided by its expanding store footprint.

TOP DETRACTORS FROM PERFORMANCE

Positioning in the information technology sector detracted relative to the Russell Midcap Value Index, as the Fund lacked exposure to several outperforming AI-related stocks that we avoided due to business or valuation concerns. Relative performance was also dampened by our position in Vontier, a provider of technology solutions for car washes and electric vehicle charging networks. The stock fell on worries over narrowing margins, and we reduced the position. LKQ, a seller of after-market automotive parts, also detracted as vehicle owners delayed collision repairs, slowing its revenue growth. TransUnion was another relative detractor. Shares of the consumer credit-rating company fell because of pricing pressures for its mortgage business and the potential for AI-driven competition in the credit analysis space. We trimmed the position

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson Mid Cap Value Fund - Class N Shares at NAV - $24,991	Russell 3000® Index - $40,672	Russell Midcap® Value Index - $27,455
6/16	10,000	10,000	10,000
6/17	11,725.41	11,851	11,593
6/18	12,612.25	13,602	12,473
6/19	13,176.14	14,824	12,932
6/20	11,708.3	15,792	11,405
6/21	16,080.15	22,767	17,456
6/22	15,039.47	19,610	15,711
6/23	16,810.73	23,327	17,361
6/24	19,179.21	28,721	19,441
6/25	20,730.84	33,114	21,683
6/26	24,990.89	40,672	27,455
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson Mid Cap Value Fund (Class N Shares/JDPNX)	20.55%	9.22%	9.59%
Russell 3000® Index	22.82%	12.31%	15.06%
Russell Midcap® Value Index	26.62%	9.48%	10.63%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

Key Fund Statistics

Table Summary
Net assets (Millions)	$2,020
Number of portfolio holdings	75
Total investment advisory fee paid (Millions)	$10.2
Portfolio turnover rate	31%

Janus Investment Fund

2

What did the Fund invest in?

5 Largest Equity Holdings (% of net assets)

Table Summary
Alliant Energy Corp.	3.0
Littelfuse, Inc.	2.7
Lamar Advertising Co.	2.5
Everest Group Ltd.	2.3
PNC Financial Services Group, Inc. (The)	2.2

Asset Allocation (% of net assets)

Table Summary
Common Stocks	98.1
Repurchase Agreements	2.0
Other	(0.1)

Top Country Allocations - (% of total investments)

Table Summary
United States of America	91.4
Bermuda	4.1
Canada	2.0
United Kingdom	1.6
Thailand	0.9

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction. The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 3000® Index.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Investment Fund

3

125-65-70718N 08-26

Janus Henderson Mid Cap Value Fund

Annual Shareholder Report

June 30, 2026

 Class R Shares : JDPRX

This annual shareholder report contains important information about the Janus Henderson Mid Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Mid Cap Value Fund (Class R Shares/JDPRX)	$144	1.31%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Mid Cap Value Fund  Class R Shares returned 19.61%. Its broad-based benchmark, the  Russell 3000® Index, returned 22.82%. Its performance benchmark, the Russell Midcap® Value Index,  returned 26.62%.

TOP CONTRIBUTORS TO PERFORMANCE

Stock selection in the consumer staples sector contributed relative to the Russell Midcap Value Index. Individual contributors to relative performance included Teradyne, a supplier of semiconductor testing equipment, and Littelfuse, a provider of power management solutions to data centers and other end markets. Both companies were viewed as beneficiaries of increased spending on artificial intelligence (AI). We reduced our holdings in Teradyne after its strong share price performance. Long-time holding Casey’s General Stores was another positive contributor. The company owns a growing network of gas stations and convenience stores in smaller communities, where it has established a strong competitive position. The company delivered strong earnings growth, aided by its expanding store footprint.

TOP DETRACTORS FROM PERFORMANCE

Positioning in the information technology sector detracted relative to the Russell Midcap Value Index, as the Fund lacked exposure to several outperforming AI-related stocks that we avoided due to business or valuation concerns. Relative performance was also dampened by our position in Vontier, a provider of technology solutions for car washes and electric vehicle charging networks. The stock fell on worries over narrowing margins, and we reduced the position. LKQ, a seller of after-market automotive parts, also detracted as vehicle owners delayed collision repairs, slowing its revenue growth. TransUnion was another relative detractor. Shares of the consumer credit-rating company fell because of pricing pressures for its mortgage business and the potential for AI-driven competition in the credit analysis space. We trimmed the position

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson Mid Cap Value Fund - Class R Shares at NAV - $23,181	Russell 3000® Index - $40,672	Russell Midcap® Value Index - $27,455
6/16	10,000.01	10,000	10,000
6/17	11,640.39	11,851	11,593
6/18	12,429.92	13,602	12,473
6/19	12,890.38	14,824	12,932
6/20	11,374.21	15,792	11,405
6/21	15,491.59	22,767	17,456
6/22	14,385.01	19,610	15,711
6/23	15,958.56	23,327	17,361
6/24	18,070.6	28,721	19,441
6/25	19,380.24	33,114	21,683
6/26	23,181.02	40,672	27,455
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson Mid Cap Value Fund (Class R Shares/JDPRX)	19.61%	8.39%	8.77%
Russell 3000® Index	22.82%	12.31%	15.06%
Russell Midcap® Value Index	26.62%	9.48%	10.63%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

Key Fund Statistics

Table Summary
Net assets (Millions)	$2,020
Number of portfolio holdings	75
Total investment advisory fee paid (Millions)	$10.2
Portfolio turnover rate	31%

Janus Investment Fund

2

What did the Fund invest in?

5 Largest Equity Holdings (% of net assets)

Table Summary
Alliant Energy Corp.	3.0
Littelfuse, Inc.	2.7
Lamar Advertising Co.	2.5
Everest Group Ltd.	2.3
PNC Financial Services Group, Inc. (The)	2.2

Asset Allocation (% of net assets)

Table Summary
Common Stocks	98.1
Repurchase Agreements	2.0
Other	(0.1)

Top Country Allocations - (% of total investments)

Table Summary
United States of America	91.4
Bermuda	4.1
Canada	2.0
United Kingdom	1.6
Thailand	0.9

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction. The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 3000® Index.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Investment Fund

3

125-65-70719R 08-26

Janus Henderson Mid Cap Value Fund

Annual Shareholder Report

June 30, 2026

 Class S Shares : JMVIX

This annual shareholder report contains important information about the Janus Henderson Mid Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Mid Cap Value Fund (Class S Shares/JMVIX)	$115	1.05%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Mid Cap Value Fund  Class S Shares returned 19.85%. Its broad-based benchmark, the  Russell 3000® Index, returned 22.82%. Its performance benchmark, the Russell Midcap® Value Index,  returned 26.62%.

TOP CONTRIBUTORS TO PERFORMANCE

Stock selection in the consumer staples sector contributed relative to the Russell Midcap Value Index. Individual contributors to relative performance included Teradyne, a supplier of semiconductor testing equipment, and Littelfuse, a provider of power management solutions to data centers and other end markets. Both companies were viewed as beneficiaries of increased spending on artificial intelligence (AI). We reduced our holdings in Teradyne after its strong share price performance. Long-time holding Casey’s General Stores was another positive contributor. The company owns a growing network of gas stations and convenience stores in smaller communities, where it has established a strong competitive position. The company delivered strong earnings growth, aided by its expanding store footprint.

TOP DETRACTORS FROM PERFORMANCE

Positioning in the information technology sector detracted relative to the Russell Midcap Value Index, as the Fund lacked exposure to several outperforming AI-related stocks that we avoided due to business or valuation concerns. Relative performance was also dampened by our position in Vontier, a provider of technology solutions for car washes and electric vehicle charging networks. The stock fell on worries over narrowing margins, and we reduced the position. LKQ, a seller of after-market automotive parts, also detracted as vehicle owners delayed collision repairs, slowing its revenue growth. TransUnion was another relative detractor. Shares of the consumer credit-rating company fell because of pricing pressures for its mortgage business and the potential for AI-driven competition in the credit analysis space. We trimmed the position

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson Mid Cap Value Fund - Class S Shares at NAV - $23,769	Russell 3000® Index - $40,672	Russell Midcap® Value Index - $27,455
6/16	10,000	10,000	10,000
6/17	11,669.43	11,851	11,593
6/18	12,494.85	13,602	12,473
6/19	12,986.07	14,824	12,932
6/20	11,482.07	15,792	11,405
6/21	15,692.48	22,767	17,456
6/22	14,599.37	19,610	15,711
6/23	16,243.32	23,327	17,361
6/24	18,436.93	28,721	19,441
6/25	19,831.5	33,114	21,683
6/26	23,768.7	40,672	27,455
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson Mid Cap Value Fund (Class S Shares/JMVIX)	19.85%	8.66%	9.04%
Russell 3000® Index	22.82%	12.31%	15.06%
Russell Midcap® Value Index	26.62%	9.48%	10.63%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

Key Fund Statistics

Table Summary
Net assets (Millions)	$2,020
Number of portfolio holdings	75
Total investment advisory fee paid (Millions)	$10.2
Portfolio turnover rate	31%

Janus Investment Fund

2

What did the Fund invest in?

5 Largest Equity Holdings (% of net assets)

Table Summary
Alliant Energy Corp.	3.0
Littelfuse, Inc.	2.7
Lamar Advertising Co.	2.5
Everest Group Ltd.	2.3
PNC Financial Services Group, Inc. (The)	2.2

Asset Allocation (% of net assets)

Table Summary
Common Stocks	98.1
Repurchase Agreements	2.0
Other	(0.1)

Top Country Allocations - (% of total investments)

Table Summary
United States of America	91.4
Bermuda	4.1
Canada	2.0
United Kingdom	1.6
Thailand	0.9

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction. The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 3000® Index.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Investment Fund

3

125-65-70720S 08-26

Janus Henderson Mid Cap Value Fund

Annual Shareholder Report

June 30, 2026

 Class T Shares : JMCVX

This annual shareholder report contains important information about the Janus Henderson Mid Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Mid Cap Value Fund (Class T Shares/JMCVX)	$87	0.79%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Mid Cap Value Fund  Class T Shares returned 20.25%. Its broad-based benchmark, the  Russell 3000® Index, returned 22.82%. Its performance benchmark, the Russell Midcap® Value Index,  returned 26.62%.

TOP CONTRIBUTORS TO PERFORMANCE

Stock selection in the consumer staples sector contributed relative to the Russell Midcap Value Index. Individual contributors to relative performance included Teradyne, a supplier of semiconductor testing equipment, and Littelfuse, a provider of power management solutions to data centers and other end markets. Both companies were viewed as beneficiaries of increased spending on artificial intelligence (AI). We reduced our holdings in Teradyne after its strong share price performance. Long-time holding Casey’s General Stores was another positive contributor. The company owns a growing network of gas stations and convenience stores in smaller communities, where it has established a strong competitive position. The company delivered strong earnings growth, aided by its expanding store footprint.

TOP DETRACTORS FROM PERFORMANCE

Positioning in the information technology sector detracted relative to the Russell Midcap Value Index, as the Fund lacked exposure to several outperforming AI-related stocks that we avoided due to business or valuation concerns. Relative performance was also dampened by our position in Vontier, a provider of technology solutions for car washes and electric vehicle charging networks. The stock fell on worries over narrowing margins, and we reduced the position. LKQ, a seller of after-market automotive parts, also detracted as vehicle owners delayed collision repairs, slowing its revenue growth. TransUnion was another relative detractor. Shares of the consumer credit-rating company fell because of pricing pressures for its mortgage business and the potential for AI-driven competition in the credit analysis space. We trimmed the position

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson Mid Cap Value Fund - Class T Shares at NAV - $24,401	Russell 3000® Index - $40,672	Russell Midcap® Value Index - $27,455
6/16	10,000.01	10,000	10,000
6/17	11,699.65	11,851	11,593
6/18	12,554.39	13,602	12,473
6/19	13,084.49	14,824	12,932
6/20	11,604.01	15,792	11,405
6/21	15,891.68	22,767	17,456
6/22	14,824.52	19,610	15,711
6/23	16,539.32	23,327	17,361
6/24	18,815.2	28,721	19,441
6/25	20,291.11	33,114	21,683
6/26	24,400.69	40,672	27,455
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson Mid Cap Value Fund (Class T Shares/JMCVX)	20.25%	8.95%	9.33%
Russell 3000® Index	22.82%	12.31%	15.06%
Russell Midcap® Value Index	26.62%	9.48%	10.63%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

Key Fund Statistics

Table Summary
Net assets (Millions)	$2,020
Number of portfolio holdings	75
Total investment advisory fee paid (Millions)	$10.2
Portfolio turnover rate	31%

Janus Investment Fund

2

What did the Fund invest in?

5 Largest Equity Holdings (% of net assets)

Table Summary
Alliant Energy Corp.	3.0
Littelfuse, Inc.	2.7
Lamar Advertising Co.	2.5
Everest Group Ltd.	2.3
PNC Financial Services Group, Inc. (The)	2.2

Asset Allocation (% of net assets)

Table Summary
Common Stocks	98.1
Repurchase Agreements	2.0
Other	(0.1)

Top Country Allocations - (% of total investments)

Table Summary
United States of America	91.4
Bermuda	4.1
Canada	2.0
United Kingdom	1.6
Thailand	0.9

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction. The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 3000® Index.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Investment Fund

3

125-65-70721T 08-26

Janus Henderson Multi-Sector Income Fund

Annual Shareholder Report

June 30, 2026

 Class A Shares : JMUAX

This annual shareholder report contains important information about the Janus Henderson Multi-Sector Income Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Multi-Sector Income Fund (Class A Shares/JMUAX)	$86	0.84%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026 , the Janus Henderson Multi-Sector Income Fund   Class A Shares returned 5.92%. Its broad-based benchmark, the  Bloomberg U.S. Aggregate Bond Index, returned 3.79%.

TOP CONTRIBUTORS TO PERFORMANCE

The Fund’s diversified overweight to credit spread risk and corresponding underweight to U.S. Treasuries were key drivers of performance relative to the Bloomberg US Aggregate Bond Index. Contributions to returns were driven in large part by the Fund’s holding of high-yield corporate bonds, which outperformed as yield differentials (or spreads) narrowed. Individual contributors included Applied Digital, a crypto-miner that has pivoted to high-performance computing and artificial intelligence hosting. Security selections within asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS) also aided results. So too did the off-benchmark allocation to common stock, which included a position in SpaceX's initial public offering (IPO).

TOP DETRACTORS FROM PERFORMANCE

An underweight allocation to investment-grade corporate bonds detracted as spreads narrowed. The modest underweight to agency mortgage-backed securities (MBS) also weighed on results as the yield curve steepened in the second half of 2025. Yield curve positioning was an additional detractor as the spread between 10- and 2-year Treasuries narrowed in the first half of 2026. Given heightened rate sensitivity, we reduced duration marginally in May and June, but this was insufficient to offset the negative impact from the overweight to the short end of the yield curve as it flattened. At a sector level, other financials selections weighed on returns. This included Burford Capital after a judicial panel overturned an award against Argentinian oil group YPF. More than 40% of Burford’s $5.6 billion portfolio was tied to the YPF case. The Fund’s overall use of derivatives, which may be leveraged for hedging purposes, including to manage portfolio risk or currency risk, to enhance returns, or manage duration, also detracted

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson Multi-Sector Income Fund - Class A Shares at NAV - $15,190	Janus Henderson Multi-Sector Income Fund - Class A Shares at MOP - $14,475	Bloomberg U.S. Aggregate Bond Index - $11,656
6/16	10,000	9,529.41	10,000
6/17	10,677.51	10,175.02	9,968.54
6/18	11,018.88	10,500.34	9,928.93
6/19	11,789.91	11,235.1	10,710.27
6/20	11,873.77	11,315.01	11,646.31
6/21	13,225.37	12,603.03	11,607.49
6/22	11,879.64	11,320.63	10,412.83
6/23	12,176.08	11,603.11	10,315.19
6/24	13,153.38	12,534.42	10,586.58
6/25	14,340.73	13,665.91	11,229.82
6/26	15,189.63	14,474.87	11,655.53
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson Multi-Sector Income Fund (Class A Shares/JMUAX) at NAV	5.92%	2.81%	4.27%
Janus Henderson Multi-Sector Income Fund (Class A Shares/JMUAX) at Maximum Offering Price - 4.75%	0.93%	1.82%	3.77%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

Key Fund Statistics

Table Summary
Net assets (Millions)	$7,312
Number of portfolio holdingsFootnote Reference#	1,021
Total investment advisory fee paid (Millions)	$32.4
Portfolio turnover rate	92%
Weighted average maturity	6.01 Years
Effective duration	3.89 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Janus Investment Fund

2

What did the Fund invest in?

Asset Allocation (% of net assets)

Table Summary
Corporate Bonds	31.8
Mortgage-Backed Securities	22.1
Asset-Backed Securities	13.8
Collateralized Loan Obligations	13.1
Commercial Mortgage-Backed Securities	12.8
Bank Loans	11.5
Investment Companies	9.5
Residential Mortgage-Backed Securities	8.4
Investments Purchased with Cash Collateral from Securities Lending	1.1
Common Stocks	0.6
Private Preferred Equity	0.3
Convertible Preferred Stocks	0.1
Convertible Bond	0.2
Private Placement	0.1
Preferred Stock	0.0
Other	(25.4)

Ratings† Summary – (% of net assets)

Table Summary
Aaa	9.65
Aa	23.59
A	5.01
Baa	16.96
Ba	21.30
B	19.00
Caa	1.35
Ca	0.07
Not Rated	20.65
Other	(17.58)

Top 5 Areas of Investment (% of net assets)

Table Summary
Mortgage-Backed Security	22.1
Asset-Backed Security	13.8
Collateralized Loan Obligation	13.1
Commercial Mortgage-Backed Security	12.8
Financials	8.4

† The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Investment Fund

3

125-65-70724A 08-26

Janus Henderson Multi-Sector Income Fund

Annual Shareholder Report

June 30, 2026

 Class C Shares : JMUCX

This annual shareholder report contains important information about the Janus Henderson Multi-Sector Income Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Multi-Sector Income Fund (Class C Shares/JMUCX)	$161	1.57%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026 , the Janus Henderson Multi-Sector Income Fund   Class C Shares returned 5.15%. Its broad-based benchmark, the  Bloomberg U.S. Aggregate Bond Index, returned 3.79%.

TOP CONTRIBUTORS TO PERFORMANCE

The Fund’s diversified overweight to credit spread risk and corresponding underweight to U.S. Treasuries were key drivers of performance relative to the Bloomberg US Aggregate Bond Index. Contributions to returns were driven in large part by the Fund’s holding of high-yield corporate bonds, which outperformed as yield differentials (or spreads) narrowed. Individual contributors included Applied Digital, a crypto-miner that has pivoted to high-performance computing and artificial intelligence hosting. Security selections within asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS) also aided results. So too did the off-benchmark allocation to common stock, which included a position in SpaceX's initial public offering (IPO).

TOP DETRACTORS FROM PERFORMANCE

An underweight allocation to investment-grade corporate bonds detracted as spreads narrowed. The modest underweight to agency mortgage-backed securities (MBS) also weighed on results as the yield curve steepened in the second half of 2025. Yield curve positioning was an additional detractor as the spread between 10- and 2-year Treasuries narrowed in the first half of 2026. Given heightened rate sensitivity, we reduced duration marginally in May and June, but this was insufficient to offset the negative impact from the overweight to the short end of the yield curve as it flattened. At a sector level, other financials selections weighed on returns. This included Burford Capital after a judicial panel overturned an award against Argentinian oil group YPF. More than 40% of Burford’s $5.6 billion portfolio was tied to the YPF case. The Fund’s overall use of derivatives, which may be leveraged for hedging purposes, including to manage portfolio risk or currency risk, to enhance returns, or manage duration, also detracted

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson Multi-Sector Income Fund - Class C Shares at NAV - $14,116	Bloomberg U.S. Aggregate Bond Index - $11,656
6/16	10,000	10,000
6/17	10,610.63	9,968.54
6/18	10,865.55	9,928.93
6/19	11,527.49	10,710.27
6/20	11,518.84	11,646.31
6/21	12,737.16	11,607.49
6/22	11,354.4	10,412.83
6/23	11,555.45	10,315.19
6/24	12,390.25	10,586.58
6/25	13,425	11,229.82
6/26	14,116.2	11,655.53
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson Multi-Sector Income Fund (Class C Shares/JMUCX) at NAV	5.15%	2.08%	3.51%
Janus Henderson Multi-Sector Income Fund (Class C Shares/JMUCX) with Contingent Deffered Sales Charge	4.15%Footnote Reference*	2.08%	3.51%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Footnote	Description
Footnote*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

Key Fund Statistics

Table Summary
Net assets (Millions)	$7,312
Number of portfolio holdingsFootnote Reference#	1,021
Total investment advisory fee paid (Millions)	$32.4
Portfolio turnover rate	92%
Weighted average maturity	6.01 Years
Effective duration	3.89 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Janus Investment Fund

2

What did the Fund invest in?

Asset Allocation (% of net assets)

Table Summary
Corporate Bonds	31.8
Mortgage-Backed Securities	22.1
Asset-Backed Securities	13.8
Collateralized Loan Obligations	13.1
Commercial Mortgage-Backed Securities	12.8
Bank Loans	11.5
Investment Companies	9.5
Residential Mortgage-Backed Securities	8.4
Investments Purchased with Cash Collateral from Securities Lending	1.1
Common Stocks	0.6
Private Preferred Equity	0.3
Convertible Preferred Stocks	0.1
Convertible Bond	0.2
Private Placement	0.1
Preferred Stock	0.0
Other	(25.4)

Ratings† Summary – (% of net assets)

Table Summary
Aaa	9.65
Aa	23.59
A	5.01
Baa	16.96
Ba	21.30
B	19.00
Caa	1.35
Ca	0.07
Not Rated	20.65
Other	(17.58)

Top 5 Areas of Investment (% of net assets)

Table Summary
Mortgage-Backed Security	22.1
Asset-Backed Security	13.8
Collateralized Loan Obligation	13.1
Commercial Mortgage-Backed Security	12.8
Financials	8.4

† The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Investment Fund

3

125-65-70725C 08-26

Janus Henderson Multi-Sector Income Fund

Annual Shareholder Report

June 30, 2026

 Class D Shares : JMUDX

This annual shareholder report contains important information about the Janus Henderson Multi-Sector Income Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Multi-Sector Income Fund (Class D Shares/JMUDX)	$69	0.67%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026 , the Janus Henderson Multi-Sector Income Fund   Class D Shares returned 6.10%. Its broad-based benchmark, the  Bloomberg U.S. Aggregate Bond Index, returned 3.79%.

TOP CONTRIBUTORS TO PERFORMANCE

The Fund’s diversified overweight to credit spread risk and corresponding underweight to U.S. Treasuries were key drivers of performance relative to the Bloomberg US Aggregate Bond Index. Contributions to returns were driven in large part by the Fund’s holding of high-yield corporate bonds, which outperformed as yield differentials (or spreads) narrowed. Individual contributors included Applied Digital, a crypto-miner that has pivoted to high-performance computing and artificial intelligence hosting. Security selections within asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS) also aided results. So too did the off-benchmark allocation to common stock, which included a position in SpaceX's initial public offering (IPO).

TOP DETRACTORS FROM PERFORMANCE

An underweight allocation to investment-grade corporate bonds detracted as spreads narrowed. The modest underweight to agency mortgage-backed securities (MBS) also weighed on results as the yield curve steepened in the second half of 2025. Yield curve positioning was an additional detractor as the spread between 10- and 2-year Treasuries narrowed in the first half of 2026. Given heightened rate sensitivity, we reduced duration marginally in May and June, but this was insufficient to offset the negative impact from the overweight to the short end of the yield curve as it flattened. At a sector level, other financials selections weighed on returns. This included Burford Capital after a judicial panel overturned an award against Argentinian oil group YPF. More than 40% of Burford’s $5.6 billion portfolio was tied to the YPF case. The Fund’s overall use of derivatives, which may be leveraged for hedging purposes, including to manage portfolio risk or currency risk, to enhance returns, or manage duration, also detracted

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson Multi-Sector Income Fund - Class D Shares at NAV - $15,463	Bloomberg U.S. Aggregate Bond Index - $11,656
6/16	10,000	10,000
6/17	10,705.85	9,968.54
6/18	11,065.96	9,928.93
6/19	11,848.29	10,710.27
6/20	11,951.57	11,646.31
6/21	13,334.57	11,607.49
6/22	11,997.3	10,412.83
6/23	12,317.3	10,315.19
6/24	13,328.85	10,586.58
6/25	14,574.42	11,229.82
6/26	15,462.98	11,655.53
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson Multi-Sector Income Fund (Class D Shares/JMUDX)	6.10%	3.01%	4.46%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/reports for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

Key Fund Statistics

Table Summary
Net assets (Millions)	$7,312
Number of portfolio holdingsFootnote Reference#	1,021
Total investment advisory fee paid (Millions)	$32.4
Portfolio turnover rate	92%
Weighted average maturity	6.01 Years
Effective duration	3.89 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Janus Investment Fund

2

What did the Fund invest in?

Asset Allocation (% of net assets)

Table Summary
Corporate Bonds	31.8
Mortgage-Backed Securities	22.1
Asset-Backed Securities	13.8
Collateralized Loan Obligations	13.1
Commercial Mortgage-Backed Securities	12.8
Bank Loans	11.5
Investment Companies	9.5
Residential Mortgage-Backed Securities	8.4
Investments Purchased with Cash Collateral from Securities Lending	1.1
Common Stocks	0.6
Private Preferred Equity	0.3
Convertible Preferred Stocks	0.1
Convertible Bond	0.2
Private Placement	0.1
Preferred Stock	0.0
Other	(25.4)

Ratings† Summary – (% of net assets)

Table Summary
Aaa	9.65
Aa	23.59
A	5.01
Baa	16.96
Ba	21.30
B	19.00
Caa	1.35
Ca	0.07
Not Rated	20.65
Other	(17.58)

Top 5 Areas of Investment (% of net assets)

Table Summary
Mortgage-Backed Security	22.1
Asset-Backed Security	13.8
Collateralized Loan Obligation	13.1
Commercial Mortgage-Backed Security	12.8
Financials	8.4

† The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

Where can I find more information?

At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-800-525-3713.

Janus Investment Fund

3

225-65-70726D 08-26

Janus Henderson Multi-Sector Income Fund

Annual Shareholder Report

June 30, 2026

 Class I Shares : JMUIX

This annual shareholder report contains important information about the Janus Henderson Multi-Sector Income Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Multi-Sector Income Fund (Class I Shares/JMUIX)	$65	0.63%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026 , the Janus Henderson Multi-Sector Income Fund   Class I Shares returned 6.14%. Its broad-based benchmark, the  Bloomberg U.S. Aggregate Bond Index, returned 3.79%.

TOP CONTRIBUTORS TO PERFORMANCE

The Fund’s diversified overweight to credit spread risk and corresponding underweight to U.S. Treasuries were key drivers of performance relative to the Bloomberg US Aggregate Bond Index. Contributions to returns were driven in large part by the Fund’s holding of high-yield corporate bonds, which outperformed as yield differentials (or spreads) narrowed. Individual contributors included Applied Digital, a crypto-miner that has pivoted to high-performance computing and artificial intelligence hosting. Security selections within asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS) also aided results. So too did the off-benchmark allocation to common stock, which included a position in SpaceX's initial public offering (IPO).

TOP DETRACTORS FROM PERFORMANCE

An underweight allocation to investment-grade corporate bonds detracted as spreads narrowed. The modest underweight to agency mortgage-backed securities (MBS) also weighed on results as the yield curve steepened in the second half of 2025. Yield curve positioning was an additional detractor as the spread between 10- and 2-year Treasuries narrowed in the first half of 2026. Given heightened rate sensitivity, we reduced duration marginally in May and June, but this was insufficient to offset the negative impact from the overweight to the short end of the yield curve as it flattened. At a sector level, other financials selections weighed on returns. This included Burford Capital after a judicial panel overturned an award against Argentinian oil group YPF. More than 40% of Burford’s $5.6 billion portfolio was tied to the YPF case. The Fund’s overall use of derivatives, which may be leveraged for hedging purposes, including to manage portfolio risk or currency risk, to enhance returns, or manage duration, also detracted

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson Multi-Sector Income Fund - Class I Shares at NAV - $15,536	Bloomberg U.S. Aggregate Bond Index - $11,656
6/16	10,000	10,000
6/17	10,706.44	9,968.54
6/18	11,076.54	9,928.93
6/19	11,879.38	10,710.27
6/20	11,989.84	11,646.31
6/21	13,384.6	11,607.49
6/22	12,047.52	10,412.83
6/23	12,374.96	10,315.19
6/24	13,397.19	10,586.58
6/25	14,637.66	11,229.82
6/26	15,536.15	11,655.53
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson Multi-Sector Income Fund (Class I Shares/JMUIX)	6.14%	3.03%	4.50%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

Key Fund Statistics

Table Summary
Net assets (Millions)	$7,312
Number of portfolio holdingsFootnote Reference#	1,021
Total investment advisory fee paid (Millions)	$32.4
Portfolio turnover rate	92%
Weighted average maturity	6.01 Years
Effective duration	3.89 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Janus Investment Fund

2

What did the Fund invest in?

Asset Allocation (% of net assets)

Table Summary
Corporate Bonds	31.8
Mortgage-Backed Securities	22.1
Asset-Backed Securities	13.8
Collateralized Loan Obligations	13.1
Commercial Mortgage-Backed Securities	12.8
Bank Loans	11.5
Investment Companies	9.5
Residential Mortgage-Backed Securities	8.4
Investments Purchased with Cash Collateral from Securities Lending	1.1
Common Stocks	0.6
Private Preferred Equity	0.3
Convertible Preferred Stocks	0.1
Convertible Bond	0.2
Private Placement	0.1
Preferred Stock	0.0
Other	(25.4)

Ratings† Summary – (% of net assets)

Table Summary
Aaa	9.65
Aa	23.59
A	5.01
Baa	16.96
Ba	21.30
B	19.00
Caa	1.35
Ca	0.07
Not Rated	20.65
Other	(17.58)

Top 5 Areas of Investment (% of net assets)

Table Summary
Mortgage-Backed Security	22.1
Asset-Backed Security	13.8
Collateralized Loan Obligation	13.1
Commercial Mortgage-Backed Security	12.8
Financials	8.4

† The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Investment Fund

3

125-65-70727I 08-26

Janus Henderson Multi-Sector Income Fund

Annual Shareholder Report

June 30, 2026

 Class N Shares : JMTNX

This annual shareholder report contains important information about the Janus Henderson Multi-Sector Income Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Multi-Sector Income Fund (Class N Shares/JMTNX)	$56	0.54%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026 , the Janus Henderson Multi-Sector Income Fund   Class N Shares returned 6.23%. Its broad-based benchmark, the  Bloomberg U.S. Aggregate Bond Index, returned 3.79%.

TOP CONTRIBUTORS TO PERFORMANCE

The Fund’s diversified overweight to credit spread risk and corresponding underweight to U.S. Treasuries were key drivers of performance relative to the Bloomberg US Aggregate Bond Index. Contributions to returns were driven in large part by the Fund’s holding of high-yield corporate bonds, which outperformed as yield differentials (or spreads) narrowed. Individual contributors included Applied Digital, a crypto-miner that has pivoted to high-performance computing and artificial intelligence hosting. Security selections within asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS) also aided results. So too did the off-benchmark allocation to common stock, which included a position in SpaceX's initial public offering (IPO).

TOP DETRACTORS FROM PERFORMANCE

An underweight allocation to investment-grade corporate bonds detracted as spreads narrowed. The modest underweight to agency mortgage-backed securities (MBS) also weighed on results as the yield curve steepened in the second half of 2025. Yield curve positioning was an additional detractor as the spread between 10- and 2-year Treasuries narrowed in the first half of 2026. Given heightened rate sensitivity, we reduced duration marginally in May and June, but this was insufficient to offset the negative impact from the overweight to the short end of the yield curve as it flattened. At a sector level, other financials selections weighed on returns. This included Burford Capital after a judicial panel overturned an award against Argentinian oil group YPF. More than 40% of Burford’s $5.6 billion portfolio was tied to the YPF case. The Fund’s overall use of derivatives, which may be leveraged for hedging purposes, including to manage portfolio risk or currency risk, to enhance returns, or manage duration, also detracted

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson Multi-Sector Income Fund - Class N Shares at NAV - $15,675	Bloomberg U.S. Aggregate Bond Index - $11,656
6/16	10,000	10,000
6/17	10,720.9	9,968.54
6/18	11,097.58	9,928.93
6/19	11,897.68	10,710.27
6/20	12,003.96	11,646.31
6/21	13,426.06	11,607.49
6/22	12,096.05	10,412.83
6/23	12,436.84	10,315.19
6/24	13,476.88	10,586.58
6/25	14,755.35	11,229.82
6/26	15,675.2	11,655.53
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson Multi-Sector Income Fund (Class N Shares/JMTNX)	6.23%	3.15%	4.60%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

Key Fund Statistics

Table Summary
Net assets (Millions)	$7,312
Number of portfolio holdingsFootnote Reference#	1,021
Total investment advisory fee paid (Millions)	$32.4
Portfolio turnover rate	92%
Weighted average maturity	6.01 Years
Effective duration	3.89 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Janus Investment Fund

2

What did the Fund invest in?

Asset Allocation (% of net assets)

Table Summary
Corporate Bonds	31.8
Mortgage-Backed Securities	22.1
Asset-Backed Securities	13.8
Collateralized Loan Obligations	13.1
Commercial Mortgage-Backed Securities	12.8
Bank Loans	11.5
Investment Companies	9.5
Residential Mortgage-Backed Securities	8.4
Investments Purchased with Cash Collateral from Securities Lending	1.1
Common Stocks	0.6
Private Preferred Equity	0.3
Convertible Preferred Stocks	0.1
Convertible Bond	0.2
Private Placement	0.1
Preferred Stock	0.0
Other	(25.4)

Ratings† Summary – (% of net assets)

Table Summary
Aaa	9.65
Aa	23.59
A	5.01
Baa	16.96
Ba	21.30
B	19.00
Caa	1.35
Ca	0.07
Not Rated	20.65
Other	(17.58)

Top 5 Areas of Investment (% of net assets)

Table Summary
Mortgage-Backed Security	22.1
Asset-Backed Security	13.8
Collateralized Loan Obligation	13.1
Commercial Mortgage-Backed Security	12.8
Financials	8.4

† The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Investment Fund

3

125-65-70728N 08-26

Janus Henderson Multi-Sector Income Fund

Annual Shareholder Report

June 30, 2026

 Class S Shares : JMUSX

This annual shareholder report contains important information about the Janus Henderson Multi-Sector Income Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Multi-Sector Income Fund (Class S Shares/JMUSX)	$109	1.06%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026 , the Janus Henderson Multi-Sector Income Fund   Class S Shares returned 5.69%. Its broad-based benchmark, the  Bloomberg U.S. Aggregate Bond Index, returned 3.79%.

TOP CONTRIBUTORS TO PERFORMANCE

The Fund’s diversified overweight to credit spread risk and corresponding underweight to U.S. Treasuries were key drivers of performance relative to the Bloomberg US Aggregate Bond Index. Contributions to returns were driven in large part by the Fund’s holding of high-yield corporate bonds, which outperformed as yield differentials (or spreads) narrowed. Individual contributors included Applied Digital, a crypto-miner that has pivoted to high-performance computing and artificial intelligence hosting. Security selections within asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS) also aided results. So too did the off-benchmark allocation to common stock, which included a position in SpaceX's initial public offering (IPO).

TOP DETRACTORS FROM PERFORMANCE

An underweight allocation to investment-grade corporate bonds detracted as spreads narrowed. The modest underweight to agency mortgage-backed securities (MBS) also weighed on results as the yield curve steepened in the second half of 2025. Yield curve positioning was an additional detractor as the spread between 10- and 2-year Treasuries narrowed in the first half of 2026. Given heightened rate sensitivity, we reduced duration marginally in May and June, but this was insufficient to offset the negative impact from the overweight to the short end of the yield curve as it flattened. At a sector level, other financials selections weighed on returns. This included Burford Capital after a judicial panel overturned an award against Argentinian oil group YPF. More than 40% of Burford’s $5.6 billion portfolio was tied to the YPF case. The Fund’s overall use of derivatives, which may be leveraged for hedging purposes, including to manage portfolio risk or currency risk, to enhance returns, or manage duration, also detracted

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson Multi-Sector Income Fund - Class S Shares at NAV - $15,015	Bloomberg U.S. Aggregate Bond Index - $11,656
6/16	10,000	10,000
6/17	10,682.47	9,968.54
6/18	11,016.21	9,928.93
6/19	11,807.85	10,710.27
6/20	11,866.41	11,646.31
6/21	13,222.88	11,607.49
6/22	11,849.12	10,412.83
6/23	12,119.23	10,315.19
6/24	13,063	10,586.58
6/25	14,207.19	11,229.82
6/26	15,015.24	11,655.53
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson Multi-Sector Income Fund (Class S Shares/JMUSX)	5.69%	2.57%	4.15%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

Key Fund Statistics

Table Summary
Net assets (Millions)	$7,312
Number of portfolio holdingsFootnote Reference#	1,021
Total investment advisory fee paid (Millions)	$32.4
Portfolio turnover rate	92%
Weighted average maturity	6.01 Years
Effective duration	3.89 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Janus Investment Fund

2

What did the Fund invest in?

Asset Allocation (% of net assets)

Table Summary
Corporate Bonds	31.8
Mortgage-Backed Securities	22.1
Asset-Backed Securities	13.8
Collateralized Loan Obligations	13.1
Commercial Mortgage-Backed Securities	12.8
Bank Loans	11.5
Investment Companies	9.5
Residential Mortgage-Backed Securities	8.4
Investments Purchased with Cash Collateral from Securities Lending	1.1
Common Stocks	0.6
Private Preferred Equity	0.3
Convertible Preferred Stocks	0.1
Convertible Bond	0.2
Private Placement	0.1
Preferred Stock	0.0
Other	(25.4)

Ratings† Summary – (% of net assets)

Table Summary
Aaa	9.65
Aa	23.59
A	5.01
Baa	16.96
Ba	21.30
B	19.00
Caa	1.35
Ca	0.07
Not Rated	20.65
Other	(17.58)

Top 5 Areas of Investment (% of net assets)

Table Summary
Mortgage-Backed Security	22.1
Asset-Backed Security	13.8
Collateralized Loan Obligation	13.1
Commercial Mortgage-Backed Security	12.8
Financials	8.4

† The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Investment Fund

3

125-65-70729S 08-26

Janus Henderson Multi-Sector Income Fund

Annual Shareholder Report

June 30, 2026

 Class T Shares : JMUTX

This annual shareholder report contains important information about the Janus Henderson Multi-Sector Income Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Multi-Sector Income Fund (Class T Shares/JMUTX)	$80	0.78%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026 , the Janus Henderson Multi-Sector Income Fund   Class T Shares returned 5.98%. Its broad-based benchmark, the  Bloomberg U.S. Aggregate Bond Index, returned 3.79%.

TOP CONTRIBUTORS TO PERFORMANCE

The Fund’s diversified overweight to credit spread risk and corresponding underweight to U.S. Treasuries were key drivers of performance relative to the Bloomberg US Aggregate Bond Index. Contributions to returns were driven in large part by the Fund’s holding of high-yield corporate bonds, which outperformed as yield differentials (or spreads) narrowed. Individual contributors included Applied Digital, a crypto-miner that has pivoted to high-performance computing and artificial intelligence hosting. Security selections within asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS) also aided results. So too did the off-benchmark allocation to common stock, which included a position in SpaceX's initial public offering (IPO).

TOP DETRACTORS FROM PERFORMANCE

An underweight allocation to investment-grade corporate bonds detracted as spreads narrowed. The modest underweight to agency mortgage-backed securities (MBS) also weighed on results as the yield curve steepened in the second half of 2025. Yield curve positioning was an additional detractor as the spread between 10- and 2-year Treasuries narrowed in the first half of 2026. Given heightened rate sensitivity, we reduced duration marginally in May and June, but this was insufficient to offset the negative impact from the overweight to the short end of the yield curve as it flattened. At a sector level, other financials selections weighed on returns. This included Burford Capital after a judicial panel overturned an award against Argentinian oil group YPF. More than 40% of Burford’s $5.6 billion portfolio was tied to the YPF case. The Fund’s overall use of derivatives, which may be leveraged for hedging purposes, including to manage portfolio risk or currency risk, to enhance returns, or manage duration, also detracted

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson Multi-Sector Income Fund - Class T Shares at NAV - $15,309	Bloomberg U.S. Aggregate Bond Index - $11,656
6/16	10,000	10,000
6/17	10,697.16	9,968.54
6/18	11,045.98	9,928.93
6/19	11,825.64	10,710.27
6/20	11,904.56	11,646.31
6/21	13,284.24	11,607.49
6/22	11,940.26	10,412.83
6/23	12,247.32	10,315.19
6/24	13,240.12	10,586.58
6/25	14,445.33	11,229.82
6/26	15,309.43	11,655.53
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson Multi-Sector Income Fund (Class T Shares/JMUTX)	5.98%	2.88%	4.35%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

Key Fund Statistics

Table Summary
Net assets (Millions)	$7,312
Number of portfolio holdingsFootnote Reference#	1,021
Total investment advisory fee paid (Millions)	$32.4
Portfolio turnover rate	92%
Weighted average maturity	6.01 Years
Effective duration	3.89 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Janus Investment Fund

2

What did the Fund invest in?

Asset Allocation (% of net assets)

Table Summary
Corporate Bonds	31.8
Mortgage-Backed Securities	22.1
Asset-Backed Securities	13.8
Collateralized Loan Obligations	13.1
Commercial Mortgage-Backed Securities	12.8
Bank Loans	11.5
Investment Companies	9.5
Residential Mortgage-Backed Securities	8.4
Investments Purchased with Cash Collateral from Securities Lending	1.1
Common Stocks	0.6
Private Preferred Equity	0.3
Convertible Preferred Stocks	0.1
Convertible Bond	0.2
Private Placement	0.1
Preferred Stock	0.0
Other	(25.4)

Ratings† Summary – (% of net assets)

Table Summary
Aaa	9.65
Aa	23.59
A	5.01
Baa	16.96
Ba	21.30
B	19.00
Caa	1.35
Ca	0.07
Not Rated	20.65
Other	(17.58)

Top 5 Areas of Investment (% of net assets)

Table Summary
Mortgage-Backed Security	22.1
Asset-Backed Security	13.8
Collateralized Loan Obligation	13.1
Commercial Mortgage-Backed Security	12.8
Financials	8.4

† The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Investment Fund

3

125-65-70730T 08-26

Janus Henderson Short Duration Flexible Bond Fund

Annual Shareholder Report

June 30, 2026

 Class A Shares : JSHAX

This annual shareholder report contains important information about the Janus Henderson Short Duration Flexible Bond Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Short Duration Flexible Bond Fund (Class A Shares/JSHAX)	$65	0.64%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Short Duration Flexible Bond Fund  Class A Shares returned 3.71%. Its broad-based benchmark, the  Bloomberg U.S. Aggregate Bond Index, returned 3.79%. Its performance benchmark, the Bloomberg 1-3 Year U.S. Government/Credit Index,  returned 3.14%.

TOP CONTRIBUTORS TO PERFORMANCE

The overweight allocation to credit spread risk, diversified across corporate bonds and securitized sectors, was the key contributor to returns relative to the Bloomberg 1-3 Year US Government/Credit Index. The corresponding underweight allocation to U.S. Treasuries helped reinforce this contribution. By asset class, off-benchmark allocations to commercial mortgage-backed securities (CMBS) and private collateralized mortgage obligations (CMOs) aided results. Investment-grade corporate bond selections also contributed meaningfully to returns. Credit markets are being supported by resilient growth, easing geopolitical tensions, strong corporate profits, and a broadly stable consumer backdrop. However, with valuations nearer historically tight levels, we eased back on corporate credit risk later in the period, both in investment grade and high yield.

TOP DETRACTORS FROM PERFORMANCE

Rate-risk positioning detracted from performance, particularly in the second half of the period when the Fund was overweight duration and U.S. interest rate expectations for the remainder of 2026 flipped from potential cuts to potential hikes. Against this backdrop of heightened rate sensitivity, we trimmed the duration overweight near period-end. The use of derivatives weighed on results, in particular, the use of futures, which are used to manage interest rate risk, yield curve positioning, and country exposure.

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson Short Duration Flexible Bond Fund - Class A Shares at NAV - $12,384	Janus Henderson Short Duration Flexible Bond Fund - Class A Shares at MOP - $12,066	Bloomberg U.S. Aggregate Bond Index - $11,656	Bloomberg 1-3 Year U.S. Government/Credit Index - $12,190
6/16	10,000	9,743.59	10,000	10,000
6/17	10,058.64	9,800.72	9,968.54	10,034.87
6/18	10,099.73	9,840.76	9,928.93	10,055.59
6/19	10,467.06	10,198.67	10,710.27	10,484.63
6/20	10,841.14	10,563.16	11,646.31	10,925.35
6/21	11,090.96	10,806.57	11,607.49	10,973.66
6/22	10,393.94	10,127.42	10,412.83	10,582.53
6/23	10,538.34	10,268.13	10,315.19	10,638.12
6/24	11,187.48	10,900.64	10,586.58	11,155.79
6/25	11,940.89	11,634.72	11,229.82	11,818.31
6/26	12,383.5	12,065.98	11,655.53	12,189.92
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson Short Duration Flexible Bond Fund (Class A Shares/JSHAX) at NAV	3.71%	2.23%	2.16%
Janus Henderson Short Duration Flexible Bond Fund (Class A Shares/JSHAX) at Maximum Offering Price - 2.50%	1.26%	1.71%	1.90%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Bloomberg 1-3 Year U.S. Government/Credit Index	3.14%	2.12%	2.00%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

Key Fund Statistics

Table Summary
Net assets (Millions)	$719
Number of portfolio holdingsFootnote Reference#	468
Total investment advisory fee paid (Millions)	$1.6
Portfolio turnover rate	123%
Weighted average maturity	2.83 Years
Effective duration	1.90 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Janus Investment Fund

2

What did the Fund invest in?

Asset Allocation (% of net assets)

Table Summary
Corporate Bonds	27.6
U.S. Treasury Debt	20.1
Asset-Backed Securities	16.6
Commercial Mortgage-Backed Securities	11.5
Residential Mortgage-Backed Securities	7.8
Collateralized Loan Obligations	5.2
Bank Loans	4.5
Investment Companies	3.5
Mortgage-Backed Securities	3.5
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(0.3)

Ratings† Summary – (% of net assets)

Table Summary
Aaa	23.55
Aa	27.40
A	10.58
Baa	14.52
Ba	12.16
B	1.01
Not Rated	8.32
Other	2.46

Top 5 Areas of Investment (% of net assets)

Table Summary
U.S. Treasury Debt	20.1
Asset-Backed Security	16.6
Financials	12.8
Commercial Mortgage-Backed Security	11.5
Residential Mortgage-Backed Security	7.8

† The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

Effective January 2, 2026, the Fund's contractual limit on total annual operating expense changed from 0.39% to 0.32%. The cap excludes fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of- pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses. At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Investment Fund

3

125-65-70738A 08-26

Janus Henderson Short Duration Flexible Bond Fund

Annual Shareholder Report

June 30, 2026

 Class C Shares : JSHCX

This annual shareholder report contains important information about the Janus Henderson Short Duration Flexible Bond Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Short Duration Flexible Bond Fund (Class C Shares/JSHCX)	$138	1.36%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Short Duration Flexible Bond Fund  Class C Shares returned 2.97%. Its broad-based benchmark, the  Bloomberg U.S. Aggregate Bond Index, returned 3.79%. Its performance benchmark, the Bloomberg 1-3 Year U.S. Government/Credit Index,  returned 3.14%.

TOP CONTRIBUTORS TO PERFORMANCE

The overweight allocation to credit spread risk, diversified across corporate bonds and securitized sectors, was the key contributor to returns relative to the Bloomberg 1-3 Year US Government/Credit Index. The corresponding underweight allocation to U.S. Treasuries helped reinforce this contribution. By asset class, off-benchmark allocations to commercial mortgage-backed securities (CMBS) and private collateralized mortgage obligations (CMOs) aided results. Investment-grade corporate bond selections also contributed meaningfully to returns. Credit markets are being supported by resilient growth, easing geopolitical tensions, strong corporate profits, and a broadly stable consumer backdrop. However, with valuations nearer historically tight levels, we eased back on corporate credit risk later in the period, both in investment grade and high yield.

TOP DETRACTORS FROM PERFORMANCE

Rate-risk positioning detracted from performance, particularly in the second half of the period when the Fund was overweight duration and U.S. interest rate expectations for the remainder of 2026 flipped from potential cuts to potential hikes. Against this backdrop of heightened rate sensitivity, we trimmed the duration overweight near period-end. The use of derivatives weighed on results, in particular, the use of futures, which are used to manage interest rate risk, yield curve positioning, and country exposure.

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson Short Duration Flexible Bond Fund - Class C Shares at NAV - $11,502	Bloomberg U.S. Aggregate Bond Index - $11,656	Bloomberg 1-3 Year U.S. Government/Credit Index - $12,190
6/16	10,000	10,000	10,000
6/17	9,982.91	9,968.54	10,034.87
6/18	9,913.54	9,928.93	10,055.59
6/19	10,200.68	10,710.27	10,484.63
6/20	10,489.91	11,646.31	10,925.35
6/21	10,669.52	11,607.49	10,973.66
6/22	9,925.87	10,412.83	10,582.53
6/23	9,999.9	10,315.19	10,638.12
6/24	10,578.47	10,586.58	11,155.79
6/25	11,170.94	11,229.82	11,818.31
6/26	11,502.23	11,655.53	12,189.92
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson Short Duration Flexible Bond Fund (Class C Shares/JSHCX) at NAV	2.97%	1.51%	1.41%
Janus Henderson Short Duration Flexible Bond Fund (Class C Shares/JSHCX) with Contingent Deffered Sales Charge	1.97%Footnote Reference*	1.51%	1.41%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Bloomberg 1-3 Year U.S. Government/Credit Index	3.14%	2.12%	2.00%
Footnote	Description
Footnote*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

Key Fund Statistics

Table Summary
Net assets (Millions)	$719
Number of portfolio holdingsFootnote Reference#	468
Total investment advisory fee paid (Millions)	$1.6
Portfolio turnover rate	123%
Weighted average maturity	2.83 Years
Effective duration	1.90 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Janus Investment Fund

2

What did the Fund invest in?

Asset Allocation (% of net assets)

Table Summary
Corporate Bonds	27.6
U.S. Treasury Debt	20.1
Asset-Backed Securities	16.6
Commercial Mortgage-Backed Securities	11.5
Residential Mortgage-Backed Securities	7.8
Collateralized Loan Obligations	5.2
Bank Loans	4.5
Investment Companies	3.5
Mortgage-Backed Securities	3.5
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(0.3)

Ratings† Summary – (% of net assets)

Table Summary
Aaa	23.55
Aa	27.40
A	10.58
Baa	14.52
Ba	12.16
B	1.01
Not Rated	8.32
Other	2.46

Top 5 Areas of Investment (% of net assets)

Table Summary
U.S. Treasury Debt	20.1
Asset-Backed Security	16.6
Financials	12.8
Commercial Mortgage-Backed Security	11.5
Residential Mortgage-Backed Security	7.8

† The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

Effective January 2, 2026, the Fund's contractual limit on total annual operating expense changed from 0.39% to 0.32%. The cap excludes fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of- pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses. At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Investment Fund

3

125-65-70739C 08-26

Janus Henderson Short Duration Flexible Bond Fund

Annual Shareholder Report

June 30, 2026

 Class D Shares : JNSTX

This annual shareholder report contains important information about the Janus Henderson Short Duration Flexible Bond Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Short Duration Flexible Bond Fund (Class D Shares/JNSTX)	$49	0.48%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Short Duration Flexible Bond Fund  Class D Shares returned 3.88%. Its broad-based benchmark, the  Bloomberg U.S. Aggregate Bond Index, returned 3.79%. Its performance benchmark, the Bloomberg 1-3 Year U.S. Government/Credit Index,  returned 3.14%.

TOP CONTRIBUTORS TO PERFORMANCE

The overweight allocation to credit spread risk, diversified across corporate bonds and securitized sectors, was the key contributor to returns relative to the Bloomberg 1-3 Year US Government/Credit Index. The corresponding underweight allocation to U.S. Treasuries helped reinforce this contribution. By asset class, off-benchmark allocations to commercial mortgage-backed securities (CMBS) and private collateralized mortgage obligations (CMOs) aided results. Investment-grade corporate bond selections also contributed meaningfully to returns. Credit markets are being supported by resilient growth, easing geopolitical tensions, strong corporate profits, and a broadly stable consumer backdrop. However, with valuations nearer historically tight levels, we eased back on corporate credit risk later in the period, both in investment grade and high yield.

TOP DETRACTORS FROM PERFORMANCE

Rate-risk positioning detracted from performance, particularly in the second half of the period when the Fund was overweight duration and U.S. interest rate expectations for the remainder of 2026 flipped from potential cuts to potential hikes. Against this backdrop of heightened rate sensitivity, we trimmed the duration overweight near period-end. The use of derivatives weighed on results, in particular, the use of futures, which are used to manage interest rate risk, yield curve positioning, and country exposure.

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson Short Duration Flexible Bond Fund - Class D Shares at NAV - $12,552	Bloomberg U.S. Aggregate Bond Index - $11,656	Bloomberg 1-3 Year U.S. Government/Credit Index - $12,190
6/16	10,000	10,000	10,000
6/17	10,074.78	9,968.54	10,034.87
6/18	10,098.86	9,928.93	10,055.59
6/19	10,483.27	10,710.27	10,484.63
6/20	10,875.65	11,646.31	10,925.35
6/21	11,144.82	11,607.49	10,973.66
6/22	10,462.3	10,412.83	10,582.53
6/23	10,625.57	10,315.19	10,638.12
6/24	11,299.86	10,586.58	11,155.79
6/25	12,082.98	11,229.82	11,818.31
6/26	12,551.95	11,655.53	12,189.92
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson Short Duration Flexible Bond Fund (Class D Shares/JNSTX)	3.88%	2.41%	2.30%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Bloomberg 1-3 Year U.S. Government/Credit Index	3.14%	2.12%	2.00%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/reports for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

Key Fund Statistics

Table Summary
Net assets (Millions)	$719
Number of portfolio holdingsFootnote Reference#	468
Total investment advisory fee paid (Millions)	$1.6
Portfolio turnover rate	123%
Weighted average maturity	2.83 Years
Effective duration	1.90 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Janus Investment Fund

2

What did the Fund invest in?

Asset Allocation (% of net assets)

Table Summary
Corporate Bonds	27.6
U.S. Treasury Debt	20.1
Asset-Backed Securities	16.6
Commercial Mortgage-Backed Securities	11.5
Residential Mortgage-Backed Securities	7.8
Collateralized Loan Obligations	5.2
Bank Loans	4.5
Investment Companies	3.5
Mortgage-Backed Securities	3.5
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(0.3)

Ratings† Summary – (% of net assets)

Table Summary
Aaa	23.55
Aa	27.40
A	10.58
Baa	14.52
Ba	12.16
B	1.01
Not Rated	8.32
Other	2.46

Top 5 Areas of Investment (% of net assets)

Table Summary
U.S. Treasury Debt	20.1
Asset-Backed Security	16.6
Financials	12.8
Commercial Mortgage-Backed Security	11.5
Residential Mortgage-Backed Security	7.8

† The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

Effective January 2, 2026, the Fund's contractual limit on total annual operating expense changed from 0.39% to 0.32%. The cap excludes shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses. At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement  between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

Where can I find more information?

At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-800-525-3713.

Janus Investment Fund

3

225-65-70740D 08-26

Janus Henderson Short Duration Flexible Bond Fund

Annual Shareholder Report

June 30, 2026

 Class I Shares : JSHIX

This annual shareholder report contains important information about the Janus Henderson Short Duration Flexible Bond Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Short Duration Flexible Bond Fund (Class I Shares/JSHIX)	$43	0.42%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Short Duration Flexible Bond Fund  Class I Shares returned 3.94%. Its broad-based benchmark, the  Bloomberg U.S. Aggregate Bond Index, returned 3.79%. Its performance benchmark, the Bloomberg 1-3 Year U.S. Government/Credit Index,  returned 3.14%.

TOP CONTRIBUTORS TO PERFORMANCE

The overweight allocation to credit spread risk, diversified across corporate bonds and securitized sectors, was the key contributor to returns relative to the Bloomberg 1-3 Year US Government/Credit Index. The corresponding underweight allocation to U.S. Treasuries helped reinforce this contribution. By asset class, off-benchmark allocations to commercial mortgage-backed securities (CMBS) and private collateralized mortgage obligations (CMOs) aided results. Investment-grade corporate bond selections also contributed meaningfully to returns. Credit markets are being supported by resilient growth, easing geopolitical tensions, strong corporate profits, and a broadly stable consumer backdrop. However, with valuations nearer historically tight levels, we eased back on corporate credit risk later in the period, both in investment grade and high yield.

TOP DETRACTORS FROM PERFORMANCE

Rate-risk positioning detracted from performance, particularly in the second half of the period when the Fund was overweight duration and U.S. interest rate expectations for the remainder of 2026 flipped from potential cuts to potential hikes. Against this backdrop of heightened rate sensitivity, we trimmed the duration overweight near period-end. The use of derivatives weighed on results, in particular, the use of futures, which are used to manage interest rate risk, yield curve positioning, and country exposure.

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson Short Duration Flexible Bond Fund - Class I Shares at NAV - $12,614	Bloomberg U.S. Aggregate Bond Index - $11,656	Bloomberg 1-3 Year U.S. Government/Credit Index - $12,190
6/16	10,000	10,000	10,000
6/17	10,082.25	9,968.54	10,034.87
6/18	10,111.67	9,928.93	10,055.59
6/19	10,535.67	10,710.27	10,484.63
6/20	10,896.22	11,646.31	10,925.35
6/21	11,203.93	11,607.49	10,973.66
6/22	10,522.79	10,412.83	10,582.53
6/23	10,694.01	10,315.19	10,638.12
6/24	11,380.83	10,586.58	11,155.79
6/25	12,135.19	11,229.82	11,818.31
6/26	12,613.9	11,655.53	12,189.92
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson Short Duration Flexible Bond Fund (Class I Shares/JSHIX)	3.94%	2.40%	2.35%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Bloomberg 1-3 Year U.S. Government/Credit Index	3.14%	2.12%	2.00%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

Key Fund Statistics

Table Summary
Net assets (Millions)	$719
Number of portfolio holdingsFootnote Reference#	468
Total investment advisory fee paid (Millions)	$1.6
Portfolio turnover rate	123%
Weighted average maturity	2.83 Years
Effective duration	1.90 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Janus Investment Fund

2

What did the Fund invest in?

Asset Allocation (% of net assets)

Table Summary
Corporate Bonds	27.6
U.S. Treasury Debt	20.1
Asset-Backed Securities	16.6
Commercial Mortgage-Backed Securities	11.5
Residential Mortgage-Backed Securities	7.8
Collateralized Loan Obligations	5.2
Bank Loans	4.5
Investment Companies	3.5
Mortgage-Backed Securities	3.5
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(0.3)

Ratings† Summary – (% of net assets)

Table Summary
Aaa	23.55
Aa	27.40
A	10.58
Baa	14.52
Ba	12.16
B	1.01
Not Rated	8.32
Other	2.46

Top 5 Areas of Investment (% of net assets)

Table Summary
U.S. Treasury Debt	20.1
Asset-Backed Security	16.6
Financials	12.8
Commercial Mortgage-Backed Security	11.5
Residential Mortgage-Backed Security	7.8

† The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

Effective January 2, 2026, the Fund's contractual limit on total annual operating expense changed from 0.39% to 0.32%. The cap excludes fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of- pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses. At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Investment Fund

3

125-65-70741I 08-26

Janus Henderson Short Duration Flexible Bond Fund

Annual Shareholder Report

June 30, 2026

 Class N Shares : JSHNX

This annual shareholder report contains important information about the Janus Henderson Short Duration Flexible Bond Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Short Duration Flexible Bond Fund (Class N Shares/JSHNX)	$37	0.36%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Short Duration Flexible Bond Fund  Class N Shares returned 4.00%. Its broad-based benchmark, the  Bloomberg U.S. Aggregate Bond Index, returned 3.79%. Its performance benchmark, the Bloomberg 1-3 Year U.S. Government/Credit Index,  returned 3.14%.

TOP CONTRIBUTORS TO PERFORMANCE

The overweight allocation to credit spread risk, diversified across corporate bonds and securitized sectors, was the key contributor to returns relative to the Bloomberg 1-3 Year US Government/Credit Index. The corresponding underweight allocation to U.S. Treasuries helped reinforce this contribution. By asset class, off-benchmark allocations to commercial mortgage-backed securities (CMBS) and private collateralized mortgage obligations (CMOs) aided results. Investment-grade corporate bond selections also contributed meaningfully to returns. Credit markets are being supported by resilient growth, easing geopolitical tensions, strong corporate profits, and a broadly stable consumer backdrop. However, with valuations nearer historically tight levels, we eased back on corporate credit risk later in the period, both in investment grade and high yield.

TOP DETRACTORS FROM PERFORMANCE

Rate-risk positioning detracted from performance, particularly in the second half of the period when the Fund was overweight duration and U.S. interest rate expectations for the remainder of 2026 flipped from potential cuts to potential hikes. Against this backdrop of heightened rate sensitivity, we trimmed the duration overweight near period-end. The use of derivatives weighed on results, in particular, the use of futures, which are used to manage interest rate risk, yield curve positioning, and country exposure.

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson Short Duration Flexible Bond Fund - Class N Shares at NAV - $12,671	Bloomberg U.S. Aggregate Bond Index - $11,656	Bloomberg 1-3 Year U.S. Government/Credit Index - $12,190
6/16	10,000	10,000	10,000
6/17	10,089.15	9,968.54	10,034.87
6/18	10,126.82	9,928.93	10,055.59
6/19	10,527.24	10,710.27	10,484.63
6/20	10,936.48	11,646.31	10,925.35
6/21	11,221.54	11,607.49	10,973.66
6/22	10,544.83	10,412.83	10,582.53
6/23	10,684.81	10,315.19	10,638.12
6/24	11,378.36	10,586.58	11,155.79
6/25	12,183.26	11,229.82	11,818.31
6/26	12,670.97	11,655.53	12,189.92
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson Short Duration Flexible Bond Fund (Class N Shares/JSHNX)	4.00%	2.46%	2.40%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Bloomberg 1-3 Year U.S. Government/Credit Index	3.14%	2.12%	2.00%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

Key Fund Statistics

Table Summary
Net assets (Millions)	$719
Number of portfolio holdingsFootnote Reference#	468
Total investment advisory fee paid (Millions)	$1.6
Portfolio turnover rate	123%
Weighted average maturity	2.83 Years
Effective duration	1.90 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Janus Investment Fund

2

What did the Fund invest in?

Asset Allocation (% of net assets)

Table Summary
Corporate Bonds	27.6
U.S. Treasury Debt	20.1
Asset-Backed Securities	16.6
Commercial Mortgage-Backed Securities	11.5
Residential Mortgage-Backed Securities	7.8
Collateralized Loan Obligations	5.2
Bank Loans	4.5
Investment Companies	3.5
Mortgage-Backed Securities	3.5
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(0.3)

Ratings† Summary – (% of net assets)

Table Summary
Aaa	23.55
Aa	27.40
A	10.58
Baa	14.52
Ba	12.16
B	1.01
Not Rated	8.32
Other	2.46

Top 5 Areas of Investment (% of net assets)

Table Summary
U.S. Treasury Debt	20.1
Asset-Backed Security	16.6
Financials	12.8
Commercial Mortgage-Backed Security	11.5
Residential Mortgage-Backed Security	7.8

† The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

Effective January 2, 2026, the Fund's contractual limit on total annual operating expense changed from 0.39% to 0.32%. The cap excludes fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of- pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses. At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Investment Fund

3

125-65-70742N 08-26

Janus Henderson Short Duration Flexible Bond Fund

Annual Shareholder Report

June 30, 2026

 Class S Shares : JSHSX

This annual shareholder report contains important information about the Janus Henderson Short Duration Flexible Bond Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Short Duration Flexible Bond Fund (Class S Shares/JSHSX)	$86	0.85%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Short Duration Flexible Bond Fund  Class S Shares returned 3.49%. Its broad-based benchmark, the  Bloomberg U.S. Aggregate Bond Index, returned 3.79%. Its performance benchmark, the Bloomberg 1-3 Year U.S. Government/Credit Index,  returned 3.14%.

TOP CONTRIBUTORS TO PERFORMANCE

The overweight allocation to credit spread risk, diversified across corporate bonds and securitized sectors, was the key contributor to returns relative to the Bloomberg 1-3 Year US Government/Credit Index. The corresponding underweight allocation to U.S. Treasuries helped reinforce this contribution. By asset class, off-benchmark allocations to commercial mortgage-backed securities (CMBS) and private collateralized mortgage obligations (CMOs) aided results. Investment-grade corporate bond selections also contributed meaningfully to returns. Credit markets are being supported by resilient growth, easing geopolitical tensions, strong corporate profits, and a broadly stable consumer backdrop. However, with valuations nearer historically tight levels, we eased back on corporate credit risk later in the period, both in investment grade and high yield.

TOP DETRACTORS FROM PERFORMANCE

Rate-risk positioning detracted from performance, particularly in the second half of the period when the Fund was overweight duration and U.S. interest rate expectations for the remainder of 2026 flipped from potential cuts to potential hikes. Against this backdrop of heightened rate sensitivity, we trimmed the duration overweight near period-end. The use of derivatives weighed on results, in particular, the use of futures, which are used to manage interest rate risk, yield curve positioning, and country exposure.

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson Short Duration Flexible Bond Fund - Class S Shares at NAV - $12,119	Bloomberg U.S. Aggregate Bond Index - $11,656	Bloomberg 1-3 Year U.S. Government/Credit Index - $12,190
6/16	10,000	10,000	10,000
6/17	10,042.17	9,968.54	10,034.87
6/18	10,032.66	9,928.93	10,055.59
6/19	10,379.64	10,710.27	10,484.63
6/20	10,731.27	11,646.31	10,925.35
6/21	10,958.59	11,607.49	10,973.66
6/22	10,283.46	10,412.83	10,582.53
6/23	10,370.02	10,315.19	10,638.12
6/24	11,028.61	10,586.58	11,155.79
6/25	11,709.88	11,229.82	11,818.31
6/26	12,119.01	11,655.53	12,189.92
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson Short Duration Flexible Bond Fund (Class S Shares/JSHSX)	3.49%	2.03%	1.94%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Bloomberg 1-3 Year U.S. Government/Credit Index	3.14%	2.12%	2.00%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

Key Fund Statistics

Table Summary
Net assets (Millions)	$719
Number of portfolio holdingsFootnote Reference#	468
Total investment advisory fee paid (Millions)	$1.6
Portfolio turnover rate	123%
Weighted average maturity	2.83 Years
Effective duration	1.90 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Janus Investment Fund

2

What did the Fund invest in?

Asset Allocation (% of net assets)

Table Summary
Corporate Bonds	27.6
U.S. Treasury Debt	20.1
Asset-Backed Securities	16.6
Commercial Mortgage-Backed Securities	11.5
Residential Mortgage-Backed Securities	7.8
Collateralized Loan Obligations	5.2
Bank Loans	4.5
Investment Companies	3.5
Mortgage-Backed Securities	3.5
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(0.3)

Ratings† Summary – (% of net assets)

Table Summary
Aaa	23.55
Aa	27.40
A	10.58
Baa	14.52
Ba	12.16
B	1.01
Not Rated	8.32
Other	2.46

Top 5 Areas of Investment (% of net assets)

Table Summary
U.S. Treasury Debt	20.1
Asset-Backed Security	16.6
Financials	12.8
Commercial Mortgage-Backed Security	11.5
Residential Mortgage-Backed Security	7.8

† The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

Effective January 2, 2026, the Fund's contractual limit on total annual operating expense changed from 0.39% to 0.32%. The cap excludes fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of- pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses. At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Investment Fund

3

125-65-70743S 08-26

Janus Henderson Short Duration Flexible Bond Fund

Annual Shareholder Report

June 30, 2026

 Class T Shares : JASBX

This annual shareholder report contains important information about the Janus Henderson Short Duration Flexible Bond Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Short Duration Flexible Bond Fund (Class T Shares/JASBX)	$61	0.60%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Short Duration Flexible Bond Fund  Class T Shares returned 3.76%. Its broad-based benchmark, the  Bloomberg U.S. Aggregate Bond Index, returned 3.79%. Its performance benchmark, the Bloomberg 1-3 Year U.S. Government/Credit Index,  returned 3.14%.

TOP CONTRIBUTORS TO PERFORMANCE

The overweight allocation to credit spread risk, diversified across corporate bonds and securitized sectors, was the key contributor to returns relative to the Bloomberg 1-3 Year US Government/Credit Index. The corresponding underweight allocation to U.S. Treasuries helped reinforce this contribution. By asset class, off-benchmark allocations to commercial mortgage-backed securities (CMBS) and private collateralized mortgage obligations (CMOs) aided results. Investment-grade corporate bond selections also contributed meaningfully to returns. Credit markets are being supported by resilient growth, easing geopolitical tensions, strong corporate profits, and a broadly stable consumer backdrop. However, with valuations nearer historically tight levels, we eased back on corporate credit risk later in the period, both in investment grade and high yield.

TOP DETRACTORS FROM PERFORMANCE

Rate-risk positioning detracted from performance, particularly in the second half of the period when the Fund was overweight duration and U.S. interest rate expectations for the remainder of 2026 flipped from potential cuts to potential hikes. Against this backdrop of heightened rate sensitivity, we trimmed the duration overweight near period-end. The use of derivatives weighed on results, in particular, the use of futures, which are used to manage interest rate risk, yield curve positioning, and country exposure.

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson Short Duration Flexible Bond Fund - Class T Shares at NAV - $12,415	Bloomberg U.S. Aggregate Bond Index - $11,656	Bloomberg 1-3 Year U.S. Government/Credit Index - $12,190
6/16	10,000	10,000	10,000
6/17	10,064.81	9,968.54	10,034.87
6/18	10,078.37	9,928.93	10,055.59
6/19	10,450.91	10,710.27	10,484.63
6/20	10,830.15	11,646.31	10,925.35
6/21	11,085.33	11,607.49	10,973.66
6/22	10,394.32	10,412.83	10,582.53
6/23	10,545.33	10,315.19	10,638.12
6/24	11,202.71	10,586.58	11,155.79
6/25	11,965.56	11,229.82	11,818.31
6/26	12,415.08	11,655.53	12,189.92
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson Short Duration Flexible Bond Fund (Class T Shares/JASBX)	3.76%	2.29%	2.19%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Bloomberg 1-3 Year U.S. Government/Credit Index	3.14%	2.12%	2.00%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

Key Fund Statistics

Table Summary
Net assets (Millions)	$719
Number of portfolio holdingsFootnote Reference#	468
Total investment advisory fee paid (Millions)	$1.6
Portfolio turnover rate	123%
Weighted average maturity	2.83 Years
Effective duration	1.90 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Janus Investment Fund

2

What did the Fund invest in?

Asset Allocation (% of net assets)

Table Summary
Corporate Bonds	27.6
U.S. Treasury Debt	20.1
Asset-Backed Securities	16.6
Commercial Mortgage-Backed Securities	11.5
Residential Mortgage-Backed Securities	7.8
Collateralized Loan Obligations	5.2
Bank Loans	4.5
Investment Companies	3.5
Mortgage-Backed Securities	3.5
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(0.3)

Ratings† Summary – (% of net assets)

Table Summary
Aaa	23.55
Aa	27.40
A	10.58
Baa	14.52
Ba	12.16
B	1.01
Not Rated	8.32
Other	2.46

Top 5 Areas of Investment (% of net assets)

Table Summary
U.S. Treasury Debt	20.1
Asset-Backed Security	16.6
Financials	12.8
Commercial Mortgage-Backed Security	11.5
Residential Mortgage-Backed Security	7.8

† The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

Effective January 2, 2026, the Fund's contractual limit on total annual operating expense changed from 0.39% to 0.32%. The cap excludes fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of- pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses. At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Investment Fund

3

125-65-70744T 08-26

Janus Henderson Small Cap Value Fund

Annual Shareholder Report

June 30, 2026

 Class A Shares : JDSAX

This annual shareholder report contains important information about the Janus Henderson Small Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Small Cap Value Fund (Class A Shares/JDSAX)	$118	1.03%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Small Cap Value Fund  Class A Shares returned 28.88%. Its broad-based benchmark, the  Russell 3000® Index, returned 22.82%. Its performance benchmark, the Russell 2000® Value Index,  returned 43.01%.

TOP CONTRIBUTORS TO PERFORMANCE

Stock selection in the consumer staples sector contributed relative to the Russell 2000 Value Index. Among individual holdings, Tower Semiconductor was a notable contributor. The contract semiconductor-maker experienced growing demand tied to the buildout of artificial intelligence (AI). We trimmed the position following strong share price performance. Littelfuse, another contributor, provides power management solutions to data centers, and it has benefited from capital investments to support data centers and modernize the electrical grid. Relative performance also was lifted by a position in Helios Technologies, a supplier of motion and electronic controls technology. The company reported strong revenue and earnings growth, supported by robust demand trends in the construction end market. We reduced our holdings after this strong performance.

TOP DETRACTORS FROM PERFORMANCE

Performance relative to the Russell 2000 Value Index was hindered by stock selection in the information technology sector, where we lacked exposure to several outperforming AI-related stocks due to business or valuation concerns. Among individual holdings, relative detractors included nCino, which provides cloud-based software services to small banks and thrifts. The stock fell on fears of AI competition. We reduced the position. Boyd Group Services also detracted. The owner of collision repair shops experienced a revenue slowdown as consumers deferred vehicle repairs. Additionally, shares of Gulfport Energy declined, particularly in the second quarter of 2026 along with crude oil prices. However, we remain constructive on Gulfport’s operations, balance sheet, and capital allocation strategy

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson Small Cap Value Fund - Class A Shares at NAV - $21,747	Janus Henderson Small Cap Value Fund - Class A Shares at MOP - $20,495	Russell 3000® Index - $40,672	Russell 2000® Value Index - $28,123
6/16	10,000	9,424.18	10,000	10,000
6/17	12,215.54	11,512.14	11,851	12,486
6/18	13,246.35	12,483.61	13,602	14,121
6/19	13,320.21	12,553.22	14,824	13,241
6/20	10,925.27	10,296.18	15,792	10,927
6/21	15,621.82	14,722.3	22,767	18,934
6/22	13,522.66	12,744	19,610	15,851
6/23	15,198.53	14,323.37	23,327	16,803
6/24	17,109.25	16,124.08	28,721	18,634
6/25	16,874.39	15,902.76	33,114	19,666
6/26	21,747.27	20,495.05	40,672	28,123
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson Small Cap Value Fund (Class A Shares/JDSAX) at NAV	28.88%	6.84%	8.08%
Janus Henderson Small Cap Value Fund (Class A Shares/JDSAX) at Maximum Offering Price - 5.75%	21.45%	5.58%	7.44%
Russell 3000® Index	22.82%	12.31%	15.06%
Russell 2000® Value Index	43.01%	8.23%	10.89%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

Key Fund Statistics

Table Summary
Net assets (Millions)	$1,269
Number of portfolio holdings	86
Total investment advisory fee paid (Millions)	$6.5
Portfolio turnover rate	33%

Janus Investment Fund

2

What did the Fund invest in?

5 Largest Equity Holdings (% of net assets)

Table Summary
Wintrust Financial Corp.	2.5
Helios Technologies, Inc.	2.3
Commercial Metals Co.	2.2
Axis Capital Holdings Ltd.	2.1
Business First Bancshares, Inc.	2.0

Asset Allocation (% of net assets)

Table Summary
Common Stocks	98.2
Repurchase Agreements	1.1
Other	0.7

Top Country Allocations - (% of total investments)

Table Summary
United States of America	91.9
Israel	2.4
Bermuda	2.1
Puerto Rico	1.6
Canada	1.0

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction. The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 3000® Index.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Investment Fund

3

125-65-70745A 08-26

Janus Henderson Small Cap Value Fund

Annual Shareholder Report

June 30, 2026

 Class C Shares : JCSCX

This annual shareholder report contains important information about the Janus Henderson Small Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Small Cap Value Fund (Class C Shares/JCSCX)	$186	1.63%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Small Cap Value Fund  Class C Shares returned 28.13%. Its broad-based benchmark, the  Russell 3000® Index, returned 22.82%. Its performance benchmark, the Russell 2000® Value Index,  returned 43.01%.

TOP CONTRIBUTORS TO PERFORMANCE

Stock selection in the consumer staples sector contributed relative to the Russell 2000 Value Index. Among individual holdings, Tower Semiconductor was a notable contributor. The contract semiconductor-maker experienced growing demand tied to the buildout of artificial intelligence (AI). We trimmed the position following strong share price performance. Littelfuse, another contributor, provides power management solutions to data centers, and it has benefited from capital investments to support data centers and modernize the electrical grid. Relative performance also was lifted by a position in Helios Technologies, a supplier of motion and electronic controls technology. The company reported strong revenue and earnings growth, supported by robust demand trends in the construction end market. We reduced our holdings after this strong performance.

TOP DETRACTORS FROM PERFORMANCE

Performance relative to the Russell 2000 Value Index was hindered by stock selection in the information technology sector, where we lacked exposure to several outperforming AI-related stocks due to business or valuation concerns. Among individual holdings, relative detractors included nCino, which provides cloud-based software services to small banks and thrifts. The stock fell on fears of AI competition. We reduced the position. Boyd Group Services also detracted. The owner of collision repair shops experienced a revenue slowdown as consumers deferred vehicle repairs. Additionally, shares of Gulfport Energy declined, particularly in the second quarter of 2026 along with crude oil prices. However, we remain constructive on Gulfport’s operations, balance sheet, and capital allocation strategy

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson Small Cap Value Fund - Class C Shares at NAV - $20,452	Russell 3000® Index - $40,672	Russell 2000® Value Index - $28,123
6/16	10,000.01	10,000	10,000
6/17	12,138.08	11,851	12,486
6/18	13,089.41	13,602	14,121
6/19	13,080.05	14,824	13,241
6/20	10,668.17	15,792	10,927
6/21	15,155.91	22,767	18,934
6/22	13,031.64	19,610	15,851
6/23	14,538.06	23,327	16,803
6/24	16,277.04	28,721	18,634
6/25	15,961.65	33,114	19,666
6/26	20,452.41	40,672	28,123
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson Small Cap Value Fund (Class C Shares/JCSCX) at NAV	28.13%	6.18%	7.42%
Janus Henderson Small Cap Value Fund (Class C Shares/JCSCX) with Contingent Deffered Sales Charge	27.13%Footnote Reference*	6.18%	7.42%
Russell 3000® Index	22.82%	12.31%	15.06%
Russell 2000® Value Index	43.01%	8.23%	10.89%
Footnote	Description
Footnote*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

Key Fund Statistics

Table Summary
Net assets (Millions)	$1,269
Number of portfolio holdings	86
Total investment advisory fee paid (Millions)	$6.5
Portfolio turnover rate	33%

Janus Investment Fund

2

What did the Fund invest in?

5 Largest Equity Holdings (% of net assets)

Table Summary
Wintrust Financial Corp.	2.5
Helios Technologies, Inc.	2.3
Commercial Metals Co.	2.2
Axis Capital Holdings Ltd.	2.1
Business First Bancshares, Inc.	2.0

Asset Allocation (% of net assets)

Table Summary
Common Stocks	98.2
Repurchase Agreements	1.1
Other	0.7

Top Country Allocations - (% of total investments)

Table Summary
United States of America	91.9
Israel	2.4
Bermuda	2.1
Puerto Rico	1.6
Canada	1.0

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction. The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 3000® Index.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Investment Fund

3

125-65-70746C 08-26

Janus Henderson Small Cap Value Fund

Annual Shareholder Report

June 30, 2026

 Class D Shares : JNPSX

This annual shareholder report contains important information about the Janus Henderson Small Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Small Cap Value Fund (Class D Shares/JNPSX)	$84	0.73%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Small Cap Value Fund  Class D Shares returned 29.25%. Its broad-based benchmark, the  Russell 3000® Index, returned 22.82%. Its performance benchmark, the Russell 2000® Value Index,  returned 43.01%.

TOP CONTRIBUTORS TO PERFORMANCE

Stock selection in the consumer staples sector contributed relative to the Russell 2000 Value Index. Among individual holdings, Tower Semiconductor was a notable contributor. The contract semiconductor-maker experienced growing demand tied to the buildout of artificial intelligence (AI). We trimmed the position following strong share price performance. Littelfuse, another contributor, provides power management solutions to data centers, and it has benefited from capital investments to support data centers and modernize the electrical grid. Relative performance also was lifted by a position in Helios Technologies, a supplier of motion and electronic controls technology. The company reported strong revenue and earnings growth, supported by robust demand trends in the construction end market. We reduced our holdings after this strong performance.

TOP DETRACTORS FROM PERFORMANCE

Performance relative to the Russell 2000 Value Index was hindered by stock selection in the information technology sector, where we lacked exposure to several outperforming AI-related stocks due to business or valuation concerns. Among individual holdings, relative detractors included nCino, which provides cloud-based software services to small banks and thrifts. The stock fell on fears of AI competition. We reduced the position. Boyd Group Services also detracted. The owner of collision repair shops experienced a revenue slowdown as consumers deferred vehicle repairs. Additionally, shares of Gulfport Energy declined, particularly in the second quarter of 2026 along with crude oil prices. However, we remain constructive on Gulfport’s operations, balance sheet, and capital allocation strategy

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson Small Cap Value Fund - Class D Shares at NAV - $22,401	Russell 3000® Index - $40,672	Russell 2000® Value Index - $28,123
6/16	10,000.01	10,000	10,000
6/17	12,247.1	11,851	12,486
6/18	13,323.6	13,602	14,121
6/19	13,432.46	14,824	13,241
6/20	11,062.26	15,792	10,927
6/21	15,866.36	22,767	18,934
6/22	13,766.25	19,610	15,851
6/23	15,504.67	23,327	16,803
6/24	17,513.99	28,721	18,634
6/25	17,331.61	33,114	19,666
6/26	22,400.8	40,672	28,123
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson Small Cap Value Fund (Class D Shares/JNPSX)	29.25%	7.14%	8.40%
Russell 3000® Index	22.82%	12.31%	15.06%
Russell 2000® Value Index	43.01%	8.23%	10.89%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/reports for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

Key Fund Statistics

Table Summary
Net assets (Millions)	$1,269
Number of portfolio holdings	86
Total investment advisory fee paid (Millions)	$6.5
Portfolio turnover rate	33%

Janus Investment Fund

2

What did the Fund invest in?

5 Largest Equity Holdings (% of net assets)

Table Summary
Wintrust Financial Corp.	2.5
Helios Technologies, Inc.	2.3
Commercial Metals Co.	2.2
Axis Capital Holdings Ltd.	2.1
Business First Bancshares, Inc.	2.0

Asset Allocation (% of net assets)

Table Summary
Common Stocks	98.2
Repurchase Agreements	1.1
Other	0.7

Top Country Allocations - (% of total investments)

Table Summary
United States of America	91.9
Israel	2.4
Bermuda	2.1
Puerto Rico	1.6
Canada	1.0

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction. The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 3000® Index.

Where can I find more information?

At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-800-525-3713.

Janus Investment Fund

3

225-65-70747D 08-26

Janus Henderson Small Cap Value Fund

Annual Shareholder Report

June 30, 2026

 Class I Shares : JSCOX

This annual shareholder report contains important information about the Janus Henderson Small Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Small Cap Value Fund (Class I Shares/JSCOX)	$85	0.74%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Small Cap Value Fund  Class I Shares returned 29.21%. Its broad-based benchmark, the  Russell 3000® Index, returned 22.82%. Its performance benchmark, the Russell 2000® Value Index,  returned 43.01%.

TOP CONTRIBUTORS TO PERFORMANCE

Stock selection in the consumer staples sector contributed relative to the Russell 2000 Value Index. Among individual holdings, Tower Semiconductor was a notable contributor. The contract semiconductor-maker experienced growing demand tied to the buildout of artificial intelligence (AI). We trimmed the position following strong share price performance. Littelfuse, another contributor, provides power management solutions to data centers, and it has benefited from capital investments to support data centers and modernize the electrical grid. Relative performance also was lifted by a position in Helios Technologies, a supplier of motion and electronic controls technology. The company reported strong revenue and earnings growth, supported by robust demand trends in the construction end market. We reduced our holdings after this strong performance.

TOP DETRACTORS FROM PERFORMANCE

Performance relative to the Russell 2000 Value Index was hindered by stock selection in the information technology sector, where we lacked exposure to several outperforming AI-related stocks due to business or valuation concerns. Among individual holdings, relative detractors included nCino, which provides cloud-based software services to small banks and thrifts. The stock fell on fears of AI competition. We reduced the position. Boyd Group Services also detracted. The owner of collision repair shops experienced a revenue slowdown as consumers deferred vehicle repairs. Additionally, shares of Gulfport Energy declined, particularly in the second quarter of 2026 along with crude oil prices. However, we remain constructive on Gulfport’s operations, balance sheet, and capital allocation strategy

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson Small Cap Value Fund - Class I Shares at NAV - $22,435	Russell 2000® Value Index - $28,123	Russell 3000® Index - $40,672
6/16	10,000	10,000	10,000
6/17	12,250.43	12,486	11,851
6/18	13,334.44	14,121	13,602
6/19	13,453	13,241	14,824
6/20	11,076.42	10,927	15,792
6/21	15,888.62	18,934	22,767
6/22	13,789.77	15,851	19,610
6/23	15,533.93	16,803	23,327
6/24	17,547.42	18,634	28,721
6/25	17,363.68	19,666	33,114
6/26	22,434.91	28,123	40,672
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson Small Cap Value Fund (Class I Shares/JSCOX)	29.21%	7.14%	8.42%
Russell 2000® Value Index	43.01%	8.23%	10.89%
Russell 3000® Index	22.82%	12.31%	15.06%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

Key Fund Statistics

Table Summary
Net assets (Millions)	$1,269
Number of portfolio holdings	86
Total investment advisory fee paid (Millions)	$6.5
Portfolio turnover rate	33%

Janus Investment Fund

2

What did the Fund invest in?

5 Largest Equity Holdings (% of net assets)

Table Summary
Wintrust Financial Corp.	2.5
Helios Technologies, Inc.	2.3
Commercial Metals Co.	2.2
Axis Capital Holdings Ltd.	2.1
Business First Bancshares, Inc.	2.0

Asset Allocation (% of net assets)

Table Summary
Common Stocks	98.2
Repurchase Agreements	1.1
Other	0.7

Top Country Allocations - (% of total investments)

Table Summary
United States of America	91.9
Israel	2.4
Bermuda	2.1
Puerto Rico	1.6
Canada	1.0

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction. The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 3000® Index.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Investment Fund

3

125-65-70748I 08-26

Janus Henderson Small Cap Value Fund

Annual Shareholder Report

June 30, 2026

 Class L Shares : JSIVX

This annual shareholder report contains important information about the Janus Henderson Small Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Small Cap Value Fund (Class L Shares/JSIVX)	$70	0.61%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Small Cap Value Fund  Class L Shares returned 29.43%. Its broad-based benchmark, the  Russell 3000® Index, returned 22.82%. Its performance benchmark, the Russell 2000® Value Index,  returned 43.01%.

TOP CONTRIBUTORS TO PERFORMANCE

Stock selection in the consumer staples sector contributed relative to the Russell 2000 Value Index. Among individual holdings, Tower Semiconductor was a notable contributor. The contract semiconductor-maker experienced growing demand tied to the buildout of artificial intelligence (AI). We trimmed the position following strong share price performance. Littelfuse, another contributor, provides power management solutions to data centers, and it has benefited from capital investments to support data centers and modernize the electrical grid. Relative performance also was lifted by a position in Helios Technologies, a supplier of motion and electronic controls technology. The company reported strong revenue and earnings growth, supported by robust demand trends in the construction end market. We reduced our holdings after this strong performance.

TOP DETRACTORS FROM PERFORMANCE

Performance relative to the Russell 2000 Value Index was hindered by stock selection in the information technology sector, where we lacked exposure to several outperforming AI-related stocks due to business or valuation concerns. Among individual holdings, relative detractors included nCino, which provides cloud-based software services to small banks and thrifts. The stock fell on fears of AI competition. We reduced the position. Boyd Group Services also detracted. The owner of collision repair shops experienced a revenue slowdown as consumers deferred vehicle repairs. Additionally, shares of Gulfport Energy declined, particularly in the second quarter of 2026 along with crude oil prices. However, we remain constructive on Gulfport’s operations, balance sheet, and capital allocation strategy

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson Small Cap Value Fund - Class L Shares at NAV - $22,708	Russell 3000® Index - $40,672	Russell 2000® Value Index - $28,123
6/16	10,000	10,000	10,000
6/17	12,263.06	11,851	12,486
6/18	13,355.39	13,602	14,121
6/19	13,484.65	14,824	13,241
6/20	11,121.09	15,792	10,927
6/21	15,969.97	22,767	18,934
6/22	13,881.91	19,610	15,851
6/23	15,651.72	23,327	16,803
6/24	17,708.99	28,721	18,634
6/25	17,544.91	33,114	19,666
6/26	22,708.14	40,672	28,123
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson Small Cap Value Fund (Class L Shares/JSIVX)	29.43%	7.29%	8.55%
Russell 3000® Index	22.82%	12.31%	15.06%
Russell 2000® Value Index	43.01%	8.23%	10.89%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

Key Fund Statistics

Table Summary
Net assets (Millions)	$1,269
Number of portfolio holdings	86
Total investment advisory fee paid (Millions)	$6.5
Portfolio turnover rate	33%

Janus Investment Fund

2

What did the Fund invest in?

5 Largest Equity Holdings (% of net assets)

Table Summary
Wintrust Financial Corp.	2.5
Helios Technologies, Inc.	2.3
Commercial Metals Co.	2.2
Axis Capital Holdings Ltd.	2.1
Business First Bancshares, Inc.	2.0

Asset Allocation (% of net assets)

Table Summary
Common Stocks	98.2
Repurchase Agreements	1.1
Other	0.7

Top Country Allocations - (% of total investments)

Table Summary
United States of America	91.9
Israel	2.4
Bermuda	2.1
Puerto Rico	1.6
Canada	1.0

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction. The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 3000® Index.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Investment Fund

3

125-65-70749L 08-26

Janus Henderson Small Cap Value Fund

Annual Shareholder Report

June 30, 2026

 Class N Shares : JDSNX

This annual shareholder report contains important information about the Janus Henderson Small Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Small Cap Value Fund (Class N Shares/JDSNX)	$69	0.60%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Small Cap Value Fund  Class N Shares returned 29.46%. Its broad-based benchmark, the  Russell 3000® Index, returned 22.82%. Its performance benchmark, the Russell 2000® Value Index,  returned 43.01%.

TOP CONTRIBUTORS TO PERFORMANCE

Stock selection in the consumer staples sector contributed relative to the Russell 2000 Value Index. Among individual holdings, Tower Semiconductor was a notable contributor. The contract semiconductor-maker experienced growing demand tied to the buildout of artificial intelligence (AI). We trimmed the position following strong share price performance. Littelfuse, another contributor, provides power management solutions to data centers, and it has benefited from capital investments to support data centers and modernize the electrical grid. Relative performance also was lifted by a position in Helios Technologies, a supplier of motion and electronic controls technology. The company reported strong revenue and earnings growth, supported by robust demand trends in the construction end market. We reduced our holdings after this strong performance.

TOP DETRACTORS FROM PERFORMANCE

Performance relative to the Russell 2000 Value Index was hindered by stock selection in the information technology sector, where we lacked exposure to several outperforming AI-related stocks due to business or valuation concerns. Among individual holdings, relative detractors included nCino, which provides cloud-based software services to small banks and thrifts. The stock fell on fears of AI competition. We reduced the position. Boyd Group Services also detracted. The owner of collision repair shops experienced a revenue slowdown as consumers deferred vehicle repairs. Additionally, shares of Gulfport Energy declined, particularly in the second quarter of 2026 along with crude oil prices. However, we remain constructive on Gulfport’s operations, balance sheet, and capital allocation strategy

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson Small Cap Value Fund - Class N Shares at NAV - $22,747	Russell 3000® Index - $40,672	Russell 2000® Value Index - $28,123
6/16	10,000	10,000	10,000
6/17	12,267	11,850.95	12,485.7
6/18	13,367.43	13,602.29	14,121.22
6/19	13,496.64	14,824.12	13,240.7
6/20	11,136.93	15,792.07	10,926.63
6/21	15,989.61	22,766.54	18,933.62
6/22	13,897.04	19,609.82	15,851.14
6/23	15,677.44	23,326.6	16,803.4
6/24	17,734.75	28,720.9	18,634.26
6/25	17,571.38	33,113.98	19,665.73
6/26	22,747.45	40,671.75	28,123.17
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson Small Cap Value Fund (Class N Shares/JDSNX)	29.46%	7.30%	8.57%
Russell 3000® Index	22.82%	12.31%	15.06%
Russell 2000® Value Index	43.01%	8.23%	10.89%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

Key Fund Statistics

Table Summary
Net assets (Millions)	$1,269
Number of portfolio holdings	86
Total investment advisory fee paid (Millions)	$6.5
Portfolio turnover rate	33%

Janus Investment Fund

2

What did the Fund invest in?

5 Largest Equity Holdings (% of net assets)

Table Summary
Wintrust Financial Corp.	2.5
Helios Technologies, Inc.	2.3
Commercial Metals Co.	2.2
Axis Capital Holdings Ltd.	2.1
Business First Bancshares, Inc.	2.0

Asset Allocation (% of net assets)

Table Summary
Common Stocks	98.2
Repurchase Agreements	1.1
Other	0.7

Top Country Allocations - (% of total investments)

Table Summary
United States of America	91.9
Israel	2.4
Bermuda	2.1
Puerto Rico	1.6
Canada	1.0

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction. The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 3000® Index.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Investment Fund

3

125-65-70750N 08-26

Janus Henderson Small Cap Value Fund

Annual Shareholder Report

June 30, 2026

 Class R Shares : JDSRX

This annual shareholder report contains important information about the Janus Henderson Small Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Small Cap Value Fund (Class R Shares/JDSRX)	$153	1.34%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Small Cap Value Fund  Class R Shares returned 28.48%. Its broad-based benchmark, the  Russell 3000® Index, returned 22.82%. Its performance benchmark, the Russell 2000® Value Index,  returned 43.01%.

TOP CONTRIBUTORS TO PERFORMANCE

Stock selection in the consumer staples sector contributed relative to the Russell 2000 Value Index. Among individual holdings, Tower Semiconductor was a notable contributor. The contract semiconductor-maker experienced growing demand tied to the buildout of artificial intelligence (AI). We trimmed the position following strong share price performance. Littelfuse, another contributor, provides power management solutions to data centers, and it has benefited from capital investments to support data centers and modernize the electrical grid. Relative performance also was lifted by a position in Helios Technologies, a supplier of motion and electronic controls technology. The company reported strong revenue and earnings growth, supported by robust demand trends in the construction end market. We reduced our holdings after this strong performance.

TOP DETRACTORS FROM PERFORMANCE

Performance relative to the Russell 2000 Value Index was hindered by stock selection in the information technology sector, where we lacked exposure to several outperforming AI-related stocks due to business or valuation concerns. Among individual holdings, relative detractors included nCino, which provides cloud-based software services to small banks and thrifts. The stock fell on fears of AI competition. We reduced the position. Boyd Group Services also detracted. The owner of collision repair shops experienced a revenue slowdown as consumers deferred vehicle repairs. Additionally, shares of Gulfport Energy declined, particularly in the second quarter of 2026 along with crude oil prices. However, we remain constructive on Gulfport’s operations, balance sheet, and capital allocation strategy

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson Small Cap Value Fund - Class R Shares at NAV - $21,099	Russell 3000® Index - $40,672	Russell 2000® Value Index - $28,123
6/16	10,000	10,000	10,000
6/17	12,178.31	11,851	12,486
6/18	13,170.25	13,602	14,121
6/19	13,196.85	14,824	13,241
6/20	10,806.73	15,792	10,927
6/21	15,398.74	22,767	18,934
6/22	13,284.11	19,610	15,851
6/23	14,874.49	23,327	16,803
6/24	16,701.76	28,721	18,634
6/25	16,421.83	33,114	19,666
6/26	21,098.82	40,672	28,123
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson Small Cap Value Fund (Class R Shares/JDSRX)	28.48%	6.50%	7.75%
Russell 3000® Index	22.82%	12.31%	15.06%
Russell 2000® Value Index	43.01%	8.23%	10.89%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

Key Fund Statistics

Table Summary
Net assets (Millions)	$1,269
Number of portfolio holdings	86
Total investment advisory fee paid (Millions)	$6.5
Portfolio turnover rate	33%

Janus Investment Fund

2

What did the Fund invest in?

5 Largest Equity Holdings (% of net assets)

Table Summary
Wintrust Financial Corp.	2.5
Helios Technologies, Inc.	2.3
Commercial Metals Co.	2.2
Axis Capital Holdings Ltd.	2.1
Business First Bancshares, Inc.	2.0

Asset Allocation (% of net assets)

Table Summary
Common Stocks	98.2
Repurchase Agreements	1.1
Other	0.7

Top Country Allocations - (% of total investments)

Table Summary
United States of America	91.9
Israel	2.4
Bermuda	2.1
Puerto Rico	1.6
Canada	1.0

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction. The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 3000® Index.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Investment Fund

3

125-65-70751R 08-26

Janus Henderson Small Cap Value Fund

Annual Shareholder Report

June 30, 2026

 Class S Shares : JISCX

This annual shareholder report contains important information about the Janus Henderson Small Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Small Cap Value Fund (Class S Shares/JISCX)	$126	1.10%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Small Cap Value Fund  Class S Shares returned 28.83%. Its broad-based benchmark, the  Russell 3000® Index, returned 22.82%. Its performance benchmark, the Russell 2000® Value Index,  returned 43.01%.

TOP CONTRIBUTORS TO PERFORMANCE

Stock selection in the consumer staples sector contributed relative to the Russell 2000 Value Index. Among individual holdings, Tower Semiconductor was a notable contributor. The contract semiconductor-maker experienced growing demand tied to the buildout of artificial intelligence (AI). We trimmed the position following strong share price performance. Littelfuse, another contributor, provides power management solutions to data centers, and it has benefited from capital investments to support data centers and modernize the electrical grid. Relative performance also was lifted by a position in Helios Technologies, a supplier of motion and electronic controls technology. The company reported strong revenue and earnings growth, supported by robust demand trends in the construction end market. We reduced our holdings after this strong performance.

TOP DETRACTORS FROM PERFORMANCE

Performance relative to the Russell 2000 Value Index was hindered by stock selection in the information technology sector, where we lacked exposure to several outperforming AI-related stocks due to business or valuation concerns. Among individual holdings, relative detractors included nCino, which provides cloud-based software services to small banks and thrifts. The stock fell on fears of AI competition. We reduced the position. Boyd Group Services also detracted. The owner of collision repair shops experienced a revenue slowdown as consumers deferred vehicle repairs. Additionally, shares of Gulfport Energy declined, particularly in the second quarter of 2026 along with crude oil prices. However, we remain constructive on Gulfport’s operations, balance sheet, and capital allocation strategy

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson Small Cap Value Fund - Class S Shares at NAV - $21,632	Russell 3000® Index - $40,672	Russell 2000® Value Index - $28,123
6/16	9,999.99	10,000	10,000
6/17	12,207.74	11,851	12,486
6/18	13,229.49	13,602	14,121
6/19	13,298.09	14,824	13,241
6/20	10,909.78	15,792	10,927
6/21	15,590.92	22,767	18,934
6/22	13,487.39	19,610	15,851
6/23	15,136.15	23,327	16,803
6/24	17,038.38	28,721	18,634
6/25	16,791.07	33,114	19,666
6/26	21,632.24	40,672	28,123
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson Small Cap Value Fund (Class S Shares/JISCX)	28.83%	6.77%	8.02%
Russell 3000® Index	22.82%	12.31%	15.06%
Russell 2000® Value Index	43.01%	8.23%	10.89%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

Key Fund Statistics

Table Summary
Net assets (Millions)	$1,269
Number of portfolio holdings	86
Total investment advisory fee paid (Millions)	$6.5
Portfolio turnover rate	33%

Janus Investment Fund

2

What did the Fund invest in?

5 Largest Equity Holdings (% of net assets)

Table Summary
Wintrust Financial Corp.	2.5
Helios Technologies, Inc.	2.3
Commercial Metals Co.	2.2
Axis Capital Holdings Ltd.	2.1
Business First Bancshares, Inc.	2.0

Asset Allocation (% of net assets)

Table Summary
Common Stocks	98.2
Repurchase Agreements	1.1
Other	0.7

Top Country Allocations - (% of total investments)

Table Summary
United States of America	91.9
Israel	2.4
Bermuda	2.1
Puerto Rico	1.6
Canada	1.0

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction. The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 3000® Index.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Investment Fund

3

125-65-70752S 08-26

Janus Henderson Small Cap Value Fund

Annual Shareholder Report

June 30, 2026

 Class T Shares : JSCVX

This annual shareholder report contains important information about the Janus Henderson Small Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Small Cap Value Fund (Class T Shares/JSCVX)	$95	0.83%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Small Cap Value Fund  Class T Shares returned 29.17%. Its broad-based benchmark, the  Russell 3000® Index, returned 22.82%. Its performance benchmark, the Russell 2000® Value Index,  returned 43.01%.

TOP CONTRIBUTORS TO PERFORMANCE

Stock selection in the consumer staples sector contributed relative to the Russell 2000 Value Index. Among individual holdings, Tower Semiconductor was a notable contributor. The contract semiconductor-maker experienced growing demand tied to the buildout of artificial intelligence (AI). We trimmed the position following strong share price performance. Littelfuse, another contributor, provides power management solutions to data centers, and it has benefited from capital investments to support data centers and modernize the electrical grid. Relative performance also was lifted by a position in Helios Technologies, a supplier of motion and electronic controls technology. The company reported strong revenue and earnings growth, supported by robust demand trends in the construction end market. We reduced our holdings after this strong performance.

TOP DETRACTORS FROM PERFORMANCE

Performance relative to the Russell 2000 Value Index was hindered by stock selection in the information technology sector, where we lacked exposure to several outperforming AI-related stocks due to business or valuation concerns. Among individual holdings, relative detractors included nCino, which provides cloud-based software services to small banks and thrifts. The stock fell on fears of AI competition. We reduced the position. Boyd Group Services also detracted. The owner of collision repair shops experienced a revenue slowdown as consumers deferred vehicle repairs. Additionally, shares of Gulfport Energy declined, particularly in the second quarter of 2026 along with crude oil prices. However, we remain constructive on Gulfport’s operations, balance sheet, and capital allocation strategy

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson Small Cap Value Fund - Class T Shares at NAV - $22,209	Russell 3000® Index - $40,672	Russell 2000® Value Index - $28,123
6/16	10,000	10,000	10,000
6/17	12,239.09	11,851	12,486
6/18	13,303.03	13,602	14,121
6/19	13,404.59	14,824	13,241
6/20	11,026.06	15,792	10,927
6/21	15,800.26	22,767	18,934
6/22	13,700.92	19,610	15,851
6/23	15,414.43	23,327	16,803
6/24	17,398.05	28,721	18,634
6/25	17,193.97	33,114	19,666
6/26	22,208.85	40,672	28,123
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson Small Cap Value Fund (Class T Shares/JSCVX)	29.17%	7.05%	8.31%
Russell 3000® Index	22.82%	12.31%	15.06%
Russell 2000® Value Index	43.01%	8.23%	10.89%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

Key Fund Statistics

Table Summary
Net assets (Millions)	$1,269
Number of portfolio holdings	86
Total investment advisory fee paid (Millions)	$6.5
Portfolio turnover rate	33%

Janus Investment Fund

2

What did the Fund invest in?

5 Largest Equity Holdings (% of net assets)

Table Summary
Wintrust Financial Corp.	2.5
Helios Technologies, Inc.	2.3
Commercial Metals Co.	2.2
Axis Capital Holdings Ltd.	2.1
Business First Bancshares, Inc.	2.0

Asset Allocation (% of net assets)

Table Summary
Common Stocks	98.2
Repurchase Agreements	1.1
Other	0.7

Top Country Allocations - (% of total investments)

Table Summary
United States of America	91.9
Israel	2.4
Bermuda	2.1
Puerto Rico	1.6
Canada	1.0

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction. The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 3000® Index.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Investment Fund

3

125-65-70753T 08-26

Janus Henderson Small-Mid Cap Value Fund

Annual Shareholder Report

June 30, 2026

 Class A Shares : JVSAX

This annual shareholder report contains important information about the Janus Henderson Small-Mid Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Small-Mid Cap Value Fund (Class A Shares/JVSAX)	$114	1.02%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Small-Mid Cap Value Fund  Class A Shares returned 23.70%. Its broad-based benchmark, the  Russell 3000® Index, returned 22.82%. Its performance benchmark, the Russell 2500™ Value Index,  returned 38.54%.

TOP CONTRIBUTORS TO PERFORMANCE

Stock selection in the consumer staples sector contributed relative to the Russell 2500 Value Index. Individual contributors included Teradyne, a supplier of semiconductor testing equipment, and Littelfuse, a provider of power management solutions to data centers and other end markets. Both companies were viewed as beneficiaries of increased spending on artificial intelligence (AI). Relative performance also was lifted by a position in Helios Technologies, a supplier of motion and electronic controls technology. The company reported strong revenue and earnings growth, supported by robust demand trends in the construction end market. We reduced all three positions following the strong share price performance.

TOP DETRACTORS FROM PERFORMANCE

Performance relative to the Russell 2500 Value Index was hindered by stock selection in the information technology sector, where we lacked exposure to several outperforming AI-related stocks due to business or valuation concerns. Relative performance also was dampened by our position in Vontier, a provider of technology solutions for car washes and electric vehicle charging networks. The stock fell on margin concerns. Another detractor, nCino, provides cloud-based software services to small banks and thrifts. nCino’s stock declined on fears of AI competitive disruption, and we sold the position. Boyd Group Services also detracted. The owner of collision repair shops experienced a revenue slowdown as consumers deferred vehicle repairs.

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson Small-Mid Cap Value Fund - Class A Shares at NAV - $23,920	Janus Henderson Small-Mid Cap Value Fund - Class A Shares at MOP - $22,552	Russell 3000® Index - $40,672	Russell 2500™ Value Index - $29,117
6/16	10,000	9,428.14	9,999.9999973	9,999.9999993
6/17	11,842.64	11,165.4	11,850.945776	11,836.05744
6/18	12,847.69	12,112.96	13,602.291697	13,195.893495
6/19	13,806.35	13,016.79	14,824.117759	12,941.989894
6/20	11,822.63	11,146.51	15,792.067532	10,936.15724
6/21	16,347.57	15,412.68	22,766.54426	17,851.179222
6/22	14,094.91	13,288.84	19,609.819817	15,496.00164
6/23	16,221.57	15,293.89	23,326.599679	17,103.018444
6/24	19,301.54	18,197.7	28,720.897554	19,025.696365
6/25	19,336.71	18,230.87	33,113.981111	21,017.387846
6/26	23,919.6	22,551.66	40,671.749995	29,117.022841
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson Small-Mid Cap Value Fund (Class A Shares/JVSAX) at NAV	23.70%	7.91%	9.11%
Janus Henderson Small-Mid Cap Value Fund (Class A Shares/JVSAX) at Maximum Offering Price - 5.75%	16.55%	6.64%	8.47%
Russell 3000® Index	22.82%	12.31%	15.06%
Russell 2500™ Value Index	38.54%	10.28%	11.28%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

Effective August 1, 2019, the Fund changed its investment strategy. The performance shown for periods prior to August 1, 2019, does not reflect the new investment strategy and is not indicative of the current portfolio.

Key Fund Statistics

Table Summary
Net assets (Millions)	$72
Number of portfolio holdings	49
Total investment advisory fee paid (Millions)	$0.2
Portfolio turnover rate	54%

Janus Investment Fund

2

What did the Fund invest in?

5 Largest Equity Holdings (% of net assets)

Table Summary
Littelfuse, Inc.	3.7
ICU Medical, Inc.	3.2
Alliant Energy Corp.	3.2
Lamar Advertising Co.	3.2
Business First Bancshares, Inc.	3.2

Asset Allocation (% of net assets)

Table Summary
Common Stocks	98.0
Repurchase Agreements	2.4
Other	(0.4)

Top Country Allocations - (% of total investments)

Table Summary
United States of America	92.5
United Kingdom	2.7
Bermuda	2.6
Canada	1.1
Thailand	1.1

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Investment Fund

3

125-65-70754A 08-26

Janus Henderson Small-Mid Cap Value Fund

Annual Shareholder Report

June 30, 2026

 Class C Shares : JVSCX

This annual shareholder report contains important information about the Janus Henderson Small-Mid Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Small-Mid Cap Value Fund (Class C Shares/JVSCX)	$193	1.73%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Small-Mid Cap Value Fund  Class C Shares returned 22.94%. Its broad-based benchmark, the  Russell 3000® Index, returned 22.82%. Its performance benchmark, the Russell 2500™ Value Index,  returned 38.54%.

TOP CONTRIBUTORS TO PERFORMANCE

Stock selection in the consumer staples sector contributed relative to the Russell 2500 Value Index. Individual contributors included Teradyne, a supplier of semiconductor testing equipment, and Littelfuse, a provider of power management solutions to data centers and other end markets. Both companies were viewed as beneficiaries of increased spending on artificial intelligence (AI). Relative performance also was lifted by a position in Helios Technologies, a supplier of motion and electronic controls technology. The company reported strong revenue and earnings growth, supported by robust demand trends in the construction end market. We reduced all three positions following the strong share price performance.

TOP DETRACTORS FROM PERFORMANCE

Performance relative to the Russell 2500 Value Index was hindered by stock selection in the information technology sector, where we lacked exposure to several outperforming AI-related stocks due to business or valuation concerns. Relative performance also was dampened by our position in Vontier, a provider of technology solutions for car washes and electric vehicle charging networks. The stock fell on margin concerns. Another detractor, nCino, provides cloud-based software services to small banks and thrifts. nCino’s stock declined on fears of AI competitive disruption, and we sold the position. Boyd Group Services also detracted. The owner of collision repair shops experienced a revenue slowdown as consumers deferred vehicle repairs.

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson Small-Mid Cap Value Fund - Class C Shares at NAV - $22,187	Russell 3000® Index - $40,672	Russell 2500™ Value Index - $29,117
6/16	10,000	9,999.9999973	9,999.9999993
6/17	11,733.72	11,850.945776	11,836.05744
6/18	12,642.79	13,602.291697	13,195.893495
6/19	13,467.24	14,824.117759	12,941.989894
6/20	11,441.75	15,792.067532	10,936.15724
6/21	15,703.21	22,766.54426	17,851.179222
6/22	13,440.68	19,609.819817	15,496.00164
6/23	15,345.38	23,326.599679	17,103.018444
6/24	18,150.12	28,720.897554	19,025.696365
6/25	18,046.1	33,113.981111	21,017.387846
6/26	22,186.62	40,671.749995	29,117.022841
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson Small-Mid Cap Value Fund (Class C Shares/JVSCX) at NAV	22.94%	7.16%	8.30%
Janus Henderson Small-Mid Cap Value Fund (Class C Shares/JVSCX) with Contingent Deffered Sales Charge	21.94%Footnote Reference*	7.16%	8.3%
Russell 3000® Index	22.82%	12.31%	15.06%
Russell 2500™ Value Index	38.54%	10.28%	11.28%
Footnote	Description
Footnote*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

Effective August 1, 2019, the Fund changed its investment strategy. The performance shown for periods prior to August 1, 2019, does not reflect the new investment strategy and is not indicative of the current portfolio.

Key Fund Statistics

Table Summary
Net assets (Millions)	$72
Number of portfolio holdings	49
Total investment advisory fee paid (Millions)	$0.2
Portfolio turnover rate	54%

Janus Investment Fund

2

What did the Fund invest in?

5 Largest Equity Holdings (% of net assets)

Table Summary
Littelfuse, Inc.	3.7
ICU Medical, Inc.	3.2
Alliant Energy Corp.	3.2
Lamar Advertising Co.	3.2
Business First Bancshares, Inc.	3.2

Asset Allocation (% of net assets)

Table Summary
Common Stocks	98.0
Repurchase Agreements	2.4
Other	(0.4)

Top Country Allocations - (% of total investments)

Table Summary
United States of America	92.5
United Kingdom	2.7
Bermuda	2.6
Canada	1.1
Thailand	1.1

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Investment Fund

3

125-65-70755C 08-26

Janus Henderson Small-Mid Cap Value Fund

Annual Shareholder Report

June 30, 2026

 Class D Shares : JSVDX

This annual shareholder report contains important information about the Janus Henderson Small-Mid Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Small-Mid Cap Value Fund (Class D Shares/JSVDX)	$87	0.78%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Small-Mid Cap Value Fund  Class D Shares returned 24.08%. Its broad-based benchmark, the  Russell 3000® Index, returned 22.82%. Its performance benchmark, the Russell 2500™ Value Index,  returned 38.54%.

TOP CONTRIBUTORS TO PERFORMANCE

Stock selection in the consumer staples sector contributed relative to the Russell 2500 Value Index. Individual contributors included Teradyne, a supplier of semiconductor testing equipment, and Littelfuse, a provider of power management solutions to data centers and other end markets. Both companies were viewed as beneficiaries of increased spending on artificial intelligence (AI). Relative performance also was lifted by a position in Helios Technologies, a supplier of motion and electronic controls technology. The company reported strong revenue and earnings growth, supported by robust demand trends in the construction end market. We reduced all three positions following the strong share price performance.

TOP DETRACTORS FROM PERFORMANCE

Performance relative to the Russell 2500 Value Index was hindered by stock selection in the information technology sector, where we lacked exposure to several outperforming AI-related stocks due to business or valuation concerns. Relative performance also was dampened by our position in Vontier, a provider of technology solutions for car washes and electric vehicle charging networks. The stock fell on margin concerns. Another detractor, nCino, provides cloud-based software services to small banks and thrifts. nCino’s stock declined on fears of AI competitive disruption, and we sold the position. Boyd Group Services also detracted. The owner of collision repair shops experienced a revenue slowdown as consumers deferred vehicle repairs.

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson Small-Mid Cap Value Fund - Class D Shares at NAV - $24,450	Russell 3000® Index - $40,672	Russell 2500™ Value Index - $29,117
6/16	9,999.99	9,999.9999973	9,999.9999993
6/17	11,860.01	11,850.945776	11,836.05744
6/18	12,905.05	13,602.291697	13,195.893495
6/19	13,881.5	14,824.117759	12,941.989894
6/20	11,910.78	15,792.067532	10,936.15724
6/21	16,498.44	22,766.54426	17,851.179222
6/22	14,264.02	19,609.819817	15,496.00164
6/23	16,444.02	23,326.599679	17,103.018444
6/24	19,624.19	28,720.897554	19,025.696365
6/25	19,705.01	33,113.981111	21,017.387846
6/26	24,449.76	40,671.749995	29,117.022841
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson Small-Mid Cap Value Fund (Class D Shares/JSVDX)	24.08%	8.18%	9.35%
Russell 3000® Index	22.82%	12.31%	15.06%
Russell 2500™ Value Index	38.54%	10.28%	11.28%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/reports for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

Effective August 1, 2019, the Fund changed its investment strategy. The performance shown for periods prior to August 1, 2019, does not reflect the new investment strategy and is not indicative of the current portfolio.

Key Fund Statistics

Table Summary
Net assets (Millions)	$72
Number of portfolio holdings	49
Total investment advisory fee paid (Millions)	$0.2
Portfolio turnover rate	54%

Janus Investment Fund

2

What did the Fund invest in?

5 Largest Equity Holdings (% of net assets)

Table Summary
Littelfuse, Inc.	3.7
ICU Medical, Inc.	3.2
Alliant Energy Corp.	3.2
Lamar Advertising Co.	3.2
Business First Bancshares, Inc.	3.2

Asset Allocation (% of net assets)

Table Summary
Common Stocks	98.0
Repurchase Agreements	2.4
Other	(0.4)

Top Country Allocations - (% of total investments)

Table Summary
United States of America	92.5
United Kingdom	2.7
Bermuda	2.6
Canada	1.1
Thailand	1.1

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

Where can I find more information?

At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-800-525-3713.

Janus Investment Fund

3

225-65-70756D 08-26

Janus Henderson Small-Mid Cap Value Fund

Annual Shareholder Report

June 30, 2026

 Class I Shares : JVSIX

This annual shareholder report contains important information about the Janus Henderson Small-Mid Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Small-Mid Cap Value Fund (Class I Shares/JVSIX)	$85	0.76%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Small-Mid Cap Value Fund  Class I Shares returned 24.10%. Its broad-based benchmark, the  Russell 3000® Index, returned 22.82%. Its performance benchmark, the Russell 2500™ Value Index,  returned 38.54%.

TOP CONTRIBUTORS TO PERFORMANCE

Stock selection in the consumer staples sector contributed relative to the Russell 2500 Value Index. Individual contributors included Teradyne, a supplier of semiconductor testing equipment, and Littelfuse, a provider of power management solutions to data centers and other end markets. Both companies were viewed as beneficiaries of increased spending on artificial intelligence (AI). Relative performance also was lifted by a position in Helios Technologies, a supplier of motion and electronic controls technology. The company reported strong revenue and earnings growth, supported by robust demand trends in the construction end market. We reduced all three positions following the strong share price performance.

TOP DETRACTORS FROM PERFORMANCE

Performance relative to the Russell 2500 Value Index was hindered by stock selection in the information technology sector, where we lacked exposure to several outperforming AI-related stocks due to business or valuation concerns. Relative performance also was dampened by our position in Vontier, a provider of technology solutions for car washes and electric vehicle charging networks. The stock fell on margin concerns. Another detractor, nCino, provides cloud-based software services to small banks and thrifts. nCino’s stock declined on fears of AI competitive disruption, and we sold the position. Boyd Group Services also detracted. The owner of collision repair shops experienced a revenue slowdown as consumers deferred vehicle repairs.

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson Small-Mid Cap Value Fund - Class I Shares at NAV - $24,529	Russell 3000® Index - $40,672	Russell 2500™ Value Index - $29,117
6/16	9,999.99	10,000	10,000
6/17	11,865.79	11,850.95	11,836.06
6/18	12,915.03	13,602.29	13,195.89
6/19	13,904.13	14,824.12	12,941.99
6/20	11,930.85	15,792.07	10,936.16
6/21	16,533.86	22,766.54	17,851.18
6/22	14,291.62	19,609.82	15,496
6/23	16,492.82	23,326.6	17,103.02
6/24	19,679.54	28,720.9	19,025.7
6/25	19,765.26	33,113.98	21,017.39
6/26	24,528.5	40,671.75	29,117.02
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson Small-Mid Cap Value Fund (Class I Shares/JVSIX)	24.10%	8.21%	9.39%
Russell 3000® Index	22.82%	12.31%	15.06%
Russell 2500™ Value Index	38.54%	10.28%	11.28%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

Effective August 1, 2019, the Fund changed its investment strategy. The performance shown for periods prior to August 1, 2019, does not reflect the new investment strategy and is not indicative of the current portfolio.

Key Fund Statistics

Table Summary
Net assets (Millions)	$72
Number of portfolio holdings	49
Total investment advisory fee paid (Millions)	$0.2
Portfolio turnover rate	54%

Janus Investment Fund

2

What did the Fund invest in?

5 Largest Equity Holdings (% of net assets)

Table Summary
Littelfuse, Inc.	3.7
ICU Medical, Inc.	3.2
Alliant Energy Corp.	3.2
Lamar Advertising Co.	3.2
Business First Bancshares, Inc.	3.2

Asset Allocation (% of net assets)

Table Summary
Common Stocks	98.0
Repurchase Agreements	2.4
Other	(0.4)

Top Country Allocations - (% of total investments)

Table Summary
United States of America	92.5
United Kingdom	2.7
Bermuda	2.6
Canada	1.1
Thailand	1.1

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Investment Fund

3

125-65-70757I 08-26

Janus Henderson Small-Mid Cap Value Fund

Annual Shareholder Report

June 30, 2026

 Class N Shares : JVSNX

This annual shareholder report contains important information about the Janus Henderson Small-Mid Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Small-Mid Cap Value Fund (Class N Shares/JVSNX)	$78	0.70%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Small-Mid Cap Value Fund  Class N Shares returned 24.20%. Its broad-based benchmark, the  Russell 3000® Index, returned 22.82%. Its performance benchmark, the Russell 2500™ Value Index,  returned 38.54%.

TOP CONTRIBUTORS TO PERFORMANCE

Stock selection in the consumer staples sector contributed relative to the Russell 2500 Value Index. Individual contributors included Teradyne, a supplier of semiconductor testing equipment, and Littelfuse, a provider of power management solutions to data centers and other end markets. Both companies were viewed as beneficiaries of increased spending on artificial intelligence (AI). Relative performance also was lifted by a position in Helios Technologies, a supplier of motion and electronic controls technology. The company reported strong revenue and earnings growth, supported by robust demand trends in the construction end market. We reduced all three positions following the strong share price performance.

TOP DETRACTORS FROM PERFORMANCE

Performance relative to the Russell 2500 Value Index was hindered by stock selection in the information technology sector, where we lacked exposure to several outperforming AI-related stocks due to business or valuation concerns. Relative performance also was dampened by our position in Vontier, a provider of technology solutions for car washes and electric vehicle charging networks. The stock fell on margin concerns. Another detractor, nCino, provides cloud-based software services to small banks and thrifts. nCino’s stock declined on fears of AI competitive disruption, and we sold the position. Boyd Group Services also detracted. The owner of collision repair shops experienced a revenue slowdown as consumers deferred vehicle repairs.

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson Small-Mid Cap Value Fund - Class N Shares at NAV - $20,888	Russell 3000® Index - $40,672	Russell 2500™ Value Index - $29,117
8/4/17	10,000	-	10,000
6/18	10,909.93	13,602.291697	13,195.893495
6/19	11,753.24	14,824.117759	12,941.989894
6/20	10,097.46	15,792.067532	10,936.15724
6/21	14,006.81	22,766.54426	17,851.179222
6/22	12,118.09	19,609.819817	15,496.00164
6/23	14,000.78	23,326.599679	17,103.018444
6/24	16,719.47	28,720.897554	19,025.696365
6/25	16,818.57	33,113.981111	21,017.387846
6/26	20,888	40,671.749995	29,117.022841
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	Since Inception (8/4/17)
Janus Henderson Small-Mid Cap Value Fund (Class N Shares/JVSNX)	24.20%	8.32%	8.62%
Russell 3000® Index	22.82%	12.31%	14.59%
Russell 2500™ Value Index	38.54%	10.28%	10.59%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

Effective August 1, 2019, the Fund changed its investment strategy. The performance shown for periods prior to August 1, 2019, does not reflect the new investment strategy and is not indicative of the current portfolio.

Key Fund Statistics

Table Summary
Net assets (Millions)	$72
Number of portfolio holdings	49
Total investment advisory fee paid (Millions)	$0.2
Portfolio turnover rate	54%

Janus Investment Fund

2

What did the Fund invest in?

5 Largest Equity Holdings (% of net assets)

Table Summary
Littelfuse, Inc.	3.7
ICU Medical, Inc.	3.2
Alliant Energy Corp.	3.2
Lamar Advertising Co.	3.2
Business First Bancshares, Inc.	3.2

Asset Allocation (% of net assets)

Table Summary
Common Stocks	98.0
Repurchase Agreements	2.4
Other	(0.4)

Top Country Allocations - (% of total investments)

Table Summary
United States of America	92.5
United Kingdom	2.7
Bermuda	2.6
Canada	1.1
Thailand	1.1

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Investment Fund

3

125-65-70758N 08-26

Janus Henderson Small-Mid Cap Value Fund

Annual Shareholder Report

June 30, 2026

 Class S Shares : JSVSX

This annual shareholder report contains important information about the Janus Henderson Small-Mid Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Small-Mid Cap Value Fund (Class S Shares/JSVSX)	$111	0.99%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Small-Mid Cap Value Fund  Class S Shares returned 23.81%. Its broad-based benchmark, the  Russell 3000® Index, returned 22.82%. Its performance benchmark, the Russell 2500™ Value Index,  returned 38.54%.

TOP CONTRIBUTORS TO PERFORMANCE

Stock selection in the consumer staples sector contributed relative to the Russell 2500 Value Index. Individual contributors included Teradyne, a supplier of semiconductor testing equipment, and Littelfuse, a provider of power management solutions to data centers and other end markets. Both companies were viewed as beneficiaries of increased spending on artificial intelligence (AI). Relative performance also was lifted by a position in Helios Technologies, a supplier of motion and electronic controls technology. The company reported strong revenue and earnings growth, supported by robust demand trends in the construction end market. We reduced all three positions following the strong share price performance.

TOP DETRACTORS FROM PERFORMANCE

Performance relative to the Russell 2500 Value Index was hindered by stock selection in the information technology sector, where we lacked exposure to several outperforming AI-related stocks due to business or valuation concerns. Relative performance also was dampened by our position in Vontier, a provider of technology solutions for car washes and electric vehicle charging networks. The stock fell on margin concerns. Another detractor, nCino, provides cloud-based software services to small banks and thrifts. nCino’s stock declined on fears of AI competitive disruption, and we sold the position. Boyd Group Services also detracted. The owner of collision repair shops experienced a revenue slowdown as consumers deferred vehicle repairs.

Janus Investment Fund

1

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson Small-Mid Cap Value Fund - Class S Shares at NAV - $23,836	Russell 3000® Index - $40,672	Russell 2500™ Value Index - $29,117
6/16	10,000	9,999.9999973	9,999.9999993
6/17	11,829.74	11,850.945776	11,836.05744
6/18	12,832.28	13,602.291697	13,195.893495
6/19	13,796.03	14,824.117759	12,941.989894
6/20	11,794.54	15,792.067532	10,936.15724
6/21	16,294.84	22,766.54426	17,851.179222
6/22	14,037.54	19,609.819817	15,496.00164
6/23	16,143.17	23,326.599679	17,103.018444
6/24	19,216.47	28,720.897554	19,025.696365
6/25	19,265.82	33,113.981111	21,017.387846
6/26	23,836.48	40,671.749995	29,117.022841
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson Small-Mid Cap Value Fund (Class S Shares/JSVSX)	23.81%	7.90%	9.07%
Russell 3000® Index	22.82%	12.31%	15.06%
Russell 2500™ Value Index	38.54%	10.28%	11.28%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

Effective August 1, 2019, the Fund changed its investment strategy. The performance shown for periods prior to August 1, 2019, does not reflect the new investment strategy and is not indicative of the current portfolio.

Key Fund Statistics

Table Summary
Net assets (Millions)	$72
Number of portfolio holdings	49
Total investment advisory fee paid (Millions)	$0.2
Portfolio turnover rate	54%

Janus Investment Fund

2

What did the Fund invest in?

5 Largest Equity Holdings (% of net assets)

Table Summary
Littelfuse, Inc.	3.7
ICU Medical, Inc.	3.2
Alliant Energy Corp.	3.2
Lamar Advertising Co.	3.2
Business First Bancshares, Inc.	3.2

Asset Allocation (% of net assets)

Table Summary
Common Stocks	98.0
Repurchase Agreements	2.4
Other	(0.4)

Top Country Allocations - (% of total investments)

Table Summary
United States of America	92.5
United Kingdom	2.7
Bermuda	2.6
Canada	1.1
Thailand	1.1

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Investment Fund

3

125-65-70759S 08-26

Janus Henderson Small-Mid Cap Value Fund

Annual Shareholder Report

June 30, 2026

 Class T Shares : JSVTX

This annual shareholder report contains important information about the Janus Henderson Small-Mid Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Small-Mid Cap Value Fund (Class T Shares/JSVTX)	$100	0.89%

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Small-Mid Cap Value Fund  Class T Shares returned 23.93%. Its broad-based benchmark, the  Russell 3000® Index, returned 22.82%. Its performance benchmark, the Russell 2500™ Value Index,  returned 38.54%.

TOP CONTRIBUTORS TO PERFORMANCE

Stock selection in the consumer staples sector contributed relative to the Russell 2500 Value Index. Individual contributors included Teradyne, a supplier of semiconductor testing equipment, and Littelfuse, a provider of power management solutions to data centers and other end markets. Both companies were viewed as beneficiaries of increased spending on artificial intelligence (AI). Relative performance also was lifted by a position in Helios Technologies, a supplier of motion and electronic controls technology. The company reported strong revenue and earnings growth, supported by robust demand trends in the construction end market. We reduced all three positions following the strong share price performance.

TOP DETRACTORS FROM PERFORMANCE

Performance relative to the Russell 2500 Value Index was hindered by stock selection in the information technology sector, where we lacked exposure to several outperforming AI-related stocks due to business or valuation concerns. Relative performance also was dampened by our position in Vontier, a provider of technology solutions for car washes and electric vehicle charging networks. The stock fell on margin concerns. Another detractor, nCino, provides cloud-based software services to small banks and thrifts. nCino’s stock declined on fears of AI competitive disruption, and we sold the position. Boyd Group Services also detracted. The owner of collision repair shops experienced a revenue slowdown as consumers deferred vehicle repairs.

Janus Investment Fund

Total return based on a $10,000 investment

June 30, 2016, through June 30, 2026

Table Summary
	Janus Henderson Small-Mid Cap Value Fund - Class T Shares at NAV - $24,175	Russell 2500™ Value Index - $29,117	Russell 3000® Index - $40,672
6/16	9,999.99	9,999.9999993	9,999.9999973
6/17	11,847.95	11,836.05744	11,850.945776
6/18	12,873.29	13,195.893495	13,602.291697
6/19	13,840.47	12,941.989894	14,824.117759
6/20	11,847.83	10,936.15724	15,792.067532
6/21	16,409.63	17,851.179222	22,766.54426
6/22	14,167.02	15,496.00164	19,609.819817
6/23	16,317.29	17,103.018444	23,326.599679
6/24	19,449.45	19,025.696365	28,720.897554
6/25	19,507.65	21,017.387846	33,113.981111
6/26	24,174.95	29,117.022841	40,671.749995
Table Summary
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	10 Years
Janus Henderson Small-Mid Cap Value Fund (Class T Shares/JSVTX)	23.93%	8.06%	9.23%
Russell 2500™ Value Index	38.54%	10.28%	11.28%
Russell 3000® Index	22.82%	12.31%	15.06%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

Effective August 1, 2019, the Fund changed its investment strategy. The performance shown for periods prior to August 1, 2019, does not reflect the new investment strategy and is not indicative of the current portfolio.

Key Fund Statistics

Table Summary
Net assets (Millions)	$72
Number of portfolio holdings	49
Total investment advisory fee paid (Millions)	$0.2
Portfolio turnover rate	54%

Janus Investment Fund

What did the Fund invest in?

5 Largest Equity Holdings (% of net assets)

Table Summary
Littelfuse, Inc.	3.7
ICU Medical, Inc.	3.2
Alliant Energy Corp.	3.2
Lamar Advertising Co.	3.2
Business First Bancshares, Inc.	3.2

Asset Allocation (% of net assets)

Table Summary
Common Stocks	98.0
Repurchase Agreements	2.4
Other	(0.4)

Top Country Allocations - (% of total investments)

Table Summary
United States of America	92.5
United Kingdom	2.7
Bermuda	2.6
Canada	1.1
Thailand	1.1

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Investment Fund

125-65-70760T 08-26

(b) Not applicable.

Item 2. Code of Ethics

(a) As of the end of the period covered by this report, the Registrant has adopted the Fund Code of Ethics for Principal Executive Officer and Senior Financial Officers that applies to the Registrant’s Principal Executive Officer and Principal Financial Officer; the Registrant’s Principal Financial Officer also serves as the Principal Accounting Officer (the "Code of Ethics").

(c) There was no amendment to the Registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the Registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not applicable.

(f)(3) The Registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the Registrant at 1-877-335-2687, and ask for a copy of the Fund Code of Ethics for Principal Executive Officer and Senior Financial Officers.

Item 3. Audit Committee Financial Expert

The Registrant's Board of Trustees has determined that the following members of the Board's Audit Committee are "audit committee financial experts," as defined in Item 3 to Form N-CSR: Gary A. Poliner, Cheryl D. Alston, Alan A. Brown, and Dominic Jansenns who are each "independent" under the standards set forth in Item 3 to Form N-CSR.

Item 4. Principal Accountant Fees and Services

Janus Investment Fund (the "Trust"), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end investment company, offers 34 funds which include multiple series of shares with differing investment objectives and policies. The funds comprising the Trust have differing fiscal year ends (June 30 and September 30). This Form N-CSR relates to funds with June 30 fiscal year ends (the "Funds").

(a)  Audit Fees: The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds' annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $894,804 in the fiscal year ended 2026 and $876,240 in the fiscal year ended 2025.

(b)  Audit-Related Fees: The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Funds' financial statements and are not reported under paragraph (a) of this Item were $120,000 in the fiscal year ended 2026 and $0 in the fiscal year ended 2025.

(c)  Tax Fees: The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $173,653 in the fiscal year ended 2026 and $173,653 in the fiscal year ended 2025.

The nature of the services comprising the fees disclosed under this category includes tax compliance, tax planning, tax advice, and corporate actions review.

(d)  All Other Fees: The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 in the fiscal year ended 2026 and $0 in the fiscal year ended 2025.

(e) (1) The Registrant's Audit Committee Charter requires the Registrant's Audit Committee to pre-approve any engagement of the principal accountant (i) to provide audit or non-audit services to the Registrant or (ii) to provide non-audit services to the Registrant's investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X. The Chairman of the Audit Committee or, if the Chairman is unavailable, another member of the Audit Committee who is an independent Trustee, may grant the pre-approval. All such delegated pre-approvals must be presented to the Audit Committee no later than the next Audit Committee meeting.

(e) (2) No services described in paragraphs (b) through (d) of this Item were approved by the Registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Not applicable as less than 50%

(g) The aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant were $173,653 in the fiscal year ended 2026 and $173,653 in the fiscal year ended 2025.

(h) The Registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.
Item 6. Investments

(a)  The Registrant’s Schedule of Investments is contained in the Reports to Shareholders included under Item 7(a) of this Form N-CSR.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)  Copy of the most recent financial statements.

(b)  Included as part of the financial statements filed under Item 7(a) of this Form.

ANNUAL FINANCIAL STATEMENTS
June 30, 2026
Janus Henderson Government Money
Market Fund
Janus Investment Fund

Item 7. Financial Statements and Financial Highlights for Open-
End Management Investment Companies
Schedule of Investments 3
Notes to Schedule of Investments and Other Information 6
Statement of Assets and Liabilities 7
Statement of Operations 8
Statements of Changes in Net Assets 9
Financial Highlights 10
Notes to Financial Statements 14
Report of Independent Registered Public Accounting Firm 22
Designation Requirements 23
Items 8-11 - Additional Information 24

Janus Henderson Government Money Market Fund
Schedule of Investments
June 30, 2026
Janus Investment Fund 3
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Principal Amounts Value
U.S. Government Agency Notes - 37 .1%
Federal Farm Credit Banks Funding Corp.
SOFR + 0.0100%, 3.6804%, 8/26/26
‡
$ 5,000,000 $ 5,000,000
SOFR + 0.0300%, 3.7007%, 12/8/26
‡
5,000,000 5,000,000
SOFR + 0.0500%, 3.7210%, 1/29/27
‡
5,000,000 5,000,000
Federal Farm Credit Discount Notes
3.6847%, 7/28/26 5,000,000 4,986,350
Federal Home Loan Bank Discount Notes
3.6293%, 7/1/26 5,000,000 5,000,000
3.6127%, 7/10/26 5,000,000 4,995,532
3.6689%, 7/29/26 5,000,000 4,985,903
3.6429%, 8/5/26 6,000,000 5,978,942
3.6524%, 8/7/26 6,000,000 5,977,738
3.5392%, 8/12/26 5,000,000 4,979,635
3.5850%, 8/14/26 5,000,000 4,978,397
3.5977%, 8/20/26 5,000,000 4,975,380
3.6863%, 9/1/26 5,000,000 4,968,483
3.6465%, 9/4/26 5,000,000 4,967,473
3.6669%, 9/9/26 6,000,000 5,957,732
3.6185%, 9/16/26 5,000,000 4,961,972
3.7502%, 9/25/26 5,000,000 4,955,626
3.6791%, 10/2/26 5,000,000 4,953,332
3.7805%, 10/16/26 5,000,000 4,944,494
3.6771%, 11/4/26 5,000,000 4,936,825
3.6871%, 11/12/26 5,000,000 4,932,628
3.7632%, 12/16/26 5,000,000 4,913,830
Federal Home Loan Banks
SOFR + 0.0000%, 3.6703%, 7/6/26
‡
5,000,000 5,000,000
SOFR + 0.0050%, 3.6753%, 7/17/26
‡
5,000,000 5,000,000
SOFR + 0.0100%, 3.6804%, 7/22/26
‡
5,000,000 5,000,000
SOFR + 0.0100%, 3.6804%, 8/3/26
‡
5,000,000 5,000,000
SOFR + 0.0100%, 3.6804%, 8/17/26
‡
5,000,000 5,000,000
SOFR + 0.0100%, 3.6804%, 9/8/26
‡
5,000,000 5,000,000
SOFR + 0.0150%, 3.6855%, 9/18/26
‡
5,000,000 5,000,000
SOFR + 0.0200%, 3.6906%, 10/15/26
‡
5,000,000 5,000,000
SOFR + 0.0200%, 3.6905%, 11/9/26
‡
6,000,000 6,000,000
SOFR + 0.0350%, 3.7058%, 12/29/26
‡
5,000,000 5,000,000
SOFR + 0.0450%, 3.7159%, 1/14/27
‡
5,000,000 5,000,000
Total U.S. Government Agency Notes (cost $168,350,272) 168,350,272
U.S. Treasury Debt - 14 .5%
United States Treasury Bill, 3.6326%, 7/7/26 5,000,000 4,997,004
United States Treasury Bill, 3.5699%, 7/16/26 5,000,000 4,992,645
United States Treasury Bill, 3.5746%, 7/23/26 5,000,000 4,989,206
United States Treasury Bill, 3.5870%, 7/30/26 5,000,000 4,985,733
United States Treasury Bill, 3.6690%, 8/4/26 5,000,000 4,982,882
United States Treasury Bill, 3.6600%, 8/11/26 6,000,000 5,975,284
United States Treasury Bill, 3.6448%, 8/18/26 5,000,000 4,975,973
United States Treasury Bill, 3.6519%, 8/27/26 5,000,000 4,971,513
United States Treasury Bill, 3.6919%, 9/10/26 5,000,000 4,963,879
United States Treasury Bill, 3.6299%, 9/15/26 5,000,000 4,962,132
United States Treasury Bill, 3.6658%, 9/22/26 5,000,000 4,958,218
United States Treasury Bill, 3.6449%, 10/22/26 5,000,000 4,943,679
United States Treasury Bill, 3.7400%, 12/10/26 5,000,000 4,917,369
Total U.S. Treasury Debt (cost $65,615,517) 65,615,517

Janus Henderson Government Money Market Fund
Schedule of Investments
June 30, 2026
4 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Principal Amounts Value
Variable Rate Demand Notes
¶
- 12 .8%
Alberta Street Development LLC (LOC: FHLB of San Francisco), 3.7199%, 3/1/61 $ 2,000,000 $ 2,000,000
Bakke Issuing Trust (LOC: FHLB of Atlanta), 3.7200%, 12/1/75 6,550,000 6,550,000
Cypress Bend Real Estate Development Co. LLC (LOC: FHLB of Dallas),
3.7200%, 4/1/33 9,000,000 9,000,000
East Town Crossing LLC (LOC: FHLB of Des Moines), 3.7200%, 1/1/65 4,800,000 4,800,000
Irvine Inn Apartments LP (LOC: FHLB of San Francisco), 3.7200%, 2/1/60 4,000,000 4,000,000
Johnson Capital Management LLC (LOC: FHLB of Indianapolis), 3.9744%, 6/1/47 2,025,000 2,025,000
LAM 204 LLC (LOC: FHLB of Des Moines), 3.7200%, 7/1/65 9,500,000 9,500,000
Lodi LV Loca LP (LOC: FHLB of San Francisco), 3.7200%, 8/1/59 6,000,000 6,000,000
Roers Rock Hill Apartments Owner I LLC (LOC: FHLB of San Francisco), 12/1/64 2,510,000 2,510,000
SIL Irrevocable Trust (LOC: FHLB of Dallas), 3.7200%, 6/1/43 6,150,000 6,150,000
Ventana Housing LP (LOC: FHLB of San Francisco), 3.7200%, 6/1/60 5,000,000 5,000,000
Total Variable Rate Demand Notes (cost $57,535,000) 57,535,000
Repurchase Agreements
ë
- 35 .8%
Credit Agricole Corporate & Investment Bank SA, Joint Repurchase Agreement,
3.5900%, dated 6/30/26, maturing 7/1/26 to be repurchased at $5,000,497 collateralized by $5,012,864 in U.S. Treasuries 0.0000% - 4.6250%, 1/15/28 -
5/15/39 with a value of $5,100,001 5,000,000 5,000,000
Credit Agricole Corporate & Investment Bank SA, Joint Repurchase Agreement,
3.6300%, dated 6/30/26, maturing 7/1/26 to be repurchased at $5,000,504 collateralized by $6,176,956 in U.S. Government Agencies 1.9911% - 6.5000%,
7/1/31 - 4/25/56 with a value of $5,100,000 5,000,000 5,000,000
Goldman Sachs & Co LLC, Joint Repurchase Agreement, 3.5900%, dated
6/30/26, maturing 7/1/26 to be repurchased at $30,002,992 collateralized by
$30,597,962 in U.S. Government Agencies 4.0476% - 7.4587%, 10/20/34 -
6/20/65 with a value of $30,600,000 30,000,000 30,000,000
HSBC Securities USA, Inc., Joint Repurchase Agreement, 3.5900%, dated
6/30/26, maturing 7/1/26 to be repurchased at $10,000,997 collateralized by
$12,452,602 in U.S. Treasuries 0.7500% - 4.7500%, 2/15/43 - 2/15/55 with a value of $10,200,000 10,000,000 10,000,000
ING Financial Markets LLC, Joint Repurchase Agreement, 3.5900%, dated
6/30/26, maturing 7/1/26 to be repurchased at $20,001,994 collateralized by
$20,863,747 in U.S. Treasuries 0.0000% - 4.2500%, 10/8/26 - 2/15/43 with a value of $20,402,034 20,000,000 20,000,000
ING Financial Markets LLC, Joint Repurchase Agreement, 3.6000%, dated
6/30/26, maturing 7/1/26 to be repurchased at $20,002,000 collateralized by $20,903,948 in U.S. Government Agencies 2.0000% - 7.0000%, 3/1/27 -
5/1/56 with a value of $20,402,040 20,000,000 20,000,000
Royal Bank of Canada, NY Branch, Joint Repurchase Agreement, 3.5900%, dated
6/30/26, maturing 7/1/26 to be repurchased at $5,000,499 collateralized by
$5,135,150 in U.S. Treasuries 3.2500% - 3.8750%, 12/31/27 - 5/15/42 with a value of $5,100,509 5,000,000 5,000,000
Royal Bank of Canada, NY Branch, Joint Repurchase Agreement, 3.6000%, dated
6/30/26, maturing 7/1/26 to be repurchased at $27,602,760 collateralized by
$35,285,121 in U.S. Treasuries 1.3750% - 6.7500%, 8/15/26 - 2/15/54 with a value of $28,154,816 27,600,000 27,600,000
Wells Fargo Securities LLC, Joint Repurchase Agreement, 3.6500%, dated
6/30/26, maturing 7/1/26 to be repurchased at $40,004,056 collateralized by $40,034,045 in U.S. Government Agencies 2.5000% - 7.5000%, 8/1/28 -
7/1/56 with a value of $40,804,137 40,000,000 40,000,000
Total Repurchase Agreements (cost $162,600,000) 162,600,000
Total Investments (total cost $ 454,100,789 ) - 100 .2% 454,100,789
Liabilities, net of Cash, Receivables and Other Assets - (0.2%) (913,143)
Net Assets - 100.0% $453,187,646

Janus Henderson Government Money Market Fund
Schedule of Investments
June 30, 2026
Janus Investment Fund 5
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Offsetting of Financial Assets and Derivative Assets
Counterparty
Gross Amounts of
Recognized
Assets
Offsetting Asset
or Liability
(a)
Collateral
Pledged
(b)
Net Amount
Credit Agricole Corporate & Investment Bank SA $ 10,000,000 $ — $ (10,000,000) $ —
Goldman Sachs & Co LLC 30,000,000 — (30,000,000) —
HSBC Securities USA, Inc. 10,000,000 — (10,000,000) —
ING Financial Markets LLC 40,000,000 — (40,000,000) —
Royal Bank of Canada, NY Branch 32,600,000 — (32,600,000) —
Wells Fargo Securities LLC 40,000,000 — (40,000,000) —
Total $162,600,000 $— $(162,600,000) $—
(a) Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.
(b) Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Janus Henderson Government Money Market Fund
Notes to Schedule of Investments and Other Information
June 30, 2026
6 June 30, 2026
LLC Limited Liability Company
LOC Letter of Credit
LP Limited Partnership
SOFR Secured Overnight Financing Rate
Money market funds may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to
"put" back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.
‡ Variable or floating rate security. Rate shown is the current rate as of June 30, 2026. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.
¶ Variable rate demand notes are not based on a published reference rate and spread; they are determined by the issuer or remarketing agent and current market conditions. The reference rate in the security description is as of June 30, 2026.
ë The Fund may have elements of risk due to concentration of investments. Such concentrations may subject the Fund to additional risks.
The following is a summary of the inputs that were used to value the Fund 's investments in securities and other financial instruments as of June 30, 2026 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
U.S. Treasury Debt $ — $ 65,615,517 $ — $ 65,615,517
U.S. Government Agency Notes — 168,350,272 — 168,350,272
Variable Rate Demand Notes — 57,535,000 — 57,535,000
Repurchase Agreements — 162,600,000 — 162,600,000
Total Assets $ — $ 454,100,789 $ — $ 454,100,789

Janus Henderson Government Money Market Fund
Statement of Assets and Liabilities
June 30, 2026
Janus Investment Fund 7
See Notes to Financial Statements.
Assets:
Investments, at value
(1)
$ 291,500,789
Repurchase agreements, at value 162,600,000
Cash 120,312
Due from adviser 8,026
Trustees' deferred compensation 14,278
Receivables:
Fund shares sold 2,893,313
Dividends and interest 482,374
Total Assets 457,619,092
Liabilities:
Payables:
Fund shares repurchased 488,480
Investments purchased 2,510,000
Distributions 1,233,779
Advisory fees 75,162
Administration services fees 45,346
Professional fees 57,113
Trustees' fees and expenses 2,753
Trustees' deferred compensation fees 14,278
Accrued expenses and other payables 4,535
Total Liabilities 4,431,446
Commitments and contingent liabilities (Note 3)
Net Assets $ 453,187,646
Investments securities, at cost 291,500,789
Cost of repurchase agreements 162,600,000
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 453,182,469
Total distributable earnings (loss) 5,177
Total Net Assets $ 453,187,646
Net Assets American Cancer Society Support – Class D Shares $ 410,493,983
Shares outstanding, $0.01 Par Value (unlimited shares authorized) 410,493,982
Net Asset Value Per Share $ 1.00
Net Assets American Cancer Society Support – Class I Shares $ 25,635,055
Shares outstanding, $0.01 Par Value (unlimited shares authorized) 25,634,338
Net Asset Value Per Share $ 1.00
Net Assets American Cancer Society Support – Class N Shares $ 11,217,974
Shares outstanding, $0.01 Par Value (unlimited shares authorized) 11,217,753
Net Asset Value Per Share $ 1.00
Net Assets American Cancer Society Support – Class T Shares $ 5,840,634
Shares outstanding, $0.01 Par Value (unlimited shares authorized) 5,840,733
Net Asset Value Per Share $ 1.00

Janus Henderson Government Money Market Fund
Statement of Operations
For the year ended June 30, 2026
8 June 30, 2026
See Notes to Financial Statements.
Investment Income:
Interest $ 17,609,321
Total Investment Income 17,609,321
Expenses:
Advisory fees 900,553
Administration services fees
American Cancer Society Support – Class D Shares 826,062
American Cancer Society Support – Class I Shares 40,385
American Cancer Society Support – Class N Shares 1,703
American Cancer Society Support – Class T Shares 17,625
Professional fees 51,145
Trustees' fees and expenses 10,518
Other expenses 4,535
Total Expenses 1,852,526
Less: Excess Expense Reimbursement and Waivers (398,665)
Net Expenses 1,453,861
Net Investment Income/(Loss) 16,155,460
Net Realized Gain/(Loss) on Investments:
Investments $ 118
Total Net Realized Gain/(Loss) on Investments $ 118
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 16,155,578

Janus Henderson Government Money Market Fund
Statements of Changes in Net Assets
Janus Investment Fund 9
See Notes to Financial Statements.
Year Ended
June 30, 2026
Year Ended
June 30, 2025
(1),(2)
Operations:
Net investment income/(loss) $ 16,155,460 $ 17,498,469
Net realized gain/(loss) on investments 118 38
Net Increase/(Decrease) in Net Assets Resulting from Operations 16,155,578 17,498,507
Dividends and Distributions to Shareholders:
American Cancer Society Support – Class D Shares (14,830,728) (17,169,352)
American Cancer Society Support – Class I Shares (790,228) (257)
American Cancer Society Support – Class N Shares (307,935) (57,758)
American Cancer Society Support – Class T Shares (218,464) (270,940)
Net Decrease from Dividends and Distributions to Shareholders (16,147,355) (17,498,307)
Capital Share Transactions:
American Cancer Society Support – Class D Shares (7,512,242) 34,417,376
American Cancer Society Support – Class I Shares 25,587,319 47,021
American Cancer Society Support – Class N Shares 7,711,034 3,506,719
American Cancer Society Support – Class T Shares 108,637 (485,250)
Net Increase/(Decrease) from Capital Share Transactions 25,894,748 37,485,866
Net Increase/(Decrease) in Net Assets 25,902,971 37,486,066
Net Assets:
Beginning of Year   427,284,675 389,798,609
End of Year $ 453,187,646 $ 427,284,675
(1)
Period from December 9, 2024 (inception date) through June 30, 2025 for Class I shares.
(2)
Period from October 18, 2024 (inception date) through June 30, 2025 for Class N shares.

Janus Henderson Government Money Market Fund
Financial Highlights
10 June 30, 2026
See Notes to Financial Statements.
American Cancer Society Support – Class D Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.04 0.04 0.05 0.03 —
(2)
Net realized and unrealized gain/(loss) — — — — —
Total from Investment Operations 0.04 0.04 0.05 0.03 —
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.04) (0.04) (0.05) (0.03) —
(2)
Distributions (from capital gains) — — — —
(2)
—
Total Dividends and Distributions (0.04) (0.04) (0.05) (0.03) —
Net Asset Value, End of Period $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Total Return
*
3 .65% 4 .36% 4 .88% 3 .27% 0 .00%
Net assets, End of Period (in thousands) $ 410,494 $ 417,999 $ 383,582 $ 383,879 $ 406,908
Ratios to Average Net Assets:
Ratio of Gross Expenses 0 .41% 0 .47% 0 .57% 0 .58% 0 .57%
Ratio of Net Expenses (After Waivers and Expense Offsets) 0 .33% 0 .42% 0 .57% 0 .58% 0 .25%
Ratio of Net Investment Income/(Loss) 3 .58% 4 .27% 4 .77% 3 .20% 0 .00%
(3)
*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)
Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Less than $0.005 on a per share basis.
(3)
Less than 0.005%

Janus Henderson Government Money Market Fund
Financial Highlights
Janus Investment Fund 11
See Notes to Financial Statements.
American Cancer Society Support – Class I Shares
For a share outstanding during the year ended June 30 2026 2025
(1)
Net Asset Value, Beginning of Period $ 1.00 $ 1.00
Income/(Loss) from Investment Operations: – –
Net investment income/(loss)
(2)
0.04 0.02
Net realized and unrealized gain/(loss) — —
Total from Investment Operations 0.04 0.02
Less Dividends and Distributions: – –
Dividends (from net investment income) (0.04) (0.02)
Total Dividends and Distributions (0.04) (0.02)
Net Asset Value, End of Period $ 1.00 $ 1.00
Total Return
*
3 .79% 2 .35%
Net assets, End of Period (in thousands) $ 25,635 $ 47
Ratios to Average Net Assets:**
Ratio of Gross Expenses 0 .40% 0 .40%
Ratio of Net Expenses (After Waivers and Expense Offsets) 0 .20% 0 .20%
Ratio of Net Investment Income/(Loss) 3 .71% 4 .24%
*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Period from December 9, 2024 (inception date) through June 30, 2025.
(2) Per share amounts are calculated based on average shares outstanding during the year or period.

Janus Henderson Government Money Market Fund
Financial Highlights
12 June 30, 2026
See Notes to Financial Statements.
American Cancer Society Support – Class N Shares
For a share outstanding during the year ended June 30 2026 2025
(1)
Net Asset Value, Beginning of Period $ 1.00 $ 1.00
Income/(Loss) from Investment Operations: – –
Net investment income/(loss)
(2)
0.04 0.03
Net realized and unrealized gain/(loss) — —
Total from Investment Operations 0.04 0.03
Less Dividends and Distributions: – –
Dividends (from net investment income) (0.04) (0.03)
Total Dividends and Distributions (0.04) (0.03)
Net Asset Value, End of Period $ 1.00 $ 1.00
Total Return
*
3 .79% 3 .01%
Net assets, End of Period (in thousands) $ 11,218 $ 3,507
Ratios to Average Net Assets:
**
Ratio of Gross Expenses 0 .24% 0 .23%
Ratio of Net Expenses (After Waivers and Expense Offsets) 0 .20% 0 .20%
Ratio of Net Investment Income/(Loss) 3 .71% 4 .13%
*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Period from October 18, 2024 (inception date) through June 30, 2025.
(2) Per share amounts are calculated based on average shares outstanding during the year or period.

Janus Henderson Government Money Market Fund
Financial Highlights
Janus Investment Fund 13
See Notes to Financial Statements.
American Cancer Society Support – Class T Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.03 0.04 0.05 0.03 —
(2)
Net realized and unrealized gain/(loss) — — — — —
Total from Investment Operations 0.03 0.04 0.05 0.03 —
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.03) (0.04) (0.05) (0.03) —
(2)
Distributions (from capital gains) — — — —
(2)
—
Total Dividends and Distributions (0.03) (0.04) (0.05) (0.03) —
Net Asset Value, End of Period $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Total Return
*
3 .52% 4 .26% 4 .86% 3 .25% 0 .00%
Net assets, End of Period (in thousands) $ 5,841 $ 5,732 $ 6,217 $ 6,264 $ 8,866
Ratios to Average Net Assets:
Ratio of Gross Expenses 0 .49% 0 .53% 0 .59% 0 .60% 0 .59%
Ratio of Net Expenses (After Waivers and Expense Offsets) 0 .46% 0 .51% 0 .59% 0 .60% 0 .26%
Ratio of Net Investment Income/(Loss) 3 .45% 4 .18% 4 .75% 3 .14% 0 .00%
(3)
* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1) Per share amounts are calculated based on average shares outstanding during the year or period.
(2) Less than $0.005 on a per share basis.
(3) Less than 0.005%

Janus Henderson Government Money Market Fund
Notes to Financial Statements
14 June 30, 2026
1. Organization and Significant Accounting Policies
Janus Henderson Government Money Market Fund (the “Fund" ),is a series fund. The Fund is part of Janus Investment
Fund (the  "Trust"), which is organized as a Massachusetts business trust and is registered under the Investment
Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board ("FASB")
Accounting Standards Codification ("ASC") Topic 946. The Trust offers 34 Funds which include multiple series of shares, with differing investment objectives and policies. The Fund seeks capital preservation and liquidity with current income as a secondary objective. Janus Henderson Investors US LLC is the investment adviser (the "Adviser") to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
The Fund operates as a "government money market fund" as such term is defined in or interpreted under Rule 2a-7 under the investment Company act of 1940, as amended. As a government money market fund, the Fund pursues its investment objectives by normally investing at least 99.5% of its total assets in cash, U.S. Government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities).
As a government money market fund, the Fund is not required to impose a liquidity fee on fund redemptions. The
Trustees have determined not to subject the Fund to a liquidity fee on fund redemptions. The Trustees have reserved its ability to change this determination with respect to liquidity fees, but only after providing appropriate prior notice to shareholders.
Shareholders, including other funds, individuals, accounts, as well as each Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of a Fund's shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Funds' assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable.  Previously, Class D Shares were only available to investors who already had a direct account with the Janus
Henderson funds; immediate family members or members of the same household of an eligible individual investor; and
existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of: 1) certain adviser assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N
Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to
ASC Topic 280, Segment Reporting . The CODM has concluded that the Fund operated as a single segment entity for

Janus Henderson Government Money Market Fund
Notes to Financial Statements
Janus Investment Fund 15
the year ended June 30, 2026. The key indicator of performance of the Fund is net investment income as reported on the
Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Liquidity
The Fund has adopted liquidity requirements (measured at the time of purchase) as noted:
The Fund will limit its investments in illiquid securities to 5% or less of its total assets.
Daily liquidity . The Fund will invest at least 25% of its total assets in “daily liquid assets,” which generally include cash
(including demand deposits), direct obligations of the U.S. Government, securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within one business day, and/or amounts receivable and due unconditionally within one business day on pending sales of portfolio securities.
Weekly liquidity. The Fund will invest at least 50% of its assets in “weekly liquid assets,” which generally include cash
(including demand deposits), direct obligations of the U.S. Government, agency discount notes with remaining maturities of 60 days or less, and securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within five business days.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Investments held by the Fund are valued utilizing the amortized cost method of valuation permitted in accordance with
Rule 2a-7 under the 1940 Act and certain conditions therein. Under the amortized cost method, which does not take into account unrealized capital gains or losses, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the
Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE.
Periodic review and monitoring of the valuation of short-term securities is performed in an effort to ensure that amortized cost approximates market value. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Janus Henderson Government Money Market Fund
Notes to Financial Statements
16 June 30, 2026
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2026 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
Dividends, if any, are declared daily and distributed monthly for the Fund. Realized capital gains, if any, are declared and distributed in December. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

Janus Henderson Government Money Market Fund
Notes to Financial Statements
Janus Investment Fund 17
Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Fund's management has determined the Fund did not pay a significant amount of income taxes for the year ended
June 30, 2026.
2. Other Investments and Strategies
Market Risk
The value of the Fund's portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases.
Further, regardless of how well individual companies or securities perform, the value of the Fund's portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
Armed Conflict . Armed conflicts between countries or in a geographic region, such as the ongoing armed conflicts in
Europe and the Middle East, have the potential to adversely impact a Fund. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Repurchase Agreements
The Fund and other funds advised by the Adviser or its affiliates may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.
Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/
or retention of the collateral or proceeds may be subject to legal proceedings.
Variable and Floating Rate Notes
The Fund also may purchase variable and floating rate demand notes of corporations and other entities, which are unsecured obligations redeemable upon not more than 30 days’ notice. The Fund may purchase variable and floating rate demand notes of U.S. Government issuers. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days’ notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a seven day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid investment. The rate of

Janus Henderson Government Money Market Fund
Notes to Financial Statements
18 June 30, 2026
interest on securities purchased by the Fund may be tied to short-term Treasury or other government securities or indices on securities that are permissible investments of the Fund, as well as other money market rates of interest. The Fund will not purchase securities whose values are tied to interest rates or indices that are not appropriate for the duration and volatility standards of a money market fund.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to a Fund ("counterparty risk"). Counterparty risk may arise because of the counterparty's financial condition
(i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty's inability to fulfill its obligation may result in significant financial loss to a Fund. A Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of a Fund's exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through its investments in certain securities, including, but not limited to, repurchase agreements and debt securities. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Offsetting Assets and Liabilities
The Funds presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
The Offsetting Assets and Liabilities tables located in the Schedules of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see each
Fund's Schedule of Investments.
All repurchase agreements are transacted under legally enforceable master repurchase agreements that give a Fund, in the event of default by the counterparty, the right to liquidate securities held and to offset receivables and payables with the counterparty. For financial reporting purposes, the Fund does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund's custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest.
3. Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.20% of its average daily net assets.
The Adviser will donate from the Adviser’s own resources, an amount representing 50% of the Adviser’s quarterly management fee revenue attributable to the Fund, net of any fee waivers and/or expense reimbursements, to the
American Cancer Society® (“ACS”) in connection with ACS’s agreement to license the use of its name and trademarks to the Adviser. The Adviser will make annual minimum contributions to ACS of $1 million from 2024 to 2027, and in each year thereafter to the extent this arrangement continues. The Adviser’s donation may result in a tax benefit for the Adviser, but will not result in a tax benefit for shareholders. The ACS does not endorse any service or product. Shares of the Fund are not sponsored, endorsed, or promoted by the ACS, and the ACS is not an investment adviser or service provider to the Fund, Trust, or Adviser.
Class D Shares, Class T Shares, Class I Shares, and Class N Shares of the Fund compensate the Adviser at an annual rate of 0.20%, 0.28%, 0.18%, and 0.02%, respectively, of average daily net assets for providing certain administration services including, but not limited to, recordkeeping and registration functions and also to pay for costs such as

Janus Henderson Government Money Market Fund
Notes to Financial Statements
Janus Investment Fund 19
shareholder servicing and custody. These amounts are disclosed as “Administration services fees” on the Statement of Operations. A portion of the Fund’s administration fee is paid to BNP Paribas Financial Services ("BPFS"). BPFS provides certain administrative services to the Fund, including services related to Fund accounting, calculation of the
Fund’s daily NAV, and Fund audit, tax, and reporting obligations, pursuant to a sub-administration agreement with the
Adviser on behalf of the Fund. The Adviser does not receive any additional compensation, beyond the administration services fee for serving as administrator.
The Adviser has contractually agreed to waive and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed for Class D Shares, Class T Shares, Class I Shares, and Class N Shares,
0.33%, 0.46%, 0.20%, and 0.20%, for at least a one-year period commencing on October 28, 2025.
In addition, the Adviser may voluntarily waive and/or reimburse additional fees to the extent necessary to assist the Fund in attempting to maintain a yield of at least 0.00%. These waivers and reimbursements are voluntary and could change or be terminated at any time at the discretion of the Adviser. There is no guarantee that the Fund will maintain a positive yield. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense
Reimbursement” on the Statement of Operations.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustee. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Deferred Plan funds that are selected by the Trustees of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of June 30, 2026 on the Statement of Assets and Liabilities in the asset, "Trustees' deferred compensation," and liability,
"Trustees' deferred compensation fees." Additionally, the recorded unrealized appreciation/(depreciation) is included in "Total distributable earnings (loss)" on the Statement of Assets and Liabilities. Deferred compensation expenses for the year ended June 30, 2026 are included in "Trustees' fees and expenses" on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $70,750 were paid by the Trust to the Trustees under the Deferred
Plan during the year ended June 30, 2026.
As of June 30, 2026, shares of the Fund were owned by affiliates of the Adviser, and/or other funds advised by the
Adviser, as indicated in the table below:
4. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
Other book to tax differences primarily consist of deferred compensation. The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the
Internal Revenue Code.
Janus Henderson Government Money Market Fund % of Class Owned % of Fund Owned
American Cancer Society Support – Class I Shares 0.00%
*
0%
*
American Cancer Society Support – Class N Shares 0.00
*
0
*
* Less than 0.50%.

Janus Henderson Government Money Market Fund
Notes to Financial Statements
20 June 30, 2026
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to capital.
For the year ended June 30, 2026
For the year ended June 30, 2025
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets.
5. Capital Share Transactions
Undistributed
Ordinary
Income
Undistributed
Long-Term
Gains
Accumulated
Capital
Losses
Loss
Deferrals
Other Book
to Tax
Differences
Net Tax
Appreciation/
(Depreciation)
Janus Henderson Government
Money Market Fund $ 18,817 $ — $ — $ — $ (14,278) $ 638
Distributions
Fund
From Ordinary
Income
From Long-Term
Capital Gains
Tax Return of
Capital
Net Investment
Loss
Janus Henderson Government Money Market Fund $ 16,147,355 $ — $ — $ —
Distributions
Fund
From Ordinary
Income
From Long-Term
Capital Gains
Tax Return of
Capital
Net Investment
Loss
Janus Henderson Government Money Market Fund $ 17,498,307 $ — $ — $ —
Year Ended June 30, 2026 Year Ended June 30, 2025
(1),(2)
Janus Henderson Government Money Market Fund Shares Amount Shares Amount
American Cancer Society Support – Class D Shares
Shares sold 180,203,037 $ 180,203,034 222,504,747 $ 222,504,746
Reinvested dividends and distributions 14,519,464 14,519,464 16,808,818 16,808,818
Shares repurchased (202,234,739) (202,234,740) (204,896,188) (204,896,188)
Net Increase/(Decrease) (7,512,238) $ (7,512,242) 34,417,377 $ 34,417,376
American Cancer Society Support – Class I Shares
Shares sold 40,027,184 $ 40,027,186 47,214 $ 47,214
Reinvested dividends and distributions 785,302 785,302 257 257
Shares repurchased (15,225,169) (15,225,169) (450) (450)
Net Increase/(Decrease) 25,587,317 $ 25,587,319 47,021 $ 47,021
American Cancer Society Support – Class N Shares
Shares sold 15,538,750 $ 15,538,750 4,769,991 $ 4,769,991
Reinvested dividends and distributions 292,684 292,684 57,758 57,758
Shares repurchased (8,120,400) (8,120,400) (1,321,030) (1,321,030)
Net Increase/(Decrease) 7,711,034 $ 7,711,034 3,506,719 $ 3,506,719
American Cancer Society Support – Class T Shares
Shares sold 6,011,320 $ 6,011,320 9,915,761 $ 9,915,761
Reinvested dividends and distributions 218,430 218,430 270,440 270,440
Shares repurchased (6,121,113) (6,121,113) (10,671,451) (10,671,451)
Net Increase/(Decrease) 108,637 $ 108,637 (485,250) $ (485,250)
(1) Period from December 9, 2024 (inception date) through June 30, 2025 for Class I shares.
(2) Period from October 18, 2024 (inception date) through June 30, 2025 for Class N shares.

Janus Henderson Government Money Market Fund
Notes to Financial Statements
Janus Investment Fund 21
6. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to June 30, 2026 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's' financial statements.

Janus Henderson Government Money Market Fund
Report of Independent Registered Public Accounting Firm
22 June 30, 2026
To the Board of Trustees of Janus Investment Fund and Shareholders of Janus Henderson Government Money Market
Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus
Henderson Government Money Market Fund (one of the funds constituting Janus Investment Fund, referred to hereafter as the “Fund”) as of June 30, 2026, the related statement of operations for the year ended June 30, 2026, the statement of changes in net assets for each of the two years in the period ended June 30, 2026, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June
30, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2026 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the
Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June
30, 2026 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
Denver, Colorado
August 24, 2026
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.

Janus Henderson Government Money Market Fund
Designation Requirements (Unaudited)
Janus Investment Fund 23
For federal income tax purposes, the Fund designated the following for the year ended June 30, 2026:
Fund
Dividends Received
Deduction
Qualified Dividend
Income Percentage
Section 163(j)
Interest Dividend
Janus Henderson Government Money Market Fund – % – % 100%

Janus Henderson Government Money Market Fund
Additional Information
(unaudited)
24 June 30, 2026
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
A special meeting of Janus Investment Fund (“JIF”) shareholders was held on May 18, 2026 (the "meeting"). At the meeting, the following matters were voted on and approved by shareholders. Each vote reported represents one dollar of net asset value held on the record date for the meeting. The results of the meeting are noted below.
Proposals
1. For all JIF Funds, to approve a new investment advisory agreement between the Trust, on behalf of the Fund, and Janus Henderson Investors US LLC (“Janus Henderson Investors” or the “Adviser”).
Janus Henderson Government Money Market Fund
2. For all JIF Funds, to elect eight trustees as the Board of Trustees of the Trust.
Janus Henderson Government Money Market Fund
2.01 To elect Cheryl D. Alston to the Board of Trustees of the Trust.
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
463,331,993.173 234,163,473.967 12,303,239.095 7,728,648.937 29,225,702.000 283,421,063.999
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
50.539 2.655 1.668 6.308 61.170 82.620 4.341 2.727 10.312 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
463,331,993.173 264,255,109.183 18,724,007.626 0.000 0.000 282,979,116.809
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
57.034 4.041 0.000 0.000 61.075 93.383 6.617 0.000 0.000 100.000

Janus Henderson Government Money Market Fund
Additional Information
(unaudited)
Janus Investment Fund 25
2.02 To elect Darrell B. Jackson to the Board of Trustees of the Trust.
2.03 To elect Dominic Janssens to the Board of Trustees of the Trust.
2.04 To elect Alan A. Brown to the Board of Trustees of the Trust.
2.05 To elect Raudline Etienne to the Board of Trustees of the Trust.
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
463,331,993.173 263,668,965.387 19,310,151.422 0.000 0.000 282,979,116.809
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
56.907 4.168 0.000 0.000 61.075 93.176 6.824 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
463,331,993.173 263,877,743.593 19,101,373.216 0.000 0.000 282,979,116.809
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
56.952 4.123 0.000 0.000 61.075 93.250 6.750 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
463,331,993.173 263,712,602.507 19,266,514.302 0.000 0.000 282,979,116.809
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
56.917 4.158 0.000 0.000 61.075 93.192 6.808 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
463,331,993.173 263,955,333.114 19,023,783.695 0.000 0.000 282,979,116.809
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
56.969 4.106 0.000 0.000 61.075 93.277 6.723 0.000 0.000 100.000

Janus Henderson Government Money Market Fund
Additional Information
(unaudited)
26 June 30, 2026
2.06 To elect William F. McCalpin to the Board of Trustees of the Trust.
2.07 To elect Gary A. Poliner to the Board of Trustees of the Trust.
2.08 To elect Gwen L. Shaneyfelt to the Board of Trustees of the Trust.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment
Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The members of the Board of Trustees (the “Board” or “Trustees”) of Janus Investment Fund (“JIF”) and Janus Aspen
Series (“JAS,” and together with JIF, the “Trusts”), all of whom are Independent Trustees (i.e., those Trustees not considered “interested” persons, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended
(the “1940 Act”), of the Trusts, the Trusts’ investment adviser, Janus Henderson Investors US LLC (the “Adviser”) or the
Trusts’ distributor, Janus Henderson Distributors US LLC (the “Distributor”)), oversee the management of each portfolio or series of the Trusts (each, a “Fund” and collectively, the “Funds”). The Board convened a special meeting on January
14, 2026 (the “January 14 Special Meeting”) to meet with management representatives of Janus Henderson Group plc
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
463,331,993.173 263,733,793.511 19,245,323.298 0.000 0.000 282,979,116.809
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
56.921 4.154 0.000 0.000 61.075 93.199 6.801 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
463,331,993.173 263,801,226.683 19,177,890.126 0.000 0.000 282,979,116.809
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
56.936 4.139 0.000 0.000 61.075 93.223 6.777 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
463,331,993.173 264,381,476.026 18,597,640.783 0.000 0.000 282,979,116.809
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
57.061 4.014 0.000 0.000 61.075 93.428 6.572 0.000 0.000 100.000

Janus Henderson Government Money Market Fund
Additional Information
(unaudited)
Janus Investment Fund 27
(“Janus Henderson”), the parent company of the Adviser and the Distributor, for a preliminary discussion of the take-
private transaction in which Janus Henderson will be acquired by, among others, Trian Fund Management, L.P. and its affiliated funds (“Trian”) and General Catalyst Group Management, LLC and its affiliated funds (“General Catalyst”) (the
“Transaction”), its anticipated timeline and the expected implications for the Adviser and the Funds overseen by the
Trustees. In connection with the January 14 Special Meeting, the Trustees also met and conferred with their independent legal counsel to formulate a due diligence process to seek to ensure that the Trustees have sufficient information to exercise their reasonable business judgment and determine whether to approve new investment advisory agreements between the Trusts, on behalf of the Funds, and the Adviser (the “New Advisory Agreements”) required as a result of the
Transaction and to recommend that shareholders of the Funds do the same.
As part of its due diligence process, the Board developed an initial list of questions and informational requests related to the proposed Transaction, which was issued to the Adviser on January 16, 2026. At a special Board meeting held on January 30, 2026 (the “January 30 Special Meeting”), the Board reviewed and considered the Adviser’s response to the initial information request and raised various questions with management of Janus Henderson. Among other things, various Janus Henderson management representatives discussed the expected impact of the Transaction on the nature, extent and quality of services the Adviser and its affiliates are expected to provide to the Funds following the Transaction, addressing, among other matters, the personnel expected to provide such services and efforts to attract and retain human capital, and the resources available to do so.
At the January 30 Special Meeting, in response to the Board’s request, certain representatives of Trian and General
Catalyst met with the Independent Trustees to address various questions regarding each organization and the anticipated management and operation of Janus Henderson and the Adviser upon the closing of the Transaction (the “Closing”)
of the Transaction. With respect to Trian, the Trustees also considered its history as a significant shareholder of Janus
Henderson for several years, including with nonexecutive director representatives on the Janus Henderson Board of
Directors, and Trian’s support for the operational and strategic initiatives implemented by Janus Henderson’s senior management.
After the January 30 Special Meeting, the Trustees, in consultation with independent legal counsel, developed a supplemental request for additional information, which was provided to the Adviser on February 2, 2026. At a subsequent in-person special Board meeting held on February 11, 2026 (the “February 11 Special Meeting”), the Board considered the
Adviser’s response to the supplemental information request and again met with the management of Janus Henderson to discuss the impact of the Transaction on the nature, extent and quality of services the Adviser is expected to provide to the Funds following the Transaction, and also met with various officers of the Funds and of the Adviser. At the February
11 Special Meeting, the Board considered the proposed New Advisory Agreement and the proposed Interim Advisory
Agreement for each of the Funds. During each of these meetings, the Board sought additional and clarifying information as it deemed necessary or appropriate. Throughout the process, the Board had the assistance of its independent legal counsel, who advised them on, among other things, its duties and obligations.
In connection with the Board’s review, the Adviser provided, and the Board obtained, substantial information regarding the following matters: the management, financial position, access to resources, and business of Trian and General
Catalyst; the history of Trian’s and General Catalyst’s businesses and operations; the proposed structure, operations, and investment processes of the investment management organization after the Transaction and the strategy for operating, governing and growing the business following the Transaction; information about how Trian and General Catalyst will assess potential enhancements to Janus Henderson following the close of the Transaction; the future plans of Janus
Henderson with respect to the Funds and the fact that there are not any proposed changes to the operations or structure of the Funds; and the future plans of Janus Henderson with respect to the provision of services to the Funds, and the

Janus Henderson Government Money Market Fund
Additional Information
(unaudited)
28 June 30, 2026
entities providing such services, including those affiliated with Janus Henderson. The Board also received information regarding the terms of the Transaction, and the anticipated management of Janus Henderson following the Closing.
In considering whether to approve the New Advisory Agreements, the Trustees also took into account their annual contract review process (“Annual Contract Review”) that they had recently undertaken, including with respect to the proposed continuation of the current investment advisory agreements between the Trusts, on behalf of the Funds, and the Adviser (the “Current Advisory Agreements”) which had been approved for renewal at a meeting of the Board held on December 9-10, 2025. The Board noted that, as part of its Annual Contract Review, independent legal counsel to the Independent Trustees prepares and issues various informational requests to the Adviser and its affiliates so that, in conjunction with information provided by other parties, including its independent fee consultant, as well as information provided by the Adviser and the independent fee consultant over the course of the year, the Independent Trustees have sufficient information on which they were able to make an informed determination about the continuation of the Current
Advisory Agreements. The Board noted that the information provided and considered in connection with the Annual
Contract Review addressed various aspects of the Adviser’s organization, resources, and capabilities, including the nature and quality of services provided by the Adviser, as well as numerous other factors relevant to the consideration of the
Current Advisory Agreements. These other factors included, among other things: each Fund’s investment performance, on an absolute basis and relative to appropriate peer groups and one or a combination of market indices; investment management fees, management fee breakpoints, performance fee structures, expense ratios, and asset sizes of the
Funds, as applicable, and peer groups; the Adviser’s estimated profitability from the investment management services it provides to each Fund and whether the Adviser receives adequate incentives and resources to manage the Funds effectively; and other “fall-out” or ancillary benefits that accrue to the Adviser and its affiliates from their relationships with the Funds, including revenues derived from services provided to the Funds by affiliates of the Adviser. The Trustees also considered that the Current Advisory Agreements are the product of multiple years of review and negotiation and information received and considered by the Board in the exercise of their business judgment during those years. In view of the representations and statements made by Janus Henderson, Trian and General Catalyst, including that the terms of each New Advisory Agreement are substantially identical to the corresponding Current Advisory Agreement, with no change in the contractual advisory fee rate borne by a Fund or the investment advisory services it receives as a result of the Transaction, the Trustees determined to take into account information considered and conclusions reached during the
Annual Contract Review as they deemed relevant in considering the approval of the New Advisory Agreements.
In connection with executive sessions convened at the February 11 Special Meeting, the Independent Trustees
considered various discussions with Trust officers and representatives of key constituencies at Janus Henderson relevant to the Funds. The Independent Trustees conferred with each other and with their independent legal counsel as they assessed the proposed New Advisory Agreements and Interim Advisory Agreements for the Funds. In so doing, each of the Independent Trustees applied his or her individual business judgment and relative institutional knowledge of the
Funds’ management and Janus Henderson’s organizational practices, while recognizing variances in tenure among the
Independent Trustees.
In determining whether to approve the New Advisory Agreement for each Fund in connection with the Transaction, and whether to recommend approval to Fund shareholders, the Board received information and made inquiries into necessary matters as it deemed appropriate. The Board reviewed and considered various factors it deemed relevant, including the following factors, among others, none of which by itself was considered dispositive:
The terms of each of the New Advisory Agreements are substantially identical to each of the corresponding Current
Advisory Agreements, and the contractual fee rate will not change;

Janus Henderson Government Money Market Fund
Additional Information
(unaudited)
Janus Investment Fund 29
The Adviser’s plans for the operations of the Funds, including its plans for the continued provision of all services currently provided to the Funds by the Adviser and its affiliates, including, among others, investment advisory services, portfolio trading services, investment research and analysis, cash management, investment risk management, compliance, administrative and accounting services, and the personnel and resources expected to support the provision of such services;
Janus Henderson’s assessment of potential organizational benefits resulting from the Transaction, including that: (i)
as a private company, Janus Henderson may have more flexibility in making additional investments in its business;
(ii) as a private company, Janus Henderson may be better able to structure compensation packages to attract and retain talented personnel; (iii) Janus Henderson may be able to take advantage of new or enhanced distribution arrangements introduced as a result of the Transaction and the parties thereto; (iv) the experience, capabilities and resources of Trian and General Catalyst may help Janus Henderson identify, finance and pursue growth opportunities, such as acquisitions; (v) additional economies of scale could potentially be achieved in the future as a result of the willingness of Trian and General Catalyst to support Janus Henderson’s global asset management business; and (vi) the Funds may benefit from organizational resources and initiatives introduced and implemented following the Transaction; and
The support expressed by the current senior management team at Janus Henderson for the Transaction and the
Adviser’s recommendation that the Board approve the New Advisory Agreements.
In connection with its deliberations, the Board received assurances from Janus Henderson, on behalf of itself and its affiliates including the following:
Janus Henderson has provided to the Board such information as it believes is reasonably necessary to evaluate the
New Advisory Agreements.
Janus Henderson is committed to the continuance, without interruption, of services to the Funds of at least the type and quality currently provided by the Adviser and its affiliates, or superior thereto;
The Transaction is not expected to negatively affect the nature, extent, or quality of the investment advisory services provided by the Adviser to the Funds following the Transaction, and the investment advisory services are expected to be at least comparable to the services being provided under the Current Advisory Agreements. In this regard, the Board noted specific representations that Janus Henderson does not intend for the nature, extent, or quality of investment advisory and other services to be provided to the Funds following the Transaction to change.
Janus Henderson does not intend to make changes to the portfolio managers providing services to the Funds or to the manner in which each Fund’s assets are managed and that each Fund’s current operations are expected to remain unchanged;
The intent of Janus Henderson to take the necessary and appropriate steps to retain and attract its key investment advisory, compliance, financial, fund accounting, and administrative personnel supporting the management and oversight of the Funds; and
Janus Henderson is not aware of any express or implied term, condition, arrangement, or understanding that would impose in its best judgement an “unfair burden” on any Fund as a result of the Transaction, as defined in Section
15(f) of the 1940 Act, and that Janus Henderson will take no action that would have the effect of imposing such an
“unfair burden” on any Fund in connection with the Transaction.
Janus Henderson assured the Board that it intended to comply with Section 15(f) of the 1940 Act.
The Board has been advised that the parties to the Agreement have structured the Transaction in reliance upon
Section 15(f) of the 1940 Act. Section 15(f) provides in substance that when a sale of a controlling interest in an investment adviser occurs, the investment adviser or any of its affiliated persons may receive any amount or benefit in connection with the sale so long as two conditions are satisfied. The first condition of Section 15(f) is that, during the three-year period following the consummation of a transaction, at least 75% of the investment company’s board of

Janus Henderson Government Money Market Fund
Additional Information
(unaudited)
30 June 30, 2026
directors must not be “interested persons” (as defined in the 1940 Act) of the investment adviser or predecessor adviser.
The composition of the Board of the Trust currently meets this test and would continue to meet this test after the trustee election pursuant to Proposal 2. Second, an “unfair burden” (as defined in the 1940 Act, including any interpretations or no-action letters of the Securities and Exchange Commission or the staff of the SEC) must not be imposed on the investment company as a result of the transaction relating to the sale of such interest, or any express or implied terms, conditions or understandings applicable thereto. The term “unfair burden” (as defined in the 1940 Act) includes any arrangement, during the two-year period after the transaction, whereby the investment adviser (or predecessor or successor adviser), or any “interested person” (as defined in the 1940 Act) of such an adviser, receives or is entitled to receive any compensation, directly or indirectly, from the investment company or its security holders (other than fees for bona fide investment advisory or other services) or from any person in connection with the purchase or sale of securities or other property to, from or on behalf of the investment company (other than bona fide ordinary compensation as principal underwriter for the investment company). Under the Agreement, Trian and General Catalyst have acknowledged
Janus Henderson’s reliance upon the benefits and protections provided by Section 15(f) and have agreed to use reasonable best efforts after the Closing to conduct its business to cause the requirements of Section 15(f) to be met in respect of the Transaction.
Janus Henderson represented that it does not believe that an “unfair burden” will be placed on the Funds as a result of the Transaction. In furtherance thereof, Janus Henderson has undertaken to pay the costs of preparing and distributing proxy materials to, and of holding the meetings of, the Funds’ shareholders, as well as other fees and expenses in connection with the Transaction, including the reasonable fees and expenses of legal counsel and consultants to the
Funds and the Trustees.
In considering the approval of the proposed interim investment advisory agreements between the Trusts, on behalf of the Funds, and the Adviser (“Interim Advisory Agreements”) at the February 11 Special Meeting, the Independent
Trustees also took into account the specific purpose, limited term and other requirements relating to the Interim Advisory
Agreements.
On the basis of its review and consideration of the information, factors and assurances described above, the Board, including all of the Independent Trustees, determined, through the exercise of its reasonable business judgment, that the terms of each of the New Advisory Agreements and each of the Interim Advisory Agreements are fair and reasonable and that the approval of such New Advisory Agreements and Interim Advisory Agreements is in the best interests of the
Funds.
As a result of its review and consideration of the New Advisory Agreements in connection with the Transaction, at the
February 11 Special Meeting the Board voted unanimously to approve a New Advisory Agreement for each Fund and to recommend such agreements to the Funds’ shareholders for their approval.

125-02-93025 08-26
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group Ltd. or one of its subsidiaries. © Janus Henderson Group Ltd.
Mutual funds distributed by Janus Henderson Distributors US LLC

ANNUAL FINANCIAL STATEMENTS
June 30, 2026
Janus Henderson Money Market Fund
Janus Investment Fund

Item 7. Financial Statements and Financial Highlights for Open-
End Management Investment Companies
Schedule of Investments 3
Notes to Schedule of Investments and Other Information 7
Statement of Assets and Liabilities 8
Statement of Operations 9
Statements of Changes in Net Assets 10
Financial Highlights 11
Notes to Financial Statements 13
Report of Independent Registered Public Accounting Firm 20
Designation Requirements 21
Items 8-11 - Additional Information 22

Janus Henderson Money Market Fund
Schedule of Investments
June 30, 2026
Janus Investment Fund 3
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Principal Amounts Value
Certificates of Deposit - 2 .1%
Royal Bank of Canada, 3.7400%, 10/6/26 $ 12,500,000 $ 12,494,861
Swedbank AB, 3.8800%, 10/30/26 15,000,000 15,000,000
Total Certificates of Deposit (cost $27,494,861) 27,494,861
Commercial Paper - 36 .2%
ANZ New Zealand International Ltd., 3.8669%, 9/14/26
±
15,500,000 15,376,969
ANZ New Zealand International Ltd., 3.8479%, 9/28/26
±
10,000,000 9,906,056
Australia & New Zealand Banking Group Ltd., 3.7380%, 8/14/26
±
11,600,000 11,547,542
Australia & New Zealand Banking Group Ltd., 3.8424%, 11/3/26
±
10,000,000 9,869,097
Commonwealth Bank of Australia, 3.7212%, 7/15/26
±
15,000,000 14,978,541
Commonwealth Bank of Australia, 3.6928%, 8/27/26
±
15,000,000 14,913,668
Commonwealth Bank of Australia, 3.8857%, 11/6/26
±
10,000,000 9,864,533
Commonwealth Bank of Australia, 3.9260%, 12/3/26
±
10,000,000 9,834,236
DNB Bank ASA, 3.7757%, 7/20/26
±
15,000,000 14,970,392
DNB Bank ASA, 3.8213%, 8/26/26
±
10,000,000 9,941,200
DNB Bank ASA, 3.9052%, 10/13/26
±
10,000,000 9,889,356
Gotham Funding Corp., 3.8274%, 9/2/26
±
15,000,000 14,900,775
Manhattan Asset Funding Co. LLC, 3.8674%, 7/21/26
±
15,000,000 14,968,083
Manhattan Asset Funding Co. LLC, 3.8165%, 9/1/26
±
10,000,000 9,934,900
Manhattan Asset Funding Co. LLC, 3.8693%, 10/7/26
±
10,000,000 9,896,011
Mizuho Bank Ltd., 3.7648%, 7/1/26
±
15,000,000 15,000,000
Mizuho Bank Ltd., 3.7644%, 8/24/26
±
15,000,000 14,916,625
National Bank of Canada, 3.6854%, 7/6/26
±
15,000,000 14,992,354
National Bank of Canada, 3.7639%, 7/27/26
±
10,000,000 9,972,989
National Bank of Canada, 3.8463%, 8/4/26
±
15,500,000 15,444,478
Nieuw Amsterdam Receivables Corp., 3.8577%, 7/9/26
±
10,000,000 9,991,511
Nieuw Amsterdam Receivables Corp., 3.8356%, 8/11/26
±
10,000,000 9,956,722
Nieuw Amsterdam Receivables Corp., 3.8389%, 8/17/26
±
15,000,000 14,925,583
Nieuw Amsterdam Receivables Corp., 3.8381%, 9/11/26
±
10,000,000 9,924,000
Royal Bank of Canada, 3.7733%, 7/16/26
±
10,000,000 9,984,462
Skandinaviska Enskilda Banken AB, 3.7244%, 7/7/26
±
10,000,000 9,993,859
Skandinaviska Enskilda Banken AB, 3.8848%, 11/3/26
±
10,000,000 9,867,708
Svenska Handelsbanken AB, 3.7693%, 8/12/26
±
10,000,000 9,956,250
Svenska Handelsbanken AB, 3.7915%, 9/3/26
±
15,000,000 14,900,000
Swedbank AB, 3.7420%, 7/10/26
±
14,712,000 14,698,388
Swedbank AB, 3.8465%, 7/24/26
±
15,000,000 14,963,535
Swedbank AB, 3.8672%, 8/3/26
±
8,200,000 8,171,286
Toronto-Dominion Bank (The), 3.8377%, 7/8/26
±
10,000,000 9,992,611
Toronto-Dominion Bank (The), 3.7562%, 7/10/26
±
15,000,000 14,986,070
Toronto-Dominion Bank (The), 3.7770%, 8/10/26
±
10,000,000 9,958,632
Toronto-Dominion Bank (The), 3.8830%, 9/23/26
±
10,000,000 9,910,867
Toronto-Dominion Bank (The), 3.8219%, 10/14/26
±
10,000,000 9,890,333
Victory Receivables Corp., 3.8531%, 7/24/26
±
10,000,000 9,975,595
Victory Receivables Corp., 3.8504%, 9/21/26
±
10,000,000 9,913,445
Total Commercial Paper (cost $463,078,662) 463,078,662
U.S. Government Agency Notes - 5 .5%
Federal Home Loan Bank Discount Notes
3.5958%, 7/1/26 10,000,000 10,000,000
3.6127%, 7/10/26 10,000,000 9,991,064
3.6741%, 7/29/26 10,000,000 9,971,767
3.6976%, 8/21/26 10,000,000 9,947,938
3.6464%, 9/4/26 10,000,000 9,934,946
3.6669%, 9/9/26 10,000,000 9,929,553
3.7192%, 10/9/26 10,000,000 9,897,944
Total U.S. Government Agency Notes (cost $69,673,212) 69,673,212

Janus Henderson Money Market Fund
Schedule of Investments
June 30, 2026
4 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Principal Amounts Value
U.S. Treasury Debt - 4 .7%
United States Treasury Bill, 3.6326%, 7/7/26 $ 10,000,000 $ 9,994,009
United States Treasury Bill, 3.5699%, 7/16/26 10,000,000 9,985,290
United States Treasury Bill, 3.5870%, 7/30/26 10,000,000 9,971,466
United States Treasury Bill, 3.6690%, 8/4/26 10,000,000 9,965,764
United States Treasury Bill, 3.6600%, 8/11/26 10,000,000 9,958,806
United States Treasury Bill, 3.6299%, 9/15/26 10,000,000 9,924,263
Total U.S. Treasury Debt (cost $59,799,598) 59,799,598
Variable Rate Demand Notes
¶
- 12 .6%
1450 Midvale Investors LLC (LOC: FHLB of San Francisco), 3.7200%, 10/1/60 9,855,000 9,855,000
Alper Drive Apts LLC (LOC: The Northern Trust Co.), 3.7600%, 8/1/61 12,300,000 12,300,000
Bakke Issuing Trust (LOC: FHLB of Atlanta), 3.7201%, 12/1/75 3,000,000 3,000,000
Bellevue 10 Apartments LLC (LOC: The Northern Trust Co.), 3.7600%, 4/1/60 3,450,000 3,450,000
Breckenridge Terrace LLC (LOC: Bank of America NA), 7.8069%, 5/1/39 18,980,000 18,980,000
Cellmark, Inc. (LOC: Swedbank AB, NY), 3.7200%, 6/1/38 10,000,000 10,000,000
County of Eagle (LOC: Bank of America NA), 3.9035%, 5/1/39 8,000,000 8,000,000
County of Eagle (LOC: Bank of America NA), 3.9035%, 6/1/27 9,100,000 9,100,000
Dorfman 2020 Family Trust (LOC: FHLB of Dallas), 3.7200%, 8/1/40 5,285,000 5,285,000
Drummond Family Life Insurance LLC (LOC: FHLB of Topeka), 3.7200%, 6/1/72 14,575,000 14,575,000
East Town Crossing LLC (LOC: FHLB of Des Moines), 3.7200%, 1/1/65 5,200,000 5,200,000
Encinitas Senior Living LP (LOC: FHLB of San Francisco), 3.7200%, 8/1/59 3,115,000 3,115,000
Griffin-Spalding County Development Authority (LOC: Bank of America NA),
3.7200%, 8/1/28 3,750,000 3,750,000
Jefferson Centerpointe LLC (LOC: FHLB of San Francisco), 3.7200%, 12/1/60 22,285,000 22,285,000
LAM 204 LLC (LOC: FHLB of Des Moines), 7/1/65 2,600,000 2,600,000
Lodi LV Loca LP (LOC: FHLB of San Francisco), 3.7200%, 8/1/59 13,500,000 13,500,000
Roers Rock Hill Apartments Owner I LLC (LOC: FHLB of San Francisco),
3.7200%, 12/1/64 1,235,000 1,235,000
Susan D Travers Heritage Trust (LOC: FHLB of Topeka), 3.7200%, 7/1/43 8,825,000 8,825,000
Tenderfoot Seasonal Housing LLC (LOC: Bank of America NA), 3.9035%, 7/1/35 5,700,000 5,700,000
Total Variable Rate Demand Notes (cost $160,755,000) 160,755,000

Janus Henderson Money Market Fund
Schedule of Investments
June 30, 2026
Janus Investment Fund 5
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Principal Amounts Value
Repurchase Agreements
ë
- 38 .9%
Credit Agricole Corporate & Investment Bank SA, Joint Repurchase Agreement,
3.6300%, dated 6/30/26, maturing 7/1/26 to be repurchased at $20,002,017 collateralized by $24,707,824 in U.S. Government Agencies 1.9911% - 6.5000%,
7/1/31 - 4/25/56 with a value of $20,400,000 $ 20,000,000 $ 20,000,000
Goldman Sachs & Co LLC, Joint Repurchase Agreement, 3.5900%, dated
6/30/26, maturing 7/1/26 to be repurchased at $90,008,975 collateralized by
$91,793,886 in U.S. Government Agencies 4.0476% - 7.4587%, 10/20/34 -
6/20/65 with a value of $91,800,000 90,000,000 90,000,000
HSBC Securities USA, Inc., Joint Repurchase Agreement, 3.5900%, dated
6/30/26, maturing 7/1/26 to be repurchased at $35,003,490 collateralized by
$43,584,108 in U.S. Treasuries 0.7500% - 4.7500%, 2/15/43 - 2/15/55 with a value of $35,700,002 35,000,000 35,000,000
ING Financial Markets LLC, Joint Repurchase Agreement, 3.5900%, dated
6/30/26, maturing 7/1/26 to be repurchased at $60,005,983 collateralized by
$62,591,241 in U.S. Treasuries 0.0000% - 4.2500%, 10/8/26 - 2/15/43 with a value of $61,206,103 60,000,000 60,000,000
ING Financial Markets LLC, Joint Repurchase Agreement, 3.6000%, dated
6/30/26, maturing 7/1/26 to be repurchased at $65,006,500 collateralized by $67,937,832 in U.S. Government Agencies 2.0000% - 7.0000%, 3/1/27 -
5/1/56 with a value of $66,306,630 65,000,000 65,000,000
Royal Bank of Canada, NY Branch, Joint Repurchase Agreement, 3.5900%, dated
6/30/26, maturing 7/1/26 to be repurchased at $10,000,997 collateralized by
$10,270,300 in U.S. Treasuries 3.2500% - 3.8750%, 12/31/27 - 5/15/42 with a value of $10,201,018 10,000,000 10,000,000
Royal Bank of Canada, NY Branch, Joint Repurchase Agreement, 3.6000%, dated
6/30/26, maturing 7/1/26 to be repurchased at $92,809,280 collateralized by
$118,639,826 in U.S. Treasuries 1.3750% - 6.7500%, 8/15/26 - 2/15/54 with a value of $94,665,467 92,800,000 92,800,000
Wells Fargo Securities LLC, Joint Repurchase Agreement, 3.6500%, dated
6/30/26, maturing 7/1/26 to be repurchased at $125,012,674 collateralized by $125,106,390 in U.S. Government Agencies 2.5000% - 7.5000%, 8/1/28 -
7/1/56 with a value of $127,512,927 125,000,000 125,000,000
Total Repurchase Agreements (cost $497,800,000) 497,800,000
Total Investments (total cost $ 1,278,601,333 ) - 100 .0% 1,278,601,333
Liabilities, net of Cash, Receivables and Other Assets - 0.0% (408,102)
Net Assets - 100.0% $1,278,193,231

Janus Henderson Money Market Fund
Schedule of Investments
June 30, 2026
6 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Offsetting of Financial Assets and Derivative Assets
Counterparty
Gross Amounts of
Recognized
Assets
Offsetting Asset
or Liability
(a)
Collateral
Pledged
(b)
Net Amount
Credit Agricole Corporate & Investment Bank SA $ 20,000,000 $ — $ (20,000,000) $ —
Goldman Sachs & Co LLC 90,000,000 — (90,000,000) —
HSBC Securities USA, Inc. 35,000,000 — (35,000,000) —
ING Financial Markets LLC 125,000,000 — (125,000,000) —
Royal Bank of Canada, NY Branch 102,800,000 — (102,800,000) —
Wells Fargo Securities LLC 125,000,000 — (125,000,000) —
Total $497,800,000 $— $(497,800,000) $—
(a) Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.
(b) Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Janus Henderson Money Market Fund
Notes to Schedule of Investments and Other Information
June 30, 2026
Janus Investment Fund 7
LLC Limited Liability Company
LOC Letter of Credit
LP Limited Partnership
Money market funds may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to
"put" back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.
± Securities subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the Securities
Act of 1933, as amended. The total value of Section 4(2) securities as of the year ended June 30, 2026 is $463,078,662 which represents 36.2% of net assets.
¶ Variable rate demand notes are not based on a published reference rate and spread; they are determined by the issuer or remarketing agent and current market conditions. The reference rate in the security description is as of June 30, 2026.
ë The Fund may have elements of risk due to concentration of investments. Such concentrations may subject the Fund to additional risks.
The following is a summary of the inputs that were used to value the Fund 's investments in securities and other financial instruments as of June 30, 2026 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
U.S. Treasury Debt $ — $ 59,799,598 $ — $ 59,799,598
Certificates of Deposit — 27,494,861 — 27,494,861
Commercial Paper — 463,078,662 — 463,078,662
Variable Rate Demand Notes — 160,755,000 — 160,755,000
U.S. Government Agency Notes — 69,673,212 — 69,673,212
Repurchase Agreements — 497,800,000 — 497,800,000
Total Assets $ — $ 1,278,601,333 $ — $ 1,278,601,333

Janus Henderson Money Market Fund
Statement of Assets and Liabilities
June 30, 2026
8 Junel 30, 2026
See Notes to Financial Statements.
See footnotes at the end of the Statement.
Assets:
Investments, at value
(1)
$ 780,801,333
Repurchase agreements, at value 497,800,000
Cash 340,231
Trustees' deferred compensation 40,328
Receivables:
Fund shares sold 6,774,520
Dividends and interest 869,847
Total Assets 1,286,626,259
Liabilities:
Payables:
Fund shares repurchased 1,814,651
Investments purchased 2,600,000
Distributions 3,495,577
Advisory fees 210,632
Administration services fees 191,162
Professional fees 59,933
Trustees' fees and expenses 7,661
Trustees' deferred compensation fees 40,328
Accrued expenses and other payables 13,084
Total Liabilities 8,433,028
Commitments and contingent liabilities (Note 3)
Net Assets $ 1,278,193,231
Investments securities, at cost 780,801,333
Cost of repurchase agreements 497,800,000
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 1,278,193,384
Total distributable earnings (loss) (153)
Total Net Assets $ 1,278,193,231
Net Assets Class D Shares $ 1,258,561,246
Shares outstanding, $0.01 Par Value (unlimited shares authorized) 1,258,547,742
Net Asset Value Per Share $ 1.00
Net Assets Class T Shares $ 19,631,985
Shares outstanding, $0.01 Par Value (unlimited shares authorized) 19,639,852
Net Asset Value Per Share $ 1.00

Janus Henderson Money Market Fund
Statement of Operations
For the year ended June 30, 2026
Janus Investment Fund 9
See Notes to Financial Statements.
Investment Income:
Interest $ 51,252,122
Total Investment Income 51,252,122
Expenses:
Advisory fees 2,568,533
Administration services fees
Class D Shares 2,275,763
Class T Shares 55,871
Professional fees 57,271
Trustees' fees and expenses 29,828
Other expenses 13,084
Total Expenses 5,000,350
Net Investment Income/(Loss) 46,251,772
Net Realized Gain/(Loss) on Investments:
Investments $ (22)
Total Net Realized Gain/(Loss) on Investments $ (22)
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 46,251,750

Janus Henderson Money Market Fund
Statements of Changes in Net Assets
10 June 30, 2026
See Notes to Financial Statements.
Year Ended
June 30, 2026
Year Ended
June 30, 2025
Operations:
Net investment income/(loss) $ 46,251,772 $ 51,190,334
Net realized gain/(loss) on investments (22) 83
Net Increase/(Decrease) in Net Assets Resulting from Operations 46,251,750 51,190,417
Dividends and Distributions to Shareholders:
Class D Shares (45,536,827) (50,460,212)
Class T Shares (700,768) (729,666)
Net Decrease from Dividends and Distributions to Shareholders (46,237,595) (51,189,878)
Capital Share Transactions:
Class D Shares 977,371 156,760,309
Class T Shares (2,028,190) 8,738,494
Net Increase/(Decrease) from Capital Share Transactions (1,050,819) 165,498,803
Net Increase/(Decrease) in Net Assets (1,036,664) 165,499,342
Net Assets:
Beginning of Year   1,279,229,895 1,113,730,553
End of Year $ 1,278,193,231 $ 1,279,229,895

Janus Henderson Money Market Fund
Financial Highlights
Janus Investment Fund 11
See Notes to Financial Statements.
Class D Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.04 0.04 0.05 0.03 —
(2)
Net realized and unrealized gain/(loss) — — — — —
Total from Investment Operations 0.04 0.04 0.05 0.03 —
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.04) (0.04) (0.05) (0.03) —
(2)
Distributions (from capital gains) — — — —
(2)
—
Total Dividends and Distributions (0.04) (0.04) (0.05) (0.03) —
Net Asset Value, End of Period $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Total Return
*
3 .66% 4 .40% 4 .94% 3 .36% 0 .00%
Net assets, End of Period (in thousands) $ 1,258,561 $ 1,257,570 $ 1,100,809 $ 1,132,208 $ 1,194,067
Ratios to Average Net Assets:
Ratio of Gross Expenses 0 .39% 0 .44% 0 .56% 0 .57% 0 .57%
Ratio of Net Expenses (After Waivers and Expense Offsets) 0 .39% 0 .44% 0 .56% 0 .57% 0 .28%
Ratio of Net Investment Income/(Loss) 3 .60% 4 .30% 4 .84% 3 .30% 0 .00%
(3)
*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)
Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Less than $0.005 on a per share basis.
(3)
Less than 0.005%

Janus Henderson Money Market Fund
Financial Highlights
12 June 30, 2026
See Notes to Financial Statements.
Class T Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.04 0.04 0.05 0.03 —
(2)
Net realized and unrealized gain/(loss) — — — — —
Total from Investment Operations 0.04 0.04 0.05 0.03 —
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.04) (0.04) (0.05) (0.03) —
(2)
Distributions (from capital gains) — — — —
(2)
—
Total Dividends and Distributions (0.04) (0.04) (0.05) (0.03) —
Net Asset Value, End of Period $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Total Return
*
3 .56% 4 .32% 4 .92% 3 .34% 0 .00%
Net assets, End of Period (in thousands) $ 19,632 $ 21,660 $ 12,921 $ 12,911 $ 15,939
Ratios to Average Net Assets:
Ratio of Gross Expenses 0 .49% 0 .51% 0 .58% 0 .59% 0 .58%
Ratio of Net Expenses (After Waivers and Expense Offsets) 0 .49% 0 .51% 0 .58% 0 .59% 0 .28%
Ratio of Net Investment Income/(Loss) 3 .50% 4 .18% 4 .82% 3 .25% 0 .00%
(3)
*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)
Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Less than $0.005 on a per share basis.
(3)
Less than 0.005%

Janus Henderson Money Market Fund
Notes to Financial Statements
Janus Investment Fund 13
1. Organization and Significant Accounting Policies
Janus Henderson Money Market Fund (the “Fund" ) is a series fund. The Fund is part of Janus Investment Fund (the
"Trust"), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of
1940, as amended (the "1940 Act"), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards
Codification ("ASC") Topic 946. The Trust offers 34 Funds which include multiple series of shares, with differing investment objectives and policies. The Fund seeks capital preservation and liquidity with current income as a secondary objective. Janus Henderson Investors US LLC is the investment adviser (the "Adviser") to the Fund.
The Fund offers two classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer both classes of shares.
The Fund is classified as a “retail money market fund,” as such term is defined in or interpreted under the rules governing money market funds. A retail money market fund is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the Fund to natural persons, which means that the Fund’s shares can only be held through individual investors. In order to make an initial investment in the Fund, the Fund requires that a shareholder provide certain information (e.g., Social Security number or government-issued identification) that confirms your eligibility to invest in the Fund. Accounts that are not beneficially owned by natural persons, such as business and limited liability company accounts, charitable or financial organizations, and corporate and S-Corp accounts, are not eligible to invest in the Fund, and will be involuntarily redeemed from the Fund after having been provided sufficient notice.
As a retail money market fund, the Fund may be subject to liquidity fees on fund redemptions because of market conditions or other factors. Liquidity fees are most likely to be imposed during times of extraordinary market stress.
Pursuant to Rule 2a-7 under the 1940 Act, the Fund may impose a discretionary liquidity fee (not to exceed 2% of value of the shares redeemed) on redemptions from the Fund. The Trustees have determined to delegate responsibility for administering any discretionary liquidity fee to the Adviser, subject to Board guidelines and oversight.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus
Henderson funds; immediate family members or members of the same household of an eligible individual investor; and
existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to
ASC Topic 280, Segment Reporting . The CODM has concluded that the Fund operated as a single segment entity for the year ended June 30, 2026. The key indicator of performance of the Fund is net investment income as reported on the
Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Liquidity
The Fund has adopted liquidity requirements (measured at the time of purchase) as noted:
The Fund will limit its investments in illiquid securities to 5% or less of its total assets.

Janus Henderson Money Market Fund
Notes to Financial Statements
14 June 30, 2026
Daily liquidity . The Fund will invest at least 25% of its total assets in “daily liquid assets,” which generally include cash
(including demand deposits), direct obligations of the U.S. Government, securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within one business day, and/or amounts receivable and due unconditionally within one business day on pending sales of portfolio securities.
Weekly liquidity. The Fund will invest at least 50% of its assets in “weekly liquid assets,” which generally include cash
(including demand deposits), direct obligations of the U.S. Government, agency discount notes with remaining maturities of 60 days or less, and securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within five business days.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Investments held by the Fund are valued utilizing the amortized cost method of valuation permitted in accordance with
Rule 2a-7 under the 1940 Act and certain conditions therein. Under the amortized cost method, which does not take into account unrealized capital gains or losses, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the
Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE.
Periodic review and monitoring of the valuation of short-term securities is performed in an effort to ensure that amortized cost approximates market value. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2026 to fair value the Fund’s investments in

Janus Henderson Money Market Fund
Notes to Financial Statements
Janus Investment Fund 15
securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
Dividends, if any, are declared daily and distributed monthly for the Fund. Realized capital gains, if any, are declared and distributed in December. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Fund's management has determined the Fund did not pay a significant amount of income taxes for the year ended
June 30, 2026.

Janus Henderson Money Market Fund
Notes to Financial Statements
16 June 30, 2026
2. Other Investments and Strategies
Market Risk
The value of the Fund's portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases.
Further, regardless of how well individual companies or securities perform, the value of the Fund's portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
Armed Conflict . Armed conflicts between countries or in a geographic region, such as the ongoing armed conflicts in
Europe and the Middle East, have the potential to adversely impact a Fund. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Repurchase Agreements
The Fund and other funds advised by the Adviser or its affiliates may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.
Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/
or retention of the collateral or proceeds may be subject to legal proceedings.
Sovereign Debt
The Fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Fund invests in non-U.S. sovereign debt, it may be subject to currency risk.

Janus Henderson Money Market Fund
Notes to Financial Statements
Janus Investment Fund 17
Variable and Floating Rate Notes
The Fund also may purchase variable and floating rate demand notes of corporations and other entities, which are unsecured obligations redeemable upon not more than 30 days’ notice. The Fund may purchase variable and floating rate demand notes of U.S. Government issuers. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days’ notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a seven day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid investment. The rate of interest on securities purchased by the Fund may be tied to short-term Treasury or other government securities or indices on securities that are permissible investments of the Fund, as well as other money market rates of interest. The Fund will not purchase securities whose values are tied to interest rates or indices that are not appropriate for the duration and volatility standards of a money market fund.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to a Fund ("counterparty risk"). Counterparty risk may arise because of the counterparty's financial condition
(i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty's inability to fulfill its obligation may result in significant financial loss to a Fund. A Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of a Fund's exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through its investments in certain securities, including, but not limited to, repurchase agreements and debt securities. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Offsetting Assets and Liabilities
The Funds presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
The Offsetting Assets and Liabilities tables located in the Schedules of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see each
Fund's Schedule of Investments.
All repurchase agreements are transacted under legally enforceable master repurchase agreements that give a Fund, in the event of default by the counterparty, the right to liquidate securities held and to offset receivables and payables with the counterparty. For financial reporting purposes, the Fund does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund's custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest.
3. Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.20% of its average daily net assets.
The Adviser may voluntarily waive and/or reimburse additional fees to the extent necessary to assist the Fund in attempting to maintain a yield of at least 0.00%. These waivers and reimbursements are voluntary and could change or

Janus Henderson Money Market Fund
Notes to Financial Statements
18 June 30, 2026
be terminated at any time at the discretion of the Adviser. There is no guarantee that the Fund will maintain a positive yield. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense
Reimbursement” on the Statement of Operations.
Class D Shares and Class T Shares of the Fund compensate the Adviser at an annual rate of 0.18% and 0.28%, respectively, of average daily net assets for providing certain administration services including, but not limited to, oversight and coordination of the Fund’s service providers, recordkeeping and registration functions and also to pay for costs such as shareholder servicing and custody. These amounts are disclosed as “Administration services fees” on the Statement of Operations. A portion of the Fund’s administration fee is paid to BNP Paribas Financial Services ("BPFS"). BPFS provides certain administrative services to the Fund, including services related to Fund accounting, calculation of the
Fund’s daily NAV, and Fund audit, tax, and reporting obligations, pursuant to a sub-administration agreement with the
Adviser on behalf of the Fund. The Adviser does not receive any additional compensation, beyond the administration services fee for serving as administrator.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustee. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Deferred Plan funds that are selected by the Trustees of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of June 30, 2026 on the Statement of Assets and Liabilities in the asset, "Trustees' deferred compensation," and liability,
"Trustees' deferred compensation fees." Additionally, the recorded unrealized appreciation/(depreciation) is included in "Total distributable earnings (loss)" on the Statement of Assets and Liabilities. Deferred compensation expenses for the year ended June 30, 2026 are included in "Trustees' fees and expenses" on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $70,750 were paid by the Trust to the Trustees under the Deferred
Plan during the year ended June 30, 2026.
4. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
Other book to tax differences primarily consist of deferred compensation. The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the
Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of June 30, 2026, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Gains
Accumulated
Capital
Losses
Loss
Deferrals
Other Book
to Tax
Differences
Net Tax
Appreciation/
(Depreciation)
Janus Henderson Money Market
Fund $ 35,575 $ — $ (22) $ — $ (40,328) $ 4,622
Capital Loss Carryover Schedule
For the Year ended June 30, 2026
No Expiration
Fund Short-Term Long-Term
Accumulated
Capital Losses
Janus Henderson Money Market Fund $(22) $— $(22)

Janus Henderson Money Market Fund
Notes to Financial Statements
Janus Investment Fund 19
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to capital.
For the year ended June 30, 2026
For the year ended June 30, 2025
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets.
5. Capital Share Transactions
6. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to June 30, 2026 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's' financial statements.
Distributions
Fund
From Ordinary
Income
From Long-Term
Capital Gains
Tax Return of
Capital
Net Investment
Loss
Janus Henderson Money Market Fund $ 46,237,595 $ — $ — $ —
Distributions
Fund
From Ordinary
Income
From Long-Term
Capital Gains
Tax Return of
Capital
Net Investment
Loss
Janus Henderson Money Market Fund $ 51,189,878 $ — $ — $ —
Year Ended June 30, 2026 Year Ended June 30, 2025
Janus Henderson Money Market Fund Shares Amount Shares Amount
Class D Shares
Shares sold 580,585,660 $ 580,585,656 705,150,793 $ 705,150,793
Reinvested dividends and distributions 44,662,700 44,662,698 49,629,488 49,629,488
Shares repurchased (624,270,982) (624,270,983) (598,019,971) (598,019,972)
Net Increase/(Decrease) 977,378 $ 977,371 156,760,310 $ 156,760,309
Class T Shares
Shares sold 30,170,098 $ 30,170,098 38,945,835 $ 38,945,834
Reinvested dividends and distributions 700,551 700,551 728,702 728,702
Shares repurchased (32,898,839) (32,898,839) (30,936,042) (30,936,042)
Net Increase/(Decrease) (2,028,190) $ (2,028,190) 8,738,495 $ 8,738,494

Janus Henderson Money Market Fund
Report of Independent Registered Public Accounting Firm
20 June 30, 2026
To the Board of Trustees of Janus Investment Fund and Shareholders of Janus Henderson Money Market Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus
Henderson Money Market Fund (one of the funds constituting Janus Investment Fund, referred to hereafter as the
“Fund”) as of June 30, 2026, the related statement of operations for the year ended June 30, 2026, the statement of changes in net assets for each of the two years in the period ended June 30, 2026, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the
Fund as of June 30, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2026 and the financial highlights for each of the five years in the period ended
June 30, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the
Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June
30, 2026 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
Denver, Colorado
August 24, 2026
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.

Janus Henderson Money Market Fund
Designation Requirements (Unaudited)
Janus Investment Fund 21
For federal income tax purposes, the Fund designated the following for the year ended June 30, 2026:
Fund
Dividends Received
Deduction
Qualified Dividend
Income Percentage
Section 163(j)
Interest Dividend
Janus Henderson Money Market Fund – % – % 100%

Janus Henderson Money Market Fund
Additional Information
(unaudited)
22 June 30, 2026
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
A special meeting of Janus Investment Fund (“JIF”) shareholders was held on May 18, 2026 (the "meeting"). At the meeting, the following matters were voted on and approved by shareholders. Each vote reported represents one dollar of net asset value held on the record date for the meeting. The results of the meeting are noted below.
Proposals
1. For all JIF Funds, to approve a new investment advisory agreement between the Trust, on behalf of the Fund, and Janus Henderson Investors US LLC (“Janus Henderson Investors” or the “Adviser”).
Janus Henderson Money Market Fund
2. For all JIF Funds, to elect eight trustees as the Board of Trustees of the Trust.
Janus Henderson Money Market Fund
2.01 To elect Cheryl D. Alston to the Board of Trustees of the Trust.
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
1,278,707,604.076 641,084,824.546 32,495,489.185 26,663,129.987 8,677,026.000 708,920,469.718
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
50.135 2.541 2.085 0.679 55.440 90.431 4.584 3.761 1.224 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
1,278,707,604.076 656,951,527.320 51,254,425.850 0.000 0.000 708,205,953.170
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
51.376 4.008 0.000 0.000 55.385 92.763 7.237 0.000 0.000 100.000

Janus Henderson Money Market Fund
Additional Information
(unaudited)
Janus Investment Fund 23
2.02 To elect Darrell B. Jackson to the Board of Trustees of the Trust.
2.03 To elect Dominic Janssens to the Board of Trustees of the Trust.
2.04 To elect Alan A. Brown to the Board of Trustees of the Trust.
2.05 To elect Raudline Etienne to the Board of Trustees of the Trust.
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
1,278,707,604.076 655,736,694.205 52,469,258.965 0.000 0.000 708,205,953.170
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
51.281 4.103 0.000 0.000 55.385 92.591 7.409 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
1,278,707,604.076 655,259,066.440 52,946,886.730 0.000 0.000 708,205,953.170
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
51.244 4.141 0.000 0.000 55.385 92.524 7.476 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
1,278,707,604.076 655,256,834.149 52,949,119.021 0.000 0.000 708,205,953.170
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
51.244 4.141 0.000 0.000 55.385 92.523 7.477 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
1,278,707,604.076 655,506,813.443 52,699,139.727 0.000 0.000 708,205,953.170
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
51.263 4.121 0.000 0.000 55.385 92.559 7.441 0.000 0.000 100.000

Janus Henderson Money Market Fund
Additional Information
(unaudited)
24 June 30, 2026
2.06 To elect William F. McCalpin to the Board of Trustees of the Trust.
2.07 To elect Gary A. Poliner to the Board of Trustees of the Trust.
2.08 To elect Gwen L. Shaneyfelt to the Board of Trustees of the Trust.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment
Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The members of the Board of Trustees (the “Board” or “Trustees”) of Janus Investment Fund (“JIF”) and Janus Aspen
Series (“JAS,” and together with JIF, the “Trusts”), all of whom are Independent Trustees (i.e., those Trustees not considered “interested” persons, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended
(the “1940 Act”), of the Trusts, the Trusts’ investment adviser, Janus Henderson Investors US LLC (the “Adviser”) or the
Trusts’ distributor, Janus Henderson Distributors US LLC (the “Distributor”)), oversee the management of each portfolio or series of the Trusts (each, a “Fund” and collectively, the “Funds”). The Board convened a special meeting on January
14, 2026 (the “January 14 Special Meeting”) to meet with management representatives of Janus Henderson Group plc
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
1,278,707.604.076 654,691,395.590 53,514,557.580 0.000 0.000 708,205,953.170
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
51.199 4.185 0.000 0.000 55.385 92.444 7.556 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
1,278,707,604.076 655,784,701.855 52,421,251.315 0.000 0.000 708,205,953.170
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
51.285 4.100 0.000 0.000 55.385 92.598 7.402 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
1,278,707,604.076 656,956,035.205 51,249,917.965 0.000 0.000 708,205,953.170
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
51.377 4.008 0.000 0.000 55.385 92.763 7.237 0.000 0.000 100.000

Janus Henderson Money Market Fund
Additional Information
(unaudited)
Janus Investment Fund 25
(“Janus Henderson”), the parent company of the Adviser and the Distributor, for a preliminary discussion of the take-
private transaction in which Janus Henderson will be acquired by, among others, Trian Fund Management, L.P. and its affiliated funds (“Trian”) and General Catalyst Group Management, LLC and its affiliated funds (“General Catalyst”) (the
“Transaction”), its anticipated timeline and the expected implications for the Adviser and the Funds overseen by the
Trustees. In connection with the January 14 Special Meeting, the Trustees also met and conferred with their independent legal counsel to formulate a due diligence process to seek to ensure that the Trustees have sufficient information to exercise their reasonable business judgment and determine whether to approve new investment advisory agreements between the Trusts, on behalf of the Funds, and the Adviser (the “New Advisory Agreements”) required as a result of the
Transaction and to recommend that shareholders of the Funds do the same.
As part of its due diligence process, the Board developed an initial list of questions and informational requests related to the proposed Transaction, which was issued to the Adviser on January 16, 2026. At a special Board meeting held on January 30, 2026 (the “January 30 Special Meeting”), the Board reviewed and considered the Adviser’s response to the initial information request and raised various questions with management of Janus Henderson. Among other things, various Janus Henderson management representatives discussed the expected impact of the Transaction on the nature, extent and quality of services the Adviser and its affiliates are expected to provide to the Funds following the Transaction, addressing, among other matters, the personnel expected to provide such services and efforts to attract and retain human capital, and the resources available to do so.
At the January 30 Special Meeting, in response to the Board’s request, certain representatives of Trian and General
Catalyst met with the Independent Trustees to address various questions regarding each organization and the anticipated management and operation of Janus Henderson and the Adviser upon the closing of the Transaction (the “Closing”)
of the Transaction. With respect to Trian, the Trustees also considered its history as a significant shareholder of Janus
Henderson for several years, including with nonexecutive director representatives on the Janus Henderson Board of
Directors, and Trian’s support for the operational and strategic initiatives implemented by Janus Henderson’s senior management.
After the January 30 Special Meeting, the Trustees, in consultation with independent legal counsel, developed a supplemental request for additional information, which was provided to the Adviser on February 2, 2026. At a subsequent in-person special Board meeting held on February 11, 2026 (the “February 11 Special Meeting”), the Board considered the
Adviser’s response to the supplemental information request and again met with the management of Janus Henderson to discuss the impact of the Transaction on the nature, extent and quality of services the Adviser is expected to provide to the Funds following the Transaction, and also met with various officers of the Funds and of the Adviser. At the February
11 Special Meeting, the Board considered the proposed New Advisory Agreement and the proposed Interim Advisory
Agreement for each of the Funds. During each of these meetings, the Board sought additional and clarifying information as it deemed necessary or appropriate. Throughout the process, the Board had the assistance of its independent legal counsel, who advised them on, among other things, its duties and obligations.
In connection with the Board’s review, the Adviser provided, and the Board obtained, substantial information regarding the following matters: the management, financial position, access to resources, and business of Trian and General
Catalyst; the history of Trian’s and General Catalyst’s businesses and operations; the proposed structure, operations, and investment processes of the investment management organization after the Transaction and the strategy for operating, governing and growing the business following the Transaction; information about how Trian and General Catalyst will assess potential enhancements to Janus Henderson following the close of the Transaction; the future plans of Janus
Henderson with respect to the Funds and the fact that there are not any proposed changes to the operations or structure of the Funds; and the future plans of Janus Henderson with respect to the provision of services to the Funds, and the

Janus Henderson Money Market Fund
Additional Information
(unaudited)
26 June 30, 2026
entities providing such services, including those affiliated with Janus Henderson. The Board also received information regarding the terms of the Transaction, and the anticipated management of Janus Henderson following the Closing.
In considering whether to approve the New Advisory Agreements, the Trustees also took into account their annual contract review process (“Annual Contract Review”) that they had recently undertaken, including with respect to the proposed continuation of the current investment advisory agreements between the Trusts, on behalf of the Funds, and the Adviser (the “Current Advisory Agreements”) which had been approved for renewal at a meeting of the Board held on December 9-10, 2025. The Board noted that, as part of its Annual Contract Review, independent legal counsel to the Independent Trustees prepares and issues various informational requests to the Adviser and its affiliates so that, in conjunction with information provided by other parties, including its independent fee consultant, as well as information provided by the Adviser and the independent fee consultant over the course of the year, the Independent Trustees have sufficient information on which they were able to make an informed determination about the continuation of the Current
Advisory Agreements. The Board noted that the information provided and considered in connection with the Annual
Contract Review addressed various aspects of the Adviser’s organization, resources, and capabilities, including the nature and quality of services provided by the Adviser, as well as numerous other factors relevant to the consideration of the
Current Advisory Agreements. These other factors included, among other things: each Fund’s investment performance, on an absolute basis and relative to appropriate peer groups and one or a combination of market indices; investment management fees, management fee breakpoints, performance fee structures, expense ratios, and asset sizes of the
Funds, as applicable, and peer groups; the Adviser’s estimated profitability from the investment management services it provides to each Fund and whether the Adviser receives adequate incentives and resources to manage the Funds effectively; and other “fall-out” or ancillary benefits that accrue to the Adviser and its affiliates from their relationships with the Funds, including revenues derived from services provided to the Funds by affiliates of the Adviser. The Trustees also considered that the Current Advisory Agreements are the product of multiple years of review and negotiation and information received and considered by the Board in the exercise of their business judgment during those years. In view of the representations and statements made by Janus Henderson, Trian and General Catalyst, including that the terms of each New Advisory Agreement are substantially identical to the corresponding Current Advisory Agreement, with no change in the contractual advisory fee rate borne by a Fund or the investment advisory services it receives as a result of the Transaction, the Trustees determined to take into account information considered and conclusions reached during the
Annual Contract Review as they deemed relevant in considering the approval of the New Advisory Agreements.
In connection with executive sessions convened at the February 11 Special Meeting, the Independent Trustees
considered various discussions with Trust officers and representatives of key constituencies at Janus Henderson relevant to the Funds. The Independent Trustees conferred with each other and with their independent legal counsel as they assessed the proposed New Advisory Agreements and Interim Advisory Agreements for the Funds. In so doing, each of the Independent Trustees applied his or her individual business judgment and relative institutional knowledge of the
Funds’ management and Janus Henderson’s organizational practices, while recognizing variances in tenure among the
Independent Trustees.
In determining whether to approve the New Advisory Agreement for each Fund in connection with the Transaction, and whether to recommend approval to Fund shareholders, the Board received information and made inquiries into necessary matters as it deemed appropriate. The Board reviewed and considered various factors it deemed relevant, including the following factors, among others, none of which by itself was considered dispositive:
The terms of each of the New Advisory Agreements are substantially identical to each of the corresponding Current
Advisory Agreements, and the contractual fee rate will not change;

Janus Henderson Money Market Fund
Additional Information
(unaudited)
Janus Investment Fund 27
The Adviser’s plans for the operations of the Funds, including its plans for the continued provision of all services currently provided to the Funds by the Adviser and its affiliates, including, among others, investment advisory services, portfolio trading services, investment research and analysis, cash management, investment risk management, compliance, administrative and accounting services, and the personnel and resources expected to support the provision of such services;
Janus Henderson’s assessment of potential organizational benefits resulting from the Transaction, including that: (i)
as a private company, Janus Henderson may have more flexibility in making additional investments in its business;
(ii) as a private company, Janus Henderson may be better able to structure compensation packages to attract and retain talented personnel; (iii) Janus Henderson may be able to take advantage of new or enhanced distribution arrangements introduced as a result of the Transaction and the parties thereto; (iv) the experience, capabilities and resources of Trian and General Catalyst may help Janus Henderson identify, finance and pursue growth opportunities, such as acquisitions; (v) additional economies of scale could potentially be achieved in the future as a result of the willingness of Trian and General Catalyst to support Janus Henderson’s global asset management business; and (vi) the Funds may benefit from organizational resources and initiatives introduced and implemented following the Transaction; and
The support expressed by the current senior management team at Janus Henderson for the Transaction and the
Adviser’s recommendation that the Board approve the New Advisory Agreements.
In connection with its deliberations, the Board received assurances from Janus Henderson, on behalf of itself and its affiliates including the following:
Janus Henderson has provided to the Board such information as it believes is reasonably necessary to evaluate the
New Advisory Agreements.
Janus Henderson is committed to the continuance, without interruption, of services to the Funds of at least the type and quality currently provided by the Adviser and its affiliates, or superior thereto;
The Transaction is not expected to negatively affect the nature, extent, or quality of the investment advisory services provided by the Adviser to the Funds following the Transaction, and the investment advisory services are expected to be at least comparable to the services being provided under the Current Advisory Agreements. In this regard, the Board noted specific representations that Janus Henderson does not intend for the nature, extent, or quality of investment advisory and other services to be provided to the Funds following the Transaction to change.
Janus Henderson does not intend to make changes to the portfolio managers providing services to the Funds or to the manner in which each Fund’s assets are managed and that each Fund’s current operations are expected to remain unchanged;
The intent of Janus Henderson to take the necessary and appropriate steps to retain and attract its key investment advisory, compliance, financial, fund accounting, and administrative personnel supporting the management and oversight of the Funds; and
Janus Henderson is not aware of any express or implied term, condition, arrangement, or understanding that would impose in its best judgement an “unfair burden” on any Fund as a result of the Transaction, as defined in Section
15(f) of the 1940 Act, and that Janus Henderson will take no action that would have the effect of imposing such an
“unfair burden” on any Fund in connection with the Transaction.
Janus Henderson assured the Board that it intended to comply with Section 15(f) of the 1940 Act.
The Board has been advised that the parties to the Agreement have structured the Transaction in reliance upon
Section 15(f) of the 1940 Act. Section 15(f) provides in substance that when a sale of a controlling interest in an investment adviser occurs, the investment adviser or any of its affiliated persons may receive any amount or benefit in connection with the sale so long as two conditions are satisfied. The first condition of Section 15(f) is that, during the three-year period following the consummation of a transaction, at least 75% of the investment company’s board of

Janus Henderson Money Market Fund
Additional Information
(unaudited)
28 June 30, 2026
directors must not be “interested persons” (as defined in the 1940 Act) of the investment adviser or predecessor adviser.
The composition of the Board of the Trust currently meets this test and would continue to meet this test after the trustee election pursuant to Proposal 2. Second, an “unfair burden” (as defined in the 1940 Act, including any interpretations or no-action letters of the Securities and Exchange Commission or the staff of the SEC) must not be imposed on the investment company as a result of the transaction relating to the sale of such interest, or any express or implied terms, conditions or understandings applicable thereto. The term “unfair burden” (as defined in the 1940 Act) includes any arrangement, during the two-year period after the transaction, whereby the investment adviser (or predecessor or successor adviser), or any “interested person” (as defined in the 1940 Act) of such an adviser, receives or is entitled to receive any compensation, directly or indirectly, from the investment company or its security holders (other than fees for bona fide investment advisory or other services) or from any person in connection with the purchase or sale of securities or other property to, from or on behalf of the investment company (other than bona fide ordinary compensation as principal underwriter for the investment company). Under the Agreement, Trian and General Catalyst have acknowledged
Janus Henderson’s reliance upon the benefits and protections provided by Section 15(f) and have agreed to use reasonable best efforts after the Closing to conduct its business to cause the requirements of Section 15(f) to be met in respect of the Transaction.
Janus Henderson represented that it does not believe that an “unfair burden” will be placed on the Funds as a result of the Transaction. In furtherance thereof, Janus Henderson has undertaken to pay the costs of preparing and distributing proxy materials to, and of holding the meetings of, the Funds’ shareholders, as well as other fees and expenses in connection with the Transaction, including the reasonable fees and expenses of legal counsel and consultants to the
Funds and the Trustees.
In considering the approval of the proposed interim investment advisory agreements between the Trusts, on behalf of the Funds, and the Adviser (“Interim Advisory Agreements”) at the February 11 Special Meeting, the Independent
Trustees also took into account the specific purpose, limited term and other requirements relating to the Interim Advisory
Agreements.
On the basis of its review and consideration of the information, factors and assurances described above, the Board, including all of the Independent Trustees, determined, through the exercise of its reasonable business judgment, that the terms of each of the New Advisory Agreements and each of the Interim Advisory Agreements are fair and reasonable and that the approval of such New Advisory Agreements and Interim Advisory Agreements is in the best interests of the
Funds.
As a result of its review and consideration of the New Advisory Agreements in connection with the Transaction, at the
February 11 Special Meeting the Board voted unanimously to approve a New Advisory Agreement for each Fund and to recommend such agreements to the Funds’ shareholders for their approval.

125-02-93027 08-26
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group Ltd. or one of its subsidiaries. © Janus Henderson Group Ltd.
Mutual funds distributed by Janus Henderson Distributors US LLC

ANNUAL FINANCIAL STATEMENTS
June 30, 2026
Janus Investment Fund
Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Janus Henderson Developed World Bond Fund
Janus Henderson Flexible Bond Fund
Janus Henderson Global Allocation Fund – Conservative
Janus Henderson Global Allocation Fund – Growth
Janus Henderson Global Allocation Fund – Moderate
Janus Henderson High-Yield Fund
Janus Henderson International Dividend Fund
Janus Henderson Low Duration Multi-Sector Income Fund
(Formerly Janus Henderson Absolute Return Income
Opportunities Fund)
Janus Henderson Mid Cap Value Fund
Janus Henderson Multi-Sector Income Fund
Janus Henderson Short Duration Flexible Bond Fund
Janus Henderson Small Cap Value Fund
Janus Henderson Small-Mid Cap Value Fund

Item 7. Financial Statements and Financial Highlights for Open-
End Management Investment Companies
Schedule of Investments 3
Statements of Assets and Liabilities 155
Statements of Operations 163
Statements of Changes in Net Assets 170
Financial Highlights 177
Notes to Financial Statements 278
Report of Independent Registered Public Accounting Firm 322
Designation Requirements 323
Items 8-11 - Additional Information 324

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Schedule of Investments
June 30, 2026
Janus Investment Fund 3
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - 97 .8%
Aerospace & Defense - 2 .2%
L3Harris Technologies, Inc. 40,995 $ 11,912,737
Lockheed Martin Corp. 3,638 1,853,416
13,766,153
Automobiles - 1 .5%
Tesla, Inc.
*
22,712 9,552,667
Banks - 9 .1%
Bank of America Corp. 249,108 14,194,174
Citigroup, Inc. 52,014 7,279,879
JPMorgan Chase & Co. 66,226 21,677,757
Toronto-Dominion Bank (The) 113,292 13,757,047
56,908,857
Beverages - 0 .6%
Monster Beverage Corp.
*
39,430 3,790,012
Biotechnology - 1 .1%
Amgen, Inc. 8,290 3,001,975
Revolution Medicines, Inc.
*
16,908 3,166,530
Roivant Sciences Ltd.
*
27,118 959,706
7,128,211
Broadline Retail - 3 .7%
Amazon.com, Inc.
*
97,044 23,129,467
Building Products - 1 .0%
Trane Technologies plc 12,964 6,367,398
Capital Markets - 4 .4%
Blackrock, Inc. 1,054 1,013,484
Cboe Global Markets, Inc. 37,719 9,153,270
Charles Schwab Corp. (The) 11,001 1,015,062
Goldman Sachs Group, Inc. (The) 7,372 7,455,820
Interactive Brokers Group, Inc. - Class A 57,188 4,977,643
Intercontinental Exchange, Inc. 33,599 4,136,373
Nasdaq, Inc. 1,027 80,948
27,832,600
Chemicals - 0 .3%
International Flavors & Fragrances, Inc. 21,112 1,672,493
Consumer Staples Distribution & Retail - 4 .0%
Casey's General Stores, Inc. 159 126,372
Costco Wholesale Corp. 9,636 9,014,189
Walmart, Inc. 139,293 15,776,325
24,916,886
Electric Utilities - 4 .4%
American Electric Power Co., Inc. 13,841 1,893,587
Entergy Corp. 96,848 11,123,961
Exelon Corp. 137,436 6,407,267
FirstEnergy Corp. 104,548 4,970,212
NextEra Energy, Inc. 14,612 1,282,495
Southern Co. (The) 23,349 2,234,733
27,912,255
Electrical Equipment - 2 .8%
Eaton Corp. plc 16,071 6,848,174
Emerson Electric Co. 74,206 10,622,589
17,470,763
Electronic Equipment, Instruments & Components - 0 .9%
Jabil, Inc. 15,484 5,968,772

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Schedule of Investments
June 30, 2026
4 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Energy Equipment & Services - 0 .1%
SLB Ltd.
*
7,523 $ 349,744
Financial Services - 4 .1%
Berkshire Hathaway, Inc. - Class B
*
33,563 16,794,590
Mastercard, Inc. - Class A 17,319 8,895,038
25,689,628
Health Care Equipment & Supplies - 1 .7%
Alcon AG
#
129,470 8,687,437
Boston Scientific Corp.
*
9,962 425,178
GE HealthCare Technologies, Inc. 18,492 1,183,673
Medtronic plc 6,108 477,829
10,774,117
Health Care Providers & Services - 1 .2%
Cardinal Health, Inc. 6,901 1,639,402
DaVita, Inc.
*
25,363 5,642,760
7,282,162
Health Care REITs - 1 .7%
Welltower, Inc. 47,594 10,802,410
Hotels, Restaurants & Leisure - 2 .8%
Booking Holdings, Inc. 30,539 5,443,272
Boyd Gaming Corp. 20,176 1,782,146
McDonald's Corp. 38,439 10,390,446
17,615,864
Insurance - 1 .5%
MetLife, Inc. 110,488 9,348,390
Interactive Media & Services - 8 .4%
Alphabet, Inc. - Class A 120,773 43,160,647
Meta Platforms, Inc. - Class A 17,175 9,674,506
52,835,153
Life Sciences Tools & Services - 0 .2%
Illumina, Inc.
*
5,517 970,054
Machinery - 4 .7%
Cummins, Inc. 13,340 9,514,221
Dover Corp. 27,944 6,267,280
PACCAR, Inc. 1,890 227,027
Parker-Hannifin Corp. 14,063 13,755,302
29,763,830
Metals & Mining - 0 .3%
Nucor Corp. 863 192,233
Wheaton Precious Metals Corp. 16,237 1,823,740
2,015,973
Multi-Utilities - 0 .3%
WEC Energy Group, Inc. 13,653 1,594,261
Oil, Gas & Consumable Fuels - 2 .2%
Devon Energy Corp. 186,741 7,716,138
HF Sinclair Corp. 11,312 787,881
Range Resources Corp. 137,603 5,117,455
13,621,474
Pharmaceuticals - 1 .9%
Axsome Therapeutics, Inc.
*
9,363 2,291,782
Eli Lilly & Co. 8,100 9,715,383
12,007,165
Retail REITs - 1 .0%
Realty Income Corp. 105,233 6,520,237

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Schedule of Investments
June 30, 2026
Janus Investment Fund 5
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Semiconductors & Semiconductor Equipment - 17 .5%
Broadcom, Inc. 42,384 $ 16,010,556
KLA Corp. 53,164 16,040,110
Micron Technology, Inc. 9,869 11,391,688
NVIDIA Corp. 253,797 50,782,242
Rambus, Inc.
*
114,604 15,212,535
109,437,131
Software - 3 .6%
Microsoft Corp. 60,875 22,707,592
Specialized REITs - 0.0%
Digital Realty Trust, Inc. 1,528 274,398
Specialty Retail - 1 .1%
Home Depot, Inc. (The) 12,560 4,429,661
Lowe's Cos., Inc. 10,127 2,232,902
6,662,563
Technology Hardware, Storage & Peripherals - 7 .2%
Apple, Inc. 155,093 44,877,710
HP, Inc. 3,339 73,258
44,950,968
Textiles, Apparel & Luxury Goods - 0 .2%
Tapestry, Inc. 6,664 975,476
Tobacco - 0 .1%
Altria Group, Inc. 10,308 741,661
Total Common Stocks (cost $385,709,362) 613,356,785
Investment Companies - 2 .4%
Exchange-Traded Funds - 2 .4%
Schwab U.S. Large-Cap ETF 496,700 14,617,881
Investments Purchased with Cash Collateral from Securities Lending - 0 .4%
Investment Companies - 0 .2%
Janus Henderson Cash Collateral Fund LLC, 3.5573%
£,∞
1,696,440 1,696,440
Time Deposits - 0 .2%
Royal Bank of Canada, 3.6300%, 7/1/26 $ 1,096,406 1,096,406
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $2,792,846) 2,792,846
Total Investments (total cost $ 403,271,842 ) - 100 .6% 630,767,512
Liabilities, net of Cash, Receivables and Other Assets - (0.6%) (3,880,353)
Net Assets - 100.0% $626,887,159
Summary of Investments by Country - (Long Positions)
Country Value
% of
Investment
Securities
United States of America $ 592,805,887 93 .9%
Canada 15,580,787 2 .5
Ireland 13,693,401 2 .2
Switzerland 8,687,437 1 .4
Total $630,767,512 100 .0%

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Schedule of Investments
June 30, 2026
6 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Schedule of Affiliated Investments - (% of Net Assets)
Affiliate
Affiliated
Investments,
at Value at
6/30/25 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
6/30/26
............. Shares
Held at
6/30/26
Dividend
Income
Investment Companies - N/A
Money Market Funds - N/A
Janus Henderson Cash Liquidity Fund LLC, 3.6430%
∞
$ 494,752 $ 52,360,247 $ (52,854,596) $ (403) $ – $ – – $ 32,362
Investments Purchased with Cash Collateral from Securities Lending - 0.3%
Investment Companies - 0.3%
Janus Henderson Cash Collateral Fund LLC, 3.5573%
∞
5,052,161 59,288,405 (62,644,126) – – 1,696,440 1,696,440 27,838
Δ
Total Affiliated Investments - 0.3%
$5,546,913 $111,648,652 $(115,498,722) $(403) $– $1,696,440 1,696,440 $60,200
Offsetting of Financial Assets and Derivative Assets
Counterparty
Gross Amounts of
Recognized Assets
Offsetting Asset
or Liability
(a)
Collateral Pledged
(b)
Net Amount
JPMorgan Chase Bank NA $ 1,798,280 $ — $ (1,798,280) $ —
(a) Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.
(b) Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Notes to Schedule of Investments and Other Information
June 30, 2026
Janus Investment Fund 7
ETF Exchange Traded Fund
LLC Limited Liability Company
plc Public Limited Company
REIT Real Estate Investment Trust
* Non-income producing security.
# Loaned security; a portion of the security is on loan at June 30, 2026. As of June 30, 2026, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $1,798,280. Gross amounts of recognized liabilities for securities lending (collateral received) is $2,792,846, resulting in the net amount due the counterparty of $994,566.
.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
∞ Rate shown is the 7-day yield as of June 30, 2026.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund 's investments in securities and other financial instruments as of June 30, 2026 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Common Stocks $ 613,356,785 $ — $ — $ 613,356,785
Investment Companies 14,617,881 — — 14,617,881
Investments Purchased with Cash
Collateral from Securities Lending — 2,792,846 — 2,792,846
Total Assets $ 627,974,666 $ 2,792,846 $ — $ 630,767,512

Janus Henderson Developed World Bond Fund
Schedule of Investments
June 30, 2026
8 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Bank Loans - 7 .5%
Communication Services - 1 .0%
Delta 2 (Lux) SARL, First Lien Term Loan B, CME Term SOFR 3 Month + 1.7500%,
5.4822%, 9/30/31
‡,ƒ
$ 4,649,857 $ 4,645,021
Consumer Discretionary - 1 .3%
Areas Worldwide SA, First Lien Term Loan B5, EURIBOR 6 Month + 3.5000%,
6.0860%, 12/31/29
‡,ƒ
EUR 2,580,000 2,960,696
CD&R Firefly Bidco plc, First Lien Term Loan B10, SONIA 1 Day + 4.7500%,
8.4804%, 4/30/29
‡,ƒ
GBP 630,000 836,707
Gategroup Finance LUX SA, First Lien Term Loan B2, EURIBOR 3 Month +
3.5000%, 5.6220%, 6/10/32
‡,ƒ
EUR 2,190,000 2,511,897
6,309,300
Consumer Staples - 1 .4%
Froneri International Ltd., First Lien Term Loan, EURIBOR 6 Month + 2.7500%,
4.8990%, 9/30/31
‡,ƒ
EUR 2,520,000 2,858,957
Froneri International Ltd., First Lien Term Loan B5, EURIBOR 6 Month + 3.0000%,
5.1490%, 9/30/32
‡,ƒ
EUR 1,380,000 1,566,219
Lavender Dutch BorrowerCo BV, First Lien Term Loan B, EURIBOR 3 Month +
3.5000%, 5.7910%, 12/30/32
‡,ƒ
EUR 2,130,000 2,436,482
6,861,658
Financials - 0 .4%
KI Knight France BidCo SAS, First Lien Term Loan B, EURIBOR 3 Month +
3.7500%, 6.0410%, 10/27/32
‡,ƒ
EUR 1,660,000 1,893,714
Health Care - 0 .4%
Hologic, Inc., First Lien Term Loan B, EURIBOR 3 Month + 2.7500%,
5.0530%, 4/7/33
‡,ƒ
EUR 1,700,000 1,940,725
Industrials - 1 .4%
Boluda Towage Luxembourg SARL, First Lien Term Loan B, EURIBOR 12 Month +
2.7500%, 5.5980%, 5/27/33
‡,ƒ
EUR 910,000 1,045,056
Hanab Holding BV, First Lien Term Loan B, EURIBOR 12 Month + 3.7500%,
6.5150%, 5/13/33
‡,ƒ
EUR 1,100,000 1,261,684
Saphira Holdings SARL, First Lien Term Loan B, EURIBOR 12 Month + 3.0000%,
5.7980%, 6/6/33
‡,ƒ
EUR 1,000,000 1,146,037
SGB-SMIT MidCo GmbH, First Lien Term Loan B, EURIBOR 1 Month + 3.7500%,
5.9290%, 3/10/33
‡,ƒ
EUR 1,010,000 1,162,425
Skyshield US Bidco Ltd., First Lien Term Loan B, EURIBOR 12 Month + 3.0000%,
5.7650%, 6/2/33
‡,ƒ
EUR 500,000 574,207
Syntegon TopCo GmbH, First Lien Term Loan B3, EURIBOR 3 Month + 3.5000%,
5.7910%, 12/29/32
‡,ƒ
EUR 1,350,000 1,549,633
6,739,042
Information Technology - 1 .2%
CoreWeave Financing DDTL V LLC, Delayed Draw First Lien Term Loan, CME
Term SOFR 1 Day + 4.5000%, 8.1000%, 11/17/31
‡,ƒ
$ 336,338 342,994
Darktrace Finco US LLC, First Lien Term Loan, CME Term SOFR 3 Month +
3.2500%, 6.9271%, 10/9/31
‡,ƒ
1,580,000 1,437,010
Project Alpha Intermediate Holding, Inc., First Lien Term Loan, CME Term SOFR 3
Month + 3.2500%, 6.9500%, 10/28/30
‡,ƒ
932,274 671,004
Speedster Bidco GmbH, First Lien Term Loan B1, EURIBOR 6 Month + 3.0000%,
5.5040%, 12/10/31
‡,ƒ
EUR 1,260,000 1,400,207
Speedster Bidco GmbH, First Lien Term Loan B1, CME Term SOFR 3 Month +
3.0000%, 6.7320%, 12/10/31
‡,ƒ
$ 1,787,796 1,770,669
5,621,884
Materials - 0 .4%
ProAmpac PG Borrower LLC, First Lien Term Loan, EURIBOR 3 Month +
4.0000%, 6.3110%, 3/7/33
‡,ƒ
EUR 1,560,000 1,790,046
Total Bank Loans (cost $36,450,157) 35,801,390

Janus Henderson Developed World Bond Fund
Schedule of Investments
June 30, 2026
Janus Investment Fund 9
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - 11 .2%
Avoca CLO XXXII DAC 32A A1, EURIBOR 3 Month + 1.1700%, 3.3740%,
4/15/39
‡,ž
EUR 1,530,000 $ 1,745,669
Avoca CLO XXXII DAC 32A B, EURIBOR 3 Month + 1.6500%, 3.8540%,
4/15/39
‡,ž
EUR 960,000 1,101,763
Avoca CLO XXXIII DAC 33X B, EURIBOR 3 Month + 1.9000%, 4.1040%,
10/15/38
¥,‡
EUR 1,730,000 1,992,892
Bain Capital Euro CLO DAC 2024-2A BR, EURIBOR 3 Month + 1.8000%,
4.0290%, 1/15/37
‡,ž
EUR 1,060,000 1,213,148
Cairn CLO 2023-17A BR, EURIBOR 3 Month + 1.7000%, 3.9380%, 1/18/39
‡,ž
EUR 2,080,000 2,374,908
Cairn CLO 2024-19A A, EURIBOR 3 Month + 1.3000%, 3.5040%, 4/15/39
‡,ž
EUR 2,750,000 3,145,578
Capital Four CLO VII DAC 7A BR, EURIBOR 3 Month + 1.6500%, 3.7720%,
4/25/39
‡,ž
EUR 1,950,000 2,229,104
CVC Cordatus Loan Fund XXXV DAC 35A B, EURIBOR 3 Month + 1.7500%,
3.9690%, 8/20/38
‡,ž
EUR 1,330,000 1,526,498
Fair Oaks Loan Funding VII DAC 7A B, EURIBOR 3 Month + 1.8000%, 4.0910%,
7/15/39
‡,ž
EUR 965,000 1,103,698
Grosvenor Place Clo 11 DAC 11A B, EURIBOR 3 Month + 1.8000%, 4.5540%,
8/15/39
‡,ž
EUR 1,050,000 1,198,635
Henley CLO X DAC 10A BR, EURIBOR 3 Month + 1.7500%, 3.8430%, 7/20/40
‡,ž
EUR 1,600,000 1,835,795
Jubilee CLO XXXIV DAC 2026-34A B1, EURIBOR 3 Month + 1.7500%, 0.0000%,
1/15/41
†,‡,ž
EUR 2,100,000 2,399,190
Palmer Square European CLO DAC 2021-1A AR, EURIBOR 3 Month + 1.3300%,
3.5340%, 4/15/39
‡,ž
EUR 2,330,000 2,668,998
Palmer Square European CLO DAC 2021-1A BR, EURIBOR 3 Month + 1.9500%,
4.1540%, 4/15/39
‡,ž
EUR 1,230,000 1,415,099
Penta CLO 11 DAC 2022-11A BRR, EURIBOR 3 Month + 1.6500%, 3.7897%,
1/15/39
‡,ž
EUR 2,370,000 2,729,773
Penta CLO 2 DAC 2021-2A A1R, EURIBOR 3 Month + 1.1700%, 3.3740%,
4/15/38
‡,ž
EUR 1,520,000 1,738,967
Penta CLO 2 DAC 2021-2A BR, EURIBOR 3 Month + 1.6500%, 3.8540%,
4/15/38
‡,ž
EUR 1,375,000 1,566,919
Providus CLO XIV DAC 14A B, EURIBOR 3 Month + 1.6000%, 3.8740%,
4/18/40
‡,ž
EUR 1,650,000 1,897,521
Ravensdale Park CLO DAC 1A A, EURIBOR 3 Month + 1.1700%, 3.3350%,
4/25/38
‡,ž
EUR 910,000 1,040,071
Ravensdale Park CLO DAC 1A B1, EURIBOR 3 Month + 1.6500%, 3.8150%,
4/25/38
‡,ž
EUR 780,000 889,690
RRE 18 Loan Management DAC 18A A2R, EURIBOR 3 Month + 1.6000%,
3.8040%, 4/15/38
‡,ž
EUR 900,000 1,033,998
RRE 24 Loan Management DAC 24A A1, EURIBOR 3 Month + 1.1600%, 3.3640%,
4/15/40
‡,ž
EUR 3,050,000 3,481,750
Seabury Park CLO DAC 1A B, EURIBOR 3 Month + 1.7500%, 0.0000%,
7/20/40
†,‡,ž
EUR 2,100,000 2,399,670
Sound Point Euro CLO 14 Funding DAC 14A A, EURIBOR 3 Month + 1.1800%,
3.4180%, 4/20/39
‡,ž
EUR 3,050,000 3,484,588
Sound Point Euro CLO 15 Funding DAC 15A A, EURIBOR 3 Month + 1.3300%,
3.5680%, 7/20/39
‡,ž
EUR 2,630,000 3,011,283
Sound Point Euro CLO IV Funding DAC 4A BR, EURIBOR 3 Month + 1.7000%,
3.9040%, 4/15/39
‡,ž
EUR 880,000 1,006,661
Voya Euro CLO VIII DAC 8A A, EURIBOR 3 Month + 1.2800%, 3.4840%,
1/15/39
‡,ž
EUR 2,750,000 3,151,060
Total Collateralized Loan Obligations (cost $52,143,507) 53,382,926
Corporate Bonds - 55 .7%
Communication Services - 8 .0%
Alphabet, Inc., 4.6250%, 11/13/32 GBP 2,713,000 3,546,285

Janus Henderson Developed World Bond Fund
Schedule of Investments
June 30, 2026
10 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Communication Services - (continued)
Alphabet, Inc., 5.5000%, 11/13/41 GBP 1,361,000 $ 1,741,758
AT&T, Inc., 4.5000%, 5/15/35 $ 1,728,000 1,626,895
Meta Platforms, Inc., 4.7500%, 8/15/34 3,173,000 3,115,362
Odido Holding BV, 3.7500%, 1/15/29
¥
EUR 991,000 1,131,367
Orange SA, 1.3750%, 1/16/30
¥
EUR 5,500,000 5,921,549
Orange SA, 4.7500%, 1/13/33
ž
$ 1,030,000 1,010,461
Orange SA, 5.0000%, 1/13/36
ž
2,434,000 2,377,725
Pearson Funding plc, 6.3750%, 4/28/36
¥
GBP 1,210,000 1,638,949
Pinewood Finco plc, 6.0000%, 3/27/30
¥
GBP 1,010,000 1,340,143
SoftBank Group Corp., 6.3750%, 4/22/30
¥
EUR 940,000 1,100,788
SoftBank Group Corp., 7.0000%, 4/22/32
¥
EUR 825,000 982,655
SoftBank Group Corp., 7.3750%, 4/22/34
¥
EUR 1,191,000 1,418,213
Space Exploration Technologies Corp., 5.3500%, 7/15/31
ž
$ 1,478,000 1,474,150
Space Exploration Technologies Corp., 5.6500%, 7/15/33
ž
1,443,000 1,434,403
Sunrise FinCo. I BV, 4.6250%, 5/15/32
¥
EUR 2,260,000 2,584,803
Telefonica Emisiones SA, EURIBOR ICE Swap Rate 5 Year + 1.8410%,
4.3810%, 1/19/31
¥,‡,μ
EUR 200,000 227,127
T-Mobile USA, Inc., 3.1500%, 2/11/32 EUR 2,360,000 2,660,193
Virgin Media O2 Vendor Financing Notes V DAC, 7.8750%, 3/15/32
¥
GBP 820,000 901,512
Vodafone Group plc, EURIBOR ICE Swap Rate 5 Year + 1.8350%,
4.1250%, 9/12/55
¥,‡
EUR 1,600,000 1,810,002
38,044,340
Consumer Discretionary - 5 .4%
1011778 BC ULC, 4.0000%, 10/15/30
ž
$ 2,946,000 2,781,168
Amazon.com, Inc., 4.5500%, 3/13/33 1,293,000 1,271,936
Amazon.com, Inc., 4.8750%, 3/13/36 991,000 975,544
Belron UK Finance plc, 4.6250%, 10/15/29
¥
EUR 2,173,000 2,520,328
Deuce Finco plc, 7.0000%, 11/20/31
ž
GBP 2,520,000 3,418,300
Deuce Finco plc, EURIBOR 3 Month + 3.5000%, 5.9010%, 11/20/32
‡,ž
EUR 1,210,000 1,404,912
Pinnacle Bidco plc, 8.2500%, 10/11/28
¥
EUR 1,800,000 2,130,481
Pinnacle Bidco plc, 10.0000%, 10/11/28
¥
GBP 569,000 784,123
Rentokil Terminix Funding LLC, 5.0000%, 4/28/30
ž
$ 1,796,000 1,801,415
Service Corp. International, 4.0000%, 5/15/31 5,903,000 5,572,097
Service Corp. International, 5.7500%, 10/15/32 1,732,000 1,738,970
Yum! Brands, Inc., 5.3750%, 4/1/32
#
1,375,000 1,367,705
25,766,979
Consumer Staples - 5 .4%
Coty, Inc., 4.5000%, 5/15/27
¥
EUR 1,271,000 1,458,380
Danone SA, 3.4380%, 4/7/33
¥
EUR 1,900,000 2,163,636
Froneri Lux FinCo. Sarl, 4.7500%, 8/1/32
¥
EUR 939,000 1,047,175
Haleon Netherlands Capital BV, 2.1250%, 3/29/34
¥
EUR 2,573,000 2,655,427
J Sainsbury plc, 5.6250%, 1/29/35
¥
GBP 2,712,000 3,592,430
Mars, Inc., 5.2000%, 3/1/35
ž
$ 1,109,000 1,113,410
Mondelez International, Inc., 4.7500%, 8/28/34 1,099,000 1,079,088
Opal Bidco SAS, 5.5000%, 3/31/32
¥
EUR 1,378,000 1,623,416
PepsiCo, Inc., 1.1250%, 3/18/31 EUR 2,544,000 2,654,573
Post Holdings, Inc., 6.3750%, 3/1/33
ž
$ 1,540,000 1,528,249
Tesco Corporate Treasury Services plc, 0.3750%, 7/27/29
¥
EUR 1,789,000 1,882,712
Tesco Corporate Treasury Services plc, 2.7500%, 4/27/30
¥
GBP 967,000 1,190,751
Tesco Corporate Treasury Services plc, 5.1250%, 5/22/34
¥
GBP 2,031,000 2,618,014
Tesco plc, 6.1500%, 11/15/37
ž
$ 903,000 922,830
25,530,091

Janus Henderson Developed World Bond Fund
Schedule of Investments
June 30, 2026
Janus Investment Fund 11
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financials - 12 .0%
AIB Group plc, EURIBOR ICE Swap Rate 5 Year + 4.3870%,
7.1250%, 10/30/29
¥,‡,μ
EUR 1,130,000 $ 1,392,879
Aviva plc, U.K. Government Bonds 5 Year Note Generic Bid Yield + 3.3000%,
6.1250%, 9/12/54
¥,‡
GBP 870,000 1,170,131
Aviva plc, U.K. Government Bonds 5 Year Note Generic Bid Yield + 4.7000%,
4.0000%, 6/3/55
¥,‡
GBP 978,000 1,118,101
Barclays plc, SONIA + 2.0610%, 5.8510%, 3/21/35
¥,‡
GBP 317,000 424,575
Barclays plc, U.S. Dollar SOFR ICE Swap Rate 5 Year + 5.7750%,
9.6250%, 12/15/29
‡,μ
$ 1,259,000 1,396,082
BUPA Finance plc, 4.1250%, 6/14/35
¥
GBP 1,826,000 2,120,165
BUPA Finance plc, U.K. Government Bonds 5 Year Note Generic Bid Yield +
3.1700%, 4.0000%, 9/24/31
¥,‡,μ
GBP 4,705,000 5,329,676
Cooperatieve Rabobank UA, U.S. Treasury Yield Curve Rate T-Note Constant
Maturity 1 Year + 1.4200%, 3.7580%, 4/6/33
‡,ž
$ 2,906,000 2,726,969
Deutsche Bank AG, EURIBOR 3 Month + 1.5000%, 4.1250%, 4/4/30
¥,‡
EUR 1,700,000 1,983,043
Deutsche Bank AG, SONIA + 1.1400%, 5.0000%, 2/26/29
¥,‡
GBP 1,100,000 1,463,264
Howden UK Refinance plc, 7.2500%, 2/15/31
ž
$ 1,695,000 1,641,826
Intercontinental Exchange, Inc., 1.8500%, 9/15/32 6,267,000 5,271,681
JPMorgan Chase & Co., SOFR + 1.3400%, 4.9460%, 10/22/35
‡
2,987,000 2,947,348
Lloyds Banking Group plc, U.K. Government Bonds 5 Year Note Generic Bid Yield
+ 3.4360%, 7.5000%, 6/27/30
‡,μ
GBP 1,103,000 1,508,813
Lloyds Banking Group plc, U.K. Government Bonds 5 Year Note Generic Bid Yield
+ 5.1430%, 8.5000%, 3/27/28
‡,μ
GBP 1,836,000 2,548,660
LPL Holdings, Inc., 6.0000%, 5/20/34 $ 1,881,000 1,924,145
MSCI, Inc., 4.0000%, 11/15/29
ž
2,026,000 1,960,122
Nasdaq, Inc., 5.3500%, 6/28/28 773,000 783,276
Nasdaq, Inc., 4.5000%, 2/15/32 EUR 1,100,000 1,321,511
Nasdaq, Inc., 5.5500%, 2/15/34 $ 744,000 765,373
NatWest Group plc, U.K. Government Bonds 5 Year Note Generic Bid Yield +
2.6480%, 7.5000%, 6/3/36
¥,‡,μ
GBP 660,000 883,387
NatWest Group plc, U.K. Government Bonds 5 Year Note Generic Bid Yield +
2.9710%, 7.6250%, 9/30/35
¥,‡,μ
GBP 800,000 1,092,803
PayPal Holdings, Inc., 4.9500%, 6/1/31 $ 2,456,000 2,456,031
Societe Generale SA, 4.2500%, 12/6/30
¥
EUR 1,000,000 1,171,574
Societe Generale SA, EURIBOR 3 Month + 1.5000%, 4.7500%, 9/28/29
¥,‡
EUR 1,600,000 1,887,932
UBS Group AG, EURIBOR ICE Swap Rate 1 Year + 1.7500%, 4.1250%, 6/9/33
¥,‡
EUR 4,180,000 4,915,759
UBS Group AG, U.S. Treasury Yield Curve Rate T-Note Constant Maturity 1 Year +
2.2000%, 5.9590%, 1/12/34
‡,ž
$ 1,183,000 1,232,752
UBS Group AG, U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year +
4.7450%, 9.2500%, 11/13/28
‡,ž,μ
1,268,000 1,364,814
Unipol Assicurazioni SpA, EURIBOR ICE Swap Rate 5 Year + 3.2410%,
6.0000%, 7/21/35
¥,‡,μ
EUR 2,020,000 2,351,883
57,154,575
Health Care - 6 .2%
AbbVie, Inc., 4.7500%, 3/15/36 $ 2,770,000 2,710,019
Gruppo San Donato SpA, 6.5000%, 10/31/31
ž
EUR 2,900,000 3,274,925
HCA, Inc., 5.6000%, 4/1/34 $ 891,000 909,789
HCA, Inc., 5.7500%, 3/1/35 2,104,000 2,168,853
IQVIA, Inc., 4.6250%, 6/15/33
ž
EUR 2,570,000 2,979,603
Lonza Finance International NV, 3.8750%, 4/24/36
¥
EUR 1,810,000 2,069,998
LSF12 Pillar Investments US, Inc., 5.7500%, 5/15/33
ž
EUR 2,240,000 2,545,470
Medline Borrower LP, 3.8750%, 4/1/29
ž
$ 2,872,000 2,789,111
Novartis Capital Corp., 4.9000%, 3/18/36 1,287,000 1,279,038
Rossini Sarl, 6.7500%, 12/31/29
¥
EUR 1,354,000 1,602,969

Janus Henderson Developed World Bond Fund
Schedule of Investments
June 30, 2026
12 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Health Care - (continued)
Solventum Corp., 5.6000%, 3/23/34 $ 3,070,000 $ 3,141,974
Teva Pharmaceutical Finance Netherlands II BV, 4.3750%, 5/9/30 EUR 1,879,000 2,185,946
Teva Pharmaceutical Finance Netherlands II BV, 4.1250%, 6/1/31 EUR 1,485,000 1,709,787
29,367,482
Industrials - 5 .4%
Aegis Lux 1a Sarl, 5.6250%, 10/29/31
Ø,ž
EUR 3,090,000 3,575,962
Albion Financing 1 Sarl, 5.3750%, 5/21/30
¥
EUR 1,083,000 1,280,973
Albion Financing 1 Sarl, 7.0000%, 5/21/30
ž
$ 1,108,000 1,147,250
Allied Universal Holdco LLC, 4.6250%, 6/1/28
ž
1,362,000 1,342,237
Allied Universal Holdco LLC, 6.8750%, 6/15/30
ž
2,014,000 2,069,580
Cellnex Finance Co. SA, 3.0000%, 1/19/31
¥
EUR 800,000 896,990
Esab Corp., 5.6250%, 4/1/31
ž
$ 885,000 885,960
Garda World Security Corp., 6.0000%, 6/1/29
ž
640,000 630,487
Garda World Security Corp., 6.5000%, 1/15/31
ž
858,000 869,822
Garda World Security Corp., 8.3750%, 11/15/32
ž
1,900,000 1,943,803
Heathrow Funding Ltd., 5.6250%, 2/5/34
¥
GBP 1,180,000 1,524,305
Hochtief AG, 4.0000%, 4/15/34
¥
EUR 1,540,000 1,769,777
Rentokil Initial plc, 5.0000%, 6/27/32
¥
GBP 1,955,000 2,572,809
United Rentals North America, Inc., 5.3750%, 11/15/33
ž
$ 2,511,000 2,473,115
Verisure Holding AB, 4.1250%, 1/2/32
ž
EUR 800,000 920,605
Vertiv Group Corp., 4.1250%, 11/15/28
ž
$ 1,796,000 1,778,270
25,681,945
Information Technology - 6 .8%
Almaviva-The Italian Innovation Co. SpA, 5.0000%, 10/30/30
¥
EUR 438,000 488,187
Atlassian Corp., 5.2500%, 5/15/29 $ 1,683,000 1,687,134
Ciena Corp., 4.0000%, 1/31/30
ž
1,724,000 1,645,497
CoreWeave, Inc., 9.2500%, 6/1/30
#,ž
1,123,000 1,130,294
CoreWeave, Inc., 9.7500%, 10/1/31
ž
1,397,000 1,393,918
CoreWeave, Inc., 8.5000%, 7/15/32
ž
EUR 1,090,000 1,225,969
Crowdstrike Holdings, Inc., 3.0000%, 2/15/29 $ 1,749,000 1,668,238
Dell International LLC, 5.4000%, 4/15/34 779,000 789,764
Intel Corp., 4.0000%, 8/5/29 2,757,000 2,706,167
Kioxia Holdings Corp., 6.6250%, 7/24/33
ž
2,193,000 2,293,652
MKS, Inc., 4.2500%, 2/15/34
ž
EUR 2,420,000 2,730,865
NVIDIA Corp., 2.0000%, 6/15/31 $ 719,000 641,433
Qnity Electronics, Inc., 5.7500%, 8/15/32
ž
1,411,000 1,418,515
Synopsys, Inc., 5.1500%, 4/1/35 2,189,000 2,176,491
TeamSystem SpA, EURIBOR 3 Month + 3.2500%, 5.4540%, 7/1/32
¥,‡
EUR 1,499,000 1,682,919
United Group BV, 6.2500%, 1/31/32
ž
EUR 990,000 1,161,163
United Group BV, EURIBOR 3 Month + 3.2500%, 5.5330%, 1/31/33
‡,ž
EUR 3,040,000 3,486,198
VMware LLC, 2.2000%, 8/15/31 $ 4,877,000 4,295,009
32,621,413
Materials - 2 .6%
Berry Global, Inc., 5.6500%, 1/15/34 1,132,000 1,158,816
Canpack Group, Inc., 4.8750%, 1/15/32
ž
EUR 1,350,000 1,574,654
FIS Fabbrica Italiana Sintetici SpA, EURIBOR 3 Month + 3.2500%,
5.3990%, 2/5/31
‡,ž
EUR 1,510,000 1,742,206
INEOS Finance plc, 7.8750%, 11/15/31
¥
EUR 2,093,000 2,300,319
Mondi Finance plc, 3.7500%, 5/31/32
¥
EUR 2,439,000 2,784,174
SIG Combibloc PurchaseCo Sarl, 3.7500%, 3/19/30
¥
EUR 1,920,000 2,204,248
Stonepeak Motion Holdco Ltd., 5.0000%, 7/15/33
ž
EUR 480,000 552,531
Stonepeak Motion Holdco Ltd., 6.1250%, 7/15/33
ž
$ 344,000 344,430
12,661,378

Janus Henderson Developed World Bond Fund
Schedule of Investments
June 30, 2026
Janus Investment Fund 13
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Real Estate - 2 .7%
Crown Castle, Inc., 2.2500%, 1/15/31 $ 4,508,000 $ 4,015,022
Iron Mountain, Inc., 4.7500%, 1/15/34
ž
EUR 2,407,000 2,732,202
Tesco Property Finance 3 plc, 5.7440%, 4/13/40
¥
GBP 4,650,836 6,164,425
12,911,649
Utilities - 1 .2%
EDP SA, EURIBOR ICE Swap Rate 5 Year + 1.9230%, 4.3750%, 12/2/55
¥,‡
EUR 1,500,000 1,694,294
SW Finance I plc, 7.7500%, 10/31/31
¥
GBP 1,207,000 1,659,762
Veolia Environnement SA, EURIBOR ICE Swap Rate 5 Year + 1.8370%,
4.3220%, 10/24/32
¥,‡,μ
EUR 1,200,000 1,359,585
Yorkshire Water Finance plc, 6.3750%, 11/18/34
¥
GBP 821,000 1,113,651
5,827,292
Total Corporate Bonds (cost 270,854,106) 265,567,144
Foreign Government Bonds - 8 .5%
Bonos and Obligaciones del Estado, 3.1500%, 4/30/35
¥,ž
EUR 4,946,000 5,627,097
Bonos and Obligaciones del Estado, 3.2000%, 10/31/35
¥,ž
EUR 7,046,000 8,016,916
Bundesobligation, 2.2000%, 10/10/30
¥
EUR 8,563,773 9,638,136
New Zealand Government Bond, 3.0000%, 4/20/29 NZD 30,331,000 17,001,069
Total Foreign Government Bonds (cost 43,532,966 ) 40,283,218
Mortgage-Backed Securities - 12 .9%
Fannie Mae Pool UMBS, 30 Year
Pool # CC1844, 5.5000%, 1/1/56 $ 10,930,093 11,154,871
Pool # CC1930, 5.0000%, 2/1/56 5,483,061 5,450,790
Pool # FA0339, 5.5000%, 1/1/55 4,350,343 4,425,976
Pool # FA1749, 5.5000%, 5/1/55 9,577,255 9,751,654
Pool # FA3788, 5.5000%, 11/1/55 8,060,487 8,207,266
Pool # FA4675, 6.0000%, 1/1/56 5,089,001 5,283,516
Pool # FS9509, 5.5000%, 11/1/54 5,473,444 5,565,964
Freddie Mac Pool UMBS, 30 Year
Pool # RJ1763, 5.0000%, 6/1/54 1,967,346 1,945,885
Pool # RJ2155, 5.0000%, 10/1/54 2,170,194 2,146,521
Pool # SL4365, 6.0000%, 2/1/55 7,084,344 7,311,854
Total Mortgage-Backed Securities (cost $61,724,337) 61,244,297
Investment Companies - 3 .7%
Money Market Funds - 3 .7%
Janus Henderson Cash Liquidity Fund LLC, 3.6430%
£,∞
(cost $17,523,575) 17,523,578 17,523,575
Investments Purchased with Cash Collateral from Securities Lending - 0 .2%
Investment Companies - 0 .2%
Janus Henderson Cash Collateral Fund LLC, 3.5573%
£,∞
858,368 858,368
Time Deposits - 0.0%
Royal Bank of Canada, 3.6300%, 7/1/26 214,592 214,592
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $1,072,960) 1,072,960
Total Investments (total cost $ 483,301,608 ) - 99 .7% 474,875,510
Cash, Receivables and Other Assets, net of Liabilities - 0.3% 1,573,100
Net Assets - 100.0% $476,448,610

Janus Henderson Developed World Bond Fund
Schedule of Investments
June 30, 2026
14 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Summary of Investments by Country - (Long Positions)
Country Value
% of
Investment
Securities
United States of America $ 234,421,942 49 .3%
United Kingdom 70,524,949 14 .9
Luxembourg 38,234,740 8 .1
France 22,370,288 4 .6
Netherlands 19,729,455 4 .2
Germany 19,187,521 4 .0
New Zealand 17,001,069 3 .6
Spain 14,768,130 3 .1
Italy 9,540,120 2 .0
Switzerland 7,513,325 1 .6
Canada 6,225,280 1 .3
Japan 5,795,308 1 .2
Ireland 2,294,391 0 .5
Belgium 2,069,998 0 .4
Portugal 1,694,294 0 .4
Australia 1,687,134 0 .4
Sweden 920,605 0 .2
Jersey 896,961 0 .2
Total $474,875,510 100 .0%
Schedule of Affiliated Investments - (% of Net Assets)
Affiliate
Affiliated
Investments,
at Value at
6/30/25 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
6/30/26
............. Shares
Held at
6/30/26
Dividend
Income
Investment Companies - 3 .7%
Money Market Funds - 3.7%
Janus Henderson Cash Liquidity Fund LLC, 3.6430%
∞
$ 19,333,340 $ 305,825,856 $ (307,634,710) $ (911) $ – $ 17,523,575 17,523,578 $ 840,960
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 3.5573%
∞
161,868 21,689,409 (20,992,909) – – 858,368 858,368 44,590
Δ
Total Affiliated Investments - 3.9%
$19,495,208 $327,515,265 $(328,627,619) $(911) $– $18,381,943 18,381,946 $885,550
Schedule of Unfunded Loan Commitments
Borrower
Unfunded Loan
Commitments Value
Unrealized
Appreciation/
(Depreciation)
CoreWeave Financing DDTL V LLC, Delayed Draw First Lien Term Loan $ 604,555 $ 622,747 $ 18,192

Janus Henderson Developed World Bond Fund
Schedule of Investments
June 30, 2026
Janus Investment Fund 15
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/
Foreign Currency Settlement Date
Foreign
Currency
Amount Sold/
(Purchased)
USD Currency
Amount Sold/
(Purchased)
Market Value
and Unrealized
Appreciation
(Depreciation)
BNP Paribas SA
Australian Dollar 8/26/26 2,000,671 $ (1,422,589) $ 38,534
Australian Dollar 7/29/26 483,754 (345,435) 10,610
Australian Dollar 8/26/26 435,893 (310,335) 8,786
Australian Dollar 8/26/26 165,565 (118,742) 4,205
Australian Dollar 9/29/26 228,848 (161,311) 3,087
Australian Dollar 8/26/26 101,764 (72,543) 2,143
Australian Dollar 9/29/26 (853,625) 588,052 2,141
Australian Dollar 8/26/26 334,915 (233,604) 1,911
Australian Dollar 9/29/26 206,104 (144,222) 1,723
Australian Dollar 9/29/26 102,812 (72,506) 1,423
Australian Dollar 8/26/26 44,991 (32,187) 1,062
Australian Dollar 8/26/26 58,254 (41,018) 718
Australian Dollar 9/29/26 (206,104) 141,811 689
Australian Dollar 8/26/26 34,067 (23,946) 379
Australian Dollar 8/26/26 17,044 (12,049) 258
Australian Dollar 9/29/26 55,044 (38,073) 16
Australian Dollar 8/26/26 (41,316) 29,676 (1,094)
Australian Dollar 9/29/26 (283,194) 198,236 (2,437)
Australian Dollar 8/26/26 (486,646) 343,954 (7,294)
Australian Dollar 8/26/26 (1,959,812) 1,394,418 (38,629)
Euro 7/29/26 55,982,067 (66,152,053) 2,105,240
Euro 8/26/26 56,676,268 (66,211,447) 1,293,609
Euro 9/29/26 57,245,602 (66,707,065) 1,042,396
Euro 7/29/26 2,240,000 (2,646,564) 83,871
Euro 7/29/26 1,700,510 (1,998,217) 52,732
Euro 7/29/26 1,688,115 (1,980,297) 48,993
Euro 7/29/26 2,104,512 (2,455,041) 47,355
Euro 8/26/26 2,570,000 (2,979,946) 36,230
Euro 7/29/26 1,575,755 (1,838,868) 36,111
Euro 9/29/26 (4,237,358) 4,824,859 35,684
Euro 8/26/26 1,600,000 (1,866,947) 34,283
Euro 7/29/26 924,370 (1,089,085) 31,550
Euro 8/26/26 1,060,000 (1,234,180) 20,041
Euro 8/26/26 1,112,852 (1,293,784) 19,108
Euro 8/26/26 750,855 (877,215) 17,175
Euro 8/26/26 1,090,000 (1,265,190) 16,688
Euro 8/26/26 512,846 (594,651) 7,230
Euro 7/29/26 141,094 (166,266) 4,846
Euro 8/26/26 133,162 (155,367) 2,841
Euro 8/26/26 84,256 (98,667) 2,159
Euro 7/29/26 47,118 (55,334) 1,429
Euro 8/26/26 62,725 (73,072) 1,226
Euro 8/26/26 36,205 (42,246) 776
Euro 7/29/26 23,988 (28,182) 738
Euro 8/26/26 47,888 (55,536) 685
Euro 7/29/26 17,696 (20,913) 667
Euro 9/29/26 (71,318) 81,206 601
Euro 7/29/26 18,847 (22,133) 571
Euro 8/26/26 14,397 (16,801) 310
Euro 8/26/26 11,098 (12,979) 268
Euro 9/29/26 125,508 (144,231) 265

Janus Henderson Developed World Bond Fund
Schedule of Investments
June 30, 2026
16 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Schedule of Forward Foreign Currency Exchange Contracts (continued)
Counterparty/
Foreign Currency Settlement Date
Foreign
Currency
Amount Sold/
(Purchased)
USD Currency
Amount Sold/
(Purchased)
Market Value
and Unrealized
Appreciation
(Depreciation)
Euro 7/29/26 5,159 (6,087) $ 185
Euro 8/26/26 12,592 (14,545) 122
Euro 8/26/26 8,006 (9,269) 99
Euro 9/29/26 168,187 (192,993) 72
Euro 9/29/26 (46,380) 53,176 25
Euro 9/29/26 9,252 (10,566) (47)
Euro 8/26/26 (8,433) 9,856 (197)
Euro 8/26/26 (12,396) 14,433 (235)
Euro 9/29/26 (69,314) 79,823 (316)
Euro 7/29/26 (14,617) 17,173 (451)
Euro 9/29/26 (98,937) 114,100 (613)
Euro 7/29/26 (20,561) 24,156 (633)
Euro 7/29/26 (19,404) 22,926 (727)
Euro 8/26/26 (70,705) 82,325 (1,339)
Euro 8/26/26 (111,164) 129,399 (2,071)
Euro 8/26/26 (172,425) 199,973 (2,475)
Euro 9/29/26 800,000 (915,034) (2,621)
Euro 7/29/26 (112,613) 131,606 (2,771)
Euro 8/26/26 (140,115) 163,284 (2,794)
Euro 7/29/26 (82,224) 96,897 (2,828)
Euro 7/29/26 (77,103) 91,101 (2,891)
Euro 7/29/26 (126,024) 147,664 (3,485)
Euro 7/29/26 (111,354) 130,893 (3,498)
Euro 9/29/26 (233,142) 271,273 (3,842)
Euro 9/29/26 965,000 (1,102,808) (4,114)
Euro 9/29/26 1,010,000 (1,154,160) (4,380)
Euro 7/29/26 (141,229) 165,971 (4,397)
Euro 9/29/26 1,050,000 (1,199,946) (4,476)
Euro 7/29/26 (148,500) 175,409 (5,516)
Euro 7/29/26 (208,549) 246,160 (7,568)
Euro 7/29/26 (471,372) 555,043 (15,766)
Euro 9/29/26 2,100,000 (2,391,064) (17,781)
Euro 7/29/26 (894,951) 1,055,986 (32,110)
Euro 7/29/26 (985,360) 1,159,745 (32,435)
Euro 8/26/26 (2,145,088) 2,506,152 (49,136)
Euro 7/29/26 (1,783,650) 2,095,512 (54,911)
Euro 7/29/26 (4,026,121) 4,754,447 (148,325)
Great British Pound 8/26/26 26,240,150 (35,155,201) 342,564
Great British Pound 9/29/26 18,325,364 (24,588,029) 275,221
Great British Pound 7/29/26 7,180,097 (9,696,608) 170,860
Great British Pound 7/29/26 1,208,790 (1,631,480) 27,793
Great British Pound 8/26/26 663,300 (890,622) 10,626
Great British Pound 9/29/26 (2,066,495) 2,734,049 7,631
Great British Pound 8/26/26 236,222 (317,313) 3,919
Great British Pound 8/26/26 149,899 (202,013) 3,143
Great British Pound 9/29/26 (226,800) 298,171 2,731
Great British Pound 8/26/26 85,963 (115,537) 1,490
Great British Pound 8/26/26 78,870 (105,885) 1,249
Great British Pound 7/29/26 33,345 (45,438) 1,200
Great British Pound 8/26/26 58,306 (78,290) 936
Great British Pound 9/29/26 (131,040) 172,969 886
Great British Pound 7/29/26 24,180 (32,789) 709

Janus Henderson Developed World Bond Fund
Schedule of Investments
June 30, 2026
Janus Investment Fund 17
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Schedule of Forward Foreign Currency Exchange Contracts (continued)
Counterparty/
Foreign Currency Settlement Date
Foreign
Currency
Amount Sold/
(Purchased)
USD Currency
Amount Sold/
(Purchased)
Market Value
and Unrealized
Appreciation
(Depreciation)
Great British Pound 7/29/26 90,300 (120,479) $ 680
Great British Pound 7/29/26 29,670 (40,000) 637
Great British Pound 8/26/26 47,520 (63,648) 603
Great British Pound 7/29/26 19,530 (26,395) 484
Great British Pound 7/29/26 13,020 (17,735) 462
Great British Pound 9/29/26 (157,446) 208,498 391
Great British Pound 9/29/26 189,000 (250,648) (104)
Great British Pound 7/29/26 (7,400) 9,988 (171)
Great British Pound 8/26/26 (24,480) 32,660 (182)
Great British Pound 9/29/26 85,680 (113,491) (183)
Great British Pound 9/29/26 116,452 (154,083) (417)
Great British Pound 7/29/26 (25,400) 34,281 (583)
Great British Pound 7/29/26 (26,593) 35,881 (601)
Great British Pound 8/26/26 (38,540) 51,820 (690)
Great British Pound 9/29/26 (138,120) 185,064 (1,815)
Great British Pound 8/26/26 (113,760) 152,876 (1,951)
Great British Pound 7/29/26 (80,349) 108,565 (1,967)
Great British Pound 8/26/26 (175,440) 234,892 (2,137)
Great British Pound 7/29/26 (81,375) 110,278 (2,319)
Great British Pound 8/26/26 (549,881) 732,683 (3,160)
Great British Pound 8/26/26 (229,297) 307,691 (3,484)
Great British Pound 7/29/26 (99,349) 135,311 (3,506)
Great British Pound 8/26/26 (164,214) 221,674 (3,812)
Great British Pound 8/26/26 (220,516) 297,032 (4,475)
Great British Pound 9/29/26 730,276 (963,517) (5,362)
Great British Pound 8/26/26 (331,237) 446,413 (6,963)
Great British Pound 8/26/26 (504,366) 676,703 (7,564)
Great British Pound 8/26/26 (559,139) 751,528 (9,721)
Great British Pound 8/26/26 (810,921) 1,089,466 (13,623)
Great British Pound 7/29/26 (723,433) 976,440 (16,670)
Great British Pound 7/29/26 (511,869) 697,153 (18,062)
Great British Pound 7/29/26 (870,343) 1,174,728 (20,055)
Great British Pound 7/29/26 (707,074) 963,017 (24,951)
Great British Pound 8/26/26 (2,368,731) 3,172,773 (30,193)
Great British Pound 7/29/26 (1,341,560) 1,812,002 (32,171)
Great British Pound 8/26/26 (2,416,259) 3,239,839 (34,203)
New Zealand Dollar 8/26/26 25,764,080 (15,118,456) 450,763
New Zealand Dollar 7/29/26 2,759,151 (1,635,342) 66,024
New Zealand Dollar 9/29/26 943,183 (550,741) 13,176
New Zealand Dollar 7/29/26 (454,965) 268,499 (9,729)
Swiss Franc 7/29/26 8,790,782 (11,398,606) 481,943
Swiss Franc 7/29/26 (2,133,181) 2,745,022 (95,972)
Swiss Franc 7/29/26 (2,808,900) 3,608,250 (120,072)
Swiss Franc 7/29/26 (3,848,701) 4,965,669 (186,234)
–
Total $5,762,682

Janus Henderson Developed World Bond Fund
Schedule of Investments
June 30, 2026
18 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Futures Long:
Australia 10 Year Bonds 330 9/15/26 $ 25,096,044 $ 312,596
Euro-Bund 339 9/8/26 49,328,371 211,073
Euro-Buxl 14 9/8/26 1,779,275 47,551
Long Gilt 87 9/28/26 10,296,877 (8,334)
U.S. Treasury 10 Year Ultra Bonds 182 9/21/26 20,469,313 (1,162)
U.S. Treasury Long Bonds 109 9/21/26 12,371,500 68,027
Total $629,751
Schedule of Centrally Cleared Credit Default Swaps - Buy Protection
Reference Asset
Maturity
Date
Notional
Amount
Premiums
Paid/
(Received)
Unrealized
Appreciation
(Depreciation) Value
iTraxx Europe Crossover.45-V1, Fixed Rate of
5.00%, Paid Quarterly 6/20/31 $ 4,100,000 $ (319,810) $ (199,676) $ (519,486)
Schedule of Centrally Cleared Credit Default Swaps - Sell Protection
(1)
Reference Asset Type/
Reference Asset
Credit
Rating
Maturity
Date
Notional
Amount
(2)
Premiums
Paid/
(Received)
Unrealized
Appreciation
(Depreciation) Value
Credit Default Swap Index
CDX.NA.HY.45-V3, Fixed Rate of
5.00%, Paid Quarterly
(3)
Non-
Investment
Grade 12/20/30 $ 2,562,500 $ – $ 208,054 $ 208,054
CDX.NA.HY.45-V3, Fixed Rate of
5.00%, Paid Quarterly
(3)
Non-
Investment
Grade 12/20/30 2,562,500 – 208,054 208,054
CDX.NA.HY.45-V3, Fixed Rate of
5.00%, Paid Quarterly
(3)
Non-
Investment
Grade 12/20/30 3,100,000 – 251,695 251,695
CDX.NA.HY.46-V2, Fixed Rate of
5.00%, Paid Quarterly
(3)
Non-
Investment
Grade 6/20/31 5,000,000 401,102 5,783 406,885
CDX.NA.HY.46-V2, Fixed Rate of
5.00%, Paid Quarterly
(3)
Non-
Investment
Grade 6/20/31 4,500,000 344,478 21,718 366,196
iTraxx Europe Crossover.45-V1,
Fixed Rate of 5.00%, Paid
Quarterly
(3)
Non-
Investment
Grade 6/20/31 4,700,000 449,541 145,967 595,508
Total $1,195,121 $841,271 $2,036,392
(1) If a credit event occurs, the seller of protection will pay a net settlement amount equal to the notional amount of the swap less the recovery value of the reference asset from related offsetting purchase protection.
(2) If a credit event occurs, the notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection.

Janus Henderson Developed World Bond Fund
Schedule of Investments
June 30, 2026
Janus Investment Fund 19
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of June 30, 2026.
The following tables provide information about the effect of derivatives and hedging activities on the Fund's Statement of
Operations for the year ended June 30, 2026.
(3) For those index credit default swaps entered into by the Fund to sell protection, "Variation Margin" serves as an indicator of the current status of payment and performance risk and represents the likelihood of an expected gain or loss should the notional amount of the swap be closed or sold at period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference asset's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of June 30, 2026
Credit
Contracts
Interest Rate
Contracts
Currency
Contracts Total
Asset Derivatives:
Forward foreign currency exchange contracts $ — $ — $ 6,889,987 $ 6,889,987
*
Futures contracts — 639,247 — 639,247
*
Swaps - centrally cleared 841,271 — — 841,271
Total Asset Derivatives $ 841,271 $ 639,247 $ 6,889,987 $ 8,370,505
Liability Derivatives:
Forward foreign currency exchange contracts — — 1,127,305 1,127,305
*
Futures contracts — 9,496 — 9,496
*
Swaps - centrally cleared 199,676 — — 199,676
Total Liability Derivatives $ 199,676 $ 9,496 $ 1,127,305 $ 1,336,477
*
The fair value presented includes net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps. In the Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).
The Effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the
Year Ended June 30, 2026
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative
Credit
Contracts
Interest Rate
Contracts
Currency
Contracts Total
Forward foreign currency exchange contracts $ — $ — $ 21,425 $ 21,425
Futures contracts — 734,804 — 734,804
Swap contracts 712,017 — — 712,017
Total $ 712,017 $ 734,804 $ 21,425 $ 1,468,246

Janus Henderson Developed World Bond Fund
Schedule of Investments
June 30, 2026
20 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Please see the “Net realized and change in unrealized gain/(loss) on investments” sections of the Fund's Statement of
Operations.
Amount of Change in Unrealized Appreciation/(Depreciation) Recognized on Derivatives
Derivative
Credit
Contracts
Interest Rate
Contracts
Currency
Contracts Total
Forward foreign currency exchange contracts $ — $ — $ 16,082,240 $ 16,082,240
Futures contracts — (802,878) — (802,878)
Swap contracts 86,033 — — 86,033
Total $ 86,033 $ (802,878) $ 16,082,240 $ 15,365,395
Average Ending Monthly Value of Derivative Instruments During the Year Ended June 30, 2026
Futures contracts:
Average notional amount of contracts - long $37,601,146
Average notional amount of contracts - short 4,998,723
Forward foreign currency exchange contracts:
Average amounts purchased - in USD 87,868,709
Average amounts sold - in USD 401,727,730
Credit default swaps:
Average notional amount - buy protection 1,798,759
Average notional amount - sell protection 26,736,095
Offsetting of Financial Assets and Derivative Assets
Counterparty
Gross Amounts
of Recognized
Assets
Offsetting Asset
or Liability
(a)
Collateral
Pledged
(b)
Net Amount
BNP Paribas SA $ 6,889,987 $ (1,127,305) $ — $ 5,762,682
Total $ 6,889,987 $ (1,127,305) $ — $ 5,762,682
Offsetting of Financial Liabilities and Derivative Liabilities
Counterparty
Gross Amounts
of Recognized
Liabilities
Offsetting Asset
or Liability
(a)
Collateral
Pledged
(b)
Net Amount
BNP Paribas SA $ 1,127,305 $ (1,127,305) $ — $ —
Total $ 1,127,305 $ (1,127,305) $ — $ —
Offsetting of Financial Assets and Derivative Assets
Counterparty
Gross Amounts of
Recognized Assets
Offsetting Asset
or Liability
(a)
Collateral Pledged
(b)
Net Amount
JPMorgan Chase Bank NA $ 1,046,408 $ — $ (1,046,408) $ —
(a) Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.
(b) Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Janus Henderson Developed World Bond Fund
Notes to Schedule of Investments and Other Information
June 30, 2026
Janus Investment Fund 21
CME Chicago Mercantile Exchange
DAC Designated Activity Company
EUR Euro
EURIBOR Euro Interbank Offered Rate
GBP British Pound
ICE Intercontinental Exchange
LLC Limited Liability Company
LP Limited Partnership
NZD New Zealand Dollar
plc Public Limited Company
SOFR Secured Overnight Financing Rate
SONIA Sterling Overnight Index Average Rate
UMBS Uniform Mortgage-Backed Securities
# Loaned security; a portion of the security is on loan at June 30, 2026. As of June 30, 2026, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $1,046,408. Gross amounts of recognized liabilities for securities lending (collateral received) is $1,072,960, resulting in the net amount due the counterparty of $26,552.
.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
∞ Rate shown is the 7-day yield as of June 30, 2026.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
Ø Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
† The position has not yet settled as of June 30, 2026. The coupon rate is undetermined.
μ Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
ƒ All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date. See Notes to Financial Statements.
ž Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the year ended
June 30, 2026 is $145,885,847 which represents 30.6% of net assets.
‡ Variable or floating rate security. Rate shown is the current rate as of June 30, 2026. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

Janus Henderson Developed World Bond Fund
Notes to Schedule of Investments and Other Information
June 30, 2026
22 June 30, 2026
¥ Security purchased in an offshore transaction exempt from registration under Regulation S of the Securities Act of 1933.
The following is a summary of the inputs that were used to value the Fund 's investments in securities and other financial instruments as of June 30, 2026 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Bank Loans $ — $ 35,801,390 $ — $ 35,801,390
Collateralized Loan Obligations — 53,382,926 — 53,382,926
Corporate Bonds — 265,567,144 — 265,567,144
Foreign Government Bonds — 40,283,218 — 40,283,218
Mortgage-Backed Securities — 61,244,297 — 61,244,297
Investment Companies — 17,523,575 — 17,523,575
Investments Purchased with Cash
Collateral from Securities Lending — 1,072,960 — 1,072,960
Total Investments in Securities $ — $ 474,875,510 $ — $ 474,875,510
Other Financial Instruments
(a)
:
Centrally Cleared Swaps $ — $ 841,271 $ — $ 841,271
Forward Foreign Currency Exchange
Contracts — 6,889,987 — 6,889,987
Futures Contracts 639,247 — — 639,247
Total Other Financial Instruments $ 639,247 $ 7,731,258 $ — $ 8,370,505
Unfunded Loan Commitments $ — $ 18,192 $ — $ 18,192
Total Assets $ 639,247 $ 482,624,960 $ — $ 483,264,207
Liabilities
Other Financial Instruments
(a)
:
Centrally Cleared Swaps $ — $ 199,676 $ — $ 199,676
Forward Foreign Currency Exchange
Contracts — 1,127,305 — 1,127,305
Futures Contracts 9,496 — — 9,496
Total Other Financial Instruments $ 9,496 $ 1,326,981 $ — $ 1,336,477
Total Liabilities $ 9,496 $ 1,326,981 $ — $ 1,336,477
(a) Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

Janus Henderson Flexible Bond Fund
Schedule of Investments
June 30, 2026
Janus Investment Funds 23
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Asset-Backed Securities - 9 .4%
Affirm Master Trust 2025-3A A, 4.4500%, 10/16/34
ž
$ 3,080,000 $ 3,045,643
Ansley Park Capital LLC 2025-A A2, 4.4300%, 4/20/35
ž
2,302,376 2,295,192
Aqua Finance Trust 2021-A A, 1.5400%, 7/17/46
ž
585,094 534,318
Avis Budget Rental Car Funding AESOP LLC 2023-4A A, 5.4900%, 6/20/29
ž
2,300,000 2,328,308
Avis Budget Rental Car Funding AESOP LLC 2026-1A A, 4.2800%, 8/20/30
ž
1,284,000 1,264,983
Bayview Opportunity Master Fund VII LLC 2025-EDU1 B, CME Term Average
SOFR 30 Day + 1.7000%, 5.3278%, 7/27/48
‡,ž
1,320,076 1,318,614
BRAVO Residential Funding Trust 2026-CES1 A1A, 5.2540%, 4/25/56
Ç,ž
2,232,607 2,220,328
CF Hippolyta Issuer LLC 2021-1A A1, 1.5300%, 3/15/61
ž
6,917,317 5,473,740
CF Hippolyta Issuer LLC 2021-1A B1, 1.9800%, 3/15/61
ž
1,461,837 864,465
CF Hippolyta Issuer LLC 2022-1A A2, 6.1100%, 8/15/62
ž
15,483,422 15,446,382
Compass Datacenters Issuer II LLC 2025-1A A1, 5.3160%, 5/25/50
ž
11,737,231 11,704,558
Compass Datacenters Issuer III LLC 2025-1A A2, 5.6560%, 2/25/50
ž
4,154,491 4,133,517
Compass Datacenters Issuer III LLC 2025-2A A2, 5.8350%, 2/25/50
ž
2,395,230 2,406,564
COOPR Residential Mortgage Trust 2025-CES2 A1A, 5.5020%, 6/25/60
Ç,ž
1,340,924 1,340,817
COOPR Residential Mortgage Trust 2025-CES3 A1A, 4.8400%, 9/25/60
Ç,ž
3,057,978 3,024,983
COOPR Residential Mortgage Trust 2025-CES4 A1A, 5.0400%, 11/25/60
Ç,ž
1,270,779 1,260,899
COOPR Residential Mortgage Trust 2026-CES1 A1A, 4.8740%, 2/25/61
Ç,ž
2,831,173 2,786,820
CyrusOne Data Centers Issuer I LLC 2024-1A A2, 4.7600%, 3/22/49
ž
2,520,871 2,468,003
CyrusOne Data Centers Issuer I LLC 2024-2A A2, 4.5000%, 5/20/49
ž
3,192,000 3,085,471
CyrusOne Data Centers Issuer I LLC 2024-3A A2, 4.6500%, 5/20/49
ž
7,528,000 7,153,550
DB Master Finance LLC 2017-1A A2II, 4.0300%, 11/20/47
ž
1,291,840 1,278,445
Diamond Infrastructure Funding LLC 2021-1A A, 1.7600%, 4/15/49
ž
7,083,000 6,970,440
Domino's Pizza Master Issuer LLC 2018-1A A2II, 4.3280%, 7/25/48
ž
194,238 193,086
Ellington Financial Mortgage Trust 2026-CES2 A1A, 5.6020%, 6/25/61
Ç,ž
2,600,000 2,598,370
FIGRE Trust 2024-HE2 A, 6.3800%, 5/25/54
‡,ž
1,541,431 1,562,649
FIGRE Trust 2024-HE4 A, 5.0560%, 9/25/54
‡,ž
2,278,554 2,265,450
FIGRE Trust 2025-FL1 A1, 5.2650%, 7/25/55
Ç,ž
2,877,841 2,868,043
FIGRE Trust 2025-HE2 A, 5.7750%, 3/25/55
‡,ž
2,544,047 2,554,568
FIGRE Trust 2025-HE3 A, 5.5600%, 5/25/55
‡,ž
2,710,881 2,709,488
FIGRE Trust 2025-HE4 A, 5.4080%, 7/25/55
‡,ž
1,122,539 1,118,102
FIGRE Trust 2025-HE5 A, 5.2850%, 8/25/55
‡,ž
1,899,719 1,885,581
FIGRE Trust 2025-HE6 A, 5.0440%, 9/25/55
‡,ž
1,494,712 1,473,490
FIGRE Trust 2025-PF2 A, 5.0170%, 10/25/55
‡,ž
5,101,149 5,028,722
Firstlight Issuer LLC 2026-1A A2, 5.8730%, 6/20/56
ž
3,502,000 3,515,831
Foundation Finance Trust 2025-2A A, 4.6700%, 4/15/52
ž
2,788,873 2,758,944
Foundation Finance Trust 2025-3A A, 4.5600%, 8/15/52
ž
2,484,201 2,454,475
Gracie Point International Funding LLC 2025-1A A, CME Term Average SOFR 30
Day + 1.5000%, 5.0923%, 8/15/28
‡,ž
3,606,000 3,611,300
GS Mortgage Backed Securities Trust 2025-CES2 A1, 5.1800%, 9/25/55
Ç,ž
2,405,114 2,391,150
GS Mortgage-Backed Securities Trust 2026-CES1 A1, 4.8990%, 5/25/56
Ç,ž
824,351 815,419
Hertz Vehicle Financing III LLC 2025-5A A, 4.6200%, 5/25/30
ž
1,538,000 1,521,554
Huntington Bank Auto Credit-Linked Notes 2024-2 B1, 5.4420%, 10/20/32
ž
1,182,402 1,187,497
Lendbuzz Securitization Trust 2023-1A A2, 6.9200%, 8/15/28
ž
347,156 349,730
Libra Solutions LLC 2024-1A A, 5.8800%, 9/30/38
ž
1,305,000 1,290,891
Libra Solutions LLC 2025-1A A, 6.3550%, 8/15/39
ž
3,678,000 3,631,684
Lmdv Issuer Co. LLC 2025-1A A2, 5.3100%, 12/15/55
ž
2,057,000 2,054,731
M&T Equipment Notes 2023-1A A3, 5.7400%, 7/15/30
ž
242,833 243,292
MVW LLC 2025-2A A, 4.4800%, 10/20/44
ž
840,243 830,131
NRM FNT1 Excess LLC 2024-FNT1 A, 7.3980%, 11/25/31
Ç,ž
2,653,821 2,673,540
Oak Street Investment Grade Net Lease Fund 2020-1A A1, 1.8500%, 11/20/50
ž
3,694,672 3,201,874
Oaktree ABF Equipment ST LLC 2026-1A A2, 4.5000%, 10/17/33
ž
1,553,000 1,551,482
QTS Issuer ABS I LLC 2025-1A B, 5.9280%, 5/25/55
ž
9,219,000 9,016,972
RCKT Mortgage Trust 2023-CES1 A1A, 6.5150%, 6/25/43
‡,ž
782,921 780,856

Janus Henderson Flexible Bond Fund
Schedule of Investments
June 30, 2026
24 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Asset-Backed Securities - (continued)
RCKT Mortgage Trust 2024-CES1 A1A, 6.0250%, 2/25/44
‡,ž
$ 1,049,404 $ 1,050,368
RCKT Mortgage Trust 2024-CES2 A1A, 6.1410%, 4/25/44
‡,ž
2,204,352 2,209,347
RCKT Mortgage Trust 2024-CES5 A1A, 5.8460%, 8/25/44
Ç,ž
1,850,749 1,854,739
RCKT Mortgage Trust 2024-CES6 A1A, 5.3440%, 9/25/44
Ç,ž
1,941,279 1,938,059
RCKT Mortgage Trust 2024-CES7 A1A, 5.1580%, 10/25/44
Ç,ž
3,992,730 3,978,379
RCKT Mortgage Trust 2024-CES9 A1A, 5.5820%, 12/25/44
Ç,ž
753,752 754,240
RCKT Mortgage Trust 2025-CES10 A1A, 4.8940%, 11/25/55
Ç,ž
2,774,564 2,742,123
RCKT Mortgage Trust 2025-CES2 A1A, 5.5030%, 2/25/55
Ç,ž
1,671,512 1,674,861
RCKT Mortgage Trust 2025-CES7 A1A, 5.3770%, 7/25/55
Ç,ž
1,101,973 1,099,927
RCKT Mortgage Trust 2025-CES8 A1A, 5.1477%, 8/25/55
‡,ž
3,170,738 3,150,441
RCKT Mortgage Trust 2025-CES9 A1A, 4.7950%, 9/25/55
Ç,ž
1,218,203 1,201,430
RCKT Mortgage Trust 2026-CES2 A1A, 4.7620%, 2/25/56
Ç,ž
2,194,646 2,161,840
RCKT Mortgage Trust 2026-CES2 A1B, 4.8630%, 2/25/56
Ç,ž
604,965 598,204
RCKT Mortgage Trust 2026-CES4 A1A, 5.1240%, 4/25/56
Ç,ž
1,878,730 1,866,635
RCKT Mortgage Trust 2026-CES6 A1A, 5.3210%, 6/25/56
Ç,ž
1,810,000 1,806,734
Research-Driven Pagaya Motor Asset Trust 2026-R1A A, 5.6590%, 7/25/34
ž
1,637,455 1,642,638
Saluda Grade Alternative Mortgage Trust 2023-FIG3 A, 7.0670%, 8/25/53
‡,ž
5,159,411 5,284,350
Saluda Grade Alternative Mortgage Trust 2023-FIG4 A, 6.7180%, 11/25/53
‡,ž
2,636,943 2,708,582
Saluda Grade Alternative Mortgage Trust 2024-CES1 A1, 6.3060%, 3/25/54
‡,ž
1,280,494 1,289,410
Saluda Grade Alternative Mortgage Trust 2024-FIG5 A, 6.2550%, 4/25/54
‡,ž
1,952,554 1,976,781
Saluda Grade Alternative Mortgage Trust 2025-LOC5 A1A, CME Term SOFR 1
Month + 1.6000%, 5.2483%, 10/25/55
‡,ž
3,302,968 3,304,272
Saluda Grade Alternative Mortgage Trust 2026-HB1 A1A, CME Term SOFR 1
Month + 1.4000%, 5.0483%, 4/25/56
‡,ž
2,385,320 2,387,983
SCF Equipment Leasing LLC 2025-2A A2, 4.2600%, 12/22/31
ž
1,309,144 1,305,982
SEB Funding LLC 2026-1A A2, 6.6650%, 1/30/56
ž
3,726,000 3,682,735
SF ABS Issuer LLC 2025-1A A2, 5.3770%, 11/25/55
ž
9,179,000 9,022,846
Stack Infrastructure Issuer LLC 2026-1A A2, 5.0000%, 3/27/56
ž
4,805,000 4,658,192
Taco Bell Funding LLC 2018-1A A2II, 4.9400%, 11/25/48
ž
2,520,315 2,512,158
Taco Bell Funding LLC 2021-1A A2II, 2.2940%, 8/25/51
ž
1,466,873 1,367,086
Tesla Sustainable Energy Business Trust 2026-1A A, 5.3100%, 5/20/52
ž
4,120,000 4,080,752
Towd Point Mortgage Trust 2025-FIX2 A1, 5.2490%, 10/25/65
Ç,ž
4,259,322 4,228,945
Trackside Rail LLC 2026-1A A, 4.8900%, 3/20/56
ž
5,395,860 5,220,461
Truist Bank Auto Credit-Linked Notes 2026-1 B, 5.0670%, 6/26/34
ž
3,100,000 3,097,372
UPG HI Issuer Trust 2025-2 A, 5.0000%, 9/25/47
ž
1,502,432 1,490,650
US Bank NA 2026-RVM1 B1, 4.9590%, 12/25/46
ž
2,148,684 2,134,477
Vantage Data Centers LLC 2020-2A A2, 1.9920%, 9/15/45
ž
4,083,000 3,917,284
VB-S1 Issuer LLC 2026-1A C2, 4.6930%, 3/15/56
ž
2,177,000 2,116,438
Vista Point Securitization Trust 2026-CES1 A1, 5.0350%, 2/25/56
Ç,ž
2,201,915 2,174,391
Wendy's Funding LLC 2019-1A A2II, 4.0800%, 6/15/49
ž
2,560,751 2,459,868
Wendy's Funding LLC 2021-1A A2I, 2.3700%, 6/15/51
ž
982,212 907,220
Wendy's Funding LLC 2021-1A A2II, 2.7750%, 6/15/51
ž
2,380,676 2,101,646
Wendy's Funding LLC 2022-1A A2II, 4.5350%, 3/15/52
ž
541,287 517,733
Zayo Issuer LLC 2025-3A B, 5.7160%, 10/20/55
ž
1,230,000 1,200,552
Total Asset-Backed Securities (cost $258,462,682) 255,423,073
Bank Loans - 3 .2%
Communication Services - 0 .9%
Delta 2 (Lux) SARL, First Lien Term Loan B, CME Term SOFR 3 Month + 1.7500%,
5.4822%, 9/30/31
‡,ƒ
12,295,016 12,282,230
TKO Worldwide Holdings LLC, First Lien Term Loan B7, CME Term SOFR 3 Month
+ 1.7500%, 5.4125%, 11/21/31
‡,ƒ
12,148,521 12,102,964
24,385,194

Janus Henderson Flexible Bond Fund
Schedule of Investments
June 30, 2026
Janus Investment Funds 25
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Bank Loans - (continued)
Consumer Discretionary - 0.0%
Life Time, Inc., First Lien Term Loan, CME Term SOFR 1 Month + 2.0000%,
5.6126%, 11/5/31
‡,ƒ
$ 6,719 $ 6,720
Consumer Staples - 0 .2%
Lavender Dutch BorrowerCo BV, First Lien Term Loan B, CME Term SOFR 3
Month + 3.2500%, 6.9822%, 12/30/32
‡,ƒ
5,701,415 5,637,274
Financials - 0 .2%
Citadel Securities Global Holdings LLC, First Lien Term Loan, CME Term SOFR 3
Month + 2.0000%, 5.6996%, 10/31/31
‡,ƒ
6,479,385 6,463,640
Industrials - 1 .6%
EMRLD Borrower LP, First Lien Term Loan, CME Term SOFR 1 Month + 2.2500%,
5.8939%, 8/4/31
‡,ƒ
13,442,762 13,424,076
First Student Bidco, Inc., First Lien Term Loan B, CME Term SOFR 3 Month +
2.2500%, 5.9500%, 8/15/30
‡,ƒ
10,511,881 10,511,881
Genesee & Wyoming, Inc., First Lien Term Loan, CME Term SOFR 3 Month +
1.7500%, 5.4822%, 4/10/31
‡,ƒ
12,511,534 12,452,104
Quikrete Holdings, Inc., First Lien Term Loan B3, CME Term SOFR 1 Month +
2.2500%, 5.8939%, 2/10/32
‡,ƒ
2,539,217 2,536,043
Stonepeak Nile Parent LLC, First Lien Term Loan, CME Term SOFR 3 Month +
2.0000%, 5.6574%, 4/9/32
‡,ƒ
5,404,455 5,387,593
44,311,697
Information Technology - 0 .1%
Qnity Electronics, Inc., First Lien Term Loan, CME Term SOFR 3 Month +
2.0000%, 5.6658%, 10/29/32
‡,ƒ
2,137,260 2,139,462
Utilities - 0 .2%
Alpha Generation LLC, First Lien Term Loan B, CME Term SOFR 1 Month +
1.7500%, 5.3939%, 9/30/31
‡,ƒ
3,991,898 3,951,220
Total Bank Loans (cost $87,076,549) 86,895,207
Collateralized Loan Obligations - 5 .4%
AGL CLO 26 Ltd. 2023-26A A1R, CME Term SOFR 3 Month + 1.2800%, 4.9521%,
10/21/38
‡,ž
9,858,000 9,873,985
Bain Capital Credit CLO Ltd. 2023-3A A1R, CME Term SOFR 3 Month + 1.3100%,
4.9771%, 10/24/38
‡,ž
5,693,000 5,700,991
Ballyrock CLO 14 Ltd. 2020-14A A1BR, CME Term SOFR 3 Month + 1.5800%,
5.2552%, 7/20/37
‡,ž
1,159,727 1,162,989
Barings Loan Partners CLO 5 Ltd. LP-5A A, CME Term SOFR 3 Month + 1.2200%,
4.8952%, 1/20/35
‡,ž
6,848,787 6,852,211
Benefit Street Partners CLO 43 Ltd. 2025-43A A, CME Term SOFR 3 Month +
1.2700%, 4.9452%, 10/20/38
‡,ž
8,100,000 8,109,555
Benefit Street Partners CLO XV Ltd. 2018-15A A1R, CME Term SOFR 3 Month +
1.3900%, 5.0631%, 7/15/37
‡,ž
9,186,000 9,199,054
Carlyle US CLO Ltd. 2018-4A A2R, CME Term SOFR 3 Month + 1.5600%,
5.2404%, 10/17/37
‡,ž
8,278,000 8,296,789
Carlyle US CLO Ltd. 2023-2A A1R, CME Term SOFR 3 Month + 1.3200%,
4.9952%, 7/20/38
‡,ž
8,350,000 8,366,667
CBAM Ltd. 2018-5A A1R, CME Term SOFR 3 Month + 1.3400%, 5.0204%,
10/17/38
‡,ž
3,820,000 3,826,606
CIFC Funding Ltd. 2019-7A A1R, CME Term SOFR 3 Month + 1.2800%, 4.9552%,
10/19/38
‡,ž
6,294,000 6,304,198
Elmwood CLO X Ltd. 2021-3A AR2, CME Term SOFR 3 Month + 1.3000%,
4.9752%, 7/20/38
‡,ž
3,014,782 3,019,877
GoldenTree Loan Management US CLO 17 Ltd. 2023-17A AR, CME Term SOFR 3
Month + 1.2800%, 4.9552%, 1/20/39
‡,ž
6,961,000 6,970,481
Madison Park Funding LV Ltd. 2022-55A A1R, CME Term SOFR 3 Month +
1.3600%, 5.0352%, 7/18/37
‡,ž
9,324,578 9,338,979

Janus Henderson Flexible Bond Fund
Schedule of Investments
June 30, 2026
26 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Madison Park Funding LXII Ltd. 2022-62A A1R2, CME Term SOFR 3 Month +
1.3000%, 4.9795%, 7/16/38
‡,ž
$ 6,529,000 $ 6,536,910
Madison Park Funding LXXIII Ltd. 2025-73A A1, CME Term SOFR 3 Month +
1.3000%, 4.9804%, 10/17/38
‡,ž
7,208,000 7,217,352
Madison Park Funding XXXIV Ltd. 2019-34A A2RR, CME Term SOFR 3 Month +
1.6000%, 5.2795%, 10/16/37
‡,ž
3,126,000 3,133,792
Magnetite 50 Ltd. 2025-50A A1, CME Term SOFR 3 Month + 1.2800%, 4.9466%,
7/25/38
‡,ž
5,107,000 5,112,104
Neuberger Berman CLO 32R Ltd. 2019-32RA A, CME Term SOFR 3 Month +
1.3100%, 4.9852%, 7/20/39
‡,ž
6,122,645 6,134,250
OCP CLO Ltd. 2020-18A A2R2, CME Term SOFR 3 Month + 1.5700%, 5.2452%,
7/20/37
‡,ž
2,037,063 2,041,658
OCP CLO Ltd. 2025-44A A, CME Term SOFR 3 Month + 1.3000%, 4.9671%,
10/24/38
‡,ž
1,662,025 1,664,193
Octagon Investment Partners 42 Ltd. 2019-3A A2RR, CME Term SOFR 3 Month +
1.5600%, 5.2331%, 7/15/37
‡,ž
695,086 696,644
OHA Credit Funding 7 Ltd. 2020-7A A1R2, CME Term SOFR 3 Month + 1.2800%,
4.9552%, 7/19/38
‡,ž
6,600,000 6,606,507
OHA Credit Funding 9 Ltd. 2021-9A A2R, CME Term SOFR 3 Month + 1.5800%,
5.2552%, 10/19/37
‡,ž
4,518,000 4,528,545
Sixth Street CLO IX Ltd. 2017-9A AR, CME Term SOFR 3 Month + 1.3800%,
5.0521%, 7/21/37
‡,ž
6,450,000 6,460,849
Texas Debt Capital CLO Ltd. 2023-2A A1R, CME Term SOFR 3 Month + 1.3700%,
5.0421%, 10/21/37
‡,ž
6,913,000 6,925,163
Voya CLO Ltd. 2024-4A A2, CME Term SOFR 3 Month + 1.5500%, 5.2252%,
7/20/37
‡,ž
2,638,439 2,644,379
Total Collateralized Loan Obligations (cost $146,496,410) 146,724,728
Corporate Bonds - 20 .4%
Communication Services - 2 .3%
AT&T, Inc., 5.2500%, 10/30/36 8,440,000 8,288,086
Big Sky Funding LLC, 5.5000%, 12/31/27
¢
14,000,000 14,000,000
Black Pearl Compute LLC, 6.1250%, 2/15/31
ž
11,599,000 11,747,641
ROBLOX Corp., 3.8750%, 5/1/30
ž
9,921,000 9,375,583
Space Exploration Technologies Corp., 5.8750%, 7/15/36
ž
5,485,000 5,413,501
Stingray Compute LLC, 6.0000%, 6/15/31
ž
14,837,000 14,866,273
63,691,084
Consumer Discretionary - 1 .6%
Carnival Corp. Ltd., 5.7500%, 8/1/32
ž
9,493,000 9,585,722
Carvana Co., 9.0000%, 6/1/30
Ø,ž
8,772,056 9,068,771
Flutter Treasury DAC, 5.8750%, 6/4/31
ž
2,837,000 2,827,269
Pioneer Opco LLC, 7.0000%, 5/15/33
ž
7,188,000 7,314,545
Taylor Morrison Communities, Inc., 5.1250%, 8/1/30
ž
6,003,000 6,010,224
Taylor Morrison Communities, Inc., 5.7500%, 11/15/32
ž
8,166,000 8,404,022
43,210,553
Energy - 2 .9%
DT Midstream, Inc., 4.1250%, 6/15/29
ž
6,147,000 6,024,171
DT Midstream, Inc., 4.3750%, 6/15/31
ž
9,231,000 8,916,111
DT Midstream, Inc., 4.3000%, 4/15/32
ž
2,510,000 2,397,131
Hess Midstream Operations LP, 5.8750%, 3/1/28
ž
6,456,000 6,501,612
Hess Midstream Operations LP, 5.1250%, 6/15/28
ž
3,041,000 3,032,534
Hess Midstream Operations LP, 6.5000%, 6/1/29
ž
7,886,000 8,047,174
Hess Midstream Operations LP, 4.2500%, 2/15/30
ž
9,846,000 9,497,654
Occidental Petroleum Corp., 8.8750%, 7/15/30 3,013,000 3,392,558
SM Energy Co., 8.6250%, 11/1/30
ž
1,464,000 1,537,518

Janus Henderson Flexible Bond Fund
Schedule of Investments
June 30, 2026
Janus Investment Funds 27
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Energy - (continued)
SM Energy Co., 8.7500%, 7/1/31
ž
$ 4,473,000 $ 4,672,205
SM Energy Co., 9.6250%, 6/15/33
ž
6,892,000 7,556,658
Sunoco LP, 5.6250%, 3/15/31
ž
3,558,000 3,532,048
Tallgrass Energy Partners LP, 7.3750%, 2/15/29
ž
4,006,000 4,109,215
Tallgrass Energy Partners LP, 6.7500%, 3/15/34
ž
9,803,000 9,889,796
79,106,385
Financials - 6 .4%
Apollo Debt Solutions BDC, 5.2000%, 12/8/28
ž
2,456,000 2,418,110
Atlas Warehouse Lending Co. LP, 6.0500%, 1/15/28
ž
3,930,000 3,980,512
Atlas Warehouse Lending Co. LP, 6.2500%, 1/15/30
ž
3,170,000 3,265,336
Atlas Warehouse Lending Co. LP, 4.9500%, 11/15/30
ž
1,681,000 1,657,436
Bank of America Corp., SOFR + 0.8700%, 4.4770%, 4/23/30
‡
7,380,000 7,333,457
Bank of America Corp., SOFR + 1.0400%, 4.6950%, 4/23/32
‡
11,746,000 11,647,240
Blackstone Private Credit Fund, 7.3000%, 11/27/28 4,159,000 4,291,087
Blue Owl Credit Income Corp., 4.7000%, 2/8/27 743,000 739,301
Blue Owl Credit Income Corp., 7.9500%, 6/13/28 2,886,000 2,984,503
Burford Capital Global Finance LLC, 8.5000%, 1/15/34
#,ž
4,241,000 3,717,237
Capital One Financial Corp., SOFR + 2.0360%, 6.1830%, 1/30/36
‡
4,894,000 5,005,855
Citigroup, Inc., SOFR + 1.1710%, 4.5030%, 9/11/31
‡
20,264,000 20,000,199
Citigroup, Inc., U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year +
1.2800%, 5.5920%, 11/19/34
‡
6,394,000 6,473,603
Citigroup, Inc., U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year +
3.0010%, 6.6250%, 2/15/31
‡,μ
3,503,000 3,568,846
Goldman Sachs Group, Inc. (The), SOFR + 1.1900%, 5.0650%, 1/21/37
‡
3,087,000 3,013,996
Goldman Sachs Group, Inc. (The), SOFR + 1.3400%, 5.0940%, 4/20/34
‡
4,153,000 4,136,341
Jane Street Group, 7.1250%, 4/30/31
ž
6,387,000 6,603,877
Jane Street Group, 6.1250%, 11/1/32
ž
7,691,000 7,692,600
Jane Street Group, 6.7500%, 5/1/33
ž
7,772,000 7,992,465
JPMorgan Chase & Co., SOFR + 1.0100%, 5.1400%, 1/24/31
‡
5,768,000 5,832,862
JPMorgan Chase & Co., SOFR + 1.0700%, 4.8980%, 1/22/37
‡
13,779,000 13,417,772
LPL Holdings, Inc., 4.0000%, 3/15/29
ž
1,085,000 1,054,748
LPL Holdings, Inc., 6.0000%, 5/20/34 4,178,000 4,273,832
LPL Holdings, Inc., 5.7500%, 6/15/35 3,771,000 3,774,565
Morgan Stanley, SOFR + 0.9500%, 4.4930%, 1/16/32
‡
4,986,000 4,889,083
Morgan Stanley, SOFR + 1.1950%, 4.7080%, 3/12/32
‡
9,543,000 9,425,069
Morgan Stanley, SOFR + 1.2900%, 2.9430%, 1/21/33
‡
4,356,000 3,916,876
Morgan Stanley Private Bank NA, SOFR + 1.0800%, 4.7340%, 7/18/31
‡
15,654,000 15,583,386
Rocket Cos., Inc., 6.1250%, 8/1/30
ž
6,552,000 6,664,511
175,354,705
Health Care - 2 .0%
CVS Health Corp., 5.4500%, 9/15/35 3,938,000 3,988,942
CVS Health Corp., 4.7800%, 3/25/38 10,124,000 9,491,853
Health Care Service Corp., 5.4500%, 6/15/34
ž
7,170,000 7,205,227
Health Care Service Corp. A Mutual Legal Reserve Co., 5.2000%, 6/15/29
ž
3,916,000 3,949,866
Humana, Inc., 5.9500%, 3/15/34 10,534,000 10,904,281
Teva Pharmaceutical Finance Co. LLC, 6.1500%, 2/1/36 6,743,000 7,112,147
Teva Pharmaceutical Finance Netherlands III BV, 3.1500%, 10/1/26 2,652,000 2,638,953
Teva Pharmaceutical Finance Netherlands III BV, 6.0000%, 12/1/32 4,201,000 4,359,147
Teva Pharmaceutical Finance Netherlands IV BV, 5.7500%, 12/1/30 3,376,000 3,458,533
53,108,949
Industrials - 0 .8%
United Airlines Holdings, Inc., 4.8750%, 3/1/29 17,253,000 17,050,898

Janus Henderson Flexible Bond Fund
Schedule of Investments
June 30, 2026
28 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Industrials - (continued)
Veritiv Operating Co., 10.5000%, 11/30/30
ž
$ 5,400,000 $ 5,522,764
22,573,662
Information Technology - 2 .2%
AppLovin Corp., 5.3750%, 12/1/31 4,227,000 4,285,960
AppLovin Corp., 5.5000%, 12/1/34 11,125,000 11,225,577
AppLovin Corp., 5.9500%, 12/1/54 5,407,000 5,212,619
Booz Allen Hamilton, Inc., 5.9500%, 4/15/35
#
7,690,000 7,659,595
Crowdstrike Holdings, Inc., 3.0000%, 2/15/29 1,868,000 1,781,742
Foundry JV Holdco LLC, 5.8750%, 1/25/34
ž
13,005,000 13,213,772
Foundry JV Holdco LLC, 6.1000%, 1/25/36
ž
2,347,000 2,474,249
Foundry JV Holdco LLC, 6.2000%, 1/25/37
ž
3,554,000 3,758,122
Oracle Corp., 5.2000%, 9/26/35 5,143,000 4,814,909
Oracle Corp., 5.9500%, 9/26/55 1,909,000 1,622,303
Oracle Corp., 6.1000%, 9/26/65 2,744,000 2,295,747
58,344,595
Real Estate - 0 .1%
GLP Capital LP, 5.3000%, 1/15/29 603,000 605,826
GLP Capital LP, 5.6250%, 3/1/36 2,592,000 2,540,102
3,145,928
Utilities - 2 .1%
Alpha Generation LLC, 6.2500%, 1/15/34
ž
4,424,000 4,353,150
American Electric Power Co., Inc., C , U.S. Treasury Yield Curve Rate T-Note
Constant Maturity 5 Year + 2.1280%, 5.8000%, 3/15/56
‡
2,761,000 2,745,842
American Electric Power Co., Inc., D , U.S. Treasury Yield Curve Rate T-Note
Constant Maturity 5 Year + 1.9400%, 6.0500%, 3/15/56
‡
2,208,000 2,195,580
Dominion Energy, Inc., U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5
Year + 1.7020%, 6.2500%, 12/15/56
‡
3,404,000 3,418,409
Dominion Energy, Inc., U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5
Year + 1.8690%, 6.1500%, 12/15/56
‡
2,328,000 2,335,068
NextEra Energy Capital Holdings, Inc., AA , U.S. Treasury Yield Curve Rate T-Note
Constant Maturity 5 Year + 1.8400%, 6.0000%, 10/1/56
‡
5,068,000 5,065,486
NextEra Energy Capital Holdings, Inc., BB , U.S. Treasury Yield Curve Rate T-Note
Constant Maturity 5 Year + 1.7650%, 6.2000%, 10/1/56
‡
2,431,000 2,428,650
NextEra Energy Capital Holdings, Inc., CC , U.S. Treasury Yield Curve Rate T-Note
Constant Maturity 5 Year + 1.6850%, 6.6250%, 10/1/66
‡
1,539,000 1,562,696
Talen Energy Supply LLC, 6.3750%, 5/1/33
ž
7,709,000 7,699,270
Talen Energy Supply LLC, 6.2500%, 2/1/34
ž
5,220,000 5,188,273
Talen Energy Supply LLC, 6.5000%, 2/1/36
ž
8,568,000 8,637,889
Vistra Operations Co. LLC, 4.7000%, 1/31/31
ž
1,149,000 1,125,999
Vistra Operations Co. LLC, 5.0000%, 4/30/31
ž
6,492,000 6,442,920
Vistra Operations Co. LLC, 5.2500%, 4/30/33
ž
2,921,000 2,899,383
Vistra Operations Co. LLC, 5.3500%, 1/31/36
ž
2,221,000 2,176,577
58,275,192
Total Corporate Bonds (cost 555,849,537) 556,811,053
Commercial Mortgage-Backed Securities - 9 .4%
280 Park Avenue Mortgage Trust , CME Term SOFR 1 Month + 1.1800% ,
4.8054% , 9/15/34
‡ ,ž
4,050,930 4,046,251
ALA Trust
2025-OANA A, CME Term SOFR 1 Month + 1.7426%, 5.3686%, 6/15/40
‡,ž
6,211,000 6,234,048
2025-OANA B, CME Term SOFR 1 Month + 1.8425%, 5.4685%, 6/15/40
‡,ž
2,119,000 2,125,112
BAMLL Re-REMIC Trust
1.2731%, 7/27/50
‡,ž
1,774,000 1,598,372
0.4697%, 1/27/50
‡,ž
2,396,255 2,268,631

Janus Henderson Flexible Bond Fund
Schedule of Investments
June 30, 2026
Janus Investment Funds 29
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Commercial Mortgage-Backed Securities - (continued)
BLP Commercial Mortgage Trust
2025-IND A, CME Term SOFR 1 Month + 1.2000%, 4.8254%, 3/15/42
‡,ž
$ 6,279,550 $ 6,262,318
2025-IND2 A, CME Term SOFR 1 Month + 1.5000%, 5.1254%, 12/15/42
‡,ž
3,824,000 3,829,370
BOCA Commercial Mortgage Trust , CME Term SOFR 1 Month + 1.6000% ,
5.2254% , 12/15/42
‡ ,ž
4,199,000 4,206,652
BPR Commercial Mortgage Trust , 5.1120% , 11/5/42
‡ ,ž
3,149,000 3,122,056
BPR Trust
7.1465%, 10/5/38
‡,ž
6,286,000 6,403,518
5.3580%, 11/5/41
‡,ž
7,398,253 7,444,565
5.8500%, 11/5/41
‡,ž
2,865,000 2,830,173
BX Commercial Mortgage Trust
2024-AIR2 A, CME Term SOFR 1 Month + 1.4923%, 5.1183%, 10/15/41
‡,ž
6,888,832 6,906,556
2024-AIRC A, CME Term SOFR 1 Month + 1.6912%, 5.3166%, 8/15/41
‡,ž
8,238,886 8,269,216
2024-AIRC C, CME Term SOFR 1 Month + 2.5900%, 6.2153%, 8/15/41
‡,ž
2,546,249 2,553,745
2024-BRBK A, CME Term SOFR 1 Month + 2.8796%, 6.5128%, 10/15/41
‡,ž
3,116,919 3,122,825
2024-GPA3 A, CME Term SOFR 1 Month + 1.2928%, 4.9182%, 12/15/39
‡,ž
3,334,208 3,340,195
2024-GPA3 B, CME Term SOFR 1 Month + 1.6423%, 5.2677%, 12/15/39
‡,ž
1,537,249 1,540,821
2026-CSMO A, CME Term SOFR 1 Month + 1.4000%, 5.0254%, 2/15/43
‡,ž
5,500,000 5,510,771
2026-CSMO B, CME Term SOFR 1 Month + 1.7000%, 5.3254%, 2/15/43
‡,ž
1,866,000 1,876,626
2026-CSMO C, CME Term SOFR 1 Month + 2.0000%, 5.6254%, 2/15/43
‡,ž
1,168,000 1,178,202
BX Trust
3.6050%, 12/9/41
ž
1,549,000 1,468,374
3.8560%, 12/9/41
ž
4,295,000 4,079,519
2021-LBA AV, CME Term SOFR 1 Month + 1.1645%, 4.7905%, 2/15/36
‡,ž
1,434,466 1,434,030
5.1988%, 12/13/42
‡,ž
6,641,000 6,644,552
2025-DIME A, CME Term SOFR 1 Month + 1.1500%, 4.7754%, 2/15/35
‡,ž
6,220,000 6,192,767
2025-GW A, CME Term SOFR 1 Month + 1.6000%, 5.2250%, 7/15/42
‡,ž
2,678,000 2,674,351
2025-GW B, CME Term SOFR 1 Month + 1.8500%, 5.4750%, 7/15/42
‡,ž
7,326,000 7,328,032
2025-ROIC A, CME Term SOFR 1 Month + 1.1438%, 4.7692%, 3/15/30
‡,ž
7,623,917 7,610,398
2025-ROIC B, CME Term SOFR 1 Month + 1.3935%, 5.0189%, 3/15/30
‡,ž
1,668,605 1,663,389
2025-VLT7 A, CME Term SOFR 1 Month + 1.7000%, 5.3254%, 7/15/44
‡,ž
8,361,117 8,362,946
Century Plaza Towers , 3.0967% , 11/13/39
‡ ,ž
6,204,000 5,302,624
COMM Mortgage Trust , CME Term SOFR 1 Month + 1.8410% , 5.4664% , 6/15/41
‡ ,ž
4,244,767 4,246,640
CONE Trust
2024-DFW1 A, CME Term SOFR 1 Month + 1.6417%, 5.2671%, 8/15/41
‡,ž
4,269,000 4,249,559
2024-DFW1 B, CME Term SOFR 1 Month + 2.2908%, 5.9162%, 8/15/41
‡,ž
3,139,063 3,138,499
Croton Park CLO Ltd. , 5.2331% , 10/15/36
‡
4,289,000 4,298,627
CSTL Commercial Mortgage Trust , 4.8510% , 2/10/43
‡ ,ž
1,272,000 1,252,767
DATA Mortgage Trust , 5.4756% , 5/10/46
‡ ,ž
887,107 879,484
DC Commercial Mortgage Trust , 6.8043% , 9/12/40
ž
5,000,717 5,048,157
Fannie Mae REMIC
3.0000%, 5/25/48 3,430,545 3,053,348
3.0000%, 11/25/49 4,521,308 4,037,547

Janus Henderson Flexible Bond Fund
Schedule of Investments
June 30, 2026
30 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Commercial Mortgage-Backed Securities - (continued)
FREMF Mortgage Trust , 5.8219% , 11/25/28
‡ ,ž
$ 1,347,000 $ 1,262,968
FS , CME Term SOFR 1 Month + 1.3500% , 4.9754% , 2/15/41
‡ ,ž
2,431,000 2,433,455
GS Mortgage Securities Corp. Trust , CME Term SOFR 1 Month + 2.6500% ,
6.2872% , 11/25/41
‡ ,ž
2,774,059 2,773,781
GWT , CME Term SOFR 1 Month + 1.6912% , 5.3166% , 5/15/41
‡ ,ž
7,775,000 7,789,831
Hudsons Bay Simon JV Trust , 4.1545% , 8/5/34
ž
1,007,948 967,224
KRE Commercial Mortgage Trust , CME Term SOFR 1 Month + 1.3000% ,
4.9254% , 3/15/42
‡ ,ž
5,221,288 5,214,390
LEX Mortgage Trust , 5.0361% , 10/13/33
‡ ,ž
1,720,000 1,712,879
LEX Trust , CME Term SOFR 1 Month + 1.3500% , 4.9754% , 3/15/43
‡ ,ž
2,138,000 2,138,382
Life Mortgage Trust
2021-BMR C, CME Term SOFR 1 Month + 1.2145%, 4.8395%, 3/15/38
‡,ž
704,772 699,220
2022-BMR2 A1, CME Term SOFR 1 Month + 1.2952%, 4.9206%, 5/15/39
‡,ž
2,666,549 2,539,363
MIC Trust , 8.7315% , 12/5/38
‡ ,ž
4,402,712 4,644,997
MLTI Trust , CME Term SOFR 1 Month + 1.4000% , 5.0213% , 6/15/31
‡ ,ž
4,578,000 4,582,975
National Commercial Mortgage Trust , CME Term SOFR 1 Month + 1.3500% ,
4.9754% , 6/15/43
‡ ,ž
4,900,000 4,902,929
NRTH Commercial Mortgage Trust , CME Term SOFR 1 Month + 1.3933% ,
5.0187% , 10/15/40
‡ ,ž
5,121,000 5,132,193
NYC Trust , 5.0529% , 6/6/40
‡ ,ž
5,500,000 5,474,684
PLYM Commercial Mortgage Trust , CME Term SOFR 1 Month + 1.2500% ,
4.8754% , 3/15/43
‡ ,ž
1,800,000 1,800,851
PNW Trust , CME Term SOFR 1 Month + 1.7113% , 5.3367% , 4/15/41
‡ ,ž
4,172,000 4,162,635
SCG Commercial Mortgage Trust , CME Term SOFR 1 Month + 1.2000% ,
4.8254% , 3/15/35
‡ ,ž
7,499,000 7,493,994
SMRT Commercial Mortgage Trust , CME Term SOFR 1 Month + 1.0000% ,
4.6260% , 1/15/39
‡ ,ž
3,548,000 3,546,911
TEXAS Commercial Mortgage Trust , CME Term SOFR 1 Month + 1.2931% ,
4.9185% , 4/15/42
‡ ,ž
2,053,000 2,047,801
TYSN Mortgage Trust , 6.7991% , 12/10/33
‡ ,ž
6,674,443 6,881,212
VASA Trust , CME Term SOFR 1 Month + 1.0145% , 4.6405% , 7/15/39
‡ ,ž
3,766,175 3,690,956
Wells Fargo Commercial Mortgage Trust , 5.2704% , 3/15/38
‡ ,ž
7,753,000 7,717,301
Total Commercial Mortgage-Backed Securities (cost $256,360,759) 257,246,565
Mortgage-Backed Securities - 22 .0%
Fannie Mae / Freddie Mac UMBS, Single Family, 30 Year
2.5000%, TBA, 30 Year Maturity
^
14,252,340 11,907,189
3.0000%, TBA, 30 Year Maturity
^
1,572,000 1,370,894
4.5000%, TBA, 30 Year Maturity
^
10,472,177 10,033,456
5.0000%, TBA, 30 Year Maturity
^
14,851,866 14,589,716
6.0000%, TBA, 30 Year Maturity
^
85,298,225 86,974,029
Fannie Mae Pool
Pool # AL5942, 5.0000%, 7/1/44 2,302,213 2,305,188
Pool # AL7381, 4.5000%, 6/1/45 868,963 863,313
Pool # BF0130, 3.5000%, 8/1/56 13,699,245 12,428,496
Pool # BF0167, 3.0000%, 2/1/57 8,026,859 6,898,168
Pool # BF0189, 3.0000%, 6/1/57 30,102 25,805
Pool # BF0598, 2.5000%, 3/1/62 2,711,340 2,246,660
Pool # BF0619, 2.5000%, 3/1/62 13,443,228 10,945,627
Pool # MA1363, 3.0000%, 2/1/43 163,563 148,726
Fannie Mae Pool UMBS, 15 Year
Pool # BO3223, 3.0000%, 10/1/34 9,837 9,403
Pool # BO4725, 2.5000%, 11/1/34 1,214,488 1,147,351
Pool # BO5957, 3.0000%, 12/1/34 77,135 73,728
Pool # BO7717, 3.0000%, 11/1/34 59,916 57,398

Janus Henderson Flexible Bond Fund
Schedule of Investments
June 30, 2026
Janus Investment Funds 31
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
Fannie Mae Pool UMBS, 15 Year - (continued)
Pool # FS3713, 2.5000%, 12/1/36 $ 1,724,537 $ 1,620,200
Fannie Mae Pool UMBS, 30 Year
Pool # 995757, 6.0000%, 2/1/37 444,886 462,964
Pool # AB7563, 3.0000%, 1/1/43 102,868 93,736
Pool # AL5887, 4.5000%, 10/1/44 1,035,148 1,021,131
Pool # AL6542, 4.5000%, 3/1/45 1,707,452 1,684,332
Pool # AL6842, 4.0000%, 5/1/45 166,030 158,785
Pool # AL6997, 4.5000%, 11/1/42 457,679 452,346
Pool # BJ9181, 5.0000%, 5/1/48 395,895 396,735
Pool # BK2913, 2.5000%, 8/1/50 600,537 515,788
Pool # BN3899, 4.0000%, 12/1/48 186,930 177,262
Pool # BO2983, 3.0000%, 9/1/49 180,347 161,438
Pool # BT2256, 2.5000%, 3/1/52 713,517 608,031
Pool # BT8021, 5.0000%, 1/1/53 992,458 987,686
Pool # BV2962, 2.5000%, 3/1/52 249,620 212,778
Pool # BV2965, 2.5000%, 3/1/52 581,812 495,977
Pool # BV4144, 3.0000%, 3/1/52 2,983,734 2,648,014
Pool # BV4203, 3.5000%, 4/1/52 387,808 357,355
Pool # BV5152, 2.5000%, 3/1/52 580,039 494,483
Pool # BV5379, 3.0000%, 4/1/52 1,832,712 1,628,511
Pool # BV5380, 3.0000%, 4/1/52 1,549,849 1,375,232
Pool # BV5393, 3.5000%, 4/1/52 1,103,962 1,017,274
Pool # BV6879, 4.5000%, 4/1/52 293,956 284,158
Pool # BV7131, 4.5000%, 4/1/52 93,419 90,298
Pool # BV7132, 4.5000%, 4/1/52 117,027 113,116
Pool # BV7632, 4.5000%, 4/1/52 225,816 218,289
Pool # BV8484, 3.5000%, 4/1/52 397,975 366,724
Pool # BW0072, 4.5000%, 4/1/52 77,078 74,502
Pool # BW0081, 4.5000%, 4/1/52 166,284 160,726
Pool # BW0343, 4.5000%, 5/1/52 425,153 410,942
Pool # BW1288, 5.0000%, 10/1/52 699,258 694,940
Pool # BW7369, 5.0000%, 10/1/52 1,535,082 1,527,700
Pool # BX5759, 5.0000%, 1/1/53 350,937 349,101
Pool # BX5969, 5.0000%, 2/1/53 409,536 407,042
Pool # BX7860, 5.5000%, 3/1/53 311,028 315,973
Pool # BX8071, 5.0000%, 3/1/53 211,212 209,849
Pool # BX9351, 5.0000%, 4/1/53 469,533 466,502
Pool # BY0782, 5.5000%, 4/1/53 184,123 187,211
Pool # BY0866, 5.5000%, 5/1/53 172,410 174,753
Pool # BY1896, 5.5000%, 5/1/53 336,411 340,446
Pool # BY1920, 5.0000%, 5/1/53 255,909 254,258
Pool # BY2783, 5.0000%, 6/1/53 281,439 279,623
Pool # BY3263, 5.0000%, 6/1/53 368,717 366,337
Pool # BY4284, 5.5000%, 6/1/53 144,096 146,512
Pool # BY6374, 5.5000%, 7/1/53 383,041 387,636
Pool # BY6690, 5.0000%, 8/1/53 301,008 299,175
Pool # BY7004, 5.5000%, 7/1/53 132,958 135,188
Pool # CA3683, 4.5000%, 6/1/49 67,665 65,953
Pool # CA4035, 4.5000%, 8/1/49 102,807 100,206
Pool # CA4646, 3.0000%, 2/1/48 230,182 207,829
Pool # CA5573, 4.0000%, 4/1/50 504,335 476,624
Pool # CB0044, 3.0000%, 4/1/51 601,908 531,856
Pool # CB0456, 2.5000%, 5/1/51 902,153 755,278

Janus Henderson Flexible Bond Fund
Schedule of Investments
June 30, 2026
32 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
Fannie Mae Pool UMBS, 30 Year - (continued)
Pool # CB2681, 3.5000%, 1/1/52 $ 1,359,101 $ 1,256,712
Pool # CB2750, 2.5000%, 2/1/52 6,389,931 5,396,297
Pool # CB2907, 3.5000%, 2/1/52 3,658,387 3,382,496
Pool # CB3042, 2.5000%, 3/1/52 2,930,106 2,498,046
Pool # CB3043, 2.5000%, 3/1/52 8,158,387 6,955,012
Pool # CB3240, 3.0000%, 4/1/52 13,190 11,675
Pool # CB3501, 3.5000%, 5/1/52 963,370 882,494
Pool # CB4329, 3.5000%, 7/1/52 304,124 280,405
Pool # CB6686, 4.5000%, 7/1/53 1,604,781 1,558,404
Pool # CB6851, 4.5000%, 8/1/53 1,110,060 1,077,878
Pool # CB7112, 5.5000%, 9/1/53 6,722,008 6,831,383
Pool # CB7430, 5.5000%, 11/1/53 1,736,546 1,771,252
Pool # CB8134, 5.5000%, 3/1/54 3,204,569 3,262,844
Pool # CB8543, 6.0000%, 5/1/54 5,369,173 5,550,204
Pool # FA3182, 6.0000%, 10/1/55 1,063,172 1,092,414
Pool # FA4270, 5.0000%, 12/1/55 6,282,782 6,245,892
Pool # FA4600, 2.5000%, 1/1/54 1,598,168 1,344,671
Pool # FM3664, 4.0000%, 3/1/49 265,887 252,136
Pool # FM5076, 4.0000%, 8/1/50 476,114 449,953
Pool # FM7159, 2.5000%, 2/1/51 3,208,960 2,687,769
Pool # FS0359, 2.5000%, 1/1/52 3,872,243 3,303,477
Pool # FS0662, 2.5000%, 2/1/52 6,955,227 5,929,319
Pool # FS1081, 2.5000%, 3/1/52 7,940,382 6,768,931
Pool # FS1301, 3.5000%, 4/1/52 573,511 523,750
Pool # FS2144, 3.5000%, 6/1/52 3,683,822 3,396,520
Pool # FS2546, 4.0000%, 3/1/51 102,926 97,603
Pool # FS2713, 4.5000%, 10/1/50 2,576,468 2,513,318
Pool # FS3377, 4.0000%, 5/1/52 947,892 898,869
Pool # FS5339, 3.0000%, 7/1/52 2,859,725 2,521,535
Pool # FS5362, 4.5000%, 12/1/50 3,386,135 3,303,139
Pool # FS5491, 3.0000%, 7/1/52 2,193,463 1,933,386
Pool # FS5988, 2.5000%, 3/1/52 6,063,941 5,159,828
Pool # FS6380, 2.5000%, 2/1/52 2,857,243 2,392,734
Pool # FS6926, 2.5000%, 5/1/52 13,393,671 11,403,238
Pool # FS7607, 6.0000%, 3/1/54 1,358,289 1,410,253
Pool # FS7643, 6.0000%, 4/1/54 3,376,603 3,508,513
Pool # FS8037, 6.0000%, 1/1/54 1,583,263 1,645,591
Pool # MA3521, 4.0000%, 11/1/48 1,260,589 1,195,395
Pool # MA3774, 3.0000%, 9/1/49 9,755 8,611
Pool # MA3908, 4.5000%, 1/1/50 142,026 138,433
Pool # MA4079, 3.0000%, 7/1/50 5,636,998 4,972,076
Pool # MA4378, 2.0000%, 7/1/51 14,091,535 11,354,143
Freddie Mac Gold Pool
Pool # ZT1145, 4.5000%, 5/1/44 699,590 695,042
Pool # ZT1173, 4.0000%, 2/1/46 2,173,974 2,093,612
Freddie Mac Gold Pool, 30 Year , 4.0000% , 9/1/48 379,882 360,650
Freddie Mac Pool UMBS, 15 Year
Pool # QN0783, 3.0000%, 10/1/34 14,325 13,680
Pool # QN0786, 3.0000%, 10/1/34 31,856 30,470
Pool # QN0951, 2.5000%, 11/1/34 1,178,113 1,113,424
Pool # SB0040, 2.5000%, 12/1/33 3,079,530 2,959,569
Pool # SB0116, 2.5000%, 11/1/34 421,013 398,102
Pool # SB0866, 2.5000%, 6/1/37 5,278,602 4,941,583

Janus Henderson Flexible Bond Fund
Schedule of Investments
June 30, 2026
Janus Investment Funds 33
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
Freddie Mac Pool UMBS, 15 Year - (continued)
Pool # ZK8962, 3.0000%, 9/1/32 $ 130,313 $ 125,875
Pool # ZK9009, 3.0000%, 10/1/32 172,656 166,501
Pool # ZK9163, 3.0000%, 1/1/33 97,373 93,942
Pool # ZS7403, 3.0000%, 5/1/31 3,335,683 3,256,808
Freddie Mac Pool UMBS, 30 Year
Pool # QA2159, 3.0000%, 8/1/49 326,100 285,276
Pool # QA4936, 3.0000%, 12/1/49 469,927 414,840
Pool # QA5622, 3.0000%, 12/1/49 212,493 187,584
Pool # QB1708, 2.5000%, 8/1/50 288,297 247,700
Pool # QB2976, 2.5000%, 8/1/50 129,981 111,638
Pool # QB3353, 2.5000%, 9/1/50 527,282 452,707
Pool # QC5848, 2.5000%, 8/1/51 11,131,796 9,421,490
Pool # QD4842, 2.5000%, 1/1/52 772,990 658,495
Pool # QD6087, 2.5000%, 1/1/52 1,247,010 1,063,442
Pool # QD6554, 3.0000%, 2/1/52 824,550 731,898
Pool # QD6555, 3.0000%, 2/1/52 535,497 475,993
Pool # QD7069, 2.5000%, 2/1/52 1,913,503 1,631,258
Pool # QD8288, 2.5000%, 3/1/52 337,738 287,911
Pool # QD9182, 3.0000%, 3/1/52 945,953 840,697
Pool # QD9191, 3.5000%, 4/1/52 196,787 181,335
Pool # QD9513, 2.5000%, 2/1/52 866,881 734,665
Pool # QE0318, 4.5000%, 3/1/52 78,293 75,683
Pool # QE1073, 3.5000%, 4/1/52 256,022 235,918
Pool # QF0488, 5.5000%, 9/1/52 1,525,754 1,551,786
Pool # QF2145, 5.0000%, 10/1/52 96,978 96,511
Pool # QF2386, 5.0000%, 10/1/52 2,820,499 2,801,702
Pool # QF2437, 5.5000%, 10/1/52 101,574 103,421
Pool # QF6841, 5.0000%, 1/1/53 177,886 177,031
Pool # QF7813, 5.0000%, 1/1/53 164,362 163,572
Pool # QF8398, 5.0000%, 3/1/53 723,802 719,130
Pool # QF9871, 5.0000%, 3/1/53 697,593 693,090
Pool # QG1442, 5.0000%, 4/1/53 796,855 790,049
Pool # QG2380, 5.0000%, 5/1/53 1,657,269 1,643,114
Pool # QG2543, 5.5000%, 5/1/53 511,072 517,203
Pool # QG3598, 5.0000%, 5/1/53 1,021,894 1,013,166
Pool # QG3742, 5.0000%, 5/1/53 52,512 52,234
Pool # QG3912, 5.5000%, 6/1/53 1,613,487 1,632,844
Pool # QG3917, 5.0000%, 6/1/53 1,327,957 1,316,615
Pool # QG4676, 5.0000%, 6/1/53 200,002 197,470
Pool # QG4741, 5.5000%, 6/1/53 318,901 320,920
Pool # QG4742, 5.0000%, 6/1/53 685,164 676,096
Pool # QG5055, 5.0000%, 6/1/53 474,693 468,411
Pool # QG5161, 5.0000%, 6/1/53 642,303 633,803
Pool # QG6693, 5.5000%, 7/1/53 1,609,491 1,631,361
Pool # QG7441, 5.5000%, 7/1/53 881,753 892,331
Pool # QI2699, 5.5000%, 4/1/54 854,806 871,193
Pool # RA1087, 4.5000%, 7/1/49 672,333 654,162
Pool # RA1088, 4.5000%, 7/1/49 124,249 121,106
Pool # RA1188, 4.5000%, 8/1/49 660,917 643,054
Pool # RA1999, 4.5000%, 1/1/50 470,228 457,519
Pool # RA5285, 2.5000%, 5/1/51 4,020,644 3,405,397
Pool # RA5906, 2.5000%, 9/1/51 7,731,087 6,584,564
Pool # RA9851, 6.0000%, 9/1/53 9,598,803 9,942,180

Janus Henderson Flexible Bond Fund
Schedule of Investments
June 30, 2026
34 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
Freddie Mac Pool UMBS, 30 Year - (continued)
Pool # RJ1341, 6.0000%, 4/1/54 $ 3,864,828 $ 3,995,137
Pool # RJ3021, 5.5000%, 12/1/54 10,775,257 10,865,873
Pool # RJ4363, 5.5000%, 6/1/55 3,355,704 3,416,811
Pool # RJ5835, 5.0000%, 1/1/56 15,425,869 15,292,094
Pool # SD0688, 2.5000%, 10/1/51 9,706,280 8,262,110
Pool # SD0931, 2.5000%, 3/1/52 7,935,209 6,744,730
Pool # SD0943, 3.5000%, 4/1/52 1,491,094 1,378,646
Pool # SD1143, 4.5000%, 9/1/50 3,850,124 3,755,756
Pool # SD1551, 4.0000%, 3/1/50 1,301,476 1,234,167
Pool # SD1840, 3.0000%, 6/1/52 1,751,221 1,543,580
Pool # SD2897, 5.5000%, 5/1/53 1,166,729 1,183,111
Pool # SD3493, 2.5000%, 5/1/52 3,249,599 2,768,111
Pool # SD4009, 6.0000%, 9/1/53 2,741,822 2,846,715
Pool # SD4247, 6.5000%, 11/1/53 3,132,459 3,278,787
Pool # SD4294, 5.5000%, 9/1/53 1,319,736 1,345,290
Pool # SD4668, 6.0000%, 10/1/53 4,497,565 4,624,187
Pool # SD7023, 3.0000%, 6/1/52 2,414,313 2,126,604
Pool # SD7548, 2.5000%, 11/1/51 4,970,774 4,248,345
Pool # SD8040, 4.5000%, 1/1/50 111,337 108,520
Pool # SD8212, 2.5000%, 5/1/52 10,838,694 9,120,243
Pool # SI2017, 4.0000%, 12/1/48 1,379,330 1,307,950
Pool # SL1226, 5.5000%, 5/1/55 11,632,340 11,829,656
Pool # SL3350, 6.0000%, 11/1/55 1,532,080 1,575,218
Pool # SL3985, 5.0000%, 1/1/56 4,492,447 4,439,499
Pool # SL4179, 2.5000%, 1/1/54 1,920,820 1,616,278
Pool # SL4658, 5.0000%, 1/1/56 7,002,089 6,919,563
Pool # SL4976, 5.0000%, 4/1/56 8,364,466 8,265,820
Pool # ZA7158, 4.5000%, 6/1/49 102,094 99,335
Pool # ZM7182, 4.5000%, 7/1/48 577,309 563,159
Pool # ZM7926, 5.0000%, 9/1/48 109,793 110,024
Pool # ZS3695, 6.0000%, 4/1/40 674,645 704,501
Pool # ZT1257, 3.0000%, 1/1/46 64,930 59,175
Pool # ZT1320, 4.0000%, 11/1/48 112,785 106,952
Pool # ZT1633, 4.0000%, 3/1/47 4,971 4,758
Ginnie Mae I Pool, 30 Year
Pool # BC7161, 4.0000%, 8/15/47 402,290 381,500
Pool # BD7109, 4.0000%, 11/15/47 243,392 230,814
Pool # BD7135, 4.0000%, 12/15/47 926,749 878,856
Ginnie Mae II Pool, 30 Year
Pool # 785843, 2.5000%, 1/20/52 7,377,606 6,276,129
Pool # BB9814, 4.0000%, 8/20/47 104,049 98,811
Pool # BB9835, 4.0000%, 8/20/47 270,571 256,949
Pool # BH3672, 4.5000%, 5/20/48 251,144 244,526
Pool # MA4068, 3.0000%, 11/20/46 8,035,045 7,240,304
Pool # MA5021, 4.5000%, 2/20/48 1,007,752 986,887
Pool # MA5192, 4.0000%, 5/20/48 4,444,094 4,209,400
Pool # MA5264, 4.0000%, 6/20/48 1,237,389 1,172,042
Pool # MA5400, 5.0000%, 8/20/48 1,171,499 1,175,319
Pool # MA5930, 3.5000%, 5/20/49 10,478,997 9,620,077
Pool # MA7255, 2.5000%, 3/20/51 10,285,168 8,791,039
Pool # MA7313, 3.0000%, 4/20/51 3,535,929 3,146,701
Pool # MA7473, 3.0000%, 7/20/51 5,353,535 4,762,987
Pool # MA7535, 3.0000%, 8/20/51 15,483,275 13,774,119

Janus Henderson Flexible Bond Fund
Schedule of Investments
June 30, 2026
Janus Investment Funds 35
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
Ginnie Mae II UMBS, Single Family, 30 Year
2.5000%, TBA, 30 Year Maturity
^
$ 14,314,002 $ 12,223,514
4.0000%, TBA, 30 Year Maturity
^
1,882,256 1,748,629
5.0000%, TBA, 30 Year Maturity
^
4,526,907 4,462,910
Total Mortgage-Backed Securities (cost $610,632,465) 598,641,592
Residential Mortgage-Backed Securities - 6 .8%
A&D Mortgage Trust , 5.6990% , 11/25/69
ž
1,884,983 1,886,612
Angel Oak Mortgage Trust
2.5930%, 10/25/49
‡,ž
69,099 68,576
2.6200%, 11/25/59
‡,ž
58,474 57,990
2.5310%, 1/26/65
‡,ž
797,248 742,679
2.4100%, 4/25/65
‡,ž
512,525 492,873
4.9500%, 7/25/68
Ç,ž
5,375,740 5,338,261
5.5150%, 4/25/70
Ç,ž
3,791,140 3,794,517
Bayview MSR Opportunity Master Fund Trust
2021-4 A11, CME Term Average SOFR 30 Day + 0.8500%,
4.4778%, 10/25/51
‡,ž
4,861,850 4,704,812
2021-5 AF, CME Term Average SOFR 30 Day + 0.8500%, 4.4778%, 11/25/51
‡,ž
4,570,390 4,432,616
3.0000%, 12/25/51
‡,ž
3,563,548 3,053,248
Brean Asset-Backed Securities Trust , 4.5000% , 5/25/64
ž
3,141,810 3,084,993
Chase Mortgage Finance Corp. , CME Term Average SOFR 30 Day + 1.2000% ,
4.8278% , 2/25/50
‡ ,ž
2,388,784 2,360,532
Citigroup Mortgage Loan Trust , 5.2370% , 12/25/55
‡ ,ž
4,604,518 4,574,601
Connecticut Avenue Securities Trust
2021-R03 1M2, CME Term Average SOFR 30 Day + 1.6500%,
5.2778%, 12/25/41
‡,ž
3,208,011 3,217,919
2022-R01 1B1, CME Term Average SOFR 30 Day + 3.1500%,
6.7778%, 12/25/41
‡,ž
6,109,000 6,156,727
2022-R04 1M2, CME Term Average SOFR 30 Day + 3.1000%,
6.7278%, 3/25/42
‡,ž
210,934 213,684
2023-R06 1M1, CME Term Average SOFR 30 Day + 1.7000%,
5.3278%, 7/25/43
‡,ž
1,033,430 1,035,516
2023-R07 2M1, CME Term Average SOFR 30 Day + 1.9500%,
5.5778%, 9/25/43
‡,ž
310,458 311,016
2023-R08 1M1, CME Term Average SOFR 30 Day + 1.5000%,
5.1278%, 10/25/43
‡,ž
535,208 535,540
2024-R01 1M1, CME Term Average SOFR 30 Day + 1.0500%,
4.6778%, 1/25/44
‡,ž
681,322 680,909
2024-R03 2M1, CME Term Average SOFR 30 Day + 1.1500%,
4.7778%, 3/25/44
‡,ž
296,268 296,227
2025-R01 1M1, CME Term Average SOFR 30 Day + 1.1000%,
4.7278%, 1/25/45
‡,ž
338,055 338,211
2025-R02 1M1, CME Term Average SOFR 30 Day + 1.1500%,
4.7778%, 2/25/45
‡,ž
512,312 512,311
2025-R03 2M1, CME Term Average SOFR 30 Day + 1.6000%,
5.2278%, 3/25/45
‡,ž
1,822,382 1,824,086
2025-R04 1M1, CME Term Average SOFR 30 Day + 1.2000%,
4.8278%, 5/25/45
‡,ž
2,296,228 2,297,606
2025-R05 2M1, CME Term Average SOFR 30 Day + 1.2000%,
4.8278%, 7/25/45
‡,ž
1,456,142 1,456,728

Janus Henderson Flexible Bond Fund
Schedule of Investments
June 30, 2026
36 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Residential Mortgage-Backed Securities - (continued)
EFMT , 5.2210% , 11/25/40
Ç ,ž
$ 1,817,000 $ 1,813,025
Finance of America Structured Securities Trust , 3.5000% , 2/25/75
ž
2,305,087 2,240,316
Flagstar Mortgage Trust , 3.0000% , 12/30/51
‡ ,ž
7,143,222 6,129,242
Freddie Mac Structured Agency Credit Risk Debt Notes REMIC Trust
2021-HQA3 M2, CME Term Average SOFR 30 Day + 2.1000%,
5.7278%, 9/25/41
‡,ž
1,319,182 1,322,669
2021-HQA4 M2, CME Term Average SOFR 30 Day + 2.3500%,
5.9778%, 12/25/41
‡,ž
8,431,645 8,476,765
2022-DNA2 M2, CME Term Average SOFR 30 Day + 3.7500%,
7.3778%, 2/25/42
‡,ž
1,946,012 1,980,063
2022-DNA3 M2, CME Term Average SOFR 30 Day + 4.3500%,
7.9778%, 4/25/42
‡,ž
563,026 577,850
2023-HQA2 M1A, CME Term Average SOFR 30 Day + 2.0000%,
5.6278%, 6/25/43
‡,ž
62,698 62,789
2023-HQA3 M1, CME Term Average SOFR 30 Day + 1.8500%,
5.4778%, 11/25/43
‡,ž
1,134,515 1,138,909
2024-DNA2 M1, CME Term Average SOFR 30 Day + 1.2000%,
4.8278%, 5/25/44
‡,ž
418,611 418,845
2025-DNA1 M1, CME Term Average SOFR 30 Day + 1.0500%,
4.6778%, 1/25/45
‡,ž
805,720 805,427
2025-DNA2 M1, CME Term Average SOFR 30 Day + 1.2000%,
4.8278%, 5/25/45
‡,ž
99,967 99,980
2025-DNA3 M1, CME Term Average SOFR 30 Day + 1.1000%,
4.7278%, 9/25/45
‡,ž
128,452 128,532
2025-HQA1 M1, CME Term Average SOFR 30 Day + 1.1500%,
4.7778%, 2/25/45
‡,ž
1,339,379 1,340,246
GCAT Trust , 6.0000% , 8/25/53
‡ ,ž
4,547,304 4,613,973
Homeward Opportunities Fund Trust
5.9890%, 9/25/39
Ç,ž
1,567,976 1,569,051
5.4760%, 3/25/40
Ç,ž
4,363,000 4,364,782
5.2370%, 9/25/40
Ç,ž
2,133,000 2,133,433
J.P. Morgan Mortgage Trust , 5.5000% , 11/25/55
Ç ,ž
1,348,195 1,345,942
LHOME Mortgage Trust
6.9000%, 5/25/29
Ç,ž
2,098,285 2,100,609
5.9210%, 7/25/39
Ç,ž
5,798,485 5,804,191
5.2390%, 8/25/40
Ç,ž
1,685,000 1,687,939
4.9080%, 1/25/41
Ç,ž
1,098,000 1,088,729
Mello Mortgage Capital Acceptance
2021-INV2 A11, CME Term Average SOFR 30 Day + 0.9500%,
4.5621%, 8/25/51
‡,ž
3,506,521 3,400,912
2021-INV3 A11, CME Term Average SOFR 30 Day + 0.9500%,
4.5621%, 10/25/51
‡,ž
4,488,294 4,352,015
4.0000%, 4/25/54
Ç,ž
1,638,180 1,611,777
Morgan Stanley Residential Mortgage Loan Trust , 4.2500% , 2/25/65
‡ ,ž
2,343,903 2,250,564
New Residential Mortgage Loan Trust
4.5000%, 2/25/58
‡,ž
1,163,584 1,155,319
5.1170%, 9/25/64
‡,ž
2,900,220 2,878,496
5.4430%, 9/25/39
Ç,ž
2,492,000 2,491,209
OBX Trust
3.0000%, 12/25/51
‡,ž
1,499,238 1,286,797
3.0000%, 12/25/51
‡,ž
3,967,135 3,375,508
5.4700%, 4/25/66
‡,ž
4,519,000 4,512,608
PRET Trust
4.0000%, 7/25/69
Ç,ž
2,890,516 2,777,884
4.0000%, 8/25/64
Ç,ž
3,303,321 3,232,113

Janus Henderson Flexible Bond Fund
Schedule of Investments
June 30, 2026
Janus Investment Funds 37
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Residential Mortgage-Backed Securities - (continued)
PRET Trust - (continued)
4.1500%, 1/25/70
Ç,ž
$ 5,215,144 $ 5,049,017
PRPM LLC
3.7500%, 3/25/54
Ç,ž
1,116,269 1,087,240
4.5000%, 8/25/55
Ç,ž
1,888,309 1,854,844
3.2500%, 4/25/55
Ç,ž
2,638,235 2,543,453
3.0000%, 5/25/55
Ç,ž
4,079,121 3,895,539
RCKT Mortgage Trust , CME Term Average SOFR 30 Day + 0.8000% ,
4.4278% , 7/25/51
‡ ,ž
3,395,429 3,286,891
Reneu Redi Q-1 Trust , 5.8920% , 6/25/41
Ç ,ž
2,861,000 2,859,195
Saluda Grade Alternative Mortgage Trust
7.7620%, 4/25/30
Ç,ž
2,806,103 2,803,243
7.4390%, 7/25/30
Ç,ž
4,801,500 4,806,249
5.7490%, 3/25/31
Ç,ž
6,058,000 5,974,690
Saluds Grade Alternative Mortgage Trust , 5.3200% , 10/25/40
Ç ,ž
3,183,000 3,167,759
Seasoned Loans Structured Transaction Trust , 4.7500% , 9/25/60
‡ ,ž
409,544 406,814
Sequoia Mortgage Trust
2.5000%, 5/25/43
‡,ž
401,439 354,560
3.5000%, 3/25/50
‡,ž
312,298 277,601
Toorak Mortgage Trust , 5.5240% , 2/25/40
Ç ,ž
1,960,000 1,961,682
TVC Mortgage Trust , 4.9640% , 2/25/41
Ç ,ž
2,273,000 2,252,330
UWM Mortgage Trust , CME Term Average SOFR 30 Day + 0.9000% ,
4.5121% , 8/25/51
‡ ,ž
4,242,317 4,109,661
Total Residential Mortgage-Backed Securities - (cost $ 187,530,075 ) 184,728,067
Investment Companies - 7 .7%
Exchange-Traded Funds - 1 .2%
Janus Henderson Emerging Markets Debt Hard Currency ETF
£
629,422 33,866,051
Money Market Funds - 6 .5%
Janus Henderson Cash Liquidity Fund LLC, 3.6430%
£,∞
176,141,346 176,141,294
Total Investment Companies (cost $208,770,440) 210,007,345
Investments Purchased with Cash Collateral from Securities Lending - 0 .2%
Investment Companies - 0 .2%
Janus Henderson Cash Collateral Fund LLC, 3.5573%
£,∞
4,745,170 4,745,170
Time Deposits - 0.0%
Royal Bank of Canada, 3.6300%, 7/1/26 1,186,293 1,186,293
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $5,931,463) 5,931,463
U.S. Treasury Debt - 20 .1%
U.S. Treasury Bonds, 4.9402%, 5/15/46 4,448,000 4,481,360
U.S. Treasury Bonds, 5.0366%, 2/15/56 22,366,700 21,727,152
U.S. Treasury Notes, 3.4465%, 11/30/27 16,630,000 16,451,357
U.S. Treasury Notes, 3.4490%, 2/29/28 14,213,000 14,035,893
U.S. Treasury Notes, 4.0438%, 4/30/28 5,967,800 5,924,673
U.S. Treasury Notes, 4.0672%, 6/30/28 71,206,800 71,170,640
U.S. Treasury Notes, 4.1107%, 6/15/29 16,366,000 16,350,657
U.S. Treasury Notes, 4.1406%, 5/31/31 96,703,900 96,348,815
U.S. Treasury Notes, 4.1017%, 6/30/31 148,000,000 147,479,688
U.S. Treasury Notes, 4.3376%, 5/31/33 17,933,400 17,866,150
U.S. Treasury Notes, 4.3613%, 5/15/36 136,351,300 135,626,934
Total U.S. Treasury Debt (cost $548,780,686) 547,463,319
Total Investments (total cost $ 2,865,891,066 ) - 104 .6% 2,849,872,412
Liabilities, net of Cash, Receivables and Other Assets - (4.6%) (126,134,636)
Net Assets - 100.0% $2,723,737,776

Janus Henderson Flexible Bond Fund
Schedule of Investments
June 30, 2026
38 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Summary of Investments by Country - (Long Positions)
Country Value
% of
Investment
Securities
United States of America $ 2,635,175,837 92 .4%
Luxembourg 188,423,524 6 .6
Netherlands 16,093,907 0 .6
Cayman Islands 7,351,875 0 .3
Ireland 2,827,269 0 .1
Total $2,849,872,412 100 .0%
Schedule of TBA sales commitments - (% of Net Assets)
Principal Amounts Value
Securities Sold Short - (0.9)%
Mortgage-Backed Securities - (0.9)%
Fannie Mae / Freddie Mac UMBS, Single Family, 30 Year, 6.0000%, TBA, 30 Year Maturity
^
$ (23,297,225) $ (23,797,649)
Total Securities Sold Short (proceeds $23,764,484) $ (23,797,649)
Summary of Investments by Country - (Short Positions)
Country Value
% of
Investment
Securities
United States of America $ (23,797,649) 100.0%
Schedule of Affiliated Investments - (% of Net Assets)
Affiliate
Affiliated
Investments,
at Value at
6/30/25 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
6/30/26
............. Shares
Held at
6/30/26
Dividend
Income
Investment Companies - 7 .7%
Exchange-Traded Funds - 1.2%
Janus Henderson Emerging Markets Debt Hard Currency ETF
$ 19,147,204 $ 13,847,947 $ – $ – $ 870,900 $ 33,866,051 629,422 $ 2,102,583
Money Market Funds - 6.5%
Janus Henderson Cash Liquidity Fund LLC, 3.6430%
∞
82,226,865 1,259,730,055 (1,165,767,209) (44,078) (4,339) 176,141,294 176,141,346 4,790,866
Total Investment Companies - 7 .7%
$101,374,069 $1,273,578,002 $(1,165,767,209) $(44,078) 866,561 $210,007,345 176,770,768 $6,893,449
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 3.5573%
∞
– 1,494,446,786 (1,489,701,616) – – 4,745,170 4,745,170 193,988
Δ
Total Affiliated Investments - 7.9%
$101,374,069 $2,768,024,788 $(2,655,468,825) $(44,078) $866,561 $214,752,515 181,515,938 $7,087,437

Janus Henderson Flexible Bond Fund
Schedule of Investments
June 30, 2026
Janus Investment Funds 39
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of June 30, 2026.
Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/
Foreign Currency Settlement Date
Foreign
Currency
Amount Sold/
(Purchased)
USD Currency
Amount Sold/
(Purchased)
Market Value
and Unrealized
Appreciation
(Depreciation)
BNP Paribas SA
Great British Pound 8/13/26 46,007,886 $ (61,465,226) $ 427,042
Great British Pound 8/13/26 (335,710) 446,395 (1,012)
Great British Pound 8/13/26 (5,742,683) 7,710,442 (91,684)
Great British Pound 8/13/26 (17,238,921) 23,100,550 (229,853)
Great British Pound 8/13/26 (22,690,572) 30,406,297 (302,951)
–
Total $(198,458)
Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Futures Long:
U.S. Treasury 2 Year Notes 3,297 9/30/26 $ 679,619,881 $ (42,550)
U.S. Treasury 5 Year Notes 4,453 9/30/26 476,679,734 1,502,094
U.S. Treasury Long Bonds 1,627 9/21/26 184,664,500 4,540,519
U.S. Treasury Ultra Bonds 943 9/21/26 109,535,344 2,348,825
Total - Futures Long $8,348,888
Futures Short:
U.S. Treasury 10 Year Notes 1,578 9/21/26 $ (173,407,406) $ (616,091)
U.S. Treasury 10 Year Ultra Bonds 628 9/21/26 (70,630,375) (600,853)
Total - Futures Short $(1,216,944)
Total $7,131,944
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of June 30, 2026
Interest Rate
Contracts
Currency
Contracts Total
Asset Derivatives:
Forward foreign currency exchange contracts $ — $ 427,042 $ 427,042
*
Futures contracts 8,391,438 — 8,391,438
Total Asset Derivatives $ 8,391,438 $ 427,042 $ 8,818,480
Liability Derivatives:
Forward foreign currency exchange contracts — 625,500 625,500
*
Futures contracts 1,259,494 — 1,259,494
Total Liability Derivatives $ 1,259,494 $ 625,500 $ 1,884,994

Janus Henderson Flexible Bond Fund
Schedule of Investments
June 30, 2026
40 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
The following tables provide information about the effect of derivatives and hedging activities on the Fund's Statement of
Operations for the year ended June 30, 2026.
Please see the “Net realized and change in unrealized gain/(loss) on investments” sections of the Fund's Statement of
Operations.
*
The fair value presented includes net cumulative unrealized appreciation (depreciation) on futures contracts. In the Statement of
Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).
The Effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the
Year Ended June 30, 2026
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative
Credit
Contracts
Interest Rate
Contracts
Currency
Contracts
Equity
Contracts Total
Forward foreign currency exchange contracts $ — $ — $ 179,187 $ — $ 179,187
Futures contracts — (15,853,751) — — (15,853,751)
Swap contracts (2,005,656) — — — (2,005,656)
Total $ (2,005,656) $ (15,853,751) $ 179,187 $ — $ (17,680,220)
Amount of Change in Unrealized Appreciation/(Depreciation) Recognized on Derivatives
Derivative
Interest Rate
Contracts
Currency
Contracts Total
Forward foreign currency exchange contracts $ — $ (198,458) $ (198,458)
Futures contracts (4,668,389) — (4,668,389)
Total $ (4,668,389) $ (198,458) $ (4,866,847)
Average Ending Monthly Value of Derivative Instruments During the Year Ended June 30, 2026
Futures contracts:
Average notional amount of contracts - long $1,389,099,269
Average notional amount of contracts - short 266,908,779
Forward foreign currency exchange contracts:
Average amounts purchased - in USD 7,708,216
Average amounts sold - in USD 20,207,799
Credit default swaps:
Average notional amount - buy protection 62,576,923
Offsetting of Financial Assets and Derivative Assets
Counterparty
Gross Amounts
of Recognized
Assets
Offsetting Asset
or Liability
(a)
Collateral
Pledged
(b)
Net Amount
BNP Paribas SA $ 427,042 $ (427,042) $ — $ —
Total $ 427,042 $ (427,042) $ — $ —

Janus Henderson Flexible Bond Fund
Schedule of Investments
June 30, 2026
Janus Investment Funds 41
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Offsetting of Financial Liabilities and Derivative Liabilities
Counterparty
Gross Amounts
of Recognized
Liabilities
Offsetting Asset
or Liability
(a)
Collateral
Pledged
(b)
Net Amount
BNP Paribas SA $ 625,500 $ (427,042) $ — $ 198,458
Total $ 625,500 $ (427,042) $ — $ 198,458
Offsetting of Financial Assets and Derivative Assets
Counterparty
Gross Amounts of
Recognized Assets
Offsetting Asset
or Liability
(a)
Collateral Pledged
(b)
Net Amount
JPMorgan Chase Bank NA $ 5,646,991 $ — $ (5,646,991) $ —
(a) Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.
(b) Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Janus Henderson Flexible Bond Fund
Notes to Schedule of Investments and Other Information
June 30, 2026
42 June 30, 2026
CME Chicago Mercantile Exchange
DAC Designated Activity Company
ETF Exchange Traded Fund
LLC Limited Liability Company
LP Limited Partnership
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.
UMBS Uniform Mortgage-Backed Securities
¢ Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the year ended June 30, 2026 is
$14,000,000, which represents 0.5% of net assets.
# Loaned security; a portion of the security is on loan at June 30, 2026. As of June 30, 2026, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $5,646,991. Gross amounts of recognized liabilities for securities lending (collateral received) is $5,931,463, resulting in the net amount due the counterparty of $284,472.
.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
∞ Rate shown is the 7-day yield as of June 30, 2026.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
Ç Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
Ø Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
μ Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
ƒ All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date. See Notes to Financial Statements.
ž Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the year ended
June 30, 2026 is $1,112,754,582 which represents 40.9% of net assets.
^ Settlement is on a delayed delivery or when-issued basis with final maturity TBA in the future.
‡ Variable or floating rate security. Rate shown is the current rate as of June 30, 2026. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

Janus Henderson Flexible Bond Fund
Notes to Schedule of Investments and Other Information
June 30, 2026
Janus Investment Fund 43
The following is a summary of the inputs that were used to value the Fund 's investments in securities and other financial instruments as of June 30, 2026 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Asset-Backed Securities $ — $ 255,423,073 $ — $ 255,423,073
Bank Loans — 86,895,207 — 86,895,207
Collateralized Loan Obligations — 146,724,728 — 146,724,728
Corporate Bonds — 542,811,053 14,000,000 556,811,053
Commercial Mortgage-Backed
Securities — 257,246,565 — 257,246,565
Mortgage-Backed Securities — 598,641,592 — 598,641,592
Residential Mortgage-Backed
Securities — 184,728,067 — 184,728,067
U.S. Treasury Debt — 547,463,319 — 547,463,319
Investment Companies 33,866,051 176,141,294 — 210,007,345
Investments Purchased with Cash
Collateral from Securities Lending — 5,931,463 — 5,931,463
Total Investments in Securities $ 33,866,051 $ 2,802,006,361 $ 14,000,000 $ 2,849,872,412
Other Financial Instruments
(a)
:
Forward Foreign Currency Exchange
Contracts $ — $ 427,042 $ — $ 427,042
Futures Contracts 8,391,438 — — 8,391,438
Total Other Financial Instruments $ 8,391,438 $ 427,042 $ — $ 8,818,480
Total Assets $ 42,257,489 $ 2,802,433,403 $ 14,000,000 $ 2,858,690,892
Liabilities
TBA sales commitments:
Mortgage-Backed Securities $ — $ 23,797,649 $ — $ 23,797,649
Other Financial Instruments
(a)
:
Forward Foreign Currency Exchange
Contracts $ — $ 625,500 $ — $ 625,500
Futures Contracts 1,259,494 — — 1,259,494
Total Other Financial Instruments $ 1,259,494 $ 625,500 $ — $ 1,884,994
Total Liabilities $ 1,259,494 $ 24,423,149 $ — $ 25,682,643
(a) Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

Janus Henderson Global Allocation Fund – Conservative
Schedule of Investments
June 30, 2026
44 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares or
Principal Amounts Value
Investment Companies - 99 .9%
Equity Funds - 33 .5%
Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares
£
426,786 $ 5,479,935
Janus Henderson Enterprise Fund - Class N Shares
£
52,778 8,327,821
Janus Henderson European Focus Fund - Class N Shares
£
85,558 5,537,321
Janus Henderson Forty Fund - Class N Shares
£
1,541 98,069
Janus Henderson Global Equity Income Fund - Class N Shares
£
11,121 89,306
Janus Henderson Growth and Income Fund - Class N Shares
£
106,367 8,457,263
Janus Henderson International Dividend Fund - Class N Shares
£
4,232 89,303
Janus Henderson Overseas Fund - Class N Shares
£
163,979 10,778,314
Janus Henderson Research Fund - Class N Shares
£
84,874 8,242,920
Janus Henderson U.S. Dividend Income Fund - Class N Shares
£
152,026 2,237,830
49,338,082
Exchange-Traded Funds - 35 .0%
iShares Core International Aggregate Bond ETF 492,106 24,900,563
iShares Core MSCI Emerging Markets ETF 102,395 8,482,402
iShares Russell 2000 Value ETF 18,812 4,161,214
Janus Henderson Emerging Markets Debt Hard Currency ETF
£
192,353 10,349,553
Vanguard Value ETF 16,651 3,628,752
51,522,484
Fixed Income Funds - 30 .4%
Janus Henderson Developed World Bond Fund - Class N Shares
£
2,383,885 18,618,145
Janus Henderson Flexible Bond Fund - Class N Shares
£
2,551,394 23,625,907
Janus Henderson High-Yield Fund - Class N Shares
£
326,306 2,440,766
44,684,818
Money Market Funds - 1 .0%
Janus Henderson Cash Liquidity Fund LLC, 3.6430%
£,∞
1,432,086 1,432,086
Total Investment Companies (cost $131,759,525) 146,977,470
Total Investments (total cost $ 131,759,525 ) - 99 .9% 146,977,470
Cash, Receivables and Other Assets, net of Liabilities - 0.1% 140,066
Net Assets - 100.0% $147,117,536

Janus Henderson Global Allocation Fund – Conservative
Schedule of Investments
June 30, 2026
Janus Investment Fund 45
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Schedule of Affiliated Investments - (% of Net Assets)
Affiliate
Affiliated
Investments,
at Value at
6/30/25 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
6/30/26
............. Shares
Held at
6/30/26
Dividend
Income
Capital Gain
Distribution from
Underlying
Funds
Investment Companies - 71 .9%
Equity Funds - 33.5%
Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares
$ 5,332,565 $ 1,019,976 $ (1,137,142) $ 388,372 $ (123,836) $ 5,479,935 426,786 $ 86,547 $ 455,172
Janus Henderson Enterprise Fund - Class N Shares
6,156,632 2,468,690 (744,987) 12,350 435,136 8,327,821 52,778 27,163 417,821
Janus Henderson European Focus Fund - Class N Shares
6,353,800 535,316 (2,239,975) 282,404 605,776 5,537,321 85,558 95,903 –
Janus Henderson Forty Fund - Class N Shares
– 102,738 (385) (24) (4,260) 98,069 1,541 – –
Janus Henderson Global Equity Income Fund - Class N Shares
– 90,111 (371) 1 (435) 89,306 11,121 2,062 –
Janus Henderson Growth and Income Fund - Class N Shares
6,734,020 3,158,142 (1,779,581) (19,333) 364,015 8,457,263 106,367 55,353 921,493
Janus Henderson International Dividend Fund - Class N Shares
– 88,617 (361) (2) 1,049 89,303 4,232 774 –
Janus Henderson Overseas Fund - Class N Shares
10,167,315 1,671,736 (3,738,853) 667,017 2,011,099 10,778,314 163,979 156,764 –
Janus Henderson Research Fund - Class N Shares
8,446,253 2,778,213 (3,125,938) 4,797 139,595 8,242,920 84,874 7,653 968,862
Janus Henderson Small-Mid Cap Value Fund - Class N Shares
174,577 27,413 (220,193) 48,511 (30,308) – – 990 15,840
Janus Henderson Triton Fund - Class N Shares
41,665 6,971 (49,621) 5,519 (4,534) – – 46 4,397
Janus Henderson U.S. Dividend Income Fund - Class N Shares
2,147,347 630,366 (887,317) 208,879 138,555 2,237,830 152,026 29,461 45,946
Total Equity Funds - 33.5%
$45,554,174 $12,578,289 $(13,924,724) $1,598,491 $3,531,852 $49,338,082 1,089,263 $462,716 $2,829,531
Exchange-Traded Funds - 7.0%
Janus Henderson Emerging Markets Debt Hard Currency ETF
10,382,132 3,684,074 (4,080,690) 133,584 230,453 10,349,553 192,353 681,630 –
Janus Henderson Small Cap Growth Alpha ETF
73,655 6,854 (86,404) 16,247 (10,352) – – 237 –
Total Exchange-Traded Funds - 7.0%
$10,455,787 $3,690,928 $(4,167,094) $149,831 $220,101 $10,349,553 192,353 $681,867 $–
Fixed Income Funds - 30.4%
Janus Henderson Developed World Bond Fund - Class N Shares
17,471,791 5,057,293 (4,461,372) 90,033 460,400 18,618,145 2,383,885 221,438 –
Janus Henderson Flexible Bond Fund - Class N Shares
22,785,933 5,728,403 (4,613,680) (336,810) 62,061 23,625,907 2,551,394 1,146,915 –
Janus Henderson High-Yield Fund - Class N Shares
689,721 2,517,998 (781,464) 53,044 (38,533) 2,440,766 326,306 43,384 –
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares
160,065 13,975 (174,029) 4,057 (4,068) – – 5,113 –
Total Fixed Income Funds - 30.4%
$41,107,510 $13,317,669 $(10,030,545) $(189,676) $479,860 $44,684,818 5,261,585 $1,416,850 $–
Money Market Funds - 1.0%
Janus Henderson Cash Liquidity Fund LLC, 3.6430%
∞
821,184 9,904,156 (9,292,686) (568) – 1,432,086 1,432,086 70,264 –
Total Affiliated Investments - 71.9%
$97,938,655 $39,491,042 $(37,415,049) $1,558,078 $4,231,813 $105,804,539 7,975,287 $2,631,697 $2,829,531

Janus Henderson Global Allocation Fund – Conservative
Notes to Schedule of Investments and Other Information
June 30, 2026
46 June 30, 2026
ETF Exchange Traded Fund
LLC Limited Liability Company
.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
∞ Rate shown is the 7-day yield as of June 30, 2026.
The following is a summary of the inputs that were used to value the Fund 's investments in securities and other financial instruments as of June 30, 2026 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Investment Companies
Equity Funds $ 49,338,082 $ — $ — $ 49,338,082
Exchange-Traded Funds 51,522,484 — — 51,522,484
Fixed Income Funds 44,684,818 — — 44,684,818
Money Market Funds — 1,432,086 — 1,432,086
Total Assets $ 145,545,384 $ 1,432,086 $ — $ 146,977,470

Janus Henderson Global Allocation Fund – Growth
Schedule of Investments
June 30, 2026
Janus Investment Fund 47
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares or
Principal Amounts Value
Investment Companies - 100 .0%
Equity Funds - 64 .1%
Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares
£
1,510,719 $ 19,397,630
Janus Henderson Enterprise Fund - Class N Shares
£
186,581 29,440,694
Janus Henderson European Focus Fund - Class N Shares
£
302,493 19,577,355
Janus Henderson Forty Fund - Class N Shares
£
5,692 362,266
Janus Henderson Global Equity Income Fund - Class N Shares
£
41,098 330,014
Janus Henderson Growth and Income Fund - Class N Shares
£
375,603 29,864,164
Janus Henderson International Dividend Fund - Class N Shares
£
15,638 329,961
Janus Henderson Overseas Fund - Class N Shares
£
579,788 38,109,453
Janus Henderson Research Fund - Class N Shares
£
300,203 29,155,695
Janus Henderson U.S. Dividend Income Fund - Class N Shares
£
537,286 7,908,845
174,476,077
Exchange-Traded Funds - 27 .2%
iShares Core International Aggregate Bond ETF 228,988 11,586,793
iShares Core MSCI Emerging Markets ETF 362,833 30,057,086
iShares Russell 2000 Value ETF 66,655 14,744,086
Janus Henderson Emerging Markets Debt Hard Currency ETF
£
89,463 4,813,557
Vanguard Value ETF 59,134 12,887,072
74,088,594
Fixed Income Funds - 7 .7%
Janus Henderson Developed World Bond Fund - Class N Shares
£
1,107,267 8,647,752
Janus Henderson Flexible Bond Fund - Class N Shares
£
1,185,170 10,974,676
Janus Henderson High-Yield Fund - Class N Shares
£
152,543 1,141,024
20,763,452
Money Market Funds - 1 .0%
Janus Henderson Cash Liquidity Fund LLC, 3.6430%
£,∞
2,853,855 2,853,853
Total Investment Companies (cost $222,485,509) 272,181,976
Total Investments (total cost $ 222,485,509 ) - 100 .0% 272,181,976
Liabilities, net of Cash, Receivables and Other Assets - 0.0% (14,493)
Net Assets - 100.0% $272,167,483

Janus Henderson Global Allocation Fund – Growth
Schedule of Investments
June 30, 2026
48 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Schedule of Affiliated Investments - (% of Net Assets)
Affiliate
Affiliated
Investments,
at Value at
6/30/25 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
6/30/26
............. Shares
Held at
6/30/26
Dividend
Income
Capital Gain
Distribution from
Underlying
Funds
Investment Companies - 74 .6%
Equity Funds - 64.1%
Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares
$ 17,774,714 $ 3,472,802 $ (2,793,414) $ 361,520 $ 582,008 $ 19,397,630 1,510,719 $ 282,803 $ 1,487,331
Janus Henderson Enterprise Fund - Class N Shares
20,534,558 9,757,157 (2,479,713) 81,310 1,547,382 29,440,694 186,581 88,912 1,367,638
Janus Henderson European Focus Fund - Class N Shares
21,194,154 1,219,031 (5,878,562) 784,582 2,258,150 19,577,355 302,493 313,942 –
Janus Henderson Forty Fund - Class N Shares
– 380,381 (2,342) (90) (15,683) 362,266 5,692 – –
Janus Henderson Global Equity Income Fund - Class N Shares
– 333,779 (2,137) (16) (1,612) 330,014 41,098 7,638 –
Janus Henderson Growth and Income Fund - Class N Shares
22,454,060 10,587,016 (4,482,010) (906) 1,306,004 29,864,164 375,603 188,950 3,011,819
Janus Henderson International Dividend Fund - Class N Shares
– 328,226 (2,127) (10) 3,872 329,961 15,638 2,866 –
Janus Henderson Overseas Fund - Class N Shares
33,877,990 7,020,795 (11,883,289) 1,677,398 7,416,559 38,109,453 579,788 512,675 –
Janus Henderson Research Fund - Class N Shares
28,114,916 9,215,363 (8,872,313) 112,972 584,757 29,155,695 300,203 25,002 3,165,109
Janus Henderson Small-Mid Cap Value Fund - Class N Shares
601,807 77,399 (742,127) 157,409 (94,488) – – 3,344 53,509
Janus Henderson Triton Fund - Class N Shares
143,484 19,805 (166,862) 19,434 (15,861) – – 155 14,820
Janus Henderson U.S. Dividend Income Fund - Class N Shares
7,137,044 2,145,959 (2,545,901) 583,952 587,791 7,908,845 537,286 100,063 149,676
Total Equity Funds - 64.1%
$151,832,727 $44,557,713 $(39,850,797) $3,777,555 $14,158,879 $174,476,077 3,855,099 $1,526,350 $9,249,902
Exchange-Traded Funds - 1.8%
Janus Henderson Emerging Markets Debt Hard Currency ETF
5,167,986 984,485 (1,528,506) 53,201 136,391 4,813,557 89,463 341,208 –
Janus Henderson Small Cap Growth Alpha ETF
276,612 10,920 (310,329) 61,946 (39,149) – – 863 –
Total Exchange-Traded Funds - 1.8%
$5,444,598 $995,405 $(1,838,835) $115,147 $97,242 $4,813,557 89,463 $342,071 $–
Fixed Income Funds - 7.6%
Janus Henderson Developed World Bond Fund - Class N Shares
8,718,117 3,530,724 (3,863,085) 34,592 227,404 8,647,752 1,107,267 122,536 –
Janus Henderson Flexible Bond Fund - Class N Shares
11,364,130 4,132,921 (4,360,522) (330,488) 168,635 10,974,676 1,185,170 583,251 –
Janus Henderson High-Yield Fund - Class N Shares
349,566 1,174,010 (389,756) 25,925 (18,721) 1,141,024 152,543 21,416 –
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares
91,873 5,821 (97,700) 2,389 (2,383) – – 2,917 –
Total Fixed Income Funds - 7.6%
$20,523,686 $8,843,476 $(8,711,063) $(267,582) $374,935 $20,763,452 2,444,980 $730,120 $–
Money Market Funds - 1.1%
Janus Henderson Cash Liquidity Fund LLC, 3.6430%
∞
2,297,816 19,047,326 (18,490,242) (1,047) – 2,853,853 2,853,855 129,750 –
Total Affiliated Investments - 74.6%
$180,098,827 $73,443,920 $(68,890,937) $3,624,073 $14,631,056 $202,906,939 9,243,397 $2,728,291 $9,249,902

Janus Henderson Global Allocation Fund – Growth
Notes to Schedule of Investments and Other Information
June 30, 2026
Janus Investment Fund 49
ETF Exchange Traded Fund
LLC Limited Liability Company
.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
∞ Rate shown is the 7-day yield as of June 30, 2026.
The following is a summary of the inputs that were used to value the Fund 's investments in securities and other financial instruments as of June 30, 2026 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Investment Companies
Equity Funds $ 174,476,077 $ — $ — $ 174,476,077
Exchange-Traded Funds 74,088,594 — — 74,088,594
Fixed Income Funds 20,763,452 — — 20,763,452
Money Market Funds — 2,853,853 — 2,853,853
Total Assets $ 269,328,123 $ 2,853,853 $ — $ 272,181,976

Janus Henderson Global Allocation Fund – Moderate
Schedule of Investments
June 30, 2026
50 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares or
Principal Amounts Value
Investment Companies - 99 .9%
Equity Funds - 48 .8%
Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares
£
913,570 $ 11,730,245
Janus Henderson Enterprise Fund - Class N Shares
£
112,880 17,811,358
Janus Henderson European Focus Fund - Class N Shares
£
183,000 11,843,773
Janus Henderson Forty Fund - Class N Shares
£
3,231 205,647
Janus Henderson Global Equity Income Fund - Class N Shares
£
24,493 196,678
Janus Henderson Growth and Income Fund - Class N Shares
£
227,190 18,063,897
Janus Henderson International Dividend Fund - Class N Shares
£
9,320 196,659
Janus Henderson Overseas Fund - Class N Shares
£
350,756 23,055,201
Janus Henderson Research Fund - Class N Shares
£
181,481 17,625,414
Janus Henderson U.S. Dividend Income Fund - Class N Shares
£
325,086 4,785,260
105,514,132
Exchange-Traded Funds - 31 .1%
iShares Core International Aggregate Bond ETF 450,665 22,803,649
iShares Core MSCI Emerging Markets ETF 219,158 18,155,049
iShares Russell 2000 Value ETF 40,241 8,901,309
Janus Henderson Emerging Markets Debt Hard Currency ETF
£
176,315 9,486,629
Vanguard Value ETF 35,722 7,784,895
67,131,531
Fixed Income Funds - 19 .0%
Janus Henderson Developed World Bond Fund - Class N Shares
£
2,183,124 17,050,199
Janus Henderson Flexible Bond Fund - Class N Shares
£
2,357,977 21,834,866
Janus Henderson High-Yield Fund - Class N Shares
£
300,164 2,245,229
41,130,294
Money Market Funds - 1 .0%
Janus Henderson Cash Liquidity Fund LLC, 3.6430%
£,∞
2,083,646 2,083,645
Total Investment Companies (cost $184,972,637) 215,859,602
Total Investments (total cost $ 184,972,637 ) - 99 .9% 215,859,602
Cash, Receivables and Other Assets, net of Liabilities - 0.1% 286,242
Net Assets - 100.0% $216,145,844

Janus Henderson Global Allocation Fund – Moderate
Schedule of Investments
June 30, 2026
Janus Investment Fund 51
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Schedule of Affiliated Investments - (% of Net Assets)
Affiliate
Affiliated
Investments,
at Value at
6/30/25 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
6/30/26
............. Shares
Held at
6/30/26
Dividend
Income
Capital Gain
Distribution from
Underlying
Funds
Investment Companies - 73 .2%
Equity Funds - 48.8%
Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares
$ 11,053,179 $ 2,024,603 $ (1,912,592) $ 379,444 $ 185,611 $ 11,730,245 913,570 $ 177,862 $ 935,424
Janus Henderson Enterprise Fund - Class N Shares
12,768,121 5,495,908 (1,418,420) 29,633 936,116 17,811,358 112,880 55,901 859,872
Janus Henderson European Focus Fund - Class N Shares
13,197,583 800,933 (4,023,165) 529,004 1,339,418 11,843,773 183,000 197,682 –
Janus Henderson Forty Fund - Class N Shares
– 216,160 (1,519) (61) (8,933) 205,647 3,231 – –
Janus Henderson Global Equity Income Fund - Class N Shares
– 199,098 (1,472) 9 (957) 196,678 24,493 4,542 –
Janus Henderson Growth and Income Fund - Class N Shares
13,963,257 6,381,853 (3,044,624) (23,461) 786,872 18,063,897 227,190 116,540 1,894,352
Janus Henderson International Dividend Fund - Class N Shares
– 195,797 (1,451) 3 2,310 196,659 9,320 1,705 –
Janus Henderson Overseas Fund - Class N Shares
21,078,596 3,796,269 (7,438,439) 1,195,822 4,422,953 23,055,201 350,756 322,532 –
Janus Henderson Research Fund - Class N Shares
17,517,819 5,571,929 (5,819,902) 20,400 335,168 17,625,414 181,481 15,752 1,994,069
Janus Henderson Small-Mid Cap Value Fund - Class N Shares
379,837 50,766 (470,401) 103,726 (63,928) – – 2,135 34,160
Janus Henderson Triton Fund - Class N Shares
98,132 14,063 (114,606) 13,662 (11,251) – – 108 10,255
Janus Henderson U.S. Dividend Income Fund - Class N Shares
4,436,664 1,272,276 (1,648,277) 377,486 347,111 4,785,260 325,086 61,791 94,107
Total Equity Funds - 48.8%
$94,493,188 $26,019,655 $(25,894,868) $2,625,667 $8,270,490 $105,514,132 2,331,008 $956,550 $5,822,239
Exchange-Traded Funds - 4.4%
Janus Henderson Emerging Markets Debt Hard Currency ETF
9,453,182 3,008,668 (3,309,561) 111,941 222,399 9,486,629 176,315 624,608 –
Janus Henderson Small Cap Growth Alpha ETF
165,657 8,159 (187,306) 36,783 (23,293) – – 524 –
Total Exchange-Traded Funds - 4.4%
$9,618,839 $3,016,827 $(3,496,867) $148,724 $199,106 $9,486,629 176,315 $625,132 $–
Fixed Income Funds - 19.0%
Janus Henderson Developed World Bond Fund - Class N Shares
15,932,621 5,026,146 (4,403,645) 56,195 438,882 17,050,199 2,183,124 211,301 –
Janus Henderson Flexible Bond Fund - Class N Shares
20,788,073 5,956,836 (4,635,908) (328,034) 53,899 21,834,866 2,357,977 1,060,681 –
Janus Henderson High-Yield Fund - Class N Shares
631,141 2,310,048 (709,291) 47,038 (33,707) 2,245,229 300,164 39,776 –
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares
150,872 10,041 (160,909) 3,776 (3,780) – – 4,820 –
Total Fixed Income Funds - 19.0%
$37,502,707 $13,303,071 $(9,909,753) $(221,025) $455,294 $41,130,294 4,841,265 $1,316,578 $–
Money Market Funds - 1.0%
Janus Henderson Cash Liquidity Fund LLC, 3.6430%
∞
1,832,535 22,874,317 (22,622,328) (879) – 2,083,645 2,083,646 112,589 –
Total Affiliated Investments - 73.2%
$143,447,269 $65,213,870 $(61,923,816) $2,552,487 $8,924,890 $158,214,700 9,432,234 $3,010,849 $5,822,239

Janus Henderson Global Allocation Fund – Moderate
Notes to Schedule of Investments and Other Information
June 30, 2026
52 June 30, 2026
ETF Exchange Traded Fund
LLC Limited Liability Company
.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
∞ Rate shown is the 7-day yield as of June 30, 2026.
The following is a summary of the inputs that were used to value the Fund 's investments in securities and other financial instruments as of June 30, 2026 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Investment Companies
Equity Funds $ 105,514,132 $ — $ — $ 105,514,132
Exchange-Traded Funds 67,131,531 — — 67,131,531
Fixed Income Funds 41,130,294 — — 41,130,294
Money Market Funds — 2,083,645 — 2,083,645
Total Assets $ 213,775,957 $ 2,083,645 $ — $ 215,859,602

Janus Henderson High-Yield Fund
Schedule of Investments
June 30, 2026
Janus Investment Fund 53
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Bank Loans - 7.3%
Consumer Discretionary - 3.3%
Garda World Security Corp., First Lien Term Loan, CME Term SOFR 3 Month +
2.7500%, 6.4190%, 2/1/29
‡,ƒ
$ 4,341,060 $ 4,329,123
Gloves Buyer, Inc., First Lien Term Loan, CME Term SOFR 1 Month + 4.0000%,
7.6439%, 5/21/32
‡,ƒ
2,657,271 2,664,472
Inspired Finco Holdings Ltd., First Lien Term Loan B7, CME Term SOFR 3 Month +
2.7500%, 6.4134%, 2/28/31
‡,ƒ
2,430,769 2,430,769
Men's Wearhouse, Inc., First Lien Term Loan, CME Term SOFR 3 Month +
5.7500%, 9.4140%, 1/28/31
‡,ƒ
585,997 590,287
Pioneer OpCo LLC, First Lien Term Loan B, CME Term SOFR 1 Month + 3.2500%,
6.8790%, 5/16/33
‡,ƒ
940,990 943,851
River Rock Entertainment Authority, First Lien Term Loan, CME Term SOFR 1
Month + 9.0000%, 12.6200%, 6/25/31
‡,ƒ
5,050,000 4,961,625
White Cap Supply Holdings LLC, First Lien Term Loan D, CME Term SOFR 1
Month + 3.5000%, 7.1439%, 2/10/33
‡,ƒ
4,943,519 4,920,334
20,840,461
Consumer Staples - 0.0%
Saratoga Food Specialties LLC, First Lien Term Loan, CME Term SOFR 3 Month +
3.2500%, 6.9137%, 9/13/32
‡,ƒ
405,000 405,170
Health Care - 1.4%
Heartland Dental LLC, First Lien Term Loan, CME Term SOFR 1 Month +
3.5000%, 7.1439%, 8/25/32
‡,ƒ
1,882,000 1,882,358
Hologic, Inc., First Lien Term Loan B, EURIBOR 3 Month + 2.7500%,
5.0530%, 4/7/33
‡,ƒ
EUR 2,120,000 2,420,199
LSF12 Pillar Investments Sarl, First Lien Term Loan B, EURIBOR 12 Month +
3.7500%, 6.6100%, 4/29/33
‡,ƒ
EUR 2,860,000 3,270,442
McKesson Medical-Surgical Top Holdings, Inc., First Lien Term Loan B, CME Term
SOFR 3 Month + 2.2500%, 5.9822%, 6/9/32
‡,ƒ
$ 1,445,566 1,444,366
9,017,365
Industrials - 1.1%
American Airlines, Inc., First Lien Term Loan, CME Term SOFR 3 Month +
3.0000%, 6.6658%, 5/30/33
‡,ƒ
3,443,000 3,397,105
Boluda Towage Luxembourg SARL, First Lien Term Loan B, CME Term SOFR 12
Month + 2.5000%, 6.2411%, 5/27/33
‡,ƒ
682,000 682,430
Ensemble RCM LLC, First Lien Term Loan, CME Term SOFR 3 Month + 3.0000%,
6.6634%, 2/9/33
‡,ƒ
1,961,702 1,953,365
Skyshield US Bidco Ltd., First Lien Term Loan B, CME Term SOFR 12 Month +
2.5000%, 6.2067%, 6/2/33
‡,ƒ
402,000 401,497
TAMKO Building Products LLC, First Lien Term Loan, CME Term SOFR 12 Month
+ 3.0000%, 6.8417%, 9/20/30
‡,ƒ
394,080 393,587
6,827,984
Materials - 1.5%
ProAmpac PG Borrower LLC, First Lien Term Loan, CME Term SOFR 3 Month +
4.0000%, 7.6641%, 3/7/33
‡,ƒ
4,953,437 4,862,344
Sword Purchaser LLC, First Lien Term Loan, CME Term SOFR 1 Month +
4.0000%, 7.6526%, 4/11/33
‡,ƒ
4,941,000 4,812,089
9,674,433
Total Bank Loans (cost $46,805,574) 46,765,413
Convertible Bonds - 1.2%
Health Care - 1.2%
Bridgebio Pharma, Inc., 0.7500%, 2/1/33
ž
4,207,000 4,165,351
Cogent Biosciences, Inc., 1.6250%, 11/15/31 827,000 1,022,378

Janus Henderson High-Yield Fund
Schedule of Investments
June 30, 2026
54 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Convertible Bonds - (continued)
Health Care - (continued)
Mirum Pharmaceuticals, Inc., 0.0000%, 6/1/32
#,¤,ž
$ 1,852,000 $ 1,996,456
7,184,185
Total Convertible Bonds (cost 7,278,118) 7,184,185
Corporate Bonds - 86.2%
Communication Services - 5.9%
Big Sky Funding LLC, 8.5000%, 12/31/27
¢
2,900,000 2,900,000
Edged Compute LLC, 7.5000%, 4/30/31
ž
8,702,000 8,481,251
Level 3 Financing, Inc., 3.7500%, 7/15/29
ž
322,000 310,730
Level 3 Financing, Inc., 3.8750%, 11/15/29
ž
2,100,000 1,995,000
Level 3 Financing, Inc., 7.5000%, 2/15/37
ž
11,087,144 11,379,611
SE Cosmos LLC, 8.8750%, 5/1/31
ž
6,082,000 6,252,734
SoftBank Group Corp., 6.8750%, 1/10/31
¥
601,000 595,493
Univision Communications, Inc., 9.3750%, 8/1/32
ž
3,571,000 3,628,275
Univision Communications, Inc., 8.8750%, 4/15/33
ž
1,910,000 1,880,249
37,423,343
Consumer Discretionary - 21.0%
Bath & Body Works, Inc., 6.9500%, 3/1/33 4,359,000 4,391,488
Bath & Body Works, Inc., 7.6000%, 7/15/37 2,125,000 2,122,318
Beazer Homes USA, Inc., 7.5000%, 3/15/31
ž
4,692,000 4,671,228
Beazer Homes USA, Inc., 8.0000%, 1/15/32
ž
1,170,000 1,173,144
Caesars Entertainment, Inc., 6.0000%, 10/15/32
#,ž
10,323,000 9,354,285
Carvana Co., 5.8750%, 10/1/28
ž
95,000 92,150
Carvana Co., 4.8750%, 9/1/29
ž
3,951,000 3,634,920
Carvana Co., 10.2500%, 5/1/30
ž
961,000 1,028,270
Carvana Co., 9.0000%, 6/1/31
Ø,ž
849,226 937,211
Century Communities, Inc., 6.6250%, 9/15/33
ž
2,492,000 2,516,319
Cyprium Corp., 6.3750%, 4/15/34
ž
2,514,000 2,508,974
Hilton Grand Vacations Borrower LLC, 4.8750%, 7/1/31
ž
3,096,000 2,910,057
JB Poindexter & Co., Inc., 8.7500%, 12/15/31
ž
1,090,000 1,120,656
Kohl's Corp., 10.0000%, 6/1/30
ž
4,592,000 4,966,661
LGI Homes, Inc., 4.0000%, 7/15/29
ž
6,822,000 6,356,793
LGI Homes, Inc., 7.0000%, 11/15/32
ž
2,550,000 2,534,085
MGM China Holdings Ltd., 6.2500%, 5/15/33
ž
2,894,000 2,828,803
Michaels Cos., Inc. (The), 8.5000%, 3/15/33
ž
4,837,000 4,791,022
Michaels Cos., Inc. (The), 11.0000%, 3/15/34
ž
1,650,000 1,615,548
Mohegan Tribal Gaming Authority, 8.2500%, 4/15/30
ž
11,569,000 12,050,282
Mohegan Tribal Gaming Authority, 11.8750%, 4/15/31
ž
2,399,000 2,599,067
NCL Corp. Ltd., 6.2500%, 9/15/33
ž
2,010,000 1,952,046
Park River Holdings, Inc., 8.7500%, 12/31/30
#,ž
2,858,000 2,769,126
Park River Holdings, Inc., 8.0000%, 3/15/31
ž
3,129,000 3,156,310
Penn Entertainment, Inc., 6.7500%, 4/1/31
ž
6,266,000 6,298,608
Pioneer Opco LLC, 7.0000%, 5/15/33
ž
2,268,000 2,307,928
Risewell Homes, Inc., 9.2500%, 10/1/29
ž
3,223,000 3,333,629
Risewell Homes, Inc., 8.5000%, 11/1/30
ž
5,743,000 5,863,258
Rivers Enterprise Borrower LLC, 6.2500%, 10/15/30
ž
3,064,000 3,102,288
Six Flags Entertainment Corp., 8.6250%, 1/15/32
#,ž
8,549,000 8,802,703
Station Casinos LLC, 4.6250%, 12/1/31
ž
3,288,000 3,122,013
Victra Holdings LLC, 8.7500%, 9/15/29
#,ž
6,422,000 6,624,120
Voyager Parent LLC, 9.2500%, 7/1/32
ž
5,812,000 6,146,528
Wayfair LLC, 7.1250%, 5/31/34
ž
3,187,000 3,276,781
Wynn Macau Ltd., 6.7500%, 2/15/34
ž
3,136,000 3,116,848
134,075,467

Janus Henderson High-Yield Fund
Schedule of Investments
June 30, 2026
Janus Investment Fund 55
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Consumer Staples - 0.9%
Prestige Brands, Inc., 6.2500%, 7/15/34
ž
$ 2,483,000 $ 2,483,000
Viking Baked Goods Acquisition Corp., 8.6250%, 11/1/31
ž
3,445,000 3,482,227
5,965,227
Energy - 12.8%
Breakwater Energy Holdings Sarl, 9.2500%, 11/15/30
ž
1,823,000 1,923,409
Caturus Energy LLC, 7.1250%, 5/15/31
ž
2,986,000 2,954,291
Granite Ridge Resources, Inc., 8.8750%, 11/5/29
ž
3,633,000 3,541,388
Howard Midstream Energy Partners LLC, 6.6250%, 1/15/34
ž
9,874,000 9,958,413
ITT Holdings LLC, 6.5000%, 8/1/29
ž
9,658,000 9,544,812
Kodiak Gas Services LLC, 5.8750%, 4/1/31
ž
3,738,000 3,747,584
Matador Resources Co., 6.0000%, 4/15/34
ž
2,906,000 2,833,086
SM Energy Co., 7.0000%, 8/1/32
#,ž
4,664,000 4,706,965
Sunoco LP, 5.6250%, 3/15/31
ž
4,709,000 4,674,653
Sunoco LP, U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year +
4.2300%, 7.8750%, 9/18/30
‡,ž,μ
9,067,000 9,429,110
Tallgrass Energy Partners LP, 6.7500%, 3/15/34
ž
16,214,000 16,357,559
TerraForm Power Operating LLC, 4.7500%, 1/15/30
ž
4,362,000 4,219,506
USA Compression Partners LP, 6.2500%, 10/1/33
ž
4,376,000 4,338,491
Venture Global LNG, Inc., 6.6250%, 6/15/36
ž
1,850,000 1,823,504
WBI Operating LLC, 6.2500%, 10/15/30
ž
1,856,000 1,866,319
81,919,090
Financials - 11.6%
Aretec Group, Inc., 10.0000%, 8/15/30
ž
2,697,000 2,840,839
Bread Financial Holdings, Inc., 6.7500%, 5/15/31
ž
4,704,000 4,810,607
Burford Capital Global Finance LLC, 7.5000%, 7/15/33
#,ž
4,107,000 3,483,352
Burford Capital Global Finance LLC, 8.5000%, 1/15/34
ž
2,911,000 2,551,491
EF Holdco, 7.3750%, 9/30/30
ž
3,029,000 3,014,475
Jane Street Group, 6.1250%, 11/1/32
ž
9,638,000 9,640,005
Navient Corp., 9.3750%, 10/15/31 1,849,000 1,841,963
OneMain Finance Corp., 4.0000%, 9/15/30 1,716,000 1,586,169
OneMain Finance Corp., 6.5000%, 3/15/33 6,386,000 6,284,025
Osaic Holdings, Inc., 6.7500%, 8/1/32
ž
2,149,000 2,152,675
PennyMac Financial Services, Inc., 6.8750%, 2/15/33
ž
1,692,000 1,649,671
PennyMac Financial Services, Inc., 6.7500%, 2/15/34
ž
5,750,000 5,519,527
Rithm Capital Corp., 8.0000%, 4/1/29
ž
2,307,000 2,316,228
Rithm Capital Corp., 8.5000%, 6/1/31
ž
6,979,000 6,995,401
SLM Corp., SOFRINDX + 2.7100%, 6.4950%, 5/15/32
‡
1,194,000 1,192,618
Starwood Property Trust, Inc., 5.8750%, 8/15/29
ž
4,277,000 4,289,784
Starwood Property Trust, Inc., 6.1250%, 6/1/31
ž
2,232,000 2,243,801
Stonebriar ABF Issuer LLC, 7.0000%, 8/15/31
ž
2,491,000 2,490,628
Stonex Escrow Issuer LLC, 6.8750%, 7/15/32
ž
1,347,000 1,385,217
StoneX Group, Inc., 7.8750%, 3/1/31
ž
6,402,000 6,721,946
Uzbek Industrial and Construction Bank ATB, U.S. Treasury Yield Curve Rate T-Note
Constant Maturity 5 Year + 5.7920%, 9.4500%, 10/23/30
‡,ž,μ
1,287,000 1,340,488
74,350,910
Health Care - 4.2%
BioMarin Pharmaceutical, Inc., 5.5000%, 2/15/34
ž
2,464,000 2,420,750
Harrow, Inc., 8.6250%, 9/15/30
ž
3,302,000 3,351,543
HLF Financing Sarl LLC, 7.7500%, 5/1/33
ž
3,558,000 3,606,193
Humana, Inc., U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year +
2.8910%, 6.6250%, 9/15/56
‡
4,829,000 4,814,493
LifePoint Health, Inc., 10.0000%, 6/1/32
ž
12,664,000 12,642,616
26,835,595

Janus Henderson High-Yield Fund
Schedule of Investments
June 30, 2026
56 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Industrials - 10.0%
EquipmentShare.com, Inc., 7.1250%, 7/1/34
ž
$ 5,502,000 $ 5,405,927
Garda World Security Corp., 8.2500%, 8/1/32
ž
2,920,000 2,988,109
Garda World Security Corp., 8.3750%, 11/15/32
ž
4,570,000 4,675,357
Latam Airlines Group SA, 7.8750%, 4/15/30
ž
7,650,000 7,959,825
New Flyer Holdings, Inc., 9.2500%, 7/1/30
ž
4,041,000 4,344,071
QXO Building Products, Inc., 6.8750%, 7/15/34
ž
2,812,000 2,886,730
Rand Parent LLC, 8.5000%, 2/15/30
ž
6,550,000 6,784,791
Standard Building Solutions, Inc., 5.8750%, 3/15/34
ž
5,493,000 5,293,181
Synergy Infrastructure Holdings LLC, 7.8750%, 12/1/30
ž
2,847,000 2,975,487
Synergy Infrastructure Holdings LLC, 7.0000%, 7/15/34
ž
797,000 808,428
Veritiv Operating Co., 10.5000%, 11/30/30
ž
9,276,000 9,486,881
Watco Cos. LLC, 7.1250%, 8/1/32
ž
4,174,000 4,285,826
Weekley Homes LLC, 4.8750%, 9/15/28
ž
4,607,000 4,543,463
WestJet Airlines Ltd., 8.0000%, 2/14/31
ž
1,174,000 1,178,448
63,616,524
Information Technology - 5.8%
AP Core Holdings II LLC, 11.0000%, 5/15/31
ž
4,718,000 4,937,816
CoreWeave , Inc., 9.2500%, 6/1/30
#,ž
770,000 775,002
CoreWeave , Inc., 9.7500%, 10/1/31
ž
10,053,000 10,030,823
CoreWeave , Inc., 9.6250%, 7/15/32
ž
4,497,000 4,429,769
Kioxia Holdings Corp., 6.6250%, 7/24/33
ž
13,023,000 13,620,715
Seagate Data Storage Technology Pte. Ltd., 3.1250%, 7/15/29
ž
3,404,000 3,148,428
36,942,553
Materials - 10.5%
Ardagh Metal Packaging Finance USA LLC, 4.0000%, 9/1/29
ž
4,755,000 4,519,950
Capstone Copper Corp., 6.7500%, 3/31/33
ž
6,763,000 6,854,997
Cleveland-Cliffs, Inc., 7.6250%, 1/15/34
ž
3,293,000 3,288,457
Compass Minerals International, Inc., 8.0000%, 7/1/30
ž
6,818,000 7,190,256
First Quantum Minerals Ltd., 7.2500%, 2/15/34
ž
2,817,000 2,887,921
First Quantum Minerals Ltd., 8.0000%, 3/1/33
ž
9,172,000 9,589,359
FMC Corp., 8.0000%, 6/1/31
ž
3,178,000 3,307,629
Maxam Prill Sarl, 7.7500%, 7/15/30
ž
6,468,000 6,663,638
Mineral Resources Ltd., 6.2500%, 5/1/34
ž
1,685,000 1,656,854
Olympus Water US Holding Corp., 7.2500%, 6/15/31
ž
2,668,000 2,701,550
SCIH Salt Holdings, Inc., 6.6250%, 5/1/29
ž
8,053,000 7,983,063
Sword Purchaser LLC, 10.5000%, 4/15/34
ž
3,683,000 3,853,166
Trekor Metals Ltd., 8.2500%, 5/1/30
ž
6,022,000 6,284,667
66,781,507
Real Estate - 0.7%
Millrose Properties, Inc., 6.3750%, 8/1/30
ž
3,040,000 3,081,192
Millrose Properties, Inc., 6.2500%, 9/15/32
ž
1,605,000 1,618,967
4,700,159
Utilities - 2.8%
Algonquin Power & Utilities Corp., U.S. Treasury Yield Curve Rate T-Note Constant
Maturity 5 Year + 3.2490%, 4.7500%, 1/18/82
‡
2,501,000 2,476,698
Alpha Generation LLC, 6.2500%, 1/15/34
ž
2,917,000 2,870,285
Talen Energy Supply LLC, 6.3750%, 5/1/33
ž
10,498,000 10,484,749
Talen Energy Supply LLC, 6.5000%, 2/1/36
ž
1,908,000 1,923,564
17,755,296
Total Corporate Bonds (cost 546,490,324) 550,365,671
Foreign Government Bonds - 0.4%
Province of Santa Fe, 8.1000%, 12/11/34
¥
(cost $2,680,475) 2,650,000 2,655,432

Janus Henderson High-Yield Fund
Schedule of Investments
June 30, 2026
Janus Investment Fund 57
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - 2.7%
Biotechnology - 0.6%
BioMarin Pharmaceutical, Inc.
*
35,049 $ 2,005,504
Metis TechBio Co. Ltd. - Class H
*
190,000 372,122
Revolution Medicines, Inc.
*
9,079 1,700,315
4,077,941
Communications Equipment - 0.3%
Arista Networks, Inc.
*
7,490 1,272,401
Lumentum Holdings, Inc.
*
676 580,049
1,852,450
Electronic Equipment, Instruments & Components - 0.1%
Murata Manufacturing Co. Ltd. 8,700 627,080
Hotels, Restaurants & Leisure - 0.4%
Churchill Downs, Inc. 21,871 1,960,516
Six Flags Entertainment Corp.
*
32,446 691,100
2,651,616
Independent Power and Renewable Electricity Producers - 0.1%
Talen Energy Corp.
*
2,376 913,002
IT Services - 0.2%
CoreWeave , Inc. - Class A
*
10,800 1,075,032
Metals & Mining - 0.5%
First Quantum Minerals Ltd.
*
33,258 908,550
Franco-Nevada Corp. 11,150 2,324,106
3,232,656
Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors NV 2,164 608,149
Textiles, Apparel & Luxury Goods - 0.4%
Authentic Brands Group, Inc. - Class A
*,¢
14,628 2,277,528
Total Common Stocks (cost $17,633,522) 17,315,454
Convertible Preferred Stocks - 0.3%
Interactive Media & Services - 0.3%
Alphabet, Inc. - Series A, 6.2500%, 5/15/29 21,500 1,094,135
Alphabet, Inc. - Series B, 6.2500%, 5/15/29 21,500 1,081,450
Total Convertible Preferred Stocks (cost $2,150,000) 2,175,585
Investment Companies - 5.2%
Money Market Funds - 5.2%
Janus Henderson Cash Liquidity Fund LLC, 3.6430%
£,∞
(cost $32,933,818) 32,933,825 32,933,818
Investments Purchased with Cash Collateral from Securities Lending - 3.9%
Investment Companies - 3.1%
Janus Henderson Cash Collateral Fund LLC, 3.5573%
£,∞
20,089,406 20,089,406
Time Deposits - 0.8%
Royal Bank of Canada, 3.6300%, 7/1/26 $ 5,022,352 5,022,351
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $25,111,757) 25,111,757
Total Investments (total cost $ 681,083,588 ) - 107.2% 684,507,315
Liabilities, net of Cash, Receivables and Other Assets - (7.2%) (45,985,035)
Net Assets - 100.0% $638,522,280

Janus Henderson High-Yield Fund
Schedule of Investments
June 30, 2026
58 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Summary of Investments by Country - (Long Positions)
Country Value
% of
Investment
Securities
United States of America $ 553,575,237 80.7%
Luxembourg 44,791,307 6.5
Canada 44,497,335 6.5
Japan 14,843,288 2.2
Chile 7,959,825 1.2
Macau 5,945,651 0.9
Singapore 3,148,428 0.5
Argentina 2,655,432 0.4
United Kingdom 2,430,769 0.4
Australia 1,656,854 0.2
Uzbekistan 1,340,488 0.2
Netherlands 1,290,579 0.2
China 372,122 0.1
Total $684,507,315 100.0%
Schedule of Affiliated Investments - (% of Net Assets)
Affiliate
Affiliated
Investments,
at Value at
6/30/25 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
6/30/26
............. Shares
Held at
6/30/26
Dividend
Income
Investment Companies - 5.2%
Money Market Funds - 5.2%
Janus Henderson Cash Liquidity Fund LLC, 3.6430%
∞
$ 33,964,455 $ 445,408,673 $ (446,436,457) $ (2,853) $ – $ 32,933,818 32,933,825 $ 1,037,177
Investments Purchased with Cash Collateral from Securities Lending - 3.1%
Investment Companies - 3.1%
Janus Henderson Cash Collateral Fund LLC, 3.5573%
∞
16,583,658 189,509,168 (186,003,420) – – 20,089,406 20,089,406 326,577
Δ
Total Affiliated Investments - 8.3%
$50,548,113 $634,917,841 $(632,439,877) $(2,853) $– $53,023,224 53,023,231 $1,363,754
Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/
Foreign Currency Settlement Date
Foreign
Currency
Amount Sold/
(Purchased)
USD Currency
Amount Sold/
(Purchased)
Market Value
and Unrealized
Appreciation
(Depreciation)
BNP Paribas SA
Canadian Dollar 8/13/26 1,391,319 $ (1,008,188) $ 25,154
Euro 8/13/26 2,654,921 (3,100,782) 61,453
Euro 8/13/26 504,375 (579,786) 2,382
Euro 8/13/26 726,300 (831,784) 323
Euro 8/13/26 (504,375) 583,684 (6,280)
Euro 8/13/26 (726,300) 841,176 (9,715)
Hong Kong Dollar 8/13/26 4,922,338 (630,281) 1,609
Japanese Yen 8/13/26 99,472,092 (617,200) 3,223
–
Total $78,149

Janus Henderson High-Yield Fund
Schedule of Investments
June 30, 2026
Janus Investment Fund 59
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of June 30, 2026.
Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Futures Long:
U.S. Treasury 10 Year Notes 89 9/21/26 $ 9,780,266 $ 78,472
U.S. Treasury 2 Year Notes 404 9/30/26 83,277,656 (3,512)
U.S. Treasury Long Bonds 53 9/21/26 6,015,500 147,909
Total - Futures Long $222,869
Futures Short:
U.S. Treasury 10 Year Ultra Bonds 111 9/21/26 $ (12,484,031) $ (160,550)
U.S. Treasury 5 Year Notes 318 9/30/26 (34,040,906) (25,241)
U.S. Treasury Ultra Bonds 9 9/21/26 (1,045,406) (23,355)
Total - Futures Short $(209,146)
Total $13,723
Schedule of Centrally Cleared Credit Default Swaps - Buy Protection
Reference Asset
Maturity
Date
Notional
Amount
Premiums
Paid/
(Received)
Unrealized
Appreciation
(Depreciation) Value
CDX.NA.HY.46-V2, Fixed Rate of 5.00%, Paid
Quarterly 6/20/31 $ 10,000,000 $ (793,623) $ (20,146) $ (813,769)
CDX.NA.HY.46-V2, Fixed Rate of 5.00%, Paid
Quarterly 6/20/31 6,900,000 (536,578) (24,922) (561,500)
CDX.NA.HY.46-V2, Fixed Rate of 5.00%, Paid
Quarterly 6/20/31 9,100,000 (568,180) (172,350) (740,530)
CDX.NA.HY.46-V2, Fixed Rate of 5.00%, Paid
Quarterly 6/20/31 6,000,000 (472,351) (15,910) (488,261)
Total $(2,370,732) $(233,328) $(2,604,060)
Schedule of OTC Written Options
Counterparty/
Reference
Asset
Number of
Contracts
Exercise
Price
Expiration
Date
Notional
Amount
Premiums
Received
Unrealized
Appreciation/
(Depreciation)
Option
Written,
at Value
Written Call
Options:
Goldman Sachs Group, Inc. (The)
Arista
Networks, Inc. 7,400 180.00 USD 8/21/2026 $ 1,257,112 $ 65,490 $ (25,480) $ (90,970)
Total - Written Call Options $ 65,490 $ (25,480) $ (90,970)

Janus Henderson High-Yield Fund
Schedule of Investments
June 30, 2026
60 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
The following tables provide information about the effect of derivatives and hedging activities on the Fund's Statement of
Operations for the year ended June 30, 2026.
Please see the “Net realized and change in unrealized gain/(loss) on investments” sections of the Fund's Statement of
Operations.
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of June 30, 2026
Credit
Contracts
Interest Rate
Contracts
Currency
Contracts
Equity
Contracts Total
Asset Derivatives:
Forward foreign currency exchange contracts $ — $ — $ 94,144 $ – $ 94,144
*
Futures contracts — 226,381 — – 226,381
Total Asset Derivatives $ — $ 226,381 $ 94,144 $ – $ 320,525
Liability Derivatives:
Forward foreign currency exchange contracts — — 15,995 – 15,995
*
Futures contracts — 212,658 — – 212,658
*
Swaps - centrally cleared 233,328 — — – 233,328
Written Options, at Value — — — 90,970 90,970
Total Liability Derivatives $ 233,328 $ 212,658 $ 15,995 $ 90,970 $ 552,951
*
The fair value presented includes net cumulative unrealized appreciation (depreciation) on futures contracts and . In the Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).
The Effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the
Year Ended June 30, 2026
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative
Credit
Contracts
Interest Rate
Contracts
Currency
Contracts
Equity
Contracts Total
Forward foreign currency exchange contracts $ — $ — $ 52,671 $ — $ 52,671
Futures contracts — (1,134,308) — — (1,134,308)
Swap contracts 196,626 — — — 196,626
Written Options contracts — — — 39,654 39,654
Written Swaption contracts 1,663 — — — 1,663
Total $ 198,289 $ (1,134,308) $ 52,671 $ 39,654 $ (843,694)
Amount of Change in Unrealized Appreciation/(Depreciation) Recognized on Derivatives
Derivative
Credit
Contracts
Interest Rate
Contracts
Currency
Contracts
Equity
Contracts Total
Forward foreign currency exchange contracts $ — $ — $ 111,639 $ – $ 111,639
Futures contracts — 206,335 — – 206,335
Swap contracts (234,358) — — – (234,358)
Written Options contracts — — — (25,480) (25,480)
Total $ (234,358) $ 206,335 $ 111,639 $ (25,480) $ 58,136

Janus Henderson High-Yield Fund
Schedule of Investments
June 30, 2026
Janus Investment Fund 61
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Average Ending Monthly Value of Derivative Instruments During the Year Ended June 30, 2026
Futures contracts:
Average notional amount of contracts - long $86,305,211
Average notional amount of contracts - short 61,896,243
Forward foreign currency exchange contracts:
Average amounts purchased - in USD 2,872,884
Average amounts sold - in USD 5,546,314
Credit default swaps:
Average notional amount - buy protection 13,642,385
Options:
Average value of option contracts written 24,956
Offsetting of Financial Assets and Derivative Assets
Counterparty
Gross Amounts
of Recognized
Assets
Offsetting Asset
or Liability
(a)
Collateral
Pledged
(b)
Net Amount
BNP Paribas SA $ 94,144 $ (15,995) $ — $ 78,149
Total $ 94,144 $ (15,995) $ — $ 78,149
Offsetting of Financial Liabilities and Derivative Liabilities
Counterparty
Gross Amounts
of Recognized
Liabilities
Offsetting Asset
or Liability
(a)
Collateral
Pledged
(b)
Net Amount
BNP Paribas SA $ 15,995 $ (15,995) $ — $ —
Goldman Sachs Group, Inc. (The) 90,970 — — 90,970
Total $ 106,965 $ (15,995) $ — $ 90,970
Offsetting of Financial Assets and Derivative Assets
Counterparty
Gross Amounts of
Recognized Assets
Offsetting Asset
or Liability
(a)
Collateral Pledged
(b)
Net Amount
JPMorgan Chase Bank NA $ 23,923,402 $ — $ (23,923,402) $ —
(a) Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.
(b) Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Janus Henderson High-Yield Fund
Notes to Schedule of Investments and Other Information
June 30, 2026
62 June 30, 2026
CME Chicago Mercantile Exchange
EUR Euro
EURIBOR Euro Interbank Offered Rate
LLC Limited Liability Company
LP Limited Partnership
SOFR Secured Overnight Financing Rate
SOFRINDX Secured Overnight Financing Rate Compounded Index
* Non-income producing security.
¢ Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the year ended June 30, 2026 is
$5,177,528, which represents 0.8% of net assets.
# Loaned security; a portion of the security is on loan at June 30, 2026. As of June 30, 2026, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $23,923,402. Gross amounts of recognized liabilities for securities lending (collateral received) is $25,111,757, resulting in the net amount due the counterparty of $1,188,355.
.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
∞ Rate shown is the 7-day yield as of June 30, 2026.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
Ø Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
¤ Zero coupon bond.
μ Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
ƒ All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date. See Notes to Financial Statements.
ž Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the year ended
June 30, 2026 is $528,322,213 which represents 82.7% of net assets.
‡ Variable or floating rate security. Rate shown is the current rate as of June 30, 2026. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.
¥ Security purchased in an offshore transaction exempt from registration under Regulation S of the Securities Act of 1933.

Janus Henderson High-Yield Fund
Notes to Schedule of Investments and Other Information
June 30, 2026
Janus Investment Fund 63
The following is a summary of the inputs that were used to value the Fund 's investments in securities and other financial instruments as of June 30, 2026 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Bank Loans $ — $ 46,765,413 $ — $ 46,765,413
Convertible Bonds — 7,184,185 — 7,184,185
Corporate Bonds — 547,465,671 2,900,000 550,365,671
Foreign Government Bonds — 2,655,432 — 2,655,432
Common Stocks
Biotechnology 3,705,819 372,122 — 4,077,941
Electronic Equipment, Instruments &
Components — 627,080 — 627,080
Textiles, Apparel & Luxury Goods — — 2,277,528 2,277,528
All Other 10,332,905 — — 10,332,905
Investment Companies — 32,933,818 — 32,933,818
Investments Purchased with Cash
Collateral from Securities Lending — 25,111,757 — 25,111,757
Convertible Preferred Stocks 2,175,585 — — 2,175,585
Total Investments in Securities $ 16,214,309 $ 663,115,478 $ 5,177,528 $ 684,507,315
Other Financial Instruments
(a)
:
Forward Foreign Currency Exchange
Contracts $ — $ 94,144 $ — $ 94,144
Futures Contracts 226,381 — — 226,381
Total Other Financial Instruments $ 226,381 $ 94,144 $ — $ 320,525
Total Assets $ 16,440,690 $ 663,209,622 $ 5,177,528 $ 684,827,840
Liabilities
Other Financial Instruments
(a)
:
Centrally Cleared Swaps $ — $ 233,328 $ — $ 233,328
Forward Foreign Currency Exchange
Contracts — 15,995 — 15,995
Futures Contracts 212,658 — — 212,658
Options Written, at Value — 90,970 — 90,970
Total Other Financial Instruments $ 212,658 $ 340,293 $ — $ 552,951
Total Liabilities $ 212,658 $ 340,293 $ — $ 552,951
(a) Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

Janus Henderson International Dividend Fund
Schedule of Investments
June 30, 2026
64 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - 92 .3%
Aerospace & Defense - 3 .6%
Airbus SE 23,767 $ 5,290,451
BAE Systems plc 245,004 5,994,936
11,285,387
Banks - 14 .4%
Banco Bilbao Vizcaya Argentaria SA 259,638 6,513,860
Banco de Sabadell SA 769,353 2,733,120
NatWest Group plc 1,124,464 9,912,869
Nordea Bank Abp 389,349 7,395,211
Piraeus Bank SA
*
427,446 4,454,129
Resona Holdings, Inc. 650,000 8,478,668
United Overseas Bank Ltd. 180,100 5,554,263
45,042,120
Beverages - 4 .2%
Carlsberg A/S - Class B 44,313 5,815,289
Coca-Cola Europacific Partners plc 75,070 7,512,255
13,327,544
Building Products - 1 .5%
Cie de Saint-Gobain SA 53,248 4,821,232
Capital Markets - 1 .0%
ICG plc 140,461 3,149,472
Electric Utilities - 3 .9%
Enel SpA 521,526 5,992,617
Iberdrola SA 252,138 6,293,487
12,286,104
Electrical Equipment - 2 .6%
Schneider Electric SE 24,808 8,139,812
Electronic Equipment, Instruments & Components - 3 .1%
Murata Manufacturing Co. Ltd. 136,600 9,845,879
Food Products - 1 .9%
Nestle SA (Registered) 57,592 5,915,822
Ground Transportation - 1 .6%
Full Truck Alliance Co. Ltd. (ADR) 617,325 5,012,679
Household Durables - 2 .1%
Sony Group Corp. 328,700 6,591,908
Industrial Conglomerates - 2 .5%
Siemens AG (Registered) 24,056 7,730,599
Insurance - 9 .7%
AIA Group Ltd. 603,400 5,534,530
AXA SA 121,998 6,114,677
Daiichi Life Group, Inc. 810,300 8,882,079
Tokio Marine Holdings, Inc. 58,400 2,586,228
Zurich Insurance Group AG 9,937 7,340,782
30,458,296
Interactive Media & Services - 1 .4%
Tencent Holdings Ltd. 82,000 4,519,100
Machinery - 4 .3%
Daimler Truck Holding AG 129,230 6,232,812
Komatsu Ltd. 188,300 7,370,857
13,603,669
Media - 1 .8%
Publicis Groupe SA 57,492 5,682,886
Metals & Mining - 1 .9%
Rio Tinto plc 62,406 5,903,638

Janus Henderson International Dividend Fund
Schedule of Investments
June 30, 2026
Janus Investment Fund 65
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Oil, Gas & Consumable Fuels - 1 .5%
Var Energi ASA 1,107,648 $ 4,576,353
Pharmaceuticals - 5 .6%
AstraZeneca plc 36,136 6,761,541
Roche Holding AG 19,809 8,155,850
Sanofi SA 29,752 2,542,606
17,459,997
Semiconductors & Semiconductor Equipment - 11 .8%
MediaTek, Inc. 47,000 6,417,968
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR) 29,378 14,030,052
Tokyo Electron Ltd. 34,500 16,685,516
37,133,536
Software - 1 .7%
SAP SE 33,792 5,175,451
Technology Hardware, Storage & Peripherals - 2 .3%
Quanta Computer, Inc.
*
625,000 7,262,328
Textiles, Apparel & Luxury Goods - 4 .8%
Cie Financiere Richemont SA (Registered) 33,888 7,865,500
LVMH Moet Hennessy Louis Vuitton SE 12,928 7,159,749
15,025,249
Tobacco - 1 .9%
British American Tobacco plc 94,221 5,812,470
Wireless Telecommunication Services - 1 .2%
KDDI Corp. 226,500 3,821,162
Total Common Stocks (cost $223,870,846) 289,582,693
Preferred Stock - 2 .5%
Technology Hardware, Storage & Peripherals - 2 .5%
Samsung Electronics Co. Ltd. (cost $2,204,505) 55,507 7,774,091
Investment Companies - 4 .6%
Money Market Funds - 4 .6%
Janus Henderson Cash Liquidity Fund LLC, 3.6430%
£,∞
(cost $14,534,436) 14,534,436 14,534,436
Total Investments (total cost $ 240,609,787 ) - 99 .4% 311,891,220
Cash, Receivables and Other Assets, net of Liabilities - 0.6% 1,857,647
Net Assets - 100.0% $313,748,867

Janus Henderson International Dividend Fund
Schedule of Investments
June 30, 2026
66 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Summary of Investments by Country - (Long Positions)
Country Value
% of
Investment
Securities
Japan $ 64,262,297 20 .5%
United Kingdom 45,047,180 14 .4
France 34,460,962 11 .0
Switzerland 29,277,954 9 .4
Taiwan 27,710,348 8 .9
Germany 19,138,862 6 .1
Spain 15,540,467 5 .0
Luxembourg 14,534,436 4 .7
China 9,531,779 3 .1
South Korea 7,774,091 2 .5
Finland 7,395,211 2 .4
Italy 5,992,618 1 .9
Denmark 5,815,289 1 .9
Singapore 5,554,263 1 .8
Hong Kong 5,534,530 1 .8
Netherlands 5,290,451 1 .7
Norway 4,576,353 1 .5
Greece 4,454,129 1 .4
Total $311,891,220 100 .0%
Schedule of Affiliated Investments - (% of Net Assets)
Affiliate
Affiliated
Investments,
at Value at
6/30/25 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
6/30/26
............. Shares
Held at
6/30/26
Dividend
Income
Investment Companies - 4 .6%
Money Market Funds - 4.6%
Janus Henderson Cash Liquidity Fund LLC, 3.6430%
∞
$ 8,911,327 $ 147,508,534 $ (141,884,946) $ (479) $ – $ 14,534,436 14,534,436 $ 289,353

Janus Henderson International Dividend Fund
Notes to Schedule of Investments and Other Information
June 30, 2026
Janus Investment Fund 67
ADR American Depositary Receipt
LLC Limited Liability Company
plc Public Limited Company
* Non-income producing security.
.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
∞ Rate shown is the 7-day yield as of June 30, 2026.

Janus Henderson International Dividend Fund
Notes to Schedule of Investments and Other Information
June 30, 2026
68 June 30, 2026
The following is a summary of the inputs that were used to value the Fund 's investments in securities and other financial instruments as of June 30, 2026 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Common Stocks
Aerospace & Defense $ — $ 11,285,387 $ — $ 11,285,387
Banks — 45,042,120 — 45,042,120
Beverages 7,512,255 5,815,289 — 13,327,544
Building Products — 4,821,232 — 4,821,232
Capital Markets — 3,149,472 — 3,149,472
Electric Utilities — 12,286,105 — 12,286,105
Electrical Equipment — 8,139,812 — 8,139,812
Electronic Equipment, Instruments &
Components — 9,845,879 — 9,845,879
Food Products — 5,915,822 — 5,915,822
Household Durables — 6,591,908 — 6,591,908
Industrial Conglomerates — 7,730,599 — 7,730,599
Insurance — 30,458,296 — 30,458,296
Interactive Media & Services — 4,519,100 — 4,519,100
Machinery — 13,603,669 — 13,603,669
Media — 5,682,886 — 5,682,886
Metals & Mining — 5,903,638 — 5,903,638
Oil, Gas & Consumable Fuels — 4,576,353 — 4,576,353
Pharmaceuticals — 17,459,997 — 17,459,997
Semiconductors & Semiconductor
Equipment 14,030,052 23,103,484 — 37,133,536
Software — 5,175,451 — 5,175,451
Technology Hardware, Storage &
Peripherals — 7,262,328 — 7,262,328
Textiles, Apparel & Luxury Goods — 15,025,249 — 15,025,249
Tobacco — 5,812,469 — 5,812,469
Wireless Telecommunication Services — 3,821,162 — 3,821,162
All Other 5,012,679 — — 5,012,679
Preferred Stocks
Technology Hardware, Storage &
Peripherals — 7,774,091 — 7,774,091
Investment Companies — 14,534,436 — 14,534,436
Total Assets $ 26,554,986 $ 285,336,234 $ — $ 311,891,220

Janus Henderson Low Duration Multi-Sector Income Fund
Schedule of Investments
June 30, 2026
Janus Investment Fund 69
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Asset-Backed Securities - 10 .4%
Ally Bank Auto Credit-Linked Notes 2024-A B, 5.8270%, 5/17/32
ž
$ 89,048 $ 89,936
Ally Bank Auto Credit-Linked Notes 2024-B C, 5.2150%, 9/15/32
ž
110,519 110,939
Bayview Opportunity Master Fund VII LLC 2024-CAR1 C, CME Term Average
SOFR 30 Day + 1.5000%, 5.1278%, 12/26/31
‡,ž
161,233 161,662
Compass Datacenters Issuer II LLC 2025-1A A1, 5.3160%, 5/25/50
ž
250,000 249,304
Credabl ABS Trust 2024-1 A, 30 Day Australian Bank Bill Rate + 1.4500%,
5.7563%, 5/11/45
‡
AUD 241,578 167,622
Credabl ABS Trust 2024-1 C, 30 Day Australian Bank Bill Rate + 2.2000%,
6.5063%, 5/11/45
‡
AUD 415,861 288,627
DB Master Finance LLC 2021-1A A2II, 2.4930%, 11/20/51
ž
$ 47,750 45,028
FNA 9 LLC 2026-1 A, 5.5090%, 4/16/46
‡,ž
93,059 92,961
Huntington Bank Auto Credit-Linked Notes 2024-1 B1, 6.1530%, 5/20/32
ž
79,884 80,512
Huntington Bank Auto Credit-Linked Notes 2024-2 C, CME Term Average SOFR
30 Day + 2.6000%, 6.2087%, 10/20/32
‡,ž
257,228 258,290
Huntington Bank Auto Credit-Linked Notes 2025-1 C, CME Term Average SOFR
30 Day + 2.2500%, 5.8587%, 3/21/33
‡,ž
143,924 143,951
Liberty Auto Trust 2024-1A A, 30 Day Australian Bank Bill Rate + 1.2000%,
5.5050%, 5/25/32
‡
AUD 167,346 116,186
Libra Solutions LLC 2025-1A A, 6.3550%, 8/15/39
ž
$ 750,000 740,555
Luxury Lease Partners Auto Lease Trust 2025-A A, 5.5100%, 3/15/32
ž
181,512 180,942
Metro Finance Trust 2024-1 A, 30 Day Australian Bank Bill Rate + 1.2500%,
5.5525%, 9/17/30
¥,‡
AUD 241,598 167,800
NOW Trust 2024-1 A, 30 Day Australian Bank Bill Rate + 1.4000%, 5.7000%,
6/14/32
‡
AUD 156,132 108,487
NOW Trust 2025-1 A, 30 Day Australian Bank Bill Rate + 1.1500%, 5.4500%,
2/14/34
‡
AUD 279,111 193,371
Plenti PL-Green ABS Trust 2025-1 D, 30 Day Australian Bank Bill Rate + 1.8000%,
6.1063%, 11/11/36
¥,‡
AUD 424,732 294,712
QTS Issuer ABS II LLC 2025-1A A2, 5.0440%, 10/5/55
ž
$ 263,000 256,940
QTS Issuer ABS II LLC 2026-1A B, 6.7290%, 1/5/56
ž
133,365 133,478
RCKT Trust 2025-1A D, 5.4200%, 7/25/34
ž
250,000 246,901
Research-Driven Pagaya Motor Asset Trust 2026-2A A4, 5.6200%, 2/26/35
ž
86,000 85,688
SEB Funding LLC 2026-1A A2, 6.6650%, 1/30/56
ž
106,000 104,769
Subway Funding LLC 2024-1A A2I, 6.0280%, 7/30/54
ž
265,950 266,994
Subway Funding LLC 2024-3A A2I, 5.2460%, 7/30/54
ž
225,565 220,151
Switch ABS Issuer LLC 2026-1A A21, 5.6090%, 3/27/56
ž
100,000 100,388
Taco Bell Funding LLC 2018-1A A2II, 4.9400%, 11/25/48
ž
793,039 790,472
Taco Bell Funding LLC 2021-1A A2II, 2.2940%, 8/25/51
ž
67,793 63,181
Tesla Sustainable Energy Business Trust 2026-1A B, 5.7300%, 5/20/52
ž
500,000 500,873
Trackside Rail LLC 2026-1A B, 5.0700%, 3/20/56
ž
300,000 292,370
Trafigura Securitisation Finance plc 2026-1A A, 5.1200%, 12/15/29
ž
400,000 399,143
Truist Bank Auto Credit-Linked Notes 2026-1 C, 7.1960%, 6/26/34
ž
450,000 450,297
Vertical Bridge CC LLC 2025-1A B, 5.6020%, 8/16/55
ž
250,000 247,919
Westgate Resorts LLC 2026-1A C, 6.0800%, 10/20/39
ž
232,390 231,690
Wingspire Equipment Finance LLC 2024-1A D, 6.3100%, 9/20/32
ž
400,000 404,479
Total Asset-Backed Securities (cost $8,231,135) 8,286,618
Bank Loans - 4 .1%
Consumer Discretionary - 0 .7%
ADI Global Distribution Funding LLC, First Lien Term Loan B, CME Term SOFR 12
Month + 2.7500%, 6.4567%, 6/17/33
‡,ƒ
43,320 43,374
Gloves Buyer, Inc., First Lien Term Loan, CME Term SOFR 1 Month + 4.0000%,
7.6439%, 5/21/32
‡,ƒ
129,674 130,026
Inspired Finco Holdings Ltd., First Lien Term Loan B7, CME Term SOFR 3 Month +
2.7500%, 6.4134%, 2/28/31
‡,ƒ
120,192 120,192

Janus Henderson Low Duration Multi-Sector Income Fund
Schedule of Investments
June 30, 2026
70 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Bank Loans - (continued)
Consumer Discretionary - (continued)
Pioneer OpCo LLC, First Lien Term Loan B, CME Term SOFR 1 Month + 3.2500%,
6.8790%, 5/16/33
‡,ƒ
$ 37,590 $ 37,704
Verde Purchaser LLC, First Lien Term Loan, CME Term SOFR 3 Month +
4.0000%, 7.7322%, 11/30/30
‡,ƒ
77 73
White Cap Supply Holdings LLC, First Lien Term Loan D, CME Term SOFR 1
Month + 3.5000%, 7.1439%, 2/10/33
‡,ƒ
258,237 257,025
588,394
Consumer Staples - 0.0%
Saratoga Food Specialties LLC, First Lien Term Loan, CME Term SOFR 3 Month +
3.2500%, 6.9137%, 9/13/32
‡,ƒ
26,000 26,011
Financials - 0 .6%
Asurion LLC, First Lien Term Loan B13, CME Term SOFR 3 Month + 4.2500%,
7.9134%, 9/19/30
‡,ƒ
410,000 405,133
Citadel Securities Global Holdings LLC, First Lien Term Loan, CME Term SOFR 3
Month + 2.0000%, 5.6996%, 10/31/31
‡,ƒ
92,784 92,559
497,692
Health Care - 0 .6%
Grifols International Services USA, Inc., First Lien Term Loan B, CME Term SOFR 6
Month + 2.5000%, 6.1869%, 4/14/33
‡,ƒ
74,000 74,148
Heartland Dental LLC, First Lien Term Loan, CME Term SOFR 1 Month +
3.5000%, 7.1439%, 8/25/32
‡,ƒ
120,000 120,023
LSF12 Pillar Investments Sarl, First Lien Term Loan B, EURIBOR 12 Month +
3.7500%, 6.6100%, 4/29/33
‡,ƒ
EUR 200,000 228,702
McKesson Medical-Surgical Top Holdings, Inc., First Lien Term Loan B, CME Term
SOFR 3 Month + 2.2500%, 5.9822%, 6/9/32
‡,ƒ
$ 60,412 60,362
483,235
Industrials - 1 .5%
American Airlines, Inc., First Lien Term Loan, CME Term SOFR 3 Month +
3.0000%, 6.6658%, 5/30/33
‡,ƒ
219,000 216,081
Azuria Water Solutions, Inc., Delayed Draw First Lien Term Loan, CME Term SOFR
1 Month + 2.7500%, 6.4161%, 4/25/33
‡,ƒ
3,059 3,048
Azuria Water Solutions, Inc., First Lien Term Loan, CME Term SOFR 1 Month +
2.7500%, 6.3939%, 4/25/33
‡,ƒ
114,706 114,309
Boluda Towage Luxembourg SARL, First Lien Term Loan B, CME Term SOFR 12
Month + 2.5000%, 6.2411%, 5/27/33
‡,ƒ
65,000 65,041
Chariot Buyer LLC, First Lien Term Loan, CME Term SOFR 1 Month + 3.0000%,
6.6439%, 9/8/32
‡,ƒ
30,483 30,476
Salas O'Brien, Inc., Delayed Draw First Lien Term Loan, CME Term SOFR 1 Month
+ 2.7500%, 6.4243%, 1/31/33
‡,ƒ
4,453 4,453
Salas O'Brien, Inc., First Lien Term Loan, CME Term SOFR 1 Month + 2.7500%,
6.3939%, 1/31/33
‡,ƒ
92,034 92,034
Saphira Holdings SARL, First Lien Term Loan B, EURIBOR 12 Month + 3.0000%,
5.7980%, 6/6/33
‡,ƒ
EUR 500,000 573,018
Skyshield US Bidco Ltd., First Lien Term Loan B, CME Term SOFR 12 Month +
2.5000%, 6.2067%, 6/2/33
‡,ƒ
$ 25,000 24,969
TAMKO Building Products LLC, First Lien Term Loan, CME Term SOFR 12 Month
+ 3.0000%, 6.8417%, 9/20/30
‡,ƒ
24,560 24,529
1,147,958
Information Technology - 0 .1%
Darktrace Finco US LLC, First Lien Term Loan, CME Term SOFR 3 Month +
3.2500%, 6.9271%, 10/9/31
‡,ƒ
47,746 43,425
Materials - 0 .6%
Bond US Bidco 1, Inc., First Lien Term Loan B, CME Term SOFR 12 Month +
3.5000%, 7.3109%, 5/6/33
‡,ƒ
41,841 41,956

Janus Henderson Low Duration Multi-Sector Income Fund
Schedule of Investments
June 30, 2026
Janus Investment Fund 71
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Bank Loans - (continued)
Materials - (continued)
ProAmpac PG Borrower LLC, First Lien Term Loan, CME Term SOFR 3 Month +
4.0000%, 7.6641%, 3/7/33
‡,ƒ
$ 130,000 $ 127,610
Sword Purchaser LLC, First Lien Term Loan, CME Term SOFR 1 Month +
4.0000%, 7.6526%, 4/11/33
‡,ƒ
332,000 323,338
492,904
Total Bank Loans (cost $3,292,469) 3,279,619
Collateralized Loan Obligations - 9 .5%
AB BSL CLO 7 Ltd. 2025-7A A1, CME Term SOFR 3 Month + 1.2300%, 4.9023%,
1/15/39
‡,ž
250,000 250,147
Allegany Park CLO Ltd. 2019-1A ARR, CME Term SOFR 3 Month + 1.1000%,
4.7752%, 1/20/35
‡,ž
484,000 484,111
Bain Capital Euro CLO DAC 2024-2A DR, EURIBOR 3 Month + 3.1000%,
5.3290%, 1/15/37
‡,ž
EUR 250,000 286,833
Canyon Capital CLO Ltd. 2019-2A BR2, CME Term SOFR 3 Month + 1.5000%,
5.1731%, 10/15/34
‡,ž
$ 500,000 498,787
Capital Four CLO XII DAC 12A C, EURIBOR 3 Month + 2.0500%, 4.5130%,
7/15/39
‡,ž
EUR 250,000 287,339
Capital Four CLO XII DAC 12A D, EURIBOR 3 Month + 3.0000%, 5.4630%,
7/15/39
‡,ž
EUR 250,000 285,418
Clover CLO LLC 2018-1A A1R3, CME Term SOFR 3 Month + 1.3100%, 4.9700%,
4/20/37
‡,ž
$ 500,000 500,761
Fair Oaks Loan Funding VII DAC 7A B, EURIBOR 3 Month + 1.8000%, 4.0910%,
7/15/39
‡,ž
EUR 440,000 503,240
Fair Oaks Loan Funding VII DAC 7A D, EURIBOR 3 Month + 3.0500%, 5.3410%,
7/15/39
‡,ž
EUR 440,000 504,598
Grosvenor Place CLO 11 DAC 11A C, EURIBOR 3 Month + 2.1500%, 4.9040%,
8/15/39
‡,ž
EUR 250,000 287,103
Grosvenor Place CLO 11 DAC 11A D, EURIBOR 3 Month + 3.0000%, 5.7540%,
8/15/39
‡,ž
EUR 250,000 286,618
Madison Park Funding XLV Ltd. 2020-45A BRR, CME Term SOFR 3 Month +
1.6500%, 5.3231%, 7/15/34
‡,ž
$ 250,000 250,125
Neuberger Berman Loan Advisers CLO 44 Ltd. 2021-44A BR, CME Term SOFR 3
Month + 1.5000%, 5.1795%, 10/16/35
‡,ž
500,000 499,185
North Westerly V Leveraged Loan Strategies CLO DAC V-A CRR, EURIBOR 3
Month + 2.5000%, 4.6050%, 7/20/39
‡,ž
EUR 250,000 288,601
North Westerly V Leveraged Loan Strategies CLO DAC V-A DRR, EURIBOR 3
Month + 3.5500%, 5.6550%, 7/20/39
‡,ž
EUR 250,000 286,838
OCP Euro CLO DAC 2026-16A C, EURIBOR 3 Month + 2.0000%, 0.0000%,
7/20/40
†,‡,ž
EUR 250,000 286,218
OCP Euro CLO DAC 2026-16A D, EURIBOR 3 Month + 2.9000%, 0.0000%,
7/20/40
†,‡,ž
EUR 250,000 286,075
Post CLO Ltd. 2023-1A A1R, CME Term SOFR 3 Month + 1.3000%, 4.9752%,
10/20/38
‡,ž
$ 250,000 250,325
Regatta 35 Funding Ltd. 2025-5A A1, CME Term SOFR 3 Month + 1.2900%,
4.9631%, 10/15/38
‡,ž
250,000 250,434
Regatta VIII Funding Ltd. 2017-1A A1R2, CME Term SOFR 3 Month + 1.2800%,
4.9345%, 4/17/37
‡,ž
500,000 500,837
Sixth Street CLO XI Ltd. 2018-11A AR2, CME Term SOFR 3 Month + 1.2200%,
4.8741%, 4/25/37
‡,ž
500,000 500,049
Total Collateralized Loan Obligations (cost $7,636,447) 7,573,642
Corporate Bonds - 39 .1%
Communication Services - 0 .8%
Black Pearl Compute LLC, 6.1250%, 2/15/31
ž
181,000 183,320

Janus Henderson Low Duration Multi-Sector Income Fund
Schedule of Investments
June 30, 2026
72 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Communication Services - (continued)
Level 3 Financing, Inc., 3.7500%, 7/15/29
ž
$ 19,000 $ 18,335
Live Nation Entertainment, Inc., 6.5000%, 5/15/27
ž
188,000 187,977
SE Cosmos LLC, 8.8750%, 5/1/31
ž
270,000 277,579
667,211
Consumer Discretionary - 4 .3%
Beazer Homes USA, Inc., 8.0000%, 1/15/32
ž
49,000 49,132
Carnival Corp. Ltd., 5.1250%, 5/1/29
ž
386,000 385,403
Carvana Co., 9.0000%, 6/1/31
Ø,ž
355,000 391,780
Century Communities, Inc., 3.8750%, 8/15/29
ž
170,000 162,459
KB Home, 6.8750%, 6/15/27 123,000 123,887
Kohl's Corp., 10.0000%, 6/1/30
ž
350,000 378,556
Las Vegas Sands Corp., 5.3000%, 5/15/31 44,000 43,832
LGI Homes, Inc., 8.7500%, 12/15/28
ž
115,000 118,837
LGI Homes, Inc., 4.0000%, 7/15/29
ž
340,000 316,815
Michaels Cos., Inc. (The), 8.5000%, 3/15/33
ž
120,000 118,859
Mohegan Tribal Gaming Authority, 8.2500%, 4/15/30
ž
250,000 260,400
Mohegan Tribal Gaming Authority, 11.8750%, 4/15/31
ž
120,000 130,008
Park River Holdings, Inc., 8.0000%, 3/15/31
ž
133,000 134,161
Penn Entertainment, Inc., 6.7500%, 4/1/31
ž
197,000 198,025
Risewell Homes, Inc., 9.2500%, 10/1/29
ž
220,000 227,552
Six Flags Entertainment Corp., 8.6250%, 1/15/32
ž
170,000 175,045
Taylor Morrison Communities, Inc., 5.7500%, 1/15/28
ž
126,000 127,378
Victra Holdings LLC, 8.7500%, 9/15/29
ž
120,000 123,777
3,465,906
Consumer Staples - 0 .1%
Viking Baked Goods Acquisition Corp., 8.6250%, 11/1/31
ž
101,000 102,091
Energy - 3 .6%
Caturus Energy LLC, 7.1250%, 5/15/31
ž
72,000 71,235
Cheniere Energy, Inc., 4.6250%, 10/15/28 375,000 374,101
Columbia Pipelines Holding Co. LLC, 6.0550%, 8/15/26
ž
125,000 125,074
DT Midstream, Inc., 4.1250%, 6/15/29
ž
130,000 127,402
Hess Midstream Operations LP, 5.8750%, 3/1/28
ž
744,000 749,256
Hess Midstream Operations LP, 5.1250%, 6/15/28
ž
383,000 381,934
Hess Midstream Operations LP, 6.5000%, 6/1/29
ž
89,000 90,819
ITT Holdings LLC, 6.5000%, 8/1/29
ž
600,000 592,968
SM Energy Co., 9.6250%, 6/15/33
ž
118,000 129,380
Sunoco LP, U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year +
4.2300%, 7.8750%, 9/18/30
‡,ž,μ
192,000 199,668
2,841,837
Financials - 19 .6%
Ares Capital Corp., 7.0000%, 1/15/27 29,000 29,294
Athene Global Funding, 2.5000%, 3/24/28
ž
252,000 241,494
Athene Global Funding, 5.1330%, 6/1/29
ž
896,000 897,704
Athora Holding Ltd., 6.6250%, 6/16/28
¥
EUR 100,000 119,423
Atlas Warehouse Lending Co. LP, 6.0500%, 1/15/28
ž
$ 850,000 860,925
Atlas Warehouse Lending Co. LP, 4.6250%, 11/15/28
ž
270,000 266,367
Atlas Warehouse Lending Co. LP, 6.2500%, 1/15/30
ž
250,000 257,519
Australia & New Zealand Banking Group Ltd., 90 Day Australian Bank Bill Rate +
1.5200%, 5.5450%, 1/15/35
‡
AUD 1,500,000 1,038,231
Avanti Finance Ltd., 90 Day Australian Bank Bill Rate + 4.8500%,
9.3166%, 9/14/28
‡
AUD 400,000 281,363
Blackstone Private Credit Fund, 3.2500%, 3/15/27 $ 129,000 127,393
Blackstone Secured Lending Fund, 2.1250%, 2/15/27 270,000 264,851

Janus Henderson Low Duration Multi-Sector Income Fund
Schedule of Investments
June 30, 2026
Janus Investment Fund 73
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financials - (continued)
Blue Owl Capital Corp., 3.4000%, 7/15/26 $ 177,000 $ 176,874
Blue Owl Capital Corp., 3.1250%, 4/13/27 263,000 258,677
Blue Owl Credit Income Corp., 3.1250%, 9/23/26 123,000 122,436
Blue Owl Credit Income Corp., 4.7000%, 2/8/27 146,000 145,273
Blue Owl Credit Income Corp., 7.7500%, 9/16/27 600,000 612,948
Blue Owl Technology Finance Corp., 6.5000%, 10/15/29 450,000 445,816
Bread Financial Holdings, Inc., 6.7500%, 5/15/31
ž
175,000 178,966
Citadel Securities Global Holdings LLC, 5.5000%, 6/18/30
ž
780,000 789,965
Corebridge Global Funding, 4.8000%, 5/29/29
ž
209,000 208,644
F&G Global Funding, 4.6500%, 9/8/28
ž
93,000 91,908
First-Citizens Bank & Trust Co., SOFR + 1.1460%, 5.0970%, 7/13/29
‡
400,000 400,552
Ford Motor Credit Co. LLC, 5.8000%, 3/5/27 375,000 376,937
Ford Motor Credit Co. LLC, 7.3500%, 11/4/27 500,000 513,750
Ford Motor Credit Co. LLC, 5.9180%, 3/20/28 450,000 455,525
General Motors Financial Co., Inc., 5.1500%, 8/15/26
¥
GBP 110,000 146,051
GGAM Finance Ltd., 8.0000%, 6/15/28
ž
$ 260,000 269,012
GGAM Finance Ltd., 5.8750%, 3/15/30
ž
16,000 16,017
Golub Capital BDC, Inc., 2.0500%, 2/15/27 265,000 259,205
Jane Street Group, 4.5000%, 11/15/29
ž
361,000 351,863
Jane Street Group, 7.1250%, 4/30/31
ž
85,000 87,886
Liberty Financial Pty. Ltd., 90 Day Australian Bank Bill Rate + 3.8000%,
8.2733%, 3/16/28
¥,‡
AUD 800,000 575,612
Lloyds Banking Group plc, 90 Day Australian Bank Bill Rate + 1.6800%,
6.1637%, 3/6/30
¥,‡
AUD 130,000 91,447
LPL Holdings, Inc., 4.9000%, 4/3/28 $ 45,000 45,025
Macquarie Airfinance Holdings Ltd., 5.2000%, 3/27/28
ž
250,000 250,735
Macquarie Bank Ltd., 90 Day Australian Bank Bill Rate + 1.9500%,
6.4128%, 3/1/34
‡
AUD 290,000 204,707
Marex Group plc, 5.8290%, 5/8/28 $ 258,000 259,786
Marex Group plc, 5.6800%, 4/21/31 273,000 273,106
Newcastle Greater Mutual Group Ltd., 90 Day Australian Bank Bill Rate + 1.2500%,
5.5920%, 1/21/30
¥,‡
AUD 240,000 167,102
OneMain Finance Corp., 7.8750%, 3/15/30 $ 150,000 156,154
OneMain Finance Corp., 7.1250%, 11/15/31 121,000 123,092
PennyMac Financial Services, Inc., 7.8750%, 12/15/29
ž
250,000 259,980
Rocket Cos., Inc., 6.1250%, 8/1/30
ž
242,000 246,156
Starwood Property Trust, Inc., 5.8750%, 8/15/29
ž
159,000 159,475
Stellantis Financial Services US Corp., 4.9500%, 9/15/28
ž
544,000 539,941
Stellantis Financial Services US Corp., 5.4000%, 6/15/29
ž
358,000 356,734
Stonebriar ABF Issuer LLC, 7.0000%, 8/15/31
ž
110,000 109,984
Suncorp Group Ltd., 90 Day Australian Bank Bill Rate + 2.6500%,
7.1128%, 12/1/38
‡
AUD 500,000 357,493
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.5200%,
5.3510%, 2/12/35
¥,‡
AUD 500,000 343,833
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.8800%,
6.1973%, 4/3/34
‡
AUD 1,200,000 848,758
15,661,989
Health Care - 3 .2%
Harrow, Inc., 8.6250%, 9/15/30
ž
$ 275,000 279,126
LifePoint Health, Inc., 10.0000%, 6/1/32
ž
169,000 168,715
Medline Borrower LP, 5.2500%, 10/1/29
ž
400,000 397,556
Medline Borrower LP, 5.0000%, 6/15/31
ž
400,000 398,077
Teva Pharmaceutical Finance Netherlands III BV, 6.7500%, 3/1/28 490,000 501,439

Janus Henderson Low Duration Multi-Sector Income Fund
Schedule of Investments
June 30, 2026
74 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Health Care - (continued)
Universal Health Services, Inc., 1.6500%, 9/1/26 $ 825,000 $ 821,612
2,566,525
Industrials - 3 .4%
American Airlines, Inc., 5.7500%, 4/20/29
ž
250,000 250,485
CNH Industrial Capital Australia Pty. Ltd., 5.4000%, 5/17/27
¥
AUD 800,000 553,784
CNH Industrial Capital Australia Pty. Ltd., 4.7000%, 6/20/28 AUD 400,000 272,460
Delta Air Lines, Inc., 4.7500%, 10/20/28
ž
$ 270,000 269,767
Element Fleet Management Corp., 4.8000%, 5/29/29
ž
225,000 224,446
EquipmentShare.com, Inc., 7.1250%, 7/1/34
ž
201,000 197,490
Esab Corp., 6.2500%, 4/15/29
ž
500,000 507,311
Esab Corp., 5.6250%, 4/1/31
ž
83,000 83,090
Mobility Global, Inc., 5.0500%, 6/15/29
ž
47,000 47,081
Mobility Global, Inc., 5.4500%, 6/15/31
ž
56,000 56,605
United Airlines, Inc., 4.6250%, 4/15/29
ž
100,000 98,614
Veritiv Operating Co., 10.5000%, 11/30/30
ž
149,000 152,387
2,713,520
Information Technology - 2 .3%
AP Core Holdings II LLC, 11.0000%, 5/15/31
ž
135,000 141,290
Booz Allen Hamilton, Inc., 3.8750%, 9/1/28
ž
526,000 513,216
Ciena Corp., 4.0000%, 1/31/30
ž
260,000 248,161
CoreWeave, Inc., 9.7500%, 10/1/31
ž
195,000 194,570
CoreWeave, Inc., 8.5000%, 7/15/32
ž
EUR 140,000 157,464
Oracle Corp., 4.8000%, 8/3/28 $ 325,000 324,327
Seagate Data Storage Technology Pte. Ltd., 9.6250%, 12/1/32
ž
230,000 253,605
1,832,633
Materials - 1 .0%
Compass Minerals International, Inc., 8.0000%, 7/1/30
ž
120,000 126,552
FMC Corp., 8.0000%, 6/1/31
ž
254,000 264,361
Maxam Prill Sarl, 7.7500%, 7/15/30
ž
200,000 206,049
SCIH Salt Holdings, Inc., 6.6250%, 5/1/29
ž
202,000 200,246
797,208
Real Estate - 0 .5%
GLP Capital LP, 5.3000%, 1/15/29 150,000 150,703
Millrose Properties, Inc., 6.3750%, 8/1/30
ž
233,000 236,157
386,860
Utilities - 0 .3%
NRG Energy, Inc., 2.4500%, 12/2/27
ž
203,000 196,302
Total Corporate Bonds (cost 30,781,503) 31,232,082
Commercial Mortgage-Backed Securities - 10 .6%
1301 Trust , 6.4301% , 8/11/42
‡ ,ž
160,000 159,377
BAY Trust , CME Term SOFR 1 Month + 2.3924% , 5.9924% , 6/15/41
‡ ,ž
175,000 174,535
BFLD Commercial Mortgage Trust
6.5833%, 10/10/42
‡,ž
150,000 151,566
8.1764%, 10/10/42
‡,ž
500,000 513,770
BPR Trust , 5.8500% , 11/5/41
‡ ,ž
457,000 451,445
BX Commercial Mortgage Trust
2024-AIRC C, CME Term SOFR 1 Month + 2.5900%, 6.2153%, 8/15/41
‡,ž
455,307 456,647
2026-CSMO C, CME Term SOFR 1 Month + 2.0000%, 5.6254%, 2/15/43
‡,ž
100,000 100,874
2026-CSMO D, CME Term SOFR 1 Month + 2.4500%, 6.0754%, 2/15/43
‡,ž
100,000 100,268
2026-XL6 D, CME Term SOFR 1 Month + 2.1000%, 5.7254%, 3/15/43
‡,ž
180,838 181,278
2026-XL6 E, CME Term SOFR 1 Month + 3.0000%, 6.6254%, 3/15/43
‡,ž
153,713 154,978

Janus Henderson Low Duration Multi-Sector Income Fund
Schedule of Investments
June 30, 2026
Janus Investment Fund 75
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Commercial Mortgage-Backed Securities - (continued)
BX Trust
5.7012%, 12/13/42
‡,ž
$ 250,000 $ 249,154
2025-ROIC D, CME Term SOFR 1 Month + 1.9926%, 5.6180%, 3/15/30
‡,ž
481,977 480,826
2026-CART D, CME Term SOFR 1 Month + 1.9000%, 5.5254%, 2/15/36
‡,ž
100,000 99,875
Century Plaza Towers , 2.8650% , 11/13/39
ž
250,000 231,212
COMM Mortgage Trust
2024-WCL1 C, CME Term SOFR 1 Month + 2.8890%, 6.5144%, 6/15/41
‡,ž
500,000 502,564
2024-WCL1 D, CME Term SOFR 1 Month + 3.2890%, 6.9144%, 6/15/41
‡,ž
300,000 303,274
DBGS Mortgage Trust , CME Term SOFR 1 Month + 2.5640% ,
6.1900% , 10/15/39
‡ ,ž
100,000 98,605
FREMF Mortgage Trust , 5.8219% , 11/25/28
‡ ,ž
125,000 117,202
GGP Trust , 6.0268% , 5/10/43
‡
142,907 143,241
Great Wolf Trust , CME Term SOFR 1 Month + 2.8900% , 6.5154% , 3/15/39
‡ ,ž
250,000 251,185
Idun European Loan Conduit No. 42 Sarl
42A A, EURIBOR 3 Month + 1.3500%, 0.0000%, 7/28/38
‡,ž
EUR 210,000 240,028
42A B, EURIBOR 3 Month + 1.6000%, 0.0000%, 7/28/38
‡,ž
EUR 100,000 114,270
LEX Mortgage Trust , 5.0361% , 10/13/33
‡ ,ž
$ 250,000 248,965
MKT Mortgage Trust , 2.6940% , 2/12/40
ž
250,000 224,622
MTN Commercial Mortgage Trust , 6.0584% , 5/15/43
‡ ,ž
100,000 99,722
National Commercial Mortgage Trust , CME Term SOFR 1 Month + 3.1500% ,
6.7754% , 6/15/43
‡ ,ž
400,000 401,745
NRTH Commercial Mortgage Trust , CME Term SOFR 1 Month + 1.6429% ,
5.2683% , 10/15/40
‡ ,ž
500,000 500,998
PFDR Trust , CME Term SOFR 1 Month + 2.5000% , 6.1126% , 6/15/43
‡ ,ž
165,000 164,949
SWCH Commercial Mortgage Trust , CME Term SOFR 1 Month + 1.4429% ,
5.0683% , 2/15/42
‡ ,ž
250,000 248,320
UK Logistics DAC
2024-1A B, SONIA + 2.5500%, 6.2924%, 5/17/34
‡,ž
GBP 186,076 246,985
2026-2A A, SONIA + 1.3500%, 5.0864%, 8/15/36
‡,ž
GBP 120,000 159,059
2026-2A B, SONIA + 1.6000%, 5.3364%, 8/15/36
‡,ž
GBP 190,000 252,058
2026-2A C, SONIA + 1.8500%, 5.5864%, 8/15/36
‡,ž
GBP 110,000 145,932
VEGAS , 6.4237% , 7/10/36
‡ ,ž
$ 500,000 498,361
Total Commercial Mortgage-Backed Securities (cost $8,449,536) 8,467,890
Residential Mortgage-Backed Securities - 11 .0%
Arixa Mortgage Trust , 6.0510% , 5/25/31
Ç ,ž
403,000 402,389
Connecticut Avenue Securities Trust
2021-R01 1M2, CME Term Average SOFR 30 Day + 1.5500%,
5.1778%, 10/25/41
‡,ž
59,066 59,102
2022-R03 1B2, CME Term Average SOFR 30 Day + 9.8500%,
13.4778%, 3/25/42
‡,ž
14,000 14,823
2022-R04 1B2, CME Term Average SOFR 30 Day + 9.5000%,
13.1278%, 3/25/42
‡,ž
500,000 528,215
2022-R07 1B2, CME Term Average SOFR 30 Day + 12.0000%,
15.6278%, 6/25/42
‡,ž
50,000 55,276
2023-R02 1B2, CME Term Average SOFR 30 Day + 7.9000%,
11.5278%, 1/25/43
‡,ž
500,000 546,521
2023-R02 1M2, CME Term Average SOFR 30 Day + 3.3500%,
6.9778%, 1/25/43
‡,ž
700,000 721,831
2023-R06 1B2, CME Term Average SOFR 30 Day + 5.9000%,
9.5278%, 7/25/43
‡,ž
350,000 379,140
2023-R06 1M1, CME Term Average SOFR 30 Day + 1.7000%,
5.3278%, 7/25/43
‡,ž
46,120 46,213
2024-R02 1M1, CME Term Average SOFR 30 Day + 1.1000%,
4.7278%, 2/25/44
‡,ž
6,224 6,224

Janus Henderson Low Duration Multi-Sector Income Fund
Schedule of Investments
June 30, 2026
76 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Residential Mortgage-Backed Securities - (continued)
Connecticut Avenue Securities Trust - (continued)
2024-R03 2M2, CME Term Average SOFR 30 Day + 1.9500%,
5.5778%, 3/25/44
‡,ž
$ 804,000 $ 809,263
2024-R04 1M2, CME Term Average SOFR 30 Day + 1.6500%,
5.2778%, 5/25/44
‡,ž
195,867 196,480
2025-R01 1B1, CME Term Average SOFR 30 Day + 1.7000%,
5.3278%, 1/25/45
‡,ž
172,795 172,388
2025-R01 1M2, CME Term Average SOFR 30 Day + 1.5000%,
5.1278%, 1/25/45
‡,ž
500,000 500,404
2025-R02 1M2, CME Term Average SOFR 30 Day + 1.6000%,
5.2278%, 2/25/45
‡,ž
59,000 59,182
2025-R03 2M2, CME Term Average SOFR 30 Day + 2.2500%,
5.8778%, 3/25/45
‡,ž
57,000 57,610
2025-R04 1M2, CME Term Average SOFR 30 Day + 1.5000%,
5.1278%, 5/25/45
‡,ž
112,200 112,425
Freddie Mac Structured Agency Credit Risk Debt Notes REMIC Trust
2021-DNA7 M1, CME Term Average SOFR 30 Day + 0.8500%,
4.4778%, 11/25/41
‡,ž
299 299
2022-DNA2 B2, CME Term Average SOFR 30 Day + 8.5000%,
12.1278%, 2/25/42
‡,ž
500,000 522,025
2022-DNA3 M1B, CME Term Average SOFR 30 Day + 2.9000%,
6.5278%, 4/25/42
‡,ž
114,360 115,966
2022-DNA3 M2, CME Term Average SOFR 30 Day + 4.3500%,
7.9778%, 4/25/42
‡,ž
500,000 513,164
2022-DNA4 M2, CME Term Average SOFR 30 Day + 5.2500%,
8.8778%, 5/25/42
‡,ž
500,000 518,471
2022-DNA5 M2, CME Term Average SOFR 30 Day + 6.7500%,
10.3778%, 6/25/42
‡,ž
500,000 527,617
2022-DNA6 M1A, CME Term Average SOFR 30 Day + 2.1500%,
5.7778%, 9/25/42
‡,ž
8,817 8,839
2022-HQA1 B2, CME Term Average SOFR 30 Day + 11.0000%,
14.6278%, 3/25/42
‡,ž
500,000 533,479
2023-HQA1 M1A, CME Term Average SOFR 30 Day + 2.0000%,
5.6278%, 5/25/43
‡,ž
41,222 41,424
2023-HQA2 M1A, CME Term Average SOFR 30 Day + 2.0000%,
5.6278%, 6/25/43
‡,ž
54,134 54,212
2023-HQA3 M1, CME Term Average SOFR 30 Day + 1.8500%,
5.4778%, 11/25/43
‡,ž
35,829 35,968
2024-DNA1 M1, CME Term Average SOFR 30 Day + 1.3500%,
4.9778%, 2/25/44
‡,ž
30,945 30,964
2024-DNA3 M2, CME Term Average SOFR 30 Day + 1.4500%,
5.0778%, 10/25/44
‡,ž
46,615 46,615
2024-HQA1 M1, CME Term Average SOFR 30 Day + 1.2500%,
4.8778%, 3/25/44
‡,ž
13,971 13,976
2024-HQA2 M2, CME Term Average SOFR 30 Day + 1.8000%,
5.4278%, 8/25/44
‡,ž
155,000 155,690
2025-DNA2 M2, CME Term Average SOFR 30 Day + 1.5000%,
5.1278%, 5/25/45
‡,ž
175,912 176,079
2025-HQA1 M2, CME Term Average SOFR 30 Day + 1.6500%,
5.2778%, 2/25/45
‡,ž
93,136 93,173
Homeward Opportunities Fund Trust , 5.2370% , 9/25/40
Ç ,ž
107,000 107,022
OBX Trust , 5.4700% , 4/25/66
‡ ,ž
401,000 400,433
TVC Mortgage Trust , 5.3150% , 2/25/41
Ç ,ž
200,000 197,991
Total Residential Mortgage-Backed Securities - (cost $ 8,754,033 ) 8,760,893

Janus Henderson Low Duration Multi-Sector Income Fund
Schedule of Investments
June 30, 2026
Janus Investment Fund 77
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - 0 .4%
Hotels, Restaurants & Leisure - 0 .1%
Churchill Downs, Inc. 906 $ 81,214
Six Flags Entertainment Corp.
*
2,015 42,919
124,133
Independent Power and Renewable Electricity Producers - 0 .1%
Talen Energy Corp.
*
137 52,644
IT Services - 0 .1%
CoreWeave, Inc. - Class A
*
669 66,592
Metals & Mining - 0 .1%
First Quantum Minerals Ltd.
*
2,156 58,898
Total Common Stocks (cost $305,250) 302,267
Investment Companies - 14 .7%
Exchange-Traded Funds - 9 .0%
Janus Henderson Asset-Backed Securities ETF
£
48,365 2,414,623
Janus Henderson EUR AAA CLO Active Core UCITS ETF
£
199,832 2,386,532
Janus Henderson Securitized Income ETF
£
47,110 2,412,503
7,213,658
Money Market Funds - 5 .2%
Janus Henderson Cash Liquidity Fund LLC, 3.6430%
£,∞
4,130,404 4,130,404
Other Investment Companies - 0 .5%
Kapstream Investment Trust
£
300,000 399,083
Total Investment Companies (cost $11,799,431) 11,743,145
Commercial Paper - 1 .9%
Fidelity National Information Services, Inc., 4.0070%, 7/15/26
±
(cost $1,497,667) $ 1,500,000 1,497,533
OTC Purchased Call Credit Default Swaptions - Buy Protection - 0 .0%
Counterparty/Reference Asset
Goldman Sachs Group, Inc. (The)
CDX.NA.IG.46-V1, Credit Default Swap, Maturing 6/20/2031, Fixed Rate
1.00%,  Payment frequency: Quarterly,
Notional amount $7,500,000, Premiums paid $11,108, Unrealized depreciation
$(10,582), Exercise price $0.60, Expires 7/15/26
*
7,500,000 526
Total OTC Purchased Call Credit Default Swaptions - Buy Protection - (premiums paid
$ 11,108 , unrealized depreciation $ (10,582) ) 526
Total Investments (total cost $ 80,758,579 ) - 101 .7% 81,144,215
Liabilities, net of Cash, Receivables and Other Assets - (1.7%) (1,353,920)
Net Assets - 100.0% $79,790,295

Janus Henderson Low Duration Multi-Sector Income Fund
Schedule of Investments
June 30, 2026
78 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Summary of Investments by Country - (Long Positions)
Country Value
% of
Investment
Securities
United States of America $ 63,179,657 77 .9%
Luxembourg 7,879,003 9 .7
Australia 6,097,868 7 .5
United Kingdom 1,552,315 1 .9
Ireland 931,157 1 .1
Netherlands 566,480 0 .7
Canada 283,344 0 .4
New Zealand 281,363 0 .4
Singapore 253,605 0 .3
Bermuda 119,423 0 .1
Total $81,144,215 100 .0%
Schedule of Affiliated Investments - (% of Net Assets)
Affiliate
Affiliated
Investments,
at Value at
6/30/25 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
6/30/26
............. Shares
Held at
6/30/26
Dividend
Income
Investment Companies - 14 .7%
Exchange-Traded Funds - 9.0%
Janus Henderson Asset-Backed Securities ETF
$ – $ 2,414,865 $ – $ – $ (242) $ 2,414,623 48,365 $ 18,920
Janus Henderson EUR AAA CLO Active Core UCITS ETF
*
– 2,419,239 – – (32,707) 2,386,532 199,832 –
Janus Henderson Securitized Income ETF
– 2,421,925 – – (9,422) 2,412,503 47,110 24,299
Total Exchange-Traded Funds - 9 .0%
$– $7,256,029 $– $– (42,371) $7,213,658 295,307 $43,219
Money Market Funds - 5.2%
Janus Henderson Cash Liquidity Fund LLC, 3.6430%
∞
– 7,524,521 (3,394,117) – – 4,130,404 4,130,404 6,475
Other Investment Companies - 0.5%
Kapstream Investment Trust
– 412,998 – – (13,915) 399,083 300,000 131
Total Affiliated Investments - 14.7%
$– $15,193,548 $(3,394,117) $– $(56,286) $11,743,145 4,725,711 $49,825
Schedule of Unfunded Loan Commitments
Borrower
Unfunded Loan
Commitments Value
Unrealized
Appreciation/
(Depreciation)
Azuria Water Solutions, Inc., Delayed Draw First Lien Term Loan $ 12,235 $ 12,193 $ (42)
Salas O'Brien, Inc., Delayed Draw First Lien Term Loan 7,386 7,422 36
Total $19,621 $19,615 $(6)

Janus Henderson Low Duration Multi-Sector Income Fund
Schedule of Investments
June 30, 2026
Janus Investment Fund 79
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/
Foreign Currency Settlement Date
Foreign
Currency
Amount Sold/
(Purchased)
USD Currency
Amount Sold/
(Purchased)
Market Value
and Unrealized
Appreciation
(Depreciation)
BNP Paribas SA
Australian Dollar 7/24/26 9,440,000 $ (6,719,911) $ 185,452
–
Citibank NA
New Zealand Dollar 7/24/26 20,000 (11,852) 478
–
HSBC Bank USA NA
Australian Dollar 7/24/26 500,000 (358,746) 12,640
Australian Dollar 7/24/26 (100,000) 69,826 (605)
Canadian Dollar 7/24/26 80,630 (56,834) (83)
Euro 10/23/26 500,000 (580,009) 5,831
Euro 7/10/26 (310,000) 353,944 292
Euro 7/24/26 310,000 (354,144) (435)
Euro 7/24/26 104,833 (119,461) (448)
Euro 7/24/26 130,000 (147,433) (1,261)
Euro 7/24/26 (500,625) 574,831 (2,215)
Euro 7/24/26 (500,000) 578,005 (6,104)
–
$7,612
JPMorgan Chase Bank NA
Australian Dollar 7/24/26 (100,000) 72,478 (3,257)
Euro 7/24/26 300,000 (351,013) 7,872
Euro 7/24/26 20,000 (23,693) 817
–
$5,432
Morgan Stanley & Co.
Australian Dollar 7/24/26 (200,000) 138,005 437
Australian Dollar 7/24/26 (40,000) 28,386 (697)
Australian Dollar 7/24/26 (50,000) 35,335 (725)
–
$(985)
State Street Bank & Trust Co.
Euro 7/24/26 880,000 (1,038,742) 32,196
Euro 7/24/26 500,000 (591,169) 19,268
Euro 7/24/26 500,000 (587,949) 16,048
Euro 7/24/26 250,000 (293,194) 7,244
Great British Pound 7/24/26 1,410,000 (1,912,418) 41,784
Great British Pound 7/24/26 (423,436) 576,378 (14,609)
–
$101,931
UBS AG
Australian Dollar 7/24/26 200,000 (143,094) 4,652
Australian Dollar 7/24/26 100,000 (71,524) 2,303
Australian Dollar 7/24/26 (250,200) 172,427 764
Euro 7/24/26 2,080,171 (2,419,630) 40,326
Euro 7/24/26 398,000 (468,433) 13,200
Euro 7/24/26 500,000 (582,278) 10,377
Euro 7/24/26 500,000 (577,288) 5,387
Euro 7/24/26 140,000 (162,215) 2,083
Great British Pound 7/24/26 420,000 (560,344) 3,134
Great British Pound 7/24/26 (633,390) 854,377 (14,064)
–
$68,162
Total $368,082

Janus Henderson Low Duration Multi-Sector Income Fund
Schedule of Investments
June 30, 2026
80 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Depreciation
Futures Long:
U.S. Treasury 2 Year Notes 157 9/30/26 $ 32,362,851 $ (29,956)
Total - Futures Long $(29,956)
Futures Short:
Australia 3 Year Bonds 30 9/15/26 $ (2,172,941) $ (11,703)
U.S. Treasury 5 Year Notes 32 9/30/26 (3,425,500) (7,193)
Total - Futures Short $(18,896)
Total $(48,852)
Schedule of Centrally Cleared Credit Default Swaps - Buy Protection
Reference Asset
Maturity
Date
Notional
Amount
Premiums
Paid/
(Received)
Unrealized
Appreciation
(Depreciation) Value
CDX.NA.HY.46-V2, Fixed Rate of 5.00%, Paid
Quarterly 6/20/31 $ 450,000 $ (36,258) $ (362) $ (36,620)
CDX.NA.HY.46-V2, Fixed Rate of 5.00%, Paid
Quarterly 6/20/31 750,000 (60,334) (699) (61,033)
CDX.NA.HY.46-V2, Fixed Rate of 5.00%, Paid
Quarterly 6/20/31 750,000 (58,324) (2,709) (61,033)
Total $(154,916) $(3,770) $(158,686)
Schedule of Centrally Cleared Interest Rate Swaps
Payments made by F und
Payments
received by
Fund
Payment
Frequency
Maturity
Date
Notional
Amount
Premiums
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation) Value
3 Month BBR 3.2400% Fixed Quarterly 5/1/27 NZD 2,200,000 $ – $ 3,577 $ 3,577
3 Month BBR 3.1400% Fixed Quarterly 5/25/27 NZD 3,400,000 – 2,718 2,718
3 Month BBR 3.1400% Fixed Quarterly 4/28/27 NZD 2,200,000 – 2,387 2,387
Total $– $8,682 $8,682

Janus Henderson Low Duration Multi-Sector Income Fund
Schedule of Investments
June 30, 2026
Janus Investment Fund 81
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of June 30, 2026.
The following tables provide information about the effect of derivatives and hedging activities on the Fund's Statement of
Operations for the year ended June 30, 2026.
Schedule of OTC Written Credit Default Swaptions
Counterparty/
Reference Asset Description Exercise Price
Expiration
Date
Notional
Amount
Premiums
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation)
Swaptions
Written,
at Value
Written Put Swaptions - Sell Protection:
Goldman Sachs Group, Inc. (The)
CDX.NA.IG.46-V1
Credit Default Swap,
S&P Credit Rating: NR,
Maturing 6/20/2031,
Fixed Rate 1.00%,
Payment frequency:
Quarterly 0.70 USD 7/15/26 $ 7,500,000 $(6,187) $6,012 $(175)
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of June 30, 2026
Credit
Contracts
Interest Rate
Contracts
Currency
Contracts Total
Asset Derivatives:
Forward foreign currency exchange contracts $ — $ — $ 412,585 $ 412,585
*
Swaps - centrally cleared — 8,682 — 8,682
Purchased Swaption contracts, at Value 526 — — 526
Total Asset Derivatives $ 526 $ 8,682 $ 412,585 $ 421,793
Liability Derivatives:
Forward foreign currency exchange contracts — — 44,503 44,503
*
Futures contracts — 48,852 — 48,852
*
Swaps - centrally cleared 3,770 — — 3,770
Swaptions Written, at Value 175 — — 175
Total Liability Derivatives $ 3,945 $ 48,852 $ 44,503 $ 97,300
*
The fair value presented includes net cumulative unrealized appreciation (depreciation) on and centrally cleared swaps. In the Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

Janus Henderson Low Duration Multi-Sector Income Fund
Schedule of Investments
June 30, 2026
82 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Please see the “Net realized and change in unrealized gain/(loss) on investments” sections of the Fund's Statement of
Operations.
The Effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the
Year Ended June 30, 2026
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative
Credit
Contracts
Interest Rate
Contracts
Currency
Contracts Total
Forward foreign currency exchange contracts $ — $ — $ (2,456,507) $ (2,456,507)
Futures contracts — (39,205) — (39,205)
Swap contracts (2,443) 188,847 — 186,404
Purchased Swaption contracts (40,166) — — (40,166)
Written Swaption contracts 16,583 — — 16,583
Total $ (26,026) $ 149,642 $ (2,456,507) $ (2,332,891)
Amount of Change in Unrealized Appreciation/(Depreciation) Recognized on Derivatives
Derivative
Credit
Contracts
Interest Rate
Contracts
Currency
Contracts Total
Forward foreign currency exchange contracts $ — $ — $ 1,863,968 $ 1,863,968
Futures contracts — (8,342) — (8,342)
Swap contracts (3,770) (85,298) — (89,068)
Purchased Swaption contracts (2,419) (2,419)
Written Swaption contracts 723 — — 723
Total $ (5,466) $ (93,640) $ 1,863,968 $ 1,764,862
Average Ending Monthly Value of Derivative Instruments During the Year Ended June 30, 2026
Futures contracts:
Average notional amount of contracts - long $10,192,165
Average notional amount of contracts - short 7,301,628
Forward foreign currency exchange contracts:
Average amounts purchased - in USD 1,414,166
Average amounts sold - in USD 15,483,714
Credit default swaps:
Average notional amount - buy protection 271,846
Average notional amount - sell protection 30,769
Interest rate swaps:
Average notional amount - pay fixed rate/receive floating rate 2,746,154
Average notional amount - pay floating rate/receive fixed rate 7,465,903
Swaptions:
Average value of swaption contracts purchased 7,681
Average value of swaption contracts written 2,817

Janus Henderson Low Duration Multi-Sector Income Fund
Schedule of Investments
June 30, 2026
Janus Investment Fund 83
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Offsetting of Financial Assets and Derivative Assets
Counterparty
Gross Amounts
of Recognized
Assets
Offsetting Asset
or Liability
(a)
Collateral
Pledged
(b)
Net Amount
BNP Paribas SA $ 185,452 $ — $ — $ 185,452
Citibank NA 478 — — 478
Goldman Sachs Group, Inc. (The) 526 (175) — 351
HSBC Bank USA NA 18,763 (11,151) — 7,612
JPMorgan Chase Bank NA 8,689 (3,257) — 5,432
Morgan Stanley & Co. 437 (437) — —
State Street Bank & Trust Co. 116,540 (14,609) — 101,931
UBS AG 82,226 (14,064) — 68,162
Total $ 413,111 $ (43,693) $ — $ 369,418
Offsetting of Financial Liabilities and Derivative Liabilities
Counterparty
Gross Amounts
of Recognized
Liabilities
Offsetting Asset
or Liability
(a)
Collateral
Pledged
(b)
Net Amount
Goldman Sachs Group, Inc. (The) $ 175 $ (175) $ — $ —
HSBC Bank USA NA 11,151 (11,151) — —
JPMorgan Chase Bank NA 3,257 (3,257) — —
Morgan Stanley & Co. 1,422 (437) — 985
State Street Bank & Trust Co. 14,609 (14,609) — —
UBS AG 14,064 (14,064) — —
Total $ 44,678 $ (43,693) $ — $ 985
(a) Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.
(b) Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Janus Henderson Low Duration Multi-Sector Income Fund
Notes to Schedule of Investments and Other Information
June 30, 2026
84 June 30, 2026
AUD Australian Dollar
CME Chicago Mercantile Exchange
DAC Designated Activity Company
ETF Exchange Traded Fund
EUR Euro
EURIBOR Euro Interbank Offered Rate
GBP British Pound
LLC Limited Liability Company
LP Limited Partnership
NZD New Zealand Dollar
plc Public Limited Company
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
SONIA Sterling Overnight Index Average Rate
* Non-income producing security.
.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
∞ Rate shown is the 7-day yield as of June 30, 2026.
Ç Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
Ø Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
† The position has not yet settled as of June 30, 2026. The coupon rate is undetermined.
μ Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
ƒ All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date. See Notes to Financial Statements.
± Securities subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the Securities
Act of 1933, as amended. The total value of Section 4(2) securities as of the year ended June 30, 2026 is $1,497,533 which represents
1.9% of net assets.
ž Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the year ended
June 30, 2026 is $50,454,220 which represents 63.2% of net assets.

Janus Henderson Low Duration Multi-Sector Income Fund
Notes to Schedule of Investments and Other Information
June 30, 2026
Janus Investment Fund 85
‡ Variable or floating rate security. Rate shown is the current rate as of June 30, 2026. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.
¥ Security purchased in an offshore transaction exempt from registration under Regulation S of the Securities Act of 1933.

Janus Henderson Low Duration Multi-Sector Income Fund
Notes to Schedule of Investments and Other Information
June 30, 2026
86 June 30, 2026
The following is a summary of the inputs that were used to value the Fund 's investments in securities and other financial instruments as of June 30, 2026 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Asset-Backed Securities $ — $ 8,286,618 $ — $ 8,286,618
Bank Loans — 3,279,619 — 3,279,619
Collateralized Loan Obligations — 7,573,642 — 7,573,642
Corporate Bonds — 31,232,082 — 31,232,082
Commercial Mortgage-Backed
Securities — 8,467,890 — 8,467,890
Residential Mortgage-Backed
Securities — 8,760,893 — 8,760,893
Common Stocks 302,267 — — 302,267
Investment Companies 4,827,126 6,916,019 — 11,743,145
Commercial Paper — 1,497,533 — 1,497,533
OTC Purchased Call Credit Default
Swaptions - Buy Protection — 526 — 526
Total Investments in Securities $ 5,129,393 $ 76,014,822 $ — $ 81,144,215
Other Financial Instruments
(a)
:
Centrally Cleared Swaps $ — $ 8,682 $ — $ 8,682
Forward Foreign Currency Exchange
Contracts — 412,585 — 412,585
Total Other Financial Instruments $ — $ 421,267 $ — $ 421,267
Unfunded Loan Commitments $ — $ 36 $ — $ 36
Total Assets $ 5,129,393 $ 76,436,125 $ — $ 81,565,518
Liabilities
Other Financial Instruments
(a)
:
Centrally Cleared Swaps $ — $ 3,770 $ — $ 3,770
Forward Foreign Currency Exchange
Contracts — 44,503 — 44,503
Futures Contracts 48,852 — — 48,852
Swaptions Written, at Value — 175 — 175
Total Other Financial Instruments $ 48,852 $ 48,448 $ — $ 97,300
Unfunded Loan Commitments $ — $ 42 $ — $ 42
Total Liabilities $ 48,852 $ 48,490 $ — $ 97,342
(a) Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

Janus Henderson Mid Cap Value Fund
Schedule of Investments
June 30, 2026
Janus Investment Fund 87
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - 98 .1%
Aerospace & Defense - 1 .0%
L3Harris Technologies, Inc. 72,369 $ 21,029,708
Banks - 6 .8%
Glacier Bancorp, Inc. 510,122 26,312,093
PNC Financial Services Group, Inc. (The) 180,545 44,453,790
Towne Bank 645,077 23,377,590
Wintrust Financial Corp. 270,342 43,449,366
137,592,839
Biotechnology - 2 .6%
BioMarin Pharmaceutical, Inc.
*
385,450 22,055,449
Revolution Medicines, Inc.
*
93,598 17,529,034
United Therapeutics Corp.
*
23,005 12,464,799
52,049,282
Building Products - 2 .2%
Carlisle Cos., Inc. 75,382 27,344,821
Owens Corning 109,089 17,340,787
44,685,608
Capital Markets - 1 .5%
Lazard, Inc. - Class A 713,584 29,927,713
Chemicals - 4 .8%
Corteva, Inc. 399,289 33,815,785
International Flavors & Fragrances, Inc. 327,143 25,916,268
Solstice Advanced Materials, Inc. 238,111 21,096,635
Westlake Corp. 229,878 16,781,094
97,609,782
Commercial Services & Supplies - 1 .5%
Tetra Tech, Inc. 106,276 3,070,314
Waste Connections, Inc. 161,145 26,861,260
29,931,574
Construction Materials - 1 .3%
Martin Marietta Materials, Inc. 45,325 26,138,927
Consumer Finance - 1 .4%
Ally Financial, Inc. 595,262 27,352,289
Consumer Staples Distribution & Retail - 1 .2%
Casey's General Stores, Inc. 31,077 24,699,689
Containers & Packaging - 2 .2%
AptarGroup, Inc. 56,363 7,056,648
Ball Corp. 586,963 36,626,491
43,683,139
Distributors - 1 .3%
LKQ Corp. 1,018,998 26,830,217
Electric Utilities - 6 .7%
Alliant Energy Corp. 783,265 59,755,287
Entergy Corp. 320,716 36,837,440
PPL Corp. 1,079,943 39,255,928
135,848,655
Electrical Equipment - 2 .3%
AMETEK, Inc. 104,513 25,285,875
Regal Rexnord Corp. 90,808 21,629,558
46,915,433
Electronic Equipment, Instruments & Components - 7 .3%
CDW Corp. 116,707 16,413,672
Fabrinet
*
30,948 17,395,252
Keysight Technologies, Inc.
*
99,568 34,855,770

Janus Henderson Mid Cap Value Fund
Schedule of Investments
June 30, 2026
88 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Electronic Equipment, Instruments & Components - (continued)
Littelfuse, Inc. 119,409 $ 54,370,500
Vontier Corp. 845,296 24,513,584
147,548,778
Energy Equipment & Services - 0 .7%
Baker Hughes Co. - Class A 253,265 14,056,207
Food Products - 1 .6%
Cal-Maine Foods, Inc. 193,018 15,549,530
Lamb Weston Holdings, Inc. 398,738 17,217,507
32,767,037
Ground Transportation - 3 .0%
Canadian Pacific Kansas City Ltd. 151,169 13,098,794
Landstar System, Inc. 146,544 30,306,765
Saia, Inc.
*
40,885 17,219,126
60,624,685
Health Care Equipment & Supplies - 1 .6%
LivaNova plc
*
390,320 32,096,014
Health Care Providers & Services - 4 .8%
Cardinal Health, Inc. 140,193 33,304,249
Humana, Inc. 83,985 33,360,522
Labcorp Holdings, Inc. 106,953 29,946,840
96,611,611
Household Durables - 2 .1%
Toll Brothers, Inc. 168,885 27,823,804
TopBuild Corp.
*
38,632 13,696,203
41,520,007
Industrial Conglomerates - 1 .7%
3M Co. 215,712 34,925,930
Industrial REITs - 1 .0%
STAG Industrial, Inc. 524,639 19,967,760
Insurance - 7 .5%
Axis Capital Holdings Ltd. 343,530 36,908,863
Everest Group Ltd. 128,102 45,761,877
Hartford Insurance Group, Inc. (The) 262,574 34,796,307
Selective Insurance Group, Inc. 350,690 34,020,437
151,487,484
IT Services - 1 .4%
Akamai Technologies, Inc.
*
232,443 27,477,087
Machinery - 3 .1%
IDEX Corp. 120,535 27,355,418
Lincoln Electric Holdings, Inc. 131,703 34,968,464
62,323,882
Marine Transportation - 1 .2%
Kirby Corp.
*
184,703 25,114,067
Media - 1 .9%
Fox Corp. - Class B 805,779 37,742,688
Metals & Mining - 1 .9%
Freeport-McMoRan, Inc. 603,436 37,950,090
Oil, Gas & Consumable Fuels - 4 .6%
ConocoPhillips 338,286 35,168,212
Expand Energy Corp. 368,040 33,561,568
Valero Energy Corp. 95,566 24,889,209
93,618,989

Janus Henderson Mid Cap Value Fund
Schedule of Investments
June 30, 2026
Janus Investment Fund 89
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Professional Services - 1 .1%
Parsons Corp.
*
63,162 $ 3,309,057
TransUnion 271,709 19,601,087
22,910,144
Real Estate Management & Development - 1 .4%
CBRE Group, Inc. - Class A
*
208,881 28,134,182
Retail REITs - 2 .1%
Agree Realty Corp. 571,691 43,299,876
Semiconductors & Semiconductor Equipment - 3 .3%
Qnity Electronics, Inc. 197,338 32,227,269
Teradyne, Inc. 72,889 35,266,614
67,493,883
Specialized REITs - 2 .5%
Lamar Advertising Co. - Class A 322,843 50,357,051
Specialty Retail - 4 .1%
AutoZone, Inc.
*
8,071 25,794,432
Boot Barn Holdings, Inc.
*
77,982 12,810,103
Burlington Stores, Inc.
*
75,173 23,814,807
O'Reilly Automotive, Inc.
*
216,859 19,970,545
82,389,887
Technology Hardware, Storage & Peripherals - 0 .6%
Hewlett Packard Enterprise Co. 249,523 11,255,982
Trading Companies & Distributors - 0 .8%
MSC Industrial Direct Co., Inc. - Class A 135,164 16,077,758
Total Common Stocks (cost $1,262,353,224) 1,982,045,934
Repurchase Agreements - 2 .0%
ING Financial Markets LLC, Joint Repurchase Agreement, 3.5900%, dated
6/30/26, maturing 7/1/26 to be repurchased at $18,401,835 collateralized by
$18,421,267 in U.S. Treasuries 0.0000% - 4.6250%, 10/8/26 - 5/15/40 with a value of $18,769,873 $ 18,400,000 18,400,000
Royal Bank of Canada, NY Branch, Joint Repurchase Agreement, 3.5900%, dated
6/30/26, maturing 7/1/26 to be repurchased at $21,002,094 collateralized by
$21,567,630 in U.S. Treasuries 3.2500% - 3.8750%, 12/31/27 - 5/15/42 with a value of $21,422,139 21,000,000 21,000,000
Total Repurchase Agreements (cost $39,400,000) 39,400,000
Total Investments (total cost $ 1,301,753,224 ) - 100 .1% 2,021,445,934
Liabilities, net of Cash, Receivables and Other Assets - (0.1%) (1,187,391)
Net Assets - 100.0% $2,020,258,543
Summary of Investments by Country - (Long Positions)
Country Value
% of
Investment
Securities
United States of America $ 1,849,323,874 91 .4%
Bermuda 82,670,740 4 .1
Canada 39,960,054 2 .0
United Kingdom 32,096,014 1 .6
Thailand 17,395,252 0 .9
Total $2,021,445,934 100 .0%

Janus Henderson Mid Cap Value Fund
Schedule of Investments
June 30, 2026
90 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Offsetting of Financial Assets and Derivative Assets
Counterparty
Gross Amounts of
Recognized
Assets
Offsetting Asset
or Liability
(a)
Collateral
Pledged
(b)
Net Amount
ING Financial Markets LLC $ 18,400,000 $ — $ (18,400,000) $ —
Royal Bank of Canada, NY Branch 21,000,000 — (21,000,000) —
Total $39,400,000 $— $(39,400,000) $—
(a) Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.
(b) Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Janus Henderson Mid Cap Value Fund
Notes to Schedule of Investments and Other Information
June 30, 2026
Janus Investment Fund 91
LLC Limited Liability Company
plc Public Limited Company
REIT Real Estate Investment Trust
* Non-income producing security.
The following is a summary of the inputs that were used to value the Fund 's investments in securities and other financial instruments as of June 30, 2026 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Common Stocks $ 1,982,045,934 $ — $ — $ 1,982,045,934
Repurchase Agreements — 39,400,000 — 39,400,000
Total Assets $ 1,982,045,934 $ 39,400,000 $ — $ 2,021,445,934

Janus Henderson Multi-Sector Income Fund
Schedule of Investments
June 30, 2026
92 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Asset-Backed Securities - 13 .8%
Accelerated LLC 2024-1A D, 7.8500%, 8/22/44
ž
$ 9,005,187 $ 8,634,371
ACHM Mortgage Trust 2024-HE1 B, 7.2600%, 5/25/39
ž
3,917,594 3,983,671
ACHV ABS TRUST 2023-1PL D, 8.4700%, 3/18/30
ž
349,111 350,459
Affirm Master Trust 2025-3A E, 6.8000%, 10/16/34
ž
8,000,000 7,942,882
Aligned Data Centers Issuer LLC 2021-1A A2, 1.9370%, 8/15/46
ž
7,366,000 7,340,746
Aligned Data Centers Issuer LLC 2026-1A B, 6.6880%, 6/15/56
ž
4,047,000 4,044,637
Ally Bank 2026-A E, 6.3700%, 3/15/34
ž
2,967,069 2,950,745
Ally Bank 2026-A F, 7.2940%, 3/15/34
ž
2,503,465 2,500,882
Ally Bank 2026-A G, 10.5750%, 3/15/34
ž
6,814,987 6,808,720
Ally Bank Auto Credit-Linked Notes 2024-A E, 7.9170%, 5/17/32
ž
979,529 996,805
Ally Bank Auto Credit-Linked Notes 2024-A G, 12.7480%, 5/17/32
ž
1,745,342 1,796,327
Ally Bank Auto Credit-Linked Notes 2024-B E, 6.6780%, 9/15/32
ž
884,150 885,788
Ally Bank Auto Credit-Linked Notes 2024-B G, 11.3950%, 9/15/32
ž
3,205,044 3,252,921
Ally Bank Auto Credit-Linked Notes 2025-A E, 6.0660%, 6/15/33
ž
5,864,047 5,834,892
Ally Bank Auto Credit-Linked Notes 2025-A F, 6.9420%, 6/15/33
ž
1,949,268 1,942,234
Ally Bank Auto Credit-Linked Notes 2025-B F, 6.9420%, 9/15/33
ž
2,567,065 2,568,671
Ally Bank Auto Credit-Linked Notes 2025-B G, 9.9350%, 9/15/33
ž
4,584,044 4,581,978
Amur Equipment Finance Receivables XIII LLC 2024-1A E, 9.6600%, 4/20/32
ž
2,875,000 2,910,228
Amur Equipment Finance Receivables XIV LLC 2024-2A E, 8.8800%, 10/20/32
ž
1,400,000 1,411,783
Amur Equipment Finance Receivables XV LLC 2025-1A E, 8.3500%, 1/20/34
ž
1,500,000 1,495,878
Auxilior Term Funding LLC 2023-1A E, 10.9700%, 12/15/32
ž
2,550,000 2,692,270
Avis Budget Rental Car Funding AESOP LLC 2021-1A D, 3.7100%, 8/20/27
ž
2,000,000 1,996,108
Bayview Opportunity Master Fund VII LLC 2024-CAR1 E, CME Term Average
SOFR 30 Day + 3.6000%, 7.2278%, 12/26/31
‡,ž
470,263 473,988
Bayview Opportunity Master Fund VII LLC 2024-EDU1 C, CME Term Average
SOFR 30 Day + 1.8000%, 5.4278%, 6/25/47
‡,ž
2,411,407 2,422,044
Bayview Opportunity Master Fund VII LLC 2024-EDU1 D, CME Term Average
SOFR 30 Day + 2.7500%, 6.3778%, 6/25/47
‡,ž
964,563 981,984
Bayview Opportunity Master Fund VII LLC 2025-EDU1 C, CME Term Average
SOFR 30 Day + 1.8000%, 5.4278%, 7/27/48
‡,ž
4,393,969 4,398,819
Blue Bridge Funding LLC 2023-1A B, 9.4800%, 11/15/30
ž
2,800,000 2,831,286
Blue Bridge Funding LLC 2023-1A C, 9.5000%, 11/15/30
ž
2,800,000 2,777,565
Blue Bridge Funding LLC 2023-1A D, 15.0000%, 11/15/30
ž
1,743,000 1,563,534
Business Jet Securities LLC 2024-1A B, 6.9240%, 5/15/39
ž
771,112 788,799
Business Jet Securities LLC 2024-1A C, 9.1320%, 5/15/39
ž
2,918,550 2,963,914
Business Jet Securities LLC 2024-2A B, 5.7540%, 9/15/39
ž
2,568,516 2,557,561
Business Jet Securities LLC 2024-2A C, 7.9740%, 9/15/39
ž
1,963,722 1,967,369
Business Jet Securities LLC 2026-1A B, 6.0990%, 6/15/41
ž
3,300,000 3,306,073
Business Jet Securities LLC 2026-1A C, 8.1790%, 6/15/41
ž
3,000,000 3,015,697
Carvana Auto Receivables Trust 2021-N3 E, 3.1600%, 6/12/28
ž
4,611,135 4,513,906
Castlelake Aircraft Securitization Trust 2018-1 C, 6.6250%, 6/15/43
ž
5,788,307 4,659,713
Castlelake Aircraft Securitization Trust 2018-1 E, 0.0000%, 6/15/43
‡,ž
1,000,000 80,000
CF Hippolyta Issuer LLC 2022-1A A2, 6.1100%, 8/15/62
ž
21,128,459 21,077,916
Channel EF LLC 2026-1A D, 6.2000%, 1/17/34
ž
5,185,000 5,166,597
Cologix Canadian Issuer LP 2022-1CAN A2, 4.9400%, 1/25/52
ž
CAD 5,000,000 3,510,965
Compass Datacenters Issuer II LLC 2024-2A B2, 5.9990%, 8/25/49
ž
$ 5,000,000 4,888,620
CP EF Asset Securitization II LLC 2023-1A B, 7.7700%, 3/15/32
ž
6,489,889 6,537,512
CP EF Asset Securitization II LLC 2023-1A C, 7.5600%, 3/15/32
ž
5,750,000 5,759,659
CPC Asset Securitization III LLC 2024-1A D, 13.4500%, 8/15/30
ž
8,437,000 8,474,967
Crockett Partners Equipment Co. IIA LLC 2024-1C B, 6.7800%, 1/20/31
ž
1,824,242 1,838,623
Crockett Partners Equipment Co. IIA LLC 2024-1C C, 10.1600%, 1/20/31
ž
781,818 818,574
Deephaven Residential Mortgage Trust 2026-CES1 B1, 7.1720%, 3/25/61
‡,ž
5,672,000 5,679,259
Diamond Infrastructure Funding LLC 2021-1A B, 2.3550%, 4/15/49
ž
4,000,000 3,944,951
Diamond Infrastructure Funding LLC 2021-1A C, 3.4750%, 4/15/49
ž
3,420,000 3,375,766

Janus Henderson Multi-Sector Income Fund
Schedule of Investments
June 30, 2026
Janus Investment Fund 93
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Asset-Backed Securities - (continued)
Diamond Issuer LLC 2021-1A C, 3.7870%, 11/20/51
ž
$ 5,000,000 $ 4,876,247
Drive Auto Receivables Trust 2025-1 D, 5.4100%, 9/15/32 2,673,000 2,683,153
ECAF I Ltd. 2015-1A B1, 5.8020%, 6/15/40
ž
3,163,638 1,567,361
Exeter Automobile Receivables Trust 2023-1A E, 12.0700%, 9/16/30
ž
3,000,000 3,256,003
Exeter Automobile Receivables Trust 2024-1A E, 7.8900%, 8/15/31
ž
10,250,000 10,570,969
Exeter Automobile Receivables Trust 2024-3A E, 7.8400%, 10/15/31
ž
6,670,000 6,920,642
Exeter Automobile Receivables Trust 2025-5A E, 7.1500%, 6/15/33
ž
3,800,000 3,791,377
Exeter Automobile Receivables Trust 2026-1A N, 6.4500%, 8/15/33
ž
7,500,000 7,491,089
Exeter Automobile Receivables Trust 2026-3A N, 6.6600%, 7/17/34
ž
9,100,000 9,096,257
Exeter Select Automobile Receivables Trust 2025-2 D, 5.3400%, 1/15/32 5,970,000 5,918,317
ExteNet Issuer LLC 2024-1A C, 9.0500%, 7/25/54
ž
5,250,000 4,202,732
FHF Issuer Trust 2025-1A C, 5.6900%, 8/15/31
ž
6,100,000 6,051,001
FHF Issuer Trust 2025-1A D, 5.9500%, 6/15/32
ž
4,340,000 4,203,468
FHF Issuer Trust 2025-2A A2, 5.7500%, 5/15/30
ž
21,908,777 22,057,261
Firstlight Issuer LLC 2026-1A B, 6.1670%, 6/20/56
ž
12,952,000 12,936,838
Firstlight Issuer LLC 2026-1A C, 7.5430%, 6/20/56
ž
12,143,000 12,185,996
Flagship Credit Auto Trust 2022-4 E, 12.6600%, 1/15/30
ž
5,000,000 3,444,625
Flagship Credit Auto Trust 2023-1 E, 11.4400%, 4/15/30
ž
8,000,000 6,486,447
Flagship Credit Auto Trust 2023-3 E, 9.7400%, 6/17/30
ž
4,725,000 3,153,040
FNA 9 LLC 2026-1 A, 5.5090%, 4/16/46
‡,ž
3,968,982 3,964,791
Foundation Finance Trust 2023-2A D, 9.1000%, 6/15/49
ž
2,243,456 2,351,978
Foundation Finance Trust 2025-3A D, 5.7100%, 8/15/52
ž
3,725,000 3,667,419
Hilton Grand Vacations Trust 2022-1D D, 6.7900%, 6/20/34
ž
526,780 526,889
Hilton Grand Vacations Trust 2025-1A C, 5.5200%, 5/27/42
ž
2,143,530 2,142,639
Hilton Grand Vacations Trust 2025-2A C, 5.1200%, 5/25/44
ž
4,789,291 4,740,692
Hilton Grand Vacations Trust 2026-1A D, 7.2100%, 2/25/43
ž
4,724,543 4,753,023
Hotwire Funding LLC 2021-1 C, 4.4590%, 11/20/51
ž
3,000,000 2,985,177
Huntington Bank Auto Credit-Linked Notes 2024-1 C, CME Term Average SOFR
30 Day + 3.1500%, 6.7587%, 5/20/32
‡,ž
798,842 804,587
Huntington Bank Auto Credit-Linked Notes 2024-1 D, CME Term Average SOFR
30 Day + 5.2500%, 8.8587%, 5/20/32
‡,ž
319,537 322,751
Huntington Bank Auto Credit-Linked Notes 2024-1 E, CME Term Average SOFR
30 Day + 8.2500%, 11.8587%, 5/20/32
‡,ž
958,611 984,430
Huntington Bank Auto Credit-Linked Notes 2025-1 D, CME Term Average SOFR
30 Day + 3.5000%, 7.1087%, 3/21/33
‡,ž
1,611,947 1,619,343
Huntington Bank Auto Credit-Linked Notes 2025-2 D, CME Term Average SOFR
30 Day + 3.2500%, 6.8587%, 9/20/33
‡,ž
2,450,266 2,452,041
Huntington Bank Auto Credit-Linked Notes 2026-1 D, CME Term Average SOFR
30 Day + 4.5000%, 8.1087%, 2/20/34
‡,ž
10,364,229 10,364,140
Jersey Mike's Funding 2025-1A A2, 5.6100%, 8/16/55
ž
14,832,913 14,917,939
Lendbuzz Securitization Trust 2023-2A B, 8.6900%, 6/15/29
ž
9,826,000 10,130,450
Lendbuzz Securitization Trust 2024-1A B, 6.5800%, 9/15/29
ž
2,500,000 2,532,573
Lendbuzz Securitization Trust 2024-1A C, 7.5800%, 9/15/30
ž
4,981,000 5,102,073
Lendbuzz Securitization Trust 2025-2A C, 5.2800%, 4/15/31
ž
3,329,000 3,263,518
Lendbuzz Securitization Trust 2026-1A A2, 4.6800%, 7/15/30
ž
7,238,316 7,223,505
Lendbuzz Securitization Trust 2026-1A B, 5.1600%, 12/16/30
ž
1,261,332 1,254,259
Lendbuzz Securitization Trust 2026-1A C, 5.7400%, 9/15/31
ž
1,621,453 1,619,876
Libra Solutions LLC 2024-1A A, 5.8800%, 9/30/38
ž
8,000,000 7,913,507
Libra Solutions LLC 2024-1A B, 7.9100%, 9/30/38
ž
3,000,000 2,972,282
Libra Solutions LLC 2025-1A B, 8.0550%, 8/15/39
ž
13,752,000 13,558,089
Libra Solutions LLC 2025-1A C, 9.9000%, 8/15/39
ž
3,000,000 2,952,024
Lmdv Issuer Co. LLC 2025-1A C, 7.8800%, 12/15/55
ž
4,861,000 4,934,401
LOANME Trust 2019-1 B, 13.0000%, 8/15/30
Ç,ž
4,197,919 881,563
Luxury Lease Partners Auto Lease Trust 2024-4 A, 7.2920%, 7/15/30
ž
388,806 390,303

Janus Henderson Multi-Sector Income Fund
Schedule of Investments
June 30, 2026
94 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Asset-Backed Securities - (continued)
Luxury Lease Partners Auto Lease Trust 2024-4 B, 10.4910%, 7/15/30
ž
$ 5,100,000 $ 5,104,972
Luxury Lease Partners Auto Lease Trust 2025-A A, 5.5100%, 3/15/32
ž
19,027,531 18,967,824
Marlette Funding Trust 2023-1A D, 8.1500%, 4/15/33
ž
10,610,697 10,744,763
Marlette Funding Trust 2023-2A D, 7.9200%, 6/15/33
ž
8,157,673 8,270,046
Marlette Funding Trust 2023-3A D, 8.0400%, 9/15/33
ž
8,045,170 8,172,177
Marlette Funding Trust 2023-4A B, 8.1500%, 12/15/33
ž
2,500,000 2,551,861
Marlette Funding Trust 2025-1A D, 6.0200%, 7/16/35
ž
13,864,000 13,768,902
MetroNet Infrastructure Issuer LLC 2026-1A C, 7.1000%, 4/20/56
ž
10,295,000 10,342,676
MVW LLC 2021-1WA D, 3.1700%, 1/22/41
ž
535,999 518,949
NRM FNT1 Excess LLC 2024-FNT1 A, 7.3980%, 11/25/31
Ç,ž
12,311,690 12,403,171
Oak Street Investment Grade Net Lease Fund 2020-1A B1, 5.1100%, 11/20/50
ž
4,499,000 2,708,957
Oak Street Investment Grade Net Lease Fund 2021-1A B1, 4.2300%, 1/20/51
ž
6,250,000 3,756,035
OnDeck Asset Securitization IV LLC 2025-1A C, 6.6400%, 4/19/32
ž
1,287,000 1,291,899
OnDeck Asset Securitization IV LLC 2025-1A D, 8.7700%, 4/19/32
ž
2,800,000 2,821,911
OnDeck Asset Securitization IV LLC 2025-2A C, 6.3000%, 11/17/32
ž
1,750,000 1,757,662
OnDeck Asset Securitization Trust IV LLC 2023-1A B, 8.2500%, 8/19/30
ž
6,250,000 6,255,902
OnDeck Asset Securitization Trust IV LLC 2024-1A B, 7.1500%, 6/17/31
ž
6,000,000 6,056,761
Pagaya AI Debt Trust 2022-1 C, 4.8880%, 10/15/29
ž
940,571 936,233
Pawneee Equipment Receivables LLC 2022-1 E, 9.5000%, 9/17/29
ž
5,379,000 5,376,102
Post Road Equipment Finance LLC 2024-1A D, 6.7700%, 10/15/30
ž
1,100,000 1,112,271
Post Road Equipment Finance LLC 2024-1A E, 8.5000%, 12/15/31
ž
3,200,000 3,255,742
Post Road Equipment Finance LLC 2025-1A E, 7.0800%, 5/17/32
ž
3,000,000 3,003,006
Post Road Equipment Finance LLC 2026-1A E, 7.7000%, 1/17/34
ž
3,829,000 3,907,542
Prestige Auto Receivables Trust 2023-1A E, 9.8800%, 5/15/30
ž
6,000,000 6,168,328
Project Silver 2019-1 C, 6.9000%, 7/15/44
ž
1,349,459 1,233,972
Project Silver 2019-1 E, 0.0000%, 3/15/44
ž
1,500,000 375,000
QTS Issuer ABS II LLC 2026-1A B, 6.7290%, 1/5/56
ž
9,757,516 9,765,757
QTS Issuer ABS II LLC 2026-6A B, 7.1420%, 7/5/56
ž
12,141,000 12,146,507
Raptor Aircraft Finance I LLC 2019-1 A, 4.2130%, 8/23/44
ž
4,984,217 4,765,709
RCKT Mortgage Trust 2024-CES1 A1B, 6.3250%, 2/25/44
‡,ž
5,119,179 5,127,890
RCKT Mortgage Trust 2026-CES2 M1A, 5.3550%, 2/25/56
‡,ž
4,132,000 4,009,180
Reach ABS Trust 2024-1A C, 6.9000%, 2/18/31
ž
11,152,000 11,298,860
Reach ABS Trust 2025-2A C, 5.6900%, 8/18/32
ž
10,037,000 9,927,496
Reach ABS Trust 2026-1A D, 5.1600%, 2/15/33
ž
11,091,000 10,837,011
ReadyCap Lending Small Business Loan Trust 2023-3 A, US Prime Rate +
0.0700%, 6.8200%, 4/25/48
‡,ž
4,566,378 4,613,465
Research-Driven Pagaya Motor Asset Trust 2026-2A A4, 5.6200%, 2/26/35
ž
11,834,000 11,791,124
Research-Driven Pagaya Motor Asset Trust 2026-R1A A, 5.6590%, 7/25/34
ž
11,971,728 12,009,626
Research-Driven Pagaya Motor Asset Trust 2026-R1A B, 6.2110%, 7/25/34
ž
7,601,000 7,615,523
RKTL 2026-1A D, 5.2100%, 2/26/35
ž
10,290,000 10,099,977
Saluda Grade Alternative Mortgage Trust 2023-FIG4 C, 8.0070%, 11/25/53
‡,ž
4,350,392 4,454,381
Santander Bank Auto Credit-Linked Notes 2023-B E, 8.4080%, 12/15/33
ž
1,499,830 1,519,267
Santander Bank Auto Credit-Linked Notes 2023-B F, 12.2400%, 12/15/33
ž
3,387,852 3,500,084
Santander Bank Auto Credit-Linked Notes 2023-B G, 17.1280%, 12/15/33
ž
1,588,055 1,649,430
Santander Bank Auto Credit-Linked Notes 2024-A E, 7.7620%, 6/15/32
ž
3,823,637 3,866,289
Santander Bank Auto Credit-Linked Notes 2024-A F, 10.1710%, 6/15/32
ž
4,330,736 4,460,969
Santander Bank Auto Credit-Linked Notes 2024-A G, 13.0300%, 6/15/32
ž
4,197,844 4,332,205
Santander Bank Auto Credit-Linked Notes 2024-B E, 6.7990%, 1/18/33
ž
4,069,913 4,083,396
Santander Bank Auto Credit-Linked Notes 2024-B F, 8.8810%, 1/18/33
ž
10,988,766 11,132,221
Santander Bank Auto Credit-Linked Notes 2024-B G, 12.2310%, 1/18/33
ž
6,792,007 6,952,984
Santander Bank Auto Credit-Linked Notes 2025-A F, 7.3430%, 1/16/34
ž
5,828,000 5,798,250
Santander Bank Auto Credit-Linked Notes 2026-A E, 6.8070%, 7/17/34
ž
8,250,000 8,235,650
SBNA Auto Receivables Trust 2024-A E, 8.0000%, 4/15/32
ž
6,000,000 6,143,955
SEB Funding LLC 2026-1A A2, 6.6650%, 1/30/56
ž
9,900,000 9,785,044

Janus Henderson Multi-Sector Income Fund
Schedule of Investments
June 30, 2026
Janus Investment Fund 95
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Asset-Backed Securities - (continued)
SF ABS Issuer LLC 2025-1A A2, 5.3770%, 11/25/55
ž
$ 28,618,000 $ 28,131,146
Sierra Timeshare Receivables Funding LLC 2022-3A C, 7.6300%, 7/20/39
ž
390,094 395,450
Sierra Timeshare Receivables Funding LLC 2023-1A C, 7.0000%, 1/20/40
ž
529,974 538,272
Sierra Timeshare Receivables Funding LLC 2023-3A D, 9.4400%, 9/20/40
ž
750,979 771,061
Sierra Timeshare Receivables Funding LLC 2024-1A D, 8.0200%, 1/20/43
ž
682,261 692,693
Sierra Timeshare Receivables Funding LLC 2024-2A D, 7.4800%, 6/20/41
ž
1,395,776 1,407,368
Sierra Timeshare Receivables Funding LLC 2024-3A D, 6.9300%, 8/20/41
ž
2,442,068 2,435,662
Sierra Timeshare Receivables Funding LLC 2025-1A D, 6.8600%, 1/21/42
ž
4,511,744 4,488,400
Sierra Timeshare Receivables Funding LLC 2025-3A C, 4.9800%, 8/22/44
ž
1,940,065 1,926,573
Sierra Timeshare Receivables Funding LLC 2025-3A D, 6.5400%, 8/22/44
ž
2,845,429 2,834,982
Sierra Timeshare Receivables Funding LLC 2026-1A D, 7.1000%, 12/22/42
ž
6,247,136 6,239,439
SoFi Consumer Loan Program Trust 2025-3 D, 5.3500%, 8/15/34
ž
10,243,000 10,169,528
Sotheby's ArtFi Master Trust 2026-1A E, 7.2700%, 6/20/33
ž
1,750,000 1,764,239
Stack Infrastructure Issuer LLC 2026-1A A2, 5.0000%, 3/27/56
ž
16,603,000 16,095,725
Start II Ltd. 2019-1 E, 0.0000%, 3/15/44
‡,ž
1,500,000 1,181,250
Switch ABS Issuer LLC 2024-2A A2, 5.4360%, 6/25/54
ž
11,655,000 11,506,663
Switch ABS Issuer LLC 2024-2A C, 10.0330%, 6/25/54
ž
10,000,000 10,242,146
Theorem Funding Trust 2022-3A B, 8.9500%, 4/15/29
ž
2,023,809 2,045,002
Thunderbolt III Aircraft Lease Ltd. 2019-1 E, 0.0000%, 11/15/39
ž
5,000,000 3,555,000
Tricolor Auto Securitization Trust 2024-1A C, 6.9900%, 1/18/28
¢,€,ž
1,850,000 1,385,544
Tricolor Auto Securitization Trust 2024-1A D, 8.6100%, 4/17/28
¢,€,ž
3,145,000 1,867,136
Truist Bank Auto Credit-Linked Notes 2025-1 C, 6.8070%, 9/26/33
ž
1,250,994 1,247,670
Truist Bank Auto Credit-Linked Notes 2025-1 D, 9.6850%, 9/26/33
ž
1,603,839 1,598,824
Truist Bank Auto Credit-Linked Notes 2026-1 C, 7.1960%, 6/26/34
ž
4,582,000 4,585,021
Truist Bank Auto Credit-Linked Notes 2026-1 D, 10.1010%, 6/26/34
ž
1,900,000 1,908,640
United Auto Credit Securitization Trust 2024-1 D, 8.3000%, 11/12/29
ž
3,781,253 3,798,298
Upstart Securitization Trust 2023-3 B, 8.2500%, 10/20/33
ž
11,950,922 12,121,915
Upstart Securitization Trust 2025-3 C, 5.4300%, 9/20/35
ž
6,427,000 6,317,833
US Bank NA 2023-1 C, 9.7850%, 8/25/32
ž
396,746 400,517
VB-S1 Issuer LLC 2026-1A D, 5.1930%, 3/15/56
ž
6,328,000 6,202,214
VB-S1 Issuer LLC 2026-1A F, 6.8430%, 3/15/56
ž
5,537,000 5,558,691
VB-S1 Issuer LLC-VBTEL 2024-1A F, 8.8710%, 5/15/54
ž
11,000,000 11,587,666
Vertical Bridge CC LLC 2025-1A C, 7.4460%, 8/16/55
ž
5,923,000 6,003,035
Vertical Bridge CC LLC 2025-1A D, 9.3830%, 8/16/55
ž
16,900,000 17,319,829
Western Funding Auto Loan Trust 2025-1 C, 5.3400%, 11/15/35
ž
8,406,000 8,325,920
Westgate Resorts LLC 2024-1A C, 7.0600%, 1/20/38
ž
2,059,586 2,074,043
Westgate Resorts LLC 2024-1A D, 9.2600%, 1/20/38
ž
1,029,793 1,045,678
Westgate Resorts LLC 2026-1A C, 6.0800%, 10/20/39
ž
3,250,667 3,240,881
Westgate Resorts LLC 2026-1A D, 7.9900%, 10/20/39
ž
4,584,583 4,592,259
Westlake Automobile Receivables Trust 2025-2A D, 5.0800%, 5/15/31
ž
4,740,000 4,726,446
Westlake Automobile Receivables Trust 2026-1A D, 4.7500%, 7/15/31
ž
7,919,000 7,811,390
Zayo Issuer LLC 2026-1A C, 7.7840%, 4/20/56
ž
15,231,000 15,438,606
Total Asset-Backed Securities (cost $1,023,514,085) 1,005,881,311
Bank Loans - 11 .5%
Communication Services - 0 .6%
Gold Rush Bidco Ltd., First Lien Term Loan B2, EURIBOR 6 Month + 3.0000%,
5.4680%, 5/16/31
‡,ƒ
EUR 6,040,000 6,899,768
Luxembourg Investment Co. 438 SARL, First Lien Term Loan, CME Term SOFR 3
Month + 7.0000%, 11.4800%, 1/3/29
€,‡,ƒ
$ 7,944,280 170,802
Ovg Business Services LLC, First Lien Term Loan, CME Term SOFR 1 Month +
3.0000%, 6.6439%, 6/25/31
‡,ƒ
19,949,519 19,937,150
Versant Media Group, Inc., First Lien Term Loan, CME Term SOFR 3 Month +
3.5000%, 7.2322%, 1/30/31
‡,ƒ
10,052,000 10,069,993

Janus Henderson Multi-Sector Income Fund
Schedule of Investments
June 30, 2026
96 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Bank Loans - (continued)
Communication Services - (continued)
Windstream Services LLC, First Lien Term Loan, CME Term SOFR 1 Month +
4.0000%, 7.6439%, 10/6/32
‡,ƒ
$ 6,373,051 $ 6,404,917
43,482,630
Consumer Discretionary - 2 .3%
ADI Global Distribution Funding LLC, First Lien Term Loan B, CME Term SOFR 12
Month + 2.7500%, 6.4567%, 6/17/33
‡,ƒ
3,891,480 3,896,344
Areas Worldwide SA, First Lien Term Loan B5, EURIBOR 6 Month + 3.5000%,
6.0860%, 12/31/29
‡,ƒ
EUR 15,590,000 17,890,405
CD&R Firefly Bidco plc, First Lien Term Loan B10, SONIA 1 Day + 4.7500%,
8.4804%, 4/30/29
‡,ƒ
GBP 4,840,000 6,428,035
Flutter Financing BV, First Lien Term Loan B, CME Term SOFR 3 Month +
2.0000%, 5.7322%, 6/4/32
‡,ƒ
$ 6,566,175 6,531,309
Gategroup Finance LUX SA, First Lien Term Loan B2, EURIBOR 3 Month +
3.5000%, 5.6220%, 6/10/32
‡,ƒ
EUR 11,350,000 13,018,281
Gloves Buyer, Inc., First Lien Term Loan, CME Term SOFR 1 Month + 4.0000%,
7.6439%, 5/21/32
‡,ƒ
$ 12,218,600 12,251,712
Inspired Finco Holdings Ltd., First Lien Term Loan B7, CME Term SOFR 3 Month +
2.7500%, 6.4134%, 2/28/31
‡,ƒ
3,928,365 3,928,365
Inspired Finco Holdings Ltd., First Lien Term Loan B8, EURIBOR 1 Month +
3.0000%, 5.1790%, 2/28/31
‡,ƒ
EUR 10,346,659 11,873,849
Lernen Bidco Ltd., First Lien Term Loan B3, EURIBOR 6 Month + 3.7500%,
6.2970%, 4/25/29
‡,ƒ
EUR 5,760,000 6,570,039
Lernen Bidco Ltd., First Lien Term Loan B3, CME Term SOFR 1 Day + 3.5000%,
7.0100%, 10/27/31
‡,ƒ
$ 6,603,036 6,485,435
Men's Wearhouse, Inc., First Lien Term Loan, CME Term SOFR 3 Month +
5.7500%, 9.4140%, 1/28/31
‡,ƒ
5,580,688 5,621,539
Park River Holdings, Inc., First Lien Term Loan, CME Term SOFR 3 Month +
4.5000%, 8.1920%, 3/17/31
‡,ƒ
9,022,288 9,001,536
Park River Holdings, Inc., First Lien Term Loan B, CME Term SOFR 12 Month +
4.5000%, 8.2411%, 3/17/31
‡,ƒ
5,632,800 5,619,332
Peer Holding III BV, First Lien Term Loan B9, EURIBOR 3 Month + 2.7500%,
5.0410%, 9/27/32
‡,ƒ
EUR 6,010,000 6,874,975
Pioneer OpCo LLC, First Lien Term Loan B, CME Term SOFR 1 Month + 3.2500%,
6.8790%, 5/16/33
‡,ƒ
$ 5,191,110 5,206,891
River Rock Entertainment Authority, First Lien Term Loan, CME Term SOFR 1
Month + 9.0000%, 12.6200%, 6/25/31
‡,ƒ
10,866,000 10,675,845
Verde Purchaser LLC, First Lien Term Loan, CME Term SOFR 3 Month +
4.0000%, 7.7322%, 11/30/30
‡,ƒ
4,401,175 4,153,037
Victra Holdings LLC, First Lien Term Loan, CME Term SOFR 3 Month + 3.7500%,
7.4500%, 3/30/29
‡,ƒ
4,568,988 4,506,164
White Cap Supply Holdings LLC, First Lien Term Loan D, CME Term SOFR 1
Month + 3.5000%, 7.1439%, 2/10/33
‡,ƒ
28,496,613 28,362,964
168,896,057
Consumer Staples - 0 .6%
Artisan Newco BV, First Lien Term Loan B, EURIBOR 3 Month + 3.2500%,
3.2500%, 4/5/32
‡,ƒ
EUR 6,300,000 7,194,547
Artisan Newco BV, First Lien Term Loan B5, EURIBOR 3 Month + 3.5000%,
5.5750%, 4/5/32
‡,ƒ
EUR 2,700,000 3,083,377
Froneri International Ltd., First Lien Term Loan B5, EURIBOR 6 Month + 3.0000%,
5.1490%, 9/30/32
‡,ƒ
EUR 16,320,000 18,522,238
Lavender Dutch BorrowerCo BV, First Lien Term Loan B, CME Term SOFR 3
Month + 3.2500%, 6.9822%, 12/30/32
‡,ƒ
$ 10,585,775 10,466,685

Janus Henderson Multi-Sector Income Fund
Schedule of Investments
June 30, 2026
Janus Investment Fund 97
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Bank Loans - (continued)
Consumer Staples - (continued)
Saratoga Food Specialties LLC, First Lien Term Loan, CME Term SOFR 3 Month +
3.2500%, 6.9137%, 9/13/32
‡,ƒ
$ 2,255,000 $ 2,255,947
41,522,794
Electric Utilities - 0 .1%
Compass Power Generation LLC, First Lien Term Loan B5, CME Term SOFR 1
Month + 2.5000%, 6.1467%, 4/16/29
‡,ƒ
6,687,000 6,681,450
Energy - 0 .2%
Colossus AcquireCo LLC, First Lien Term Loan, 5.3700%, 1/31/33
‡,ƒ
17,234,727 17,112,705
Financials - 1 .3%
Asurion LLC, First Lien Term Loan B13, CME Term SOFR 3 Month + 4.2500%,
7.9134%, 9/19/30
‡,ƒ
25,996,500 25,687,921
DIOT-SIACI BidCo SAS, First Lien Term Loan B, EURIBOR 3 Month + 3.2500%,
5.5410%, 7/26/32
‡,ƒ
EUR 14,930,000 16,987,321
Hudson River Trading LLC, First Lien Term Loan B2, CME Term SOFR 1 Month +
2.5000%, 6.1390%, 3/18/30
‡,ƒ
$ 22,095,408 21,925,937
Jones DesLauriers Insurance Management, Inc., First Lien Term Loan, CME Term
SOFR 3 Month + 3.0000%, 6.6634%, 2/2/33
‡,ƒ
15,923,000 15,210,446
Osaic Holdings, Inc., First Lien Term Loan B1, CME Term SOFR 3 Month +
2.5000%, 6.2322%, 7/30/32
‡,ƒ
4,989,000 4,917,907
USI, Inc., First Lien Term Loan, CME Term SOFR 3 Month + 2.2500%,
5.9500%, 9/27/30
‡,ƒ
8,568,507 8,523,522
93,253,054
Health Care - 1 .7%
Althea Acquisition Bidco SARL, First Lien Term Loan B, EURIBOR 3 Month +
3.2500%, 5.5410%, 1/20/33
‡,ƒ
EUR 18,220,000 20,851,849
Financiere Mendel SAS, First Lien Term Loan B, EURIBOR 12 Month + 3.0000%,
5.7420%, 11/8/30
‡,ƒ
EUR 7,500,000 8,607,445
Grifols International Services USA, Inc., First Lien Term Loan B, CME Term SOFR 6
Month + 2.5000%, 6.1869%, 4/14/33
‡,ƒ
$ 9,708,000 9,727,416
Heartland Dental LLC, First Lien Term Loan, CME Term SOFR 1 Month +
3.5000%, 7.1439%, 8/25/32
‡,ƒ
10,457,000 10,458,987
Hologic, Inc., First Lien Term Loan B, EURIBOR 3 Month + 2.7500%,
5.0530%, 4/7/33
‡,ƒ
EUR 19,940,000 22,763,564
LifePoint Health, Inc., First Lien Term Loan, CME Term SOFR 3 Month + 3.5000%,
7.1773%, 5/19/31
‡,ƒ
$ 976,379 957,954
Loire Finco Luxembourg SARL, First Lien Term Loan B4, EURIBOR 1 Month +
3.7500%, 5.9290%, 1/21/30
‡,ƒ
EUR 2,660,000 3,056,938
LSF12 Pillar Investments Sarl, First Lien Term Loan B, EURIBOR 12 Month +
3.7500%, 6.6100%, 4/29/33
‡,ƒ
EUR 31,460,000 35,974,866
McKesson Medical-Surgical Top Holdings, Inc., First Lien Term Loan B, CME Term
SOFR 3 Month + 2.2500%, 5.9822%, 6/9/32
‡,ƒ
$ 5,366,101 5,361,647
PAREXEL International Corp., First Lien Term Loan, CME Term SOFR 1 Month +
2.5000%, 6.1439%, 12/12/31
‡,ƒ
6,341,108 6,341,107
124,101,773
Industrials - 2 .1%
American Airlines, Inc., First Lien Term Loan, CME Term SOFR 3 Month +
3.0000%, 6.6658%, 5/30/33
‡,ƒ
19,137,000 18,881,904
Azuria Water Solutions, Inc., First Lien Term Loan, CME Term SOFR 1 Month +
2.7500%, 6.3939%, 4/25/33
‡,ƒ
18,433,206 18,369,427
Boluda Towage Luxembourg SARL, First Lien Term Loan B, CME Term SOFR 12
Month + 2.5000%, 6.2411%, 5/27/33
‡,ƒ
3,817,000 3,819,405
Chariot Buyer LLC, First Lien Term Loan, CME Term SOFR 1 Month + 3.0000%,
6.6439%, 9/8/32
‡,ƒ
3,091,860 3,091,149

Janus Henderson Multi-Sector Income Fund
Schedule of Investments
June 30, 2026
98 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Bank Loans - (continued)
Industrials - (continued)
CP Atlas Buyer, Inc., First Lien Term Loan B, CME Term SOFR 1 Month +
5.2500%, 8.8939%, 7/8/30
‡,ƒ
$ 12,916,395 $ 11,316,183
Cube Safety BidCo AB, First Lien Term Loan B, EURIBOR 12 Month + 3.2500%,
5.4970%, 2/21/33
‡,ƒ
EUR 14,093,617 16,168,068
EMRLD Borrower LP, First Lien Term Loan, CME Term SOFR 1 Month + 2.2500%,
5.8939%, 8/4/31
‡,ƒ
$ 13,268,648 13,250,205
EMRLD Borrower LP, First Lien Term Loan B, CME Term SOFR 3 Month +
2.2500%, 5.9158%, 5/31/30
‡,ƒ
9,642,364 9,629,444
Ensemble RCM LLC, First Lien Term Loan, CME Term SOFR 3 Month + 3.0000%,
6.6634%, 2/9/33
‡,ƒ
16,663,064 16,592,246
Gibraltar Industries, Inc., First Lien Term Loan B, CME Term SOFR 1 Month +
2.2500%, 5.8693%, 2/2/33
‡,ƒ
6,168,314 6,152,893
Salas O'Brien, Inc., Delayed Draw First Lien Term Loan, CME Term SOFR 1 Month
+ 2.7500%, 6.4243%, 1/31/33
‡,ƒ
405,041 405,041
Salas O'Brien, Inc., First Lien Term Loan, CME Term SOFR 1 Month + 2.7500%,
6.3939%, 1/31/33
‡,ƒ
8,370,839 8,370,839
Saphira Holdings SARL, First Lien Term Loan B, EURIBOR 12 Month + 3.0000%,
5.7980%, 6/6/33
‡,ƒ
EUR 15,020,000 17,213,471
Skyshield US Bidco Ltd., First Lien Term Loan B, CME Term SOFR 12 Month +
2.5000%, 6.2067%, 6/2/33
‡,ƒ
$ 2,259,000 2,256,176
TAMKO Building Products LLC, First Lien Term Loan, CME Term SOFR 12 Month
+ 3.0000%, 6.8417%, 9/20/30
‡,ƒ
2,207,680 2,204,920
TransDigm, Inc., First Lien Term Loan L, CME Term SOFR 1 Month + 2.5000%,
6.1203%, 1/19/32
‡,ƒ
6,727,550 6,727,886
154,449,257
Information Technology - 0 .9%
CoreWeave Financing DDTL V LLC, Delayed Draw First Lien Term Loan, CME
Term SOFR 1 Day + 4.5000%, 8.1000%, 11/17/31
‡,ƒ
4,680,671 4,773,301
Darktrace Finco US LLC, First Lien Term Loan, CME Term SOFR 3 Month +
3.2500%, 6.9271%, 10/9/31
‡,ƒ
34,367,045 31,256,827
Modena Buyer LLC, First Lien Term Loan, CME Term SOFR 3 Month + 4.2500%,
7.9134%, 7/1/31
‡,ƒ
15,806,295 14,569,453
Project Alpha Intermediate Holding, Inc., First Lien Term Loan, CME Term SOFR 3
Month + 3.2500%, 6.9500%, 10/28/30
‡,ƒ
10,529,879 7,578,881
Rocket Software, Inc., First Lien Term Loan, CME Term SOFR 1 Month + 3.7500%,
7.5084%, 11/28/28
‡,ƒ
10,447,236 9,905,756
68,084,218
Materials - 1 .2%
Ahlstrom Holding 3 Oy, First Lien Term Loan B1, CME Term SOFR 3 Month +
4.2500%, 8.2110%, 5/23/30
‡,ƒ
11,373,052 11,306,748
Bond US Bidco 1, Inc., First Lien Term Loan B, CME Term SOFR 12 Month +
3.5000%, 7.3109%, 5/6/33
‡,ƒ
5,830,333 5,846,366
Node AcquiCo GmbH, First Lien Term Loan B, EURIBOR 12 Month + 3.0000%,
5.7650%, 12/8/32
‡,ƒ
EUR 4,500,000 5,147,652
ProAmpac PG Borrower LLC, First Lien Term Loan, CME Term SOFR 3 Month +
4.0000%, 7.6641%, 3/7/33
‡,ƒ
$ 21,625,683 21,227,987
SK Neptune Husky Group SARL, First Lien Term Loan, CME Term SOFR 1 Month
+ 8.0000%, 12.3200%, 3/31/26
€,‡,ƒ
232,620 26,170
Spa Holdings 3 Oy, First Lien Term Loan B, CME Term SOFR 3 Month + 4.0000%,
7.9610%, 2/4/28
‡,ƒ
2,478,190 2,476,951
Stonepeak Motion Finco LLC, First Lien Term Loan, EURIBOR 12 Month +
2.5000%, 5.2610%, 6/24/33
‡,ƒ
EUR 5,390,000 6,171,964
Stonepeak Motion Finco LLC, First Lien Term Loan B, CME Term SOFR 12 Month
+ 2.5000%, 6.3417%, 6/24/33
‡,ƒ
$ 3,046,000 3,042,192

Janus Henderson Multi-Sector Income Fund
Schedule of Investments
June 30, 2026
Janus Investment Fund 99
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Bank Loans - (continued)
Materials - (continued)
Sword Purchaser LLC, First Lien Term Loan, CME Term SOFR 1 Month +
4.0000%, 7.6526%, 4/11/33
‡,ƒ
$ 29,467,265 $ 28,698,464
83,944,494
Utilities - 0 .5%
Alpha Generation LLC, First Lien Term Loan B, CME Term SOFR 1 Month +
1.7500%, 5.3939%, 9/30/31
‡,ƒ
4,210,995 4,168,085
CPV Valley Holdings LLC, First Lien Term Loan B, CME Term SOFR 3 Month +
2.7500%, 6.4030%, 2/17/33
‡,ƒ
11,459,000 11,444,676
Long Ridge Energy LLC, First Lien Term Loan B, CME Term SOFR 3 Month +
4.5000%, 8.2322%, 2/19/32
‡,ƒ
21,606,694 21,624,627
37,237,388
Total Bank Loans (cost $855,923,107) 838,765,820
Collateralized Loan Obligations - 13 .1%
Ares Loan Funding VIII Ltd. 2024-ALF8 A1, CME Term SOFR 3 Month + 1.2500%,
4.9171%, 1/24/38
‡,ž
20,000,000 20,019,140
Arini European CLO II DAC 2A DR, EURIBOR 3 Month + 3.1500%, 5.3540%,
10/15/38
‡,ž
EUR 9,310,000 10,754,037
Bain Capital Credit CLO Ltd. 2023-3A A1R, CME Term SOFR 3 Month + 1.3100%,
4.9771%, 10/24/38
‡,ž
$ 62,250,000 62,337,380
Bain Capital Euro CLO DAC 2024-2A DR, EURIBOR 3 Month + 3.1000%,
5.3290%, 1/15/37
‡,ž
EUR 11,300,000 12,964,835
Barings Loan Partners CLO 5 Ltd. LP-5A A, CME Term SOFR 3 Month + 1.2200%,
4.8952%, 1/20/35
‡,ž
$ 25,000,000 25,012,500
Benefit Street Partners CLO 43 Ltd. 2025-43A A, CME Term SOFR 3 Month +
1.2700%, 4.9452%, 10/20/38
‡,ž
29,665,000 29,699,993
Benefit Street Partners CLO XXVIII Ltd. 2022-28A AR, CME Term SOFR 3 Month
+ 1.3500%, 5.0252%, 10/20/37
‡,ž
40,000,000 40,070,160
Blackrock European CLO XVI DAC 16A D, EURIBOR 3 Month + 3.0500%,
5.1100%, 1/15/39
‡,ž
EUR 10,180,000 11,684,795
Capital Four CLO VII DAC 7A BR, EURIBOR 3 Month + 1.6500%, 3.7720%,
4/25/39
‡,ž
EUR 17,880,000 20,439,168
Capital Four CLO XI DAC 11A D, EURIBOR 3 Month + 3.1000%, 5.2240%,
1/25/39
‡,ž
EUR 9,700,000 11,114,958
Capital Four CLO XII DAC 12A C, EURIBOR 3 Month + 2.0500%, 4.5130%,
7/15/39
‡,ž
EUR 7,620,000 8,758,099
Capital Four CLO XII DAC 12A D, EURIBOR 3 Month + 3.0000%, 5.4630%,
7/15/39
‡,ž
EUR 8,754,000 9,994,193
Carlyle US CLO Ltd. 2017-2A AR2, CME Term SOFR 3 Month + 1.4900%,
5.1652%, 7/20/37
‡,ž
$ 32,500,000 32,565,777
Carlyle US CLO Ltd. 2017-2AR AR3, CME Term SOFR 3 Month + 1.2200%,
0.0000%, 7/20/37
†,‡,ž
32,500,000 32,499,837
Carlyle US CLO Ltd. 2021-11A A2R, CME Term SOFR 3 Month + 1.6100%,
5.2766%, 7/25/37
‡,ž
13,500,000 13,532,045
Cedar Funding IX CLO Ltd. 2018-9A AR, CME Term SOFR 3 Month + 1.4200%,
5.0952%, 7/20/37
‡,ž
29,000,000 29,056,889
Cedar Funding XIV CLO Ltd. 2021-14A AR, CME Term SOFR 3 Month + 1.3800%,
5.0531%, 10/15/37
‡,ž
37,860,000 37,920,281
CIFC Funding Ltd. 2019-7A A1R, CME Term SOFR 3 Month + 1.2800%, 4.9552%,
10/19/38
‡,ž
49,782,000 49,862,662
Contego CLO XV DAC 15A B, EURIBOR 3 Month + 1.7000%, 3.8920%, 4/15/40
‡,ž
EUR 21,560,000 24,766,905
Fair Oaks Loan Funding VII DAC 7A B, EURIBOR 3 Month + 1.8000%, 4.0910%,
7/15/39
‡,ž
EUR 9,160,000 10,476,552
Fair Oaks Loan Funding VII DAC 7A C, EURIBOR 3 Month + 2.1000%, 4.3910%,
7/15/39
‡,ž
EUR 4,050,000 4,645,058

Janus Henderson Multi-Sector Income Fund
Schedule of Investments
June 30, 2026
100 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Fair Oaks Loan Funding VII DAC 7A D, EURIBOR 3 Month + 3.0500%, 5.3410%,
7/15/39
‡,ž
EUR 4,900,000 $ 5,619,387
Grosvenor Place CLO 11 DAC 11A C, EURIBOR 3 Month + 2.1500%, 4.9040%,
8/15/39
‡,ž
EUR 9,910,000 11,380,778
Grosvenor Place CLO 11 DAC 11A D, EURIBOR 3 Month + 3.0000%, 5.7540%,
8/15/39
‡,ž
EUR 13,280,000 15,225,134
Henley CLO X DAC 10A CR, EURIBOR 3 Month + 1.9500%, 4.0430%, 7/20/40
‡,ž
EUR 2,200,000 2,517,578
Henley CLO X DAC 10A DR, EURIBOR 3 Month + 3.0000%, 5.0930%, 7/20/40
‡,ž
EUR 11,590,000 13,321,700
Jubilee CLO XXXIV DAC 2026-34A C, EURIBOR 3 Month + 2.0500%, 0.0000%,
1/15/41
†,‡,ž
EUR 9,030,000 10,348,505
Jubilee CLO XXXIV DAC 2026-34A D, EURIBOR 3 Month + 3.0500%, 0.0000%,
1/15/41
†,‡,ž
EUR 9,260,000 10,621,611
KKR CLO 35 Ltd. 35A AR, CME Term SOFR 3 Month + 1.2000%, 4.8752%,
1/20/38
‡,ž
$ 20,000,000 20,004,616
Madison Park Funding LXVI Ltd. 2024-66A A2, CME Term SOFR 3 Month +
1.5800%, 5.2521%, 10/21/37
‡,ž
27,000,000 27,062,203
Madison Park Funding LXXIII Ltd. 2025-73A A1, CME Term SOFR 3 Month +
1.3000%, 4.9804%, 10/17/38
‡,ž
57,500,000 57,574,601
Madison Park Funding XXXII Ltd. 2018-32A A1R2, CME Term SOFR 3 Month +
1.3600%, 5.0236%, 7/22/37
‡,ž
20,000,000 20,031,610
Magnetite XLIV Ltd. 2024-44A A1, CME Term SOFR 3 Month + 1.3500%,
5.0231%, 10/15/37
‡,ž
35,700,000 35,770,258
North Westerly V Leveraged Loan Strategies CLO DAC V-A CRR, EURIBOR 3
Month + 2.5000%, 4.6050%, 7/20/39
‡,ž
EUR 6,670,000 7,699,863
North Westerly V Leveraged Loan Strategies CLO DAC V-A DRR, EURIBOR 3
Month + 3.5500%, 5.6550%, 7/20/39
‡,ž
EUR 12,590,000 14,445,157
OCP CLO Ltd. 2017-14A A1R, CME Term SOFR 3 Month + 1.3700%, 5.0452%,
7/20/37
‡,ž
$ 20,000,000 20,033,536
OCP Euro CLO DAC 2026-16A C, EURIBOR 3 Month + 2.0000%, 0.0000%,
7/20/40
†,‡,ž
EUR 6,714,000 7,686,665
OCP Euro CLO DAC 2026-16A D, EURIBOR 3 Month + 2.9000%, 0.0000%,
7/20/40
†,‡,ž
EUR 11,840,000 13,548,509
Octagon Investment Partners 42 Ltd. 2019-3A A1RR, CME Term SOFR 3 Month +
1.3600%, 5.0331%, 7/15/37
‡,ž
$ 20,000,000 20,033,616
OHA Credit Funding 8 Ltd. 2021-8A A2R, CME Term SOFR 3 Month + 1.4800%,
5.1552%, 1/20/38
‡,ž
26,000,000 26,047,174
Palmer Square European CLO DAC 2021-2A DR, EURIBOR 3 Month + 3.1500%,
5.3540%, 3/15/38
‡,ž
EUR 10,270,000 11,793,878
Penta CLO 11 DAC 2022-11A BRR, EURIBOR 3 Month + 1.6500%, 3.7897%,
1/15/39
‡,ž
EUR 15,650,000 18,025,718
Penta CLO 15 DAC 2023-15A DR, EURIBOR 3 Month + 3.0500%, 5.2540%,
10/15/38
‡,ž
EUR 6,520,000 7,456,849
Polus Eu CLO XXI DAC 21A B, EURIBOR 3 Month + 2.0000%, 4.5050%,
4/25/39
‡,ž
EUR 11,730,000 13,471,841
Polus Eu CLO XXI DAC 21A C, EURIBOR 3 Month + 2.5000%, 5.0050%,
4/25/39
‡,ž
EUR 6,040,000 6,948,149
Providus CLO XIV DAC 14A B, EURIBOR 3 Month + 1.6000%, 3.8740%,
4/18/40
‡,ž
EUR 14,470,000 16,640,682
RRE 18 Loan Management DAC 18A A2R, EURIBOR 3 Month + 1.6000%,
3.8040%, 4/15/38
‡,ž
EUR 8,000,000 9,191,091
RRE 18 Loan Management DAC 18A CR, EURIBOR 3 Month + 2.6500%,
4.8540%, 4/15/38
‡,ž
EUR 9,000,000 10,276,864
Storm King Park CLO Ltd. 2022-1A AR, CME Term SOFR 3 Month + 1.3600%,
5.0331%, 10/15/37
‡,ž
$ 23,900,000 23,941,787
Total Collateralized Loan Obligations (cost $960,830,113) 954,894,624

Janus Henderson Multi-Sector Income Fund
Schedule of Investments
June 30, 2026
Janus Investment Fund 101
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Convertible Bond - 0 .2%
Health Care - 0 .2%
Bridgebio Pharma, Inc., 0.7500%, 2/1/33
ž
(cost $13,952,652) $ 13,423,000 $ 13,290,112
Corporate Bonds - 31 .8%
Communication Services - 3 .1%
Alphabet, Inc., 5.3000%, 5/15/65 89,000 81,622
AMC Global Media, Inc., 10.5000%, 7/15/32
ž
252,000 259,033
Bell Canada, U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year +
2.3900%, 6.8750%, 9/15/55
‡
444,000 453,841
Big Sky Funding LLC, 5.5000%, 12/31/27
¢
36,200,000 36,200,000
Big Sky Funding LLC, 8.5000%, 12/31/27
¢
24,800,000 24,800,000
Black Pearl Compute LLC, 6.1250%, 2/15/31
ž
23,649,000 23,952,062
Cinemark USA, Inc., 5.2500%, 7/15/28
ž
125,000 124,784
Clear Channel Outdoor Holdings, Inc., 7.5000%, 6/1/29
ž
267,000 267,138
Connect Finco Sarl, 9.0000%, 9/15/29
ž
446,000 469,301
Dotdash Meredith, Inc., 7.6250%, 6/15/32
ž
278,000 263,134
Fibercop SpA, 7.2000%, 7/18/36
ž
264,000 270,719
Koninklijke KPN NV, 8.3750%, 10/1/30 220,000 250,313
Lamar Media Corp., 3.7500%, 2/15/28 502,000 492,576
Level 3 Financing, Inc., 3.7500%, 7/15/29
ž
915,000 882,975
Level 3 Financing, Inc., 7.5000%, 2/15/37
ž
24,637,921 25,287,842
Meridian Arc Holdco LLC, 6.2500%, 4/30/31
ž
453,000 454,015
Meta Platforms, Inc., 5.7500%, 5/15/63 290,000 261,082
Midcontinent Communications, 8.0000%, 8/15/32
#,ž
272,000 238,454
Orange SA, 9.0000%, 3/1/31
Ç
210,000 245,255
Outfront Media Capital LLC, 4.2500%, 1/15/29
ž
474,000 461,540
Paramount Global, 7.8750%, 7/30/30 463,000 486,271
PR RNO Property Owner 1 LLC, 6.5000%, 5/1/31
ž
497,000 496,283
ROBLOX Corp., 3.8750%, 5/1/30
ž
22,237,000 21,014,497
SE Cosmos LLC, 8.8750%, 5/1/31
ž
23,870,000 24,540,079
SoftBank Group Corp., 6.8750%, 1/10/31
¥
6,574,000 6,513,760
Space Exploration Technologies Corp., 5.8750%, 7/15/36
ž
17,403,000 17,176,144
Stagwell Global LLC, 5.6250%, 8/15/29
ž
226,000 217,982
SV RNO Property Owner 1 LLC, 5.8750%, 3/1/31
ž
456,000 449,426
TELUS Corp., U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year +
2.7690%, 6.6250%, 10/15/55
‡
50,000 50,696
Uniti Group LP, 6.5000%, 2/15/29
#,ž
272,000 269,853
Univision Communications, Inc., 8.5000%, 7/31/31
ž
4,151,000 4,168,961
Univision Communications, Inc., 9.3750%, 8/1/32
ž
10,069,000 10,230,497
Univision Communications, Inc., 8.8750%, 4/15/33
ž
10,423,000 10,260,649
Virgin Media Finance plc, 5.0000%, 7/15/30
ž
525,000 399,198
Vmed O2 UK Financing I plc, 6.7500%, 1/15/33
ž
15,759,000 13,342,609
WMG Acquisition Corp., 3.8750%, 7/15/30
ž
276,000 261,455
225,594,046
Consumer Discretionary - 5 .5%
American Builders & Contractors Supply Co., Inc., 3.8750%, 11/15/29
ž
205,000 195,379
Angi Group LLC, 3.8750%, 8/15/28
ž
145,000 122,525
Arko Corp., 5.1250%, 11/15/29
#,ž
291,000 269,175
Beazer Homes USA, Inc., 7.5000%, 3/15/31
ž
224,000 223,008
Beazer Homes USA, Inc., 8.0000%, 1/15/32
ž
4,364,000 4,375,727
Bloomin' Brands, Inc., 5.1250%, 4/15/29
#,ž
198,000 188,339
Brookfield Residential Properties, Inc., 4.8750%, 2/15/30
#,ž
500,000 465,299
Caesars Entertainment, Inc., 6.0000%, 10/15/32
#,ž
25,505,000 23,111,598
Carvana Co., 9.0000%, 6/1/30
Ø,ž
21,119,941 21,834,323
Carvana Co., 9.0000%, 6/1/31
Ø,ž
8,691,142 9,591,594

Janus Henderson Multi-Sector Income Fund
Schedule of Investments
June 30, 2026
102 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Consumer Discretionary - (continued)
Century Communities, Inc., 6.6250%, 9/15/33
ž
$ 18,145,000 $ 18,322,077
Crocs, Inc., 4.2500%, 3/15/29
ž
478,000 463,780
Cyprium Corp., 6.3750%, 4/15/34
ž
19,861,000 19,821,296
eBay, Inc., 4.0000%, 7/15/42 324,000 258,061
Fertitta Entertainment LLC, 4.6250%, 1/15/29
ž
382,000 371,455
Fertitta Entertainment LLC, 6.7500%, 1/15/30
#,ž
269,000 263,809
Flutter Treasury DAC, 6.1250%, 6/4/31
¥
GBP 11,140,000 14,752,273
Gee Automotive Holdings LLC, 7.2500%, 3/1/31
ž
$ 181,000 183,395
Hilton Domestic Operating Co., Inc., 5.8750%, 4/1/29
ž
183,000 185,039
Hilton Domestic Operating Co., Inc., 3.7500%, 5/1/29
ž
180,000 173,595
Hilton Domestic Operating Co., Inc., 5.5000%, 9/15/31
ž
269,000 269,688
Hilton Grand Vacations Borrower LLC, 4.8750%, 7/1/31
#,ž
23,008,000 21,626,160
KB Home, 4.8000%, 11/15/29 234,000 231,267
Kohl's Corp., 5.1250%, 5/1/31
Ç
527,000 471,118
Las Vegas Sands Corp., 5.3000%, 5/15/31 6,054,000 6,030,841
LCM Investments Holdings II LLC, 4.8750%, 5/1/29
ž
460,000 447,867
Leggett & Platt, Inc., 4.4000%, 3/15/29 270,000 263,670
LGI Homes, Inc., 4.0000%, 7/15/29
#,ž
6,363,000 5,929,094
LGI Homes, Inc., 7.0000%, 11/15/32
#,ž
25,348,000 25,189,795
Marriott International, Inc., 5.1000%, 5/1/38 199,000 191,913
Marriott International, Inc., 5.5000%, 4/15/37 251,000 253,412
Match Group Holdings II LLC, 4.1250%, 8/1/30
ž
207,000 194,820
Mattamy Group Corp., 6.0000%, 12/15/33
ž
281,000 269,733
Men's Wearhouse LLC (The), 9.0000%, 2/1/31
ž
206,000 218,881
Michaels Cos., Inc. (The), 8.5000%, 3/15/33
ž
10,794,000 10,691,399
Midwest Gaming Borrower LLC, 4.8750%, 5/1/29
ž
454,000 441,947
Mohegan Tribal Gaming Authority, 8.2500%, 4/15/30
ž
15,366,000 16,005,241
Mohegan Tribal Gaming Authority, 11.8750%, 4/15/31
ž
14,740,000 15,969,257
NCL Corp. Ltd., 6.2500%, 3/1/30
ž
227,000 226,453
NCL Corp. Ltd., 6.7500%, 2/1/32
ž
268,000 267,397
NCL Corp. Ltd., 5.8750%, 1/15/31
ž
230,000 223,227
Newell Brands, Inc., 6.3750%, 9/15/27 223,000 224,616
Park River Holdings, Inc., 8.7500%, 12/31/30
#,ž
10,728,000 10,394,398
Penn Entertainment, Inc., 6.7500%, 4/1/31
ž
17,785,000 17,877,553
Petco Health & Wellness Co., Inc., 8.2500%, 2/1/31
ž
59,000 59,461
Pioneer Opco LLC, 7.0000%, 5/15/33
ž
7,463,000 7,594,386
Risewell Homes, Inc., 9.2500%, 10/1/29
ž
6,538,000 6,762,417
Risewell Homes, Inc., 8.5000%, 11/1/30
ž
18,419,000 18,804,694
Rivers Enterprise Borrower LLC, 6.2500%, 10/15/30
ž
444,000 449,548
Royal Caribbean Cruises Ltd., 5.3750%, 1/15/36 21,536,000 21,377,128
SeaWorld Parks & Entertainment, Inc., 5.2500%, 8/15/29
ž
192,000 187,894
Six Flags Entertainment Corp., 8.6250%, 1/15/32
ž
23,745,000 24,449,664
Stellantis Finance US, Inc., 6.4500%, 3/18/35
#,ž
15,296,000 15,039,312
Tapestry, Inc., 5.5000%, 3/11/35 276,000 277,942
Travel + Leisure Co., 6.2500%, 6/1/31
ž
227,000 228,386
Under Armour, Inc., 7.2500%, 7/15/30
ž
206,000 207,581
Victra Holdings LLC, 8.7500%, 9/15/29
#,ž
16,534,000 17,054,375
Voyager Parent LLC, 9.2500%, 7/1/32
ž
21,838,000 23,094,956
Wayfair LLC, 7.2500%, 10/31/29
ž
221,000 228,085
Wayfair LLC, 7.1250%, 5/31/34
ž
14,204,000 14,604,141
Yum! Brands, Inc., 4.7500%, 1/15/30
ž
185,000 181,967
Yum! Brands, Inc., 3.6250%, 3/15/31 208,000 193,591
ZF North America Capital, Inc., 7.1250%, 4/14/30
ž
224,000 225,767

Janus Henderson Multi-Sector Income Fund
Schedule of Investments
June 30, 2026
Janus Investment Fund 103
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Consumer Discretionary - (continued)
ZF North America Capital, Inc., 6.7500%, 4/23/30
ž
$ 270,000 $ 267,739
400,370,528
Consumer Staples - 0 .3%
Anheuser-Busch InBev Worldwide, Inc., 8.2000%, 1/15/39 215,000 270,072
Church & Dwight Co., Inc., 2.3000%, 12/15/31 298,000 263,626
Constellation Brands, Inc., 4.9500%, 11/1/35 250,000 243,247
Industrial F&B Investments III, Inc., 7.7500%, 2/11/33
ž
256,000 260,900
JBS NV, 7.2500%, 11/15/53 91,000 99,698
Kraft Heinz Foods Co., 6.8750%, 1/26/39 102,000 111,784
Lamb Weston Holdings, Inc., 4.1250%, 1/31/30
ž
235,000 225,347
Performance Food Group, Inc., 4.2500%, 8/1/29
ž
233,000 226,165
Pilgrim's Pride Corp., 6.2500%, 7/1/33 9,379,000 9,792,182
Post Holdings, Inc., 6.3750%, 3/1/33
ž
254,000 252,062
Primo Water Holdings, Inc., 4.3750%, 4/30/29
ž
233,000 227,437
Sysco Corp., 6.6000%, 4/1/50
#
175,000 186,160
US Foods, Inc., 4.7500%, 2/15/29
ž
228,000 225,045
Viking Baked Goods Acquisition Corp., 8.6250%, 11/1/31
ž
9,159,000 9,257,972
21,641,697
Energy - 4 .0%
Antero Resources Corp., 5.4000%, 2/1/36 16,882,000 16,615,879
BKV Upstream Midstream LLC, 7.5000%, 10/15/30
ž
195,000 195,747
Calumet Specialty Products Partners LP, 9.7500%, 2/15/31
ž
248,000 262,216
Caturus Energy LLC, 7.1250%, 5/15/31
ž
9,946,000 9,840,380
Chord Energy Corp., 6.0000%, 10/1/30
ž
259,000 260,094
Comstock Resources, Inc., 5.8750%, 1/15/30
ž
189,000 178,259
Crescent Energy Finance LLC, 7.8750%, 4/15/32
ž
181,000 183,269
Crescent Energy Finance LLC, 8.3750%, 1/15/34
ž
256,000 263,680
CVR Energy, Inc., 7.5000%, 2/15/31
ž
378,000 376,201
Delek Logistics Partners LP, 8.6250%, 3/15/29
ž
113,000 117,447
DT Midstream, Inc., 4.1250%, 6/15/29
ž
2,935,000 2,876,353
DT Midstream, Inc., 5.8000%, 12/15/34
ž
14,931,000 15,259,632
Enbridge, Inc., 4.2000%, 11/20/28 205,000 203,165
Enerflex, Inc., 6.8750%, 1/15/31
ž
175,000 179,106
Energy Transfer LP, U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year
+ 2.6760%, 6.5000%, 2/15/56
‡
208,000 209,739
Energy Transfer LP, U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year
+ 2.8290%, 7.1250%, 10/1/54
‡
181,000 186,201
EnQuest plc, 9.8750%, 4/30/31
ž
455,000 465,519
Granite Ridge Resources, Inc., 8.8750%, 11/5/29
ž
33,355,000 32,513,904
Hess Midstream Operations LP, 5.1250%, 6/15/28
ž
67,000 66,814
Hess Midstream Operations LP, 4.2500%, 2/15/30
ž
27,998,000 27,007,448
HF Sinclair Corp., 6.2500%, 1/15/35 245,000 254,390
Hilcorp Energy I LP, 6.0000%, 2/1/31
ž
187,000 181,136
Hilcorp Energy I LP, 8.3750%, 11/1/33
ž
179,000 186,387
Hilcorp Energy I LP, 7.2500%, 2/15/35
ž
272,000 267,815
Howard Midstream Energy Partners LLC, 6.6250%, 1/15/34
ž
14,933,000 15,060,662
Infinity Natural Resources LLC, 7.6250%, 4/1/31
ž
8,367,000 8,310,325
ITT Holdings LLC, 6.5000%, 8/1/29
ž
29,473,000 29,127,588
Kodiak Gas Services LLC, 5.8750%, 4/1/31
ž
460,000 461,180
Kraken Oil & Gas Partners LLC, 7.1250%, 5/15/31
ž
271,000 264,974
Moss Creek Resources Holdings, Inc., 8.2500%, 9/1/31
ž
72,000 71,383
MPLX LP, 6.2000%, 9/15/55 225,000 225,998
Nabors Industries, Inc., 9.1250%, 1/31/30
ž
435,000 454,609

Janus Henderson Multi-Sector Income Fund
Schedule of Investments
June 30, 2026
104 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Energy - (continued)
Nabors Industries, Inc., 8.8750%, 8/15/31
ž
$ 130,000 $ 133,479
NGL Energy Operating LLC, 8.1250%, 2/15/29
ž
456,000 471,993
Noble Finance II LLC, 8.0000%, 4/15/30
ž
145,000 150,243
PBF Holding Co. LLC, 7.8750%, 9/15/30
ž
219,000 223,167
Precision Drilling Corp., 6.8750%, 1/15/29
ž
194,000 195,037
Rockies Express Pipeline LLC, 4.9500%, 7/15/29
ž
197,000 194,420
SESI LLC, 7.8750%, 9/30/30
ž
200,000 203,217
SM Energy Co., 7.0000%, 8/1/32
#,ž
13,519,000 13,643,537
SM Energy Co., 9.6250%, 6/15/33
ž
15,743,000 17,261,239
SM Energy Co., 6.6250%, 4/15/34
ž
2,880,000 2,834,851
South Bow Canadian Infrastructure Holdings Ltd., U.S. Treasury Yield Curve Rate
T-Note Constant Maturity 5 Year + 3.9490%, 7.6250%, 3/1/55
‡
187,000 195,851
Sunoco LP, U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year +
4.2300%, 7.8750%, 9/18/30
‡,ž,μ
35,276,000 36,684,822
Tallgrass Energy Partners LP, 6.7500%, 3/15/34
ž
31,069,000 31,344,085
Talos Production, Inc., 9.0000%, 2/1/29
ž
175,000 182,331
Talos Production, Inc., 9.3750%, 2/1/31
ž
189,000 198,511
Tennessee Gas Pipeline Co. LLC, 7.0000%, 10/15/28 250,000 262,278
TGS ASA, 8.5000%, 1/15/30
ž
451,000 474,050
TransCanada PipeLines Ltd., 4.2500%, 5/15/28 263,000 261,306
Valaris Ltd., 8.3750%, 4/30/30
ž
218,000 226,388
Vermilion Energy, Inc., 7.2500%, 2/15/33
#,ž
214,000 210,389
Viper Energy Partners LLC, 5.7000%, 8/1/35 21,316,000 21,655,564
W&T Offshore, Inc., 10.7500%, 2/1/29
ž
424,000 432,980
WBI Operating LLC, 6.2500%, 10/15/30
ž
196,000 197,090
Western Midstream Operating LP, 5.4500%, 11/15/34 220,000 218,824
Williams Cos., Inc. (The), 6.3000%, 4/15/40 230,000 244,410
290,227,562
Financials - 7 .1%
AerCap Ireland Capital DAC, 3.8500%, 10/29/41 316,000 254,457
Alliant Holdings Intermediate LLC, 7.3750%, 10/1/32
ž
268,000 266,005
Ally Financial, Inc., SOFR + 2.8200%, 6.8480%, 1/3/30
‡
234,000 243,273
Ally Financial, Inc., SOFRINDX + 1.9600%, 5.7370%, 5/15/29
‡
175,000 177,411
Ally Financial, Inc., U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year
+ 2.4500%, 6.6460%, 1/17/40
#,‡
177,000 175,088
AmWINS Group, Inc., 4.8750%, 6/30/29
ž
191,000 184,044
Apollo Debt Solutions BDC, 5.2000%, 12/8/28
ž
3,575,000 3,519,847
Atlas Warehouse Lending Co. LP, 6.2500%, 1/15/30
ž
7,298,000 7,517,482
Atlas Warehouse Lending Co. LP, 4.9500%, 11/15/30
ž
9,526,000 9,392,467
Atlas Warehouse Lending Co. LP, 5.2500%, 1/15/33
ž
5,589,000 5,505,276
Banco Bilbao Vizcaya Argentaria SA, U.S. Treasury Yield Curve Rate T-Note
Constant Maturity 1 Year + 1.9500%, 6.0330%, 3/13/35
‡
200,000 207,780
Bank of America Corp., CME Term SOFR 3 Month + 1.3316%, 3.9700%, 3/5/29
‡
243,000 240,391
Berkshire Hathaway Finance Corp., 4.2500%, 1/15/49 315,000 259,049
BNP Paribas SA, U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year +
4.9690%, 9.2500%, 11/17/27
‡,ž,μ
2,432,000 2,547,474
Bread Financial Holdings, Inc., 6.7500%, 5/15/31
ž
19,337,000 19,775,234
Bread Financial Holdings, Inc., 8.3750%, 6/15/35
ž
178,000 185,810
Burford Capital Global Finance LLC, 6.8750%, 4/15/30
#,ž
4,723,000 4,495,894
Burford Capital Global Finance LLC, 9.2500%, 7/1/31
ž
3,917,000 3,813,709
Burford Capital Global Finance LLC, 7.5000%, 7/15/33
#,ž
27,733,000 23,521,744
Burford Capital Global Finance LLC, 8.5000%, 1/15/34
ž
5,488,000 4,810,232
Capital One Financial Corp., SOFR + 2.0360%, 6.1830%, 1/30/36
‡
17,529,000 17,929,635

Janus Henderson Multi-Sector Income Fund
Schedule of Investments
June 30, 2026
Janus Investment Fund 105
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financials - (continued)
Capital One Financial Corp., SOFR + 2.2600%, 6.0510%, 2/1/35
‡
$ 980,000 $ 1,018,072
Capital One Financial Corp., SOFRINDX + 3.3700%, 7.9640%, 11/2/34
‡
2,030,000 2,334,614
Capital One Financial Corp., M , U.S. Treasury Yield Curve Rate T-Note Constant
Maturity 5 Year + 3.1570%, 3.9500%, 9/1/26
‡,μ
16,368,000 16,317,254
Citigroup, Inc., SOFR + 1.4650%, 5.3330%, 3/27/36
‡
262,000 263,890
Citigroup, Inc., U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year +
1.2800%, 5.5920%, 11/19/34
‡
17,777,000 17,998,316
Citigroup, Inc., U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year +
1.7300%, 5.4110%, 9/19/39
‡
200,000 197,716
Citigroup, Inc., JJ , U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year
+ 2.7450%, 6.5000%, 5/15/31
‡,μ
15,306,000 15,483,635
Citizens Financial Group, Inc., SOFR + 2.0100%, 5.8410%, 1/23/30
‡
160,000 163,992
Citizens Financial Group, Inc., SOFR + 2.3250%, 6.6450%, 4/25/35
‡
238,000 256,291
Credit Acceptance Corp., 6.6250%, 3/15/30
ž
197,000 197,314
EF Holdco, 7.3750%, 9/30/30
ž
17,797,000 17,711,657
Enact Holdings, Inc., 6.2500%, 5/28/29 244,000 251,116
Encore Capital Group, Inc., 8.5000%, 5/15/30
ž
445,000 472,612
Enova International, Inc., 9.1250%, 8/1/29
ž
431,000 451,019
Fifth Third Bancorp, SOFR + 2.1550%, 5.9820%, 1/30/30
‡,ž
249,000 255,856
FirstCash, Inc., 4.6250%, 9/1/28
ž
458,000 450,252
FirstCash, Inc., 5.6250%, 1/1/30
ž
199,000 197,826
Ford Motor Credit Co. LLC, 2.9000%, 2/16/28 260,000 251,111
Freedom Mortgage Holdings LLC, 9.1250%, 5/15/31
ž
78,000 80,644
General Motors Financial Co., Inc., 5.9000%, 1/7/35 255,000 262,033
General Motors Financial Co., Inc., 6.1500%, 7/15/35 249,000 259,482
General Motors Financial Co., Inc., A , CME Term SOFR 3 Month + 3.5980%,
5.7500%, 9/30/27
#,‡,μ
21,721,000 21,703,080
Global Aircraft Leasing Co. Ltd., 8.7500%, 9/1/27
ž
194,000 197,171
Goldman Sachs Group, Inc. (The), CME Term SOFR 3 Month + 1.6916%,
4.4110%, 4/23/39
‡
293,000 264,966
HSBC Holdings plc, CME Term SOFR 3 Month + 1.8716%, 3.9730%, 5/22/30
‡
260,000 253,669
HSBC Holdings plc, SOFR + 1.9700%, 6.1610%, 3/9/29
‡
239,000 244,635
HSBC Holdings plc, 1 , U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5
Year + 2.5130%, 6.7500%, 11/18/32
‡,μ
13,565,000 13,656,008
HUB International Ltd., 7.3750%, 1/31/32
ž
258,000 262,613
ING Groep NV, SOFR + 1.7700%, 5.5500%, 3/19/35
‡
200,000 203,744
Jane Street Group, 6.7500%, 5/1/33
ž
27,460,000 28,238,947
JPMorgan Chase & Co., SOFR + 1.2600%, 5.1480%, 4/23/37
‡
14,254,000 14,151,326
JPMorgan Chase & Co., SOFR + 1.3000%, 5.1930%, 2/5/37
‡
256,000 251,778
JPMorgan Chase & Co., SOFR + 1.4900%, 5.7660%, 4/22/35
‡
206,000 214,263
JPMorgan Chase & Co., PP , U.S. Treasury Yield Curve Rate T-Note Constant
Maturity 5 Year + 2.0800%, 6.1000%, 7/1/31
‡,μ
21,152,000 21,419,787
Lloyds Banking Group plc, U.S. Treasury Yield Curve Rate T-Note Constant Maturity
1 Year + 1.2000%, 5.5900%, 11/26/35
‡
200,000 204,077
Lloyds Banking Group plc, U.S. Treasury Yield Curve Rate T-Note Constant Maturity
1 Year + 1.7500%, 5.6790%, 1/5/35
‡
243,000 249,702
M&T Bank Corp., SOFR + 1.6100%, 5.3850%, 1/16/36
‡
265,000 264,853
M&T Bank Corp., SOFR + 2.2600%, 6.0820%, 3/13/32
‡
154,000 160,711
M&T Bank Corp., U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year +
2.6790%, 3.5000%, 9/1/26
#,‡,μ
9,971,000 9,895,805
Marex Group plc, 5.8290%, 5/8/28 216,000 217,495
Marex Group plc, 6.4040%, 11/4/29 3,001,000 3,073,425
Marex Group plc, 5.6800%, 4/21/31 21,874,000 21,882,499

Janus Henderson Multi-Sector Income Fund
Schedule of Investments
June 30, 2026
106 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financials - (continued)
Mitsubishi UFJ Financial Group, Inc., U.S. Treasury Yield Curve Rate T-Note
Constant Maturity 1 Year + 1.2700%, 5.6150%, 4/24/36
‡
$ 200,000 $ 204,750
Morgan Stanley, SOFR + 1.5100%, 5.1920%, 4/17/31
‡
23,510,000 23,757,682
Morgan Stanley, SOFR + 1.6300%, 5.4490%, 7/20/29
‡
257,000 260,402
Morgan Stanley, SOFRINDX + 1.1800%, 4.8090%, 4/16/32
‡
18,334,000 18,191,474
Morgan Stanley, SOFRINDX + 1.4100%, 5.2960%, 4/10/37
‡
245,000 243,783
Navient Corp., 5.0000%, 3/15/27 10,513,000 10,429,917
Navient Corp., 5.5000%, 3/15/29
#
11,044,000 10,599,720
Navient Corp., 9.3750%, 10/15/31 8,887,000 8,853,179
OneMain Finance Corp., 7.5000%, 5/15/31 220,000 227,284
OneMain Finance Corp., 6.5000%, 3/15/33 14,765,000 14,529,225
OneMain Finance Corp., 6.7500%, 9/15/33 1,285,000 1,272,068
Osaic Holdings, Inc., 6.7500%, 8/1/32
ž
9,415,000 9,431,100
PennyMac Financial Services, Inc., 6.7500%, 2/15/34
ž
16,117,000 15,470,995
Pinnacle Financial Partners, Inc., SOFR + 2.3470%, 6.1680%, 11/1/30
‡
259,000 265,090
PRA Group, Inc., 8.8750%, 1/31/30
ž
205,000 211,552
Regions Financial Corp., SOFR + 2.0600%, 5.5020%, 9/6/35
‡
252,000 254,963
Rithm Capital Corp., 8.0000%, 4/1/29
ž
9,567,000 9,605,268
Rithm Capital Corp., 8.0000%, 7/15/30
ž
15,009,000 14,970,891
Rithm Capital Corp., 8.5000%, 6/1/31
ž
269,000 269,632
Rocket Cos., Inc., 6.1250%, 8/1/31
ž
10,791,000 11,021,083
Santander UK Group Holdings plc, SOFRINDX + 1.5780%, 5.1360%, 9/22/36
‡
266,000 258,522
SLM Corp., SOFRINDX + 2.7100%, 6.4950%, 5/15/32
#,‡
13,193,000 13,177,729
Starwood Property Trust, Inc., 6.5000%, 7/1/30
ž
40,000 40,849
Stonebriar ABF Issuer LLC, 8.1250%, 12/15/30
ž
171,000 178,779
Stonebriar ABF Issuer LLC, 7.0000%, 8/15/31
ž
9,900,000 9,898,521
Sumitomo Mitsui Financial Group, Inc., SOFR + 1.7800%, 5.7960%, 7/8/46
‡
255,000 251,021
Toronto-Dominion Bank (The), 4.9280%, 10/15/35 268,000 263,281
Toronto-Dominion Bank (The), U.S. Treasury Yield Curve Rate T-Note Constant
Maturity 5 Year + 2.7210%, 6.3500%, 10/31/85
‡
11,405,000 11,476,816
US Bancorp, U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year +
2.5410%, 3.7000%, 1/15/27
‡,μ
16,493,000 16,334,934
Velocity Commercial Capital LLC, 9.3750%, 2/15/31
ž
474,000 491,089
519,349,157
Health Care - 2 .2%
CVS Health Corp., 6.0000%, 6/1/63 247,000 241,337
CVS Health Corp., U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year
+ 2.5160%, 6.7500%, 12/10/54
‡
11,744,000 12,235,369
CVS Health Corp., U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year
+ 2.8860%, 7.0000%, 3/10/55
‡
7,363,000 7,644,281
Encompass Health Corp., 4.7500%, 2/1/30 271,000 266,926
HLF Financing Sarl LLC, 4.8750%, 6/1/29
ž
12,169,000 11,392,748
HLF Financing Sarl LLC, 7.7500%, 5/1/33
ž
23,426,000 23,743,305
Humana, Inc., U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year +
2.8910%, 6.6250%, 9/15/56
‡
32,281,000 32,184,025
LifePoint Health, Inc., 10.0000%, 6/1/32
ž
23,500,000 23,460,318
Medline Borrower LP, 5.2500%, 6/15/33
ž
26,070,000 25,915,491
Royalty Pharma plc, 5.4000%, 9/2/34 260,000 262,421
Royalty Pharma plc, 5.9500%, 9/25/55 75,000 74,746
Select Medical Corp., 6.2500%, 12/1/32
#,ž
202,000 196,233
Teva Pharmaceutical Finance Co. LLC, 6.1500%, 2/1/36 10,878,000 11,473,518
Teva Pharmaceutical Finance Netherlands II BV, 4.3750%, 5/9/30 EUR 13,996,000 16,282,331
165,373,049

Janus Henderson Multi-Sector Income Fund
Schedule of Investments
June 30, 2026
Janus Investment Fund 107
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Industrials - 2 .5%
A/S Mileage Plan IP Ltd., 5.0210%, 10/20/29
ž
$ 230,000 $ 227,955
AAR Escrow Issuer LLC, 6.7500%, 3/15/29
ž
233,000 238,038
ACCO Brands Corp., 4.2500%, 3/15/29
#,ž
202,000 188,170
Allied Universal Holdco LLC, 7.8750%, 2/15/31
ž
214,000 223,712
American Airlines, Inc., 5.7500%, 4/20/29
ž
13,471,000 13,497,161
Amrize Finance US LLC, 7.1250%, 7/15/36 229,000 259,348
Arcosa, Inc., 4.3750%, 4/15/29
ž
195,000 191,800
ATI, Inc., 4.8750%, 10/1/29 197,000 194,841
Bombardier, Inc., 7.4500%, 5/1/34
ž
233,000 257,597
BWX Technologies, Inc., 4.1250%, 6/30/28
ž
202,000 198,171
BWX Technologies, Inc., 4.1250%, 4/15/29
ž
234,000 226,764
Canadian National Railway Co., 6.2500%, 8/1/34 177,000 192,929
Canadian National Railway Co., 6.2000%, 6/1/36 211,000 229,102
Canadian Pacific Railway Co., 5.9500%, 5/15/37 249,000 263,458
Carpenter Technology Corp., 5.6250%, 3/1/34
ž
267,000 266,798
CSX Corp., 5.0500%, 6/15/35 75,000 75,154
CSX Corp., 6.1500%, 5/1/37 244,000 263,612
Danaos Corp., 6.8750%, 10/15/32
ž
252,000 260,335
Delta Air Lines, Inc., 5.2500%, 7/10/30 259,000 261,825
Deluxe Corp., 8.0000%, 6/1/29
ž
190,000 191,350
Deluxe Corp., 8.1250%, 9/15/29
ž
191,000 197,735
Dycom Industries, Inc., 4.5000%, 4/15/29
ž
194,000 189,740
EnerSys, 4.3750%, 12/15/27
ž
198,000 196,511
EquipmentShare.com, Inc., 7.1250%, 7/1/34
ž
18,016,000 17,701,413
Esab Corp., 5.6250%, 4/1/31
ž
14,704,000 14,719,956
Garda World Security Corp., 6.5000%, 1/15/31
ž
7,711,000 7,817,250
Garda World Security Corp., 8.2500%, 8/1/32
ž
252,000 257,878
GEO Group, Inc. (The), 8.6250%, 4/15/29 176,000 183,352
GEO Group, Inc. (The), 10.2500%, 4/15/31 174,000 187,998
JH North America Holdings, Inc., 5.8750%, 1/31/31
ž
14,650,000 14,718,928
Kirby Corp., 4.2000%, 3/1/28 267,000 264,541
Latam Airlines Group SA, 7.6250%, 1/7/31
#,ž
20,394,000 21,126,145
Mobility Global, Inc., 5.0500%, 6/15/29
ž
2,036,000 2,039,502
Mobility Global, Inc., 5.4500%, 6/15/31
ž
2,450,000 2,476,480
Mobility Global, Inc., 6.0500%, 6/15/36
ž
2,028,000 2,050,979
Mueller Water Products, Inc., 4.0000%, 6/15/29
ž
481,000 465,929
New Flyer Holdings, Inc., 9.2500%, 7/1/30
ž
160,000 172,000
OneSky Flight LLC, 8.8750%, 12/15/29
ž
208,000 219,955
Owens Corning, 5.9500%, 6/15/54 200,000 203,193
Pitney Bowes, Inc., 7.2500%, 3/15/29
ž
184,000 186,245
Quikrete Holdings, Inc., 6.3750%, 3/1/32
ž
255,000 260,400
QXO Building Products, Inc., 6.5000%, 7/15/31
ž
5,045,000 5,141,718
QXO Building Products, Inc., 6.8750%, 7/15/34
ž
6,263,000 6,429,443
Rand Parent LLC, 8.5000%, 2/15/30
ž
20,315,000 21,043,211
Raven Acquisition Holdings LLC, 6.8750%, 11/15/31
ž
14,053,000 13,735,693
Regal Rexnord Corp., 6.4000%, 4/15/33 240,000 254,729
Reworld Holding Corp., 4.8750%, 12/1/29
ž
38,000 36,243
Roller Bearing Co. of America, Inc., 4.3750%, 10/15/29
ž
455,000 443,634
RR Donnelley & Sons Co., 9.5000%, 8/1/29
ž
105,000 108,866
Seaspan Corp. Pte. Ltd., 5.5000%, 8/1/29
ž
433,000 424,825
Southwest Airlines Co., 5.2500%, 11/15/35 214,000 207,162
Standard Building Solutions, Inc., 6.5000%, 8/15/32
ž
164,000 164,991
Standard Industries, Inc., 4.3750%, 7/15/30
ž
515,000 489,122

Janus Henderson Multi-Sector Income Fund
Schedule of Investments
June 30, 2026
108 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Industrials - (continued)
Synergy Infrastructure Holdings LLC, 7.8750%, 12/1/30
ž
$ 184,000 $ 192,304
Synergy Infrastructure Holdings LLC, 7.0000%, 7/15/34
ž
2,975,000 3,017,660
TransDigm, Inc., 4.8750%, 5/1/29 230,000 226,624
Union Pacific Corp., 5.6000%, 12/1/54
#
230,000 228,113
United Rentals North America, Inc., 3.8750%, 2/15/31 522,000 493,211
Veritiv Operating Co., 10.5000%, 11/30/30
ž
19,045,000 19,477,969
VT Topco, Inc., 8.5000%, 8/15/30
#,ž
235,000 238,412
Weekley Homes LLC, 6.7500%, 1/15/34
ž
263,000 263,699
WESCO Distribution, Inc., 6.3750%, 3/15/29
ž
190,000 193,390
WESCO Distribution, Inc., 5.2500%, 4/15/31
ž
268,000 265,250
Westinghouse Air Brake Technologies Corp., 4.7000%, 9/15/28
Ç
143,000 143,093
Westinghouse Air Brake Technologies Corp., 5.5000%, 5/29/35 252,000 257,343
WestJet Airlines Ltd., 8.0000%, 2/14/31
ž
5,316,000 5,336,140
182,157,095
Information Technology - 1 .6%
AP Core Holdings II LLC, 11.0000%, 5/15/31
ž
24,446,000 25,584,964
Apple, Inc., 4.6500%, 2/23/46 281,000 251,339
Apple, Inc., 4.2500%, 2/9/47 307,000 256,618
Apple, Inc., 2.5500%, 8/20/60 159,000 85,516
AppLovin Corp., 5.5000%, 12/1/34 22,630,000 22,834,589
Arrow Electronics, Inc., 3.8750%, 1/12/28 263,000 259,802
Arrow Electronics, Inc., 2.9500%, 2/15/32 161,000 143,093
AthenaHealth Group, Inc., 6.5000%, 2/15/30
ž
254,000 243,541
Booz Allen Hamilton, Inc., 5.9500%, 4/15/35
#
17,048,000 16,980,596
Cisco Systems, Inc., 5.9000%, 2/15/39 47,000 49,857
Consensus Cloud Solutions, Inc., 6.5000%, 10/15/28
ž
226,000 225,979
CoreWeave, Inc., 9.7500%, 10/1/31
ž
13,253,000 13,223,764
CoreWeave, Inc., 8.5000%, 7/15/32
ž
EUR 12,910,000 14,520,423
Dell International LLC, 8.1000%, 7/15/36 $ 217,000 258,116
Diebold Nixdorf, Inc., 7.7500%, 3/31/30
ž
75,000 78,107
Ellucian Holdings, Inc., 6.5000%, 12/1/29
#,ž
186,000 179,797
Hewlett Packard Enterprise Co., 6.3500%, 10/15/45
Ç
218,000 224,676
Keysight Technologies, Inc., 5.3500%, 7/30/30 257,000 261,899
Kioxia Holdings Corp., 6.6250%, 7/24/33
ž
15,242,000 15,941,560
Motorola Solutions, Inc., 4.6000%, 5/23/29 200,000 199,426
Motorola Solutions, Inc., 2.7500%, 5/24/31 112,000 101,747
Motorola Solutions, Inc., 5.4000%, 4/15/34 50,000 50,618
nVent Finance Sarl, 4.5500%, 4/15/28 266,000 264,850
NVIDIA Corp., 3.7000%, 4/1/60
#
125,000 90,281
OAK-Eagle Acquireco, Inc., 8.7500%, 7/1/34
ž
132,000 140,094
Oracle Corp., 6.9000%, 11/9/52 237,000 227,235
Pagaya US Holdings Co. LLC, 8.8750%, 8/1/30
#,ž
200,000 171,865
Qnity Electronics, Inc., 6.2500%, 8/15/33
ž
172,000 174,999
Qorvo, Inc., 3.3750%, 4/1/31
ž
155,000 141,577
RingCentral, Inc., 8.5000%, 8/15/30
ž
37,000 38,705
Seagate Data Storage Technology Pte. Ltd., 8.2500%, 12/15/29
ž
178,000 186,127
Sensata Technologies, Inc., 4.3750%, 2/15/30
ž
274,000 266,499
TD SYNNEX Corp., 2.3750%, 8/9/28 274,000 260,619
TD SYNNEX Corp., 6.1000%, 4/12/34 139,000 144,651
Teledyne Technologies, Inc., 2.2500%, 4/1/28 144,000 138,417
Teledyne Technologies, Inc., 2.7500%, 4/1/31 283,000 258,791
Twilio, Inc., 3.6250%, 3/15/29 486,000 468,666

Janus Henderson Multi-Sector Income Fund
Schedule of Investments
June 30, 2026
Janus Investment Fund 109
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Information Technology - (continued)
VeriSign, Inc., 2.7000%, 6/15/31 $ 288,000 $ 258,638
115,188,041
Materials - 1 .9%
Ardagh Metal Packaging Finance USA LLC, 3.0000%, 9/1/29
¥
EUR 21,585,000 23,713,699
Ardagh Metal Packaging Finance USA LLC, 4.0000%, 9/1/29
ž
$ 282,000 268,060
Ardagh Metal Packaging Finance USA LLC, 6.2500%, 1/30/31
ž
200,000 202,238
Axalta Coating Systems LLC, 3.3750%, 2/15/29
ž
194,000 185,194
Cleveland-Cliffs, Inc., 4.8750%, 3/1/31
ž
200,000 182,843
Eagle Materials, Inc., 5.0000%, 3/15/36 273,000 264,042
Ecolab, Inc., 5.3500%, 6/15/36 261,000 265,466
EIDP, Inc., 4.8000%, 5/15/33 261,000 257,616
First Quantum Minerals Ltd., 7.2500%, 2/15/34
ž
17,945,000 18,396,782
First Quantum Minerals Ltd., 6.3750%, 2/15/36
ž
8,556,000 8,396,724
FIS Fabbrica Italiana Sintetici SpA, EURIBOR 3 Month + 3.2500%,
5.3990%, 2/5/31
‡,ž
EUR 11,910,000 13,741,506
FMC Corp., 8.0000%, 6/1/31
ž
$ 11,719,000 12,197,012
Fortescue Treasury Pty. Ltd., 5.8750%, 4/15/30
ž
220,000 222,760
INEOS Finance plc, 7.5000%, 4/15/29
ž
250,000 243,059
INEOS Quattro Finance 2 plc, 9.6250%, 3/15/29
#,ž
200,000 187,736
Linde, Inc., 3.5500%, 11/7/42 315,000 251,568
LSB Industries, Inc., 6.2500%, 10/15/28
ž
197,000 197,066
Maxam Prill Sarl, 7.7500%, 7/15/30
ž
24,174,000 24,905,191
Mineral Resources Ltd., 9.2500%, 10/1/28
ž
179,000 184,809
Mineral Resources Ltd., 8.5000%, 5/1/30
ž
183,000 188,946
Mineral Resources Ltd., 6.2500%, 5/1/34
ž
7,398,000 7,274,426
Nufarm Australia Ltd., 5.0000%, 1/27/30
ž
203,000 193,840
Olympus Water US Holding Corp., 7.2500%, 2/15/33
ž
8,473,000 8,379,523
PLS Group Ltd., 6.8750%, 5/1/31
ž
56,000 57,338
Reliance, Inc., 2.1500%, 8/15/30 289,000 260,478
Rio Tinto Alcan, Inc., 7.2500%, 3/15/31 237,000 261,466
SCIH Salt Holdings, Inc., 6.6250%, 5/1/29
ž
17,103,000 16,954,467
Scotts Miracle-Gro Co. (The), 4.3750%, 2/1/32 284,000 266,202
Skeena Resources Ltd., 8.5000%, 4/1/31
ž
255,000 267,857
SunCoke Energy, Inc., 4.8750%, 6/30/29
ž
461,000 436,216
Trekor Metals Ltd., 8.2500%, 5/1/30
ž
215,000 224,378
TriMas Corp., 4.1250%, 4/15/29
ž
478,000 460,775
WR Grace Holdings LLC, 6.6250%, 8/15/32
ž
271,000 262,837
139,752,120
Real Estate - 0 .5%
Brandywine Operating Partnership LP, 8.8750%, 4/12/29 214,000 226,108
Equinix Europe 2 Financing Corp. LLC, 5.5000%, 6/15/34 259,000 262,593
Five Point Operating Co. LP, 8.0000%, 10/1/30
ž
192,000 196,551
GLP Capital LP, 5.6250%, 3/1/36 9,821,000 9,624,361
Hudson Pacific Properties LP, 5.9500%, 2/15/28 191,000 189,118
Iron Mountain, Inc., 4.8750%, 9/15/29
ž
460,000 451,389
Millrose Properties, Inc., 6.3750%, 8/1/30
ž
12,861,000 13,035,267
Millrose Properties, Inc., 6.2500%, 9/15/32
ž
11,767,000 11,869,397
35,854,784
Utilities - 3 .1%
AEP Texas, Inc., 5.8500%, 10/15/55 265,000 259,894
Algonquin Power & Utilities Corp., U.S. Treasury Yield Curve Rate T-Note Constant
Maturity 5 Year + 3.2490%, 4.7500%, 1/18/82
‡
8,480,000 8,397,601
Alpha Generation LLC, 6.2500%, 1/15/34
ž
30,359,000 29,872,807

Janus Henderson Multi-Sector Income Fund
Schedule of Investments
June 30, 2026
110 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Utilities - (continued)
American Electric Power Co., Inc., U.S. Treasury Yield Curve Rate T-Note Constant
Maturity 5 Year + 2.6750%, 3.8750%, 2/15/62
‡
$ 12,055,000 $ 11,922,665
Appalachian Power Co., 7.0000%, 4/1/38 235,000 262,021
California Buyer Ltd., 6.3750%, 2/15/32
ž
150,000 150,370
CenterPoint Energy, Inc., U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5
Year + 2.2230%, 5.9500%, 4/1/56
‡
17,369,000 17,360,871
CMS Energy Corp., U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year
+ 1.9610%, 6.5000%, 6/1/55
‡
16,512,000 16,911,161
Dominion Energy, Inc., 7.0000%, 6/15/38 235,000 266,036
Dominion Energy, Inc., U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5
Year + 1.7020%, 6.2500%, 12/15/56
‡
5,704,000 5,728,145
Dominion Energy, Inc., U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5
Year + 1.8690%, 6.1500%, 12/15/56
‡
7,522,000 7,544,837
Ferrellgas LP, 9.2500%, 1/15/31
ž
431,000 454,228
NextEra Energy Capital Holdings, Inc., BB , U.S. Treasury Yield Curve Rate T-Note
Constant Maturity 5 Year + 1.7650%, 6.2000%, 10/1/56
‡
6,191,000 6,185,015
NextEra Energy Capital Holdings, Inc., CC , U.S. Treasury Yield Curve Rate T-Note
Constant Maturity 5 Year + 1.6850%, 6.6250%, 10/1/66
‡
4,574,000 4,644,426
NRG Energy, Inc., 5.7500%, 1/15/34
ž
14,308,000 14,196,275
NRG Energy, Inc., 6.0000%, 1/15/36
ž
3,063,000 3,053,425
NRG Energy, Inc., 6.1250%, 5/15/36
ž
22,653,000 22,663,488
PacifiCorp, 5.7500%, 4/1/37 260,000 262,030
Potomac Electric Power Co., 6.5000%, 11/15/37 179,000 196,442
Progress Energy, Inc., 7.7500%, 3/1/31 237,000 265,115
Southern Power Co., 4.9000%, 10/1/35 273,000 264,859
Southwestern Public Service Co., 6.0000%, 6/1/54 261,000 263,584
Suburban Propane Partners LP, 6.5000%, 12/15/35
ž
20,000 19,327
System Energy Resources, Inc., 5.3000%, 12/15/34 261,000 260,320
Talen Energy Supply LLC, 6.3750%, 5/1/33
ž
16,368,000 16,347,340
Talen Energy Supply LLC, 6.2500%, 2/1/34
ž
13,925,000 13,840,363
Talen Energy Supply LLC, 6.5000%, 2/1/36
ž
17,387,000 17,528,826
Vistra Operations Co. LLC, 6.9500%, 10/15/33
ž
3,265,000 3,552,751
Vistra Operations Co. LLC, 6.0000%, 4/15/34
ž
13,541,000 13,939,119
Xcel Energy, Inc., U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year +
2.1680%, 5.7500%, 12/3/56
‡
11,176,000 11,044,822
227,658,163
Total Corporate Bonds (cost 2,317,872,236) 2,323,166,242
Commercial Mortgage-Backed Securities - 12 .8%
ALA Trust , CME Term SOFR 1 Month + 3.0907% , 6.7167% , 6/15/40
‡ ,ž
2,670,000 2,676,493
BAMLL Re-REMIC Trust
1.2731%, 7/27/50
‡,ž
10,755,758 9,690,923
0.4697%, 1/27/50
‡,ž
3,776,872 3,575,717
0.4745%, 9/27/52
‡,ž
24,861,668 24,237,551
0.0099%, 2/27/51
‡,ž
18,449,665 14,694,658
0.0000%, 11/27/51
§,ž
19,564,243 15,591,555
BAY Trust , CME Term SOFR 1 Month + 2.3924% , 5.9924% , 6/15/41
‡ ,ž
15,700,000 15,658,300
BFLD Commercial Mortgage Trust
6.5833%, 10/10/42
‡,ž
5,000,000 5,052,184
8.1764%, 10/10/42
‡,ž
3,510,000 3,606,666

Janus Henderson Multi-Sector Income Fund
Schedule of Investments
June 30, 2026
Janus Investment Fund 111
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Commercial Mortgage-Backed Securities - (continued)
BLP Commercial Mortgage Trust , CME Term SOFR 1 Month + 3.7500% ,
7.3754% , 12/15/42
‡ ,ž
$ 30,139,000 $ 30,212,391
BPR Trust , 5.8500% , 11/5/41
‡ ,ž
17,000,000 15,808,706
BX Commercial Mortgage Trust
2024-AIR2 D, CME Term SOFR 1 Month + 2.7905%, 6.4164%, 10/15/41
‡,ž
16,987,080 17,021,608
7.9698%, 8/13/41
‡,ž
7,480,000 7,016,967
2024-BRBK A, CME Term SOFR 1 Month + 2.8796%, 6.5128%, 10/15/41
‡,ž
15,000,000 15,028,420
2024-BRBK D, CME Term SOFR 1 Month + 5.9705%, 9.6036%, 10/15/41
‡,ž
5,000,000 4,994,228
2024-GPA3 C, CME Term SOFR 1 Month + 1.8920%, 5.5174%, 12/15/39
‡,ž
6,655,090 6,673,778
2024-WPT B, CME Term SOFR 1 Month + 1.8908%, 5.5162%, 3/15/34
‡,ž
7,663,000 7,692,678
2026-CSMO C, CME Term SOFR 1 Month + 2.0000%, 5.6254%, 2/15/43
‡,ž
1,750,000 1,765,286
2026-CSMO D, CME Term SOFR 1 Month + 2.4500%, 6.0754%, 2/15/43
‡,ž
2,620,000 2,627,026
2026-XL6 D, CME Term SOFR 1 Month + 2.1000%, 5.7254%, 3/15/43
‡,ž
15,096,380 15,133,070
2026-XL6 E, CME Term SOFR 1 Month + 3.0000%, 6.6254%, 3/15/43
‡,ž
5,541,789 5,587,428
BX Trust
2021-BXMF G, CME Term SOFR 1 Month + 3.4640%, 7.0890%, 10/15/26
‡,ž
12,367,786 12,350,924
2024-CNYN D, CME Term SOFR 1 Month + 2.6901%, 6.3155%, 4/15/41
‡,ž
1,750,000 1,750,806
2024-VLT4 E, CME Term SOFR 1 Month + 2.8894%, 6.5148%, 6/15/41
‡,ž
9,926,028 9,787,089
2024-VLT4 F, CME Term SOFR 1 Month + 3.9379%, 7.5633%, 6/15/41
‡,ž
7,915,875 7,919,145
2025-ROIC E, CME Term SOFR 1 Month + 2.9413%, 6.5667%, 3/15/30
‡,ž
22,090,949 22,077,469
2025-VLT7 E, CME Term SOFR 1 Month + 3.7500%, 7.3754%, 7/15/44
‡,ž
16,641,000 16,493,285
2026-CIP D, CME Term SOFR 1 Month + 2.1000%, 5.7254%, 5/15/38
‡,ž
3,419,799 3,436,144
2026-CIP E, CME Term SOFR 1 Month + 3.1000%, 6.7254%, 5/15/38
‡,ž
9,383,596 9,449,033
BXHPP Trust
2021-FILM A, CME Term SOFR 1 Month + 0.7645%, 4.3895%, 8/15/36
‡,ž
4,619,000 4,402,350
2021-FILM B, CME Term SOFR 1 Month + 1.0145%, 4.6395%, 8/15/36
‡,ž
14,243,000 13,259,973
CALI Mortgage Trust , 4.1580% , 3/10/39
ž
13,222,000 12,598,835
Century Plaza Towers , 3.0967% , 11/13/39
‡ ,ž
11,135,000 9,517,202
Citigroup Commercial Mortgage Trust , 0.8158% , 6/10/51
~ ,‡
31,343,628 329,737
COMM Mortgage Trust
2024-WCL1 C, CME Term SOFR 1 Month + 2.8890%, 6.5144%, 6/15/41
‡,ž
8,034,000 8,075,198
2024-WCL1 D, CME Term SOFR 1 Month + 3.2890%, 6.9144%, 6/15/41
‡,ž
11,250,000 11,372,779
CSAIL Commercial Mortgage Trust , 1.1094% , 3/15/54
~ ,‡
57,696,624 1,923,666
CSMC Trust , CME Term SOFR 1 Month + 3.6145% , 7.2405% , 11/15/38
‡ ,ž
2,989,500 2,963,868
DBGS Mortgage Trust
2021-W52 B, CME Term SOFR 1 Month + 2.0112%, 5.6372%, 10/15/39
‡,ž
1,634,000 1,614,649
2021-W52 C, CME Term SOFR 1 Month + 2.5640%, 6.1900%, 10/15/39
‡,ž
10,044,000 9,903,901
DC Commercial Mortgage Trust , 7.3785% , 9/12/40
‡ ,ž
10,000,000 10,031,513
Extended Stay America Trust
2025-ESH D, CME Term SOFR 1 Month + 2.6000%, 6.2254%, 10/15/42
‡,ž
5,799,026 5,823,791
2025-ESH E, CME Term SOFR 1 Month + 3.3500%, 6.9754%, 10/15/42
‡,ž
9,008,186 9,075,554
2025-ESH F, CME Term SOFR 1 Month + 4.1000%, 7.7254%, 10/15/42
‡,ž
2,407,833 2,427,671
2026-ESH2 D, CME Term SOFR 1 Month + 2.2500%, 5.8754%, 2/15/43
‡,ž
1,825,121 1,837,845
2026-ESH2 E, CME Term SOFR 1 Month + 2.9000%, 6.5254%, 2/15/43
‡,ž
1,948,794 1,963,956
2026-ESH2 F, CME Term SOFR 1 Month + 3.7500%, 7.3754%, 2/15/43
‡,ž
1,583,395 1,598,125
Fannie Mae REMIC
2010-109 BS, CME Term Average SOFR 30 Day + 53.7407%,
14.2250%, 10/25/40
‡
588,203 685,412
3.0000%, 5/25/48 10,531 9,373
2018-56 SB, CME Term Average SOFR 30 Day + 5.9355%,
2.3078%, 8/25/48
~,‡
5,020,250 484,557
2.0000%, 1/25/51
~
11,649,947 1,521,442

Janus Henderson Multi-Sector Income Fund
Schedule of Investments
June 30, 2026
112 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Commercial Mortgage-Backed Securities - (continued)
FREMF Mortgage Trust
2018-KSW4 C, CME Term Average SOFR 30 Day + 5.1145%,
8.7062%, 10/25/28
‡,ž
$ 18,042,207 $ 16,852,890
2019-KF70 C, CME Term Average SOFR 30 Day + 6.1145%,
9.7062%, 9/25/29
‡,ž
15,683,151 15,599,947
2020-KF78 C, CME Term Average SOFR 30 Day + 7.9845%,
11.5761%, 3/25/30
‡,ž
19,140,169 18,908,106
7.0000%, 11/25/33
‡,ž
9,346,329 8,343,324
5.8219%, 11/25/28
‡,ž
19,094,019 17,902,854
FS Commercial Mortgage Trust
9.3827%, 11/10/39
‡,ž
5,193,000 5,252,960
2026-PALM C, CME Term SOFR 1 Month + 1.8500%, 5.5000%, 7/15/41
‡,ž
4,777,000 4,756,144
GAM Re-REMIC Trust , 0.0000% , 9/27/51
§ ,ž
18,068,494 15,226,918
GGP Trust , 6.0268% , 5/10/43
‡
19,728,123 19,774,245
Ginnie Mae
2014-166 SA, CME Term SOFR 1 Month + 6.0355%, 2.4024%, 10/16/55
~,‡
415,256 39,235
2014-8 S, CME Term SOFR 1 Month + 5.4355%, 1.7965%, 1/20/44
~,‡
249,662 17,480
Great Wolf Trust , CME Term SOFR 1 Month + 2.8900% , 6.5154% , 3/15/39
‡ ,ž
3,177,000 3,192,057
GS Mortgage Securities Corp. Trust , CME Term SOFR 1 Month + 2.6500% ,
6.2872% , 11/25/41
‡ ,ž
22,910,000 22,907,704
GWT , CME Term SOFR 1 Month + 3.6384% , 7.2638% , 5/15/41
‡ ,ž
3,507,000 3,521,796
Hudsons Bay Simon JV Trust
4.1545%, 8/5/34
ž
2,391,741 2,295,108
4.9056%, 8/5/34
ž
2,610,923 2,464,997
5.6286%, 8/5/34
‡,ž
3,864,419 3,595,924
Idun European Loan Conduit No. 42 Sarl
42A A, EURIBOR 3 Month + 1.3500%, 0.0000%, 7/28/38
‡,ž
EUR 26,070,000 29,797,752
42A B, EURIBOR 3 Month + 1.6000%, 0.0000%, 7/28/38
‡,ž
EUR 9,480,000 10,832,796
Life Mortgage Trust , CME Term SOFR 1 Month + 1.8645% , 5.4895% , 3/15/38
‡ ,ž
$ 12,600,000 12,266,049
MHP , CME Term SOFR 1 Month + 3.9575% , 7.5829% , 1/15/27
‡ ,ž
4,104,000 4,104,125
MKT Mortgage Trust
2.6940%, 2/12/40
ž
2,755,000 2,475,334
3.0386%, 2/12/40
‡,ž
11,900,000 9,532,971
MTN Commercial Mortgage Trust , 6.5600% , 5/15/43
‡ ,ž
6,694,000 6,703,268
National Commercial Mortgage Trust
2026-IND D, CME Term SOFR 1 Month + 2.1500%, 5.7754%, 6/15/43
‡,ž
2,200,000 2,205,401
2026-IND E, CME Term SOFR 1 Month + 3.1500%, 6.7754%, 6/15/43
‡,ž
15,405,000 15,472,216
NW Re-REMIC Trust , 2.5878% , 12/18/51
‡ ,ž
20,000,000 17,392,044
NYC Commercial Mortgage Trust , CME Term SOFR 1 Month + 3.5397% ,
7.1651% , 2/15/42
‡ ,ž
2,000,000 2,004,998
PFDR Trust , CME Term SOFR 1 Month + 2.5000% , 6.1126% , 6/15/43
‡ ,ž
11,277,000 11,273,478
PNW Trust , CME Term SOFR 1 Month + 3.5088% , 7.1342% , 4/15/41
‡ ,ž
6,692,000 6,676,422
Prima Capital CRE Securitization Ltd.
5.5000%, 10/1/33
ž
8,432,000 7,030,070
4.2500%, 12/25/50
ž
10,500,000 10,149,848
PRM7 Trust , 6.8391% , 11/10/42
‡ ,ž
12,016,000 11,942,262
SB Multifamily Repack Trust , 6.7428% , 12/27/39
‡ ,ž
11,934,418 11,670,096
SCG Commercial Mortgage Trust
2025-DLFN E, CME Term SOFR 1 Month + 2.9500%, 6.5754%, 3/15/35
‡,ž
6,475,000 6,495,206
2025-FLWR E, CME Term SOFR 1 Month + 2.7500%, 6.3754%, 8/15/42
‡,ž
6,733,000 6,663,432
SCG Trust , CME Term SOFR 1 Month + 3.4000% , 7.0254% , 9/15/42
‡ ,ž
7,875,000 7,904,513
SMRT Commercial Mortgage Trust
2022-MINI E, CME Term SOFR 1 Month + 2.7000%, 6.3260%, 1/15/39
‡,ž
7,000,000 6,987,094
2022-MINI F, CME Term SOFR 1 Month + 3.3500%, 6.9760%, 1/15/39
‡,ž
20,073,000 19,998,971

Janus Henderson Multi-Sector Income Fund
Schedule of Investments
June 30, 2026
Janus Investment Fund 113
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Commercial Mortgage-Backed Securities - (continued)
SWCH Commercial Mortgage Trust
2025-DATA E, CME Term SOFR 1 Month + 3.3402%, 6.9656%, 2/15/42
‡,ž
$ 21,830,000 $ 21,571,646
2025-DATA F, CME Term SOFR 1 Month + 4.2389%, 7.8643%, 2/15/42
‡,ž
24,830,000 24,692,456
UK Logistics DAC
2026-2A A, SONIA + 1.3500%, 5.0864%, 8/15/36
‡,ž
GBP 14,410,000 19,100,384
2026-2A B, SONIA + 1.6000%, 5.3364%, 8/15/36
‡,ž
GBP 12,070,000 16,012,337
2026-2A C, SONIA + 1.8500%, 5.5864%, 8/15/36
‡,ž
GBP 15,400,000 20,430,468
Wells Fargo Commercial Mortgage Trust
1.4576%, 11/15/54
~,‡
$ 72,628,359 3,221,806
6.3820%, 3/15/38
‡,ž
11,187,000 11,175,930
7.1375%, 3/15/38
‡,ž
19,484,000 19,598,829
Worldwide Plaza Trust , 3.7154% , 11/10/36
‡ ,ž
4,305,008 204,393
Total Commercial Mortgage-Backed Securities (cost $924,120,798) 935,269,209
Mortgage-Backed Securities - 22 .1%
Fannie Mae / Freddie Mac UMBS, Single Family, 30 Year
2.5000%, TBA, 30 Year Maturity
^
29,792,606 24,890,382
3.0000%, TBA, 30 Year Maturity
^
213,459,381 186,151,522
3.5000%, TBA, 30 Year Maturity
^
216,140,409 196,157,147
4.0000%, TBA, 30 Year Maturity
^
97,660,947 91,253,022
4.5000%, TBA, 30 Year Maturity
^
208,586,473 199,847,951
5.0000%, TBA, 30 Year Maturity
^
172,403,554 169,360,459
5.5000%, TBA, 30 Year Maturity
^
320,557,652 321,538,558
6.0000%, TBA, 30 Year Maturity
^
207,144,775 211,214,426
6.5000%, TBA, 30 Year Maturity
^
9,400,000 9,720,728
Fannie Mae Pool
Pool # AB6280, 3.0000%, 9/1/42 705,850 641,818
Pool # AB8517, 3.0000%, 2/1/43 24,686 22,290
Pool # AL5942, 5.0000%, 7/1/44 3,510 3,515
Pool # AL8438, 3.0000%, 7/1/45 1,438,824 1,299,183
Pool # AR9225, 3.0000%, 3/1/43 1,234,733 1,114,900
Pool # AS8547, 3.0000%, 11/1/46 278,923 249,014
Pool # AT2957, 3.0000%, 5/1/43 1,419 1,282
Pool # BF0167, 3.0000%, 2/1/57 4,115,278 3,536,611
Pool # BF0189, 3.0000%, 6/1/57 18,158 15,566
Pool # BM5836, 3.0000%, 9/1/46 670,349 609,537
Pool # MA1327, 3.0000%, 1/1/43 887,803 807,265
Pool # MA1363, 3.0000%, 2/1/43 385,632 350,649
Pool # MA1384, 3.0000%, 3/1/43 344,318 310,901
Pool # MA1447, 3.0000%, 5/1/43 288,801 260,772
Pool # MA2894, 3.0000%, 1/1/47 33,937 30,298
Fannie Mae Pool UMBS, 15 Year , 3.0000% , 10/1/34 60,333 57,676
Fannie Mae Pool UMBS, 30 Year
Pool # 995757, 6.0000%, 2/1/37 404 420
Pool # AL5887, 4.5000%, 10/1/44 2,350 2,318
Pool # AL6542, 4.5000%, 3/1/45 3,875 3,823
Pool # BE3616, 4.0000%, 5/1/47 558,307 533,177
Pool # BJ4559, 3.5000%, 1/1/48 2,041 1,891
Pool # BJ4566, 4.0000%, 1/1/48 7,762 7,413
Pool # BJ4960, 3.5000%, 3/1/48 2,465,043 2,270,102
Pool # BK1964, 4.0000%, 3/1/48 2,226 2,120
Pool # BM3511, 4.5000%, 2/1/46 5,345 5,282
Pool # BO2983, 3.0000%, 9/1/49 293,064 262,337
Pool # FA2021, 5.0000%, 6/1/55 34,684,856 34,515,264
Pool # FS5362, 4.5000%, 12/1/50 3,493,512 3,407,885

Janus Henderson Multi-Sector Income Fund
Schedule of Investments
June 30, 2026
114 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
Freddie Mac Gold Pool
Pool # ZN0627, 3.0000%, 2/1/43 $ 2,505 $ 2,262
Pool # ZT1145, 4.5000%, 5/1/44 1,704 1,693
Pool # ZT1926, 3.0000%, 11/1/43 2,908,336 2,644,502
Freddie Mac Pool UMBS, 15 Year
Pool # QN0783, 3.0000%, 10/1/34 86,520 82,621
Pool # QN0786, 3.0000%, 10/1/34 194,037 185,591
Pool # ZK8962, 3.0000%, 9/1/32 104,296 100,744
Pool # ZK9163, 3.0000%, 1/1/33 62,289 60,094
Pool # ZS7403, 3.0000%, 5/1/31 560,395 547,144
Freddie Mac Pool UMBS, 30 Year
Pool # QA1615, 3.5000%, 8/1/49 1,572,092 1,443,658
Pool # QA4936, 3.0000%, 12/1/49 199,404 176,029
Pool # QA5622, 3.0000%, 12/1/49 345,260 304,787
Pool # RJ3069, 5.5000%, 12/1/54 23,929,378 24,093,605
Pool # SL1631, 5.0000%, 7/1/55 19,332,761 19,238,234
Pool # ZM1434, 3.5000%, 7/1/46 1,673 1,555
Pool # ZM5707, 3.5000%, 2/1/48 1,939 1,793
Pool # ZM6276, 4.0000%, 4/1/48 1,060 1,010
Pool # ZN4240, 4.5000%, 12/1/48 389,441 380,947
Pool # ZN4528, 4.5000%, 4/1/49 846,280 824,871
Pool # ZS3695, 6.0000%, 4/1/40 7,848 8,195
Pool # ZT0534, 3.5000%, 12/1/47 29,358 27,176
Pool # ZT1633, 4.0000%, 3/1/47 4,557 4,362
Ginnie Mae I Pool, 30 Year
Pool # 784182, 4.5000%, 8/15/46 7,934 7,775
Pool # BB4357, 4.0000%, 7/15/47 2,539 2,408
Pool # BC7161, 4.0000%, 8/15/47 319 303
Pool # BD7109, 4.0000%, 11/15/47 370 350
Pool # BD7135, 4.0000%, 12/15/47 1,408 1,335
Ginnie Mae II Pool, 30 Year
Pool # BH3672, 4.5000%, 5/20/48 418 407
Pool # BH3673, 4.5000%, 5/20/48 1,248 1,210
Pool # MA5021, 4.5000%, 2/20/48 69,815 68,369
Ginnie Mae II UMBS, Single Family, 30 Year
3.5000%, TBA, 30 Year Maturity
^
98,660,539 88,575,360
4.0000%, TBA, 30 Year Maturity
^
16,054,402 14,914,652
5.0000%, TBA, 30 Year Maturity
^
7,343,765 7,239,946
Total Mortgage-Backed Securities (cost $1,612,995,822) 1,621,400,492
Residential Mortgage-Backed Securities - 8 .4%
Brean Asset-Backed Securities Trust , 4.5000% , 5/25/64
ž
12,014,881 11,598,780
Chase Mortgage Finance Corp.
2021-CL1 M1, CME Term Average SOFR 30 Day + 1.2000%,
4.8278%, 2/25/50
‡,ž
1,153,333 1,139,693
2021-CL1 M4, CME Term Average SOFR 30 Day + 2.6500%,
6.2778%, 2/25/50
‡,ž
1,867,016 1,909,896
2021-CL1 M5, CME Term Average SOFR 30 Day + 3.2500%,
6.8778%, 2/25/50
‡,ž
746,899 751,373
Connecticut Avenue Securities Trust
2019-R05 1B1, CME Term Average SOFR 30 Day + 4.2145%,
7.8422%, 7/25/39
‡,ž
5,217,340 5,230,222
2021-R01 1B1, CME Term Average SOFR 30 Day + 3.1000%,
6.7278%, 10/25/41
‡,ž
27,737,621 27,918,077

Janus Henderson Multi-Sector Income Fund
Schedule of Investments
June 30, 2026
Janus Investment Fund 115
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Residential Mortgage-Backed Securities - (continued)
Connecticut Avenue Securities Trust - (continued)
2021-R01 1B2, CME Term Average SOFR 30 Day + 6.0000%,
9.6278%, 10/25/41
‡,ž
$ 4,176,000 $ 4,234,261
2021-R02 2B2, CME Term Average SOFR 30 Day + 6.2000%,
9.8278%, 11/25/41
‡,ž
3,095,000 3,151,701
2021-R03 1B1, CME Term Average SOFR 30 Day + 2.7500%,
6.3778%, 12/25/41
‡,ž
3,442,000 3,475,228
2022-R01 1B1, CME Term Average SOFR 30 Day + 3.1500%,
6.7778%, 12/25/41
‡,ž
13,477,000 13,582,289
2022-R01 1B2, CME Term Average SOFR 30 Day + 6.0000%,
9.6278%, 12/25/41
‡,ž
5,369,302 5,482,990
2022-R03 1B2, CME Term Average SOFR 30 Day + 9.8500%,
13.4778%, 3/25/42
‡,ž
1,832,000 1,939,652
2022-R04 1B2, CME Term Average SOFR 30 Day + 9.5000%,
13.1278%, 3/25/42
‡,ž
1,257,000 1,327,934
2022-R06 1M2, CME Term Average SOFR 30 Day + 3.8500%,
7.4778%, 5/25/42
‡,ž
10,570,000 10,813,031
2022-R07 1B2, CME Term Average SOFR 30 Day + 12.0000%,
15.6278%, 6/25/42
‡,ž
14,014,297 15,492,968
2023-R05 1B1, CME Term Average SOFR 30 Day + 4.7500%,
8.3778%, 6/25/43
‡,ž
2,378,000 2,518,366
2023-R06 1B2, CME Term Average SOFR 30 Day + 5.9000%,
9.5278%, 7/25/43
‡,ž
14,170,667 15,350,480
2024-R01 1B1, CME Term Average SOFR 30 Day + 2.7000%,
6.3278%, 1/25/44
‡,ž
14,438,655 14,883,067
2024-R03 2B1, CME Term Average SOFR 30 Day + 2.8000%,
6.4278%, 3/25/44
‡,ž
8,290,000 8,548,826
2024-R04 1B1, CME Term Average SOFR 30 Day + 2.2000%,
5.8278%, 5/25/44
‡,ž
4,590,000 4,669,659
2024-R06 1M2, CME Term Average SOFR 30 Day + 1.6000%,
5.2278%, 9/25/44
‡,ž
2,594,256 2,596,637
2025-R01 1M2, CME Term Average SOFR 30 Day + 1.5000%,
5.1278%, 1/25/45
‡,ž
7,908,000 7,914,391
EFMT , 5.5650% , 11/25/40
Ç ,ž
8,223,000 8,192,368
Freddie Mac Structured Agency Credit Risk Debt Notes REMIC Trust
2020-HQA5 B2, CME Term Average SOFR 30 Day + 7.4000%,
11.0278%, 11/25/50
‡,ž
8,167,203 9,901,139
2021-DNA2 B2, CME Term Average SOFR 30 Day + 6.0000%,
9.6278%, 8/25/33
‡,ž
6,154,000 7,623,338
2021-DNA3 B2, CME Term Average SOFR 30 Day + 6.2500%,
9.8778%, 10/25/33
‡,ž
11,258,280 14,116,954
2021-DNA6 B1, CME Term Average SOFR 30 Day + 3.4000%,
7.0278%, 10/25/41
‡,ž
14,440,000 14,574,711
2021-DNA6 B2, CME Term Average SOFR 30 Day + 7.5000%,
11.1278%, 10/25/41
‡,ž
10,049,698 10,236,167
2021-DNA7 B1, CME Term Average SOFR 30 Day + 3.6500%,
7.2778%, 11/25/41
‡,ž
38,921,208 39,316,265
2021-DNA7 B2, CME Term Average SOFR 30 Day + 7.8000%,
11.4278%, 11/25/41
‡,ž
20,591,000 21,098,033
2021-HQA3 B1, CME Term Average SOFR 30 Day + 3.3500%,
6.9778%, 9/25/41
‡,ž
4,734,000 4,754,216
2021-HQA3 B2, CME Term Average SOFR 30 Day + 6.2500%,
9.8778%, 9/25/41
‡,ž
40,999,357 41,453,712
2021-HQA3 M2, CME Term Average SOFR 30 Day + 2.1000%,
5.7278%, 9/25/41
‡,ž
18,410,063 18,458,728

Janus Henderson Multi-Sector Income Fund
Schedule of Investments
June 30, 2026
116 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Residential Mortgage-Backed Securities - (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes REMIC Trust - (continued)
2021-HQA4 B1, CME Term Average SOFR 30 Day + 3.7500%,
7.3778%, 12/25/41
‡,ž
$ 27,058,500 $ 27,398,066
2021-HQA4 B2, CME Term Average SOFR 30 Day + 7.0000%,
10.6278%, 12/25/41
‡,ž
26,334,154 27,014,732
2022-DNA1 B2, CME Term Average SOFR 30 Day + 7.1000%,
10.7278%, 1/25/42
‡,ž
26,038,000 26,822,591
2022-DNA2 B2, CME Term Average SOFR 30 Day + 8.5000%,
12.1278%, 2/25/42
‡,ž
13,643,002 14,243,968
2023-HQA3 M2, CME Term Average SOFR 30 Day + 3.3500%,
6.9778%, 11/25/43
‡,ž
7,490,866 7,767,909
2024-DNA3 M2, CME Term Average SOFR 30 Day + 1.4500%,
5.0778%, 10/25/44
‡,ž
1,246,894 1,246,894
2024-HQA2 M2, CME Term Average SOFR 30 Day + 1.8000%,
5.4278%, 8/25/44
‡,ž
8,748,096 8,787,020
Freddie Mac Structured Agency Credit Risk Debt Notes Trust , CME Term Average
SOFR 30 Day + 7.8645% , 11.4922% , 9/25/48
‡ ,ž
3,658,000 4,129,371
Galaxy Senior Participation Interest Trust 1, SOFR , 2.3760% , 7/31/26
¢ ,‡
15,309,114 15,390,958
LHOME Mortgage Trust
8.3730%, 5/25/29
Ç,ž
3,600,000 3,605,728
5.7510%, 9/25/39
Ç,ž
9,488,000 9,491,068
NRM FHT1 Excess Owner LLC , 6.5450% , 3/25/32
Ç ,ž
37,830,451 38,105,558
Rain City Mortgage Trust , 8.0210% , 9/25/29
Ç ,ž
4,440,000 4,448,775
Reneu Redi Q-1 Trust , 5.8920% , 6/25/41
Ç ,ž
7,708,000 7,703,138
Saluda Grade Alternative Mortgage Trust
7.7620%, 4/25/30
Ç,ž
5,675,246 5,669,461
8.6830%, 7/25/30
Ç,ž
16,234,000 16,299,707
6.7480%, 3/25/31
Ç,ž
9,641,000 9,502,979
Saluds Grade Alternative Mortgage Trust , 5.6570% , 10/25/40
Ç ,ž
3,860,000 3,849,969
Seasoned Loans Structured Transaction Trust , 4.7500% , 9/25/60
‡ ,ž
2,836,400 2,817,494
TVC Mortgage Trust
5.3150%, 2/25/41
Ç,ž
2,600,000 2,573,889
6.3400%, 2/25/41
‡,ž
4,450,000 4,406,482
Vontive Mortgage Trust , 6.5070% , 3/25/30
Ç ,ž
16,491,000 16,606,053
Total Residential Mortgage-Backed Securities - (cost $ 608,180,193 ) 612,136,962
Common Stocks - 0 .6%
Biotechnology - 0 .1%
BioMarin Pharmaceutical, Inc.
*
91,824 5,254,169
Hotels, Restaurants & Leisure - 0 .1%
Churchill Downs, Inc. 81,724 7,325,740
Six Flags Entertainment Corp.
*
181,787 3,872,063
11,197,803
Independent Power and Renewable Electricity Producers - 0 .1%
Talen Energy Corp.
*
12,333 4,739,079
IT Services - 0 .1%
CoreWeave, Inc. - Class A
*
60,369 6,009,130
Metals & Mining - 0 .2%
First Quantum Minerals Ltd.
*
194,470 5,312,579
Franco-Nevada Corp. 45,444 9,472,347
14,784,926
Textiles, Apparel & Luxury Goods - 0.0%
Authentic Brands Group, Inc. - Class A
*,¢
60 9,328
Total Common Stocks (cost $44,339,532) 41,994,435

Janus Henderson Multi-Sector Income Fund
Schedule of Investments
June 30, 2026
Janus Investment Fund 117
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Preferred Stock - 0.0%
Financial Services - 0.0%
Thunderbolt II Aircraft Lease Ltd.
*
(cost $2,007,961) 10 $ 1,828,479
Convertible Preferred Stocks - 0 .1%
Interactive Media & Services - 0 .1%
Alphabet, Inc. - Series A, 6.2500%, 5/15/29 178,487 9,083,204
Alphabet, Inc. - Series B, 6.2500%, 5/15/29 178,487 8,977,896
Total Convertible Preferred Stocks (cost $18,033,272) 18,061,100
Private Preferred Equity - 0 .3%
Real Estate Preferred Equity - 0 .3%
Ann Arbor State Bank, 9.3900%, 11/21/28
¢
974,257 974,257
Avondale Hills Holdings LP, 13.0000% (7.00% Cash and 6.00% PIK), 12/11/29
¢Ø
4,697,944 4,744,924
Blackbird Apartments, 13.0000% (6.50% Cash and 6.50% PIK), 2/2/30
¢Ø
8,109,896 8,201,132
Dawson Forest, 13.0000% (6.50% Cash and 6.50% PIK), 4/2/29
¢Ø
4,616,446 4,662,610
Total Private Preferred Equity (cost 18,398,543) 18,582,923
Private Placements - 0 .1%
Diversified Telecommunication Services - 0 .1%
Liberty Capital Corp. - Series A
*,¢,††
(cost $9,750,000) 9,750 9,750,000
Investment Companies - 9 .5%
Exchange-Traded Funds - 3 .8%
Janus Henderson B-BBB CLO ETF
£
3,086,081 146,125,935
Janus Henderson Emerging Markets Debt Hard Currency ETF
£
2,482,765 133,585,171
279,711,106
Money Market Funds - 5 .7%
Janus Henderson Cash Liquidity Fund LLC, 3.6430%
£,∞
412,177,656 412,177,560
Total Investment Companies (cost $684,736,538) 691,888,666
Investments Purchased with Cash Collateral from Securities Lending - 1 .1%
Investment Companies - 0 .9%
Janus Henderson Cash Collateral Fund LLC, 3.5573%
£,∞
65,426,167 65,426,167
Time Deposits - 0 .2%
Royal Bank of Canada, 3.6300%, 7/1/26 $ 16,573,454 16,573,454
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $81,999,621) 81,999,621
Total Investments (total cost $ 9,176,654,473 ) - 125 .4% 9,168,909,996
Liabilities, net of Cash, Receivables and Other Assets - (25.4%) (1,857,233,571)
Net Assets - 100.0% $7,311,676,425

Janus Henderson Multi-Sector Income Fund
Schedule of Investments
June 30, 2026
118 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Summary of Investments by Country - (Long Positions)
Country Value
% of
Investment
Securities
United States of America $ 8,077,572,902 88 .0%
Luxembourg 568,759,827 6 .2
United Kingdom 171,079,441 1 .9
Canada 97,850,913 1 .1
Netherlands 54,806,384 0 .6
France 46,277,900 0 .5
Cayman Islands 31,983,172 0 .3
Japan 22,911,091 0 .2
Chile 21,126,145 0 .2
Ireland 16,574,091 0 .2
Sweden 16,168,068 0 .2
Italy 14,012,225 0 .2
Finland 13,783,699 0 .2
Australia 8,122,119 0 .1
Germany 5,147,652 0 .1
Bermuda 1,181,250 0 .0
Norway 474,050 0 .0
Hong Kong 424,825 0 .0
Greece 260,335 0 .0
Spain 207,780 0 .0
Singapore 186,127 0 .0
Total $9,168,909,996 100 .0%
Schedule of TBA sales commitments - (% of Net Assets)
Principal Amounts Value
Securities Sold Short - (0.8)%
Mortgage-Backed Securities - (0.8)%
Fannie Mae / Freddie Mac UMBS, Single Family, 30 Year, 6.0000%, TBA, 30 Year Maturity
^
$ (56,576,775) $ (57,792,044)
Total Securities Sold Short (proceeds $57,711,503) $ (57,792,044)
Summary of Investments by Country - (Short Positions)
Country Value
% of
Investment
Securities
United States of America $ (57,792,044) 100.0%

Janus Henderson Multi-Sector Income Fund
Schedule of Investments
June 30, 2026
Janus Investment Fund 119
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Schedule of Affiliated Investments - (% of Net Assets)
Affiliate
Affiliated
Investments,
at Value at
6/30/25 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
6/30/26
............. Shares
Held at
6/30/26
Dividend
Income
Investment Companies - 9 .5%
Exchange-Traded Funds - 3.8%
Janus Henderson B-BBB CLO ETF
$ – $ 146,423,007 $ – $ – $ (297,072) $ 146,125,935 3,086,081 $ 606,107
Janus Henderson Emerging Markets Debt Hard Currency ETF
241,262,326 16,188,681 (132,873,828) 5,574,704 3,433,288 133,585,171 2,482,765 17,285,245
Money Market Funds - 5.7%
Janus Henderson Cash Liquidity Fund LLC, 3.6430%
∞
101,246,616 2,950,025,710 (2,639,029,703) (65,073) 10 412,177,560 412,177,656 13,439,922
Total Investment Companies - 9 .5%
$342,508,942 $3,112,637,398 $(2,771,903,531) $5,509,631 3,136,226 $691,888,666 417,746,502 $31,331,274
Investments Purchased with Cash Collateral from Securities Lending - 0.9%
Investment Companies - 0.9%
Janus Henderson Cash Collateral Fund LLC, 3.5573%
∞
5,868,156 488,640,805 (429,082,794) – – 65,426,167 65,426,167 728,009
Δ
Total Affiliated Investments - 10.4%
$348,377,098 $3,601,278,203 $(3,200,986,325) $5,509,631 $3,136,226 $757,314,833 483,172,669 $32,059,283
Schedule of Unfunded Loan Commitments
Borrower
Unfunded Loan
Commitments Value
Unrealized
Appreciation/
(Depreciation)
Azuria Water Solutions, Inc., Delayed Draw First Lien Term Loan $ 1,910,351 $ 1,908,512 $ (1,839)
CoreWeave Financing DDTL V LLC, Delayed Draw First Lien Term Loan 8,413,346 8,666,511 253,165
Salas O'Brien, Inc., Delayed Draw First Lien Term Loan 671,757 675,067 3,310
Total $10,995,454 $11,250,090 $254,636

Janus Henderson Multi-Sector Income Fund
Schedule of Investments
June 30, 2026
120 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/
Foreign Currency Settlement Date
Foreign
Currency
Amount Sold/
(Purchased)
USD Currency
Amount Sold/
(Purchased)
Market Value
and Unrealized
Appreciation
(Depreciation)
BNP Paribas SA
Canadian Dollar 8/13/26 7,846,405 $ (5,662,845) $ 118,979
Canadian Dollar 8/13/26 4,359,928 (3,182,814) 102,313
Canadian Dollar 8/13/26 (20,583) 14,524 19
Canadian Dollar 8/13/26 839,247 (592,607) (362)
Canadian Dollar 8/13/26 (20,583) 14,988 (445)
Euro 8/13/26 392,893,747 (458,875,289) 9,094,300
Euro 8/13/26 13,790,000 (16,082,353) 295,694
Euro 8/13/26 11,300,000 (13,149,923) 213,791
Euro 8/13/26 12,910,000 (14,977,278) 198,034
Euro 8/13/26 16,374,000 (18,904,029) 159,231
Euro 8/13/26 6,568,889 (7,678,906) 158,905
Euro 8/13/26 (101,603) 115,970 344
Euro 8/13/26 4,178 (4,882) 99
Euro 8/13/26 (10,298) 11,836 (47)
Euro 8/13/26 (169,938) 196,241 (1,698)
Euro 8/13/26 (323,775) 378,602 (7,947)
Euro 8/13/26 (771,701) 896,257 (12,822)
Euro 8/13/26 (1,193,442) 1,393,099 (26,858)
Euro 8/13/26 (2,006,470) 2,328,101 (31,114)
Euro 8/13/26 (1,753,950) 2,041,270 (33,365)
Euro 8/13/26 (1,447,350) 1,690,432 (33,520)
Euro 8/13/26 (2,009,678) 2,346,693 (46,033)
Euro 8/13/26 (2,719,308) 3,164,610 (51,573)
Euro 8/13/26 (2,719,658) 3,165,019 (51,580)
Euro 8/13/26 (3,326,783) 3,870,083 (61,614)
Euro 8/13/26 18,110,000 (20,655,125) (77,029)
Euro 8/13/26 (4,522,615) 5,270,524 (93,078)
Euro 8/13/26 23,190,000 (26,449,053) (98,636)
Euro 8/13/26 18,290,000 (20,783,439) (154,777)
Euro 8/13/26 (11,436,210) 13,323,482 (231,419)
Great British Pound 8/13/26 41,880,000 (56,095,328) 533,568
Great British Pound 8/13/26 11,035,827 (14,743,551) 102,434
Great British Pound 8/13/26 (6,277) 8,412 (84)
Great British Pound 8/13/26 (966,730) 1,301,622 (19,072)
–
Total $9,944,638

Janus Henderson Multi-Sector Income Fund
Schedule of Investments
June 30, 2026
Janus Investment Fund 121
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Futures Long:
Cboe® iBoxx® iShares® $ Investment Grade Corporate Bond
Index 2 9/1/26 $ 367,090 $ 190
U.S. Treasury 10 Year Notes 2,584 9/21/26 283,957,375 1,630,669
U.S. Treasury 2 Year Notes 1,446 9/30/26 298,068,046 (14,720)
U.S. Treasury 5 Year Notes 19,617 9/30/26 2,099,938,547 5,727,143
Total - Futures Long $7,343,282
Futures Short:
Cboe® iBoxx® iShares® $ Investment Grade Corporate Bond
Index 3 9/1/26 $ (444,405) $ 1,905
U.S. Treasury 10 Year Ultra Bonds 2,298 9/21/26 (258,453,188) (3,282,376)
U.S. Treasury Long Bonds 435 9/21/26 (49,372,500) (832,483)
U.S. Treasury Ultra Bonds 638 9/21/26 (74,107,688) (1,639,270)
Total - Futures Short $(5,752,224)
Total $1,591,058
Schedule of Centrally Cleared Credit Default Swaps - Buy Protection
Reference Asset
Maturity
Date
Notional
Amount
Premiums
Paid/
(Received)
Unrealized
Appreciation
(Depreciation) Value
CDX.NA.HY.46-V2, Fixed Rate of 5.00%, Paid
Quarterly 6/20/31 $ 134,000,000 $ (10,818,799) $ (85,702) $ (10,904,501)
CDX.NA.HY.46-V2, Fixed Rate of 5.00%, Paid
Quarterly 6/20/31 135,000,000 (10,860,141) (125,737) (10,985,878)
CDX.NA.HY.46-V2, Fixed Rate of 5.00%, Paid
Quarterly 6/20/31 33,450,000 (2,695,209) (26,847) (2,722,056)
Virgin Media Finance plc, Fixed Rate of 5.00%,
Paid Quarterly 6/20/31 4,650,000 256,394 95,733 352,127
Virgin Media Finance plc, Fixed Rate of 5.00%,
Paid Quarterly 6/20/31 7,310,000 416,546 137,012 553,558
Total $(23,701,209) $(5,541) $(23,706,750)
Schedule of OTC Total Return Swaps
Counterparty/Return Paid by the Fund Return Received by Fund
Payment
Frequency
Termination
Date Notional Amount
Swap Contracts,
at Value and
Unrealized
Appreciation/
(Depreciation)
JPMorgan Chase Bank NA
CME Term SOFR 1 Day + 0.19% Janus Henderson AAA CLO ETF Quarterly 7/24/2026 $327,618,933 $ 2,970,895

Janus Henderson Multi-Sector Income Fund
Schedule of Investments
June 30, 2026
122 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of June 30, 2026.
The following tables provide information about the effect of derivatives and hedging activities on the Fund's Statement of
Operations for the year ended June 30, 2026.
Please see the “Net realized and change in unrealized gain/(loss) on investments” sections of the Fund's Statement of
Operations.
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of June 30, 2026
Credit
Contracts
Interest Rate
Contracts
Currency
Contracts
Equity
Contracts Total
Asset Derivatives:
Forward foreign currency exchange contracts $ — $ — $ 10,977,711 $ – $ 10,977,711
*
Futures contracts — 7,359,907 — – 7,359,907
*
Swaps - centrally cleared 232,745 — — – 232,745
Swaps - OTC — — — 2,970,895 2,970,895
Total Asset Derivatives $ 232,745 $ 7,359,907 $ 10,977,711 $ 2,970,895 $ 21,541,258
Liability Derivatives:
Forward foreign currency exchange contracts — — 1,033,073 – 1,033,073
*
Futures contracts — 5,768,849 — – 5,768,849
*
Swaps - centrally cleared 238,286 — — – 238,286
Total Liability Derivatives $ 238,286 $ 5,768,849 $ 1,033,073 $ – $ 7,040,208
*
The fair value presented includes net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps. In the Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).
The Effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the
Year Ended June 30, 2026
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative
Credit
Contracts
Interest Rate
Contracts
Currency
Contracts
Equity
Contracts Total
Forward foreign currency exchange contracts $ — $ — $ (4,130,705) $ — $ (4,130,705)
Futures contracts — (34,143,972) — — (34,143,972)
Swap contracts 4,699,259 — — (1,156,479) 3,542,780
Purchased Swaption contracts (10,859,310) — — — (10,859,310)
Written Swaption contracts 3,811,500 — — — 3,811,500
Total $ (2,348,551) $ (34,143,972) $ (4,130,705) $ (1,156,479) $ (41,779,707)
Amount of Change in Unrealized Appreciation/(Depreciation) Recognized on Derivatives
Derivative
Credit
Contracts
Interest Rate
Contracts
Currency
Contracts
Equity
Contracts Total
Forward foreign currency exchange contracts $ — $ — $ 23,848,796 $ – $ 23,848,796
Futures contracts — (2,790,068) — – (2,790,068)
Swap contracts (5,541) — — 1,244,064 1,238,523
Total $ (5,541) $ (2,790,068) $ 23,848,796 $ 1,244,064 $ 22,297,251

Janus Henderson Multi-Sector Income Fund
Schedule of Investments
June 30, 2026
Janus Investment Fund 123
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Average Ending Monthly Value of Derivative Instruments During the Year Ended June 30, 2026
Futures contracts:
Average notional amount of contracts - long $2,429,010,769
Average notional amount of contracts - short 495,097,223
Forward foreign currency exchange contracts:
Average amounts purchased - in USD 87,020,336
Average amounts sold - in USD 447,019,238
Credit default swaps:
Average notional amount - buy protection 98,878,207
Swaptions:
Average value of swaption contracts purchased 2,733,964
Average value of swaption contracts written 693,559
Total return swaps:
Average notional amount 294,782,184
Offsetting of Financial Assets and Derivative Assets
Counterparty
Gross Amounts
of Recognized
Assets
Offsetting Asset
or Liability
(a)
Collateral
Pledged
(b)
Net Amount
BNP Paribas SA $ 10,977,711 $ (1,033,073) $ — $ 9,944,638
JPMorgan Chase Bank NA 2,970,895 — — 2,970,895
Total $ 13,948,606 $ (1,033,073) $ — $ 12,915,533
Offsetting of Financial Liabilities and Derivative Liabilities
Counterparty
Gross Amounts
of Recognized
Liabilities
Offsetting Asset
or Liability
(a)
Collateral
Pledged
(b)
Net Amount
BNP Paribas SA $ 1,033,073 $ (1,033,073) $ — $ —
Total $ 1,033,073 $ (1,033,073) $ — $ —
Offsetting of Financial Assets and Derivative Assets
Counterparty
Gross Amounts of
Recognized Assets
Offsetting Asset
or Liability
(a)
Collateral Pledged
(b)
Net Amount
JPMorgan Chase Bank NA $ 78,537,300 $ — $ (78,537,300) $ —
(a) Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.
(b) Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Janus Henderson Multi-Sector Income Fund
Notes to Schedule of Investments and Other Information
June 30, 2026
124 June 30, 2026
CAD Canadian Dollar
CME Chicago Mercantile Exchange
DAC Designated Activity Company
ETF Exchange Traded Fund
EUR Euro
EURIBOR Euro Interbank Offered Rate
GBP British Pound
LLC Limited Liability Company
LP Limited Partnership
PIK Pay-in-kind (PIK) bonds give the issuer an option to make the interest payment in case of additional securities.
plc Public Limited Company
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
SOFRINDX Secured Overnight Financing Rate Compounded Index
SONIA Sterling Overnight Index Average Rate
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.
UMBS Uniform Mortgage-Backed Securities
* Non-income producing security.
¢ Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the year ended June 30, 2026 is
$107,985,889, which represents 1.5% of net assets.
# Loaned security; a portion of the security is on loan at June 30, 2026. As of June 30, 2026, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $78,537,300. Gross amounts of recognized liabilities for securities lending (collateral received) is $81,999,621, resulting in the net amount due the counterparty of $3,462,321.
.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
∞ Rate shown is the 7-day yield as of June 30, 2026.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
Ç Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.

Janus Henderson Multi-Sector Income Fund
Notes to Schedule of Investments and Other Information
June 30, 2026
Janus Investment Fund 125
Acquisition Date
Cost
Value
Value as a % of
Net Assets
Liberty Capital Corp. - Series A
7/14/25
$ 9,750,000
$ 9,750,000
0 .1%
Ø Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
€ Security is in default, thus not accruing interest income. The rate and maturity date shown is as of the contractual maturity date.
† The position has not yet settled as of June 30, 2026. The coupon rate is undetermined.
μ Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
ƒ All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date. See Notes to Financial Statements.
ž Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the year ended
June 30, 2026 is $5,056,062,005 which represents 69.2% of net assets.
~ Interest only security. An interest only security represents the interest only portion of a pool of underlying mortgages or mortgage-backed securities which are separated and sold individually from the principal portion of the securities. Principal amount shown represents the par value on which interest payments are based.
§ PO – Principal Only
^ Settlement is on a delayed delivery or when-issued basis with final maturity TBA in the future.
‡ Variable or floating rate security. Rate shown is the current rate as of June 30, 2026. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.
†† Schedule of Restricted Securities (as of June 30, 2026)
The Fund has registration rights for certain restricted securities held as of June 30, 2026. The issuer incurs all registration costs.
¥ Security purchased in an offshore transaction exempt from registration under Regulation S of the Securities Act of 1933.

Janus Henderson Multi-Sector Income Fund
Notes to Schedule of Investments and Other Information
June 30, 2026
126 June 30, 2026
The following is a summary of the inputs that were used to value the Fund 's investments in securities and other financial instruments as of June 30, 2026 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Asset-Backed Securities $ — $ 1,002,628,631 $ 3,252,680 $ 1,005,881,311
Bank Loans — 838,765,820 — 838,765,820
Collateralized Loan Obligations — 954,894,624 — 954,894,624
Convertible Bond — 13,290,112 — 13,290,112
Corporate Bonds — 2,262,166,242 61,000,000 2,323,166,242
Commercial Mortgage-Backed
Securities — 935,269,209 — 935,269,209
Mortgage-Backed Securities — 1,621,400,492 — 1,621,400,492
Residential Mortgage-Backed
Securities — 596,746,004 15,390,958 612,136,962
Common Stocks
Textiles, Apparel & Luxury Goods — — 9,328 9,328
All Other 41,985,107 — — 41,985,107
Preferred Stocks
Financial Services — 1,828,479 — 1,828,479
Investment Companies 279,711,106 412,177,560 — 691,888,666
Investments Purchased with Cash
Collateral from Securities Lending — 81,999,621 — 81,999,621
Convertible Preferred Stocks 18,061,100 — — 18,061,100
Private Preferred Equity — — 18,582,923 18,582,923
Private Placements — — 9,750,000 9,750,000
Total Investments in Securities $ 339,757,313 $ 8,721,166,794 $ 107,985,889 $ 9,168,909,996
Other Financial Instruments
(a)
:
Centrally Cleared Swaps $ — $ 232,745 $ — $ 232,745
Forward Foreign Currency Exchange
Contracts — 10,977,711 — 10,977,711
Futures Contracts 7,359,907 — — 7,359,907
OTC Swaps — 2,970,895 — 2,970,895
Total Other Financial Instruments $ 7,359,907 $ 14,181,351 $ — $ 21,541,258
Unfunded Loan Commitments $ — $ 256,475 $ — $ 256,475
Total Assets $ 347,117,220 $ 8,735,604,620 $ 107,985,889 $ 9,190,707,729
Liabilities
TBA sales commitments:
Mortgage-Backed Securities $ — $ 57,792,044 $ — $ 57,792,044
Other Financial Instruments
(a)
:
Centrally Cleared Swaps $ — $ 238,286 $ — $ 238,286
Forward Foreign Currency Exchange
Contracts — 1,033,073 — 1,033,073
Futures Contracts 5,768,849 — — 5,768,849
Total Other Financial Instruments $ 5,768,849 $ 1,271,359 $ — $ 7,040,208
Unfunded Loan Commitments $ — $ 1,839 $ — $ 1,839
Total Liabilities $ 5,768,849 $ 59,065,242 $ — $ 64,834,091

Janus Henderson Multi-Sector Income Fund
Notes to Schedule of Investments and Other Information
June 30, 2026
Janus Investment Fund 127
(a) Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.
Level 3 Valuation Reconciliation of Assets (for the period ended June 30, 2026)
Balance as of
30 June, 2025
Realized
Gain/(Loss) Amortization
Change in
Unrealized
Appreciation/
Depreciation
(a)
Gross
Purchases
Gross
Sales
Transfers In
and/or
Out of
Level 3
Balance as of
30 June, 2026
(b)
Investment in
Securities:
Asset-Backed
Securities $ – $ – $ (2,630) $ (1,845,094) $ – $ – $ 5,100,404 $ 3,252,680
Common Stocks – – – – 9,328
(c)
– – 9,328
Convertible Corporate
Bonds 9,143 – – – 185
(c)
(9,328)
(c)
– –
Corporate Bonds – – – – 61,000,000
(c)
– – 61,000,000
Preferred Stocks 232,500 – – – – – (232,500) –
Private Placements – – – – 9,750,000 – – 9,750,000
Private Preferred Equity 17,029,980 – – 54,697 1,498,246
(c)
– – 18,582,923
Residential Mortgage-
Backed Securities 15,871,342 (10,416) (55,142) 61,697 5,322,709 (5,799,232) – 15,390,958
Total $33,142,965 $(10,416) $(57,772) $(1,728,700) $77,580,468 $(5,808,560) $4,867,904 $107,985,889
(a) Included in "Change in unrealized net appreciation/depreciation of investments, foreign currency translations and non-
interested Trustees' deferred compensation" on the Statement of Operations.
(b) The change in unrealized appreciation/depreciation for Level 3 securities held at March 31, 2026 is $(1,728,700).
(c) All or a portion is the result of a corporate action.

Janus Henderson Short Duration Flexible Bond Fund
Schedule of Investments
June 30, 2026
128 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Asset-Backed Securities - 16 .6%
Acacia LLC 2025-1 A, 5.2400%, 11/15/37
ž
$ 1,496,550 $ 1,496,674
Affirm Master Trust 2025-3A A, 4.4500%, 10/16/34
ž
797,000 788,110
Aligned Data Centers Issuer LLC 2021-1A A2, 1.9370%, 8/15/46
ž
776,000 773,340
Alloya Auto Receivables Trust 2025-1A A3, 4.6900%, 12/26/28
ž
2,456,000 2,459,743
Ally Bank Auto Credit-Linked Notes 2024-A A2, 5.6810%, 5/17/32
ž
789,591 796,868
Ally Bank Auto Credit-Linked Notes 2024-B A2, 4.9700%, 9/15/32
ž
1,014,562 1,018,152
Ally Bank Auto Credit-Linked Notes 2025-B A2, 4.3050%, 9/15/33
ž
1,686,928 1,679,256
Alterna Funding III LLC 2024-1A A, 6.2600%, 5/16/39
ž
1,201,027 1,202,063
Ansley Park Capital LLC 2025-A A2, 4.4300%, 4/20/35
ž
656,859 654,810
Aqua Finance Issuer Trust 2025-B A, 4.7900%, 5/17/51
ž
1,355,795 1,341,938
Aqua Finance Trust 2021-A A, 1.5400%, 7/17/46
ž
186,150 169,996
Avis Budget Rental Car Funding AESOP LLC 2023-4A A, 5.4900%, 6/20/29
ž
604,000 611,434
Avis Budget Rental Car Funding AESOP LLC 2026-1A A, 4.2800%, 8/20/30
ž
337,000 332,009
Avtech Equipment Receivables Funding LLC 2026-1A A, 4.5500%, 2/15/33
ž
1,549,907 1,544,871
Bayview Opportunity Master Fund VII LLC 2025-EDU1 B, CME Term Average
SOFR 30 Day + 1.7000%, 5.3278%, 7/27/48
‡,ž
331,151 330,784
Blue Bridge Funding LLC 2023-1A A, 7.3700%, 11/15/30
ž
193,231 193,910
BRAVO Residential Funding Trust 2026-CES1 A1A, 5.2540%, 4/25/56
Ç,ž
591,413 588,160
CF Hippolyta Issuer LLC 2021-1A A1, 1.5300%, 3/15/61
ž
2,113,089 1,672,108
CF Hippolyta Issuer LLC 2021-1A B1, 1.9800%, 3/15/61
ž
383,821 226,975
Channel EF LLC 2026-1A A2, 5.0000%, 1/17/34
ž
2,103,000 2,101,817
Compass Datacenters Issuer II LLC 2025-1A A1, 5.3160%, 5/25/50
ž
3,122,971 3,114,278
Compass Datacenters Issuer III LLC 2025-1A A2, 5.6560%, 2/25/50
ž
1,108,178 1,102,583
COOPR Residential Mortgage Trust 2025-CES2 A1A, 5.5020%, 6/25/60
Ç,ž
357,050 357,022
COOPR Residential Mortgage Trust 2025-CES3 A1A, 4.8400%, 9/25/60
Ç,ž
795,815 787,229
COOPR Residential Mortgage Trust 2025-CES4 A1A, 5.0400%, 11/25/60
Ç,ž
335,712 333,102
COOPR Residential Mortgage Trust 2026-CES1 A1A, 4.8740%, 2/25/61
Ç,ž
772,829 760,722
Corporate One Auto Receivables Trust 2026-1A A3, 4.1500%, 3/15/30
ž
2,445,000 2,431,859
CyrusOne Data Centers Issuer I LLC 2024-1A A2, 4.7600%, 3/22/49
ž
708,449 693,591
CyrusOne Data Centers Issuer I LLC 2024-2A A2, 4.5000%, 5/20/49
ž
838,000 810,033
DB Master Finance LLC 2017-1A A2II, 4.0300%, 11/20/47
ž
4,701,270 4,652,522
DB Master Finance LLC 2021-1A A2II, 2.4930%, 11/20/51
ž
276,950 261,162
Diamond Infrastructure Funding LLC 2021-1A A, 1.7600%, 4/15/49
ž
2,114,000 2,080,405
Domino's Pizza Master Issuer LLC 2017-1A A23, 4.1180%, 7/25/47
ž
1,692,000 1,680,551
Domino's Pizza Master Issuer LLC 2021-1A A2I, 2.6620%, 4/25/51
ž
1,331,353 1,264,670
FHF Issuer Trust 2024-2A A2, 5.8900%, 6/15/30
ž
294,840 296,131
FIGRE Trust 2024-HE2 A, 6.3800%, 5/25/54
‡,ž
402,397 407,936
FIGRE Trust 2024-HE4 A, 5.0560%, 9/25/54
‡,ž
581,095 577,753
FIGRE Trust 2025-FL1 A1, 5.2650%, 7/25/55
Ç,ž
762,175 759,580
FIGRE Trust 2025-HE2 A, 5.7750%, 3/25/55
‡,ž
673,996 676,783
FIGRE Trust 2025-HE3 A, 5.5600%, 5/25/55
‡,ž
725,742 725,369
FIGRE Trust 2025-HE4 A, 5.4080%, 7/25/55
‡,ž
327,094 325,801
FIGRE Trust 2025-HE5 A, 5.2850%, 8/25/55
‡,ž
498,990 495,276
FIGRE Trust 2025-HE6 A, 5.0440%, 9/25/55
‡,ž
368,980 363,741
FIGRE Trust 2025-PF2 A, 5.0170%, 10/25/55
‡,ž
1,387,279 1,367,582
Firstlight Issuer LLC 2026-1A A2, 5.8730%, 6/20/56
ž
924,000 927,649
Fora Financial Asset Securitization LLC 2026-1A A, 5.8500%, 6/15/32
ž
730,000 729,359
Foundation Finance Trust 2024-2A A, 4.6000%, 3/15/50
ž
526,382 521,178
Foundation Finance Trust 2025-2A A, 4.6700%, 4/15/52
ž
709,316 701,704
Foundation Finance Trust 2025-3A A, 4.5600%, 8/15/52
ž
662,092 654,170
Gracie Point International Funding LLC 2025-1A A, CME Term Average SOFR 30
Day + 1.5000%, 5.0923%, 8/15/28
‡,ž
892,000 893,311
GS Mortgage Backed Securities Trust 2025-CES2 A1, 5.1800%, 9/25/55
Ç,ž
627,421 623,778
GS Mortgage-Backed Securities Trust 2026-CES1 A1, 4.8990%, 5/25/56
Ç,ž
179,207 177,265

Janus Henderson Short Duration Flexible Bond Fund
Schedule of Investments
June 30, 2026
Janus Investment Fund 129
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Asset-Backed Securities - (continued)
Hertz Vehicle Financing III LLC 2025-5A A, 4.6200%, 5/25/30
ž
$ 419,000 $ 414,519
Hilton Grand Vacations Trust 2020-AA A, 2.7400%, 2/25/39
ž
527,504 522,571
Hilton Grand Vacations Trust 2026-1A A, 4.6700%, 2/25/43
ž
1,683,899 1,675,046
HPEFS Equipment Trust 2025-2A A2, 4.0700%, 11/22/32
ž
2,750,000 2,747,264
Huntington Bank Auto Credit-Linked Notes 2024-1 B1, 6.1530%, 5/20/32
ž
590,214 594,854
Huntington Bank Auto Credit-Linked Notes 2024-2 B1, 5.4420%, 10/20/32
ž
311,573 312,916
Lendbuzz Securitization Trust 2023-1A A2, 6.9200%, 8/15/28
ž
401,792 404,772
Lendbuzz Securitization Trust 2024-1A A2, 6.1900%, 8/15/29
ž
373,096 374,724
Lendbuzz Securitization Trust 2024-3A A2, 4.9700%, 10/15/29
ž
360,951 360,956
Lendbuzz Securitization Trust 2026-1A A2, 4.6800%, 7/15/30
ž
1,448,381 1,445,417
Libra Solutions LLC 2024-1A A, 5.8800%, 9/30/38
ž
335,000 331,378
Libra Solutions LLC 2025-1A A, 6.3550%, 8/15/39
ž
966,000 953,835
Lmdv Issuer Co. LLC 2025-1A A2, 5.3100%, 12/15/55
ž
561,000 560,381
Luxury Lease Partners Auto Lease Trust 2025-A A, 5.5100%, 3/15/32
ž
1,007,028 1,003,868
Merchants Fleet Funding LLC 2025-1A A, 4.4900%, 1/20/39
ž
506,000 503,856
MVW LLC 2025-2A A, 4.4800%, 10/20/44
ž
222,869 220,187
NMEF Funding LLC 2026-A A2, 4.0900%, 2/15/34
ž
1,170,000 1,166,018
NRM FNT1 Excess LLC 2024-FNT1 A, 7.3980%, 11/25/31
Ç,ž
681,922 686,989
Oak Street Investment Grade Net Lease Fund 2020-1A A1, 1.8500%, 11/20/50
ž
837,671 725,941
Oaktree ABF Equipment ST LLC 2026-1A A2, 4.5000%, 10/17/33
ž
410,000 409,599
OCCU Auto Receivables Trust 2023-1A A3, 6.2300%, 6/15/28
ž
252,377 252,794
OCCU Auto Receivables Trust 2025-1A A3, 4.8100%, 11/15/29
ž
909,000 912,163
OnDeck Asset Securitization IV LLC 2025-2A A, 4.8400%, 11/17/32
ž
2,180,000 2,165,856
Post Road Equipment Finance LLC 2026-1A B, 4.9100%, 2/15/33
ž
1,030,000 1,026,864
QTS Issuer ABS I LLC 2025-1A B, 5.9280%, 5/25/55
ž
4,177,000 4,085,464
RCKT Mortgage Trust 2023-CES1 A1A, 6.5150%, 6/25/43
‡,ž
221,494 220,909
RCKT Mortgage Trust 2024-CES1 A1A, 6.0250%, 2/25/44
‡,ž
295,918 296,189
RCKT Mortgage Trust 2024-CES2 A1A, 6.1410%, 4/25/44
‡,ž
624,152 625,566
RCKT Mortgage Trust 2024-CES5 A1A, 5.8460%, 8/25/44
Ç,ž
496,244 497,314
RCKT Mortgage Trust 2024-CES6 A1A, 5.3440%, 9/25/44
Ç,ž
515,550 514,695
RCKT Mortgage Trust 2024-CES7 A1A, 5.1580%, 10/25/44
Ç,ž
1,041,605 1,037,861
RCKT Mortgage Trust 2024-CES9 A1A, 5.5820%, 12/25/44
Ç,ž
197,914 198,042
RCKT Mortgage Trust 2025-CES10 A1A, 4.8940%, 11/25/55
Ç,ž
936,415 925,466
RCKT Mortgage Trust 2025-CES2 A1A, 5.5030%, 2/25/55
Ç,ž
444,321 445,212
RCKT Mortgage Trust 2025-CES7 A1A, 5.3770%, 7/25/55
Ç,ž
286,096 285,565
RCKT Mortgage Trust 2025-CES8 A1A, 5.1477%, 8/25/55
‡,ž
806,819 801,654
RCKT Mortgage Trust 2025-CES9 A1A, 4.7950%, 9/25/55
Ç,ž
315,732 311,384
RCKT Mortgage Trust 2026-CES2 A1A, 4.7620%, 2/25/56
Ç,ž
585,176 576,429
RCKT Mortgage Trust 2026-CES2 A1B, 4.8630%, 2/25/56
Ç,ž
141,347 139,767
RCKT Mortgage Trust 2026-CES4 A1A, 5.1240%, 4/25/56
Ç,ž
493,167 489,992
RCKT Mortgage Trust 2026-CES6 A1A, 5.3210%, 6/25/56
Ç,ž
550,000 549,008
RCKT Trust 2025-1A A, 4.9000%, 7/25/34
ž
597,891 598,532
RCKTL 2025-2A A, 4.4800%, 11/27/34
ž
578,920 579,009
Research-Driven Pagaya Motor Asset Trust 2026-R1A A, 5.6590%, 7/25/34
ž
432,682 434,052
Saluda Grade Alternative Mortgage Trust 2023-FIG3 A, 7.0670%, 8/25/53
‡,ž
243,812 249,716
Saluda Grade Alternative Mortgage Trust 2023-FIG4 A, 6.7180%, 11/25/53
‡,ž
745,443 765,695
Saluda Grade Alternative Mortgage Trust 2024-CES1 A1, 6.3060%, 3/25/54
‡,ž
355,522 357,998
Saluda Grade Alternative Mortgage Trust 2024-FIG5 A, 6.2550%, 4/25/54
‡,ž
550,052 556,877
Saluda Grade Alternative Mortgage Trust 2025-LOC5 A1A, CME Term SOFR 1
Month + 1.6000%, 5.2483%, 10/25/55
‡,ž
857,828 858,166
Saluda Grade Alternative Mortgage Trust 2026-HB1 A1A, CME Term SOFR 1
Month + 1.4000%, 5.0483%, 4/25/56
‡,ž
632,552 633,258
Santander Bank Auto Credit-Linked Notes 2023-B A2, 5.6440%, 12/15/33
ž
801,727 809,428
Santander Bank Auto Credit-Linked Notes 2024-A B, 5.6220%, 6/15/32
ž
1,060,256 1,068,385

Janus Henderson Short Duration Flexible Bond Fund
Schedule of Investments
June 30, 2026
130 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Asset-Backed Securities - (continued)
SCF Equipment Leasing LLC 2025-2A B, 4.5100%, 6/20/36
ž
$ 1,249,000 $ 1,222,984
SEB Funding LLC 2026-1A A2, 6.6650%, 1/30/56
ž
976,000 964,667
SF ABS Issuer LLC 2025-1A A2, 5.3770%, 11/25/55
ž
2,531,000 2,487,942
Sierra Timeshare Receivables Funding LLC 2025-3A A, 4.4400%, 8/22/44
ž
1,358,046 1,351,337
SoFi Professional Loan Program Trust 2020-C AFX, 1.9500%, 2/15/46
ž
740,225 692,566
Stack Infrastructure Issuer LLC 2026-1A A2, 5.0000%, 3/27/56
ž
1,293,000 1,253,495
Taco Bell Funding LLC 2018-1A A2II, 4.9400%, 11/25/48
ž
438,150 436,732
Taco Bell Funding LLC 2021-1A A2I, 1.9460%, 8/25/51
ž
2,171,325 2,132,287
Taco Bell Funding LLC 2021-1A A2II, 2.2940%, 8/25/51
ž
383,175 357,109
Tesla Sustainable Energy Business Trust 2026-1A A, 5.3100%, 5/20/52
ž
1,098,000 1,087,540
Towd Point Mortgage Trust 2025-FIX2 A1, 5.2490%, 10/25/65
Ç,ž
1,138,870 1,130,747
Trackside Rail LLC 2026-1A A, 4.8900%, 3/20/56
ž
1,448,833 1,401,737
Trackside Rail LLC 2026-1A B, 5.0700%, 3/20/56
ž
802,000 781,602
Truist Bank Auto Credit-Linked Notes 2026-1 B, 5.0670%, 6/26/34
ž
832,000 831,295
UPG HI Issuer Trust 2025-2 A, 5.0000%, 9/25/47
ž
414,438 411,188
US Auto Funding 2021-1A C, 2.2000%, 5/15/26
ž
464,727 358,150
US Bank NA 2023-1 B, 6.7890%, 8/25/32
ž
201,441 202,538
US Bank NA 2026-RVM1 B1, 4.9590%, 12/25/46
ž
561,866 558,151
VB-S1 Issuer LLC 2026-1A C2, 4.6930%, 3/15/56
ž
595,000 578,448
VB-S1 Issuer LLC-VBTEL 2024-1A C2, 5.5900%, 5/15/54
ž
1,759,000 1,773,525
Vista Point Securitization Trust 2026-CES1 A1, 5.0350%, 2/25/56
Ç,ž
587,115 579,776
Wendy's Funding LLC 2018-1A A2II, 3.8840%, 3/15/48
ž
1,695,787 1,657,196
Wendy's Funding LLC 2021-1A A2II, 2.7750%, 6/15/51
ž
1,139,989 1,006,375
Westgate Resorts LLC 2026-1A A, 5.1900%, 10/20/39
ž
1,977,171 1,979,986
Westlake Automobile Receivables Trust 2025-P1 A3, 4.5800%, 6/15/29
ž
2,248,000 2,252,293
Zayo Issuer LLC 2025-2A A2, 5.9530%, 6/20/55
ž
1,755,781 1,775,125
Total Asset-Backed Securities (cost $120,876,880) 119,486,305
Bank Loans - 4 .5%
Communication Services - 0 .9%
Delta 2 (Lux) SARL, First Lien Term Loan B, CME Term SOFR 3 Month + 1.7500%,
5.4822%, 9/30/31
‡,ƒ
3,217,966 3,214,619
TKO Worldwide Holdings LLC, First Lien Term Loan B7, CME Term SOFR 3 Month
+ 1.7500%, 5.4125%, 11/21/31
‡,ƒ
3,165,287 3,153,418
6,368,037
Consumer Discretionary - 0 .2%
Life Time, Inc., First Lien Term Loan, CME Term SOFR 1 Month + 2.0000%,
5.6126%, 11/5/31
‡,ƒ
1,736 1,737
Pioneer OpCo LLC, First Lien Term Loan B, CME Term SOFR 1 Month + 3.2500%,
6.8790%, 5/16/33
‡,ƒ
1,400,604 1,404,862
1,406,599
Consumer Staples - 0 .2%
Lavender Dutch BorrowerCo BV, First Lien Term Loan B, CME Term SOFR 3
Month + 3.2500%, 6.9822%, 12/30/32
‡,ƒ
1,483,577 1,466,886
Financials - 0 .2%
Citadel Securities Global Holdings LLC, First Lien Term Loan, CME Term SOFR 3
Month + 2.0000%, 5.6996%, 10/31/31
‡,ƒ
1,726,203 1,722,008
Health Care - 0 .4%
Concentra Health Services, Inc., First Lien Term Loan B1, CME Term SOFR 1
Month + 2.0000%, 5.6439%, 7/28/31
‡,ƒ
1,244,281 1,245,314
Medline Borrower LP, First Lien Term Loan, CME Term SOFR 1 Month + 1.5000%,
5.1439%, 5/30/33
‡,ƒ
1,732,313 1,720,741
2,966,055
Industrials - 1 .9%
CompoSecure Holdings LLC, First Lien Term Loan, CME Term SOFR 3 Month +
2.2500%, 5.9177%, 1/14/33
‡,ƒ
205,000 203,639

Janus Henderson Short Duration Flexible Bond Fund
Schedule of Investments
June 30, 2026
Janus Investment Fund 131
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Bank Loans - (continued)
Industrials - (continued)
EMRLD Borrower LP, First Lien Term Loan, CME Term SOFR 1 Month + 2.2500%,
5.8939%, 8/4/31
‡,ƒ
$ 3,310,943 $ 3,306,341
First Student Bidco, Inc., First Lien Term Loan B, CME Term SOFR 3 Month +
2.2500%, 5.9500%, 8/15/30
‡,ƒ
2,754,104 2,754,104
Genesee & Wyoming, Inc., First Lien Term Loan, CME Term SOFR 3 Month +
1.7500%, 5.4822%, 4/10/31
‡,ƒ
4,703,196 4,680,855
Tenaska Pennsylvania Partners LLC, First Lien Term Loan B, CME Term SOFR 1
Day + 2.2500%, 5.8800%, 2/18/33
‡,ƒ
2,509,000 2,498,036
13,442,975
Information Technology - 0 .1%
Qnity Electronics, Inc., First Lien Term Loan, CME Term SOFR 3 Month +
2.0000%, 5.6658%, 10/29/32
‡,ƒ
561,180 561,758
Utilities - 0 .6%
Alpha Generation LLC, First Lien Term Loan B, CME Term SOFR 1 Month +
1.7500%, 5.3939%, 9/30/31
‡,ƒ
1,039,485 1,028,893
Talen Energy Supply LLC, First Lien Term Loan B, CME Term SOFR 1 Month +
2.0000%, 5.6439%, 11/25/32
‡,ƒ
3,409,309 3,379,478
4,408,371
Total Bank Loans (cost $32,419,034) 32,342,689
Collateralized Loan Obligations - 5 .2%
AGL CLO 26 Ltd. 2023-26A A1R, CME Term SOFR 3 Month + 1.2800%, 4.9521%,
10/21/38
‡,ž
2,614,000 2,618,239
Bain Capital Credit CLO Ltd. 2023-3A A1R, CME Term SOFR 3 Month + 1.3100%,
4.9771%, 10/24/38
‡,ž
1,490,000 1,492,092
Barings Loan Partners CLO 5 Ltd. LP-5A A, CME Term SOFR 3 Month + 1.2200%,
4.8952%, 1/20/35
‡,ž
1,777,880 1,778,769
Benefit Street Partners CLO 43 Ltd. 2025-43A A, CME Term SOFR 3 Month +
1.2700%, 4.9452%, 10/20/38
‡,ž
2,100,000 2,102,477
Benefit Street Partners CLO XV Ltd. 2018-15A A1R, CME Term SOFR 3 Month +
1.3900%, 5.0631%, 7/15/37
‡,ž
1,119,000 1,120,590
Carlyle US CLO Ltd. 2018-4A A2R, CME Term SOFR 3 Month + 1.5600%,
5.2404%, 10/17/37
‡,ž
2,189,000 2,193,968
Carlyle US CLO Ltd. 2023-2A A1R, CME Term SOFR 3 Month + 1.3200%,
4.9952%, 7/20/38
‡,ž
2,286,000 2,290,563
CBAM Ltd. 2018-5A A1R, CME Term SOFR 3 Month + 1.3400%, 5.0204%,
10/17/38
‡,ž
1,003,000 1,004,735
CIFC Funding Ltd. 2019-7A A1R, CME Term SOFR 3 Month + 1.2800%, 4.9552%,
10/19/38
‡,ž
1,699,000 1,701,753
Elmwood CLO X Ltd. 2021-3A AR2, CME Term SOFR 3 Month + 1.3000%,
4.9752%, 7/20/38
‡,ž
800,794 802,147
GoldenTree Loan Management US CLO 17 Ltd. 2023-17A AR, CME Term SOFR 3
Month + 1.2800%, 4.9552%, 1/20/39
‡,ž
1,761,000 1,763,399
Madison Park Funding LV Ltd. 2022-55A A1R, CME Term SOFR 3 Month +
1.3600%, 5.0352%, 7/18/37
‡,ž
2,526,000 2,529,901
Madison Park Funding LXII Ltd. 2022-62A A1R2, CME Term SOFR 3 Month +
1.3000%, 4.9795%, 7/16/38
‡,ž
1,720,000 1,722,084
Madison Park Funding LXXIII Ltd. 2025-73A A1, CME Term SOFR 3 Month +
1.3000%, 4.9804%, 10/17/38
‡,ž
1,850,000 1,852,400
Madison Park Funding XXXIV Ltd. 2019-34A A2RR, CME Term SOFR 3 Month +
1.6000%, 5.2795%, 10/16/37
‡,ž
823,000 825,051
Magnetite 50 Ltd. 2025-50A A1, CME Term SOFR 3 Month + 1.2800%, 4.9466%,
7/25/38
‡,ž
1,357,000 1,358,356
Neuberger Berman CLO 32R Ltd. 2019-32RA A, CME Term SOFR 3 Month +
1.3100%, 4.9852%, 7/20/39
‡,ž
1,617,259 1,620,324

Janus Henderson Short Duration Flexible Bond Fund
Schedule of Investments
June 30, 2026
132 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
OCP CLO Ltd. 2020-18A A2R2, CME Term SOFR 3 Month + 1.5700%, 5.2452%,
7/20/37
‡,ž
$ 634,793 $ 636,225
OCP CLO Ltd. 2025-44A A, CME Term SOFR 3 Month + 1.3000%, 4.9671%,
10/24/38
‡,ž
448,258 448,843
Octagon Investment Partners 42 Ltd. 2019-3A A2RR, CME Term SOFR 3 Month +
1.5600%, 5.2331%, 7/15/37
‡,ž
300,000 300,672
OHA Credit Funding 7 Ltd. 2020-7A A1R2, CME Term SOFR 3 Month + 1.2800%,
4.9552%, 7/19/38
‡,ž
1,700,000 1,701,676
OHA Credit Funding 9 Ltd. 2021-9A A2R, CME Term SOFR 3 Month + 1.5800%,
5.2552%, 10/19/37
‡,ž
1,175,000 1,177,742
Sixth Street CLO IX Ltd. 2017-9A AR, CME Term SOFR 3 Month + 1.3800%,
5.0521%, 7/21/37
‡,ž
1,771,000 1,773,979
Texas Debt Capital CLO Ltd. 2023-2A A1R, CME Term SOFR 3 Month + 1.3700%,
5.0421%, 10/21/37
‡,ž
1,821,000 1,824,204
Voya CLO Ltd. 2024-4A A2, CME Term SOFR 3 Month + 1.5500%, 5.2252%,
7/20/37
‡,ž
708,713 710,309
Total Collateralized Loan Obligations (cost $37,292,304) 37,350,498
Corporate Bonds - 27 .6%
Communication Services - 2 .3%
Big Sky Funding LLC, 5.5000%, 12/31/27
¢
3,700,000 3,700,000
Black Pearl Compute LLC, 6.1250%, 2/15/31
ž
2,588,000 2,621,165
Meridian Arc Holdco LLC, 6.2500%, 4/30/31
ž
1,412,000 1,415,163
PR RNO Property Owner 1 LLC, 6.5000%, 5/1/31
ž
1,065,000 1,063,463
ROBLOX Corp., 3.8750%, 5/1/30
ž
3,647,000 3,446,502
Stingray Compute LLC, 6.0000%, 6/15/31
ž
3,965,000 3,972,823
SV RNO Property Owner 1 LLC, 5.8750%, 3/1/31
ž
543,000 535,172
16,754,288
Consumer Discretionary - 2 .0%
Beazer Homes USA, Inc., 8.0000%, 1/15/32
ž
612,000 613,645
Carnival Corp. Ltd., 5.1250%, 5/1/29
ž
4,726,000 4,718,688
Carvana Co., 9.0000%, 6/1/30
Ø,ž
2,355,604 2,435,282
Flutter Treasury DAC, 5.8750%, 6/4/31
ž
741,000 738,458
KB Home, 4.8000%, 11/15/29 1,814,000 1,792,813
Taylor Morrison Communities, Inc., 5.7500%, 1/15/28
ž
3,931,000 3,973,986
14,272,872
Consumer Staples - 0 .3%
Albertsons Cos., Inc., 6.5000%, 2/15/28
ž
1,938,000 1,953,760
Energy - 3 .8%
Columbia Pipelines Holding Co. LLC, 6.0550%, 8/15/26
ž
1,572,000 1,572,925
DT Midstream, Inc., 4.1250%, 6/15/29
ž
5,499,000 5,389,120
Hess Midstream Operations LP, 5.8750%, 3/1/28
ž
1,730,000 1,742,222
Hess Midstream Operations LP, 6.5000%, 6/1/29
ž
2,197,000 2,241,902
Hess Midstream Operations LP, 4.2500%, 2/15/30
ž
4,384,000 4,228,897
Occidental Petroleum Corp., 8.8750%, 7/15/30 840,000 945,818
SM Energy Co., 8.6250%, 11/1/30
ž
3,342,000 3,509,826
Sunoco LP, 5.6250%, 3/15/31
ž
1,397,000 1,386,810
Tallgrass Energy Partners LP, 5.5000%, 1/15/28
ž
3,019,000 3,012,603
Tallgrass Energy Partners LP, 7.3750%, 2/15/29
ž
2,063,000 2,116,153
Viper Energy Partners LLC, 4.9000%, 8/1/30 1,334,000 1,329,569
27,475,845
Financials - 12 .6%
Apollo Debt Solutions BDC, 5.2000%, 12/8/28
ž
1,031,000 1,015,094
Atlas Warehouse Lending Co. LP, 6.0500%, 1/15/28
ž
1,020,000 1,033,110
Atlas Warehouse Lending Co. LP, 4.6250%, 11/15/28
ž
2,145,000 2,116,134

Janus Henderson Short Duration Flexible Bond Fund
Schedule of Investments
June 30, 2026
Janus Investment Fund 133
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financials - (continued)
Atlas Warehouse Lending Co. LP, 6.2500%, 1/15/30
ž
$ 1,007,000 $ 1,037,285
Bank of America Corp., SOFR + 0.8700%, 4.4770%, 4/23/30
‡
2,727,000 2,709,802
Bank of America Corp., SOFR + 1.0000%, 5.1620%, 1/24/31
‡
2,356,000 2,387,889
Bank of America Corp., SOFR + 1.9900%, 6.2040%, 11/10/28
‡
2,851,000 2,910,912
Blue Owl Capital Corp., 3.1250%, 4/13/27 4,908,000 4,827,325
Burford Capital Global Finance LLC, 9.2500%, 7/1/31
#,ž
1,769,000 1,722,351
Capital One Financial Corp., 4.1000%, 2/9/27 5,394,000 5,386,142
Charles Schwab Corp. (The), L , U.S. Treasury Yield Curve Rate T-Note Constant
Maturity 5 Year + 2.2500%, 6.1000%, 6/1/31
‡,μ
1,555,000 1,555,342
Citigroup, Inc., SOFR + 1.1710%, 4.5030%, 9/11/31
‡
2,541,000 2,507,921
Fifth Third Bancorp, SOFR + 2.3400%, 6.3390%, 7/27/29
‡
1,256,000 1,297,939
First-Citizens Bank & Trust Co., SOFR + 1.1460%, 5.0970%, 7/13/29
‡
1,653,000 1,655,283
Goldman Sachs Group, Inc. (The), SOFR + 0.7100%, 4.1480%, 1/21/29
‡
4,113,000 4,077,594
Goldman Sachs Group, Inc. (The), SOFR + 0.9900%, 4.5940%, 4/20/30
‡
1,774,000 1,763,987
Goldman Sachs Group, Inc. (The), SOFR + 1.0300%, 4.9720%, 6/3/32
‡
3,748,000 3,745,839
Goldman Sachs Group, Inc. (The), SOFR + 1.0780%, 5.2070%, 1/28/31
‡
2,559,000 2,586,568
JPMorgan Chase & Co., SOFR + 0.8200%, 4.4080%, 4/23/30
‡
2,205,000 2,186,246
JPMorgan Chase & Co., SOFR + 0.9900%, 4.6220%, 4/23/32
‡
2,549,000 2,519,581
JPMorgan Chase & Co., SOFR + 1.0100%, 5.1400%, 1/24/31
‡
1,562,000 1,579,565
JPMorgan Chase & Co., SOFR + 1.1900%, 5.0400%, 1/23/28
‡
1,557,000 1,561,870
JPMorgan Chase & Co., PP , U.S. Treasury Yield Curve Rate T-Note Constant
Maturity 5 Year + 2.0800%, 6.1000%, 7/1/31
‡,μ
2,501,000 2,532,663
LPL Holdings, Inc., 5.7000%, 5/20/27 4,883,000 4,920,151
LPL Holdings, Inc., 4.9000%, 4/3/28 3,579,000 3,580,999
LPL Holdings, Inc., 5.1500%, 6/15/30 1,552,000 1,556,916
Marex Group plc, 5.6800%, 4/21/31 2,574,000 2,575,000
Morgan Stanley, SOFR + 1.5900%, 5.1640%, 4/20/29
‡
1,918,000 1,933,118
Morgan Stanley, SOFR + 1.6300%, 5.4490%, 7/20/29
‡
2,175,000 2,203,790
Morgan Stanley Bank NA, SOFR + 0.9060%, 5.0160%, 1/12/29
‡
2,610,000 2,626,042
Morgan Stanley Private Bank NA, SOFR + 1.0800%, 4.7340%, 7/18/31
‡
4,119,000 4,100,420
Rocket Cos., Inc., 6.1250%, 8/1/30
ž
4,543,000 4,621,012
Truist Financial Corp., SOFR + 1.6200%, 5.4350%, 1/24/30
‡
1,123,000 1,141,736
US Bancorp, SOFR + 1.0610%, 5.0460%, 2/12/31
‡
3,563,000 3,597,046
US Bancorp, SOFR + 1.5600%, 5.3840%, 1/23/30
‡
2,970,000 3,020,468
90,593,140
Health Care - 1 .7%
CVS Health Corp., 4.3000%, 3/25/28 3,663,000 3,643,487
CVS Health Corp., 3.2500%, 8/15/29 2,577,000 2,467,716
Solventum Corp., 5.4500%, 2/25/27 426,000 428,726
Solventum Corp., 5.4000%, 3/1/29 1,041,000 1,059,021
Teva Pharmaceutical Finance Netherlands III BV, 3.1500%, 10/1/26 1,864,000 1,854,830
Teva Pharmaceutical Finance Netherlands IV BV, 5.7500%, 12/1/30 2,609,000 2,672,782
12,126,562
Industrials - 2 .6%
Sumisho Air Lease Corp., 4.5000%, 3/24/29
ž
5,564,000 5,516,794
Sumisho Air Lease Corp., 4.8500%, 3/24/31
ž
4,151,000 4,107,700
United Airlines Holdings, Inc., 4.8750%, 3/1/29 8,960,000 8,855,043
18,479,537
Information Technology - 0 .6%
AppLovin Corp., 5.1250%, 12/1/29 4,278,000 4,313,501
Materials - 0 .3%
Fortescue Treasury Pty. Ltd., 4.5000%, 9/15/27
ž
2,526,000 2,506,614

Janus Henderson Short Duration Flexible Bond Fund
Schedule of Investments
June 30, 2026
134 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Utilities - 1 .4%
Dominion Energy, Inc., U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5
Year + 1.8690%, 6.1500%, 12/15/56
‡
$ 622,000 $ 623,888
NextEra Energy Capital Holdings, Inc., AA , U.S. Treasury Yield Curve Rate T-Note
Constant Maturity 5 Year + 1.8400%, 6.0000%, 10/1/56
‡
2,851,000 2,849,586
NRG Energy, Inc., 4.7340%, 10/15/30
ž
3,186,000 3,146,788
Vistra Operations Co. LLC, 5.0000%, 4/30/31
ž
3,533,000 3,506,291
10,126,553
Total Corporate Bonds (cost 198,514,096) 198,602,672
Commercial Mortgage-Backed Securities - 11 .5%
280 Park Avenue Mortgage Trust , CME Term SOFR 1 Month + 1.1800% ,
4.8054% , 9/15/34
‡ ,ž
2,890,000 2,886,662
ALA Trust
2025-OANA A, CME Term SOFR 1 Month + 1.7426%, 5.3686%, 6/15/40
‡,ž
1,658,000 1,664,153
2025-OANA B, CME Term SOFR 1 Month + 1.8425%, 5.4685%, 6/15/40
‡,ž
568,000 569,638
BLP Commercial Mortgage Trust
2025-IND A, CME Term SOFR 1 Month + 1.2000%, 4.8254%, 3/15/42
‡,ž
1,664,700 1,660,132
2025-IND2 A, CME Term SOFR 1 Month + 1.5000%, 5.1254%, 12/15/42
‡,ž
1,016,000 1,017,427
BOCA Commercial Mortgage Trust , CME Term SOFR 1 Month + 1.9000% ,
5.5254% , 12/15/42
‡ ,ž
1,880,000 1,884,209
BPR Commercial Mortgage Trust , 5.1120% , 11/5/42
‡ ,ž
820,000 812,984
BPR Trust
7.1465%, 10/5/38
‡,ž
1,788,000 1,821,427
5.3580%, 11/5/41
‡,ž
1,923,885 1,935,928
5.8500%, 11/5/41
‡,ž
737,000 728,041
BX Commercial Mortgage Trust
2021-21M A, CME Term SOFR 1 Month + 0.8445%, 4.4695%, 10/15/36
‡,ž
330,554 330,563
2024-AIR2 A, CME Term SOFR 1 Month + 1.4923%, 5.1183%, 10/15/41
‡,ž
1,799,422 1,804,052
2024-AIRC A, CME Term SOFR 1 Month + 1.6912%, 5.3166%, 8/15/41
‡,ž
2,217,561 2,225,725
2024-AIRC C, CME Term SOFR 1 Month + 2.5900%, 6.2153%, 8/15/41
‡,ž
684,261 686,275
2024-BRBK A, CME Term SOFR 1 Month + 2.8796%, 6.5128%, 10/15/41
‡,ž
803,659 805,182
2024-GPA3 A, CME Term SOFR 1 Month + 1.2928%, 4.9182%, 12/15/39
‡,ž
865,427 866,981
2024-GPA3 B, CME Term SOFR 1 Month + 1.6423%, 5.2677%, 12/15/39
‡,ž
399,108 400,036
2025-SPOT A, CME Term SOFR 1 Month + 1.4434%, 5.0687%, 4/15/40
‡,ž
797,845 797,951
2026-CSMO A, CME Term SOFR 1 Month + 1.4000%, 5.0254%, 2/15/43
‡,ž
1,468,000 1,470,875
2026-CSMO B, CME Term SOFR 1 Month + 1.7000%, 5.3254%, 2/15/43
‡,ž
510,000 512,904
2026-CSMO C, CME Term SOFR 1 Month + 2.0000%, 5.6254%, 2/15/43
‡,ž
319,000 321,786
BX Trust
2021-LBA AV, CME Term SOFR 1 Month + 1.1645%, 4.7905%, 2/15/36
‡,ž
428,618 428,487
2024-CNYN A, CME Term SOFR 1 Month + 1.4419%, 5.0673%, 4/15/41
‡,ž
1,535,961 1,537,285
5.1988%, 12/13/42
‡,ž
1,807,000 1,807,967
2025-DIME A, CME Term SOFR 1 Month + 1.1500%, 4.7754%, 2/15/35
‡,ž
1,663,000 1,655,719
2025-GW A, CME Term SOFR 1 Month + 1.6000%, 5.2250%, 7/15/42
‡,ž
713,000 712,028
2025-GW B, CME Term SOFR 1 Month + 1.8500%, 5.4750%, 7/15/42
‡,ž
1,950,000 1,950,541
2025-LUNR A, CME Term SOFR 1 Month + 1.5000%, 5.1254%, 6/15/40
‡,ž
1,451,455 1,453,961
2025-ROIC A, CME Term SOFR 1 Month + 1.1438%, 4.7692%, 3/15/30
‡,ž
2,053,223 2,049,582
2025-ROIC B, CME Term SOFR 1 Month + 1.3935%, 5.0189%, 3/15/30
‡,ž
449,203 447,799
2025-VLT7 A, CME Term SOFR 1 Month + 1.7000%, 5.3254%, 7/15/44
‡,ž
2,226,393 2,226,880
BXHPP Trust , CME Term SOFR 1 Month + 0.7645% , 4.3895% , 8/15/36
‡ ,ž
229,000 218,259
Century Plaza Towers , 3.0967% , 11/13/39
‡ ,ž
1,690,000 1,444,461
COLEM Mortgage Trust , 2.5430% , 4/12/42
‡ ,ž
4,914,000 4,786,688
COMM Mortgage Trust , CME Term SOFR 1 Month + 1.8410% , 5.4664% , 6/15/41
‡ ,ž
2,536,542 2,537,661
CONE Trust
2024-DFW1 A, CME Term SOFR 1 Month + 1.6417%, 5.2671%, 8/15/41
‡,ž
1,151,000 1,145,758

Janus Henderson Short Duration Flexible Bond Fund
Schedule of Investments
June 30, 2026
Janus Investment Fund 135
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Commercial Mortgage-Backed Securities - (continued)
CONE Trust - (continued)
2024-DFW1 B, CME Term SOFR 1 Month + 2.2908%, 5.9162%, 8/15/41
‡,ž
$ 846,629 $ 846,477
Croton Park CLO Ltd. , 5.2331% , 10/15/36
‡
1,121,000 1,123,516
CSTL Commercial Mortgage Trust , 4.8510% , 2/10/43
‡ ,ž
348,000 342,738
DC Commercial Mortgage Trust , 6.8043% , 9/12/40
ž
1,459,617 1,473,464
FS , CME Term SOFR 1 Month + 1.3500% , 4.9754% , 2/15/41
‡ ,ž
658,000 658,665
GS Mortgage Securities Corp. Trust , CME Term SOFR 1 Month + 2.6500% ,
6.2872% , 11/25/41
‡ ,ž
757,493 757,417
GWT , CME Term SOFR 1 Month + 1.6912% , 5.3166% , 5/15/41
‡ ,ž
2,209,000 2,213,214
Hudsons Bay Simon JV Trust , 4.1545% , 8/5/34
ž
281,542 270,167
KRE Commercial Mortgage Trust , CME Term SOFR 1 Month + 1.3000% ,
4.9254% , 3/15/42
‡ ,ž
1,387,547 1,385,714
LEX Mortgage Trust , 5.0361% , 10/13/33
‡ ,ž
427,000 425,232
LEX Trust , CME Term SOFR 1 Month + 1.3500% , 4.9754% , 3/15/43
‡ ,ž
581,000 581,104
Life Mortgage Trust
2021-BMR C, CME Term SOFR 1 Month + 1.2145%, 4.8395%, 3/15/38
‡,ž
215,202 213,506
2022-BMR2 A1, CME Term SOFR 1 Month + 1.2952%, 4.9206%, 5/15/39
‡,ž
1,138,830 1,084,511
MIC Trust , 8.7315% , 12/5/38
‡ ,ž
1,278,485 1,348,841
MLTI Trust , CME Term SOFR 1 Month + 1.4000% , 5.0213% , 6/15/31
‡ ,ž
1,195,000 1,196,299
National Commercial Mortgage Trust , CME Term SOFR 1 Month + 1.3500% ,
4.9754% , 6/15/43
‡ ,ž
1,280,000 1,280,765
NRTH Commercial Mortgage Trust , CME Term SOFR 1 Month + 1.3933% ,
5.0187% , 10/15/40
‡ ,ž
1,332,000 1,334,911
NYC Trust , 5.0529% , 6/6/40
‡ ,ž
1,428,000 1,421,427
PLYM Commercial Mortgage Trust , CME Term SOFR 1 Month + 1.2500% ,
4.8754% , 3/15/43
‡ ,ž
497,000 497,235
PNW Trust , CME Term SOFR 1 Month + 1.7113% , 5.3367% , 4/15/41
‡ ,ž
1,102,000 1,099,526
SCG Commercial Mortgage Trust , CME Term SOFR 1 Month + 1.2000% ,
4.8254% , 3/15/35
‡ ,ž
1,988,000 1,986,673
SMRT Commercial Mortgage Trust , CME Term SOFR 1 Month + 1.0000% ,
4.6260% , 1/15/39
‡ ,ž
2,805,000 2,804,139
TEXAS Commercial Mortgage Trust , CME Term SOFR 1 Month + 1.2931% ,
4.9185% , 4/15/42
‡ ,ž
551,000 549,605
TYSN Mortgage Trust
6.7991%, 12/10/33
‡,ž
758,943 782,455
6.7991%, 12/10/33
‡,ž
1,530,716 1,516,579
VASA Trust , CME Term SOFR 1 Month + 1.0145% , 4.6405% , 7/15/39
‡ ,ž
1,259,390 1,234,237
Wells Fargo Commercial Mortgage Trust , 5.2704% , 3/15/38
‡ ,ž
2,050,000 2,040,561
Wingspire Equipment Finance LLC , 4.3300% , 9/20/33
ž
2,310,000 2,305,873
Total Commercial Mortgage-Backed Securities (cost $81,957,963) 82,380,858
Mortgage-Backed Securities - 3 .5%
Fannie Mae / Freddie Mac UMBS, Single Family, 30 Year , 4.5000% , TBA , 30 Year
Maturity
^
1,885,000 1,806,030
Fannie Mae Pool , 2.5000% , 3/1/62 1,959,511 1,623,682
Fannie Mae Pool UMBS, 30 Year
Pool # BN3899, 4.0000%, 12/1/48 63,751 60,454
Pool # BV4144, 3.0000%, 3/1/52 750,934 666,442
Pool # BV4203, 3.5000%, 4/1/52 100,795 92,880
Pool # BV5379, 3.0000%, 4/1/52 640,473 569,111
Pool # BV5380, 3.0000%, 4/1/52 549,589 487,669
Pool # BV5393, 3.5000%, 4/1/52 279,900 257,921
Pool # BV6879, 4.5000%, 4/1/52 98,816 95,522
Pool # BV7131, 4.5000%, 4/1/52 31,404 30,355
Pool # BV7132, 4.5000%, 4/1/52 39,340 38,025

Janus Henderson Short Duration Flexible Bond Fund
Schedule of Investments
June 30, 2026
136 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
Fannie Mae Pool UMBS, 30 Year - (continued)
Pool # BV7632, 4.5000%, 4/1/52 $ 75,910 $ 73,380
Pool # BV8484, 3.5000%, 4/1/52 96,418 88,846
Pool # BW0072, 4.5000%, 4/1/52 25,910 25,044
Pool # BW0081, 4.5000%, 4/1/52 55,898 54,029
Pool # BW0343, 4.5000%, 5/1/52 142,918 138,141
Pool # BW1288, 5.0000%, 10/1/52 237,111 235,646
Pool # BW7369, 5.0000%, 10/1/52 520,529 518,026
Pool # CA3683, 4.5000%, 6/1/49 21,604 21,057
Pool # CA4035, 4.5000%, 8/1/49 32,824 31,993
Pool # CB0044, 3.0000%, 4/1/51 192,682 170,257
Pool # CB3501, 3.5000%, 5/1/52 856,451 784,551
Pool # CB6686, 4.5000%, 7/1/53 452,636 439,556
Pool # CB6851, 4.5000%, 8/1/53 315,556 306,408
Pool # CB7430, 5.5000%, 11/1/53 314,874 321,167
Pool # CB8134, 5.5000%, 3/1/54 581,057 591,623
Pool # CB8543, 6.0000%, 5/1/54 965,519 998,073
Pool # FA3182, 6.0000%, 10/1/55 287,913 295,831
Pool # FM7159, 2.5000%, 2/1/51 705,216 590,677
Pool # FS1301, 3.5000%, 4/1/52 509,860 465,621
Pool # FS2420, 3.5000%, 7/1/52 2,145,919 1,971,446
Pool # FS2546, 4.0000%, 3/1/51 34,364 32,587
Pool # FS5362, 4.5000%, 12/1/50 569,608 555,647
Pool # FS7607, 6.0000%, 3/1/54 32,869 34,127
Pool # FS7643, 6.0000%, 4/1/54 119,366 124,029
Pool # FS8037, 6.0000%, 1/1/54 38,326 39,834
Pool # MA3521, 4.0000%, 11/1/48 429,916 407,682
Pool # MA3908, 4.5000%, 1/1/50 45,345 44,198
Freddie Mac Pool UMBS, 30 Year
Pool # QC5848, 2.5000%, 8/1/51 949,946 803,995
Pool # QD9191, 3.5000%, 4/1/52 54,684 50,390
Pool # QD9513, 2.5000%, 2/1/52 73,976 62,693
Pool # QE0318, 4.5000%, 3/1/52 26,319 25,442
Pool # QE1073, 3.5000%, 4/1/52 68,586 63,200
Pool # QF2145, 5.0000%, 10/1/52 32,884 32,726
Pool # QF2386, 5.0000%, 10/1/52 956,399 950,025
Pool # QI2699, 5.5000%, 4/1/54 154,994 157,966
Pool # RA1087, 4.5000%, 7/1/49 214,659 208,857
Pool # RA1088, 4.5000%, 7/1/49 39,670 38,666
Pool # RA1188, 4.5000%, 8/1/49 211,014 205,310
Pool # RA1999, 4.5000%, 1/1/50 150,132 146,074
Pool # RJ1341, 6.0000%, 4/1/54 694,998 718,431
Pool # RJ4363, 5.5000%, 6/1/55 170,037 173,133
Pool # SD1143, 4.5000%, 9/1/50 1,292,469 1,260,790
Pool # SD1352, 3.5000%, 7/1/52 833,279 765,529
Pool # SD1551, 4.0000%, 3/1/50 448,003 424,834
Pool # SD1840, 3.0000%, 6/1/52 1,265,624 1,115,560
Pool # SD4009, 6.0000%, 9/1/53 66,117 68,646
Pool # SD4294, 5.5000%, 9/1/53 239,296 243,930
Pool # SD7023, 3.0000%, 6/1/52 1,744,847 1,536,917
Pool # SD8040, 4.5000%, 1/1/50 35,547 34,648
Pool # SL1226, 5.5000%, 5/1/55 612,449 622,838
Pool # SL3350, 6.0000%, 11/1/55 414,894 426,576
Pool # ZA7158, 4.5000%, 6/1/49 32,596 31,715

Janus Henderson Short Duration Flexible Bond Fund
Schedule of Investments
June 30, 2026
Janus Investment Fund 137
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
Freddie Mac Pool UMBS, 30 Year - (continued)
Pool # ZT1320, 4.0000%, 11/1/48 $ 38,465 $ 36,475
Total Mortgage-Backed Securities (cost $25,675,909) 25,292,933
Residential Mortgage-Backed Securities - 7 .8%
A&D Mortgage Trust
5.4640%, 8/25/69
ž
1,057,588 1,056,054
5.6990%, 11/25/69
ž
490,052 490,475
5.2250%, 10/25/70
Ç,ž
531,231 527,693
Angel Oak Mortgage Trust
2.5930%, 10/25/49
‡,ž
20,006 19,854
2.6200%, 11/25/59
‡,ž
16,928 16,788
4.9500%, 7/25/68
Ç,ž
1,479,353 1,469,039
5.5150%, 4/25/70
Ç,ž
997,460 998,349
Arixa Mortgage Trust , 6.0510% , 5/25/31
Ç ,ž
1,083,000 1,081,357
Bayview MSR Opportunity Master Fund Trust
2021-4 A11, CME Term Average SOFR 30 Day + 0.8500%,
4.4778%, 10/25/51
‡,ž
1,540,934 1,491,162
2021-5 AF, CME Term Average SOFR 30 Day + 0.8500%, 4.4778%, 11/25/51
‡,ž
1,459,146 1,415,160
3.0000%, 12/25/51
‡,ž
1,158,591 992,681
Citigroup Mortgage Loan Trust , 5.2370% , 12/25/55
‡ ,ž
1,257,104 1,248,936
Connecticut Avenue Securities Trust
2021-R03 1M2, CME Term Average SOFR 30 Day + 1.6500%,
5.2778%, 12/25/41
‡,ž
773,731 776,120
2022-R01 1B1, CME Term Average SOFR 30 Day + 3.1500%,
6.7778%, 12/25/41
‡,ž
1,759,000 1,772,742
2022-R04 1M2, CME Term Average SOFR 30 Day + 3.1000%,
6.7278%, 3/25/42
‡,ž
56,296 57,030
2023-R06 1M1, CME Term Average SOFR 30 Day + 1.7000%,
5.3278%, 7/25/43
‡,ž
291,686 292,275
2023-R07 2M1, CME Term Average SOFR 30 Day + 1.9500%,
5.5778%, 9/25/43
‡,ž
89,781 89,942
2023-R08 1M1, CME Term Average SOFR 30 Day + 1.5000%,
5.1278%, 10/25/43
‡,ž
152,727 152,822
2024-R01 1M1, CME Term Average SOFR 30 Day + 1.0500%,
4.6778%, 1/25/44
‡,ž
191,338 191,222
2024-R03 2M1, CME Term Average SOFR 30 Day + 1.1500%,
4.7778%, 3/25/44
‡,ž
83,883 83,872
2025-R01 1M1, CME Term Average SOFR 30 Day + 1.1000%,
4.7278%, 1/25/45
‡,ž
91,539 91,582
2025-R02 1M1, CME Term Average SOFR 30 Day + 1.1500%,
4.7778%, 2/25/45
‡,ž
135,480 135,480
2025-R03 2M1, CME Term Average SOFR 30 Day + 1.6000%,
5.2278%, 3/25/45
‡,ž
484,645 485,098
2025-R04 1M1, CME Term Average SOFR 30 Day + 1.2000%,
4.8278%, 5/25/45
‡,ž
614,680 615,049
2025-R05 2M1, CME Term Average SOFR 30 Day + 1.2000%,
4.8278%, 7/25/45
‡,ž
384,014 384,168
EFMT , 5.2210% , 11/25/40
Ç ,ž
483,000 481,943
Finance of America Structured Securities Trust , 3.5000% , 2/25/75
ž
622,561 605,068
Freddie Mac Structured Agency Credit Risk Debt Notes REMIC Trust
2021-DNA6 M2, CME Term Average SOFR 30 Day + 1.5000%,
5.1278%, 10/25/41
‡,ž
827,457 828,058
2021-HQA3 M2, CME Term Average SOFR 30 Day + 2.1000%,
5.7278%, 9/25/41
‡,ž
361,621 362,577

Janus Henderson Short Duration Flexible Bond Fund
Schedule of Investments
June 30, 2026
138 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Residential Mortgage-Backed Securities - (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes REMIC Trust - (continued)
2021-HQA4 M2, CME Term Average SOFR 30 Day + 2.3500%,
5.9778%, 12/25/41
‡,ž
$ 267,780 $ 269,213
2022-DNA2 M2, CME Term Average SOFR 30 Day + 3.7500%,
7.3778%, 2/25/42
‡,ž
372,069 378,579
2022-DNA3 M2, CME Term Average SOFR 30 Day + 4.3500%,
7.9778%, 4/25/42
‡,ž
135,794 139,369
2022-DNA4 M2, CME Term Average SOFR 30 Day + 5.2500%,
8.8778%, 5/25/42
‡,ž
530,000 549,579
2023-HQA2 M1A, CME Term Average SOFR 30 Day + 2.0000%,
5.6278%, 6/25/43
‡,ž
223,794 224,117
2023-HQA3 M1, CME Term Average SOFR 30 Day + 1.8500%,
5.4778%, 11/25/43
‡,ž
324,177 325,432
2024-DNA2 M1, CME Term Average SOFR 30 Day + 1.2000%,
4.8278%, 5/25/44
‡,ž
116,819 116,885
2024-HQA2 M1, CME Term Average SOFR 30 Day + 1.2000%,
4.8278%, 8/25/44
‡,ž
379,815 379,849
2025-DNA1 M1, CME Term Average SOFR 30 Day + 1.0500%,
4.6778%, 1/25/45
‡,ž
221,005 220,925
2025-DNA2 M1, CME Term Average SOFR 30 Day + 1.2000%,
4.8278%, 5/25/45
‡,ž
26,680 26,683
2025-DNA3 M1, CME Term Average SOFR 30 Day + 1.1000%,
4.7278%, 9/25/45
‡,ž
33,420 33,441
2025-HQA1 M1, CME Term Average SOFR 30 Day + 1.1500%,
4.7778%, 2/25/45
‡,ž
426,907 427,184
Homeward Opportunities Fund Trust
5.9890%, 9/25/39
Ç,ž
407,592 407,871
5.4760%, 3/25/40
Ç,ž
1,154,000 1,154,471
5.2370%, 9/25/40
Ç,ž
520,000 520,106
J.P. Morgan Mortgage Trust , 5.5000% , 11/25/55
Ç ,ž
361,068 360,465
JPMorgan Chase Bank NA , CME Term SOFR 1 Month + 2.3645% ,
6.0128% , 10/25/57
‡ ,ž
2,073,417 2,140,841
LHOME Mortgage Trust
6.9000%, 5/25/29
Ç,ž
586,465 587,115
5.9210%, 7/25/39
Ç,ž
1,555,513 1,557,044
5.2390%, 8/25/40
Ç,ž
520,000 520,907
4.9080%, 1/25/41
Ç,ž
260,000 257,805
Mello Mortgage Capital Acceptance
2021-INV3 A11, CME Term Average SOFR 30 Day + 0.9500%,
4.5621%, 10/25/51
‡,ž
1,422,316 1,379,130
4.0000%, 4/25/54
Ç,ž
480,179 472,440
Morgan Stanley Residential Mortgage Loan Trust , 4.2500% , 2/25/65
‡ ,ž
609,621 585,344
New Residential Mortgage Loan Trust
5.1170%, 9/25/64
‡,ž
748,015 742,412
6.6640%, 3/25/39
Ç,ž
1,528,888 1,531,185
5.4430%, 9/25/39
Ç,ž
646,000 645,795
OBX Trust
3.0000%, 12/25/51
‡,ž
487,436 418,366
3.0000%, 12/25/51
‡,ž
1,290,073 1,097,681
6.3210%, 1/25/64
Ç,ž
226,031 226,437
5.4700%, 4/25/66
‡,ž
1,187,000 1,185,321
Oceanview Mortgage Trust , CME Term Average SOFR 30 Day + 0.9000% ,
4.5278% , 12/25/55
‡ ,ž
1,761,044 1,759,631
PRET Trust
4.0000%, 7/25/69
Ç,ž
785,856 755,235

Janus Henderson Short Duration Flexible Bond Fund
Schedule of Investments
June 30, 2026
Janus Investment Fund 139
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Residential Mortgage-Backed Securities - (continued)
PRET Trust - (continued)
4.0000%, 8/25/64
Ç,ž
$ 878,355 $ 859,421
4.1500%, 1/25/70
Ç,ž
1,343,410 1,300,616
PRPM LLC
3.7500%, 3/25/54
Ç,ž
470,716 458,475
4.5000%, 8/25/55
Ç,ž
494,743 485,975
3.2500%, 4/25/55
Ç,ž
2,094,373 2,019,130
3.0000%, 5/25/55
Ç,ž
1,088,696 1,039,699
5.5000%, 3/25/56
‡,ž
1,519,404 1,521,005
RCKT Mortgage Trust , CME Term Average SOFR 30 Day + 0.8000% ,
4.4278% , 7/25/51
‡ ,ž
998,034 966,131
Reneu Redi Q-1 Trust , 5.8920% , 6/25/41
Ç ,ž
788,000 787,503
Saluda Grade Alternative Mortgage Trust
7.7620%, 4/25/30
Ç,ž
818,224 817,389
7.4390%, 7/25/30
Ç,ž
1,303,500 1,304,789
5.7490%, 3/25/31
Ç,ž
1,616,000 1,593,777
Saluds Grade Alternative Mortgage Trust
5.3200%, 10/25/40
Ç,ž
820,000 816,074
5.6570%, 10/25/40
Ç,ž
1,715,000 1,710,543
Toorak Mortgage Trust , 5.5240% , 2/25/40
Ç ,ž
520,000 520,446
TVC Mortgage Trust , 4.9640% , 2/25/41
Ç ,ž
621,000 615,353
Total Residential Mortgage-Backed Securities - (cost $ 56,821,422 ) 56,425,780
Investment Companies - 3 .5%
Money Market Funds - 3 .5%
Janus Henderson Cash Liquidity Fund LLC, 3.6430%
£,∞
(cost $25,404,280) 25,404,284 25,404,280
Investments Purchased with Cash Collateral from Securities Lending - 0.0%
Investment Companies - 0.0%
Janus Henderson Cash Collateral Fund LLC, 3.5573%
£,∞
82,840 82,840
Time Deposits - 0.0%
Royal Bank of Canada, 3.6300%, 7/1/26 20,710 20,710
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $103,550) 103,550
U.S. Treasury Debt - 20 .1%
U.S. Treasury Notes, 3.8464%, 4/30/27 19,350,200 19,298,801
U.S. Treasury Notes, 4.0259%, 5/31/27 8,057,000 8,040,383
U.S. Treasury Notes, 3.8827%, 6/30/27 29,290,600 29,187,854
U.S. Treasury Notes, 3.5350%, 8/31/27 22,320,000 22,190,963
U.S. Treasury Notes, 3.4614%, 10/31/27 5,500,000 5,452,734
U.S. Treasury Notes, 3.4490%, 11/30/27 12,405,000 12,271,743
U.S. Treasury Notes, 3.5734%, 12/31/27 6,476,000 6,401,880
U.S. Treasury Notes, 3.5560%, 2/29/28 3,868,000 3,819,801
U.S. Treasury Notes, 4.0291%, 4/30/28 5,343,900 5,305,282
U.S. Treasury Notes, 4.0963%, 5/31/28 6,520,000 6,500,899
U.S. Treasury Notes, 4.0466%, 4/15/29 2,447,000 2,428,456
U.S. Treasury Notes, 4.1480%, 6/15/29 21,750,000 21,729,609
U.S. Treasury Notes, 4.2396%, 5/31/31 1,690,300 1,684,094
Total U.S. Treasury Debt (cost $144,823,047) 144,312,499
Total Investments (total cost $ 723,888,485 ) - 100 .3% 721,702,064
Liabilities, net of Cash, Receivables and Other Assets - (0.3%) (2,403,354)
Net Assets - 100.0% $719,298,710

Janus Henderson Short Duration Flexible Bond Fund
Schedule of Investments
June 30, 2026
140 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Summary of Investments by Country - (Long Positions)
Country Value
% of
Investment
Securities
United States of America $ 679,152,398 94 .1%
Luxembourg 28,618,899 4 .0
Netherlands 5,994,498 0 .8
United Kingdom 2,575,000 0 .4
Australia 2,506,614 0 .3
Cayman Islands 2,116,197 0 .3
Ireland 738,458 0 .1
Total $721,702,064 100 .0%
Schedule of Affiliated Investments - (% of Net Assets)
Affiliate
Affiliated
Investments,
at Value at
6/30/25 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
6/30/26
............. Shares
Held at
6/30/26
Dividend
Income
Investment Companies - 3 .5%
Money Market Funds - 3.5%
Janus Henderson Cash Liquidity Fund LLC, 3.6430%
∞
$ 30,248,194 $ 341,513,306 $ (346,349,341) $ (7,879) $ – $ 25,404,280 25,404,284 $ 847,264
Investments Purchased with Cash Collateral from Securities Lending - 0.0%
Investment Companies - 0.0%
Janus Henderson Cash Collateral Fund LLC, 3.5573%
∞
3,422,392 32,936,275 (36,275,827) – – 82,840 82,840 49,094
Δ
Total Affiliated Investments - 3.5%
$33,670,586 $374,449,581 $(382,625,168) $(7,879) $– $25,487,120 25,487,124 $896,358
Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/
Foreign Currency Settlement Date
Foreign
Currency
Amount Sold/
(Purchased)
USD Currency
Amount Sold/
(Purchased)
Market Value
and Unrealized
Appreciation
(Depreciation)
BNP Paribas SA
Great British Pound 8/13/26 12,098,074 $ (16,162,683) $ 112,294
Great British Pound 8/13/26 (86,684) 115,264 (261)
Great British Pound 8/13/26 (1,510,256) 2,027,753 (24,112)
Great British Pound 8/13/26 (4,533,732) 6,075,306 (60,450)
Great British Pound 8/13/26 (5,967,402) 7,996,563 (79,673)
–
Total $(52,202)

Janus Henderson Short Duration Flexible Bond Fund
Schedule of Investments
June 30, 2026
Janus Investment Fund 141
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of June 30, 2026.
Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Futures Long:
U.S. Treasury 2 Year Notes 1,011 9/30/26 $ 208,400,273 $ (51,235)
U.S. Treasury Ultra Bonds 17 9/21/26 1,974,656 42,344
Total - Futures Long $(8,891)
Futures Short:
U.S. Treasury 10 Year Notes 171 9/21/26 $ (18,791,297) $ (66,763)
U.S. Treasury 10 Year Ultra Bonds 37 9/21/26 (4,161,344) (53,517)
U.S. Treasury 5 Year Notes 1 9/30/26 (107,047) (79)
U.S. Treasury Long Bonds 106 9/21/26 (12,031,000) (205,531)
Total - Futures Short $(325,890)
Total $(334,781)
Schedule of Centrally Cleared Credit Default Swaps - Buy Protection
Reference Asset
Maturity
Date
Notional
Amount
Premiums
Paid/
(Received)
Unrealized
Appreciation
(Depreciation) Value
CDX.NA.HY.46-V2, Fixed Rate of 5.00%, Paid
Quarterly 6/20/31 $ 5,277,000 $ (422,738) $ (6,688) $ (429,426)
CDX.NA.IG.46-V1, Fixed Rate of 1.00%, Paid
Quarterly 6/20/31 30,308,000 (672,859) (1,673) (674,532)
Total $(1,095,597) $(8,361) $(1,103,958)
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of June 30, 2026
Credit
Contracts
Interest Rate
Contracts
Currency
Contracts Total
Asset Derivatives:
Forward foreign currency exchange contracts $ — $ — $ 112,294 $ 112,294
*
Futures contracts — 42,344 — 42,344
Total Asset Derivatives $ — $ 42,344 $ 112,294 $ 154,638
Liability Derivatives:
Forward foreign currency exchange contracts — — 164,496 164,496
*
Futures contracts — 377,125 — 377,125
*
Swaps - centrally cleared 8,361 — — 8,361
Total Liability Derivatives $ 8,361 $ 377,125 $ 164,496 $ 549,982
*
The fair value presented includes net cumulative unrealized appreciation (depreciation) on futures contracts and . In the Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

Janus Henderson Short Duration Flexible Bond Fund
Schedule of Investments
June 30, 2026
142 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
The following tables provide information about the effect of derivatives and hedging activities on the Fund's Statement of
Operations for the year ended June 30, 2026.
Please see the “Net realized and change in unrealized gain/(loss) on investments” sections of the Fund's Statement of
Operations.
The Effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the
Year Ended June 30, 2026
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative
Credit
Contracts
Interest Rate
Contracts
Currency
Contracts
Equity
Contracts Total
Forward foreign currency exchange contracts $ — $ — $ 39,742 $ — $ 39,742
Futures contracts — (2,521,270) — — (2,521,270)
Swap contracts 730 — — (31,601) (30,871)
Total $ 730 $ (2,521,270) $ 39,742 $ (31,601) $ (2,512,399)
Amount of Change in Unrealized Appreciation/(Depreciation) Recognized on Derivatives
Derivative
Credit
Contracts
Interest Rate
Contracts
Currency
Contracts Total
Forward foreign currency exchange contracts $ — $ — $ (52,202) $ (52,202)
Futures contracts — (106,216) — (106,216)
Swap contracts (8,361) — — (8,361)
Total $ (8,361) $ (106,216) $ (52,202) $ (166,779)
Average Ending Monthly Value of Derivative Instruments During the Year Ended June 30, 2026
Futures contracts:
Average notional amount of contracts - long $248,065,927
Average notional amount of contracts - short 47,370,326
Forward foreign currency exchange contracts:
Average amounts purchased - in USD 1,862,419
Average amounts sold - in USD 4,984,090
Credit default swaps:
Average notional amount - buy protection 13,968,077
Offsetting of Financial Assets and Derivative Assets
Counterparty
Gross Amounts
of Recognized
Assets
Offsetting Asset
or Liability
(a)
Collateral
Pledged
(b)
Net Amount
BNP Paribas SA $ 112,294 $ (112,294) $ — $ —
Total $ 112,294 $ (112,294) $ — $ —
Offsetting of Financial Liabilities and Derivative Liabilities
Counterparty
Gross Amounts
of Recognized
Liabilities
Offsetting Asset
or Liability
(a)
Collateral
Pledged
(b)
Net Amount
BNP Paribas SA $ 164,496 $ (112,294) $ — $ 52,202
Total $ 164,496 $ (112,294) $ — $ 52,202

Janus Henderson Short Duration Flexible Bond Fund
Schedule of Investments
June 30, 2026
Janus Investment Fund 143
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Offsetting of Financial Assets and Derivative Assets
Counterparty
Gross Amounts of
Recognized Assets
Offsetting Asset
or Liability
(a)
Collateral Pledged
(b)
Net Amount
JPMorgan Chase Bank NA $ 97,363 $ — $ (97,363) $ —
(a) Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.
(b) Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Janus Henderson Short Duration Flexible Bond Fund
Notes to Schedule of Investments and Other Information
June 30, 2026
144 June 30, 2026
CME Chicago Mercantile Exchange
DAC Designated Activity Company
LLC Limited Liability Company
LP Limited Partnership
plc Public Limited Company
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.
UMBS Uniform Mortgage-Backed Securities
¢ Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the year ended June 30, 2026 is
$3,700,000, which represents 0.5% of net assets.
# Loaned security; a portion of the security is on loan at June 30, 2026. As of June 30, 2026, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $97,363. Gross amounts of recognized liabilities for securities lending (collateral received) is $103,550, resulting in the net amount due the counterparty of $6,187.
.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
∞ Rate shown is the 7-day yield as of June 30, 2026.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
Ç Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
Ø Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
μ Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
ƒ All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date. See Notes to Financial Statements.
ž Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the year ended
June 30, 2026 is $377,537,663 which represents 52.5% of net assets.
^ Settlement is on a delayed delivery or when-issued basis with final maturity TBA in the future.
‡ Variable or floating rate security. Rate shown is the current rate as of June 30, 2026. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

Janus Henderson Short Duration Flexible Bond Fund
Notes to Schedule of Investments and Other Information
June 30, 2026
Janus Investment Fund 145
The following is a summary of the inputs that were used to value the Fund 's investments in securities and other financial instruments as of June 30, 2026 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Asset-Backed Securities $ — $ 119,486,305 $ — $ 119,486,305
Bank Loans — 32,342,689 — 32,342,689
Collateralized Loan Obligations — 37,350,498 — 37,350,498
Corporate Bonds — 194,902,672 3,700,000 198,602,672
Commercial Mortgage-Backed
Securities — 82,380,858 — 82,380,858
Mortgage-Backed Securities — 25,292,933 — 25,292,933
Residential Mortgage-Backed
Securities — 56,425,780 — 56,425,780
U.S. Treasury Debt — 144,312,499 — 144,312,499
Investment Companies — 25,404,280 — 25,404,280
Investments Purchased with Cash
Collateral from Securities Lending — 103,550 — 103,550
Total Investments in Securities $ — $ 718,002,064 $ 3,700,000 $ 721,702,064
Other Financial Instruments
(a)
:
Forward Foreign Currency Exchange
Contracts $ — $ 112,294 $ — $ 112,294
Futures Contracts 42,344 — — 42,344
Total Other Financial Instruments $ 42,344 $ 112,294 $ — $ 154,638
Total Assets $ 42,344 $ 718,114,358 $ 3,700,000 $ 721,856,702
Liabilities
Other Financial Instruments
(a)
:
Centrally Cleared Swaps $ — $ 8,361 $ — $ 8,361
Forward Foreign Currency Exchange
Contracts — 164,496 — 164,496
Futures Contracts 377,125 — — 377,125
Total Other Financial Instruments $ 377,125 $ 172,857 $ — $ 549,982
Total Liabilities $ 377,125 $ 172,857 $ — $ 549,982
(a) Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

Janus Henderson Small Cap Value Fund
Schedule of Investments
June 30, 2026
146 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - 98 .2%
Aerospace & Defense - 1 .8%
AAR Corp.
*
157,541 $ 22,517,335
Automobiles - 1 .1%
Thor Industries, Inc. 191,189 14,369,765
Banks - 19 .6%
Ameris Bancorp 226,441 20,438,565
Business First Bancshares, Inc. 823,664 25,311,195
Community Trust Bancorp, Inc. 199,615 14,444,141
FB Financial Corp. 365,615 20,236,790
Fulton Financial Corp. 1,038,916 25,131,378
Glacier Bancorp, Inc. 317,723 16,388,152
Nicolet Bankshares, Inc. 63,734 10,540,966
Northrim Bancorp, Inc. 187,507 5,201,444
OFG Bancorp 407,816 20,011,531
Shore Bancshares, Inc. 745,441 17,107,871
Sierra Bancorp 438,244 17,862,826
Towne Bank 676,181 24,504,800
Wintrust Financial Corp. 198,308 31,872,062
249,051,721
Beverages - 1 .1%
Coca-Cola Consolidated, Inc. 71,477 13,646,389
Biotechnology - 2 .7%
Dyne Therapeutics, Inc.
*
171,905 3,818,010
Ideaya Biosciences, Inc.
*
91,785 3,420,827
Praxis Precision Medicines, Inc.
*
25,627 8,579,663
Travere Therapeutics, Inc.
*
146,200 8,305,622
Vaxcyte, Inc.
*
165,346 9,611,563
33,735,685
Building Products - 1 .4%
Fortune Brands Innovations, Inc. 333,712 18,320,789
Capital Markets - 4 .1%
Lazard, Inc. - Class A 473,414 19,854,983
Piper Sandler Cos. 175,556 12,699,721
WisdomTree, Inc. 1,140,143 19,314,023
51,868,727
Chemicals - 2 .5%
Innospec, Inc. 105,607 8,595,354
Quaker Chemical Corp. 147,177 23,382,010
31,977,364
Commercial Services & Supplies - 1 .8%
BOYD GROUP, Inc. 135,608 12,841,689
Healthcare Services Group, Inc.
*
402,354 9,881,814
22,723,503
Construction Materials - 1 .3%
Eagle Materials, Inc. 73,619 16,564,275
Consumer Staples Distribution & Retail - 0 .7%
Ingles Markets, Inc. - Class A 95,388 8,449,469
Distributors - 0 .3%
Pool Corp. 17,833 3,832,312
Diversified REITs - 1 .7%
Broadstone Net Lease, Inc. 1,041,123 21,520,012
Electronic Equipment, Instruments & Components - 4 .1%
Fabrinet
*
22,584 12,694,015
Littelfuse, Inc. 44,797 20,397,418

Janus Henderson Small Cap Value Fund
Schedule of Investments
June 30, 2026
Janus Investment Fund 147
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Electronic Equipment, Instruments & Components - (continued)
Napco Security Technologies, Inc. 264,432 $ 10,043,127
Vontier Corp. 327,696 9,503,184
52,637,744
Food Products - 1 .3%
Cal-Maine Foods, Inc. 146,327 11,788,103
Marzetti Co. (The) 45,297 5,171,106
16,959,209
Gas Utilities - 1 .5%
Chesapeake Utilities Corp. 150,056 18,378,859
Health Care Equipment & Supplies - 5 .7%
Carlsmed, Inc.
*
343,579 3,566,350
Enovis Corp.
*
90,409 1,871,466
Envista Holdings Corp.
*
403,922 10,643,345
Glaukos Corp.
*
55,347 7,735,297
ICU Medical, Inc.
*
150,788 22,105,521
Inmode Ltd.
*
965,922 14,121,779
Tactile Systems Technology, Inc.
*
397,237 11,829,718
71,873,476
Health Care REITs - 1 .2%
Janus Living, Inc. - Class 1 511,774 14,708,385
Hotels, Restaurants & Leisure - 0 .6%
Wyndham Hotels & Resorts, Inc. 95,719 8,060,497
Household Durables - 1 .5%
M/I Homes, Inc.
*
117,117 18,831,242
Industrial REITs - 1 .4%
STAG Industrial, Inc. 476,953 18,152,831
Insurance - 4 .1%
Axis Capital Holdings Ltd. 251,983 27,073,053
Hanover Insurance Group, Inc. (The) 84,423 18,076,653
Selective Insurance Group, Inc. 73,758 7,155,264
52,304,970
Leisure Products - 1 .7%
Malibu Boats, Inc. - Class A
*
72,242 1,981,598
YETI Holdings, Inc.
*
394,574 19,555,087
21,536,685
Machinery - 4 .1%
Atmus Filtration Technologies, Inc. 460,528 23,482,323
Helios Technologies, Inc. 321,462 28,690,483
52,172,806
Marine Transportation - 1 .5%
Kirby Corp.
*
141,391 19,224,934
Metals & Mining - 2 .2%
Commercial Metals Co. 438,670 27,526,542
Multi-Utilities - 1 .8%
Black Hills Corp. 312,618 23,258,779
Office REITs - 0 .7%
Postal Realty Trust, Inc. - Class A 340,517 8,390,339
Oil, Gas & Consumable Fuels - 6 .5%
Chord Energy Corp. 209,670 23,965,281
Gulfport Energy Corp.
*
109,614 18,601,496
HF Sinclair Corp. 223,944 15,597,700
Magnolia Oil & Gas Corp. - Class A 941,959 24,095,311
82,259,788

Janus Henderson Small Cap Value Fund
Schedule of Investments
June 30, 2026
148 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Pharmaceuticals - 0 .6%
Ligand Pharmaceuticals, Inc.
*
23,020 $ 7,276,392
Real Estate Management & Development - 1 .5%
Cushman & Wakefield Ltd.
*
1,463,457 19,595,689
Retail REITs - 2 .6%
Curbline Properties Corp. 310,254 9,431,722
Phillips Edison & Co., Inc. 560,470 23,326,761
32,758,483
Semiconductors & Semiconductor Equipment - 1 .6%
Rambus, Inc.
*
37,445 4,970,449
Tower Semiconductor Ltd.
*
60,515 15,772,630
20,743,079
Software - 1 .2%
ACI Worldwide, Inc.
*
200,745 10,095,466
nCino, Inc.
*
303,106 4,955,783
15,051,249
Specialty Retail - 2 .8%
Academy Sports & Outdoors, Inc. 61,050 2,877,286
Bob's Discount Furniture, Inc.
*
1,123,324 17,770,986
Boot Barn Holdings, Inc.
*
92,322 15,165,735
35,814,007
Textiles, Apparel & Luxury Goods - 1 .6%
Steven Madden Ltd. 482,243 20,302,430
Trading Companies & Distributors - 5 .8%
GATX Corp. 128,152 22,707,253
MSC Industrial Direct Co., Inc. - Class A 65,214 7,757,205
Rush Enterprises, Inc. - Class A 340,662 24,863,216
Titan Machinery, Inc.
*
849,096 17,932,908
73,260,582
Water Utilities - 0 .5%
Middlesex Water Co. 120,361 6,759,474
Total Common Stocks (cost $855,898,200) 1,246,415,817
Repurchase Agreements - 1 .1%
ING Financial Markets LLC, Joint Repurchase Agreement, 3.5900%, dated
6/30/26, maturing 7/1/26 to be repurchased at $5,300,526 collateralized by
$5,306,126 in U.S. Treasuries 0.0000% - 4.6250%, 10/8/26 - 5/15/40 with a value of $5,406,539 $ 5,300,000 5,300,000
Royal Bank of Canada, NY Branch, Joint Repurchase Agreement, 3.5900%, dated
6/30/26, maturing 7/1/26 to be repurchased at $9,000,898 collateralized by
$9,243,270 in U.S. Treasuries 3.2500% - 3.8750%, 12/31/27 - 5/15/42 with a value of $9,180,917 9,000,000 9,000,000
Total Repurchase Agreements (cost $14,300,000) 14,300,000
Total Investments (total cost $ 870,198,200 ) - 99 .3% 1,260,715,817
Cash, Receivables and Other Assets, net of Liabilities - 0.7% 8,474,733
Net Assets - 100.0% $1,269,190,550

Janus Henderson Small Cap Value Fund
Schedule of Investments
June 30, 2026
Janus Investment Fund 149
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Summary of Investments by Country - (Long Positions)
Country Value
% of
Investment
Securities
United States of America $ 1,158,201,120 91 .9%
Israel 29,894,409 2 .4
Bermuda 27,073,053 2 .1
Puerto Rico 20,011,531 1 .6
Canada 12,841,689 1 .0
Thailand 12,694,015 1 .0
Total $1,260,715,817 100 .0%
Offsetting of Financial Assets and Derivative Assets
Counterparty
Gross Amounts of
Recognized
Assets
Offsetting Asset
or Liability
(a)
Collateral
Pledged
(b)
Net Amount
ING Financial Markets LLC $ 5,300,000 $ — $ (5,300,000) $ —
Royal Bank of Canada, NY Branch 9,000,000 — (9,000,000) —
Total $14,300,000 $— $(14,300,000) $—
(a) Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.
(b) Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Janus Henderson Small Cap Value Fund
Notes to Schedule of Investments and Other Information
June 30, 2026
150 June 30, 2026
LLC Limited Liability Company
REIT Real Estate Investment Trust
* Non-income producing security.
The following is a summary of the inputs that were used to value the Fund 's investments in securities and other financial instruments as of June 30, 2026 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Common Stocks $ 1,246,415,817 $ — $ — $ 1,246,415,817
Repurchase Agreements — 14,300,000 — 14,300,000
Total Assets $ 1,246,415,817 $ 14,300,000 $ — $ 1,260,715,817

Janus Henderson Small-Mid Cap Value Fund
Schedule of Investments
June 30, 2026
Janus Investment Fund 151
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - 98 .0%
Automobiles - 2 .1%
Thor Industries, Inc. 19,750 $ 1,484,410
Banks - 10 .3%
Business First Bancshares, Inc. 73,268 2,251,526
Fulton Financial Corp. 67,514 1,633,164
Towne Bank 44,802 1,623,624
Wintrust Financial Corp. 11,441 1,838,797
7,347,111
Building Products - 1 .6%
Carlisle Cos., Inc. 3,191 1,157,535
Capital Markets - 3 .6%
Lazard, Inc. - Class A 31,750 1,331,595
WisdomTree, Inc. 75,148 1,273,007
2,604,602
Chemicals - 4 .5%
Quaker Chemical Corp. 12,738 2,023,686
Solstice Advanced Materials, Inc. 13,935 1,234,641
3,258,327
Commercial Services & Supplies - 1 .1%
BOYD GROUP, Inc. 8,405 795,281
Consumer Finance - 1 .8%
Ally Financial, Inc. 27,682 1,271,988
Consumer Staples Distribution & Retail - 1 .2%
Casey's General Stores, Inc. 1,097 871,885
Containers & Packaging - 2 .2%
Ball Corp. 25,211 1,573,166
Distributors - 1 .9%
LKQ Corp. 51,976 1,368,528
Electric Utilities - 3 .2%
Alliant Energy Corp. 29,928 2,283,207
Electrical Equipment - 2 .9%
Regal Rexnord Corp. 8,866 2,111,793
Electronic Equipment, Instruments & Components - 6 .1%
Fabrinet
*
1,414 794,781
Littelfuse, Inc. 5,763 2,624,067
Vontier Corp. 32,575 944,675
4,363,523
Ground Transportation - 4 .3%
Landstar System, Inc. 7,477 1,546,318
Saia, Inc.
*
3,565 1,501,436
3,047,754
Health Care Equipment & Supplies - 6 .7%
Carlsmed, Inc.
*
54,781 568,627
ICU Medical, Inc.
*
15,765 2,311,149
LivaNova plc
*
23,319 1,917,521
4,797,297
Household Durables - 2 .9%
Toll Brothers, Inc. 8,687 1,431,183
TopBuild Corp.
*
1,764 625,391
2,056,574
Insurance - 4 .6%
Axis Capital Holdings Ltd. 17,379 1,867,200
Hartford Insurance Group, Inc. (The) 10,619 1,407,230
3,274,430

Janus Henderson Small-Mid Cap Value Fund
Schedule of Investments
June 30, 2026
152 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
IT Services - 2 .1%
Akamai Technologies, Inc.
*
12,535 $ 1,481,762
Machinery - 6 .4%
Atmus Filtration Technologies, Inc. 23,542 1,200,407
Helios Technologies, Inc. 21,094 1,882,639
Lincoln Electric Holdings, Inc. 5,564 1,477,298
4,560,344
Marine Transportation - 1 .6%
Kirby Corp.
*
8,316 1,130,727
Media - 2 .3%
Fox Corp. - Class B 35,272 1,652,141
Metals & Mining - 2 .5%
Commercial Metals Co. 28,365 1,779,904
Oil, Gas & Consumable Fuels - 4 .7%
Gulfport Energy Corp.
*
8,667 1,470,790
Magnolia Oil & Gas Corp. - Class A 74,975 1,917,860
3,388,650
Professional Services - 1 .2%
TransUnion 11,479 828,095
Real Estate Management & Development - 2 .0%
Cushman & Wakefield Ltd.
*
108,754 1,456,216
Retail REITs - 2 .3%
Agree Realty Corp. 22,033 1,668,779
Semiconductors & Semiconductor Equipment - 3 .2%
Qnity Electronics, Inc. 6,932 1,132,065
Teradyne, Inc. 2,472 1,196,052
2,328,117
Specialized REITs - 3 .2%
Lamar Advertising Co. - Class A 14,558 2,270,757
Specialty Retail - 3 .1%
Boot Barn Holdings, Inc.
*
5,073 833,342
Burlington Stores, Inc.
*
4,376 1,386,317
2,219,659
Trading Companies & Distributors - 2 .4%
Titan Machinery, Inc.
*
80,474 1,699,611
Total Common Stocks (cost $50,089,397) 70,132,173
Repurchase Agreements - 2 .4%
ING Financial Markets LLC, Joint Repurchase Agreement, 3.5900%, dated
6/30/26, maturing 7/1/26 to be repurchased at $1,700,170 collateralized by
$1,701,965 in U.S. Treasuries 0.0000% - 4.6250%, 10/8/26 - 5/15/40 with a value of $1,734,173 (cost $1,700,000) $ 1,700,000 1,700,000
Total Investments (total cost $ 51,789,397 ) - 100 .4% 71,832,173
Liabilities, net of Cash, Receivables and Other Assets - (0.4%) (317,954)
Net Assets - 100.0% $71,514,219

Janus Henderson Small-Mid Cap Value Fund
Schedule of Investments
June 30, 2026
Janus Investment Fund 153
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Summary of Investments by Country - (Long Positions)
Country Value
% of
Investment
Securities
United States of America $ 66,457,390 92 .5%
United Kingdom 1,917,521 2 .7
Bermuda 1,867,200 2 .6
Canada 795,281 1 .1
Thailand 794,781 1 .1
Total $71,832,173 100 .0%
Offsetting of Financial Assets and Derivative Assets
Counterparty
Gross Amounts of
Recognized
Assets
Offsetting Asset
or Liability
(a)
Collateral
Pledged
(b)
Net Amount
ING Financial Markets LLC $ 1,700,000 $ — $ (1,700,000) $ —
Total $1,700,000 $— $(1,700,000) $—
(a) Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.
(b) Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Janus Henderson Small-Mid Cap Value Fund
Notes to Schedule of Investments and Other Information
June 30, 2026
154 June 30, 2026
LLC Limited Liability Company
plc Public Limited Company
REIT Real Estate Investment Trust
* Non-income producing security.
The following is a summary of the inputs that were used to value the Fund 's investments in securities and other financial instruments as of June 30, 2026 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Common Stocks $ 70,132,173 $ — $ — $ 70,132,173
Repurchase Agreements — 1,700,000 — 1,700,000
Total Assets $ 70,132,173 $ 1,700,000 $ — $ 71,832,173

Janus Investment Fund
Statements of Assets and Liabilities
June 30, 2026
Janus Investment Fund 155
See Notes to Financial Statements.
n
Janus Henderson
Adaptive Risk
Managed U.S.
Equity Fund
Janus Henderson
Developed World
Bond Fund
Janus Henderson
Flexible Bond Fund
Janus Henderson
Global
Allocation Fund
– Conservative
Assets:
Affiliated investments, at value $ 1,696,440 $ 18,381,943 $ 214,752,515 $ 105,804,539
Unaffiliated investments, at value
(1)
629,071,072 456,493,567 2,635,119,897 41,172,931
Cash — 60,102 1,908,976 9,818
Cash denominated in foreign currency, at value — 258,872 — —
Due from adviser — 34,305 132,880 —
Forward foreign currency exchange contracts — 6,889,987 427,042 —
Deposits with broker for future contracts — 2,580,732 17,490,000 —
Deposits with broker for centrally cleared swaps — 1,334,113 — —
Receivable for variation margin on swaps — 38,028 — —
Receivable for variation margin on futures contracts — 185,395 — —
Net unrealized appreciation on unfunded commitments — 18,192 — —
Trustees' deferred compensation 19,912 15,103 85,969 4,659
Receivables:
Fund shares sold 85,867 461,304 3,966,884 51,316
Investments sold 49,106,601 3,315,547 20,810,316 146,133
TBA investments sold — — 49,880,475 —
Foreign tax reclaims 23,158 201,929 — —
Dividends and interest 29,490 4,471,261 15,790,398 63,885
Affiliated securities lending income, net 378 71 2,109 —
Other assets 1,295 1,471 5,881 85
Total Assets 680,034,213 494,741,922 2,960,373,342 147,253,366
Liabilities:
Due to custodian 44,284 — — —
Collateral for securities loaned (Note 3) 2,792,846 1,072,960 5,931,463 —
Forward foreign currency exchange contracts — 1,127,305 625,500 —
Payable for variation margin on futures contracts — — 2,727,813 —
TBA sales commitments, at value — — 23,797,649 —
Payables:
Fund shares repurchased 1,845,529 2,357,504 3,182,363 24,210
Investments purchased 47,932,394 12,995,449 28,496,400 17,540
TBA investments purchased — — 169,084,916 —
Distributions — 102,323 956,451 —
Advisory fees 259,952 216,886 912,045 10,991
12b-1 Distribution and shareholder servicing fees 9,798 8,322 37,611 1,800
Transfer agent fees and expenses 94,425 71,576 317,748 21,456
Professional fees 66,543 88,385 83,792 49,714
Trustees' fees and expenses 3,599 3,215 15,891 802
Affiliated fund administration fees payable 1,298 986 5,546 —
Custodian fees 1,957 18,168 4,969 2,422
Interest — 147 — —
Trustees' deferred compensation fees 19,912 15,103 85,969 4,659
Accrued expenses and other payables 74,517 214,983 369,439 2,236
Total Liabilities 53,147,054 18,293,312 236,635,566 135,830
Commitments and contingent liabilities (Note 4)
Net Assets $ 626,887,159 $ 476,448,610 $ 2,723,737,776 $ 147,117,536
(1)
Includes value of securities on loan (Note 2) 1,798,280 1,046,408 5,646,991 —
Affiliated investments, at cost 1,696,440 18,381,943 213,515,610 94,078,714
Unaffiliated investments, at cost 401,575,402 464,919,665 2,652,375,456 37,680,811
Cash denominated in foreign currency, at cost — 258,872 — —
TBA sales commitments, at proceeds — — 23,764,484 —

Janus Investment Fund
Statements of Assets and Liabilities
June 30, 2026
156 June 30, 2026
See Notes to Financial Statements.
Janus Henderson
Adaptive Risk
Managed U.S.
Equity Fund
Janus Henderson
Developed World
Bond Fund
Janus Henderson
Flexible Bond Fund
Janus Henderson
Global
Allocation Fund
– Conservative
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 406,167,036 $ 953,793,144 $ 3,330,341,139 $ 127,020,705
Total distributable earnings (loss) 220,720,123 (477,344,534) (606,603,363) 20,096,831
Total Net Assets $ 626,887,159 $ 476,448,610 $ 2,723,737,776 $ 147,117,536
Net Assets Class A Shares $ 28,459,706 $ 24,116,086 $ 97,652,106 $ 4,953,752
Shares outstanding, $0.001 Par Value (unlimited shares
authorized) 2,197,629 3,073,680 10,540,535 367,068
Net Asset Value Per Share
(1)
$ 12.95 $ 7.85 $ 9.26 $ 13.50
Maximum Offering Price Per Share $ 13.74
(2)
$ 8.24
(3)
$ 9.72
(3)
$ 14.32
(2)
Net Assets Class C Shares $ 3,267,937 $ 4,018,671 $ 13,123,095 $ 925,831
Shares outstanding, $0.001 Par Value (unlimited shares
authorized) 269,300 516,368 1,416,065 69,895
Net Asset Value Per Share
(1)
$ 12.13 $ 7.78 $ 9.27 $ 13.25
Net Assets Class D Shares $ 381,915,007 $ 51,783,183 $ 433,605,687 $ 130,678,551
Shares outstanding, $0.001 Par Value (unlimited shares
authorized) 30,281,897 6,610,162 46,790,206 9,627,560
Net Asset Value Per Share $ 12.61 $ 7.83 $ 9.27 $ 13.57
Net Assets Class I Shares $ 53,679,974 $ 289,853,553 $ 1,172,430,725 $ 2,217,992
Shares outstanding, $0.001 Par Value (unlimited shares
authorized) 4,141,064 37,130,467 126,498,774 163,452
Net Asset Value Per Share $ 12.96 $ 7.81 $ 9.27 $ 13.57
Net Assets Class N Shares $ 46,766,955 $ 87,493,996 $ 774,341,638 $ —
Shares outstanding, $0.001 Par Value (unlimited shares
authorized) 3,641,158 11,207,660 83,604,730 —
Net Asset Value Per Share $ 12.84 $ 7.81 $ 9.26 $ —
Net Assets Class R Shares $ — $ — $ 10,445,709 $ —
Shares outstanding, $0.001 Par Value (unlimited shares
authorized) — — 1,126,909 —
Net Asset Value Per Share $ — $ — $ 9.27 $ —
Net Assets Class S Shares $ 5,729,324 $ 58,763 $ 11,785,347 $ 70,092
Shares outstanding, $0.001 Par Value (unlimited shares
authorized) 440,709 7,502 1,271,624 5,196
Net Asset Value Per Share $ 13.00 $ 7.83 $ 9.27 $ 13.49
Net Assets Class T Shares $ 107,068,256 $ 19,124,358 $ 210,353,469 $ 8,271,318
Shares outstanding, $0.001 Par Value (unlimited shares
authorized) 8,482,959 2,443,770 22,704,611 610,544
Net Asset Value Per Share $ 12.62 $ 7.83 $ 9.26 $ 13.55
(1) Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(2) Maximum offering price is computed at 100/94.25 of net asset value.
(3) Maximum offering price is computed at 100/95.25 of net asset value.

Janus Investment Fund
Statements of Assets and Liabilities
June 30, 2026
Janus Investment Fund 157
See Notes to Financial Statements.
Janus Henderson
Global Allocation
Fund – Growth
Janus Henderson
Global Allocation
Fund – Moderate
Janus Henderson
High-Yield Fund
Janus Henderson
International
Dividend Fund
Assets:
Affiliated investments, at value $ 202,906,939 $ 158,214,700 $ 53,023,224 $ 14,534,436
Unaffiliated investments, at value
(1)
69,275,037 57,644,902 631,484,091 297,356,784
Cash — 81,822 185,663 —
Cash denominated in foreign currency, at value — — — 699,721
Due from adviser — — 27,843 14,143
Forward foreign currency exchange contracts — — 94,144 —
Deposits with broker for future contracts — — 740,000 —
Deposits with broker for centrally cleared swaps — — 1,696,104 —
Trustees' deferred compensation 8,641 6,847 20,161 9,871
Receivables:
Fund shares sold 109,438 72,403 227,506 271,376
Investments sold 945,490 304,122 3,957,053 —
Foreign tax reclaims — — — 1,896,860
Dividends and interest 36,376 62,832 10,547,390 157,775
Affiliated securities lending income, net — — 23,406 —
Other assets 157 127 1,471 376
Total Assets 273,282,078 216,387,755 702,028,056 314,941,342
Liabilities:
Due to custodian 66,484 — — 8,799
Foreign cash due to custodian — — 536,529 —
Collateral for securities loaned (Note 3) — — 25,111,757 —
Forward foreign currency exchange contracts — — 15,995 —
Payable for variation margin on futures contracts — — 15,870 —
Payable for variation margin on swaps — — 39,725 —
Written options outstanding , at value — — 90,970 —
Payables:
Fund shares repurchased 760,186 100,961 1,106,388 731,286
Investments purchased 159,910 24,927 35,615,264 —
Distributions — — 267,334 62,223
Advisory fees 11,047 13,939 313,099 192,270
12b-1 Distribution and shareholder servicing fees 2,596 2,663 9,542 13,064
Transfer agent fees and expenses 40,138 31,314 119,407 51,138
Professional fees 52,105 52,064 79,864 87,686
Trustees' fees and expenses 1,465 1,225 3,923 1,525
Affiliated fund administration fees payable — — 1,311 641
Custodian fees 2,504 2,381 12,228 4,923
Trustees' deferred compensation fees 8,641 6,847 20,161 9,871
Accrued expenses and other payables 9,519 5,590 146,409 29,049
Total Liabilities 1,114,595 241,911 63,505,776 1,192,475
Commitments and contingent liabilities (Note 4)
Net Assets $ 272,167,483 $ 216,145,844 $ 638,522,280 $ 313,748,867
(1)
Includes value of securities on loan (Note 2) — — 23,923,402 —
Affiliated investments, at cost 164,547,190 134,449,328 53,023,224 14,534,436
Unaffiliated investments, at cost 57,938,319 50,523,309 628,060,364 226,075,351
Cash denominated in foreign currency, at cost — — — 699,721
Options written outstanding, premiums received — — (65,490) —

Janus Investment Fund
Statements of Assets and Liabilities
June 30, 2026
158 June 30, 2026
See Notes to Financial Statements.
Janus Henderson
Global Allocation
Fund – Growth
Janus Henderson
Global Allocation
Fund – Moderate
Janus Henderson
High-Yield Fund
Janus Henderson
International
Dividend Fund
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 203,351,144 $ 172,346,730 $ 929,534,590 $ 214,775,108
Total distributable earnings (loss) 68,816,339 43,799,114 (291,012,310) 98,973,759
Total Net Assets $ 272,167,483 $ 216,145,844 $ 638,522,280 $ 313,748,867
Net Assets Class A Shares $ 8,827,209 $ 10,893,397 $ 30,509,343 $ 50,465,957
Shares outstanding, $0.001 Par Value (unlimited shares
authorized) 561,721 757,213 4,081,840 2,400,065
Net Asset Value Per Share
(1)
$ 15.71 $ 14.39 $ 7.47 $ 21.03
Maximum Offering Price Per Share $ 16.67
(2)
$ 15.27
(2)
$ 7.84
(3)
$ 22.31
(2)
Net Assets Class C Shares $ 868,668 $ 540,602 $ 2,810,929 $ 3,391,882
Shares outstanding, $0.001 Par Value (unlimited shares
authorized) 56,611 38,303 375,909 167,353
Net Asset Value Per Share
(1)
$ 15.34 $ 14.11 $ 7.48 $ 20.27
Net Assets Class D Shares $ 230,046,604 $ 186,369,310 $ 301,343,686 $ 55,874,565
Shares outstanding, $0.001 Par Value (unlimited shares
authorized) 14,441,620 12,837,864 40,302,194 2,649,727
Net Asset Value Per Share $ 15.93 $ 14.52 $ 7.48 $ 21.09
Net Assets Class I Shares $ 18,381,619 $ 4,822,431 $ 101,452,339 $ 184,059,706
Shares outstanding, $0.001 Par Value (unlimited shares
authorized) 1,154,965 332,543 13,562,424 8,706,050
Net Asset Value Per Share $ 15.92 $ 14.50 $ 7.48 $ 21.14
Net Assets Class N Shares $ — $ — $ 28,088,891 $ 3,904,845
Shares outstanding, $0.001 Par Value (unlimited shares
authorized) — — 3,754,423 185,082
Net Asset Value Per Share $ — $ — $ 7.48 $ 21.10
Net Assets Class R Shares $ — $ — $ 1,916,469 $ —
Shares outstanding, $0.001 Par Value (unlimited shares
authorized) — — 256,576 —
Net Asset Value Per Share $ — $ — $ 7.47 $ —
Net Assets Class S Shares $ 561,502 $ 143,173 $ 619,980 $ 529,609
Shares outstanding, $0.001 Par Value (unlimited shares
authorized) 35,702 9,898 82,837 25,248
Net Asset Value Per Share $ 15.73 $ 14.47 $ 7.48 $ 20.98
Net Assets Class T Shares $ 13,481,881 $ 13,376,931 $ 171,780,643 $ 15,522,303
Shares outstanding, $0.001 Par Value (unlimited shares
authorized) 847,947 924,875 22,975,569 739,009
Net Asset Value Per Share $ 15.90 $ 14.46 $ 7.48 $ 21.00
(1) Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(2) Maximum offering price is computed at 100/94.25 of net asset value.
(3) Maximum offering price is computed at 100/95.25 of net asset value.

Janus Investment Fund
Statements of Assets and Liabilities
June 30, 2026
Janus Investment Fund 159
See Notes to Financial Statements.
Janus Henderson
Low Duration
Multi-Sector
Income Fund
Janus Henderson
Mid Cap Value
Fund
Janus Henderson
Multi-Sector
Income Fund
Janus Henderson
Short Duration
Flexible Bond Fund
Assets:
Affiliated investments, at value $ 11,743,145 $ — $ 757,314,833 $ 25,487,120
Unaffiliated investments, at value
(1)
69,400,544 1,982,045,934 8,411,595,163 696,214,944
Repurchase agreements, at value — 39,400,000 — —
Purchased swaptions, at value 526 — — —
Cash — 129,562 — —
Cash denominated in foreign currency, at value 1,016,296 — 1,243,161 —
Due from adviser 13,597 — 176,126 37,192
Due from custodian 516,829 2,755,993 — —
Forward foreign currency exchange contracts 412,585 — 10,977,711 112,294
Deposits with broker for future contracts 290,000 — 24,179,131 1,329,000
Deposits with broker for centrally cleared swaps 90,782 — 14,582,116 613,889
Receivable for variation margin on swaps 20,157 — — 172,089
Deposits with brokers for OTC derivatives — — 1,990,000 —
Net unrealized appreciation on unfunded commitments — — 254,636 —
Trustees' deferred compensation 2,522 64,044 230,449 22,711
OTC swap contracts, at value — — 2,970,895 —
Receivables:
Fund shares sold 19,353 326,484 21,207,782 976,396
Investments sold 1,396,141 3,949,033 125,625,632 1,265,608
TBA investments sold — — 111,355,026 —
Dividends and interest 561,008 1,535,313 60,153,430 4,669,351
Affiliated securities lending income, net — — 38,329 —
Other assets 89 5,290 12,124 1,552
Total Assets 85,483,574 2,030,211,653 9,543,906,544 730,902,146
Liabilities:
Due to custodian 56,824 — 1,700,708 55,147
Collateral for securities loaned (Note 3) — — 81,999,621 103,550
Forward foreign currency exchange contracts 44,503 — 1,033,073 164,496
Payable for variation margin on futures contracts 24,049 — 3,742,961 75,373
Payable for variation margin on swaps — — 594,983 —
Swaptions written, at value 175 — — —
TBA sales commitments, at value — — 57,792,044 —
Net unrealized depreciation on unfunded commitments 6 — — —
Payables:
Fund shares repurchased 189,137 1,971,811 15,407,081 1,180,273
Investments purchased 5,162,796 6,491,614 487,644,244 7,536,148
TBA investments purchased — — 1,575,011,888 1,792,075
Distributions 8,141 — 1,929,005 69,492
Advisory fees 27,899 800,405 3,047,748 146,703
12b-1 Distribution and shareholder servicing fees 2,555 38,742 137,966 22,283
Transfer agent fees and expenses 16,741 319,714 927,869 139,724
Professional fees 73,754 71,268 74,788 75,863
Trustees' fees and expenses 302 11,424 39,176 4,238
Affiliated fund administration fees payable 165 4,111 14,867 1,467
Custodian fees 2,816 — 20,398 4,512
Trustees' deferred compensation fees 2,522 64,044 230,449 22,711
Affiliated securities lending income, net — — — 1
Accrued expenses and other payables 80,894 179,977 881,250 209,380
Total Liabilities 5,693,279 9,953,110 2,232,230,119 11,603,436
Commitments and contingent liabilities (Note 4)

Janus Investment Fund
Statements of Assets and Liabilities
June 30, 2026
160 June 30, 2026
See Notes to Financial Statements.
Janus Henderson
Low Duration
Multi-Sector
Income Fund
Janus Henderson
Mid Cap Value
Fund
Janus Henderson
Multi-Sector
Income Fund
Janus Henderson
Short Duration
Flexible Bond Fund
Net Assets $ 79,790,295 $ 2,020,258,543 $ 7,311,676,425 $ 719,298,710
(1)
Includes value of securities on loan (Note 2) — — 78,537,300 97,363
Affiliated investments, at cost 11,799,431 — 750,162,705 25,487,120
Unaffiliated investments, at cost 68,948,040 1,262,353,224 8,426,491,768 698,401,365
Cost of repurchase agreements — 39,400,000 — —
Cash denominated in foreign currency, at cost 1,016,296 — 1,243,161 —
Purchased swaptions, premiums paid 11,108 — — —
Swaptions written, premiums received 6,187 — — —
TBA sales commitments, at proceeds — — 57,711,503 —
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 259,371,724 $ 1,182,669,236 $ 7,737,070,420 $ 808,667,676
Total distributable earnings (loss) (179,581,429) 837,589,307 (425,393,995) (89,368,966)
Total Net Assets $ 79,790,295 $ 2,020,258,543 $ 7,311,676,425 $ 719,298,710
Net Assets Class A Shares $ 7,627,782 $ 51,412,239 $ 165,654,010 $ 80,386,130
Shares outstanding, $0.001 Par Value (unlimited shares
authorized) 844,802 2,913,459 19,097,177 27,948,707
Net Asset Value Per Share
(1)
$ 9.03 $ 17.65 $ 8.67 $ 2.88
Maximum Offering Price Per Share $ 9.48
(2)
$ 18.73
(3)
$ 9.10
(2)
$ 2.95
(4)
Net Assets Class C Shares $ 864,950 $ 4,363,547 $ 123,646,620 $ 7,666,332
Shares outstanding, $0.001 Par Value (unlimited shares
authorized) 95,857 260,005 14,251,061 2,670,458
Net Asset Value Per Share
(1)
$ 9.02 $ 16.78 $ 8.68 $ 2.87
Net Assets Class D Shares $ 21,973,553 $ 733,131,664 $ 124,793,448 $ 154,365,373
Shares outstanding, $0.001 Par Value (unlimited shares
authorized) 2,433,321 42,983,440 14,383,406 53,635,321
Net Asset Value Per Share $ 9.03 $ 17.06 $ 8.68 $ 2.88
Net Assets Class I Shares $ 41,048,047 $ 199,924,034 $ 6,567,693,419 $ 311,975,571
Shares outstanding, $0.001 Par Value (unlimited shares
authorized) 4,546,632 11,680,636 757,139,395 108,544,384
Net Asset Value Per Share $ 9.03 $ 17.12 $ 8.67 $ 2.87
Net Assets Class N Shares $ 608,010 $ 241,225,021 $ 224,236,175 $ 10,584,395
Shares outstanding, $0.001 Par Value (unlimited shares
authorized) 67,355 14,209,017 25,846,995 3,703,479
Net Asset Value Per Share $ 9.03 $ 16.98 $ 8.68 $ 2.86
Net Assets Class R Shares $ 322,209 $ 33,891,966 $ — $ —
Shares outstanding, $0.001 Par Value (unlimited shares
authorized) 35,666 1,978,430 — —
Net Asset Value Per Share $ 9.03 $ 17.13 $ — $ —
Net Assets Class S Shares $ 642,644 $ 54,394,481 $ 13,514,402 $ 216,880
Shares outstanding, $0.001 Par Value (unlimited shares
authorized) 71,131 3,079,825 1,558,584 75,507
Net Asset Value Per Share $ 9.03 $ 17.66 $ 8.67 $ 2.87
Net Assets Class T Shares $ 6,703,100 $ 701,915,591 $ 92,138,351 $ 154,104,029
Shares outstanding, $0.001 Par Value (unlimited shares
authorized) 743,064 40,674,193 10,624,588 53,533,103
Net Asset Value Per Share $ 9.02 $ 17.26 $ 8.67 $ 2.88
(1) Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(2) Maximum offering price is computed at 100/95.25 of net asset value.
(3) Maximum offering price is computed at 100/94.25 of net asset value.
(4) Maximum offering price is computed at 100/97.50 of net asset value.

Janus Investment Fund
Statements of Assets and Liabilities
June 30, 2026
Janus Investment Fund 161
See Notes to Financial Statements.
Janus Henderson
Small Cap Value
Fund
Janus Henderson
Small-Mid Cap
Value Fund
Assets:
Investments, at value
(1)
$ 1,246,415,817 $ 70,132,173
Repurchase agreements, at value 14,300,000 1,700,000
Cash 797,814 —
Due from adviser — 7,969
Due from custodian 1,058,969 77,984
Trustees' deferred compensation 40,231 2,270
Receivables:
Fund shares sold 134,987 3,693
Investments sold 12,955,515 332,167
Dividends and interest 1,367,027 40,494
Other assets 2,823 162
Total Assets 1,277,073,183 72,296,912
Liabilities:
Due to custodian — 13,535
Payables:
Fund shares repurchased 1,096,446 156,449
Investments purchased 5,804,483 437,405
Advisory fees 512,705 29,481
12b-1 Distribution and shareholder servicing fees 36,481 1,182
Transfer agent fees and expenses 170,177 19,140
Professional fees 75,162 62,852
Trustees' fees and expenses 6,961 408
Affiliated fund administration fees payable 2,537 147
Custodian fees 60 885
Trustees' deferred compensation fees 40,231 2,270
Accrued expenses and other payables 137,390 58,939
Total Liabilities 7,882,633 782,693
Commitments and contingent liabilities (Note 4)
Net Assets $ 1,269,190,550 $ 71,514,219
Investments securities, at cost 855,898,200 50,089,397
Cost of repurchase agreements 14,300,000 1,700,000

Janus Investment Fund
Statements of Assets and Liabilities
June 30, 2026
162 June 30, 2026
See Notes to Financial Statements.
Janus Henderson
Small Cap Value
Fund
Janus Henderson
Small-Mid Cap
Value Fund
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 745,314,437 $ 47,270,401
Total distributable earnings (loss) 523,876,113 24,243,818
Total Net Assets $ 1,269,190,550 $ 71,514,219
Net Assets Class A Shares $ 23,489,178 $ 3,383,645
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 861,940 201,491
Net Asset Value Per Share
(1)
$ 27.25 $ 16.79
Maximum Offering Price Per Share $ 28.91
(2)
$ 17.81
(2)
Net Assets Class C Shares $ 7,281,612 $ 572,942
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 298,567 36,524
Net Asset Value Per Share
(1)
$ 24.39 $ 15.69
Net Assets Class D Shares $ 96,995,805 $ 44,563,868
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 3,613,466 2,629,693
Net Asset Value Per Share $ 26.84 $ 16.95
Net Assets Class I Shares $ 306,895,296 $ 6,888,369
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 11,327,106 401,455
Net Asset Value Per Share $ 27.09 $ 17.16
Net Assets Class L Shares $ 85,312,211 $ —
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 3,035,664 —
Net Asset Value Per Share $ 28.10 $ —
Net Assets Class N Shares $ 424,478,325 $ 8,283,020
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 15,745,018 489,032
Net Asset Value Per Share $ 26.96 $ 16.94
Net Assets Class R Shares $ 52,634,109 $ —
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 2,034,295 —
Net Asset Value Per Share $ 25.87 $ —
Net Assets Class S Shares $ 23,673,027 $ 124,018
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 888,797 7,458
Net Asset Value Per Share $ 26.64 $ 16.63
Net Assets Class T Shares $ 248,430,987 $ 7,698,357
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 9,201,851 454,019
Net Asset Value Per Share $ 27.00 $ 16.96
(1) Redemption price per share may be reduced for any applicable contingent deferred sales charge.
–
(2) Maximum offering price is computed at 100/94.25 of net asset value.
–

Janus Investment Fund
Statements of Operations
For the year ended June 30, 2026
Janus Investment Fund 163
See Notes to Financial Statements.
Janus Henderson
Adaptive Risk
Managed U.S.
Equity Fund
Janus Henderson
Developed World
Bond Fund
Janus Henderson
Flexible Bond Fund
Janus Henderson
Global
Allocation Fund
– Conservative
Investment Income:
Dividends $ 6,073,731 $ — $ — $ 1,247,824
Dividends from affiliates 32,362 840,960 6,893,449 2,631,697
Affiliated securities lending income, net     27,838 44,590 193,988 —
Unaffiliated securities lending income, net 11,737 14,428 160,017 —
Interest — 23,925,771 131,961,112 —
Foreign tax withheld (64,449) (32,385) — —
Total Investment Income 6,081,219 24,793,364 139,208,566 3,879,521
Expenses:
Advisory fees 3,121,584 3,088,825 11,170,206 71,016
12b-1 Distribution and shareholder servicing fees:
Class A Shares 69,415 65,065 250,191 12,573
Class C Shares 40,734 48,927 146,570 11,199
Class R Shares — — 55,145 —
Class S Shares 13,451 173 32,675 176
Transfer agent administrative fees and expenses:
Class D Shares 405,375 55,549 472,767 135,198
Class R Shares — — 28,035 —
Class S Shares 13,687 174 32,695 176
Class T Shares 269,945 49,433 588,081 20,133
Transfer agent networking and omnibus fees:
Class A Shares 15,949 68,936 141,092 4,380
Class C Shares 3,892 4,536 10,663 896
Class I Shares 50,543 525,232 1,012,068 1,867
Other transfer agent fees and expenses:
Class A Shares 1,656 1,552 5,923 342
Class C Shares 233 274 776 76
Class D Shares 43,604 8,903 72,108 15,931
Class I Shares 1,625 10,573 33,964 88
Class N Shares 2,383 5,286 36,331 —
Class R Shares — — 320 —
Class S Shares 112 21 250 11
Class T Shares 1,083 3,392 2,430 149
Non-affiliated Fund administration fees 108,605 115,132 218,047 11,615
Pricing valuation fee 753 285,180 229,389 —
Professional fees 57,429 87,215 91,272 45,073
Affiliated fund administration fees 15,608 14,040 67,939 —
Custodian fees 18,208 106,087 22,973 9,531
Trustees' fees and expenses 14,060 11,979 61,791 3,199
Shareholder reports expense 58,082 70,623 194,130 17,561
Registration fees 117,269 53,526 134,545 80,835
Other expenses 29,209 36,011 119,210 3,086
Total Expenses 4,474,494 4,716,644 15,231,586 445,111
Less: Excess Expense Reimbursement and Waivers (10,918) (1,301,894) (1,614,775) (47,396)
Net Expenses 4,463,576 3,414,750 13,616,811 397,715
Net Investment Income/(Loss) 1,617,643 21,378,614 125,591,755 3,481,806

Janus Investment Fund
Statements of Operations
For the year ended June 30, 2026
164 June 30, 2026
See Notes to Financial Statements.
Janus Henderson
Adaptive Risk
Managed U.S.
Equity Fund
Janus Henderson
Developed World
Bond Fund
Janus Henderson
Flexible Bond Fund
Janus Henderson
Global
Allocation Fund
– Conservative
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions $ (4,122,127) $ 8,362,448 $ 13,034,692 $ 2,701,072
Investments in affiliates (403) (911) (44,078) 1,558,078
Capital gain distributions from underlying funds — — — 2,829,531
TBA sales commitments — — (1,154,326) —
Forward foreign currency exchange contracts — 21,425 179,187 —
Futures contracts — 734,804 (15,853,751) —
Swap contracts — 712,017 (2,005,656) —
Total Net Realized Gain/(Loss) on Investments $ (4,122,530) $ 9,829,783 $ (5,843,932) $ 7,088,681
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees'
deferred compensation $ 93,679,651 $ (22,719,181) $ (15,214,385) $ 1,617,490
Investments in affiliates — — 866,561 4,231,813
Unfunded commitments — 18,192 — —
TBA sales commitments — — (33,165) —
Forward foreign currency exchange contracts — 16,082,240 (198,458) —
Futures contracts — (802,878) (4,668,389) —
Swap contracts — 86,033 — —
Total Change in Unrealized Net Appreciation/Depreciation $ 93,679,651 $ (7,335,594) $ (19,247,836) $ 5,849,303
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 91,174,764 $ 23,872,803 $ 100,499,987 $ 16,419,790

Janus Investment Fund
Statements of Operations
For the year ended June 30, 2026
Janus Investment Fund 165
See Notes to Financial Statements.
Janus Henderson
Global Allocation
Fund – Growth
Janus Henderson
Global Allocation
Fund – Moderate
Janus Henderson
High-Yield Fund
Janus Henderson
International
Dividend Fund
Investment Income:
Dividends from affiliates $ 2,728,291 $ 3,010,849 $ 1,037,177 $ 289,353
Dividends 1,823,537 1,634,635 213,669 8,108,438
Interest — — 47,259,128 194,214
Affiliated securities lending income, net     — — 326,577 —
Unaffiliated securities lending income, net — — 162,414 —
Foreign tax withheld — — (1,065) (94,849)
Total Investment Income 4,551,828 4,645,484 48,997,900 8,497,156
Expenses:
Advisory fees 127,858 103,188 4,036,418 1,998,266
12b-1 Distribution and shareholder servicing fees:
Class A Shares 19,061 25,218 84,177 111,935
Class C Shares 9,675 4,750 24,244 31,408
Class R Shares — — 8,750 —
Class S Shares 2,147 407 1,738 439
Transfer agent administrative fees and expenses:
Class D Shares 233,878 192,162 325,939 45,858
Class R Shares — — 4,377 —
Class S Shares 2,157 407 1,739 636
Class T Shares 31,983 31,406 449,898 31,922
Transfer agent networking and omnibus fees:
Class A Shares 4,761 4,884 16,564 32,275
Class C Shares 898 440 1,724 2,490
Class I Shares 14,485 3,446 174,578 154,688
Other transfer agent fees and expenses:
Class A Shares 483 636 2,007 2,756
Class C Shares 68 41 144 197
Class D Shares 32,695 24,919 39,792 6,935
Class I Shares 532 158 3,913 5,165
Class N Shares — — 1,423 199
Class R Shares — — 70 —
Class S Shares 39 20 33 12
Class T Shares 212 195 1,852 192
Non-affiliated Fund administration fees 11,615 11,615 121,213 75,986
Pricing valuation fee — — 81,467 10,758
Professional fees 45,642 45,402 76,487 109,292
Affiliated fund administration fees — — 16,984 6,661
Custodian fees 10,082 9,678 40,646 20,725
Trustees' fees and expenses 5,791 4,708 15,589 6,088
Shareholder reports expense 33,595 26,375 68,377 41,652
Registration fees 78,202 79,404 100,578 93,175
Other expenses 5,519 4,459 48,478 49,893
Total Expenses 671,378 573,918 5,749,199 2,839,603
Less: Excess Expense Reimbursement and Waivers (3,935) (42,984) (343,473) (282,041)
Net Expenses 667,443 530,934 5,405,726 2,557,562
Net Investment Income/(Loss) 3,884,385 4,114,550 43,592,174 5,939,594

Janus Investment Fund
Statements of Operations
For the year ended June 30, 2026
166 June 30, 2026
See Notes to Financial Statements.
Janus Henderson
Global Allocation
Fund – Growth
Janus Henderson
Global Allocation
Fund – Moderate
Janus Henderson
High-Yield Fund
Janus Henderson
International
Dividend Fund
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions $ 8,812,199 $ 5,502,478 $ 16,855,809 $ 37,005,077
Investments in affiliates 3,624,073 2,552,487 (2,853) (479)
Capital gain distributions from underlying funds 9,249,902 5,822,239 — —
Forward foreign currency exchange contracts — — 52,671 —
Futures contracts — — (1,134,308) —
Swap contracts — — 196,626 —
Written options contracts — — 39,654 —
Written swaption contracts — — 1,663 —
Total Net Realized Gain/(Loss) on Investments $ 21,686,174 $ 13,877,204 $ 16,009,262 $ 37,004,598
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees'
deferred compensation $ 6,566,775 $ 3,849,688 $ (8,295,153) $ 19,199,436
Investments in affiliates 14,631,056 8,924,890 — —
Forward foreign currency exchange contracts — — 111,639 —
Futures contracts — — 206,335 —
Swap contracts — — (234,358) —
Written options contracts — — (25,480) —
Total Change in Unrealized Net Appreciation/Depreciation $ 21,197,831 $ 12,774,578 $ (8,237,017) $ 19,199,436
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 46,768,390 $ 30,766,332 $ 51,364,419 $ 62,143,628

Janus Investment Fund
Statements of Operations
For the year ended June 30, 2026
Janus Investment Fund 167
See Notes to Financial Statements.
Janus Henderson
Low Duration
Multi-Sector
Income Fund
Janus Henderson
Mid Cap Value
Fund
Janus Henderson
Multi-Sector
Income Fund
Janus Henderson
Short Duration
Flexible Bond Fund
Investment Income:
Interest $ 2,848,947 $ 1,700,805 $ 404,458,260 $ 34,800,151
Dividends from affiliates 49,825 — 31,331,274 847,264
Dividends 1,793 31,709,572 3,717,369 —
Affiliated securities lending income, net     — — 728,009 49,094
Unaffiliated securities lending income, net — — 636,370 12,051
Foreign tax withheld (84) (59,536) (164,571) —
Total Investment Income 2,900,481 33,350,841 440,706,711 35,708,560
Expenses:
Advisory fees 293,142 10,253,094 33,679,622 2,497,298
12b-1 Distribution and shareholder servicing fees:
Class A Shares 22,225 127,381 342,856 161,869
Class C Shares 10,640 39,590 1,112,923 78,789
Class R Shares 1,744 163,711 — —
Class S Shares 1,073 134,980 25,428 839
Transfer agent administrative fees and expenses:
Class D Shares 22,070 756,991 134,792 165,676
Class R Shares 872 81,873 — —
Class S Shares 1,073 135,030 25,427 839
Class T Shares 15,209 1,753,569 215,901 414,785
Transfer agent networking and omnibus fees:
Class A Shares 7,097 57,561 65,986 22,128
Class C Shares 991 3,355 77,986 5,740
Class I Shares 13,619 211,764 5,682,149 449,955
Other transfer agent fees and expenses:
Class A Shares 717 1,349 8,833 4,223
Class C Shares 87 464 6,513 491
Class D Shares 3,479 93,434 18,610 26,275
Class I Shares 667 4,496 206,608 11,239
Class N Shares 42 15,252 10,347 650
Class R Shares 15 918 — —
Class S Shares 15 1,482 192 24
Class T Shares 198 5,272 1,336 2,424
Non-affiliated Fund administration fees 102,383 148,856 417,878 121,365
Pricing valuation fee 104,201 643 456,782 174,471
Professional fees 53,744 67,700 186,673 70,299
Affiliated fund administration fees 1,360 49,694 163,897 18,033
Custodian fees 12,505 12,947 145,033 15,826
Trustees' fees and expenses 1,170 44,395 151,821 16,467
Shareholder reports expense 9,555 203,754 424,051 121,119
Registration fees 86,692 113,708 211,277 102,874
Other expenses 25,612 66,507 405,958 41,465
Total Expenses 792,197 14,549,770 44,178,879 4,525,163
Less: Excess Expense Reimbursement and Waivers (402,163) (61,863) (1,230,513) (891,992)
Net Expenses 390,034 14,487,907 42,948,366 3,633,171
Net Investment Income/(Loss) 2,510,447 18,862,934 397,758,345 32,075,389

Janus Investment Fund
Statements of Operations
For the year ended June 30, 2026
168 June 30, 2026
See Notes to Financial Statements.
Janus Henderson
Low Duration
Multi-Sector
Income Fund
Janus Henderson
Mid Cap Value
Fund
Janus Henderson
Multi-Sector
Income Fund
Janus Henderson
Short Duration
Flexible Bond Fund
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions $ 627,726 $ 191,167,007 $ 87,611,475 $ 1,619,743
Investments in affiliates — — 5,509,631 (7,879)
TBA sales commitments 1,807 — (27,618,022) (45,137)
Forward foreign currency exchange contracts (2,456,507) — (4,130,705) 39,742
Futures contracts (39,205) — (34,143,972) (2,521,270)
Swap contracts 186,404 — 3,542,780 (30,871)
Purchased swaption contracts (40,166) — (10,859,310) —
Written swaption contracts 16,583 — 3,811,500 —
Total Net Realized Gain/(Loss) on Investments $ (1,703,358) $ 191,167,007 $ 23,723,377 $ (945,672)
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees'
deferred compensation $ 389,248 $ 156,615,396 $ (66,894,772) $ (3,840,056)
Investments in affiliates (56,286) — 3,136,226 —
Unfunded commitments (6) — 254,637 —
TBA sales commitments — — (80,541) —
Forward foreign currency exchange contracts 1,863,968 — 23,848,796 (52,202)
Futures contracts (8,342) — (2,790,068) (106,216)
Swap contracts (89,068) — 1,238,523 (8,361)
Purchased swaption contracts (2,419) — — —
Written swaption contracts 723 — — —
Total Change in Unrealized Net Appreciation/Depreciation $ 2,097,818 $ 156,615,396 $ (41,287,199) $ (4,006,835)
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 2,904,907 $ 366,645,337 $ 380,194,523 $ 27,122,882

Janus Investment Fund
Statements of Operations
For the year ended June 30, 2026
Janus Investment Fund 169
See Notes to Financial Statements.
Janus Henderson
Small Cap Value
Fund
Janus Henderson
Small-Mid Cap
Value Fund
Investment Income:
Dividends $ 18,539,129 $ 1,056,298
Interest 782,289 72,986
Foreign tax withheld (118,972) (6,824)
Total Investment Income 19,202,446 1,122,460
Expenses:
Advisory fees 6,633,949 479,438
12b-1 Distribution and shareholder servicing fees:
Class A Shares 54,790 7,815
Class C Shares 68,816 6,237
Class R Shares 234,199 —
Class S Shares 54,525 256
Transfer agent administrative fees and expenses:
Class D Shares 96,707 46,927
Class L Shares 174,374 —
Class R Shares 117,056 —
Class S Shares 54,621 469
Class T Shares 598,536 17,948
Transfer agent networking and omnibus fees:
Class A Shares 37,872 3,905
Class C Shares 6,360 646
Class I Shares 444,681 7,945
Other transfer agent fees and expenses:
Class A Shares 1,657 234
Class C Shares 676 48
Class D Shares 15,563 10,496
Class I Shares 9,428 239
Class L Shares 219 —
Class N Shares 23,580 1,069
Class R Shares 879 —
Class S Shares 663 12
Class T Shares 1,813 240
Non-affiliated Fund administration fees 129,737 76,894
Pricing valuation fee 641 534
Professional fees 62,364 54,544
Affiliated fund administration fees 30,601 1,953
Custodian fees 56,998 5,332
Trustees' fees and expenses 26,697 1,639
Shareholder reports expense 116,185 18,489
Registration fees 152,376 120,127
Other expenses 50,647 15,695
Total Expenses 9,257,210 879,131
Less: Excess Expense Reimbursement and Waivers (174,891) (264,523)
Net Expenses 9,082,319 614,608
Net Investment Income/(Loss) 10,120,127 507,852
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions $ 180,771,614 $ 11,112,557
Total Net Realized Gain/(Loss) on Investments $ 180,771,614 $ 11,112,557
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation $ 123,138,712 $ 4,469,010
Total Change in Unrealized Net Appreciation/Depreciation $ 123,138,712 $ 4,469,010
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 314,030,453 $ 16,089,419

Janus Investment Fund
Statements of Changes in Net Assets
170 June 30, 2026
See Notes to Financial Statements.
Janus Henderson Adaptive Risk
Managed U.S. Equity Fund
Janus Henderson Developed World
Bond Fund
Year Ended
June 30, 2026
Year Ended
June 30, 2025
Year Ended
June 30, 2026
Year Ended
June 30, 2025
Operations:
Net investment income/(loss) $ 1,617,643 $ 4,050,506 $ 21,378,614 $ 30,158,982
Net realized gain/(loss) on investments (4,122,530) 59,280,628 9,829,783 (54,080,843)
Change in unrealized net appreciation/depreciation 93,679,651 17,351,359 (7,335,594) 85,523,969
Net Increase/(Decrease) in Net Assets Resulting from Operations 91,174,764 80,682,493 23,872,803 61,602,108
Dividends and Distributions to Shareholders:
Class A Shares (2,594,613) (821,362) (522,987) (432,862)
Class C Shares (392,640) (193,605) (60,431) (42,051)
Class D Shares (35,891,551) (13,940,803) (1,128,987) (579,265)
Class I Shares (4,974,235) (2,815,833) (7,994,757) (9,029,856)
Class N Shares (4,389,034) (1,484,005) (2,092,865) (1,883,322)
Class S Shares (472,427) (152,533) (1,146) (1,154)
Class T Shares (10,348,307) (4,180,948) (398,261) (285,598)
Total Dividends and Distributions to Shareholders (59,062,807) (23,589,089) (12,199,434) (12,254,108)
Return of Capital on Dividends and Distributions:
Class A Shares — — (427,622) (690,082)
Class C Shares — — (82,653) (166,025)
Class D Shares — — (851,115) (690,985)
Class I Shares — — (6,006,091) (12,381,193)
Class N Shares — — (1,533,709) (2,552,357)
Class S Shares — — (1,146) (2,032)
Class T Shares — — (324,923) (410,178)
Total Return of Capital on Dividends and Distributions — — (9,227,259) (16,892,852)
Net Decrease from Dividends and Distributions to Shareholders (59,062,807) (23,589,089) (21,426,693) (29,146,960)
Capital Share Transactions:
Class A Shares 1,727,298 534,353 (4,428,539) (16,882,668)
Class C Shares (2,413,800) (3,029,664) (2,428,106) (4,415,583)
Class D Shares (1,174,534) (11,397,724) 4,075,108 17,438,449
Class I Shares (9,961,016) (18,599,687) (139,052,678) (419,265,514)
Class N Shares (3,364,998) 10,897,571 (13,422,828) (71,381,313)
Class S Shares (35,353) (20,564,617) (40,767) (87,339)
Class T Shares (4,700,909) (13,554,075) (583,062) (2,969,940)
Net Increase/(Decrease) from Capital Share Transactions (19,923,312) (55,713,843) (155,880,872) (497,563,908)
Net Increase/(Decrease) in Net Assets 12,188,645 1,379,561 (153,434,762) (465,108,760)
Net Assets:
Beginning of Year   614,698,514 613,318,953 629,883,372 1,094,992,132
End of Year $ 626,887,159 $ 614,698,514 $ 476,448,610 $ 629,883,372

Janus Investment Fund
Statements of Changes in Net Assets
Janus Investment Fund 171
See Notes to Financial Statements.
Janus Henderson Flexible Bond Fund
Janus Henderson Global Allocation Fund
– Conservative
Year Ended
June 30, 2026
Year Ended
June 30, 2025
Year Ended
June 30, 2026
Year Ended
June 30, 2025
Operations:
Net investment income/(loss) $ 125,591,755 $ 131,486,607 $ 3,481,806 $ 2,906,838
Net realized gain/(loss) on investments (5,843,932) (5,739,903) 7,088,681 4,221,726
Change in unrealized net appreciation/depreciation (19,247,836) 44,298,621 5,849,303 6,054,761
Net Increase/(Decrease) in Net Assets Resulting from Operations 100,499,987 170,045,325 16,419,790 13,183,325
Dividends and Distributions to Shareholders:
Class A Shares (4,351,941) (4,710,334) (104,268) (106,933)
Class C Shares (562,414) (729,851) (12,143) (9,047)
Class D Shares (20,367,672) (20,526,540) (2,906,638) (2,758,063)
Class I Shares (55,574,676) (60,642,432) (38,874) (47,465)
Class N Shares (33,597,258) (31,682,553) — —
Class R Shares (448,770) (577,805) — —
Class S Shares (555,666) (684,728) (1,422) (1,130)
Class T Shares (10,598,762) (12,711,741) (179,489) (176,223)
Net Decrease from Dividends and Distributions to Shareholders (126,057,159) (132,265,984) (3,242,834) (3,098,861)
Capital Share Transactions:
Class A Shares (2,281,291) (1,704,588) (630,660) (925,528)
Class C Shares (3,996,711) (2,581,121) (559,264) (936,167)
Class D Shares (2,542,797) 21,890,824 (1,168,700) (5,786,993)
Class I Shares (7,681,433) (68,143,531) 446,348 (353,938)
Class N Shares 75,950,928 172,526,372 — —
Class R Shares (1,328,968) (2,594,430) — —
Class S Shares (2,907,837) (856,357) (3,765) 4,798
Class T Shares (35,109,541) (31,908,722) (313,833) (944,738)
Net Increase/(Decrease) from Capital Share Transactions 20,102,350 86,628,447 (2,229,874) (8,942,566)
Net Increase/(Decrease) in Net Assets (5,454,822) 124,407,788 10,947,082 1,141,898
Net Assets:
Beginning of Year   2,729,192,598 2,604,784,810 136,170,454 135,028,556
End of Year $ 2,723,737,776 $ 2,729,192,598 $ 147,117,536 $ 136,170,454

Janus Investment Fund
Statements of Changes in Net Assets
172 June 30, 2026
See Notes to Financial Statements.
Janus Henderson Global Allocation Fund
– Growth
Janus Henderson Global Allocation Fund
– Moderate
Year Ended
June 30, 2026
Year Ended
June 30, 2025
Year Ended
June 30, 2026
Year Ended
June 30, 2025
Operations:
Net investment income/(loss) $ 3,884,385 $ 3,867,008 $ 4,114,550 $ 3,632,479
Net realized gain/(loss) on investments 21,686,174 13,091,888 13,877,204 8,288,022
Change in unrealized net appreciation/depreciation 21,197,831 12,460,297 12,774,578 9,379,393
Net Increase/(Decrease) in Net Assets Resulting from Operations 46,768,390 29,419,193 30,766,332 21,299,894
Dividends and Distributions to Shareholders:
Class A Shares (472,008) (537,851) (549,214) (366,950)
Class C Shares (57,594) (141,674) (36,291) (16,254)
Class D Shares (13,633,471) (16,655,564) (10,066,432) (6,689,659)
Class I Shares (965,489) (1,041,159) (217,487) (136,967)
Class S Shares (27,159) (99,600) (8,177) (3,236)
Class T Shares (820,960) (1,022,144) (701,942) (468,605)
Net Decrease from Dividends and Distributions to Shareholders (15,976,681) (19,497,992) (11,579,543) (7,681,671)
Capital Share Transactions:
Class A Shares 993,723 (11,458) 659,857 (603,649)
Class C Shares (537,014) (574,964) 29,246 (191,473)
Class D Shares (2,480,800) 707,572 (953,421) (5,661,548)
Class I Shares 3,420,665 (889,197) 1,103,790 (333,698)
Class S Shares (929,593) (269,807) (46,842) (392,280)
Class T Shares (412,980) (460,414) 645,470 (771,105)
Net Increase/(Decrease) from Capital Share Transactions 54,001 (1,498,268) 1,438,100 (7,953,753)
Net Increase/(Decrease) in Net Assets 30,845,710 8,422,933 20,624,889 5,664,470
Net Assets:
Beginning of Year   241,321,773 232,898,840 195,520,955 189,856,485
End of Year $ 272,167,483 $ 241,321,773 $ 216,145,844 $ 195,520,955

Janus Investment Fund
Statements of Changes in Net Assets
Janus Investment Fund 173
See Notes to Financial Statements.
Janus Henderson High-Yield Fund
Janus Henderson International Dividend
Fund
Year Ended
June 30, 2026
Year Ended
June 30, 2025
Year Ended
June 30, 2026
Year Ended
June 30, 2025
Operations:
Net investment income/(loss) $ 43,592,174 $ 44,857,903 $ 5,939,594 $ 4,777,921
Net realized gain/(loss) on investments 16,009,262 12,273,818 37,004,598 11,917,408
Change in unrealized net appreciation/depreciation (8,237,017) 2,179,970 19,199,436 19,051,312
Net Increase/(Decrease) in Net Assets Resulting from Operations 51,364,419 59,311,691 62,143,628 35,746,641
Dividends and Distributions to Shareholders:
Class A Shares (2,140,056) (2,004,234) (3,239,045) (2,322,907)
Class C Shares (139,571) (153,667) (227,473) (221,694)
Class D Shares (19,859,617) (20,341,094) (3,014,670) (1,279,219)
Class I Shares (8,470,613) (7,032,857) (11,799,923) (5,626,668)
Class N Shares (1,749,657) (2,087,703) (248,291) (738,672)
Class R Shares (103,286) (105,781) — —
Class S Shares (42,728) (49,845) (21,298) (11,198)
Class T Shares (11,544,234) (13,014,536) (898,269) (583,144)
Net Decrease from Dividends and Distributions to Shareholders (44,049,762) (44,789,717) (19,448,969) (10,783,502)
Capital Share Transactions:
Class A Shares (3,650,872) 4,054,139 1,609,952 (1,538,112)
Class C Shares 709,047 (763,895) (572,682) (2,214,294)
Class D Shares 292,973 (1,895) 16,490,037 9,123,136
Class I Shares (41,373,119) 33,495,949 19,006,650 70,783,769
Class N Shares 890,086 (44,556,553) (119,576) (13,251,750)
Class R Shares 192,306 144,069 — —
Class S Shares (142,173) (110,538) 244,607 70,714
Class T Shares (12,307,551) (24,722,250) 1,969,669 2,683,977
Net Increase/(Decrease) from Capital Share Transactions (55,389,303) (32,460,974) 38,628,657 65,657,440
Net Increase/(Decrease) in Net Assets (48,074,646) (17,939,000) 81,323,316 90,620,579
Net Assets:
Beginning of Year   686,596,926 704,535,926 232,425,551 141,804,972
End of Year $ 638,522,280 $ 686,596,926 $ 313,748,867 $ 232,425,551

Janus Investment Fund
Statements of Changes in Net Assets
174 June 30, 2026
See Notes to Financial Statements.
Janus Henderson Low Duration Multi-
Sector Income Fund Janus Henderson Mid Cap Value Fund
Year Ended
June 30, 2026
Year Ended
June 30, 2025
Year Ended
June 30, 2026
Year Ended
June 30, 2025
Operations:
Net investment income/(loss) $ 2,510,447 $ 2,439,161 $ 18,862,934 $ 16,487,749
Net realized gain/(loss) on investments (1,703,358) 842,077 191,167,007 139,962,273
Change in unrealized net appreciation/depreciation 2,097,818 (44,006) 156,615,396 (1,924,790)
Net Increase/(Decrease) in Net Assets Resulting from Operations 2,904,907 3,237,232 366,645,337 154,525,232
Dividends and Distributions to Shareholders:
Class A Shares (415,446) (292,427) (4,276,327) (4,984,355)
Class C Shares (45,907) (69,429) (367,479) (595,189)
Class D Shares (1,008,617) (638,223) (62,339,975) (68,276,822)
Class I Shares (826,909) (522,817) (17,997,106) (19,177,540)
Class N Shares (24,557) (19,495) (21,475,463) (23,566,953)
Class R Shares (14,854) (10,650) (2,684,107) (2,947,425)
Class S Shares (19,463) (11,026) (4,441,757) (5,065,439)
Class T Shares (291,395) (222,030) (61,311,402) (71,615,896)
Total Dividends and Distributions to Shareholders (2,647,148) (1,786,097) (174,893,616) (196,229,619)
Return of Capital on Dividends and Distributions:
Class A Shares — (112,192) — —
Class C Shares — (34,258) — —
Class D Shares — (231,094) — —
Class I Shares — (189,051) — —
Class N Shares — (6,862) — —
Class R Shares — (4,681) — —
Class S Shares — (4,460) — —
Class T Shares — (82,918) — —
Total Return of Capital on Dividends and Distributions — (665,516) — —
Net Decrease from Dividends and Distributions to Shareholders (2,647,148) (2,451,613) (174,893,616) (196,229,619)
Capital Share Transactions:
Class A Shares (1,672,374) 661,980 (4,906,790) (3,935,372)
Class C Shares (758,260) (1,740,558) (1,366,302) (1,546,798)
Class D Shares 2,837,341 847,615 (29,066,531) 969,092
Class I Shares 27,760,835 (2,264,948) (22,381,272) 13,122,384
Class N Shares 135,694 (82,727) (11,204,891) 50,581,451
Class R Shares (32,388) (17,599) (1,808,462) (1,198,548)
Class S Shares 282,070 39,336 (4,812,546) (3,672,437)
Class T Shares 644,730 (298,346) (78,774,945) (39,688,070)
Net Increase/(Decrease) from Capital Share Transactions 29,197,648 (2,855,247) (154,321,739) 14,631,702
Net Increase/(Decrease) in Net Assets 29,455,407 (2,069,628) 37,429,982 (27,072,685)
Net Assets:
Beginning of Year   50,334,888 52,404,516 1,982,828,561 2,009,901,246
End of Year $ 79,790,295 $ 50,334,888 $ 2,020,258,543 $ 1,982,828,561

Janus Investment Fund
Statements of Changes in Net Assets
Janus Investment Fund 175
See Notes to Financial Statements.
Janus Henderson Multi-Sector Income
Fund
Janus Henderson Short Duration Flexible
Bond Fund
Year Ended
June 30, 2026
Year Ended
June 30, 2025
Year Ended
June 30, 2026
Year Ended
June 30, 2025
Operations:
Net investment income/(loss) $ 397,758,345 $ 328,892,781 $ 32,075,389 $ 35,133,667
Net realized gain/(loss) on investments 23,723,377 12,658,557 (945,672) 3,159,710
Change in unrealized net appreciation/depreciation (41,287,199) 91,328,964 (4,006,835) 8,264,106
Net Increase/(Decrease) in Net Assets Resulting from Operations 380,194,523 432,880,302 27,122,882 46,557,483
Dividends and Distributions to Shareholders:
Class A Shares (8,327,706) (4,757,680) (2,794,546) (1,617,533)
Class C Shares (6,185,959) (5,111,957) (303,569) (363,697)
Class D Shares (7,891,080) (7,401,326) (6,957,930) (7,311,185)
Class I Shares (373,633,024) (309,153,131) (14,478,360) (16,507,093)
Class N Shares (10,097,542) (6,756,910) (493,949) (562,869)
Class S Shares (594,181) (279,267) (13,882) (15,422)
Class T Shares (5,314,795) (5,612,551) (7,284,130) (9,112,455)
Net Decrease from Dividends and Distributions to Shareholders (412,044,287) (339,072,822) (32,326,366) (35,490,254)
Capital Share Transactions:
Class A Shares 64,884,914 50,587,374 46,726,406 (303,447)
Class C Shares 23,916,685 31,353,495 (1,537,982) (16,559)
Class D Shares 5,437,430 21,727,170 1,517,740 10,319,556
Class I Shares 1,520,843,709 1,239,342,445 (20,021,144) 11,827,258
Class N Shares 100,218,422 43,223,357 243,821 (1,390,219)
Class S Shares 7,441,745 2,496,009 (122,546) 8,174
Class T Shares 15,428,668 (5,087,577) (24,411,538) (18,382,074)
Net Increase/(Decrease) from Capital Share Transactions 1,738,171,573 1,383,642,273 2,394,757 2,062,689
Net Increase/(Decrease) in Net Assets 1,706,321,809 1,477,449,753 (2,808,727) 13,129,918
Net Assets:
Beginning of Year   5,605,354,616 4,127,904,863 722,107,437 708,977,519
End of Year $ 7,311,676,425 $ 5,605,354,616 $ 719,298,710 $ 722,107,437

Janus Investment Fund
Statements of Changes in Net Assets
176 June 30, 2026
See Notes to Financial Statements.
Janus Henderson Small Cap Value Fund
Janus Henderson Small-Mid Cap Value
Fund
Year Ended
June 30, 2026
Year Ended
June 30, 2025
Year Ended
June 30, 2026
Year Ended
June 30, 2025
Operations:
Net investment income/(loss) $ 10,120,127 $ 6,401,486 $ 507,852 $ 616,500
Net realized gain/(loss) on investments 180,771,614 380,012,700 11,112,557 4,091,654
Change in unrealized net appreciation/depreciation 123,138,712 (328,512,482) 4,469,010 (4,696,406)
Net Increase/(Decrease) in Net Assets Resulting from Operations 314,030,453 57,901,704 16,089,419 11,748
Dividends and Distributions to Shareholders:
Class A Shares (767,594) (2,498,677) (258,401) (225,953)
Class C Shares (275,217) (1,469,172) (65,933) (38,498)
Class D Shares (3,493,440) (9,786,335) (3,464,209) (3,671,846)
Class I Shares (11,294,465) (40,392,160) (600,186) (749,712)
Class L Shares (3,178,218) (12,666,291) — —
Class N Shares (17,334,007) (47,991,740) (1,135,522) (2,384,269)
Class R Shares (1,605,334) (4,392,200) — —
Class S Shares (715,356) (2,668,006) (19,155) (14,829)
Class T Shares (9,076,302) (28,212,096) (574,516) (544,438)
Net Decrease from Dividends and Distributions to Shareholders (47,739,933) (150,076,677) (6,117,922) (7,629,545)
Capital Share Transactions:
Class A Shares (2,286,642) (2,060,642) 147,789 218,038
Class C Shares (3,503,520) (4,260,875) (184,997) 413,382
Class D Shares (6,491,915) 486,858 (4,273,078) 1,764,520
Class I Shares (75,333,980) (1,056,634,703) (1,078,174) 377,076
Class L Shares (30,696,847) 28,979,622 — —
Class N Shares (66,880,267) (15,117,587) (16,488,193) (6,398,949)
Class R Shares 970,735 4,223,347 — —
Class S Shares (2,079,049) (2,261,641) (98,644) (3,653)
Class T Shares (34,414,460) (28,553,335) (1,602,498) 1,655,397
Net Increase/(Decrease) from Capital Share Transactions (220,715,945) (1,075,198,956) (23,577,795) (1,974,189)
Net Increase/(Decrease) in Net Assets 45,574,575 (1,167,373,929) (13,606,298) (9,591,986)
Net Assets:
Beginning of Year   1,223,615,975 2,390,989,904 85,120,517 94,712,503
End of Year $ 1,269,190,550 $ 1,223,615,975 $ 71,514,219 $ 85,120,517

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Financial Highlights
Janus Investment Fund 177
See Notes to Financial Statements.
Class A Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 12.32 $ 11.21 $ 9.90 $ 8.88 $ 12.76
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.01 0.06 0.07 0.17 0.05
Net realized and unrealized gain/(loss) 1.82 1.48 1.60 1.06 (0.77)
Total from Investment Operations 1.83 1.54 1.67 1.23 (0.72)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.05) (0.11) (0.04) (0.15) (0.03)
Distributions (from capital gains) (1.15) (0.32) (0.32) (0.06) (3.13)
Total Dividends and Distributions (1.20) (0.43) (0.36) (0.21) (3.16)
Net Asset Value, End of Period $ 12.95 $ 12.32 $ 11.21 $ 9.90 $ 8.88
Total Return
*
15 .52% 13 .78% 17 .44% 14 .18% ( 9 .55 ) %
Net assets, End of Period (in thousands) $ 28,460 $ 25,323 $ 22,474 $ 19,507 $ 21,015
Ratios to Average Net Assets:
Ratio of Gross Expenses 0 .88% 0 .89% 0 .89% 0 .93% 0 .92%
Ratio of Net Expenses (After Waivers and Expense Offsets) 0 .88% 0 .89% 0 .85% 0 .88% 0 .92%
Ratio of Net Investment Income/(Loss) 0 .09% 0 .50% 0 .73% 1 .88% 0 .44%
Portfolio Turnover Rate 67% 113% 250% 313% 152%
*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.
(1)
Per share amounts are calculated based on average shares outstanding during the year or period.

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Financial Highlights
178 June 30, 2026
See Notes to Financial Statements.
Class C Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 11.65 $ 10.60 $ 9.41 $ 8.45 $ 12.32
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
(0.08) (0.03) 0.01 0.12 (0.01)
Net realized and unrealized gain/(loss) 1.71 1.40 1.50 1.00 (0.73)
Total from Investment Operations 1.63 1.37 1.51 1.12 (0.74)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) — — — (0.10) —
Distributions (from capital gains) (1.15) (0.32) (0.32) (0.06) (3.13)
Total Dividends and Distributions (1.15) (0.32) (0.32) (0.16) (3.13)
Net Asset Value, End of Period $ 12.13 $ 11.65 $ 10.60 $ 9.41 $ 8.45
Total Return
*
14 .60% 12 .97% 16 .55% 13 .47% ( 10 .05 ) %
Net assets, End of Period (in thousands) $ 3,268 $ 5,473 $ 7,884 $ 12,312 $ 14,997
Ratios to Average Net Assets:
Ratio of Gross Expenses 1 .67% 1 .65% 1 .62% 1 .51% 1 .48%
Ratio of Net Expenses (After Waivers and Expense Offsets) 1 .64% 1 .63% 1 .57% 1 .46% 1 .48%
Ratio of Net Investment Income/(Loss) ( 0 .68 ) % ( 0 .27 ) % 0 .07% 1 .33% ( 0 .12 ) %
Portfolio Turnover Rate 67% 113% 250% 313% 152%
*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.
(1)
Per share amounts are calculated based on average shares outstanding during the year or period.

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Financial Highlights
Janus Investment Fund 179
See Notes to Financial Statements.
Class D Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 12.02 $ 10.96 $ 9.67 $ 8.69 $ 12.56
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.04 0.08 0.09 0.19 0.08
Net realized and unrealized gain/(loss) 1.77 1.44 1.57 1.03 (0.76)
Total from Investment Operations 1.81 1.52 1.66 1.22 (0.68)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.07) (0.14) (0.05) (0.18) (0.06)
Distributions (from capital gains) (1.15) (0.32) (0.32) (0.06) (3.13)
Total Dividends and Distributions (1.22) (0.46) (0.37) (0.24) (3.19)
Net Asset Value, End of Period $ 12.61 $ 12.02 $ 10.96 $ 9.67 $ 8.69
Total Return
*
15 .78% 13 .94% 17 .78% 14 .36% ( 9 .35 ) %
Net assets, End of Period (in thousands) $ 381,915 $ 363,832 $ 342,985 $ 325,264 $ 307,311
Ratios to Average Net Assets:
Ratio of Gross Expenses 0 .69% 0 .70% 0 .70% 0 .72% 0 .68%
Ratio of Net Expenses (After Waivers and Expense Offsets) 0 .69% 0 .70% 0 .65% 0 .67% 0 .68%
Ratio of Net Investment Income/(Loss) 0 .29% 0 .69% 0 .94% 2 .09% 0 .69%
Portfolio Turnover Rate 67% 113% 250% 313% 152%
*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)
Per share amounts are calculated based on average shares outstanding during the year or period.

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Financial Highlights
180 June 30, 2026
See Notes to Financial Statements.
Class I Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 12.32 $ 11.22 $ 9.90 $ 8.87 $ 12.75
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.04 0.09 0.10 0.20 0.08
Net realized and unrealized gain/(loss) 1.83 1.47 1.60 1.06 (0.77)
Total from Investment Operations 1.87 1.56 1.70 1.26 (0.69)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.08) (0.14) (0.06) (0.17) (0.06)
Distributions (from capital gains) (1.15) (0.32) (0.32) (0.06) (3.13)
Total Dividends and Distributions (1.23) (0.46) (0.38) (0.23) (3.19)
Net Asset Value, End of Period $ 12.96 $ 12.32 $ 11.22 $ 9.90 $ 8.87
Total Return
*
15 .81% 14 .03% 17 .71% 14 .48% ( 9 .31 ) %
Net assets, End of Period (in thousands) $ 53,680 $ 60,530 $ 73,172 $ 85,473 $ 114,646
Ratios to Average Net Assets:
Ratio of Gross Expenses 0 .66% 0 .65% 0 .64% 0 .66% 0 .72%
Ratio of Net Expenses (After Waivers and Expense Offsets) 0 .66% 0 .65% 0 .60% 0 .62% 0 .68%
Ratio of Net Investment Income/(Loss) 0 .32% 0 .73% 1 .01% 2 .19% 0 .66%
Portfolio Turnover Rate 67% 113% 250% 313% 152%
*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)
Per share amounts are calculated based on average shares outstanding during the year or period.

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Financial Highlights
Janus Investment Fund 181
See Notes to Financial Statements.
Class N Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 12.22 $ 11.14 $ 9.82 $ 8.82 $ 12.70
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.05 0.10 0.11 0.21 0.09
Net realized and unrealized gain/(loss) 1.81 1.46 1.59 1.04 (0.76)
Total from Investment Operations 1.86 1.56 1.70 1.25 (0.67)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.09) (0.16) (0.06) (0.19) (0.08)
Distributions (from capital gains) (1.15) (0.32) (0.32) (0.06) (3.13)
Total Dividends and Distributions (1.24) (0.48) (0.38) (0.25) (3.21)
Net Asset Value, End of Period $ 12.84 $ 12.22 $ 11.14 $ 9.82 $ 8.82
Total Return
*
15 .90% 14 .08% 17 .90% 14 .54% ( 9 .21 ) %
Net assets, End of Period (in thousands) $ 46,767 $ 47,757 $ 33,011 $ 43,369 $ 41,864
Ratios to Average Net Assets:
Ratio of Gross Expenses 0 .57% 0 .57% 0 .56% 0 .58% 0 .55%
Ratio of Net Expenses (After Waivers and Expense Offsets) 0 .57% 0 .57% 0 .52% 0 .53% 0 .55%
Ratio of Net Investment Income/(Loss) 0 .41% 0 .84% 1 .07% 2 .24% 0 .82%
Portfolio Turnover Rate 67% 113% 250% 313% 152%
*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)
Per share amounts are calculated based on average shares outstanding during the year or period.

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Financial Highlights
182 June 30, 2026
See Notes to Financial Statements.
Class S Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 12.36 $ 11.16 $ 9.86 $ 8.85 $ 12.73
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
(0.01) 0.03 0.06 0.16 0.04
Net realized and unrealized gain/(loss) 1.82 1.49 1.60 1.05 (0.78)
Total from Investment Operations 1.81 1.52 1.66 1.21 (0.74)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.02) — (0.04) (0.14) (0.01)
Distributions (from capital gains) (1.15) (0.32) (0.32) (0.06) (3.13)
Total Dividends and Distributions (1.17) (0.32) (0.36) (0.20) (3.14)
Net Asset Value, End of Period $ 13.00 $ 12.36 $ 11.16 $ 9.86 $ 8.85
Total Return
*
15 .30% 13 .67% 17 .32% 13 .96% ( 9 .69 ) %
Net assets, End of Period (in thousands) $ 5,729 $ 5,455 $ 23,899 $ 22,700 $ 22,961
Ratios to Average Net Assets:
Ratio of Gross Expenses 1 .11% 1 .08% 1 .07% 1 .09% 1 .05%
Ratio of Net Expenses (After Waivers and Expense Offsets) 1 .07% 1 .07% 1 .01% 1 .03% 1 .04%
Ratio of Net Investment Income/(Loss) ( 0 .11 ) % 0 .25% 0 .57% 1 .72% 0 .32%
Portfolio Turnover Rate 67% 113% 250% 313% 152%
*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)
Per share amounts are calculated based on average shares outstanding during the year or period.

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Financial Highlights
Janus Investment Fund 183
See Notes to Financial Statements.
Class T Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 12.03 $ 10.96 $ 9.68 $ 8.69 $ 12.56
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.02 0.07 0.08 0.18 0.06
Net realized and unrealized gain/(loss) 1.78 1.44 1.57 1.04 (0.75)
Total from Investment Operations 1.80 1.51 1.65 1.22 (0.69)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.06) (0.12) (0.05) (0.17) (0.05)
Distributions (from capital gains) (1.15) (0.32) (0.32) (0.06) (3.13)
Total Dividends and Distributions (1.21) (0.44) (0.37) (0.23) (3.18)
Net Asset Value, End of Period $ 12.62 $ 12.03 $ 10.96 $ 9.68 $ 8.69
Total Return
*
15 .63% 13 .84% 17 .60% 14 .32% ( 9 .49 ) %
Net assets, End of Period (in thousands) $ 107,068 $ 106,328 $ 109,894 $ 119,032 $ 129,070
Ratios to Average Net Assets:
Ratio of Gross Expenses 0 .81% 0 .82% 0 .81% 0 .82% 0 .79%
Ratio of Net Expenses (After Waivers and Expense Offsets) 0 .80% 0 .81% 0 .75% 0 .77% 0 .78%
Ratio of Net Investment Income/(Loss) 0 .17% 0 .58% 0 .85% 2 .01% 0 .57%
Portfolio Turnover Rate 67% 113% 250% 313% 152%
*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)
Per share amounts are calculated based on average shares outstanding during the year or period.

Janus Henderson Developed World Bond Fund
Financial Highlights
184 June 30, 2026
See Notes to Financial Statements.
Class A Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 7.82 $ 7.58 $ 7.55 $ 8.60 $ 9.93
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.29 0.26 0.19 0.15 0.12
Net realized and unrealized gain/(loss) 0.03 0.24 0.03 (0.51) (1.33)
Total from Investment Operations 0.32 0.50 0.22 (0.36) (1.21)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.16) (0.12) — (0.69) (0.12)
Return of Capital (0.13) (0.14) (0.19) — —
Total Dividends and Distributions (0.29) (0.26) (0.19) (0.69) (0.12)
Net Asset Value, End of Period $ 7.85 $ 7.82 $ 7.58 $ 7.55 $ 8.60
Total Return
*
4 .15% 6 .66% 2 .98% ( 4 .20 ) % ( 12 .28 ) %
Net assets, End of Period (in thousands) $ 24,116 $ 28,418 $ 43,893 $ 62,774 $ 81,662
Ratios to Average Net Assets:
Ratio of Gross Expenses 1 .22% 1 .14% 1 .02% 1 .00% 0 .93%
Ratio of Net Expenses (After Waivers and Expense Offsets) 0 .76% 0 .81% 0 .80% 0 .80% 0 .83%
Ratio of Net Investment Income/(Loss) 3 .65% 3 .32% 2 .46% 1 .90% 1 .25%
Portfolio Turnover Rate 78% 84% 29% 60% 86%
*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.
(1)
Per share amounts are calculated based on average shares outstanding during the year or period.

Janus Henderson Developed World Bond Fund
Financial Highlights
Janus Investment Fund 185
See Notes to Financial Statements.
Class C Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 7.76 $ 7.52 $ 7.49 $ 8.54 $ 9.85
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.22 0.20 0.13 0.09 0.05
Net realized and unrealized gain/(loss) 0.03 0.24 0.04 (0.51) (1.31)
Total from Investment Operations 0.25 0.44 0.17 (0.42) (1.26)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.10) (0.08) — (0.63) (0.05)
Return of Capital (0.13) (0.12) (0.14) — —
Total Dividends and Distributions (0.23) (0.20) (0.14) (0.63) (0.05)
Net Asset Value, End of Period $ 7.78 $ 7.76 $ 7.52 $ 7.49 $ 8.54
Total Return
*
3 .26% 5 .92% 2 .24% ( 4 .94 ) % ( 12 .83 ) %
Net assets, End of Period (in thousands) $ 4,019 $ 6,413 $ 10,532 $ 17,016 $ 26,901
Ratios to Average Net Assets:
Ratio of Gross Expenses 1 .80% 1 .74% 1 .66% 1 .64% 1 .59%
Ratio of Net Expenses (After Waivers and Expense Offsets) 1 .55% 1 .54% 1 .53% 1 .55% 1 .54%
Ratio of Net Investment Income/(Loss) 2 .87% 2 .57% 1 .73% 1 .11% 0 .54%
Portfolio Turnover Rate 78% 84% 29% 60% 86%
*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.
(1)
Per share amounts are calculated based on average shares outstanding during the year or period.

Janus Henderson Developed World Bond Fund
Financial Highlights
186 June 30, 2026
See Notes to Financial Statements.
Class D Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 7.81 $ 7.57 $ 7.54 $ 8.60 $ 9.92
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.29 0.28 0.20 0.16 0.13
Net realized and unrealized gain/(loss) 0.03 0.23 0.03 (0.52) (1.31)
Total from Investment Operations 0.32 0.51 0.23 (0.36) (1.18)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.17) (0.12) — (0.70) (0.14)
Return of Capital (0.13) (0.15) (0.20) — —
Total Dividends and Distributions (0.30) (0.27) (0.20) (0.70) (0.14)
Net Asset Value, End of Period $ 7.83 $ 7.81 $ 7.57 $ 7.54 $ 8.60
Total Return
*
4 .15% 6 .84% 3 .11% ( 4 .21 ) % ( 12 .06 ) %
Net assets, End of Period (in thousands) $ 51,783 $ 47,601 $ 29,135 $ 26,217 $ 29,812
Ratios to Average Net Assets:
Ratio of Gross Expenses 0 .83% 0 .81% 0 .78% 0 .75% 0 .69%
Ratio of Net Expenses (After Waivers and Expense Offsets) 0 .68% 0 .68% 0 .69% 0 .69% 0 .68%
Ratio of Net Investment Income/(Loss) 3 .74% 3 .58% 2 .61% 2 .03% 1 .40%
Portfolio Turnover Rate 78% 84% 29% 60% 86%
*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)
Per share amounts are calculated based on average shares outstanding during the year or period.

Janus Henderson Developed World Bond Fund
Financial Highlights
Janus Investment Fund 187
See Notes to Financial Statements.
Class I Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 7.78 $ 7.54 $ 7.52 $ 8.57 $ 9.89
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.30 0.27 0.20 0.17 0.14
Net realized and unrealized gain/(loss) 0.04 0.25 0.03 (0.51) (1.31)
Total from Investment Operations 0.34 0.52 0.23 (0.34) (1.17)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.18) (0.13) — (0.71) (0.15)
Return of Capital (0.13) (0.15) (0.21) — —
Total Dividends and Distributions (0.31) (0.28) (0.21) (0.71) (0.15)
Net Asset Value, End of Period $ 7.81 $ 7.78 $ 7.54 $ 7.52 $ 8.57
Total Return
*
4 .40% 6 .96% 3 .10% ( 3 .98 ) % ( 12 .01 ) %
Net assets, End of Period (in thousands) $ 289,854 $ 427,147 $ 822,179 $ 1,263,864 $ 1,894,294
Ratios to Average Net Assets:
Ratio of Gross Expenses 0 .83% 0 .77% 0 .72% 0 .69% 0 .64%
Ratio of Net Expenses (After Waivers and Expense Offsets) 0 .57% 0 .57% 0 .58% 0 .58% 0 .58%
Ratio of Net Investment Income/(Loss) 3 .84% 3 .54% 2 .69% 2 .07% 1 .52%
Portfolio Turnover Rate 78% 84% 29% 60% 86%
*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)
Per share amounts are calculated based on average shares outstanding during the year or period.

Janus Henderson Developed World Bond Fund
Financial Highlights
188 June 30, 2026
See Notes to Financial Statements.
Class N Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 7.78 $ 7.55 $ 7.52 $ 8.57 $ 9.90
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.30 0.28 0.21 0.17 0.15
Net realized and unrealized gain/(loss) 0.04 0.23 0.03 (0.51) (1.33)
Total from Investment Operations 0.34 0.51 0.24 (0.34) (1.18)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.18) (0.12) — (0.71) (0.15)
Return of Capital (0.13) (0.16) (0.21) — —
Total Dividends and Distributions (0.31) (0.28) (0.21) (0.71) (0.15)
Net Asset Value, End of Period $ 7.81 $ 7.78 $ 7.55 $ 7.52 $ 8.57
Total Return
*
4 .40% 6 .83% 3 .24% ( 4 .00 ) % ( 12 .06 ) %
Net assets, End of Period (in thousands) $ 87,494 $ 100,579 $ 167,127 $ 124,577 $ 126,445
Ratios to Average Net Assets:
Ratio of Gross Expenses 0 .69% 0 .65% 0 .61% 0 .59% 0 .55%
Ratio of Net Expenses (After Waivers and Expense Offsets) 0 .57% 0 .57% 0 .58% 0 .58% 0 .55%
Ratio of Net Investment Income/(Loss) 3 .84% 3 .55% 2 .77% 2 .16% 1 .59%
Portfolio Turnover Rate 78% 84% 29% 60% 86%
*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)
Per share amounts are calculated based on average shares outstanding during the year or period.

Janus Henderson Developed World Bond Fund
Financial Highlights
Janus Investment Fund 189
See Notes to Financial Statements.
Class S Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 7.80 $ 7.57 $ 7.54 $ 8.59 $ 9.91
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.26 0.24 0.17 0.14 0.10
Net realized and unrealized gain/(loss) 0.04 0.23 0.03 (0.51) (1.32)
Total from Investment Operations 0.30 0.47 0.20 (0.37) (1.22)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.14) (0.10) — (0.68) (0.10)
Return of Capital (0.13) (0.14) (0.17) — —
Total Dividends and Distributions (0.27) (0.24) (0.17) (0.68) (0.10)
Net Asset Value, End of Period $ 7.83 $ 7.80 $ 7.57 $ 7.54 $ 8.59
Total Return
*
3 .86% 6 .28% 2 .70% ( 4 .42 ) % ( 12 .38 ) %
Net assets, End of Period (in thousands) $ 59 $ 99 $ 184 $ 470 $ 585
Ratios to Average Net Assets:
Ratio of Gross Expenses 5 .10% 4 .07% 2 .10% 1 .64% 1 .50%
Ratio of Net Expenses (After Waivers and Expense Offsets) 1 .07% 1 .07% 1 .05% 1 .04% 1 .03%
Ratio of Net Investment Income/(Loss) 3 .34% 3 .11% 2 .17% 1 .67% 1 .06%
Portfolio Turnover Rate 78% 84% 29% 60% 86%
*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)
Per share amounts are calculated based on average shares outstanding during the year or period.

Janus Henderson Developed World Bond Fund
Financial Highlights
190 June 30, 2026
See Notes to Financial Statements.
Class T Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 7.80 $ 7.56 $ 7.54 $ 8.59 $ 9.91
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.28 0.26 0.18 0.15 0.13
Net realized and unrealized gain/(loss) 0.04 0.24 0.03 (0.51) (1.32)
Total from Investment Operations 0.32 0.50 0.21 (0.36) (1.19)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.16) (0.11) — (0.69) (0.13)
Return of Capital (0.13) (0.15) (0.19) — —
Total Dividends and Distributions (0.29) (0.26) (0.19) (0.69) (0.13)
Net Asset Value, End of Period $ 7.83 $ 7.80 $ 7.56 $ 7.54 $ 8.59
Total Return
*
4 .14% 6 .70% 2 .84% ( 4 .22 ) % ( 12 .17 ) %
Net assets, End of Period (in thousands) $ 19,124 $ 19,627 $ 21,942 $ 36,795 $ 74,856
Ratios to Average Net Assets:
Ratio of Gross Expenses 0 .97% 0 .92% 0 .86% 0 .83% 0 .78%
Ratio of Net Expenses (After Waivers and Expense Offsets) 0 .81% 0 .81% 0 .81% 0 .82% 0 .77%
Ratio of Net Investment Income/(Loss) 3 .60% 3 .37% 2 .44% 1 .81% 1 .31%
Portfolio Turnover Rate 78% 84% 29% 60% 86%
*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)
Per share amounts are calculated based on average shares outstanding during the year or period.

Janus Henderson Flexible Bond Fund
Financial Highlights
Janus Investment Fund 191
See Notes to Financial Statements.
Class A Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 9.35 $ 9.21 $ 9.30 $ 9.76 $ 11.16
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.41 0.43 0.41 0.31 0.17
Net realized and unrealized gain/(loss) (0.09) 0.14 (0.09) (0.46) (1.38)
Total from Investment Operations 0.32 0.57 0.32 (0.15) (1.21)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.41) (0.43) (0.41) (0.31) (0.19)
Return of Capital — — — —
(2)
—
Total Dividends and Distributions (0.41) (0.43) (0.41) (0.31) (0.19)
Net Asset Value, End of Period $ 9.26 $ 9.35 $ 9.21 $ 9.30 $ 9.76
Total Return
*
3 .43% 6 .31% 3 .57% ( 1 .50 ) % ( 11 .00 ) %
Net assets, End of Period (in thousands) $ 97,652 $ 100,840 $ 101,055 $ 112,400 $ 113,840
Ratios to Average Net Assets:
Ratio of Gross Expenses 0 .85% 0 .88% 0 .88% 0 .89% 0 .85%
Ratio of Net Expenses (After Waivers and Expense Offsets) 0 .79% 0 .79% 0 .70% 0 .71% 0 .76%
Ratio of Net Investment Income/(Loss) 4 .33% 4 .60% 4 .43% 3 .26% 1 .59%
Portfolio Turnover Rate
(3)
205% 153% 170% 195% 158%
*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.
(1)
Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Less than $0.005 on a per share basis.
(3)
Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

Janus Henderson Flexible Bond Fund
Financial Highlights
192 June 30, 2026
See Notes to Financial Statements.
Class C Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 9.35 $ 9.21 $ 9.30 $ 9.76 $ 11.16
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.35 0.37 0.34 0.24 0.09
Net realized and unrealized gain/(loss) (0.08) 0.14 (0.08) (0.46) (1.38)
Total from Investment Operations 0.27 0.51 0.26 (0.22) (1.29)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.35) (0.37) (0.35) (0.24) (0.11)
Return of Capital — — — —
(2)
—
Total Dividends and Distributions (0.35) (0.37) (0.35) (0.24) (0.11)
Net Asset Value, End of Period $ 9.27 $ 9.35 $ 9.21 $ 9.30 $ 9.76
Total Return
*
2 .88% 5 .62% 2 .83% ( 2 .21 ) % ( 11 .62 ) %
Net assets, End of Period (in thousands) $ 13,123 $ 17,240 $ 19,528 $ 28,509 $ 44,112
Ratios to Average Net Assets:
Ratio of Gross Expenses 1 .51% 1 .51% 1 .50% 1 .51% 1 .49%
Ratio of Net Expenses (After Waivers and Expense Offsets) 1 .44% 1 .44% 1 .43% 1 .43% 1 .45%
Ratio of Net Investment Income/(Loss) 3 .69% 3 .95% 3 .68% 2 .47% 0 .88%
Portfolio Turnover Rate
(3)
205% 153% 170% 195% 158%
*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.
(1)
Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Less than $0.005 on a per share basis.
(3)
Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

Janus Henderson Flexible Bond Fund
Financial Highlights
Janus Investment Fund 193
See Notes to Financial Statements.
Class D Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 9.35 $ 9.21 $ 9.30 $ 9.76 $ 11.16
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.43 0.45 0.42 0.32 0.19
Net realized and unrealized gain/(loss) (0.08) 0.14 (0.09) (0.45) (1.38)
Total from Investment Operations 0.35 0.59 0.33 (0.13) (1.19)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.43) (0.45) (0.42) (0.33) (0.21)
Return of Capital — — — —
(2)
—
Total Dividends and Distributions (0.43) (0.45) (0.42) (0.33) (0.21)
Net Asset Value, End of Period $ 9.27 $ 9.35 $ 9.21 $ 9.30 $ 9.76
Total Return
*
3 .82% 6 .57% 3 .71% ( 1 .37 ) % ( 10 .83 ) %
Net assets, End of Period (in thousands) $ 433,606 $ 440,319 $ 412,081 $ 442,271 $ 496,739
Ratios to Average Net Assets:
Ratio of Gross Expenses 0 .59% 0 .59% 0 .59% 0 .59% 0 .57%
Ratio of Net Expenses (After Waivers and Expense Offsets) 0 .52% 0 .54% 0 .56% 0 .57% 0 .57%
Ratio of Net Investment Income/(Loss) 4 .60% 4 .85% 4 .57% 3 .38% 1 .78%
Portfolio Turnover Rate
(3)
205% 153% 170% 195% 158%
* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1) Per share amounts are calculated based on average shares outstanding during the year or period.
(2) Less than $0.005 on a per share basis.
(3) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

Janus Henderson Flexible Bond Fund
Financial Highlights
194 June 30, 2026
See Notes to Financial Statements.
Class I Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 9.35 $ 9.21 $ 9.30 $ 9.76 $ 11.16
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.44 0.46 0.43 0.33 0.20
Net realized and unrealized gain/(loss) (0.08) 0.14 (0.09) (0.45) (1.38)
Total from Investment Operations 0.36 0.60 0.34 (0.12) (1.18)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.44) (0.46) (0.43) (0.34) (0.22)
Return of Capital — — — —
(2)
—
Total Dividends and Distributions (0.44) (0.46) (0.43) (0.34) (0.22)
Net Asset Value, End of Period $ 9.27 $ 9.35 $ 9.21 $ 9.30 $ 9.76
Total Return
*
3 .86% 6 .64% 3 .83% ( 1 .25 ) % ( 10 .75 ) %
Net assets, End of Period (in thousands) $ 1,172,431 $ 1,191,199 $ 1,240,734 $ 1,489,875 $ 1,527,891
Ratios to Average Net Assets:
Ratio of Gross Expenses 0 .54% 0 .53% 0 .53% 0 .53% 0 .51%
Ratio of Net Expenses (After Waivers and Expense Offsets) 0 .48% 0 .47% 0 .45% 0 .46% 0 .47%
Ratio of Net Investment Income/(Loss) 4 .64% 4 .91% 4 .67% 3 .51% 1 .87%
Portfolio Turnover Rate
(3)
205% 153% 170% 195% 158%
* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1) Per share amounts are calculated based on average shares outstanding during the year or period.
(2) Less than $0.005 on a per share basis.
(3) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

Janus Henderson Flexible Bond Fund
Financial Highlights
Janus Investment Fund 195
See Notes to Financial Statements.
Class N Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 9.35 $ 9.20 $ 9.29 $ 9.76 $ 11.15
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.44 0.46 0.43 0.33 0.21
Net realized and unrealized gain/(loss) (0.09) 0.16 (0.09) (0.46) (1.38)
Total from Investment Operations 0.35 0.62 0.34 (0.13) (1.17)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.44) (0.47) (0.43) (0.34) (0.22)
Return of Capital — — — —
(2)
—
Total Dividends and Distributions (0.44) (0.47) (0.43) (0.34) (0.22)
Net Asset Value, End of Period $ 9.26 $ 9.35 $ 9.20 $ 9.29 $ 9.76
Total Return
*
3 .84% 6 .81% 3 .84% ( 1 .35 ) % ( 10 .63 ) %
Net assets, End of Period (in thousands) $ 774,342 $ 705,618 $ 526,371 $ 481,188 $ 549,639
Ratios to Average Net Assets:
Ratio of Gross Expenses 0 .46% 0 .45% 0 .45% 0 .45% 0 .43%
Ratio of Net Expenses (After Waivers and Expense Offsets) 0 .40% 0 .42% 0 .45% 0 .45% 0 .43%
Ratio of Net Investment Income/(Loss) 4 .72% 4 .97% 4 .70% 3 .51% 1 .94%
Portfolio Turnover Rate
(3)
205% 153% 170% 195% 158%
*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)
Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Less than $0.005 on a per share basis.
(3)
Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

Janus Henderson Flexible Bond Fund
Financial Highlights
196 June 30, 2026
See Notes to Financial Statements.
Class R Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 9.35 $ 9.21 $ 9.30 $ 9.76 $ 11.16
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.38 0.39 0.36 0.26 0.12
Net realized and unrealized gain/(loss) (0.09) 0.15 (0.08) (0.45) (1.38)
Total from Investment Operations 0.29 0.54 0.28 (0.19) (1.26)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.37) (0.40) (0.37) (0.27) (0.14)
Return of Capital — — — —
(2)
—
Total Dividends and Distributions (0.37) (0.40) (0.37) (0.27) (0.14)
Net Asset Value, End of Period $ 9.27 $ 9.35 $ 9.21 $ 9.30 $ 9.76
Total Return
*
3 .18% 5 .91% 3 .06% ( 1 .98 ) % ( 11 .38 ) %
Net assets, End of Period (in thousands) $ 10,446 $ 11,875 $ 14,254 $ 17,622 $ 20,102
Ratios to Average Net Assets:
Ratio of Gross Expenses 1 .22% 1 .21% 1 .20% 1 .21% 1 .18%
Ratio of Net Expenses (After Waivers and Expense Offsets) 1 .14% 1 .16% 1 .19% 1 .20% 1 .18%
Ratio of Net Investment Income/(Loss) 3 .98% 4 .22% 3 .93% 2 .75% 1 .16%
Portfolio Turnover Rate
(3)
205% 153% 170% 195% 158%
*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)
Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Less than $0.005 on a per share basis.
(3)
Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

Janus Henderson Flexible Bond Fund
Financial Highlights
Janus Investment Fund 197
See Notes to Financial Statements.
Class S Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 9.35 $ 9.21 $ 9.30 $ 9.76 $ 11.16
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.40 0.42 0.38 0.29 0.15
Net realized and unrealized gain/(loss) (0.08) 0.14 (0.08) (0.46) (1.38)
Total from Investment Operations 0.32 0.56 0.30 (0.17) (1.23)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.40) (0.42) (0.39) (0.29) (0.17)
Return of Capital — — — —
(2)
—
Total Dividends and Distributions (0.40) (0.42) (0.39) (0.29) (0.17)
Net Asset Value, End of Period $ 9.27 $ 9.35 $ 9.21 $ 9.30 $ 9.76
Total Return
*
3 .43% 6 .17% 3 .32% ( 1 .74 ) % ( 11 .17 ) %
Net assets, End of Period (in thousands) $ 11,785 $ 14,772 $ 15,403 $ 14,489 $ 15,002
Ratios to Average Net Assets:
Ratio of Gross Expenses 0 .97% 0 .97% 0 .96% 0 .97% 0 .95%
Ratio of Net Expenses (After Waivers and Expense Offsets) 0 .89% 0 .92% 0 .95% 0 .95% 0 .94%
Ratio of Net Investment Income/(Loss) 4 .23% 4 .47% 4 .20% 3 .01% 1 .41%
Portfolio Turnover Rate
(3)
205% 153% 170% 195% 158%
*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)
Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Less than $0.005 on a per share basis.
(3)
Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

Janus Henderson Flexible Bond Fund
Financial Highlights
198 June 30, 2026
See Notes to Financial Statements.
Class T Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 9.35 $ 9.21 $ 9.30 $ 9.76 $ 11.16
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.42 0.44 0.41 0.31 0.18
Net realized and unrealized gain/(loss) (0.09) 0.14 (0.09) (0.45) (1.38)
Total from Investment Operations 0.33 0.58 0.32 (0.14) (1.20)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.42) (0.44) (0.41) (0.32) (0.20)
Return of Capital — — — —
(2)
—
Total Dividends and Distributions (0.42) (0.44) (0.41) (0.32) (0.20)
Net Asset Value, End of Period $ 9.26 $ 9.35 $ 9.21 $ 9.30 $ 9.76
Total Return
*
3 .59% 6 .44% 3 .59% ( 1 .48 ) % ( 10 .93 ) %
Net assets, End of Period (in thousands) $ 210,353 $ 247,330 $ 275,359 $ 347,983 $ 383,193
Ratios to Average Net Assets:
Ratio of Gross Expenses 0 .70% 0 .70% 0 .69% 0 .70% 0 .68%
Ratio of Net Expenses (After Waivers and Expense Offsets) 0 .64% 0 .66% 0 .68% 0 .69% 0 .67%
Ratio of Net Investment Income/(Loss) 4 .49% 4 .72% 4 .44% 3 .27% 1 .67%
Portfolio Turnover Rate
(3)
205% 153% 170% 195% 158%
* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1) Per share amounts are calculated based on average shares outstanding during the year or period.
(2) Less than $0.005 on a per share basis.
(3) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

Janus Henderson Global Allocation Fund – Conservative
Financial Highlights
Janus Investment Fund 199
See Notes to Financial Statements.
Class A Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 12.30 $ 11.40 $ 10.77 $ 10.52 $ 13.99
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.29 0.23 0.19 0.14 0.39
Net realized and unrealized gain/(loss) 1.18 0.91 0.61 0.33 (2.57)
Total from Investment Operations 1.47 1.14 0.80 0.47 (2.18)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.27) (0.24) (0.17) (0.04) (0.41)
Distributions (from capital gains) — — — (0.18) (0.88)
Total Dividends and Distributions (0.27) (0.24) (0.17) (0.22) (1.29)
Net Asset Value, End of Period $ 13.50 $ 12.30 $ 11.40 $ 10.77 $ 10.52
Total Return
*
12 .06% 10 .09% 7 .51% 4 .54% ( 17 .15 ) %
Net assets, End of Period (in thousands) $ 4,954 $ 5,120 $ 5,648 $ 6,511 $ 7,213
Ratios to Average Net Assets:
Ratio of Gross Expenses
(2)
0 .51% 0 .54% 0 .51% 0 .51% 0 .47%
Ratio of Net Expenses (After Waivers and Expense Offsets)
(2)
0 .48% 0 .48% 0 .48% 0 .48% 0 .47%
Ratio of Net Investment Income/(Loss)
(2)
2 .24% 1 .97% 1 .78% 1 .36% 3 .03%
Portfolio Turnover Rate 38% 47% 111% 41% 43%
*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.
(1)
Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.

Janus Henderson Global Allocation Fund – Conservative
Financial Highlights
200 June 30, 2026
See Notes to Financial Statements.
Class C Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 12.05 $ 11.08 $ 10.49 $ 10.28 $ 13.67
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.19 0.16 0.11 0.08 0.29
Net realized and unrealized gain/(loss) 1.15 0.87 0.59 0.31 (2.50)
Total from Investment Operations 1.34 1.03 0.70 0.39 (2.21)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.14) (0.06) (0.11) — (0.30)
Distributions (from capital gains) — — — (0.18) (0.88)
Total Dividends and Distributions (0.14) (0.06) (0.11) (0.18) (1.18)
Net Asset Value, End of Period $ 13.25 $ 12.05 $ 11.08 $ 10.49 $ 10.28
Total Return
*
11 .19% 9 .30% 6 .66% 3 .88% ( 17 .65 ) %
Net assets, End of Period (in thousands) $ 926 $ 1,380 $ 2,171 $ 3,461 $ 6,096
Ratios to Average Net Assets:
Ratio of Gross Expenses
(2)
1 .25% 1 .27% 1 .24% 1 .18% 1 .18%
Ratio of Net Expenses (After Waivers and Expense Offsets)
(2)
1 .23% 1 .21% 1 .21% 1 .15% 1 .18%
Ratio of Net Investment Income/(Loss)
(2)
1 .48% 1 .38% 1 .08% 0 .76% 2 .31%
Portfolio Turnover Rate 38% 47% 111% 41% 43%
*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.
(1)
Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.

Janus Henderson Global Allocation Fund – Conservative
Financial Highlights
Janus Investment Fund 201
See Notes to Financial Statements.
Class D Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 12.37 $ 11.49 $ 10.84 $ 10.59 $ 14.06
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.32 0.26 0.22 0.17 0.41
Net realized and unrealized gain/(loss) 1.18 0.90 0.62 0.32 (2.57)
Total from Investment Operations 1.50 1.16 0.84 0.49 (2.16)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.30) (0.28) (0.19) (0.06) (0.43)
Distributions (from capital gains) — — — (0.18) (0.88)
Total Dividends and Distributions (0.30) (0.28) (0.19) (0.24) (1.31)
Net Asset Value, End of Period $ 13.57 $ 12.37 $ 11.49 $ 10.84 $ 10.59
Total Return
*
12 .26% 10 .24% 7 .77% 4 .78% ( 16 .91 ) %
Net assets, End of Period (in thousands) $ 130,679 $ 120,154 $ 117,136 $ 125,119 $ 129,498
Ratios to Average Net Assets:
Ratio of Gross Expenses
(2)
0 .29% 0 .34% 0 .32% 0 .31% 0 .27%
Ratio of Net Expenses (After Waivers and Expense Offsets)
(2)
0 .26% 0 .26% 0 .27% 0 .27% 0 .27%
Ratio of Net Investment Income/(Loss)
(2)
2 .47% 2 .17% 1 .98% 1 .57% 3 .22%
Portfolio Turnover Rate 38% 47% 111% 41% 43%
* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1) Per share amounts are calculated based on average shares outstanding during the year or period.
(2) Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.

Janus Henderson Global Allocation Fund – Conservative
Financial Highlights
202 June 30, 2026
See Notes to Financial Statements.
Class I Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 12.37 $ 11.49 $ 10.84 $ 10.59 $ 14.07
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.32 0.27 0.21 0.17 0.42
Net realized and unrealized gain/(loss) 1.18 0.89 0.62 0.33 (2.58)
Total from Investment Operations 1.50 1.16 0.83 0.50 (2.16)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.30) (0.28) (0.18) (0.07) (0.44)
Distributions (from capital gains) — — — (0.18) (0.88)
Total Dividends and Distributions (0.30) (0.28) (0.18) (0.25) (1.32)
Net Asset Value, End of Period $ 13.57 $ 12.37 $ 11.49 $ 10.84 $ 10.59
Total Return
*
12 .24% 10 .28% 7 .73% 4 .80% ( 16 .92 ) %
Net assets, End of Period (in thousands) $ 2,218 $ 1,611 $ 1,848 $ 1,842 $ 2,645
Ratios to Average Net Assets:
Ratio of Gross Expenses
(2)
0 .27% 0 .32% 0 .29% 0 .28% 0 .24%
Ratio of Net Expenses (After Waivers and Expense Offsets)
(2)
0 .25% 0 .26% 0 .25% 0 .25% 0 .24%
Ratio of Net Investment Income/(Loss)
(2)
2 .46% 2 .28% 1 .93% 1 .56% 3 .27%
Portfolio Turnover Rate 38% 47% 111% 41% 43%
* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1) Per share amounts are calculated based on average shares outstanding during the year or period.
(2) Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.

Janus Henderson Global Allocation Fund – Conservative
Financial Highlights
Janus Investment Fund 203
See Notes to Financial Statements.
Class S Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 12.30 $ 11.40 $ 10.79 $ 10.52 $ 13.97
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.21 0.20 0.18 0.13 0.36
Net realized and unrealized gain/(loss) 1.23 0.92 0.60 0.32 (2.55)
Total from Investment Operations 1.44 1.12 0.78 0.45 (2.19)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.25) (0.22) (0.17) — (0.38)
Distributions (from capital gains) — — — (0.18) (0.88)
Total Dividends and Distributions (0.25) (0.22) (0.17) (0.18) (1.26)
Net Asset Value, End of Period $ 13.49 $ 12.30 $ 11.40 $ 10.79 $ 10.52
Total Return
*
11 .84% 9 .90% 7 .24% 4 .36% ( 17 .19 ) %
Net assets, End of Period (in thousands) $ 70 $ 67 $ 58 $ 55 $ 96
Ratios to Average Net Assets:
Ratio of Gross Expenses
(2)
0 .68% 0 .71% 0 .68% 0 .69% 0 .65%
Ratio of Net Expenses (After Waivers and Expense Offsets)
(2)
0 .65% 0 .66% 0 .65% 0 .66% 0 .65%
Ratio of Net Investment Income/(Loss)
(2)
1 .63% 1 .72% 1 .61% 1 .19% 2 .83%
Portfolio Turnover Rate 38% 47% 111% 41% 43%
*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)
Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.

Janus Henderson Global Allocation Fund – Conservative
Financial Highlights
204 June 30, 2026
See Notes to Financial Statements.
Class T Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 12.35 $ 11.46 $ 10.82 $ 10.56 $ 14.03
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.31 0.25 0.21 0.16 0.41
Net realized and unrealized gain/(loss) 1.18 0.90 0.61 0.33 (2.58)
Total from Investment Operations 1.49 1.15 0.82 0.49 (2.17)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.29) (0.26) (0.18) (0.05) (0.42)
Distributions (from capital gains) — — — (0.18) (0.88)
Total Dividends and Distributions (0.29) (0.26) (0.18) (0.23) (1.30)
Net Asset Value, End of Period $ 13.55 $ 12.35 $ 11.46 $ 10.82 $ 10.56
Total Return
*
12 .19% 10 .19% 7 .65% 4 .76% ( 17 .02 ) %
Net assets, End of Period (in thousands) $ 8,271 $ 7,838 $ 8,168 $ 10,666 $ 12,373
Ratios to Average Net Assets:
Ratio of Gross Expenses
(2)
0 .41% 0 .45% 0 .42% 0 .42% 0 .39%
Ratio of Net Expenses (After Waivers and Expense Offsets)
(2)
0 .34% 0 .34% 0 .34% 0 .35% 0 .36%
Ratio of Net Investment Income/(Loss)
(2)
2 .39% 2 .09% 1 .96% 1 .51% 3 .22%
Portfolio Turnover Rate 38% 47% 111% 41% 43%
*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)
Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.

Janus Henderson Global Allocation Fund – Growth
Financial Highlights
Janus Investment Fund 205
See Notes to Financial Statements.
Class A Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 13.99 $ 13.49 $ 12.15 $ 11.54 $ 16.53
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.20 0.20 0.19 0.13 0.48
Net realized and unrealized gain/(loss) 2.46 1.47 1.31 0.99 (3.08)
Total from Investment Operations 2.66 1.67 1.50 1.12 (2.60)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.18) (0.26) (0.16) (0.10) (0.50)
Distributions (from capital gains) (0.76) (0.91) — (0.41) (1.89)
Total Dividends and Distributions (0.94) (1.17) (0.16) (0.51) (2.39)
Net Asset Value, End of Period $ 15.71 $ 13.99 $ 13.49 $ 12.15 $ 11.54
Total Return
*
19 .66% 13 .12% 12 .46% 10 .03% ( 18 .53 ) %
Net assets, End of Period (in thousands) $ 8,827 $ 6,906 $ 6,633 $ 6,073 $ 5,148
Ratios to Average Net Assets:
Ratio of Gross Expenses
(2)
0 .43% 0 .47% 0 .46% 0 .48% 0 .45%
Ratio of Net Expenses (After Waivers and Expense Offsets)
(2)
0 .43% 0 .47% 0 .46% 0 .48% 0 .45%
Ratio of Net Investment Income/(Loss)
(2)
1 .35% 1 .47% 1 .54% 1 .11% 3 .28%
Portfolio Turnover Rate 43% 31% 100% 35% 32%
*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.
(1)
Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.

Janus Henderson Global Allocation Fund – Growth
Financial Highlights
206 June 30, 2026
See Notes to Financial Statements.
Class C Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 13.63 $ 13.16 $ 11.86 $ 11.25 $ 16.16
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.09 0.11 0.10 0.05 0.37
Net realized and unrealized gain/(loss) 2.41 1.42 1.27 0.97 (3.01)
Total from Investment Operations 2.50 1.53 1.37 1.02 (2.64)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.03) (0.15) (0.07) — (0.38)
Distributions (from capital gains) (0.76) (0.91) — (0.41) (1.89)
Total Dividends and Distributions (0.79) (1.06) (0.07) (0.41) (2.27)
Net Asset Value, End of Period $ 15.34 $ 13.63 $ 13.16 $ 11.86 $ 11.25
Total Return
*
18 .85% 12 .30% 11 .58% 9 .31% ( 19 .11 ) %
Net assets, End of Period (in thousands) $ 869 $ 1,285 $ 1,820 $ 2,373 $ 3,031
Ratios to Average Net Assets:
Ratio of Gross Expenses
(2)
1 .14% 1 .20% 1 .19% 1 .14% 1 .16%
Ratio of Net Expenses (After Waivers and Expense Offsets)
(2)
1 .14% 1 .20% 1 .19% 1 .14% 1 .16%
Ratio of Net Investment Income/(Loss)
(2)
0 .63% 0 .85% 0 .83% 0 .40% 2 .60%
Portfolio Turnover Rate 43% 31% 100% 35% 32%
*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.
(1)
Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.

Janus Henderson Global Allocation Fund – Growth
Financial Highlights
Janus Investment Fund 207
See Notes to Financial Statements.
Class D Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 14.17 $ 13.64 $ 12.29 $ 11.66 $ 16.68
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.23 0.23 0.22 0.16 0.51
Net realized and unrealized gain/(loss) 2.49 1.49 1.32 1.00 (3.12)
Total from Investment Operations 2.72 1.72 1.54 1.16 (2.61)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.20) (0.28) (0.19) (0.12) (0.52)
Distributions (from capital gains) (0.76) (0.91) — (0.41) (1.89)
Total Dividends and Distributions (0.96) (1.19) (0.19) (0.53) (2.41)
Net Asset Value, End of Period $ 15.93 $ 14.17 $ 13.64 $ 12.29 $ 11.66
Total Return
*
19 .90% 13 .42% 12 .60% 10 .31% ( 18 .41 ) %
Net assets, End of Period (in thousands) $ 230,047 $ 206,345 $ 197,177 $ 190,497 $ 181,527
Ratios to Average Net Assets:
Ratio of Gross Expenses
(2)
0 .25% 0 .29% 0 .28% 0 .29% 0 .26%
Ratio of Net Expenses (After Waivers and Expense Offsets)
(2)
0 .25% 0 .27% 0 .27% 0 .28% 0 .26%
Ratio of Net Investment Income/(Loss)
(2)
1 .53% 1 .68% 1 .73% 1 .31% 3 .45%
Portfolio Turnover Rate 43% 31% 100% 35% 32%
* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1) Per share amounts are calculated based on average shares outstanding during the year or period.
(2) Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.

Janus Henderson Global Allocation Fund – Growth
Financial Highlights
208 June 30, 2026
See Notes to Financial Statements.
Class I Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 14.15 $ 13.63 $ 12.28 $ 11.65 $ 16.68
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.23 0.23 0.22 0.16 0.54
Net realized and unrealized gain/(loss) 2.51 1.49 1.32 1.01 (3.14)
Total from Investment Operations 2.74 1.72 1.54 1.17 (2.60)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.21) (0.29) (0.19) (0.13) (0.54)
Distributions (from capital gains) (0.76) (0.91) — (0.41) (1.89)
Total Dividends and Distributions (0.97) (1.20) (0.19) (0.54) (2.43)
Net Asset Value, End of Period $ 15.92 $ 14.15 $ 13.63 $ 12.28 $ 11.65
Total Return
*
20 .05% 13 .38% 12 .63% 10 .40% ( 18 .42 ) %
Net assets, End of Period (in thousands) $ 18,382 $ 13,092 $ 13,397 $ 13,700 $ 11,359
Ratios to Average Net Assets:
Ratio of Gross Expenses
(2)
0 .21% 0 .24% 0 .23% 0 .23% 0 .21%
Ratio of Net Expenses (After Waivers and Expense Offsets)
(2)
0 .21% 0 .24% 0 .23% 0 .23% 0 .21%
Ratio of Net Investment Income/(Loss)
(2)
1 .57% 1 .67% 1 .74% 1 .37% 3 .65%
Portfolio Turnover Rate 43% 31% 100% 35% 32%
* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1) Per share amounts are calculated based on average shares outstanding during the year or period.
(2) Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.

Janus Henderson Global Allocation Fund – Growth
Financial Highlights
Janus Investment Fund 209
See Notes to Financial Statements.
Class S Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 13.88 $ 13.38 $ 12.06 $ 11.45 $ 16.43
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.17 0.16 0.16 0.12 0.48
Net realized and unrealized gain/(loss) 2.47 1.47 1.30 0.99 (3.09)
Total from Investment Operations 2.64 1.63 1.46 1.11 (2.61)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.03) (0.22) (0.14) (0.09) (0.48)
Distributions (from capital gains) (0.76) (0.91) — (0.41) (1.89)
Total Dividends and Distributions (0.79) (1.13) (0.14) (0.50) (2.37)
Net Asset Value, End of Period $ 15.73 $ 13.88 $ 13.38 $ 12.06 $ 11.45
Total Return
*
19 .60% 12 .94% 12 .17% 9 .97% ( 18 .71 ) %
Net assets, End of Period (in thousands) $ 562 $ 1,356 $ 1,557 $ 1,031 $ 1,134
Ratios to Average Net Assets:
Ratio of Gross Expenses
(2)
0 .62% 0 .64% 0 .63% 0 .64% 0 .62%
Ratio of Net Expenses (After Waivers and Expense Offsets)
(2)
0 .62% 0 .64% 0 .63% 0 .64% 0 .62%
Ratio of Net Investment Income/(Loss)
(2)
1 .15% 1 .21% 1 .27% 1 .06% 3 .31%
Portfolio Turnover Rate 43% 31% 100% 35% 32%
*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)
Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.

Janus Henderson Global Allocation Fund – Growth
Financial Highlights
210 June 30, 2026
See Notes to Financial Statements.
Class T Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 14.14 $ 13.62 $ 12.27 $ 11.64 $ 16.65
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.21 0.21 0.21 0.15 0.49
Net realized and unrealized gain/(loss) 2.50 1.49 1.31 1.00 (3.10)
Total from Investment Operations 2.71 1.70 1.52 1.15 (2.61)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.19) (0.27) (0.17) (0.11) (0.51)
Distributions (from capital gains) (0.76) (0.91) — (0.41) (1.89)
Total Dividends and Distributions (0.95) (1.18) (0.17) (0.52) (2.40)
Net Asset Value, End of Period $ 15.90 $ 14.14 $ 13.62 $ 12.27 $ 11.64
Total Return
*
19 .84% 13 .27% 12 .52% 10 .22% ( 18 .45 ) %
Net assets, End of Period (in thousands) $ 13,482 $ 12,338 $ 12,316 $ 12,635 $ 13,387
Ratios to Average Net Assets:
Ratio of Gross Expenses
(2)
0 .37% 0 .39% 0 .38% 0 .39% 0 .36%
Ratio of Net Expenses (After Waivers and Expense Offsets)
(2)
0 .34% 0 .36% 0 .34% 0 .35% 0 .34%
Ratio of Net Investment Income/(Loss)
(2)
1 .44% 1 .56% 1 .65% 1 .24% 3 .34%
Portfolio Turnover Rate 43% 31% 100% 35% 32%
* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1) Per share amounts are calculated based on average shares outstanding during the year or period.
(2) Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.

Janus Henderson Global Allocation Fund – Moderate
Financial Highlights
Janus Investment Fund 211
See Notes to Financial Statements.
Class A Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 13.13 $ 12.24 $ 11.28 $ 10.79 $ 14.88
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.25 0.22 0.24 0.14 0.43
Net realized and unrealized gain/(loss) 1.78 1.17 0.88 0.64 (2.77)
Total from Investment Operations 2.03 1.39 1.12 0.78 (2.34)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.23) (0.36) (0.16) (0.06) (0.44)
Distributions (from capital gains) (0.54) (0.14) — (0.23) (1.31)
Total Dividends and Distributions (0.77) (0.50) (0.16) (0.29) (1.75)
Net Asset Value, End of Period $ 14.39 $ 13.13 $ 12.24 $ 11.28 $ 10.79
Total Return
*
15 .89% 11 .69% 9 .98% 7 .37% ( 17 .84 ) %
Net assets, End of Period (in thousands) $ 10,893 $ 9,301 $ 9,237 $ 9,441 $ 11,371
Ratios to Average Net Assets:
Ratio of Gross Expenses
(2)
0 .43% 0 .46% 0 .45% 0 .46% 0 .43%
Ratio of Net Expenses (After Waivers and Expense Offsets)
(2)
0 .42% 0 .43% 0 .43% 0 .44% 0 .43%
Ratio of Net Investment Income/(Loss)
(2)
1 .82% 1 .74% 2 .11% 1 .24% 3 .21%
Portfolio Turnover Rate 38% 37% 104% 36% 43%
*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.
(1)
Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.

Janus Henderson Global Allocation Fund – Moderate
Financial Highlights
212 June 30, 2026
See Notes to Financial Statements.
Class C Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 12.92 $ 12.04 $ 11.10 $ 10.64 $ 14.66
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.15 0.13 0.16 0.06 0.32
Net realized and unrealized gain/(loss) 1.75 1.14 0.85 0.63 (2.72)
Total from Investment Operations 1.90 1.27 1.01 0.69 (2.40)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.17) (0.25) (0.07) — (0.31)
Distributions (from capital gains) (0.54) (0.14) — (0.23) (1.31)
Total Dividends and Distributions (0.71) (0.39) (0.07) (0.23) (1.62)
Net Asset Value, End of Period $ 14.11 $ 12.92 $ 12.04 $ 11.10 $ 10.64
Total Return
*
15 .12% 10 .77% 9 .15% 6 .61% ( 18 .40 ) %
Net assets, End of Period (in thousands) $ 541 $ 474 $ 629 $ 789 $ 1,387
Ratios to Average Net Assets:
Ratio of Gross Expenses
(2)
1 .10% 1 .23% 1 .16% 1 .17% 1 .19%
Ratio of Net Expenses (After Waivers and Expense Offsets)
(2)
1 .09% 1 .20% 1 .14% 1 .15% 1 .19%
Ratio of Net Investment Income/(Loss)
(2)
1 .11% 1 .06% 1 .46% 0 .56% 2 .42%
Portfolio Turnover Rate 38% 37% 104% 36% 43%
*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.
(1)
Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.

Janus Henderson Global Allocation Fund – Moderate
Financial Highlights
Janus Investment Fund 213
See Notes to Financial Statements.
Class D Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 13.24 $ 12.34 $ 11.37 $ 10.88 $ 14.99
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.28 0.24 0.27 0.16 0.45
Net realized and unrealized gain/(loss) 1.79 1.19 0.88 0.65 (2.79)
Total from Investment Operations 2.07 1.43 1.15 0.81 (2.34)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.25) (0.39) (0.18) (0.09) (0.46)
Distributions (from capital gains) (0.54) (0.14) — (0.23) (1.31)
Total Dividends and Distributions (0.79) (0.53) (0.18) (0.32) (1.77)
Net Asset Value, End of Period $ 14.52 $ 13.24 $ 12.34 $ 11.37 $ 10.88
Total Return
*
16 .11% 11 .88% 10 .19% 7 .59% ( 17 .71 ) %
Net assets, End of Period (in thousands) $ 186,369 $ 170,676 $ 164,482 $ 164,312 $ 164,692
Ratios to Average Net Assets:
Ratio of Gross Expenses
(2)
0 .26% 0 .30% 0 .29% 0 .30% 0 .26%
Ratio of Net Expenses (After Waivers and Expense Offsets)
(2)
0 .24% 0 .25% 0 .25% 0 .26% 0 .25%
Ratio of Net Investment Income/(Loss)
(2)
2 .01% 1 .93% 2 .30% 1 .46% 3 .35%
Portfolio Turnover Rate 38% 37% 104% 36% 43%
* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1) Per share amounts are calculated based on average shares outstanding during the year or period.
(2) Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.

Janus Henderson Global Allocation Fund – Moderate
Financial Highlights
214 June 30, 2026
See Notes to Financial Statements.
Class I Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 13.23 $ 12.33 $ 11.36 $ 10.86 $ 14.98
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.28 0.25 0.27 0.17 0.53
Net realized and unrealized gain/(loss) 1.79 1.18 0.88 0.64 (2.86)
Total from Investment Operations 2.07 1.43 1.15 0.81 (2.33)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.26) (0.39) (0.18) (0.08) (0.48)
Distributions (from capital gains) (0.54) (0.14) — (0.23) (1.31)
Total Dividends and Distributions (0.80) (0.53) (0.18) (0.31) (1.79)
Net Asset Value, End of Period $ 14.50 $ 13.23 $ 12.33 $ 11.36 $ 10.86
Total Return
*
16 .08% 11 .92% 10 .21% 7 .65% ( 17 .72 ) %
Net assets, End of Period (in thousands) $ 4,822 $ 3,347 $ 3,447 $ 3,930 $ 4,528
Ratios to Average Net Assets:
Ratio of Gross Expenses
(2)
0 .22% 0 .26% 0 .24% 0 .23% 0 .22%
Ratio of Net Expenses (After Waivers and Expense Offsets)
(2)
0 .21% 0 .22% 0 .22% 0 .21% 0 .22%
Ratio of Net Investment Income/(Loss)
(2)
2 .03% 1 .95% 2 .30% 1 .55% 3 .87%
Portfolio Turnover Rate 38% 37% 104% 36% 43%
* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1) Per share amounts are calculated based on average shares outstanding during the year or period.
(2) Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.

Janus Henderson Global Allocation Fund – Moderate
Financial Highlights
Janus Investment Fund 215
See Notes to Financial Statements.
Class S Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 13.20 $ 12.13 $ 11.16 $ 10.69 $ 14.75
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.20 0.27 0.22 0.14 0.40
Net realized and unrealized gain/(loss) 1.81 1.09 0.87 0.60 (2.74)
Total from Investment Operations 2.01 1.36 1.09 0.74 (2.34)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.20) (0.15) (0.12) (0.04) (0.41)
Distributions (from capital gains) (0.54) (0.14) — (0.23) (1.31)
Total Dividends and Distributions (0.74) (0.29) (0.12) (0.27) (1.72)
Net Asset Value, End of Period $ 14.47 $ 13.20 $ 12.13 $ 11.16 $ 10.69
Total Return
*
15 .66% 11 .38% 9 .80% 7 .11% ( 17 .97 ) %
Net assets, End of Period (in thousands) $ 143 $ 174 $ 539 $ 443 $ 1,066
Ratios to Average Net Assets:
Ratio of Gross Expenses
(2)
0 .64% 0 .66% 0 .64% 0 .65% 0 .62%
Ratio of Net Expenses (After Waivers and Expense Offsets)
(2)
0 .63% 0 .62% 0 .62% 0 .63% 0 .62%
Ratio of Net Investment Income/(Loss)
(2)
1 .45% 2 .13% 1 .91% 1 .30% 3 .03%
Portfolio Turnover Rate 38% 37% 104% 36% 43%
*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)
Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.

Janus Henderson Global Allocation Fund – Moderate
Financial Highlights
216 June 30, 2026
See Notes to Financial Statements.
Class T Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 13.19 $ 12.30 $ 11.33 $ 10.84 $ 14.94
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.26 0.24 0.25 0.15 0.44
Net realized and unrealized gain/(loss) 1.79 1.17 0.89 0.64 (2.78)
Total from Investment Operations 2.05 1.41 1.14 0.79 (2.34)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.24) (0.38) (0.17) (0.07) (0.45)
Distributions (from capital gains) (0.54) (0.14) — (0.23) (1.31)
Total Dividends and Distributions (0.78) (0.52) (0.17) (0.30) (1.76)
Net Asset Value, End of Period $ 14.46 $ 13.19 $ 12.30 $ 11.33 $ 10.84
Total Return
*
16 .00% 11 .74% 10 .13% 7 .51% ( 17 .77 ) %
Net assets, End of Period (in thousands) $ 13,377 $ 11,550 $ 11,522 $ 11,213 $ 13,148
Ratios to Average Net Assets:
Ratio of Gross Expenses
(2)
0 .38% 0 .41% 0 .39% 0 .40% 0 .37%
Ratio of Net Expenses (After Waivers and Expense Offsets)
(2)
0 .33% 0 .33% 0 .33% 0 .33% 0 .33%
Ratio of Net Investment Income/(Loss)
(2)
1 .92% 1 .87% 2 .17% 1 .38% 3 .27%
Portfolio Turnover Rate 38% 37% 104% 36% 43%
* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1) Per share amounts are calculated based on average shares outstanding during the year or period.
(2) Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.

Janus Henderson High-Yield Fund
Financial Highlights
Janus Investment Fund 217
See Notes to Financial Statements.
Class A Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 7.39 $ 7.23 $ 7.05 $ 6.99 $ 8.64
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.47 0.49 0.46 0.42 0.36
Net realized and unrealized gain/(loss) 0.08 0.16 0.18 0.06 (1.64)
Total from Investment Operations 0.55 0.65 0.64 0.48 (1.28)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.47) (0.49) (0.46) (0.42) (0.37)
Total Dividends and Distributions (0.47) (0.49) (0.46) (0.42) (0.37)
Net Asset Value, End of Period $ 7.47 $ 7.39 $ 7.23 $ 7.05 $ 6.99
Total Return
*
7 .69% 9 .31% 9 .34% 6 .99% ( 15 .31 ) %
Net assets, End of Period (in thousands) $ 30,509 $ 33,776 $ 29,106 $ 20,698 $ 24,533
Ratios to Average Net Assets:
Ratio of Gross Expenses 0 .98% 0 .99% 0 .97% 1 .01% 0 .98%
Ratio of Net Expenses (After Waivers and Expense Offsets) 0 .94% 0 .94% 0 .94% 0 .98% 0 .98%
Ratio of Net Investment Income/(Loss) 6 .28% 6 .77% 6 .45% 5 .97% 4 .41%
Portfolio Turnover Rate 159% 127% 87% 73% 81%
*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.
(1)
Per share amounts are calculated based on average shares outstanding during the year or period.

Janus Henderson High-Yield Fund
Financial Highlights
218 June 30, 2026
See Notes to Financial Statements.
Class C Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 7.39 $ 7.23 $ 7.05 $ 6.99 $ 8.63
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.41 0.44 0.41 0.37 0.31
Net realized and unrealized gain/(loss) 0.10 0.16 0.18 0.06 (1.63)
Total from Investment Operations 0.51 0.60 0.59 0.43 (1.32)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.42) (0.44) (0.41) (0.37) (0.32)
Total Dividends and Distributions (0.42) (0.44) (0.41) (0.37) (0.32)
Net Asset Value, End of Period $ 7.48 $ 7.39 $ 7.23 $ 7.05 $ 6.99
Total Return
*
7 .04% 8 .53% 8 .64% 6 .24% ( 15 .81 ) %
Net assets, End of Period (in thousands) $ 2,811 $ 2,077 $ 2,786 $ 4,249 $ 5,200
Ratios to Average Net Assets:
Ratio of Gross Expenses 1 .83% 1 .82% 1 .69% 1 .77% 1 .71%
Ratio of Net Expenses (After Waivers and Expense Offsets) 1 .68% 1 .66% 1 .58% 1 .70% 1 .68%
Ratio of Net Investment Income/(Loss) 5 .53% 6 .03% 5 .76% 5 .28% 3 .71%
Portfolio Turnover Rate 159% 127% 87% 73% 81%
*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.
(1)
Per share amounts are calculated based on average shares outstanding during the year or period.

Janus Henderson High-Yield Fund
Financial Highlights
Janus Investment Fund 219
See Notes to Financial Statements.
Class D Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 7.39 $ 7.23 $ 7.05 $ 6.99 $ 8.64
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.48 0.51 0.47 0.44 0.38
Net realized and unrealized gain/(loss) 0.10 0.16 0.18 0.05 (1.64)
Total from Investment Operations 0.58 0.67 0.65 0.49 (1.26)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.49) (0.51) (0.47) (0.43) (0.39)
Total Dividends and Distributions (0.49) (0.51) (0.47) (0.43) (0.39)
Net Asset Value, End of Period $ 7.48 $ 7.39 $ 7.23 $ 7.05 $ 6.99
Total Return
*
8 .03% 9 .51% 9 .54% 7 .23% ( 15 .13 ) %
Net assets, End of Period (in thousands) $ 301,344 $ 297,517 $ 291,392 $ 283,345 $ 279,111
Ratios to Average Net Assets:
Ratio of Gross Expenses 0 .80% 0 .81% 0 .79% 0 .80% 0 .76%
Ratio of Net Expenses (After Waivers and Expense Offsets) 0 .75% 0 .75% 0 .76% 0 .77% 0 .76%
Ratio of Net Investment Income/(Loss) 6 .46% 6 .94% 6 .62% 6 .21% 4 .64%
Portfolio Turnover Rate 159% 127% 87% 73% 81%
*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)
Per share amounts are calculated based on average shares outstanding during the year or period.

Janus Henderson High-Yield Fund
Financial Highlights
220 June 30, 2026
See Notes to Financial Statements.
Class I Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 7.39 $ 7.23 $ 7.05 $ 7.00 $ 8.64
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.48 0.51 0.47 0.44 0.39
Net realized and unrealized gain/(loss) 0.10 0.16 0.18 0.04 (1.64)
Total from Investment Operations 0.58 0.67 0.65 0.48 (1.25)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.49) (0.51) (0.47) (0.43) (0.39)
Total Dividends and Distributions (0.49) (0.51) (0.47) (0.43) (0.39)
Net Asset Value, End of Period $ 7.48 $ 7.39 $ 7.23 $ 7.05 $ 7.00
Total Return
*
8 .01% 9 .53% 9 .56% 7 .10% ( 14 .98 ) %
Net assets, End of Period (in thousands) $ 101,452 $ 141,987 $ 105,742 $ 144,956 $ 165,462
Ratios to Average Net Assets:
Ratio of Gross Expenses 0 .81% 0 .78% 0 .76% 0 .75% 0 .72%
Ratio of Net Expenses (After Waivers and Expense Offsets) 0 .77% 0 .73% 0 .74% 0 .74% 0 .72%
Ratio of Net Investment Income/(Loss) 6 .45% 6 .96% 6 .62% 6 .22% 4 .66%
Portfolio Turnover Rate 159% 127% 87% 73% 81%
*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)
Per share amounts are calculated based on average shares outstanding during the year or period.

Janus Henderson High-Yield Fund
Financial Highlights
Janus Investment Fund 221
See Notes to Financial Statements.
Class N Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 7.39 $ 7.23 $ 7.05 $ 6.99 $ 8.64
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.49 0.52 0.48 0.45 0.39
Net realized and unrealized gain/(loss) 0.10 0.16 0.18 0.05 (1.64)
Total from Investment Operations 0.59 0.68 0.66 0.50 (1.25)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.50) (0.52) (0.48) (0.44) (0.40)
Total Dividends and Distributions (0.50) (0.52) (0.48) (0.44) (0.40)
Net Asset Value, End of Period $ 7.48 $ 7.39 $ 7.23 $ 7.05 $ 6.99
Total Return
*
8 .16% 9 .64% 9 .68% 7 .37% ( 15 .01 ) %
Net assets, End of Period (in thousands) $ 28,089 $ 26,882 $ 70,554 $ 99,579 $ 165,384
Ratios to Average Net Assets:
Ratio of Gross Expenses 0 .68% 0 .68% 0 .65% 0 .65% 0 .63%
Ratio of Net Expenses (After Waivers and Expense Offsets) 0 .64% 0 .63% 0 .63% 0 .64% 0 .63%
Ratio of Net Investment Income/(Loss) 6 .58% 7 .04% 6 .73% 6 .27% 4 .80%
Portfolio Turnover Rate 159% 127% 87% 73% 81%
*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)
Per share amounts are calculated based on average shares outstanding during the year or period.

Janus Henderson High-Yield Fund
Financial Highlights
222 June 30, 2026
See Notes to Financial Statements.
Class R Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 7.38 $ 7.23 $ 7.04 $ 6.99 $ 8.63
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.44 0.46 0.42 0.39 0.33
Net realized and unrealized gain/(loss) 0.09 0.15 0.19 0.05 (1.63)
Total from Investment Operations 0.53 0.61 0.61 0.44 (1.30)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.44) (0.46) (0.42) (0.39) (0.34)
Total Dividends and Distributions (0.44) (0.46) (0.42) (0.39) (0.34)
Net Asset Value, End of Period $ 7.47 $ 7.38 $ 7.23 $ 7.04 $ 6.99
Total Return
*
7 .36% 8 .70% 9 .03% 6 .41% ( 15 .56 ) %
Net assets, End of Period (in thousands) $ 1,916 $ 1,705 $ 1,529 $ 7,071 $ 6,351
Ratios to Average Net Assets:
Ratio of Gross Expenses 1 .58% 1 .59% 1 .44% 1 .45% 1 .41%
Ratio of Net Expenses (After Waivers and Expense Offsets) 1 .38% 1 .37% 1 .37% 1 .39% 1 .38%
Ratio of Net Investment Income/(Loss) 5 .83% 6 .33% 5 .94% 5 .60% 4 .02%
Portfolio Turnover Rate 159% 127% 87% 73% 81%
*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)
Per share amounts are calculated based on average shares outstanding during the year or period.

Janus Henderson High-Yield Fund
Financial Highlights
Janus Investment Fund 223
See Notes to Financial Statements.
Class S Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 7.40 $ 7.24 $ 7.06 $ 7.00 $ 8.65
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.46 0.48 0.44 0.41 0.35
Net realized and unrealized gain/(loss) 0.08 0.16 0.18 0.06 (1.64)
Total from Investment Operations 0.54 0.64 0.62 0.47 (1.29)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.46) (0.48) (0.44) (0.41) (0.36)
Total Dividends and Distributions (0.46) (0.48) (0.44) (0.41) (0.36)
Net Asset Value, End of Period $ 7.48 $ 7.40 $ 7.24 $ 7.06 $ 7.00
Total Return
*
7 .49% 9 .10% 9 .14% 6 .83% ( 15 .42 ) %
Net assets, End of Period (in thousands) $ 620 $ 753 $ 845 $ 1,260 $ 1,449
Ratios to Average Net Assets:
Ratio of Gross Expenses 1 .56% 1 .57% 1 .39% 1 .35% 1 .28%
Ratio of Net Expenses (After Waivers and Expense Offsets) 1 .12% 1 .12% 1 .13% 1 .13% 1 .13%
Ratio of Net Investment Income/(Loss) 6 .09% 6 .56% 6 .25% 5 .83% 4 .25%
Portfolio Turnover Rate 159% 127% 87% 73% 81%
*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)
Per share amounts are calculated based on average shares outstanding during the year or period.

Janus Henderson High-Yield Fund
Financial Highlights
224 June 30, 2026
See Notes to Financial Statements.
Class T Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 7.39 $ 7.23 $ 7.05 $ 6.99 $ 8.64
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.48 0.50 0.46 0.43 0.37
Net realized and unrealized gain/(loss) 0.09 0.16 0.18 0.05 (1.64)
Total from Investment Operations 0.57 0.66 0.64 0.48 (1.27)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.48) (0.50) (0.46) (0.42) (0.38)
Total Dividends and Distributions (0.48) (0.50) (0.46) (0.42) (0.38)
Net Asset Value, End of Period $ 7.48 $ 7.39 $ 7.23 $ 7.05 $ 6.99
Total Return
*
7 .90% 9 .38% 9 .43% 7 .12% ( 15 .21 ) %
Net assets, End of Period (in thousands) $ 171,781 $ 181,900 $ 202,581 $ 266,544 $ 283,236
Ratios to Average Net Assets:
Ratio of Gross Expenses 0 .92% 0 .92% 0 .90% 0 .90% 0 .87%
Ratio of Net Expenses (After Waivers and Expense Offsets) 0 .87% 0 .87% 0 .86% 0 .87% 0 .86%
Ratio of Net Investment Income/(Loss) 6 .34% 6 .81% 6 .50% 6 .10% 4 .53%
Portfolio Turnover Rate 159% 127% 87% 73% 81%
*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)
Per share amounts are calculated based on average shares outstanding during the year or period.

Janus Henderson International Dividend Fund
Financial Highlights
Janus Investment Fund 225
See Notes to Financial Statements.
Class A Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 18.16 $ 16.21 $ 14.27 $ 12.66 $ 14.83
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.39
(2) ,(3)
0.37
(4)
0.31 0.39 0.45
Net realized and unrealized gain/(loss) 3.87 2.54 2.07 1.74 (1.95)
Total from Investment Operations 4.26 2.91 2.38 2.13 (1.50)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.38) (0.33) (0.44) (0.52) (0.48)
Distributions (from capital gains) (1.01) (0.63) — — (0.19)
Total Dividends and Distributions (1.39) (0.96) (0.44) (0.52) (0.67)
Net Asset Value, End of Period $ 21.03 $ 18.16 $ 16.21 $ 14.27 $ 12.66
Total Return
*
24 .89% 18 .78% 17 .06% 17 .42% ( 10 .49 ) %
Net assets, End of Period (in thousands) $ 50,466 $ 41,930 $ 38,929 $ 33,195 $ 31,754
Ratios to Average Net Assets:
Ratio of Gross Expenses 1 .23%
(5)
1 .30%
(5)
1 .32% 1 .38% 1 .27%
Ratio of Net Expenses (After Waivers and Expense Offsets) 1 .13% 1 .17% 1 .16% 1 .18% 1 .18%
Ratio of Net Investment Income/(Loss) 2 .06%
(2) ,(3)
2 .27%
(4)
2 .13% 2 .94% 3 .14%
Portfolio Turnover Rate 63% 50% 32% 62% 34%
*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.
(1)
Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the period. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net
Investment Income/(Loss) to Average Net Assets is $0.03 and 0.16%, respectively.
(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include a special dividend from Banco de Sabadell SA in May
2026. The impact of the special dividend to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.03 and 0.17%,
respectively.
(4)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the period. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net
Investment Income/(Loss) to Average Net Assets is $0.04 and 0.27%, respectively.
(5)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the period. The impact of the additional professional fees to Ratio of Gross Expenses is 0.03%.

Janus Henderson International Dividend Fund
Financial Highlights
226 June 30, 2026
See Notes to Financial Statements.
Class C Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 17.57 $ 15.73 $ 13.84 $ 12.32 $ 14.49
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.25
(2) ,(3)
0.22
(4)
0.17 0.26 0.32
Net realized and unrealized gain/(loss) 3.72 2.48 2.05 1.71 (1.88)
Total from Investment Operations 3.97 2.70 2.22 1.97 (1.56)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.26) (0.23) (0.33) (0.45) (0.42)
Distributions (from capital gains) (1.01) (0.63) — — (0.19)
Total Dividends and Distributions (1.27) (0.86) (0.33) (0.45) (0.61)
Net Asset Value, End of Period $ 20.27 $ 17.57 $ 15.73 $ 13.84 $ 12.32
Total Return
*
23 .99% 17 .89% 16 .33% 16 .50% ( 11 .11 ) %
Net assets, End of Period (in thousands) $ 3,392 $ 3,497 $ 5,322 $ 7,573 $ 10,653
Ratios to Average Net Assets:
Ratio of Gross Expenses 2 .02%
(5)
2 .07%
(5)
2 .04% 2 .12% 2 .01%
Ratio of Net Expenses (After Waivers and Expense Offsets) 1 .84% 1 .88% 1 .85% 1 .92% 1 .91%
Ratio of Net Investment Income/(Loss) 1 .35%
(2) ,(3)
1 .37%
(4)
1 .20% 2 .00% 2 .27%
Portfolio Turnover Rate 63% 50% 32% 62% 34%
*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.
(1)
Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the period. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net
Investment Income/(Loss) to Average Net Assets is $0.03 and 0.16%, respectively.
(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include a special dividend from Banco de Sabadell SA in May
2026. The impact of the special dividend to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.03 and 0.17%,
respectively.
(4)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the period. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net
Investment Income/(Loss) to Average Net Assets is $0.04 and 0.27%, respectively.
(5)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the period. The impact of the additional professional fees to Ratio of Gross Expenses is 0.03%.

Janus Henderson International Dividend Fund
Financial Highlights
Janus Investment Fund 227
See Notes to Financial Statements.
Class D Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 18.20 $ 16.24 $ 14.29 $ 12.68 $ 14.84
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.43
(2) ,(3)
0.44
(4)
0.34 0.41 0.49
Net realized and unrealized gain/(loss) 3.88 2.51 2.08 1.74 (1.97)
Total from Investment Operations 4.31 2.95 2.42 2.15 (1.48)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.41) (0.36) (0.47) (0.54) (0.49)
Distributions (from capital gains) (1.01) (0.63) — — (0.19)
Total Dividends and Distributions (1.42) (0.99) (0.47) (0.54) (0.68)
Net Asset Value, End of Period $ 21.09 $ 18.20 $ 16.24 $ 14.29 $ 12.68
Total Return
*
25 .16% 19 .00% 17 .31% 17 .55% ( 10 .33 ) %
Net assets, End of Period (in thousands) $ 55,875 $ 32,298 $ 20,131 $ 17,311 $ 14,580
Ratios to Average Net Assets:
Ratio of Gross Expenses 1 .05%
(5)
1 .13%
(5)
1 .23% 1 .27% 1 .14%
Ratio of Net Expenses (After Waivers and Expense Offsets) 0 .92% 0 .97% 0 .98% 1 .01% 1 .01%
Ratio of Net Investment Income/(Loss) 2 .27%
(2) ,(3)
2 .68%
(4)
2 .30% 3 .12% 3 .43%
Portfolio Turnover Rate 63% 50% 32% 62% 34%
* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1) Per share amounts are calculated based on average shares outstanding during the year or period.
(2) Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the period. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net
Assets is $0.03 and 0.16%, respectively.
(3) Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include a special dividend from Banco de Sabadell SA in May 2026. The impact of the special dividend to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.03 and 0.17%, respectively.
(4) Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the period. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net
Assets is $0.04 and 0.27%, respectively.
(5) Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the period. The impact of the additional professional fees to Ratio of Gross Expenses is 0.03%.

Janus Henderson International Dividend Fund
Financial Highlights
228 June 30, 2026
See Notes to Financial Statements.
Class I Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 18.25 $ 16.28 $ 14.33 $ 12.71 $ 14.86
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.44
(2) ,(3)
0.46
(4)
0.36 0.39 0.48
Net realized and unrealized gain/(loss) 3.88 2.51 2.06 1.77 (1.94)
Total from Investment Operations 4.32 2.97 2.42 2.16 (1.46)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.42) (0.37) (0.47) (0.54) (0.50)
Distributions (from capital gains) (1.01) (0.63) — — (0.19)
Total Dividends and Distributions (1.43) (1.00) (0.47) (0.54) (0.69)
Net Asset Value, End of Period $ 21.14 $ 18.25 $ 16.28 $ 14.33 $ 12.71
Total Return
*
25 .12% 19 .05% 17 .33% 17 .62% ( 10 .23 ) %
Net assets, End of Period (in thousands) $ 184,060 $ 139,455 $ 53,937 $ 42,376 $ 55,559
Ratios to Average Net Assets:
Ratio of Gross Expenses 1 .00%
(5)
1 .08%
(5)
1 .09% 1 .13% 1 .04%
Ratio of Net Expenses (After Waivers and Expense Offsets) 0 .90% 0 .94% 0 .93% 0 .95% 0 .95%
Ratio of Net Investment Income/(Loss) 2 .29%
(2) ,(3)
2 .80%
(4)
2 .40% 2 .98% 3 .30%
Portfolio Turnover Rate 63% 50% 32% 62% 34%
* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1) Per share amounts are calculated based on average shares outstanding during the year or period.
(2) Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the period. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net
Assets is $0.03 and 0.16%, respectively.
(3) Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include a special dividend from Banco de Sabadell SA in May 2026. The impact of the special dividend to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.03 and 0.17%, respectively.
(4) Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the period. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net
Assets is $0.04 and 0.27%, respectively.
(5) Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the period. The impact of the additional professional fees to Ratio of Gross Expenses is 0.03%.

Janus Henderson International Dividend Fund
Financial Highlights
Janus Investment Fund 229
See Notes to Financial Statements.
Class N Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 18.21 $ 16.25 $ 14.31 $ 12.69 $ 14.83
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.45
(2) ,(3)
0.37
(4)
0.37 0.47 0.60
Net realized and unrealized gain/(loss) 3.88 2.60 2.06 1.70 (2.05)
Total from Investment Operations 4.33 2.97 2.43 2.17 (1.45)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.43) (0.38) (0.49) (0.55) (0.50)
Distributions (from capital gains) (1.01) (0.63) — — (0.19)
Total Dividends and Distributions (1.44) (1.01) (0.49) (0.55) (0.69)
Net Asset Value, End of Period $ 21.10 $ 18.21 $ 16.25 $ 14.31 $ 12.69
Total Return
*
25 .27% 19 .12% 17 .39% 17 .73% ( 10 .14 ) %
Net assets, End of Period (in thousands) $ 3,905 $ 3,521 $ 15,645 $ 10,259 $ 6,384
Ratios to Average Net Assets:
Ratio of Gross Expenses 0 .98%
(5)
0 .99%
(5)
1 .03% 1 .12% 1 .08%
Ratio of Net Expenses (After Waivers and Expense Offsets) 0 .81% 0 .84% 0 .84% 0 .87% 0 .88%
Ratio of Net Investment Income/(Loss) 2 .38%
(2) ,(3)
2 .26%
(4)
2 .52% 3 .51% 4 .30%
Portfolio Turnover Rate 63% 50% 32% 62% 34%
*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)
Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the period. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net
Investment Income/(Loss) to Average Net Assets is $0.03 and 0.16%, respectively.
(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include a special dividend from Banco de Sabadell SA in May
2026. The impact of the special dividend to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.03 and 0.17%,
respectively.
(4)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the period. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net
Investment Income/(Loss) to Average Net Assets is $0.04 and 0.27%, respectively.
(5)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the period. The impact of the additional professional fees to Ratio of Gross Expenses is 0.03%.

Janus Henderson International Dividend Fund
Financial Highlights
230 June 30, 2026
See Notes to Financial Statements.
Class S Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 18.11 $ 16.17 $ 14.23 $ 12.63 $ 14.78
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.40
(2) ,(3)
0.41
(4)
0.40 0.41 0.48
Net realized and unrealized gain/(loss) 3.86 2.50 1.99 1.73 (1.94)
Total from Investment Operations 4.26 2.91 2.39 2.14 (1.46)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.38) (0.34) (0.45) (0.54) (0.50)
Distributions (from capital gains) (1.01) (0.63) — — (0.19)
Total Dividends and Distributions (1.39) (0.97) (0.45) (0.54) (0.69)
Net Asset Value, End of Period $ 20.98 $ 18.11 $ 16.17 $ 14.23 $ 12.63
Total Return
*
24 .92% 18 .83% 17 .23% 17 .58% ( 10 .27 ) %
Net assets, End of Period (in thousands) $ 530 $ 247 $ 149 $ 68 $ 58
Ratios to Average Net Assets:
Ratio of Gross Expenses 2 .37%
(5)
2 .92%
(5)
4 .31% 6 .18% 5 .83%
Ratio of Net Expenses (After Waivers and Expense Offsets) 1 .12% 1 .13% 1 .07% 1 .00% 0 .95%
Ratio of Net Investment Income/(Loss) 2 .08%
(2) ,(3)
2 .53%
(4)
2 .67% 3 .12% 3 .36%
Portfolio Turnover Rate 63% 50% 32% 62% 34%
*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)
Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the period. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net
Investment Income/(Loss) to Average Net Assets is $0.03 and 0.16%, respectively.
(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include a special dividend from Banco de Sabadell SA in May
2026. The impact of the special dividend to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.03 and 0.17%,
respectively.
(4)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the period. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net
Investment Income/(Loss) to Average Net Assets is $0.04 and 0.27%, respectively.
(5)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the period. The impact of the additional professional fees to Ratio of Gross Expenses is 0.03%.

Janus Henderson International Dividend Fund
Financial Highlights
Janus Investment Fund 231
See Notes to Financial Statements.
Class T Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 18.14 $ 16.19 $ 14.26 $ 12.65 $ 14.81
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.41
(2) ,(3)
0.42
(4)
0.34 0.43 0.46
Net realized and unrealized gain/(loss) 3.85 2.51 2.04 1.70 (1.95)
Total from Investment Operations 4.26 2.93 2.38 2.13 (1.49)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.39) (0.35) (0.45) (0.52) (0.48)
Distributions (from capital gains) (1.01) (0.63) — — (0.19)
Total Dividends and Distributions (1.40) (0.98) (0.45) (0.52) (0.67)
Net Asset Value, End of Period $ 21.00 $ 18.14 $ 16.19 $ 14.26 $ 12.65
Total Return
*
25 .01% 18 .89% 17 .09% 17 .45% ( 10 .41 ) %
Net assets, End of Period (in thousands) $ 15,522 $ 11,479 $ 7,691 $ 5,363 $ 20,258
Ratios to Average Net Assets:
Ratio of Gross Expenses 1 .17%
(5)
1 .25%
(5)
1 .30% 1 .27% 1 .21%
Ratio of Net Expenses (After Waivers and Expense Offsets) 1 .05% 1 .09% 1 .09% 1 .10% 1 .11%
Ratio of Net Investment Income/(Loss) 2 .14%
(2) ,(3)
2 .57%
(4)
2 .33% 3 .22% 3 .16%
Portfolio Turnover Rate 63% 50% 32% 62% 34%
* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1) Per share amounts are calculated based on average shares outstanding during the year or period.
(2) Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the period. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net
Assets is $0.03 and 0.16%, respectively.
(3) Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include a special dividend from Banco de Sabadell SA in May 2026. The impact of the special dividend to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.03 and 0.17%, respectively.
(4) Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the period. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net
Assets is $0.04 and 0.27%, respectively.
(5) Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the period. The impact of the additional professional fees to Ratio of Gross Expenses is 0.03%.

Janus Henderson Low Duration Multi-Sector Income Fund
Financial Highlights
232 June 30, 2026
See Notes to Financial Statements.
Class A Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 8.99 $ 8.86 $ 8.69 $ 8.56 $ 9.02
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.41 0.42 0.37 0.23 0.09
Net realized and unrealized gain/(loss) 0.06 0.13 0.17 0.14 (0.44)
Total from Investment Operations 0.47 0.55 0.54 0.37 (0.35)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.43) (0.31) (0.37) (0.24) (0.11)
Return of Capital — (0.11) — — —
Total Dividends and Distributions (0.43) (0.42) (0.37) (0.24) (0.11)
Net Asset Value, End of Period $ 9.03 $ 8.99 $ 8.86 $ 8.69 $ 8.56
Total Return
*
5 .26% 6 .33% 6 .28% 4 .39% ( 3 .86 ) %
Net assets, End of Period (in thousands) $ 7,628 $ 9,259 $ 8,471 $ 9,102 $ 9,312
Ratios to Average Net Assets:
Ratio of Gross Expenses 1 .64% 1 .77% 1 .63% 1 .51% 1 .35%
Ratio of Net Expenses (After Waivers and Expense Offsets) 0 .88% 0 .96% 0 .95% 0 .96% 0 .95%
Ratio of Net Investment Income/(Loss) 4 .45% 4 .68% 4 .21% 2 .68% 1 .06%
Portfolio Turnover Rate 114% 72% 61% 56% 69%
*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.
(1)
Per share amounts are calculated based on average shares outstanding during the year or period.

Janus Henderson Low Duration Multi-Sector Income Fund
Financial Highlights
Janus Investment Fund 233
See Notes to Financial Statements.
Class C Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 8.98 $ 8.85 $ 8.68 $ 8.56 $ 9.01
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.34 0.36 0.30 0.16 0.03
Net realized and unrealized gain/(loss) 0.06 0.13 0.17 0.14 (0.43)
Total from Investment Operations 0.40 0.49 0.47 0.30 (0.40)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.36) (0.26) (0.30) (0.18) (0.05)
Return of Capital — (0.10) — — —
Total Dividends and Distributions (0.36) (0.36) (0.30) (0.18) (0.05)
Net Asset Value, End of Period $ 9.02 $ 8.98 $ 8.85 $ 8.68 $ 8.56
Total Return
*
4 .55% 5 .59% 5 .50% 3 .55% ( 4 .48 ) %
Net assets, End of Period (in thousands) $ 865 $ 1,614 $ 3,312 $ 4,264 $ 7,870
Ratios to Average Net Assets:
Ratio of Gross Expenses 2 .52% 2 .53% 2 .41% 2 .19% 2 .12%
Ratio of Net Expenses (After Waivers and Expense Offsets) 1 .56% 1 .67% 1 .69% 1 .64% 1 .70%
Ratio of Net Investment Income/(Loss) 3 .76% 3 .96% 3 .45% 1 .89% 0 .32%
Portfolio Turnover Rate 114% 72% 61% 56% 69%
*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.
(1)
Per share amounts are calculated based on average shares outstanding during the year or period.

Janus Henderson Low Duration Multi-Sector Income Fund
Financial Highlights
234 June 30, 2026
See Notes to Financial Statements.
Class D Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 8.99 $ 8.86 $ 8.69 $ 8.57 $ 9.02
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.42 0.44 0.39 0.25 0.11
Net realized and unrealized gain/(loss) 0.06 0.13 0.16 0.13 (0.43)
Total from Investment Operations 0.48 0.57 0.55 0.38 (0.32)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.44) (0.32) (0.38) (0.26) (0.13)
Return of Capital — (0.12) — — —
Total Dividends and Distributions (0.44) (0.44) (0.38) (0.26) (0.13)
Net Asset Value, End of Period $ 9.03 $ 8.99 $ 8.86 $ 8.69 $ 8.57
Total Return
*
5 .48% 6 .55% 6 .48% 4 .47% ( 3 .57 ) %
Net assets, End of Period (in thousands) $ 21,974 $ 19,076 $ 17,952 $ 17,901 $ 16,350
Ratios to Average Net Assets:
Ratio of Gross Expenses 1 .42% 1 .56% 1 .47% 1 .33% 1 .17%
Ratio of Net Expenses (After Waivers and Expense Offsets) 0 .67% 0 .76% 0 .76% 0 .77% 0 .77%
Ratio of Net Investment Income/(Loss) 4 .66% 4 .88% 4 .41% 2 .89% 1 .25%
Portfolio Turnover Rate 114% 72% 61% 56% 69%
* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1) Per share amounts are calculated based on average shares outstanding during the year or period.

Janus Henderson Low Duration Multi-Sector Income Fund
Financial Highlights
Janus Investment Fund 235
See Notes to Financial Statements.
Class I Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 8.99 $ 8.85 $ 8.68 $ 8.56 $ 9.00
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.43 0.44 0.39 0.25 0.12
Net realized and unrealized gain/(loss) 0.06 0.14 0.16 0.13 (0.42)
Total from Investment Operations 0.49 0.58 0.55 0.38 (0.30)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.45) (0.32) (0.38) (0.26) (0.14)
Return of Capital — (0.12) — — —
Total Dividends and Distributions (0.45) (0.44) (0.38) (0.26) (0.14)
Net Asset Value, End of Period $ 9.03 $ 8.99 $ 8.85 $ 8.68 $ 8.56
Total Return
*
5 .51% 6 .69% 6 .51% 4 .51% ( 3 .42 ) %
Net assets, End of Period (in thousands) $ 41,048 $ 13,170 $ 15,208 $ 18,919 $ 27,937
Ratios to Average Net Assets:
Ratio of Gross Expenses 1 .23% 1 .52% 1 .39% 1 .25% 1 .09%
Ratio of Net Expenses (After Waivers and Expense Offsets) 0 .59% 0 .74% 0 .73% 0 .73% 0 .71%
Ratio of Net Investment Income/(Loss) 4 .74% 4 .89% 4 .41% 2 .85% 1 .30%
Portfolio Turnover Rate 114% 72% 61% 56% 69%
* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1) Per share amounts are calculated based on average shares outstanding during the year or period.

Janus Henderson Low Duration Multi-Sector Income Fund
Financial Highlights
236 June 30, 2026
See Notes to Financial Statements.
Class N Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 8.99 $ 8.85 $ 8.69 $ 8.56 $ 9.01
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.43 0.45 0.40 0.26 0.12
Net realized and unrealized gain/(loss) 0.06 0.14 0.15 0.14 (0.43)
Total from Investment Operations 0.49 0.59 0.55 0.40 (0.31)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.45) (0.33) (0.39) (0.27) (0.14)
Return of Capital — (0.12) — — —
Total Dividends and Distributions (0.45) (0.45) (0.39) (0.27) (0.14)
Net Asset Value, End of Period $ 9.03 $ 8.99 $ 8.85 $ 8.69 $ 8.56
Total Return
*
5 .60% 6 .80% 6 .49% 4 .73% ( 3 .50 ) %
Net assets, End of Period (in thousands) $ 608 $ 470 $ 544 $ 761 $ 604
Ratios to Average Net Assets:
Ratio of Gross Expenses 1 .81% 1 .98% 1 .74% 1 .64% 1 .30%
Ratio of Net Expenses (After Waivers and Expense Offsets) 0 .55% 0 .64% 0 .63% 0 .64% 0 .64%
Ratio of Net Investment Income/(Loss) 4 .77% 5 .00% 4 .49% 3 .03% 1 .35%
Portfolio Turnover Rate 114% 72% 61% 56% 69%
* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1) Per share amounts are calculated based on average shares outstanding during the year or period.

Janus Henderson Low Duration Multi-Sector Income Fund
Financial Highlights
Janus Investment Fund 237
See Notes to Financial Statements.
Class R Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 9.00 $ 8.86 $ 8.69 $ 8.57 $ 9.02
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.37 0.38 0.33 0.19 0.06
Net realized and unrealized gain/(loss) 0.05 0.14 0.17 0.13 (0.43)
Total from Investment Operations 0.42 0.52 0.50 0.32 (0.37)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.39) (0.28) (0.33) (0.20) (0.08)
Return of Capital — (0.10) — — —
Total Dividends and Distributions (0.39) (0.38) (0.33) (0.20) (0.08)
Net Asset Value, End of Period $ 9.03 $ 9.00 $ 8.86 $ 8.69 $ 8.57
Total Return
*
4 .70% 6 .00% 5 .83% 3 .82% ( 4 .15 ) %
Net assets, End of Period (in thousands) $ 322 $ 353 $ 365 $ 429 $ 474
Ratios to Average Net Assets:
Ratio of Gross Expenses 2 .80% 2 .99% 2 .76% 2 .58% 2 .33%
Ratio of Net Expenses (After Waivers and Expense Offsets) 1 .30% 1 .38% 1 .37% 1 .39% 1 .37%
Ratio of Net Investment Income/(Loss) 4 .02% 4 .25% 3 .77% 2 .24% 0 .65%
Portfolio Turnover Rate 114% 72% 61% 56% 69%
*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)
Per share amounts are calculated based on average shares outstanding during the year or period.

Janus Henderson Low Duration Multi-Sector Income Fund
Financial Highlights
238 June 30, 2026
See Notes to Financial Statements.
Class S Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 8.99 $ 8.86 $ 8.69 $ 8.57 $ 9.02
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.39 0.40 0.35 0.23 0.08
Net realized and unrealized gain/(loss) 0.06 0.14 0.17 0.12 (0.43)
Total from Investment Operations 0.45 0.54 0.52 0.35 (0.35)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.41) (0.30) (0.35) (0.23) (0.10)
Return of Capital — (0.11) — — —
Total Dividends and Distributions (0.41) (0.41) (0.35) (0.23) (0.10)
Net Asset Value, End of Period $ 9.03 $ 8.99 $ 8.86 $ 8.69 $ 8.57
Total Return
*
5 .08% 6 .15% 6 .09% 4 .08% ( 3 .93 ) %
Net assets, End of Period (in thousands) $ 643 $ 360 $ 316 $ 318 $ 178
Ratios to Average Net Assets:
Ratio of Gross Expenses 2 .38% 2 .79% 2 .66% 2 .73% 3 .10%
Ratio of Net Expenses (After Waivers and Expense Offsets) 1 .04% 1 .13% 1 .12% 1 .14% 1 .14%
Ratio of Net Investment Income/(Loss) 4 .28% 4 .47% 4 .02% 2 .63% 0 .88%
Portfolio Turnover Rate 114% 72% 61% 56% 69%
*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)
Per share amounts are calculated based on average shares outstanding during the year or period.

Janus Henderson Low Duration Multi-Sector Income Fund
Financial Highlights
Janus Investment Fund 239
See Notes to Financial Statements.
Class T Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 8.98 $ 8.85 $ 8.68 $ 8.56 $ 9.01
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.41 0.43 0.38 0.24 0.10
Net realized and unrealized gain/(loss) 0.06 0.13 0.16 0.13 (0.43)
Total from Investment Operations 0.47 0.56 0.54 0.37 (0.33)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.43) (0.31) (0.37) (0.25) (0.12)
Return of Capital — (0.12) — — —
Total Dividends and Distributions (0.43) (0.43) (0.37) (0.25) (0.12)
Net Asset Value, End of Period $ 9.02 $ 8.98 $ 8.85 $ 8.68 $ 8.56
Total Return
*
5 .36% 6 .44% 6 .37% 4 .37% ( 3 .68 ) %
Net assets, End of Period (in thousands) $ 6,703 $ 6,032 $ 6,237 $ 6,361 $ 7,763
Ratios to Average Net Assets:
Ratio of Gross Expenses 1 .55% 1 .70% 1 .57% 1 .44% 1 .29%
Ratio of Net Expenses (After Waivers and Expense Offsets) 0 .78% 0 .86% 0 .86% 0 .87% 0 .87%
Ratio of Net Investment Income/(Loss) 4 .55% 4 .76% 4 .30% 2 .73% 1 .14%
Portfolio Turnover Rate 114% 72% 61% 56% 69%
* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1) Per share amounts are calculated based on average shares outstanding during the year or period.

Janus Henderson Mid Cap Value Fund
Financial Highlights
240 June 30, 2026
See Notes to Financial Statements.
Class A Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 16.08 $ 16.32 $ 15.71 $ 14.97 $ 18.02
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.13 0.10 0.13 0.15 0.13
Net realized and unrealized gain/(loss) 2.88 1.21 1.87 1.50 (1.17)
Total from Investment Operations 3.01 1.31 2.00 1.65 (1.04)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.08) (0.09) (0.14) (0.14) (0.04)
Distributions (from capital gains) (1.36) (1.46) (1.25) (0.77) (1.97)
Total Dividends and Distributions (1.44) (1.55) (1.39) (0.91) (2.01)
Net Asset Value, End of Period $ 17.65 $ 16.08 $ 16.32 $ 15.71 $ 14.97
Total Return
*
20 .09% 7 .65% 13 .65% 11 .30% ( 6 .84 ) %
Net assets, End of Period (in thousands) $ 51,412 $ 51,335 $ 56,075 $ 56,731 $ 59,218
Ratios to Average Net Assets:
Ratio of Gross Expenses 0 .92% 1 .20% 1 .04% 0 .91% 0 .93%
Ratio of Net Expenses (After Waivers and Expense Offsets) 0 .92% 1 .20% 1 .04% 0 .91% 0 .93%
Ratio of Net Investment Income/(Loss) 0 .76% 0 .60% 0 .81% 0 .98% 0 .78%
Portfolio Turnover Rate 31% 40% 37% 54% 52%
*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.
(1)
Per share amounts are calculated based on average shares outstanding during the year or period.

Janus Henderson Mid Cap Value Fund
Financial Highlights
Janus Investment Fund 241
See Notes to Financial Statements.
Class C Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 15.38 $ 15.68 $ 15.15 $ 14.46 $ 17.55
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.02 (0.01) 0.02 0.05 0.01
Net realized and unrealized gain/(loss) 2.74 1.17 1.79 1.45 (1.13)
Total from Investment Operations 2.76 1.16 1.81 1.50 (1.12)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) — — (0.03) (0.04) —
Distributions (from capital gains) (1.36) (1.46) (1.25) (0.77) (1.97)
Total Dividends and Distributions (1.36) (1.46) (1.28) (0.81) (1.97)
Net Asset Value, End of Period $ 16.78 $ 15.38 $ 15.68 $ 15.15 $ 14.46
Total Return
*
19 .25% 7 .01% 12 .81% 10 .65% ( 7 .50 ) %
Net assets, End of Period (in thousands) $ 4,364 $ 5,310 $ 7,039 $ 7,998 $ 7,974
Ratios to Average Net Assets:
Ratio of Gross Expenses 1 .57% 1 .87% 1 .69% 1 .54% 1 .62%
Ratio of Net Expenses (After Waivers and Expense Offsets) 1 .57% 1 .87% 1 .69% 1 .54% 1 .62%
Ratio of Net Investment Income/(Loss) 0 .10% ( 0 .07 ) % 0 .16% 0 .35% 0 .09%
Portfolio Turnover Rate 31% 40% 37% 54% 52%
*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.
(1)
Per share amounts are calculated based on average shares outstanding during the year or period.

Janus Henderson Mid Cap Value Fund
Financial Highlights
242 June 30, 2026
See Notes to Financial Statements.
Class D Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 15.60 $ 15.87 $ 15.33 $ 14.63 $ 17.67
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.16 0.14 0.16 0.19 0.18
Net realized and unrealized gain/(loss) 2.79 1.18 1.82 1.47 (1.15)
Total from Investment Operations 2.95 1.32 1.98 1.66 (0.97)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.13) (0.13) (0.19) (0.19) (0.10)
Distributions (from capital gains) (1.36) (1.46) (1.25) (0.77) (1.97)
Total Dividends and Distributions (1.49) (1.59) (1.44) (0.96) (2.07)
Net Asset Value, End of Period $ 17.06 $ 15.60 $ 15.87 $ 15.33 $ 14.63
Total Return
*
20 .36% 7 .98% 13 .87% 11 .65% ( 6 .58 ) %
Net assets, End of Period (in thousands) $ 733,132 $ 693,743 $ 705,902 $ 685,186 $ 663,819
Ratios to Average Net Assets:
Ratio of Gross Expenses 0 .68% 0 .94% 0 .78% 0 .63% 0 .64%
Ratio of Net Expenses (After Waivers and Expense Offsets) 0 .68% 0 .94% 0 .78% 0 .63% 0 .64%
Ratio of Net Investment Income/(Loss) 1 .00% 0 .85% 1 .06% 1 .26% 1 .07%
Portfolio Turnover Rate 31% 40% 37% 54% 52%
* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1) Per share amounts are calculated based on average shares outstanding during the year or period.

Janus Henderson Mid Cap Value Fund
Financial Highlights
Janus Investment Fund 243
See Notes to Financial Statements.
Class I Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 15.65 $ 15.92 $ 15.37 $ 14.66 $ 17.71
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.16 0.14 0.17 0.20 0.19
Net realized and unrealized gain/(loss) 2.80 1.19 1.82 1.47 (1.16)
Total from Investment Operations 2.96 1.33 1.99 1.67 (0.97)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.13) (0.14) (0.19) (0.19) (0.11)
Distributions (from capital gains) (1.36) (1.46) (1.25) (0.77) (1.97)
Total Dividends and Distributions (1.49) (1.60) (1.44) (0.96) (2.08)
Net Asset Value, End of Period $ 17.12 $ 15.65 $ 15.92 $ 15.37 $ 14.66
Total Return
*
20 .39% 7 .99% 13 .94% 11 .75% ( 6 .60 ) %
Net assets, End of Period (in thousands) $ 199,924 $ 203,157 $ 193,981 $ 208,187 $ 207,292
Ratios to Average Net Assets:
Ratio of Gross Expenses 0 .66% 0 .91% 0 .74% 0 .59% 0 .60%
Ratio of Net Expenses (After Waivers and Expense Offsets) 0 .66% 0 .91% 0 .74% 0 .59% 0 .60%
Ratio of Net Investment Income/(Loss) 1 .02% 0 .88% 1 .11% 1 .30% 1 .11%
Portfolio Turnover Rate 31% 40% 37% 54% 52%
* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1) Per share amounts are calculated based on average shares outstanding during the year or period.

Janus Henderson Mid Cap Value Fund
Financial Highlights
244 June 30, 2026
See Notes to Financial Statements.
Class N Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 15.53 $ 15.81 $ 15.27 $ 14.58 $ 17.62
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.18 0.16 0.18 0.21 0.20
Net realized and unrealized gain/(loss) 2.78 1.18 1.82 1.46 (1.14)
Total from Investment Operations 2.96 1.34 2.00 1.67 (0.94)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.15) (0.16) (0.21) (0.21) (0.13)
Distributions (from capital gains) (1.36) (1.46) (1.25) (0.77) (1.97)
Total Dividends and Distributions (1.51) (1.62) (1.46) (0.98) (2.10)
Net Asset Value, End of Period $ 16.98 $ 15.53 $ 15.81 $ 15.27 $ 14.58
Total Return
*
20 .55% 8 .09% 14 .09% 11 .78% ( 6 .47 ) %
Net assets, End of Period (in thousands) $ 241,225 $ 229,969 $ 188,333 $ 187,335 $ 193,017
Ratios to Average Net Assets:
Ratio of Gross Expenses 0 .55% 0 .81% 0 .65% 0 .49% 0 .50%
Ratio of Net Expenses (After Waivers and Expense Offsets) 0 .55% 0 .81% 0 .65% 0 .49% 0 .50%
Ratio of Net Investment Income/(Loss) 1 .12% 0 .99% 1 .20% 1 .40% 1 .20%
Portfolio Turnover Rate 31% 40% 37% 54% 52%
*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)
Per share amounts are calculated based on average shares outstanding during the year or period.

Janus Henderson Mid Cap Value Fund
Financial Highlights
Janus Investment Fund 245
See Notes to Financial Statements.
Class R Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 15.65 $ 15.92 $ 15.36 $ 14.65 $ 17.70
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.06 0.04 0.07 0.10 0.08
Net realized and unrealized gain/(loss) 2.80 1.17 1.83 1.46 (1.16)
Total from Investment Operations 2.86 1.21 1.90 1.56 (1.08)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.02) (0.02) (0.09) (0.08) —
Distributions (from capital gains) (1.36) (1.46) (1.25) (0.77) (1.97)
Total Dividends and Distributions (1.38) (1.48) (1.34) (0.85) (1.97)
Net Asset Value, End of Period $ 17.13 $ 15.65 $ 15.92 $ 15.36 $ 14.65
Total Return
*
19 .61% 7 .25% 13 .23% 10 .94% ( 7 .20 ) %
Net assets, End of Period (in thousands) $ 33,892 $ 32,519 $ 34,222 $ 35,107 $ 36,305
Ratios to Average Net Assets:
Ratio of Gross Expenses 1 .31% 1 .57% 1 .39% 1 .25% 1 .26%
Ratio of Net Expenses (After Waivers and Expense Offsets) 1 .31% 1 .57% 1 .39% 1 .25% 1 .26%
Ratio of Net Investment Income/(Loss) 0 .37% 0 .23% 0 .45% 0 .65% 0 .45%
Portfolio Turnover Rate 31% 40% 37% 54% 52%
*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)
Per share amounts are calculated based on average shares outstanding during the year or period.

Janus Henderson Mid Cap Value Fund
Financial Highlights
246 June 30, 2026
See Notes to Financial Statements.
Class S Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 16.10 $ 16.33 $ 15.72 $ 14.97 $ 18.03
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.10 0.08 0.11 0.14 0.12
Net realized and unrealized gain/(loss) 2.88 1.21 1.87 1.50 (1.18)
Total from Investment Operations 2.98 1.29 1.98 1.64 (1.06)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.06) (0.06) (0.12) (0.12) (0.03)
Distributions (from capital gains) (1.36) (1.46) (1.25) (0.77) (1.97)
Total Dividends and Distributions (1.42) (1.52) (1.37) (0.89) (2.00)
Net Asset Value, End of Period $ 17.66 $ 16.10 $ 16.33 $ 15.72 $ 14.97
Total Return
*
19 .85% 7 .56% 13 .50% 11 .26% ( 6 .97 ) %
Net assets, End of Period (in thousands) $ 54,394 $ 53,795 $ 58,301 $ 68,572 $ 70,035
Ratios to Average Net Assets:
Ratio of Gross Expenses 1 .05% 1 .32% 1 .14% 0 .99% 1 .01%
Ratio of Net Expenses (After Waivers and Expense Offsets) 1 .05% 1 .32% 1 .14% 0 .99% 1 .01%
Ratio of Net Investment Income/(Loss) 0 .62% 0 .48% 0 .71% 0 .90% 0 .70%
Portfolio Turnover Rate 31% 40% 37% 54% 52%
* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1) Per share amounts are calculated based on average shares outstanding during the year or period.

Janus Henderson Mid Cap Value Fund
Financial Highlights
Janus Investment Fund 247
See Notes to Financial Statements.
Class T Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 15.76 $ 16.02 $ 15.46 $ 14.74 $ 17.79
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.14 0.12 0.15 0.18 0.16
Net realized and unrealized gain/(loss) 2.83 1.20 1.83 1.48 (1.16)
Total from Investment Operations 2.97 1.32 1.98 1.66 (1.00)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.11) (0.12) (0.17) (0.17) (0.08)
Distributions (from capital gains) (1.36) (1.46) (1.25) (0.77) (1.97)
Total Dividends and Distributions (1.47) (1.58) (1.42) (0.94) (2.05)
Net Asset Value, End of Period $ 17.26 $ 15.76 $ 16.02 $ 15.46 $ 14.74
Total Return
*
20 .25% 7 .84% 13 .76% 11 .57% ( 6 .72 ) %
Net assets, End of Period (in thousands) $ 701,916 $ 713,002 $ 766,048 $ 782,095 $ 814,391
Ratios to Average Net Assets:
Ratio of Gross Expenses 0 .80% 1 .06% 0 .89% 0 .74% 0 .75%
Ratio of Net Expenses (After Waivers and Expense Offsets) 0 .79% 1 .05% 0 .88% 0 .73% 0 .74%
Ratio of Net Investment Income/(Loss) 0 .89% 0 .75% 0 .97% 1 .17% 0 .96%
Portfolio Turnover Rate 31% 40% 37% 54% 52%
* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1) Per share amounts are calculated based on average shares outstanding during the year or period.

Janus Henderson Multi-Sector Income Fund
Financial Highlights
248 June 30, 2026
See Notes to Financial Statements.
Class A Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 8.71 $ 8.53 $ 8.44 $ 8.73 $ 10.12
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.52 0.55 0.57 0.48 0.33
Net realized and unrealized gain/(loss) (0.03) 0.20 0.09 (0.27) (1.33)
Total from Investment Operations 0.49 0.75 0.66 0.21 (1.00)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.53) (0.57) (0.57) (0.49) (0.36)
Distributions (from capital gains) — — — — (0.03)
Return of Capital — — — (0.01) —
(2)
Total Dividends and Distributions (0.53) (0.57) (0.57) (0.50) (0.39)
Net Asset Value, End of Period $ 8.67 $ 8.71 $ 8.53 $ 8.44 $ 8.73
Total Return
*
5 .92% 9 .02% 8 .15% 2 .50% ( 10 .18 ) %
Net assets, End of Period (in thousands) $ 165,654 $ 101,730 $ 49,637 $ 34,132 $ 49,566
Ratios to Average Net Assets:
Ratio of Gross Expenses 0 .86% 0 .88% 0 .91% 0 .93% 0 .90%
Ratio of Net Expenses (After Waivers and Expense Offsets) 0 .84% 0 .87% 0 .91% 0 .93% 0 .90%
Ratio of Net Investment Income/(Loss) 5 .88% 6 .38% 6 .78% 5 .64% 3 .43%
Portfolio Turnover Rate
(3)
92% 71% 58% 62% 75%
*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.
(1)
Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Less than $0.005 on a per share basis.
(3)
Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

Janus Henderson Multi-Sector Income Fund
Financial Highlights
Janus Investment Fund 249
See Notes to Financial Statements.
Class C Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 8.71 $ 8.53 $ 8.44 $ 8.74 $ 10.12
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.45 0.49 0.51 0.43 0.26
Net realized and unrealized gain/(loss) (0.01) 0.19 0.09 (0.29) (1.33)
Total from Investment Operations 0.44 0.68 0.60 0.14 (1.07)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.47) (0.50) (0.51) (0.43) (0.28)
Distributions (from capital gains) — — — — (0.03)
Return of Capital — — — (0.01) —
(2)
Total Dividends and Distributions (0.47) (0.50) (0.51) (0.44) (0.31)
Net Asset Value, End of Period $ 8.68 $ 8.71 $ 8.53 $ 8.44 $ 8.74
Total Return
*
5 .15% 8 .22% 7 .35% 1 .65% ( 10 .75 ) %
Net assets, End of Period (in thousands) $ 123,647 $ 100,312 $ 67,407 $ 55,343 $ 62,504
Ratios to Average Net Assets:
Ratio of Gross Expenses 1 .59% 1 .63% 1 .66% 1 .64% 1 .66%
Ratio of Net Expenses (After Waivers and Expense Offsets) 1 .57% 1 .61% 1 .66% 1 .64% 1 .66%
Ratio of Net Investment Income/(Loss) 5 .15% 5 .64% 6 .03% 4 .99% 2 .70%
Portfolio Turnover Rate
(3)
92% 71% 58% 62% 75%
*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.
(1)
Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Less than $0.005 on a per share basis.
(3)
Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

Janus Henderson Multi-Sector Income Fund
Financial Highlights
250 June 30, 2026
See Notes to Financial Statements.
Class D Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 8.71 $ 8.53 $ 8.44 $ 8.74 $ 10.12
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.53 0.56 0.59 0.50 0.35
Net realized and unrealized gain/(loss) (0.01) 0.20 0.09 (0.29) (1.33)
Total from Investment Operations 0.52 0.76 0.68 0.21 (0.98)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.55) (0.58) (0.59) (0.50) (0.37)
Distributions (from capital gains) — — — — (0.03)
Return of Capital — — — (0.01) —
(2)
Total Dividends and Distributions (0.55) (0.58) (0.59) (0.51) (0.40)
Net Asset Value, End of Period $ 8.68 $ 8.71 $ 8.53 $ 8.44 $ 8.74
Total Return
*
6 .10% 9 .22% 8 .34% 2 .55% ( 9 .93 ) %
Net assets, End of Period (in thousands) $ 124,793 $ 119,896 $ 96,046 $ 85,806 $ 91,299
Ratios to Average Net Assets:
Ratio of Gross Expenses 0 .69% 0 .70% 0 .74% 0 .76% 0 .73%
Ratio of Net Expenses (After Waivers and Expense Offsets) 0 .67% 0 .69% 0 .74% 0 .76% 0 .73%
Ratio of Net Investment Income/(Loss) 6 .05% 6 .56% 6 .96% 5 .88% 3 .61%
Portfolio Turnover Rate
(3)
92% 71% 58% 62% 75%
* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1) Per share amounts are calculated based on average shares outstanding during the year or period.
(2) Less than $0.005 on a per share basis.
(3) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

Janus Henderson Multi-Sector Income Fund
Financial Highlights
Janus Investment Fund 251
See Notes to Financial Statements.
Class I Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 8.71 $ 8.53 $ 8.44 $ 8.73 $ 10.12
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.53 0.57 0.59 0.51 0.36
Net realized and unrealized gain/(loss) (0.02) 0.20 0.09 (0.29) (1.34)
Total from Investment Operations 0.51 0.77 0.68 0.22 (0.98)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.55) (0.59) (0.59) (0.50) (0.38)
Distributions (from capital gains) — — — — (0.03)
Return of Capital — — — (0.01) —
(2)
Total Dividends and Distributions (0.55) (0.59) (0.59) (0.51) (0.41)
Net Asset Value, End of Period $ 8.67 $ 8.71 $ 8.53 $ 8.44 $ 8.73
Total Return
*
6 .14% 9 .26% 8 .39% 2 .72% ( 9 .99 ) %
Net assets, End of Period (in thousands) $ 6,567,693 $ 5,075,046 $ 3,750,736 $ 2,550,145 $ 2,522,907
Ratios to Average Net Assets:
Ratio of Gross Expenses 0 .65% 0 .67% 0 .70% 0 .72% 0 .69%
Ratio of Net Expenses (After Waivers and Expense Offsets) 0 .63% 0 .65% 0 .70% 0 .72% 0 .69%
Ratio of Net Investment Income/(Loss) 6 .09% 6 .60% 7 .01% 5 .95% 3 .68%
Portfolio Turnover Rate
(3)
92% 71% 58% 62% 75%
* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1) Per share amounts are calculated based on average shares outstanding during the year or period.
(2) Less than $0.005 on a per share basis.
(3) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

Janus Henderson Multi-Sector Income Fund
Financial Highlights
252 June 30, 2026
See Notes to Financial Statements.
Class N Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 8.71 $ 8.53 $ 8.44 $ 8.74 $ 10.12
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.54 0.57 0.60 0.51 0.37
Net realized and unrealized gain/(loss) (0.01) 0.20 0.09 (0.29) (1.33)
Total from Investment Operations 0.53 0.77 0.69 0.22 (0.96)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.56) (0.59) (0.60) (0.51) (0.39)
Distributions (from capital gains) — — — — (0.03)
Return of Capital — — — (0.01) —
(2)
Total Dividends and Distributions (0.56) (0.59) (0.60) (0.52) (0.42)
Net Asset Value, End of Period $ 8.68 $ 8.71 $ 8.53 $ 8.44 $ 8.74
Total Return
*
6 .23% 9 .36% 8 .49% 2 .70% ( 9 .80 ) %
Net assets, End of Period (in thousands) $ 224,236 $ 125,067 $ 79,743 $ 73,779 $ 68,120
Ratios to Average Net Assets:
Ratio of Gross Expenses 0 .56% 0 .58% 0 .60% 0 .62% 0 .59%
Ratio of Net Expenses (After Waivers and Expense Offsets) 0 .54% 0 .56% 0 .60% 0 .62% 0 .59%
Ratio of Net Investment Income/(Loss) 6 .18% 6 .69% 7 .09% 6 .06% 3 .73%
Portfolio Turnover Rate
(3)
92% 71% 58% 62% 75%
*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)
Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Less than $0.005 on a per share basis.
(3)
Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

Janus Henderson Multi-Sector Income Fund
Financial Highlights
Janus Investment Fund 253
See Notes to Financial Statements.
Class S Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 8.70 $ 8.52 $ 8.43 $ 8.73 $ 10.11
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.50 0.53 0.55 0.48 0.32
Net realized and unrealized gain/(loss) (0.02) 0.20 0.10 (0.30) (1.34)
Total from Investment Operations 0.48 0.73 0.65 0.18 (1.02)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.51) (0.55) (0.56) (0.47) (0.33)
Distributions (from capital gains) — — — — (0.03)
Return of Capital — — — (0.01) —
(2)
Total Dividends and Distributions (0.51) (0.55) (0.56) (0.48) (0.36)
Net Asset Value, End of Period $ 8.67 $ 8.70 $ 8.52 $ 8.43 $ 8.73
Total Return
*
5 .69% 8 .76% 7 .92% 2 .16% ( 10 .30 ) %
Net assets, End of Period (in thousands) $ 13,514 $ 6,115 $ 3,517 $ 2,030 $ 1,202
Ratios to Average Net Assets:
Ratio of Gross Expenses 1 .08% 1 .14% 1 .20% 1 .34% 1 .45%
Ratio of Net Expenses (After Waivers and Expense Offsets) 1 .06% 1 .12% 1 .14% 1 .15% 1 .15%
Ratio of Net Investment Income/(Loss) 5 .66% 6 .12% 6 .57% 5 .66% 3 .33%
Portfolio Turnover Rate
(3)
92% 71% 58% 62% 75%
*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)
Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Less than $0.005 on a per share basis.
(3)
Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

Janus Henderson Multi-Sector Income Fund
Financial Highlights
254 June 30, 2026
See Notes to Financial Statements.
Class T Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 8.70 $ 8.52 $ 8.43 $ 8.73 $ 10.12
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.52 0.56 0.58 0.49 0.34
Net realized and unrealized gain/(loss) (0.01) 0.19 0.09 (0.29) (1.34)
Total from Investment Operations 0.51 0.75 0.67 0.20 (1.00)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.54) (0.57) (0.58) (0.49) (0.36)
Distributions (from capital gains) — — — — (0.03)
Return of Capital — — — (0.01) —
(2)
Total Dividends and Distributions (0.54) (0.57) (0.58) (0.50) (0.39)
Net Asset Value, End of Period $ 8.67 $ 8.70 $ 8.52 $ 8.43 $ 8.73
Total Return
*
5 .98% 9 .10% 8 .23% 2 .45% ( 10 .12 ) %
Net assets, End of Period (in thousands) $ 92,138 $ 77,189 $ 80,820 $ 94,916 $ 159,043
Ratios to Average Net Assets:
Ratio of Gross Expenses 0 .81% 0 .82% 0 .84% 0 .86% 0 .84%
Ratio of Net Expenses (After Waivers and Expense Offsets) 0 .78% 0 .80% 0 .83% 0 .85% 0 .83%
Ratio of Net Investment Income/(Loss) 5 .94% 6 .45% 6 .86% 5 .65% 3 .50%
Portfolio Turnover Rate
(3)
92% 71% 58% 62% 75%
* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1) Per share amounts are calculated based on average shares outstanding during the year or period.
(2) Less than $0.005 on a per share basis.
(3) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

Janus Henderson Short Duration Flexible Bond Fund
Financial Highlights
Janus Investment Fund 255
See Notes to Financial Statements.
Class A Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 2.90 $ 2.85 $ 2.81 $ 2.85 $ 3.08
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.13 0.14 0.13 0.08 0.03
Net realized and unrealized gain/(loss) (0.02) 0.05 0.04 (0.04) (0.22)
Total from Investment Operations 0.11 0.19 0.17 0.04 (0.19)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.13) (0.14) (0.13) (0.08) (0.04)
Total Dividends and Distributions (0.13) (0.14) (0.13) (0.08) (0.04)
Net Asset Value, End of Period $ 2.88 $ 2.90 $ 2.85 $ 2.81 $ 2.85
Total Return
*
3 .71% 6 .73% 6 .16% 1 .39% ( 6 .28 ) %
Net assets, End of Period (in thousands) $ 80,386 $ 34,309 $ 34,090 $ 45,842 $ 66,254
Ratios to Average Net Assets:
Ratio of Gross Expenses 0 .71% 0 .85% 0 .81% 0 .83% 0 .78%
Ratio of Net Expenses (After Waivers and Expense Offsets) 0 .64% 0 .70% 0 .70% 0 .70% 0 .71%
Ratio of Net Investment Income/(Loss) 4 .31% 4 .75% 4 .49% 2 .68% 1 .06%
Portfolio Turnover Rate
(2)
123% 167% 105% 118% 94%
*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.
(1)
Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

Janus Henderson Short Duration Flexible Bond Fund
Financial Highlights
256 June 30, 2026
See Notes to Financial Statements.
Class C Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 2.89 $ 2.85 $ 2.80 $ 2.84 $ 3.08
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.10 0.12 0.11 0.06 0.01
Net realized and unrealized gain/(loss) (0.02) 0.04 0.05 (0.04) (0.23)
Total from Investment Operations 0.08 0.16 0.16 0.02 (0.22)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.10) (0.12) (0.11) (0.06) (0.02)
Total Dividends and Distributions (0.10) (0.12) (0.11) (0.06) (0.02)
Net Asset Value, End of Period $ 2.87 $ 2.89 $ 2.85 $ 2.80 $ 2.84
Total Return
*
2 .97% 5 .60% 5 .79% 0 .75% ( 7 .27 ) %
Net assets, End of Period (in thousands) $ 7,666 $ 9,260 $ 9,135 $ 12,886 $ 16,947
Ratios to Average Net Assets:
Ratio of Gross Expenses 1 .49% 1 .60% 1 .55% 1 .48% 1 .51%
Ratio of Net Expenses (After Waivers and Expense Offsets) 1 .36% 1 .43% 1 .41% 1 .33% 1 .42%
Ratio of Net Investment Income/(Loss) 3 .59% 4 .02% 3 .79% 2 .08% 0 .34%
Portfolio Turnover Rate
(2)
123% 167% 105% 118% 94%
*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.
(1)
Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

Janus Henderson Short Duration Flexible Bond Fund
Financial Highlights
Janus Investment Fund 257
See Notes to Financial Statements.
Class D Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 2.90 $ 2.85 $ 2.81 $ 2.85 $ 3.08
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.13 0.14 0.13 0.08 0.04
Net realized and unrealized gain/(loss) (0.02) 0.05 0.04 (0.04) (0.23)
Total from Investment Operations 0.11 0.19 0.17 0.04 (0.19)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.13) (0.14) (0.13) (0.08) (0.04)
Total Dividends and Distributions (0.13) (0.14) (0.13) (0.08) (0.04)
Net Asset Value, End of Period $ 2.88 $ 2.90 $ 2.85 $ 2.81 $ 2.85
Total Return
*
3 .88% 6 .93% 6 .35% 1 .56% ( 6 .12 ) %
Net assets, End of Period (in thousands) $ 154,365 $ 153,959 $ 141,411 $ 146,435 $ 172,562
Ratios to Average Net Assets:
Ratio of Gross Expenses 0 .58% 0 .67% 0 .66% 0 .67% 0 .63%
Ratio of Net Expenses (After Waivers and Expense Offsets) 0 .48% 0 .52% 0 .52% 0 .53% 0 .54%
Ratio of Net Investment Income/(Loss) 4 .47% 4 .93% 4 .71% 2 .88% 1 .23%
Portfolio Turnover Rate
(2)
123% 167% 105% 118% 94%
* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1) Per share amounts are calculated based on average shares outstanding during the year or period.
(2) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

Janus Henderson Short Duration Flexible Bond Fund
Financial Highlights
258 June 30, 2026
See Notes to Financial Statements.
Class I Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 2.89 $ 2.85 $ 2.81 $ 2.85 $ 3.08
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.13 0.14 0.13 0.08 0.04
Net realized and unrealized gain/(loss) (0.02) 0.05 0.05 (0.03) (0.23)
Total from Investment Operations 0.11 0.19 0.18 0.05 (0.19)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.13) (0.15) (0.14) (0.09) (0.04)
Total Dividends and Distributions (0.13) (0.15) (0.14) (0.09) (0.04)
Net Asset Value, End of Period $ 2.87 $ 2.89 $ 2.85 $ 2.81 $ 2.85
Total Return
*
3 .94% 6 .63% 6 .42% 1 .63% ( 6 .08 ) %
Net assets, End of Period (in thousands) $ 311,976 $ 334,190 $ 317,302 $ 368,402 $ 442,881
Ratios to Average Net Assets:
Ratio of Gross Expenses 0 .58% 0 .68% 0 .65% 0 .66% 0 .61%
Ratio of Net Expenses (After Waivers and Expense Offsets) 0 .42% 0 .45% 0 .45% 0 .46% 0 .49%
Ratio of Net Investment Income/(Loss) 4 .53% 4 .99% 4 .76% 2 .94% 1 .28%
Portfolio Turnover Rate
(2)
123% 167% 105% 118% 94%
* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1) Per share amounts are calculated based on average shares outstanding during the year or period.
(2) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

Janus Henderson Short Duration Flexible Bond Fund
Financial Highlights
Janus Investment Fund 259
See Notes to Financial Statements.
Class N Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 2.88 $ 2.83 $ 2.79 $ 2.84 $ 3.07
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.13 0.14 0.14 0.08 0.04
Net realized and unrealized gain/(loss) (0.02) 0.06 0.04 (0.04) (0.22)
Total from Investment Operations 0.11 0.20 0.18 0.04 (0.18)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.13) (0.15) (0.14) (0.09) (0.05)
Total Dividends and Distributions (0.13) (0.15) (0.14) (0.09) (0.05)
Net Asset Value, End of Period $ 2.86 $ 2.88 $ 2.83 $ 2.79 $ 2.84
Total Return
*
4 .00% 7 .07% 6 .49% 1 .33% ( 6 .03 ) %
Net assets, End of Period (in thousands) $ 10,584 $ 10,421 $ 11,647 $ 25,912 $ 45,088
Ratios to Average Net Assets:
Ratio of Gross Expenses 0 .47% 0 .56% 0 .52% 0 .53% 0 .50%
Ratio of Net Expenses (After Waivers and Expense Offsets) 0 .36% 0 .39% 0 .39% 0 .40% 0 .41%
Ratio of Net Investment Income/(Loss) 4 .59% 5 .06% 4 .78% 2 .83% 1 .39%
Portfolio Turnover Rate
(2)
123% 167% 105% 118% 94%
*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)
Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

Janus Henderson Short Duration Flexible Bond Fund
Financial Highlights
260 June 30, 2026
See Notes to Financial Statements.
Class S Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 2.89 $ 2.85 $ 2.80 $ 2.85 $ 3.07
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.12 0.13 0.12 0.07 0.03
Net realized and unrealized gain/(loss) (0.02) 0.04 0.05 (0.05) (0.22)
Total from Investment Operations 0.10 0.17 0.17 0.02 (0.19)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.12) (0.13) (0.12) (0.07) (0.03)
Total Dividends and Distributions (0.12) (0.13) (0.12) (0.07) (0.03)
Net Asset Value, End of Period $ 2.87 $ 2.89 $ 2.85 $ 2.80 $ 2.85
Total Return
*
3 .49% 6 .18% 6 .35% 0 .84% ( 6 .16 ) %
Net assets, End of Period (in thousands) $ 217 $ 342 $ 329 $ 381 $ 371
Ratios to Average Net Assets:
Ratio of Gross Expenses 1 .75% 1 .93% 1 .86% 1 .82% 1 .46%
Ratio of Net Expenses (After Waivers and Expense Offsets) 0 .85% 0 .88% 0 .88% 0 .88% 0 .90%
Ratio of Net Investment Income/(Loss) 4 .10% 4 .56% 4 .33% 2 .55% 0 .87%
Portfolio Turnover Rate
(2)
123% 167% 105% 118% 94%
*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)
Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

Janus Henderson Short Duration Flexible Bond Fund
Financial Highlights
Janus Investment Fund 261
See Notes to Financial Statements.
Class T Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 2.90 $ 2.85 $ 2.81 $ 2.85 $ 3.08
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.13 0.14 0.13 0.08 0.03
Net realized and unrealized gain/(loss) (0.02) 0.05 0.04 (0.04) (0.22)
Total from Investment Operations 0.11 0.19 0.17 0.04 (0.19)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.13) (0.14) (0.13) (0.08) (0.04)
Total Dividends and Distributions (0.13) (0.14) (0.13) (0.08) (0.04)
Net Asset Value, End of Period $ 2.88 $ 2.90 $ 2.85 $ 2.81 $ 2.85
Total Return
*
3 .76% 6 .81% 6 .23% 1 .45% ( 6 .23 ) %
Net assets, End of Period (in thousands) $ 154,104 $ 179,626 $ 195,063 $ 231,314 $ 294,579
Ratios to Average Net Assets:
Ratio of Gross Expenses 0 .69% 0 .78% 0 .75% 0 .77% 0 .73%
Ratio of Net Expenses (After Waivers and Expense Offsets) 0 .60% 0 .63% 0 .63% 0 .64% 0 .65%
Ratio of Net Investment Income/(Loss) 4 .35% 4 .82% 4 .58% 2 .75% 1 .10%
Portfolio Turnover Rate
(2)
123% 167% 105% 118% 94%
* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1) Per share amounts are calculated based on average shares outstanding during the year or period.
(2) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

Janus Henderson Small Cap Value Fund
Financial Highlights
262 June 30, 2026
See Notes to Financial Statements.
Class A Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 21.92 $ 24.52 $ 22.89 $ 21.24 $ 24.95
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.13
(2)
0.03 0.12 0.16 0.04
Net realized and unrealized gain/(loss) 6.08 (0.10) 2.65 2.44 (3.32)
Total from Investment Operations 6.21 (0.07) 2.77 2.60 (3.28)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.04) (0.29) (0.10) — (0.17)
Distributions (from capital gains) (0.84) (2.24) (1.04) (0.95) (0.26)
Total Dividends and Distributions (0.88) (2.53) (1.14) (0.95) (0.43)
Net Asset Value, End of Period $ 27.25 $ 21.92 $ 24.52 $ 22.89 $ 21.24
Total Return
*
28 .88% ( 1 .37 ) % 12 .57% 12 .39% ( 13 .44 ) %
Net assets, End of Period (in thousands) $ 23,489 $ 21,011 $ 25,690 $ 27,930 $ 29,651
Ratios to Average Net Assets:
Ratio of Gross Expenses 1 .03% 1 .46% 1 .36% 1 .11% 1 .77%
Ratio of Net Expenses (After Waivers and Expense Offsets) 1 .03% 1 .44% 1 .22% 0 .91% 1 .05%
Ratio of Net Investment Income/(Loss) 0 .54%
(2)
0 .14% 0 .50% 0 .73% 0 .18%
Portfolio Turnover Rate 33% 37% 36% 44% 44%
*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.
(1)
Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include a special dividend from Towne Bank in May 2026.
The impact of the special dividend to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.01 and 0.04%,
respectively.

Janus Henderson Small Cap Value Fund
Financial Highlights
Janus Investment Fund 263
See Notes to Financial Statements.
Class C Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 19.78 $ 22.39 $ 21.01 $ 19.71 $ 23.27
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
(0.01)
(2)
(0.09) (0.01) —
(3)
(0.10)
Net realized and unrealized gain/(loss) 5.46 (0.08) 2.43 2.25 (3.10)
Total from Investment Operations 5.45 (0.17) 2.42 2.25 (3.20)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) — (0.20) — — (0.10)
Distributions (from capital gains) (0.84) (2.24) (1.04) (0.95) (0.26)
Total Dividends and Distributions (0.84) (2.44) (1.04) (0.95) (0.36)
Net Asset Value, End of Period $ 24.39 $ 19.78 $ 22.39 $ 21.01 $ 19.71
Total Return
*
28 .13% ( 1 .94 ) % 11 .96% 11 .56% ( 14 .02 ) %
Net assets, End of Period (in thousands) $ 7,282 $ 9,147 $ 15,075 $ 17,032 $ 17,440
Ratios to Average Net Assets:
Ratio of Gross Expenses 1 .63% 2 .02% 1 .80% 1 .65% 1 .69%
Ratio of Net Expenses (After Waivers and Expense Offsets) 1 .63% 2 .02% 1 .80% 1 .65% 1 .69%
Ratio of Net Investment Income/(Loss) ( 0 .06 ) %
(2)
( 0 .41 ) % ( 0 .06 ) % ( 0 .01 ) % ( 0 .45 ) %
Portfolio Turnover Rate 33% 37% 36% 44% 44%
*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.
(1)
Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include a special dividend from Towne Bank in May 2026.
The impact of the special dividend to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.01 and 0.04%,
respectively.
(3)
Less than $0.005 on a per share basis.

Janus Henderson Small Cap Value Fund
Financial Highlights
264 June 30, 2026
See Notes to Financial Statements.
Class D Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 21.62 $ 24.17 $ 22.61 $ 21.08 $ 24.75
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.20
(2)
0.11 0.19 0.21 0.12
Net realized and unrealized gain/(loss) 5.99 (0.09) 2.62 2.41 (3.32)
Total from Investment Operations 6.19 0.02 2.81 2.62 (3.20)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.13) (0.33) (0.21) (0.14) (0.21)
Distributions (from capital gains) (0.84) (2.24) (1.04) (0.95) (0.26)
Total Dividends and Distributions (0.97) (2.57) (1.25) (1.09) (0.47)
Net Asset Value, End of Period $ 26.84 $ 21.62 $ 24.17 $ 22.61 $ 21.08
Total Return
*
29 .25% ( 1 .04 ) % 12 .96% 12 .63% ( 13 .24 ) %
Net assets, End of Period (in thousands) $ 96,996 $ 84,003 $ 94,218 $ 89,434 $ 86,052
Ratios to Average Net Assets:
Ratio of Gross Expenses 0 .73% 1 .12% 0 .90% 0 .72% 0 .75%
Ratio of Net Expenses (After Waivers and Expense Offsets) 0 .73% 1 .12% 0 .90% 0 .72% 0 .75%
Ratio of Net Investment Income/(Loss) 0 .84%
(2)
0 .46% 0 .83% 0 .92% 0 .49%
Portfolio Turnover Rate 33% 37% 36% 44% 44%
* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1) Per share amounts are calculated based on average shares outstanding during the year or period.
(2) Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include a special dividend from Towne Bank in May 2026. The impact of the special dividend to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.01 and 0.04%, respectively.

Janus Henderson Small Cap Value Fund
Financial Highlights
Janus Investment Fund 265
See Notes to Financial Statements.
Class I Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 21.80 $ 24.31 $ 22.73 $ 21.18 $ 24.86
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.20
(2)
0.09 0.20 0.21 0.12
Net realized and unrealized gain/(loss) 6.03 (0.08) 2.63 2.43 (3.33)
Total from Investment Operations 6.23 0.01 2.83 2.64 (3.21)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.10) (0.28) (0.21) (0.14) (0.21)
Distributions (from capital gains) (0.84) (2.24) (1.04) (0.95) (0.26)
Total Dividends and Distributions (0.94) (2.52) (1.25) (1.09) (0.47)
Net Asset Value, End of Period $ 27.09 $ 21.80 $ 24.31 $ 22.73 $ 21.18
Total Return
*
29 .21% ( 1 .05 ) % 12 .96% 12 .65% ( 13 .21 ) %
Net assets, End of Period (in thousands) $ 306,895 $ 316,403 $ 1,343,912 $ 1,372,677 $ 1,436,933
Ratios to Average Net Assets:
Ratio of Gross Expenses 0 .74% 1 .12% 0 .90% 0 .73% 0 .74%
Ratio of Net Expenses (After Waivers and Expense Offsets) 0 .74% 1 .11% 0 .89% 0 .72% 0 .74%
Ratio of Net Investment Income/(Loss) 0 .82%
(2)
0 .38% 0 .84% 0 .92% 0 .50%
Portfolio Turnover Rate 33% 37% 36% 44% 44%
* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1) Per share amounts are calculated based on average shares outstanding during the year or period.
(2) Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include a special dividend from Towne Bank in May 2026. The impact of the special dividend to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.01 and 0.04%, respectively.

Janus Henderson Small Cap Value Fund
Financial Highlights
266 June 30, 2026
See Notes to Financial Statements.
.
Class L Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 22.59 $ 25.14 $ 23.49 $ 21.86 $ 25.62
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.24
(2)
0.15 0.23 0.25 0.16
Net realized and unrealized gain/(loss) 6.26 (0.11) 2.72 2.51 (3.43)
Total from Investment Operations 6.50 0.04 2.95 2.76 (3.27)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.15) (0.35) (0.26) (0.18) (0.23)
Distributions (from capital gains) (0.84) (2.24) (1.04) (0.95) (0.26)
Total Dividends and Distributions (0.99) (2.59) (1.30) (1.13) (0.49)
Net Asset Value, End of Period $ 28.10 $ 22.59 $ 25.14 $ 23.49 $ 21.86
Total Return
*
29 .43% ( 0 .93 ) % 13 .10% 12 .80% ( 13 .07 ) %
Net assets, End of Period (in thousands) $ 85,312 $ 96,634 $ 85,472 $ 81,633 $ 90,492
Ratios to Average Net Assets:
Ratio of Gross Expenses 0 .80% 1 .18% 0 .94% 0 .77% 0 .81%
Ratio of Net Expenses (After Waivers and Expense Offsets) 0 .61% 0 .99% 0 .75% 0 .58% 0 .62%
Ratio of Net Investment Income/(Loss) 0 .96%
(2)
0 .61% 0 .97% 1 .06% 0 .63%
Portfolio Turnover Rate 33% 37% 36% 44% 44%
* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1) Per share amounts are calculated based on average shares outstanding during the year or period.
(2) Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include a special dividend from Towne Bank in May 2026. The impact of the special dividend to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.01 and 0.04%, respectively.

Janus Henderson Small Cap Value Fund
Financial Highlights
Janus Investment Fund 267
See Notes to Financial Statements.
Class N Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 21.71 $ 24.25 $ 22.70 $ 21.16 $ 24.82
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.24
(2)
0.14 0.23 0.24 0.16
Net realized and unrealized gain/(loss) 6.01 (0.09) 2.62 2.43 (3.33)
Total from Investment Operations 6.25 0.05 2.85 2.67 (3.17)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.16) (0.35) (0.26) (0.18) (0.23)
Distributions (from capital gains) (0.84) (2.24) (1.04) (0.95) (0.26)
Total Dividends and Distributions (1.00) (2.59) (1.30) (1.13) (0.49)
Net Asset Value, End of Period $ 26.96 $ 21.71 $ 24.25 $ 22.70 $ 21.16
Total Return
*
29 .46% ( 0 .92 ) % 13 .12% 12 .81% ( 13 .09 ) %
Net assets, End of Period (in thousands) $ 424,478 $ 403,107 $ 468,911 $ 525,231 $ 586,927
Ratios to Average Net Assets:
Ratio of Gross Expenses 0 .60% 0 .98% 0 .73% 0 .57% 0 .60%
Ratio of Net Expenses (After Waivers and Expense Offsets) 0 .60% 0 .98% 0 .73% 0 .57% 0 .60%
Ratio of Net Investment Income/(Loss) 0 .97%
(2)
0 .59% 1 .00% 1 .07% 0 .65%
Portfolio Turnover Rate 33% 37% 36% 44% 44%
*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)
Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include a special dividend from Towne Bank in May 2026.
The impact of the special dividend to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.01 and 0.04%,
respectively.

Janus Henderson Small Cap Value Fund
Financial Highlights
268 June 30, 2026
See Notes to Financial Statements.
.
Class R Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 20.88 $ 23.50 $ 21.94 $ 20.47 $ 24.12
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.05
(2)
(0.04) 0.05 0.07 (0.03)
Net realized and unrealized gain/(loss) 5.78 (0.09) 2.55 2.35 (3.22)
Total from Investment Operations 5.83 (0.13) 2.60 2.42 (3.25)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) — (0.25) — — (0.14)
Distributions (from capital gains) (0.84) (2.24) (1.04) (0.95) (0.26)
Total Dividends and Distributions (0.84) (2.49) (1.04) (0.95) (0.40)
Net Asset Value, End of Period $ 25.87 $ 20.88 $ 23.50 $ 21.94 $ 20.47
Total Return
*
28 .48% ( 1 .68 ) % 12 .28% 11 .97% ( 13 .73 ) %
Net assets, End of Period (in thousands) $ 52,634 $ 41,505 $ 42,209 $ 42,027 $ 44,592
Ratios to Average Net Assets:
Ratio of Gross Expenses 1 .34% 1 .73% 1 .49% 1 .33% 1 .36%
Ratio of Net Expenses (After Waivers and Expense Offsets) 1 .34% 1 .73% 1 .49% 1 .33% 1 .36%
Ratio of Net Investment Income/(Loss) 0 .22%
(2)
( 0 .17 ) % 0 .24% 0 .32% ( 0 .11 ) %
Portfolio Turnover Rate 33% 37% 36% 44% 44%
*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)
Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include a special dividend from Towne Bank in May 2026.
The impact of the special dividend to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.01 and 0.04%,
respectively.

Janus Henderson Small Cap Value Fund
Financial Highlights
Janus Investment Fund 269
See Notes to Financial Statements.
Class S Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 21.43 $ 24.03 $ 22.45 $ 20.91 $ 24.57
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.11
(2)
0.03 0.11 0.12 0.03
Net realized and unrealized gain/(loss) 5.95 (0.11) 2.61 2.40 (3.28)
Total from Investment Operations 6.06 (0.08) 2.72 2.52 (3.25)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.01) (0.28) (0.10) (0.03) (0.15)
Distributions (from capital gains) (0.84) (2.24) (1.04) (0.95) (0.26)
Total Dividends and Distributions (0.85) (2.52) (1.14) (0.98) (0.41)
Net Asset Value, End of Period $ 26.64 $ 21.43 $ 24.03 $ 22.45 $ 20.91
Total Return
*
28 .83% ( 1 .45 ) % 12 .57% 12 .22% ( 13 .49 ) %
Net assets, End of Period (in thousands) $ 23,673 $ 20,949 $ 26,322 $ 27,150 $ 26,996
Ratios to Average Net Assets:
Ratio of Gross Expenses 1 .11% 1 .48% 1 .25% 1 .08% 1 .11%
Ratio of Net Expenses (After Waivers and Expense Offsets) 1 .10% 1 .48% 1 .25% 1 .08% 1 .11%
Ratio of Net Investment Income/(Loss) 0 .46%
(2)
0 .11% 0 .49% 0 .56% 0 .14%
Portfolio Turnover Rate 33% 37% 36% 44% 44%
*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)
Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include a special dividend from Towne Bank in May 2026.
The impact of the special dividend to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.01 and 0.04%,
respectively.

Janus Henderson Small Cap Value Fund
Financial Highlights
270 June 30, 2026
See Notes to Financial Statements.
Class T Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 21.73 $ 24.30 $ 22.70 $ 21.14 $ 24.82
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.18
(2)
0.09 0.17 0.19 0.10
Net realized and unrealized gain/(loss) 6.02 (0.11) 2.64 2.42 (3.33)
Total from Investment Operations 6.20 (0.02) 2.81 2.61 (3.23)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.09) (0.31) (0.17) (0.10) (0.19)
Distributions (from capital gains) (0.84) (2.24) (1.04) (0.95) (0.26)
Total Dividends and Distributions (0.93) (2.55) (1.21) (1.05) (0.45)
Net Asset Value, End of Period $ 27.00 $ 21.73 $ 24.30 $ 22.70 $ 21.14
Total Return
*
29 .17% ( 1 .17 ) % 12 .87% 12 .51% ( 13 .29 ) %
Net assets, End of Period (in thousands) $ 248,431 $ 230,857 $ 289,181 $ 307,982 $ 386,007
Ratios to Average Net Assets:
Ratio of Gross Expenses 0 .84% 1 .22% 0 .98% 0 .82% 0 .85%
Ratio of Net Expenses (After Waivers and Expense Offsets) 0 .83% 1 .22% 0 .98% 0 .81% 0 .85%
Ratio of Net Investment Income/(Loss) 0 .73%
(2)
0 .36% 0 .75% 0 .82% 0 .40%
Portfolio Turnover Rate 33% 37% 36% 44% 44%
* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1) Per share amounts are calculated based on average shares outstanding during the year or period.
(2) Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include a special dividend from Towne Bank in May 2026. The impact of the special dividend to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.01 and 0.04%, respectively.

Janus Henderson Small-Mid Cap Value Fund
Financial Highlights
Janus Investment Fund 271
See Notes to Financial Statements.
Class A Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 14.84 $ 15.89 $ 13.45 $ 11.72 $ 13.98
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.07
(2)
0.06 0.08 0.08 0.06
Net realized and unrealized gain/(loss) 3.25 0.10 2.46 1.69 (1.93)
Total from Investment Operations 3.32 0.16 2.54 1.77 (1.87)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.01) (0.05) (0.10) (0.04) (0.05)
Distributions (from capital gains) (1.36) (1.16) — — (0.34)
Total Dividends and Distributions (1.37) (1.21) (0.10) (0.04) (0.39)
Net Asset Value, End of Period $ 16.79 $ 14.84 $ 15.89 $ 13.45 $ 11.72
Total Return
*
23 .70% 0 .18% 18 .99% 15 .09% ( 13 .78 ) %
Net assets, End of Period (in thousands) $ 3,384 $ 2,834 $ 2,877 $ 2,424 $ 2,387
Ratios to Average Net Assets:
Ratio of Gross Expenses 1 .41% 1 .63% 1 .37% 1 .28% 1 .28%
Ratio of Net Expenses (After Waivers and Expense Offsets) 1 .02% 1 .32% 1 .15% 1 .07% 1 .12%
Ratio of Net Investment Income/(Loss) 0 .41%
(2)
0 .36% 0 .57% 0 .62% 0 .42%
Portfolio Turnover Rate 54% 76% 63% 62% 80%
*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.
(1)
Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include a special dividend from Towne Bank in May 2026.
The impact of the special dividend to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.00 and 0.04%,
respectively.

Janus Henderson Small-Mid Cap Value Fund
Financial Highlights
272 June 30, 2026
See Notes to Financial Statements.
Class C Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 14.02 $ 15.14 $ 12.81 $ 11.22 $ 13.45
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
(0.04)
(2)
(0.05) (0.01) (0.02) (0.04)
Net realized and unrealized gain/(loss) 3.07 0.09 2.35 1.61 (1.85)
Total from Investment Operations 3.03 0.04 2.34 1.59 (1.89)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) — — (0.01) — —
Distributions (from capital gains) (1.36) (1.16) — — (0.34)
Total Dividends and Distributions (1.36) (1.16) (0.01) — (0.34)
Net Asset Value, End of Period $ 15.69 $ 14.02 $ 15.14 $ 12.81 $ 11.22
Total Return
*
22 .94% ( 0 .57 ) % 18 .28% 14 .17% ( 14 .41 ) %
Net assets, End of Period (in thousands) $ 573 $ 690 $ 354 $ 354 $ 450
Ratios to Average Net Assets:
Ratio of Gross Expenses 2 .46% 2 .79% 2 .74% 2 .72% 2 .51%
Ratio of Net Expenses (After Waivers and Expense Offsets) 1 .73% 2 .03% 1 .79% 1 .84% 1 .84%
Ratio of Net Investment Income/(Loss) ( 0 .30 ) %
(2)
( 0 .34 ) % ( 0 .07 ) % ( 0 .15 ) % ( 0 .33 ) %
Portfolio Turnover Rate 54% 76% 63% 62% 80%
*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.
(1)
Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include a special dividend from Towne Bank in May 2026.
The impact of the special dividend to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.00 and 0.04%,
respectively.

Janus Henderson Small-Mid Cap Value Fund
Financial Highlights
Janus Investment Fund 273
See Notes to Financial Statements.
Class D Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 14.96 $ 16.01 $ 13.54 $ 11.81 $ 14.08
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.11
(2)
0.10 0.12 0.11 0.08
Net realized and unrealized gain/(loss) 3.29 0.10 2.48 1.69 (1.93)
Total from Investment Operations 3.40 0.20 2.60 1.80 (1.85)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.05) (0.09) (0.13) (0.07) (0.08)
Distributions (from capital gains) (1.36) (1.16) — — (0.34)
Total Dividends and Distributions (1.41) (1.25) (0.13) (0.07) (0.42)
Net Asset Value, End of Period $ 16.95 $ 14.96 $ 16.01 $ 13.54 $ 11.81
Total Return
*
24 .08% 0 .41% 19 .34% 15 .28% ( 13 .54 ) %
Net assets, End of Period (in thousands) $ 44,564 $ 43,085 $ 45,141 $ 40,871 $ 40,878
Ratios to Average Net Assets:
Ratio of Gross Expenses 1 .10% 1 .30% 1 .05% 0 .94% 0 .95%
Ratio of Net Expenses (After Waivers and Expense Offsets) 0 .78% 1 .06% 0 .91% 0 .83% 0 .87%
Ratio of Net Investment Income/(Loss) 0 .66%
(2)
0 .62% 0 .81% 0 .86% 0 .62%
Portfolio Turnover Rate 54% 76% 63% 62% 80%
* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1) Per share amounts are calculated based on average shares outstanding during the year or period.
(2) Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include a special dividend from Towne Bank in May 2026. The impact of the special dividend to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.00 and 0.04%, respectively.

Janus Henderson Small-Mid Cap Value Fund
Financial Highlights
274 June 30, 2026
See Notes to Financial Statements.
Class I Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 15.13 $ 16.18 $ 13.69 $ 11.93 $ 14.22
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.11
(2)
0.11 0.12 0.11 0.09
Net realized and unrealized gain/(loss) 3.33 0.09 2.50 1.72 (1.96)
Total from Investment Operations 3.44 0.20 2.62 1.83 (1.87)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.05) (0.09) (0.13) (0.07) (0.08)
Distributions (from capital gains) (1.36) (1.16) — — (0.34)
Total Dividends and Distributions (1.41) (1.25) (0.13) (0.07) (0.42)
Net Asset Value, End of Period $ 17.16 $ 15.13 $ 16.18 $ 13.69 $ 11.93
Total Return
*
24 .10% 0 .44% 19 .32% 15 .40% ( 13 .56 ) %
Net assets, End of Period (in thousands) $ 6,888 $ 7,072 $ 7,545 $ 7,074 $ 8,309
Ratios to Average Net Assets:
Ratio of Gross Expenses 1 .11% 1 .29% 1 .01% 0 .90% 0 .91%
Ratio of Net Expenses (After Waivers and Expense Offsets) 0 .76% 1 .05% 0 .86% 0 .79% 0 .82%
Ratio of Net Investment Income/(Loss) 0 .67%
(2)
0 .65% 0 .85% 0 .88% 0 .67%
Portfolio Turnover Rate 54% 76% 63% 62% 80%
* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1) Per share amounts are calculated based on average shares outstanding during the year or period.
(2) Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include a special dividend from Towne Bank in May 2026. The impact of the special dividend to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.00 and 0.04%, respectively.

Janus Henderson Small-Mid Cap Value Fund
Financial Highlights
Janus Investment Fund 275
See Notes to Financial Statements.
Class N Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 14.97 $ 16.01 $ 13.55 $ 11.81 $ 14.09
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.12
(2)
0.12 0.13 0.13 0.11
Net realized and unrealized gain/(loss) 3.29 0.11 2.48 1.70 (1.95)
Total from Investment Operations 3.41 0.23 2.61 1.83 (1.84)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.08) (0.11) (0.15) (0.09) (0.10)
Distributions (from capital gains) (1.36) (1.16) — — (0.34)
Total Dividends and Distributions (1.44) (1.27) (0.15) (0.09) (0.44)
Net Asset Value, End of Period $ 16.94 $ 14.97 $ 16.01 $ 13.55 $ 11.81
Total Return
*
24 .20% 0 .59% 19 .42% 15 .54% ( 13 .48 ) %
Net assets, End of Period (in thousands) $ 8,283 $ 22,935 $ 31,468 $ 46,653 $ 56,752
Ratios to Average Net Assets:
Ratio of Gross Expenses 1 .02% 1 .16% 0 .88% 0 .77% 0 .80%
Ratio of Net Expenses (After Waivers and Expense Offsets) 0 .70% 0 .94% 0 .77% 0 .69% 0 .74%
Ratio of Net Investment Income/(Loss) 0 .74%
(2)
0 .75% 0 .93% 1 .02% 0 .79%
Portfolio Turnover Rate 54% 76% 63% 62% 80%
*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)
Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include a special dividend from Towne Bank in May 2026.
The impact of the special dividend to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.00 and 0.04%,
respectively.

Janus Henderson Small-Mid Cap Value Fund
Financial Highlights
276 June 30, 2026
See Notes to Financial Statements.
Class S Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 14.71 $ 15.76 $ 13.34 $ 11.60 $ 13.84
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.07
(2)
0.07 0.09 0.07 0.04
Net realized and unrealized gain/(loss) 3.24 0.09 2.43 1.67 (1.91)
Total from Investment Operations 3.31 0.16 2.52 1.74 (1.87)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.03) (0.05) (0.10) — (0.03)
Distributions (from capital gains) (1.36) (1.16) — — (0.34)
Total Dividends and Distributions (1.39) (1.21) (0.10) — (0.37)
Net Asset Value, End of Period $ 16.63 $ 14.71 $ 15.76 $ 13.34 $ 11.60
Total Return
*
23 .81% 0 .19% 19 .04% 15 .00% ( 13 .85 ) %
Net assets, End of Period (in thousands) $ 124 $ 195 $ 211 $ 229 $ 939
Ratios to Average Net Assets:
Ratio of Gross Expenses 2 .82% 2 .98% 2 .58% 1 .84% 1 .54%
Ratio of Net Expenses (After Waivers and Expense Offsets) 0 .99% 1 .24% 1 .11% 1 .13% 1 .20%
Ratio of Net Investment Income/(Loss) 0 .45%
(2)
0 .43% 0 .62% 0 .51% 0 .31%
Portfolio Turnover Rate 54% 76% 63% 62% 80%
*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)
Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include a special dividend from Towne Bank in May 2026.
The impact of the special dividend to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.00 and 0.04%,
respectively.

Janus Henderson Small-Mid Cap Value Fund
Financial Highlights
Janus Investment Fund 277
See Notes to Financial Statements.
Class T Shares
For a share outstanding during the year ended June 30 2026 2025 2024 2023 2022
Net Asset Value, Beginning of Period $ 14.97 $ 16.02 $ 13.55 $ 11.81 $ 14.07
Income/(Loss) from Investment Operations: – – – – –
Net investment income/(loss)
(1)
0.09
(2)
0.08 0.10 0.10 0.06
Net realized and unrealized gain/(loss) 3.29 0.10 2.48 1.69 (1.93)
Total from Investment Operations 3.38 0.18 2.58 1.79 (1.87)
Less Dividends and Distributions: – – – – –
Dividends (from net investment income) (0.03) (0.07) (0.11) (0.05) (0.05)
Distributions (from capital gains) (1.36) (1.16) — — (0.34)
Total Dividends and Distributions (1.39) (1.23) (0.11) (0.05) (0.39)
Net Asset Value, End of Period $ 16.96 $ 14.97 $ 16.02 $ 13.55 $ 11.81
Total Return
*
23 .93% 0 .30% 19 .20% 15 .18% ( 13 .67 ) %
Net assets, End of Period (in thousands) $ 7,698 $ 8,310 $ 7,115 $ 6,190 $ 7,416
Ratios to Average Net Assets:
Ratio of Gross Expenses 1 .23% 1 .44% 1 .17% 1 .06% 1 .07%
Ratio of Net Expenses (After Waivers and Expense Offsets) 0 .89% 1 .18% 1 .02% 0 .94% 0 .99%
Ratio of Net Investment Income/(Loss) 0 .55%
(2)
0 .48% 0 .70% 0 .74% 0 .46%
Portfolio Turnover Rate 54% 76% 63% 62% 80%
* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1) Per share amounts are calculated based on average shares outstanding during the year or period.
(2) Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include a special dividend from Towne Bank in May 2026. The impact of the special dividend to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.00 and 0.04%, respectively.

Janus Investment Fund
Notes to Financial Statements
278 June 30, 2026
1. Organization and Significant Accounting Policies
Janus Investment Fund (the "Trust"), which is organized as a Massachusetts business trust and is registered under the
Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board
(“FASB”) Accounting Standards Codification (“ASC”) Topic 946. Janus Henderson Global Allocation Fund - Conservative,
Janus Henderson Global Allocation Fund - Growth, and Janus Henderson Global Allocation Fund - Moderate (the "Fund
of Funds") invest substantially all Fund assets in other mutual funds and exchange-traded funds ("ETFs") (the "underlying funds"). The Trust offers 34 funds (individually referred to as a "Fund", collectively as the “Funds"), each of which offers multiple share classes, with differing investment objectives and policies. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Funds.
This report contains the financial statements and financial highlights for the Funds listed below:
The Funds contained in this report are classified as diversified as defined in the 1940 Act.
Effective March 4, 2026, the Janus Henderson Absolute Return Income Opportunities Fund was renamed "Janus
Henderson Low Duration Multi-Sector Income Fund".
The Funds offer multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as each Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of a Fund's shares and can be considered to “control” the Funds when that ownership exceeds 25% of the Funds' assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Funds currently implement an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the
Fund Objective
Janus Henderson Adaptive Risk Managed U.S. Equity Fund Seeks long-term growth of capital
Janus Henderson Developed World Bond Fund Seeks total return through current income and capital appreciation
Janus Henderson Flexible Bond Fund Seeks to obtain maximum total return, consistent with preservation of capital
Janus Henderson Global Allocation Fund – Conservative Seeks total return through a primary emphasis on income with a secondary emphasis on growth of capital
Janus Henderson Global Allocation Fund – Growth Seeks total return through a primary emphasis on growth of capital with a secondary emphasis on income
Janus Henderson Global Allocation Fund – Moderate Seeks total return through growth of capital and income
Janus Henderson High-Yield Fund Seeks to obtain high current income
Janus Henderson International Dividend Fund Seeks income with the potential for capital growth over the long-term
Janus Henderson Low Duration Multi-Sector Income Fund Seeks to maximize total return and current income, consistent with preservation of capital
Janus Henderson Mid Cap Value Fund Seeks capital appreciation
Janus Henderson Multi-Sector Income Fund Seeks high current income with a secondary focus on capital appreciation
Janus Henderson Short Duration Flexible Bond Fund Seeks as high a level of current income as is consistent with preservation of capital
Janus Henderson Small Cap Value Fund Seeks capital appreciation
Janus Henderson Small-Mid Cap Value Fund Seeks capital appreciation

Janus Investment Fund
Notes to Financial Statements
Janus Investment Fund 279
eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the
Funds rely on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors. Previously, Class D Shares were only available to investors who already had a direct account with Janus Henderson; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with Janus Henderson.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class L Shares are designed for pension and profit-sharing plans, employee benefit trusts, endowments, foundations and corporations, as well as high net worth individuals and financial intermediaries who are willing to maintain a minimum account balance of $250,000.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of: 1) certain adviser assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multiemployer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N
Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs.
In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the
Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
 The Chief Financial Officer of the Funds is designated as the Chief Operating Decision Maker (“CODM”) as it relates to
ASC Topic 280, Segment Reporting . The CODM has concluded that the Funds operated as a single segment entity for the year ended
June 30, 2026
. The key indicator of performance of the Funds is net investment income as reported on the
Statements of Operations.
The following accounting policies have been followed by the Funds and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Underlying Funds
Certain Funds invest in a variety of underlying funds to pursue a target allocation of equity investments, fixed-income securities, and alternative investments and may also invest in money market instruments or cash/cash equivalents. The
Funds have a target allocation, which is how each Fund's investments generally will be allocated among the major asset classes over the long term, as well as normal ranges, under normal market conditions, within which each Fund's asset class allocations generally will vary over short-term periods. Each Fund's long-term expected average asset allocation is as follows:

Janus Investment Fund
Notes to Financial Statements
280 June 30, 2026
Additional details and descriptions of the investment objectives and strategies of each of the underlying funds are available in the underlying funds’ prospectuses.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the
New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-
term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i)
a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-
specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to
“odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Funds, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation.
The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Funds, if any, will be calculated using the NAV of such funds.
For the Fund of Funds, each Fund’s net asset value (“NAV”) is calculated based upon the NAV of each of the underlying funds in which the Funds invest on the day of valuation. The NAV for each class of the underlying funds is computed by dividing the total value of securities and other assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Fund
Alternatives
(%)
Equity
(%)
Fixed Income/
Money Market
(%)
Janus Henderson Global Allocation Fund – Conservative 40 55 5
Janus Henderson Global Allocation Fund – Growth 10 75 15
Janus Henderson Global Allocation Fund – Moderate 10 55 35

Janus Investment Fund
Notes to Financial Statements
Janus Investment Fund 281
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the
Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
The Fund of Funds classify each investment in underlying funds as Level 1, without consideration as to the classification level of the specific investments held by the underlying funds.
For significant fair value measurements categorized within Level 3 of the fair value hierarchy, the table below summarizes the valuation techniques and provides quantitative information about the significant unobservable inputs. In addition, the table provides a narrative description of the uncertainty of the fair value measurement based on the use of significant unobservable inputs that have been different, or that reasonable could have been different, at the reporting date.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Funds since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2026 to fair value each Fund’s investments in
Asset Type
Fair Value at
June 30, 2026
Valuation
Technique
Unobservable
Input
Input Amount or
Range
Weighted
Average
(1)
Impact to Valuation
from an Increase in
Input
Asset-Backed Securities
$ 3,252,680 Market Approach Recovery Rate 36% 36% Increase
Common Stocks
9,328 Transaction Price Transaction Price $   100 $  100 Increase
Corporate Bonds
61,000,000 Transaction Price Transaction Price $   100 $  100 Increase
Private Placements
9,750,000 Transaction Price Transaction Price $   100 $  100 Increase
Private Preferred Equity
18,582,923 Market Approach Yield 12.82% -12.87% 12.89% Increase
Residential Mortgage-Backed
Securities
15,390,958 Transaction Price Transaction Price $   100 $  100 Increase
(1)
Unobservable inputs were weighted by the relative fair value of securities.

Janus Investment Fund
Notes to Financial Statements
282 June 30, 2026
securities and other financial instruments is included in the “Valuation Inputs Summary” in each Fund's Notes to Schedule of Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities held by the Funds or underlying funds will be recorded as soon as each Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date.
Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Any distributions from the underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. Each Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Dividend distributions received from the underlying funds are recorded on the ex-dividend date. Upon receipt of the notification from an underlying fund, and subsequent to the ex-dividend date, a part or all of the dividend income originally recorded by a Fund may be reclassified as a tax return of capital by reducing the cost basis of the underlying fund and/or increasing the realized gain on sales of investments in the underlying fund.
Expenses
Each Fund bears expenses incurred specifically on its behalf. Additionally, a Fund, as a shareholder in the underlying funds, will also indirectly bear its pro rata share of the expenses incurred by the underlying funds. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, each Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. Each Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against each Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Funds do not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies.
The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

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Janus Investment Fund 283
Dividends and Distributions
The Funds intend to declare and distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. The Funds may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge a Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by a Fund.
Certain Funds or underlying funds may make investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the
REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If a Fund or underlying fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Income Taxes
Each Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed each
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in each Fund’s financial statements. Each Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Fund management has determined each Fund did not pay a significant amount of income taxes for the year ended June
30, 2026.
Foreign Taxes
A Fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld.
As a result of rulings from European courts, certain Funds filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. For Janus
Henderson International Dividend Fund, the Statement of Operations reflects $500,933 of tax reclaims received as well as $75,164 of professional fees due to the recovery of foreign withholding taxes after such amounts were previously passed through to Fund shareholders as foreign tax credits.
2. Derivative Instruments
Certain Funds may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. A Fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by a Fund during the year ended June 30, 2026 is discussed in further detail below. A summary of derivative activity by each Fund is reflected in the tables at the end of the Schedule of Investments.
A Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.
Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time.
Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose a Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.
In pursuit of its investment objective, a Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

Janus Investment Fund
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284 June 30, 2026
Commodity Risk  - the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.
Counterparty Risk  - the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
Credit Risk - the risk an issuer will be unable to make principal and interest payments when due or will default on its obligations.
Currency Risk - the risk that changes in the exchange rate between currencies will adversely affect the value (in
U.S. dollar terms) of an investment.
Equity Risk  - the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.
Index Risk - if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, a Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what a Fund paid. Certain indexed securities, including inverse securities
(which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
Interest Rate Risk - the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause a Fund's NAV to likewise decrease.
Leverage Risk - the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. A Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
Liquidity Risk - the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, a Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, a Fund may require the counterparty to post collateral if a Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, a Fund may deposit cash and/or treasuries as collateral with the counterparty and/
or custodian daily (based on the daily valuation of the financial asset) if a Fund has a net aggregate unrealized loss on
OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than a Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.
Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). Each Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. Each Fund may also invest in forward currency contracts for nonhedging purposes such as seeking to enhance returns. Each Fund is subject to currency risk

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Notes to Financial Statements
Janus Investment Fund 285
and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.
Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S.
dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the London
Stock Exchange are used to value the forward currency contracts. The unrealized appreciation/(depreciation) for forward currency contracts is reported in the Statements of Assets and Liabilities as a receivable or payable (if applicable)
and in the Statements of Operations for the change in unrealized net appreciation/depreciation (if applicable). The realized gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a forward currency contract is reported on the Statements of Operations (if applicable).
During the year, certain Funds entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Funds.
During the year, certain Funds entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Funds.
Futures Contracts
A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. A Fund may enter into futures contracts for the purchase or sale for future delivery of (i) fixed-income securities, and U.S. government securities and Treasuries, or (ii) contracts based on interest rates. A Fund is subject to interest rate risk and equity risk in the normal course of pursuing its investment objective through its investments in futures contracts. A Fund may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.
Futures contracts are valued at the settlement price on valuation date as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. In the event that foreign futures trade when the foreign equity markets are closed, the last foreign futures trade price shall be used.
Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Statements of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on the
Statements of Operations (if applicable), equal to the difference between the opening and closing value of the contract.
Securities held by the Funds that are designated as collateral for market value on futures contracts are noted on the
Schedule of Investments (if applicable). Such collateral is in the possession of the Fund’s Futures Commission Merchant
("FCM").
With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
During the year, certain Funds purchased interest rate futures to increase exposure to interest rate risk.
During the year, certain Funds sold interest rate futures to decrease exposure to interest rate risk.
Options Contracts
An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price on or before a specified date. The purchaser pays a premium to the seller for this right. The seller has the corresponding obligation to sell or buy a financial instrument if the purchaser (owner)
“exercises” the option. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid. Upon expiration, or closing of the option transaction, a realized gain or loss is reported on the

Janus Investment Fund
Notes to Financial Statements
286 June 30, 2026
Statements of Operations (if applicable). The difference between the premium paid/received and the market value of the option is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported on the Statements of Operations (if applicable). Option contracts are typically valued using an approved vendor’s option valuation model. To the extent reliable market quotations are available, option contracts are valued using market quotations. In cases when an approved vendor cannot provide coverage for an option and there is no reliable market quotation, a broker quotation or an internal valuation using the Black-Scholes model, the Cox-Rubenstein Binomial
Option Pricing Model, or other appropriate option pricing model is used. Certain options contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statements of Assets and Liabilities as
“Variation margin receivable” or “Variation margin payable” (if applicable).
Each Fund may use options contracts to hedge against changes in interest rates, the values of securities, or foreign currencies. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund’s hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. A Fund may be subject to counterparty risk, interest rate risk, liquidity risk, equity risk, commodity risk, and currency risk in the normal course of pursuing its investment objective through its investments in options contracts.
Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose a Fund to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a
Fund’s exposure to the counterparty.
In writing an option, a Fund bears the risk of an unfavorable change in the price of the security underlying the written option. When an option is written, a Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. Options written are reported as a liability on the Statements of
Assets and Liabilities as “Options written, at value” (if applicable). The risk in writing call options is that a Fund gives up the opportunity for profit if the market price of the security increases and the options are exercised. The risk in writing put options is that a Fund may incur a loss if the market price of the security decreases and the options are exercised.
The risk in buying options is that a Fund pays a premium whether or not the options are exercised. Exercise of an option written by a Fund could result in a Fund buying or selling a security at a price different from the current market value.
During the year, certain Funds wrote call options on various equity indices for the purpose of decreasing exposure to broad equity risk.
Options on Swap Contracts (Swaptions )
Certain Funds may purchase or write covered and uncovered put and call options on swap contracts, commonly referred to as “swaptions”. Swaption contracts grant the purchaser the right, but not the obligation, to enter into a swap transaction at preset terms detailed in the underlying agreement within a specified period of time.
Swaptions can be used for a variety of purposes, including to manage a Fund’s overall exposure to changes in interest or foreign currency exchange rates and credit quality; as an efficient means of adjusting a Fund's exposure to certain markets; in an effort to enhance income or total return or protect the value of portfolio securities; to serve as a cash management tool; and to adjust portfolio duration or credit risk. Because the use of swaptions generally does not involve the delivery of securities or other underlying assets or principal, the risk of loss with respect to swaptions generally is limited to the net amount of payments that a Fund is contractually obligated to make. There is also a risk of a default by the other party to a swaption, in which case a Fund may not receive the net amount of payments that it contractually is entitled to receive. Entering into a swaption contract involves, to varying degrees, the elements of credit, market, and interest rate risk, associated with both option contracts and swap contracts.
Interest rate written receiver swaptions, if exercised by the purchaser, allow a Fund to short interest rates by entering into a pay fixed/receive float interest rate swap. Selling the interest rate receiver option reduces the exposure to interest rates and the short position becomes more valuable to a Fund as interest rates rise and/or implied interest rate volatility decreases. Interest rate written payer swaptions, if exercised by the purchaser, allow a Fund to take a long position on interest rates by entering into a receive fixed/pay float interest rate swap. Selling the interest rate payer option increases

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Janus Investment Fund 287
the exposure to interest rates and the short position becomes more valuable to a Fund as interest rates fall and/or implied interest rate volatility decreases. Credit default written receiver swaptions, if exercised by the purchaser, allow a Fund to buy credit protection through credit default swaps. Selling the credit default receiver option reduces the exposure to the credit risk of the individual issuers and/or indices of issuers and the short position becomes more valuable to a Fund as the likelihood of a credit event on the reference asset(s) increases. Credit default written payer swaptions, if exercised by the purchaser, allow a Fund to sell credit protection through credit default swaps. Selling the credit default payer option increases the exposure to the credit risk of the individual issuers and/or indices of issuers and the short position becomes more valuable to a Fund as the likelihood of a credit event on the reference asset(s) decreases.
 Swaptions purchased are reported in the Schedule of Investments. Swaptions written are reported as a liability on the
Statements of Assets and Liabilities as “Swaptions written, at value” (if applicable).
During the year, certain Funds purchased credit default payer swaptions (put) and bought protection via the credit default swap market in order to reduce credit risk exposure to individual corporates, countries and/or credit indices.
During the year, certain Funds sold credit default payer swaptions (put) in order to gain credit market volatility exposure and to gain credit exposure.
Swaps
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from a Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap transactions may in some instances involve the delivery of securities or other underlying assets by a Fund or its counterparty to collateralize obligations under the swap. If the other party to a swap that is not collateralized defaults, a Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. Swap agreements entail the risk that a party will default on its payment obligations to the Funds. If the other party to a swap defaults, a Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If a Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to a Fund and reduce a Fund's total return.
Swap agreements also bear the risk that a Fund will not be able to meet their obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements.
Regulations enacted require a Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, a Fund will submit the swap to, and post collateral with an FCM that is a clearinghouse member. Alternatively, a Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. A Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission. A default or failure by a CCP or an
FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose a Fund to losses, increase its costs, or prevent a Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.
Index swaps, interest rate swaps, inflation swaps and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades.
The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on each Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on each Fund’s Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the period is included in each Fund's Statement of Operations (if applicable).

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Notes to Financial Statements
288 June 30, 2026
A Fund's maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between a Fund and the counterparty and by the posting of collateral by the counterparty to cover a Fund's exposure to the counterparty.
A Fund may enter into various types of credit default swap agreements, including OTC credit default swap agreements, for investment purposes, to add leverage or to hedge against widening credit spreads on high- yield/high-risk bonds.
Credit default swaps are a specific kind of counterparty agreement that allow the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments. Credit default swaps could result in losses if a Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk, and credit risk. A Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, a Fund may lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to a Fund.
As a buyer of credit protection, a Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default or other credit event by a third party, such as a
U.S. or foreign issuer, on the debt obligation. In return, a Fund as buyer would pay to the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, a Fund would have spent the stream of payments and potentially received no benefit from the contract.
If a Fund is the seller of credit protection against a particular security, the Fund would receive an up-front or periodic payment to compensate against potential credit events. As the seller in a credit default swap contract, a Fund would be required to pay the par value (the “notional value”) (or other agreed-upon value) of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, a Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional value of the swap. The maximum potential amount of future payments (undiscounted) that a Fund as a seller could be required to make in a credit default transaction would be the notional amount of the agreement.
Certain Funds may invest in a swap on an index of credit default swaps ("CDX"). CDXs allow an investor to manage credit risk or take a position on a basket of credit entities (such as credit default swaps or commercial mortgage-
backed securities) in a more efficient manner than transacting in a single-name CDS. If a credit event occurs in one of the underlying companies, the protection is paid out via the delivery of the defaulted bond by the buyer of protection in return for a payment of notional value of the defaulted bond by the seller of protection or it may be settled through a cash settlement between the two parties. The underlying company is then removed from the index. If a Fund holds a long position in a CDX, a Fund would indirectly bear its proportionate share of any expenses paid by a CDX. A Fund holding a long position in CDXs typically receives income from principal or interest paid on the underlying securities. By investing in CDXs, a Fund could be exposed to illiquidity risk, counterparty risk, and credit risk of the issuers of the underlying loan obligations and of the CDX markets. If there is a default by the CDX counterparty, the Fund will have contractual remedies pursuant to the agreements related to the transaction. CDXs also bear the risk that a Fund will not be able to meet its obligation to the counterparty.
Certain Funds may invest in single-name credit default swaps (“CDS”) to buy or sell credit protection to hedge its credit exposure, gain issuer exposure without owning the underlying security, or increase a Fund’s total return. Single-name
CDS enable a Fund to buy or sell protection against a credit event of a specific issuer. When a Fund buys a single- name

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Janus Investment Fund 289
CDS, a Fund will receive a return on its investment only in the event of a credit event, such as default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). If a single-name CDS transaction is particularly large, or if the relevant market is illiquid, it may not be possible for a Fund to initiate a single-
name CDS transaction or to liquidate its position at an advantageous time or price, which may result in significant losses.
Moreover, the Fund bears the risk of loss of the amount expected to be received under a single- name CDS in the event of the default or bankruptcy of the counterparty. The risks associated with cleared single-name CDS may be lower than that for uncleared single-name CDS because for cleared single-name CDS, the counterparty is a clearinghouse (to the extent such a trading market is available). However, there can be no assurance that a clearinghouse or its members will satisfy their obligations to a Fund.
During the year, certain Funds purchased protection via the credit default swap market in order to reduce credit risk exposure to individual corporates, countries and/or credit indices where gaining this exposure via the cash bond market was less attractive.
During the year, certain Funds sold protection via the credit default swap market in order to gain credit risk exposure to individual corporates, countries and/or credit indices where gaining this exposure via the cash bond market was less attractive.
A Fund's use of interest rate swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. Interest rate swaps do not involve the delivery of securities, other underlying assets, or principal. Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). Interest rate swaps may result in potential losses if interest rates do not move as expected or if the counterparties are unable to satisfy their obligations. Interest rate swaps are generally entered into on a net basis. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make.
During the year, certain Funds entered into interest rate swaps paying a fixed interest rate and receiving a floating interest rate in order to decrease interest rate risk (duration) exposure. As interest rates rise, the Funds benefit by receiving a higher future floating rate, while paying a fixed rate that has not increased.
During the year, certain Funds entered into interest rate swaps paying a floating interest rate and receiving a fixed interest rate in order to increase interest rate risk (duration) exposure. As interest rates fall, the Funds benefit by paying a lower future floating rate, while receiving a fixed rate that has not decreased.
Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period. A fixed-income total return swap may be written on many different kinds of underlying reference assets, and may include different indices for various kinds of debt securities (e.g., U.S. investment grade bonds, high-yield bonds, or emerging market bonds).
During the year, certain Funds entered into total return swaps on credit indices to increase exposure to credit risk. These total return swaps require a Fund to pay a floating reference interest rate, and an amount equal to the negative price movement of an index multiplied by the notional amount of the contract. A Fund will receive payments equal to the positive price movement of the same index multiplied by the notional amount of the contract.
3. Other Investments and Strategies
Market Risk
The value of a Fund’s portfolio may decrease if the value of one or more issuers in a Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of a Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, a
Fund’s NAV will also decrease, which means if you sell your shares in a Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may

Janus Investment Fund
Notes to Financial Statements
290 June 30, 2026
adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
Armed Conflict. Armed conflicts between countries or in a geographic region, such as the ongoing armed conflicts in Europe and the Middle East, have the potential to adversely impact a Fund. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Emerging Market Investing
Within the parameters of its specific investment policies, a Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” Such countries include but are not limited to countries included in the MSCI Emerging Markets Index
SM
. Emerging market countries in which the Fund may
invest include frontier market countries, the economies of which are less developed than other emerging market countries.
To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. Similarly, issuers in such markets may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which U.S. companies are subject. There is a risk in developing countries that a current or future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the
U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Developing countries may also experience a higher level of exposure and vulnerability to the adverse effects of climate change. This can be attributed to both the geographic location of emerging market countries and/or a country’s lack of access to technology or resources to adjust and adapt to its effects. An increased occurrence and severity of natural disasters and extreme weather events such as droughts and decreased crop yields, heat waves, flooding and rising sea levels, and increased spread of disease, could cause harmful effects to the performance of affected economies. Additionally, foreign and emerging market risks, including, but not limited to, price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent a Fund invests in Chinese local market securities.
Exchange-Traded Funds
Certain Funds may invest in exchange-traded funds (“ETFs”) to gain exposure to a particular portion of the market. ETFs are typically open-end investment companies, which may seek to track the performance of a specific index or be actively managed. ETFs are traded on a national securities exchange at market prices that may vary from the net asset value of their underlying investments. Accordingly, there may be times when an ETF trades at a premium or discount. When the
Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. As a result, the cost of investing in the Fund may be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs also involve the risk that an active trading market for an ETF's shares may not develop or be maintained. Similarly, because the value

Janus Investment Fund
Notes to Financial Statements
Janus Investment Fund 291
of ETF shares depends on the demand in the market, the Fund may not be able to purchase or sell an ETF at the most optimal time, which could adversely affect a Fund’s performance. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities. Because the
Fund may invest in a broad range of ETFs, such risks may include, but are not limited to, leverage risk, foreign exposure risk, interest rate risk, emerging markets risk, and commodity-linked investments risk. Each Fund is also subject to substantially the same risks as those associated with direct exposure to the securities held by the ETF.
CLO Risk
The risks of investing in Collateralized Loan Obligations ("CLO") include both the economic risks of the underlying loans combined with the risks associated with the CLO structure governing the priority of payments. The degree of such risk will generally correspond to the specific tranche in which the Fund is invested. In stressed market environments it is possible that even senior CLO tranches could experience losses due to actual defaults, increased sensitivity to defaults due to collateral default and significant losses experienced by the subordinated/equity tranches, market anticipation of defaults, as well as negative market sentiment with respect to CLO securities as an asset class. A Fund’s portfolio managers may not be able to accurately predict how specific CLOs or the portfolio of underlying loans for such CLOs will react to changes or stresses in the market, including changes in interest rates. The most common risks associated with investing in CLOs are liquidity risk, interest rate risk, credit risk, call risk, and the risk of default of the underlying asset, among others.
Loans
Certain Funds may invest in various commercial loans, including bank loans, bridge loans, debtor-in-possession (“DIP”)
loans, mezzanine loans, and other fixed and floating rate loans. These loans may be acquired through loan participations and assignments or on a when-issued basis.
 • Bank Loans - Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. The Fund’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-
traded floating and fixed-rate debt securities.
• Floating Rate Loans – Floating rate loans are debt securities that have floating interest rates, that adjust periodically, and are tied to a benchmark lending rate, such as Secured Overnight Financing Rate (“SOFR”). In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies (‘‘borrowers’’) in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower’s capital structure. The senior position in the borrower’s capital structure generally gives holders of senior loans a claim on certain of the borrower’s assets that is senior to subordinated debt and preferred and common stock in the case of a borrower’s default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. While the Funds generally expect to invest in fully funded term loans, certain of the loans in which the Funds may invest include revolving loans, bridge loans, and delayed draw term loans.
Purchasers of floating rate loans may pay and/or receive certain fees. The Funds may receive fees such as covenant waiver fees or prepayment penalty fees. The Funds may pay fees such as facility fees. Such fees may affect the Funds'
returns.
• Mezzanine Loans – Mezzanine loans are secured by the stock of the company that owns the assets. Mezzanine loans are a hybrid of debt and equity financing that is typically used to fund the expansion of existing companies. A mezzanine loan is composed of debt capital that gives the lender the right to convert to an ownership or equity interest in the company if the loan is not paid back in time and in full. Mezzanine loans typically are the most subordinated debt obligation in an issuer’s capital structure.

Janus Investment Fund
Notes to Financial Statements
292 June 30, 2026
Mortgage and Asset-Backed Securities
Mortgage and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer and commercial loans or receivables. The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie
Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation
(“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Fannie Mae and Freddie
Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal
Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.
A Fund may also purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact your return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage- and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates.
These risks may reduce the Fund’s returns. In addition, investments in mortgage- and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, extension risk (if interest rates rise), and liquidity risk than various other types of fixed-income securities.
Additionally, although mortgage-backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.
Real Estate Investing
Certain Funds may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-
backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate- related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.
Repurchase Agreements
Each Fund and other funds advised by the Adviser or its affiliates may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.
Repurchase agreements held by a Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/
or retention of the collateral or proceeds may be subject to legal proceedings.
Restricted Security Transactions
Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions

Janus Investment Fund
Notes to Financial Statements
Janus Investment Fund 293
may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.
Sovereign Debt
A Fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. A Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect a Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent a Fund invests in non-U.S. sovereign debt, it may be subject to currency risk.
TBA Commitments
A Fund may enter into “to be announced” or “TBA” commitments. TBAs are forward agreements for the purchase or sale of securities, including mortgage-backed securities, for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. Although TBA securities must meet industry-
accepted “good delivery” standards, there can be no assurance that a security purchased on forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, a Fund will still bear the risk of any decline in the value of the security to be delivered. Because TBA commitments do not require the delivery of a specific security, the characteristics of the security delivered to a Fund may be less favorable than expected. If the counterparty to a transaction fails to deliver the security, a Fund could suffer a loss.
To mitigate the counterparty credit risk and in accordance with FINRA 4210 regulatory requirements on TBA commitments and other types of forward-settling transactions, the Fund enters into a Master Securities Forward
Transaction Agreement (“MSFTA”) bilaterally with each counterparty with which it undertakes transactions. An MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of an MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by the defaulting party.
This right to close out and net payments across all transactions traded under an MSFTA may result in a reduction of the
Fund’s credit risk to such counterparty equal to any amounts payable by the Fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under an MSFTA, the collateral and margining requirements are contract specific. Amounts across all transactions traded under an MSFTA are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the Fund’s collateral or margin obligations under an MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash.

Janus Investment Fund
Notes to Financial Statements
294 June 30, 2026
When-Issued, Delayed Delivery and Forward Commitment Transactions
A Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, a Fund assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made. Because a Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with a Fund’s other investments. If the other party to a transaction fails to deliver the securities, a Fund could miss a favorable price or yield opportunity. If a Fund remain substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage.
 When a Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to pay for the securities, the Fund could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery, or forward commitment basis without owning the security, a Fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed upon price on the settlement date. A Fund may dispose of or renegotiate a transaction after it is entered into, and may purchase or sell when-issued, delayed delivery or forward commitment securities before the settlement date, which may result in a gain or loss.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to a Fund ("counterparty risk"). Counterparty risk may arise because of the counterparty's financial condition
(i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty's inability to fulfill its obligation may result in significant financial loss to a Fund. A Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of a Fund's exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.
A Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby a Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. A Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that a Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, certain Funds may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non Custodial
Securities Lending Agreement. For financial reporting purposes, the Funds do not offset financial instruments’ payables and receivables and related collateral on the Statements of Assets and Liabilities. A Fund may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the
Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If a Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement

Janus Investment Fund
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Janus Investment Fund 295
investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash
Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause a Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Funds and Janus Henderson Cash Collateral Fund LLC, the Adviser has
an inherent conflict of interest as a result of its fiduciary duties to both the Portfolios and Janus Henderson Cash Collateral
Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash
Collateral Fund LLC and therefore may have an incentive to allocate collateral to the Janus Henderson Cash Collateral
Fund LLC rather than to other collateral management options for which the Adviser does not receive compensation.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S.
dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedules of Investments (if applicable).
Income earned from the investment of cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as "Affiliated securities lending income, net" and "Unaffiliated securities lending income, net" on the Statements of Operations. As of June 30, 2026, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity, gross amounts of recognized liabilities for securities lending (collateral received) is disclosed in the Schedule of Investments (if applicable).
Offsetting Assets and Liabilities
The Funds present gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statements of Assets and Liabilities.
In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master
Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.
The Offsetting Assets and Liabilities tables located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the
“Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of June 30, 2026" table located in the
Fund’s Schedule of Investments.
The Funds generally do not exchange collateral on their forward currency contracts with its counterparties; however, all liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the
Funds' commitment with respect to these contracts. Certain securities may be segregated at a Fund's custodian. These segregated securities are denoted on the accompanying Schedule of Investments and are evaluated daily to ensure their

Janus Investment Fund
Notes to Financial Statements
296 June 30, 2026
cover and/or market value equals or exceeds a Fund's corresponding forward foreign currency exchange contract’s obligation value.
All repurchase agreements are transacted under legally enforceable master repurchase agreements that give a Fund, in the event of default by the counterparty, the right to liquidate securities held and to offset receivables and payables with the counterparty. For financial reporting purposes, the Funds do not offset financial instruments' payables and receivables and related collateral on the Statements of Assets and Liabilities. Repurchase agreements held by the Funds are fully collateralized, and such collateral is in the possession of the Funds' custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest.
4. Investment Advisory Agreements and Other Transactions with Affiliates
Each Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The following table reflects each Fund's contractual investment advisory fee rate (expressed as an annual rate).
For the year ended June 30, 2026, each Fund’s actual advisory fee rate (expressed as an annual rate) of the Fund’s average daily net assets is as follows:
Fund
Average Daily Net
Assets
Contractual Investment
Advisory Fee (%)
Janus Henderson Adaptive Risk Managed U.S. Equity Fund All Asset Levels 0.50
Janus Henderson Developed World Bond Fund First $1 Billion 0.55
Next $500 Million 0.50
Over $1.5 Billion 0.45
Janus Henderson Flexible Bond Fund First $300 Million 0.50
Over $300 Million 0.40
Janus Henderson Global Allocation Fund - Conservative All Asset Levels 0.05
Janus Henderson Global Allocation Fund - Growth All Asset Levels 0.05
Janus Henderson Global Allocation Fund - Moderate All Asset Levels 0.05
Janus Henderson High-Yield Fund First $300 Million 0.65
Over $300 Million 0.55
Janus Henderson International Dividend Fund First $1 Billion 0.75
Next $1 Billion 0.65
Over $2 Billion 0.55
Janus Henderson Low Duration Multi-Sector Income Fund
(1)
First $1 Billion 0.35
Over $1 Billion 0.30
Janus Henderson Multi-Sector Income Fund First $1 Billion 0.55
Next $2 Billion 0.52
Over $3 Billion 0.50
Janus Henderson Short Duration Flexible Bond Fund
(2)
All Asset Levels 0.25
(1) Effective March 4, 2026, the Contractual Investment Advisory Fee rate for the Fund changed. Prior to March 4, 2026, the Contractual Investment
Advisory Fee rate for the Fund was the following: First $1 Billion – 0.65%, Next $2 Billion – 0.62%, Over $3 Billion – 0.60%.
(2) Effective January 2, 2026 the Contractual Investment Advisory Fee changed to All Asset Levels- 0.25. Prior to January 2, 2026, the Contractual
Investment Advisory Fee rate for the Fund was the following: All Asset Levels 0.44.
Fund
Investment Advisory
Fee %
Janus Henderson Adaptive Risk Managed U.S. Equity Fund 0.50
Janus Henderson Developed World Bond Fund 0.55
Janus Henderson Flexible Bond Fund 0.41
Janus Henderson Global Allocation Fund – Conservative 0.05
Janus Henderson Global Allocation Fund – Growth 0.05
Janus Henderson Global Allocation Fund – Moderate 0.05
Janus Henderson High-Yield Fund 0.59
Janus Henderson International Dividend Fund 0.75
Janus Henderson Low Duration Multi-Sector Income Fund 0.54

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Janus Investment Fund 297
Janus Henderson Mid Cap Value Fund, Janus Henderson Small Cap Value Fund, and Janus Henderson Small Mid
Cap Value Fund pay the Adviser an investment advisory fee rate that may adjust up or down based on each Fund's performance relative to its benchmark index.
The investment advisory fee rate paid to the Adviser by a Fund consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the advisory fee to a Fund's average daily net assets during the previous month
(the "Base Fee Rate"), plus or minus (2) a performance-fee adjustment (the "Performance Adjustment") calculated by applying a variable rate of up to 0.15% (positive or negative) to a Fund's average daily net assets based on a Fund's relative performance compared to the cumulative investment record of its benchmark index over a 36-month performance measurement period or shorter time period, as applicable. The investment advisory fee rate is calculated daily and paid monthly.
The investment performance of each Fund's Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. Each Fund's Base Fee Rate prior to any performance adjustment (expressed as an annual rate) and the Fund's benchmark index used in the calculation are as follows:
No Performance Adjustment is applied unless the difference between the Fund's investment performance and the cumulative investment record of the Fund's benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. The Base Fee Rate is subject to an upward or downward Performance
Adjustment for every full 0.50% increment by which a Fund outperforms or underperforms its benchmark index, up to a
Fund's full performance rate as shown in the table below:
Because the Performance Adjustment is tied to a Fund's relative performance compared to its benchmark index (and not its absolute performance), the Performance Adjustment could increase the Adviser's fee even if the Fund's Shares lose value during the performance measurement period and could decrease the Adviser's fee even if the Fund's Shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the
Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee Rate, versus average daily net assets during the performance measurement period for the
Performance Adjustment). Performance of a Fund is calculated net of expenses whereas each Fund's benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of a Fund and the Fund's benchmark index.
Each Fund's prospectus and statement of additional information contain additional information about performance-based fees. The amount shown as advisory fees on the Statements of Operations reflects the Base Fee Rate plus/minus any
Performance Adjustment. For the year ended June 30, 2026, the performance adjusted investment advisory fee rate for each Fund before any waivers and/or reimbursements of expenses is as follows:
Fund
Investment Advisory
Fee %
Janus Henderson Multi-Sector Income Fund 0.51
Janus Henderson Short Duration Flexible Bond Fund 0.35
Fund Benchmark Index
Base Fee Rate
(%) (annual rate)
Janus Henderson Mid Cap Value Fund Russell Midcap
®
Value Index 0.64
Janus Henderson Small Cap Value Fund Russell 2000
®
Value Index 0.72
Janus Henderson Small-Mid Cap Value Fund Russell 2500
®
Value Index 0.70
Fund
Full Performance Rate
vs. Benchmark Index
Janus Henderson Mid Cap Value Fund ±4.00
Janus Henderson Small Cap Value Fund ±5.50
Janus Henderson Small-Mid Cap Value Fund ±5.00

Janus Investment Fund
Notes to Financial Statements
298 June 30, 2026
For Janus Henderson Low Duration Multi-Sector Income Fund, the Adviser has entered into a personnel-sharing arrangement with its foreign (non-U.S.) affiliate, Kapstream Capital Pty Limited (Australia) ("Kapstream"), pursuant to which certain employees of Kapstream may also serve as employees or as "associated persons" of the Adviser. In this capacity, employees of Kapstream are subject to the oversight and supervision of the Adviser and may provide portfolio management, research, and related services to the Fund on behalf of the Adviser. The responsibilities of both the Adviser and Kapstream under the participating affiliate arrangement are documented in a memorandum of understanding between the two entities.
For Janus Henderson Developed World Bond Fund and Janus Henderson International Dividend Fund, the Adviser has
entered into a personnel-sharing arrangement with its foreign (non-U.S.) affiliates, Henderson Global Investors Limited,
Henderson Global Investors (Japan) Ltd., and Henderson Global Investors (Singapore) Ltd. (collectively, “HGIL”), pursuant to which HGIL and certain employees of HGIL serve as “associated persons” of the Adviser. In this capacity, such employees of HGIL are subject to the oversight and supervision of the Adviser and may provide portfolio management, research, and related services to the Fund on behalf of the Adviser.
The Adviser has contractually agreed to waive the advisory fee payable by each Fund listed in the following table (except
Janus Henderson Developed World Bond Fund,) and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fees, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate shown below. These expense limitations will remain in effect for at least a one-year period commencing October 28, 2025; for Janus Henderson Short Duration Flexible Bond Fund, the one-year period commences January 2, 2026, and for Janus Henderson Low Duration Multi-Sector Income Fund, the one-year period commences March 4, 2026. If applicable, amounts waived and/or reimbursed to a Fund by the Adviser are disclosed as
“Excess Expense Reimbursement and Waivers” on the Statements of Operations.
With respect to Janus Henderson Developed World Bond Fund, the Adviser has contractually agreed to waive the advisory fee payable by the Fund or reimburse expenses, in an amount equal to the amount, if any, that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding the fees payable pursuant to a Rule
12b-1 plan, shareholder servicing fees (but excluding out-of-pocket transfer agency/shareholder servicing costs, including networking/ omnibus/shareholder servicing fees payable by any share class), acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate shown below for at least one-year period commencing on October 28, 2025. If applicable, amounts waived and/or reimbursed to the Fund by the
Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statements of Operations.
Fund
Performance Adjusted
Advisory Fee Rate (%)
Janus Henderson Mid Cap Value Fund 0.52
Janus Henderson Small Cap Value Fund 0.54
Janus Henderson Small-Mid Cap Value Fund 0.61
Fund Expense Limit Percentage (%)
Janus Henderson Adaptive Risk Managed U.S. Equity Fund 0.59
Janus Henderson Developed World Bond Fund 0.57
Janus Henderson Flexible Bond Fund 0.40
Janus Henderson Global Allocation Fund - Conservative 0.14
Janus Henderson Global Allocation Fund - Growth 0.14
Janus Henderson Global Allocation Fund - Moderate 0.12
Janus Henderson High-Yield Fund 0.63
Janus Henderson International Dividend Fund 0.77
Janus Henderson Low Duration Multi-Sector Income Fund 0.39
Janus Henderson Mid Cap Value Fund 0.74

Janus Investment Fund
Notes to Financial Statements
Janus Investment Fund 299
With respect to Janus Henderson Short Duration Flexible Bond Fund and Janus Henderson Low Duration Multi-Sector
Income Fund, the Adviser shall reimburse or waive out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class so that such fees, in the aggregate, do not exceed 0.06% of a share class’ average daily net assets. Such reimbursement or waiver shall be in addition to fees and expenses otherwise waived/reimbursed as noted above.
With respect to Janus Henderson Low Duration Multi Sector Income Fund , Janus Henderson Flexible Bond Fund, Janus
Henderson High-Yield Fund, and Janus Henderson Multi-Sector Income Fund, the Adviser has also contractually agreed to waive and/or reimburse a portion of each Fund’s management fee in an amount equal to the management fee it earns as an investment adviser to any affiliated exchange traded funds (“ETFs”) in which the Fund invests. The Adviser has agreed to continue the waivers for at least a one-year period commencing October 28, 2025, and for Janus Henderson
Low Duration Multi-Sector Income commencing on March 4, 2026. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statements of
Operations. During the year ended June 30, 2026, the Adviser waived a portion of each Fund’s management fee as stated below.
With respect to Janus Henderson Low Duration Multi-Sector Income Fund, the Adviser has contractually agreed to waive and/or reimburse a portion of the Fund’s management fee in an amount equal to the management fee payable in connection with any investment in an affiliated listed investment trust in which the Fund invests. This contractual waiver will remain in effect for at least one-year period commencing on March 30, 2026. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the
Statements of Operations. During the year ended June 30, 2026, the Adviser waived $544 of the Low Duration Multi-
Sector Income Fund's management fee as attributable to the Fund's investment in Kapstream Investment Trust.
The Adviser serves as administrator to the Funds pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Funds, and is reimbursed by each Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Funds pay for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Funds. The
Funds pay these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Funds. These amounts are disclosed as “Affiliated fund administration fees” on the Statements of Operations. In addition, some expenses related to compensation payable to the Funds’ Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates are shared with the Funds. Total allocated expenses for the Chief Compliance Officer and certain compliance staff was paid by the Trust during the year ended  June 30, 2026 as stated below.  Each Fund's portion is reported as part of "Other expenses" on the Statements of Operations.
Fund Expense Limit Percentage (%)
Janus Henderson Multi-Sector Income Fund 0.64
Janus Henderson Short Duration Flexible Bond Fund 0.32
Janus Henderson Small Cap Value Fund 0.91
Janus Henderson Small-Mid Cap Value Fund 0.74
Fund Affiliate Waiver
Janus Henderson Flexible Bond Fund $ 155,752
Janus Henderson Low Duration Multi-Sector Income Fund 2,621
Janus Henderson Multi-Sector Income Fund 1,252,991

Janus Investment Fund
Notes to Financial Statements
300 June 30, 2026
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Funds’
transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statements of
Operations.
Class D Shares of each Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
During the reporting period, the administrative services fee rate for each Fund was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares, and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares, and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R Shares,
Class S Shares, and Class T Shares.
The Transfer Agent receives an administrative fee based on the average daily net assets Class L Shares of the Janus
Henderson Small Cap Value Fund based on the average proportion of the Fund’s total net assets sold directly and the average proportion of the Fund’s net assets sold through financial intermediaries on a monthly basis. The asset-
weighted fee is calculated by applying a blended annual fee rate of 0.12% on average net assets for the proportion of assets sold directly and 0.25% on average net assets for the proportion of assets sold through financial intermediaries.
These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statements of Operations.
The Transfer Agent has agreed to waive all or a portion of this fee. Such waiver is voluntary and could change or be terminated at any time at the discretion of the Transfer Agent or the Adviser without prior notification to shareholders.
Removal of this fee waiver may have a significant impact on Class L Shares’ total expense ratio. If applicable, amounts waived to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statements of
Operations.
Fund
Chief Compliance Officer
Compensation
Janus Henderson Adaptive Risk Managed U.S. Equity Fund $ 1,183
Janus Henderson Developed World Bond Fund 1,098
Janus Henderson Flexible Bond Fund 5,161
Janus Henderson Global Allocation Fund – Conservative 269
Janus Henderson Global Allocation Fund – Growth 481
Janus Henderson Global Allocation Fund – Moderate 390
Janus Henderson High-Yield Fund 1,308
Janus Henderson International Dividend Fund 490
Janus Henderson Low Duration Multi-Sector Income Fund 97
Janus Henderson Mid Cap Value Fund 3,763
Janus Henderson Multi-Sector Income Fund 12,197
Janus Henderson Short Duration Flexible Bond Fund 1,373
Janus Henderson Small Cap Value Fund 2,313
Janus Henderson Small-Mid Cap Value Fund 150
Average Daily Net Assets of Class D Shares Administrative Service Fee
Under $40 billion 0.12%
$40 billion - $49.9 billion 0.10%
Over $49.9 billion 0.08%

Janus Investment Fund
Notes to Financial Statements
Janus Investment Fund 301
Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing
Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and
Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of each Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and each Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of each Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statements of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to a Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statements of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940
Act, each Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, up to 0.50% for Class R Shares, and up
to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in each Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
Class A Shares include an upfront sales charge of the offering price of each Fund as stated below. The sales charge is allocated between the Distributor and financial intermediaries. During the year ended June 30, 2026, the Distributor retained upfront sales charges of as follows:
A contingent deferred sales charge ("CDSC") of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase and Class C Shares redeemed within 12 months of
Fund
Upfront Sales
Charge %
Upfront Sales
Charge Retained
Janus Henderson Adaptive Risk Managed U.S. Equity Fund 5.75 $ 151
Janus Henderson Developed World Bond Fund 4.75 188
Janus Henderson Flexible Bond Fund 4.75 1,531
Janus Henderson Global Allocation Fund – Conservative 5.75 1,084
Janus Henderson Global Allocation Fund – Growth 5.75 1,077
Janus Henderson Global Allocation Fund – Moderate 5.75 4,872
Janus Henderson High-Yield Fund 4.75 1,484
Janus Henderson International Dividend Fund 5.75 2,412
Janus Henderson Low Duration Multi-Sector Income Fund 4.75 –
Janus Henderson Mid Cap Value Fund 5.75 712
Janus Henderson Multi-Sector Income Fund 4.75 27,975
Janus Henderson Short Duration Flexible Bond Fund 2.50 1,262
Janus Henderson Small Cap Value Fund 5.75 1,642
Janus Henderson Small-Mid Cap Value Fund 5.75 181

Janus Investment Fund
Notes to Financial Statements
302 June 30, 2026
purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the shares redeemed. During the year ended June 30, 2026, redeeming shareholders paid CDSCs on
Class A and Class C Shares as follows:
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Funds. All deferred fees are credited to an account established in the name of the Trustee. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Deferred Plan funds that are selected by the Trustees of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Funds as unrealized appreciation/(depreciation) and is included as of June 30, 2026 on the Statements of Assets and Liabilities in the asset, "Trustees' deferred compensation," and liability,
"Trustees' deferred compensation fees." Additionally, the recorded unrealized appreciation/(depreciation) is included in
"Total distributable earnings (loss)" on the Statements of Assets and Liabilities. Deferred compensation expenses for the year ended June 30, 2026 are included in "Trustees' fees and expenses" on the Statements of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $70,750 were paid by the Trust to the Trustees under the Deferred
Plan during the year ended June 30, 2026.
Pursuant to the provisions of the 1940 Act and related rules, each Fund may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. Each Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The
Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the
“Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the
1940 Act that govern the operation of money market funds and prices its shares at an amortized cost NAV. There are no restrictions on a Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Funds to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended
June 30, 2026 can be found in a table located in the Schedule of Investments.
As of
June 30, 2026
, shares of the Funds were owned by affiliates of the Adviser, and/or other funds advised by the
Adviser, as indicated in the table below:
Fund Class A Shares Paid Class C Shares Paid
Janus Henderson Adaptive Risk Managed U.S. Equity Fund $ 17 $ 9
Janus Henderson Flexible Bond Fund 299 884
Janus Henderson Global Allocation Fund – Growth – 154
Janus Henderson Global Allocation Fund – Moderate 2,397 46
Janus Henderson High-Yield Fund 600 –
Janus Henderson International Dividend Fund – 550
Janus Henderson Low Duration Multi-Sector Income Fund – 224
Janus Henderson Mid Cap Value Fund – 153
Janus Henderson Multi-Sector Income Fund 13,814 14,832
Janus Henderson Short Duration Flexible Bond Fund 144 1,155
Janus Henderson Small Cap Value Fund – 149
Janus Henderson Small-Mid Cap Value Fund – 546
Janus Henderson Adaptive Risk Managed U.S. Equity Fund % of Class Owned % of Fund Owned
Class N Shares 78% 6%

Janus Investment Fund
Notes to Financial Statements
Janus Investment Fund 303
5. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements a Fund must satisfy under the income tax regulations; (2) losses or deductions a Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
Other book to tax differences primarily consist of deferred compensation, derivatives, and foreign currency contract adjustments. The Funds have elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
The Fund has elected to defer qualified late-year losses as noted in the table below. These losses will be deferred for tax purposes and recognized during the next fiscal year.
Janus Henderson Developed World Bond Fund % of Class Owned % of Fund Owned
Class N Shares 51% 9%
Janus Henderson Flexible Bond Fund % of Class Owned % of Fund Owned
Class N Shares 7% 2%
Janus Henderson High-Yield Fund % of Class Owned % of Fund Owned
Class N Shares 21% 1%
Janus Henderson International Dividend Fund % of Class Owned % of Fund Owned
Class N Shares 16% 0%
*
* Less than 0.50%.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Gains
Accumulated
Capital
Losses
Loss
Deferrals
Other Book
to Tax
Differences
Net Tax
Appreciation/
(Depreciation)
Janus Henderson Adaptive Risk
Managed U.S. Equity Fund $ 303,641 $ — $ — $ (6,993,729) $ (19,912) $ 227,430,123
Janus Henderson Developed
World Bond Fund — — (469,788,337) — (140,114) (7,416,084)
Janus Henderson Flexible Bond
Fund 7,871,179 — (596,275,501) — (1,042,420) (17,156,621)
Janus Henderson Global
Allocation Fund – Conservative 2,375,698 3,320,415 — — (4,659) 14,405,377
Janus Henderson Global
Allocation Fund – Growth 2,222,181 18,325,641 — — (8,641) 48,277,158
Janus Henderson Global
Allocation Fund – Moderate 1,903,964 12,026,597 — — (6,847) 29,875,400
Janus Henderson High-Yield
Fund 1,305,423 — (295,441,633) — (243,290) 3,367,190
Janus Henderson International
Dividend Fund 8,060,667 19,699,743 — — (72,094) 71,285,443
Janus Henderson Low Duration
Multi-Sector Income Fund 89,767 — (180,023,421) — (10,663) 362,888
Janus Henderson Mid Cap
Value Fund 9,359,285 114,028,223 — — (64,044) 714,265,843
Janus Henderson Multi-Sector
Income Fund 6,372,076 — (425,475,399) — (2,159,454) (4,131,218)
Janus Henderson Short Duration
Flexible Bond Fund 1,018,814 — (86,540,440) — (92,203) (3,755,137)
Janus Henderson Small Cap
Value Fund 16,232,359 117,206,841 — — (40,231) 390,477,144
Janus Henderson Small-Mid
Cap Value Fund 233,546 4,268,241 — — (2,270) 19,744,301

Janus Investment Fund
Notes to Financial Statements
304 June 30, 2026
Accumulated capital losses noted below represent net capital loss carryovers, as of June 30, 2026, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
During the year ended June 30, 2026, capital loss carryovers utilized by each Fund are as follows:
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2026 for each Fund are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, straddles, investments in partnerships, and passive foreign investment companies.
Capital Loss Carryover Schedule
For the Year ended June 30, 2026
No Expiration
Fund Short-Term Long-Term
Accumulated
Capital Losses
Janus Henderson Adaptive Risk Managed U.S. Equity Fund $— $— $—
Janus Henderson Developed World Bond Fund (245,529,806) (224,258,531) (469,788,337)
Janus Henderson Flexible Bond Fund (334,598,943) (261,676,558) (596,275,501)
Janus Henderson Global Allocation Fund – Conservative — — —
Janus Henderson Global Allocation Fund – Growth — — —
Janus Henderson Global Allocation Fund – Moderate — — —
Janus Henderson High-Yield Fund (85,517,945) (209,923,688) (295,441,633)
Janus Henderson International Dividend Fund — — —
Janus Henderson Low Duration Multi-Sector Income Fund (80,028,331) (99,995,090) (180,023,421)
Janus Henderson Mid Cap Value Fund — — —
Janus Henderson Multi-Sector Income Fund (186,558,759) (238,916,640) (425,475,399)
Janus Henderson Short Duration Flexible Bond Fund (45,687,683) (40,852,757) (86,540,440)
Janus Henderson Small Cap Value Fund — — —
Janus Henderson Small-Mid Cap Value Fund — — —
Fund
Capital Loss
Carryover Utilized
Janus Henderson Adaptive Risk Managed U.S. Equity Fund $ –
Janus Henderson Developed World Bond Fund –
Janus Henderson Flexible Bond Fund –
Janus Henderson Global Allocation Fund – Conservative 3,444,574
Janus Henderson Global Allocation Fund – Growth –
Janus Henderson Global Allocation Fund – Moderate –
Janus Henderson High-Yield Fund 15,489,119
Janus Henderson International Dividend Fund –
Janus Henderson Low Duration Multi-Sector Income Fund –
Janus Henderson Mid Cap Value Fund –
Janus Henderson Multi-Sector Income Fund 29,151,347
Janus Henderson Short Duration Flexible Bond Fund –
Janus Henderson Small Cap Value Fund –
Janus Henderson Small-Mid Cap Value Fund –
Fund Federal Tax Cost
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Tax Appreciation/
(Depreciation)
Janus Henderson Adaptive Risk Managed U.S. Equity Fund $ 403,337,880 $ 227,582,136 $ (152,504) $ 227,429,632
Janus Henderson Developed World Bond Fund 482,815,792 5,401,922 (13,342,204) (7,940,282)
Janus Henderson Flexible Bond Fund 2,867,007,591 14,021,062 (31,156,241) (17,135,179)
Janus Henderson Global Allocation Fund – Conservative 132,573,249 15,004,291 (600,070) 14,404,221
Janus Henderson Global Allocation Fund – Growth 223,905,899 48,344,509 (68,432) 48,276,077
Janus Henderson Global Allocation Fund – Moderate 185,985,450 30,305,612 (431,460) 29,874,152
Janus Henderson High-Yield Fund 680,968,996 8,443,027 (4,904,708) 3,538,319

Janus Investment Fund
Notes to Financial Statements
Janus Investment Fund 305
Information on the tax components of derivatives as of June 30, 2026 for each Fund are as follows:
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to capital.
The tax character of distributions paid during the year ended June 30, 2026 are as follows:
Fund Federal Tax Cost
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Tax Appreciation/
(Depreciation)
Janus Henderson International Dividend Fund $ 240,725,861 $ 78,298,213 $ (7,132,854) $ 71,165,359
Janus Henderson Low Duration Multi-Sector Income Fund 80,800,449 633,633 (289,867) 343,766
Janus Henderson Mid Cap Value Fund 1,307,213,483 746,897,339 (32,664,888) 714,232,451
Janus Henderson Multi-Sector Income Fund 9,172,771,760 87,813,342 (91,675,106) (3,861,764)
Janus Henderson Short Duration Flexible Bond Fund 725,448,840 785,143 (4,531,919) (3,746,776)
Janus Henderson Small Cap Value Fund 870,246,327 403,233,083 (12,763,593) 390,469,490
Janus Henderson Small-Mid Cap Value Fund 52,087,872 21,416,407 (1,672,106) 19,744,301
Fund Federal Tax Cost
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Tax Appreciation/
(Depreciation)
Janus Henderson Adaptive Risk Managed U.S. Equity Fund $ — $ — $ — $ —
Janus Henderson Developed World Bond Fund 7,574,054 335,285 — 335,285
Janus Henderson Flexible Bond Fund 6,933,486 — — —
Janus Henderson Global Allocation Fund – Conservative — — — —
Janus Henderson Global Allocation Fund – Growth — — — —
Janus Henderson Global Allocation Fund – Moderate — — — —
Janus Henderson High-Yield Fund (2,345,958) 1,608 (258,808) (257,200)
Janus Henderson International Dividend Fund — — — —
Janus Henderson Low Duration Multi-Sector Income Fund 169,831 4,912 (5,692) (780)
Janus Henderson Mid Cap Value Fund — — — —
Janus Henderson Multi-Sector Income Fund (9,194,618) — (2,329,696) (2,329,696)
Janus Henderson Short Duration Flexible Bond Fund (1,482,580) — (8,361) (8,361)
Janus Henderson Small Cap Value Fund — — — —
Janus Henderson Small-Mid Cap Value Fund — — — —
Distributions
Fund
From Ordinary
Income
From Long-Term
Capital Gains
Tax Return of
Capital
Net Investment
Loss
Janus Henderson Adaptive Risk Managed U.S. Equity Fund $ 8,700,655 $ 50,362,152 $ — $ —
Janus Henderson Developed World Bond Fund 12,199,434 — 9,227,259 —
Janus Henderson Flexible Bond Fund 126,057,159 — — —
Janus Henderson Global Allocation Fund – Conservative 3,242,834 — — —
Janus Henderson Global Allocation Fund – Growth 4,186,211 11,790,470 — —
Janus Henderson Global Allocation Fund – Moderate 4,264,099 7,315,444 — —
Janus Henderson High-Yield Fund 44,049,762 — — —
Janus Henderson International Dividend Fund 5,776,257 13,672,712 — —
Janus Henderson Low Duration Multi-Sector Income Fund 2,647,148 — — —
Janus Henderson Mid Cap Value Fund 14,097,910 160,795,706 — —
Janus Henderson Multi-Sector Income Fund 412,044,287 — — —
Janus Henderson Short Duration Flexible Bond Fund 32,326,366 — — —
Janus Henderson Small Cap Value Fund 5,924,525 41,815,408 — —
Janus Henderson Small-Mid Cap Value Fund 231,958 5,885,964 — —

Janus Investment Fund
Notes to Financial Statements
306 June 30, 2026
The tax character of distributions paid during the year ended June 30, 2025 are as follows:
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets. Capital has been adjusted, including long-term capital gains, for distributions in connection with Fund shares redemptions (tax equalization) as stated in the table below.
Distributions
Fund
From Ordinary
Income
From Long-Term
Capital Gains
Tax Return of
Capital
Net Investment
Loss
Janus Henderson Adaptive Risk Managed U.S. Equity Fund $ 13,903,647 $ 9,685,442 $ — $ —
Janus Henderson Developed World Bond Fund 12,254,108 — 16,892,852 —
Janus Henderson Flexible Bond Fund 132,265,984 — — —
Janus Henderson Global Allocation Fund – Conservative 3,098,861 — — —
Janus Henderson Global Allocation Fund – Growth 4,757,728 14,740,264 — —
Janus Henderson Global Allocation Fund – Moderate 5,899,860 1,781,811 — —
Janus Henderson High-Yield Fund 44,789,717 — — —
Janus Henderson International Dividend Fund 4,115,526 6,667,976 — —
Janus Henderson Low Duration Multi-Sector Income Fund 1,786,097 — 665,516 —
Janus Henderson Mid Cap Value Fund 18,069,510 178,160,109 — —
Janus Henderson Multi-Sector Income Fund 339,072,822 — — —
Janus Henderson Short Duration Flexible Bond Fund 35,490,254 — — —
Janus Henderson Small Cap Value Fund 18,426,794 131,649,883 — —
Janus Henderson Small-Mid Cap Value Fund 2,591,091 5,038,454 — —
Fund Total Capital
Long Term Capital
Gain
Janus Henderson Adaptive Risk Managed U.S. Equity Fund $ – $ –
Janus Henderson Developed World Bond Fund – –
Janus Henderson Flexible Bond Fund – –
Janus Henderson Global Allocation Fund – Conservative 293,019 145,198
Janus Henderson Global Allocation Fund – Growth 1,191,509 936,211
Janus Henderson Global Allocation Fund – Moderate 780,802 568,714
Janus Henderson High-Yield Fund – –
Janus Henderson International Dividend Fund 3,282,203 2,204,599
Janus Henderson Low Duration Multi-Sector Income Fund – –
Janus Henderson Mid Cap Value Fund 10,121,111 9,215,579
Janus Henderson Multi-Sector Income Fund – –
Janus Henderson Short Duration Flexible Bond Fund – –
Janus Henderson Small Cap Value Fund 15,668,992 14,217,706
Janus Henderson Small-Mid Cap Value Fund 962,273 920,093

Janus Investment Fund
Notes to Financial Statements
Janus Investment Fund 307
6. Capital Share Transactions
Year Ended June 30, 2026 Year Ended June 30, 2025
Janus Henderson Adaptive Risk Managed U.S. Equity Fund Shares Amount Shares Amount
Class A Shares
Shares sold 381,283 $ 4,823,889 416,266 $ 4,792,246
Reinvested dividends and distributions 140,182 1,707,415 51,880 628,781
Shares repurchased (379,775) (4,804,006) (416,921) (4,886,674)
Net Increase/(Decrease) 141,690 $ 1,727,298 51,225 $ 534,353
Class C Shares
Shares sold 11,908 $ 141,687 13,187 $ 146,295
Reinvested dividends and distributions 34,061 390,338 16,479 189,674
Shares repurchased (246,512) (2,945,825) (303,430) (3,365,633)
Net Increase/(Decrease) (200,543) $ (2,413,800) (273,764) $ (3,029,664)
Class D Shares
Shares sold 836,094 $ 10,335,278 1,004,165 $ 11,524,816
Reinvested dividends and distributions 2,979,982 35,312,780 1,163,227 13,737,712
Shares repurchased (3,794,689) (46,822,592) (3,203,926) (36,660,252)
Net Increase/(Decrease) 21,387 $ (1,174,534) (1,036,534) $ (11,397,724)
Class I Shares
Shares sold 358,900 $ 4,523,453 342,724 $ 4,048,911
Reinvested dividends and distributions 376,364 4,584,114 167,708 2,030,948
Shares repurchased (1,505,955) (19,068,583) (2,118,752) (24,679,546)
Net Increase/(Decrease) (770,691) $ (9,961,016) (1,608,320) $ (18,599,687)
Class N Shares
Shares sold 282,565 $ 3,593,756 1,266,897 $ 14,623,700
Reinvested dividends and distributions 356,409 4,298,291 120,951 1,451,412
Shares repurchased (904,532) (11,257,045) (444,252) (5,177,541)
Net Increase/(Decrease) (265,558) $ (3,364,998) 943,596 $ 10,897,571
Class S Shares
Shares sold 47,790 $ 604,091 90,387 $ 1,057,355
Reinvested dividends and distributions 38,313 468,951 12,467 151,602
Shares repurchased (86,868) (1,108,395) (1,802,485) (21,773,574)
Net Increase/(Decrease) (765) $ (35,353) (1,699,631) $ (20,564,617)
Class T Shares
Shares sold 1,073,696 $ 13,266,921 742,851 $ 8,519,135
Reinvested dividends and distributions 850,246 10,092,415 340,318 4,025,961
Shares repurchased (2,278,977) (28,060,245) (2,272,841) (26,099,171)
Net Increase/(Decrease) (355,035) $ (4,700,909) (1,189,672) $ (13,554,075)

Janus Investment Fund
Notes to Financial Statements
308 June 30, 2026
Year Ended June 30, 2026 Year Ended June 30, 2025
Janus Henderson Developed World Bond Fund Shares Amount Shares Amount
Class A Shares
Shares sold 566,870 $ 4,469,686 824,532 $ 6,408,579
Reinvested dividends and distributions 92,470 726,483 115,817 902,640
Shares repurchased (1,221,559) (9,624,708) (3,097,585) (24,193,887)
Net Increase/(Decrease) (562,219) $ (4,428,539) (2,157,236) $ (16,882,668)
Class C Shares
Shares sold 22,301 $ 173,399 41,714 $ 325,191
Reinvested dividends and distributions 17,974 140,143 26,050 201,375
Shares repurchased (350,703) (2,741,648) (641,642) (4,942,149)
Net Increase/(Decrease) (310,428) $ (2,428,106) (573,878) $ (4,415,583)
Class D Shares
Shares sold 2,735,968 $ 21,486,715 3,466,934 $ 26,847,685
Reinvested dividends and distributions 249,138 1,954,782 160,279 1,246,207
Shares repurchased (2,472,612) (19,366,389) (1,378,137) (10,655,443)
Net Increase/(Decrease) 512,494 $ 4,075,108 2,249,076 $ 17,438,449
Class I Shares
Shares sold 7,260,952 $ 56,899,549 16,856,257 $ 130,782,203
Reinvested dividends and distributions 1,671,689 13,078,239 2,616,223 20,292,786
Shares repurchased (26,701,237) (209,030,466) (73,551,815) (570,340,503)
Net Increase/(Decrease) (17,768,596) $ (139,052,678) (54,079,335) $ (419,265,514)
Class N Shares
Shares sold 3,942,304 $ 30,909,154 3,951,932 $ 30,601,364
Reinvested dividends and distributions 459,145 3,589,491 564,815 4,380,185
Shares repurchased (6,119,745) (47,921,473) (13,737,585) (106,362,862)
Net Increase/(Decrease) (1,718,296) $ (13,422,828) (9,220,838) $ (71,381,313)
Class S Shares
Shares sold 217 $ 1,704 1,308 $ 10,296
Reinvested dividends and distributions 292 2,292 410 3,186
Shares repurchased (5,660) (44,763) (13,359) (100,821)
Net Increase/(Decrease) (5,151) $ (40,767) (11,641) $ (87,339)
Class T Shares
Shares sold 742,424 $ 5,829,273 674,793 $ 5,235,659
Reinvested dividends and distributions 86,145 675,392 83,183 646,306
Shares repurchased (901,346) (7,087,727) (1,141,947) (8,851,905)
Net Increase/(Decrease) (72,777) $ (583,062) (383,971) $ (2,969,940)

Janus Investment Fund
Notes to Financial Statements
Janus Investment Fund 309
Year Ended June 30, 2026 Year Ended June 30, 2025
Janus Henderson Flexible Bond Fund Shares Amount Shares Amount
Class A Shares
Shares sold 2,418,180 $ 22,694,278 2,844,464 $ 26,478,770
Reinvested dividends and distributions 358,178 3,354,095 369,238 3,449,341
Shares repurchased (3,020,886) (28,329,664) (3,403,021) (31,632,699)
Net Increase/(Decrease) (244,528) $ (2,281,291) (189,319) $ (1,704,588)
Class C Shares
Shares sold 200,552 $ 1,886,854 460,997 $ 4,310,040
Reinvested dividends and distributions 58,182 545,248 73,750 689,404
Shares repurchased (686,045) (6,428,813) (811,324) (7,580,565)
Net Increase/(Decrease) (427,311) $ (3,996,711) (276,577) $ (2,581,121)
Class D Shares
Shares sold 6,565,915 $ 61,597,982 7,953,635 $ 74,081,435
Reinvested dividends and distributions 2,039,269 19,104,100 2,052,317 19,177,772
Shares repurchased (8,895,045) (83,244,879) (7,665,358) (71,368,383)
Net Increase/(Decrease) (289,861) $ (2,542,797) 2,340,594 $ 21,890,824
Class I Shares
Shares sold 24,072,193 $ 225,593,143 32,078,201 $ 298,742,067
Reinvested dividends and distributions 5,084,265 47,643,387 5,596,524 52,310,172
Shares repurchased (30,006,394) (280,917,963) (45,005,393) (419,195,770)
Net Increase/(Decrease) (849,936) $ (7,681,433) (7,330,668) $ (68,143,531)
Class N Shares
Shares sold 25,961,790 $ 243,357,558 27,614,082 $ 259,013,940
Reinvested dividends and distributions 3,318,417 31,061,043 3,129,106 29,206,700
Shares repurchased (21,172,566) (198,467,673) (12,435,582) (115,694,268)
Net Increase/(Decrease) 8,107,641 $ 75,950,928 18,307,606 $ 172,526,372
Class R Shares
Shares sold 81,570 $ 764,264 128,284 $ 1,194,473
Reinvested dividends and distributions 47,098 441,467 61,025 570,496
Shares repurchased (271,115) (2,534,699) (467,123) (4,359,399)
Net Increase/(Decrease) (142,447) $ (1,328,968) (277,814) $ (2,594,430)
Class S Shares
Shares sold 231,707 $ 2,174,270 321,202 $ 2,988,102
Reinvested dividends and distributions 59,252 555,356 73,180 683,894
Shares repurchased (598,712) (5,637,463) (487,237) (4,528,353)
Net Increase/(Decrease) (307,753) $ (2,907,837) (92,855) $ (856,357)
Class T Shares
Shares sold 3,093,843 $ 28,939,211 6,138,780 $ 57,378,740
Reinvested dividends and distributions 1,116,347 10,456,756 1,340,996 12,528,954
Shares repurchased (7,957,019) (74,505,508) (10,928,453) (101,816,416)
Net Increase/(Decrease) (3,746,829) $ (35,109,541) (3,448,677) $ (31,908,722)

Janus Investment Fund
Notes to Financial Statements
310 June 30, 2026
Year Ended June 30, 2026 Year Ended June 30, 2025
Janus Henderson Global Allocation Fund – Conservative Shares Amount Shares Amount
Class A Shares
Shares sold 42,845 $ 548,996 28,621 $ 335,953
Reinvested dividends and distributions 7,003 89,493 7,970 92,296
Shares repurchased (99,036) (1,269,149) (115,561) (1,353,777)
Net Increase/(Decrease) (49,188) $ (630,660) (78,970) $ (925,528)
Class C Shares
Shares sold 9,605 $ 120,873 1,013 $ 11,694
Reinvested dividends and distributions 939 11,817 783 8,916
Shares repurchased (55,183) (691,954) (83,174) (956,777)
Net Increase/(Decrease) (44,639) $ (559,264) (81,378) $ (936,167)
Class D Shares
Shares sold 1,113,485 $ 14,365,308 1,102,126 $ 13,054,610
Reinvested dividends and distributions 223,545 2,870,323 234,101 2,722,594
Shares repurchased (1,421,624) (18,404,331) (1,821,727) (21,564,197)
Net Increase/(Decrease) (84,594) $ (1,168,700) (485,500) $ (5,786,993)
Class I Shares
Shares sold 124,009 $ 1,620,402 52,352 $ 623,685
Reinvested dividends and distributions 2,999 38,535 4,053 47,142
Shares repurchased (93,734) (1,212,589) (86,989) (1,024,765)
Net Increase/(Decrease) 33,274 $ 446,348 (30,584) $ (353,938)
Class S Shares
Shares sold 276 $ 3,552 315 $ 3,714
Reinvested dividends and distributions 111 1,422 97 1,130
Shares repurchased (671) (8,739) (4) (46)
Net Increase/(Decrease) (284) $ (3,765) 408 $ 4,798
Class T Shares
Shares sold 190,929 $ 2,460,099 290,718 $ 3,447,800
Reinvested dividends and distributions 13,525 173,387 14,938 173,428
Shares repurchased (228,644) (2,947,319) (383,840) (4,565,966)
Net Increase/(Decrease) (24,190) $ (313,833) (78,184) $ (944,738)

Janus Investment Fund
Notes to Financial Statements
Janus Investment Fund 311
Year Ended June 30, 2026 Year Ended June 30, 2025
Janus Henderson Global Allocation Fund – Growth Shares Amount Shares Amount
Class A Shares
Shares sold 99,265 $ 1,465,064 81,674 $ 1,087,341
Reinvested dividends and distributions 32,371 462,908 41,055 526,735
Shares repurchased (63,559) (934,249) (120,851) (1,625,534)
Net Increase/(Decrease) 68,077 $ 993,723 1,878 $ (11,458)
Class C Shares
Shares sold 14,298 $ 205,067 7,016 $ 94,774
Reinvested dividends and distributions 4,111 57,594 11,289 141,674
Shares repurchased (56,071) (799,675) (62,272) (811,412)
Net Increase/(Decrease) (37,662) $ (537,014) (43,967) $ (574,964)
Class D Shares
Shares sold 1,191,068 $ 17,609,126 732,785 $ 9,942,186
Reinvested dividends and distributions 931,369 13,486,228 1,263,191 16,396,214
Shares repurchased (2,246,919) (33,576,154) (1,881,931) (25,630,828)
Net Increase/(Decrease) (124,482) $ (2,480,800) 114,045 $ 707,572
Class I Shares
Shares sold 357,437 $ 5,369,648 206,690 $ 2,808,744
Reinvested dividends and distributions 66,770 965,489 80,274 1,041,159
Shares repurchased (194,163) (2,914,472) (344,741) (4,739,100)
Net Increase/(Decrease) 230,044 $ 3,420,665 (57,777) $ (889,197)
Class S Shares
Shares sold 2,816 $ 41,020 3,676 $ 49,044
Reinvested dividends and distributions 1,897 27,159 7,818 99,600
Shares repurchased (66,693) (997,772) (30,126) (418,451)
Net Increase/(Decrease) (61,980) $ (929,593) (18,632) $ (269,807)
Class T Shares
Shares sold 459,549 $ 6,906,123 348,743 $ 4,779,726
Reinvested dividends and distributions 56,297 814,055 78,095 1,012,112
Shares repurchased (540,436) (8,133,158) (458,446) (6,252,252)
Net Increase/(Decrease) (24,590) $ (412,980) (31,608) $ (460,414)

Janus Investment Fund
Notes to Financial Statements
312 June 30, 2026
Year Ended June 30, 2026 Year Ended June 30, 2025
Janus Henderson Global Allocation Fund – Moderate Shares Amount Shares Amount
Class A Shares
Shares sold 97,831 $ 1,328,936 43,108 $ 536,417
Reinvested dividends and distributions 41,096 548,636 29,699 362,025
Shares repurchased (90,203) (1,217,715) (118,755) (1,502,091)
Net Increase/(Decrease) 48,724 $ 659,857 (45,948) $ (603,649)
Class C Shares
Shares sold 24,788 $ 338,186 1,234 $ 15,106
Reinvested dividends and distributions 2,762 36,291 1,317 15,866
Shares repurchased (25,920) (345,231) (18,137) (222,445)
Net Increase/(Decrease) 1,630 $ 29,246 (15,586) $ (191,473)
Class D Shares
Shares sold 1,230,742 $ 17,011,061 914,610 $ 11,577,609
Reinvested dividends and distributions 732,958 9,865,609 533,302 6,554,278
Shares repurchased (2,016,487) (27,830,091) (1,882,479) (23,793,435)
Net Increase/(Decrease) (52,787) $ (953,421) (434,567) $ (5,661,548)
Class I Shares
Shares sold 121,200 $ 1,679,369 45,009 $ 573,551
Reinvested dividends and distributions 16,182 217,487 11,163 136,967
Shares repurchased (57,831) (793,066) (82,623) (1,044,216)
Net Increase/(Decrease) 79,551 $ 1,103,790 (26,451) $ (333,698)
Class S Shares
Shares sold 2,181 $ 30,008 3,646 $ 45,348
Reinvested dividends and distributions 608 8,177 264 3,236
Shares repurchased (6,040) (85,027) (35,184) (440,864)
Net Increase/(Decrease) (3,251) $ (46,842) (31,274) $ (392,280)
Class T Shares
Shares sold 400,458 $ 5,513,206 374,551 $ 4,763,471
Reinvested dividends and distributions 52,138 699,695 38,119 466,961
Shares repurchased (403,040) (5,567,431) (474,013) (6,001,537)
Net Increase/(Decrease) 49,556 $ 645,470 (61,343) $ (771,105)

Janus Investment Fund
Notes to Financial Statements
Janus Investment Fund 313
Year Ended June 30, 2026 Year Ended June 30, 2025
Janus Henderson High-Yield Fund Shares Amount Shares Amount
Class A Shares
Shares sold 2,960,170 $ 22,082,599 2,997,627 $ 21,984,255
Reinvested dividends and distributions 276,229 2,059,050 258,934 1,897,088
Shares repurchased (3,727,282) (27,792,521) (2,710,131) (19,827,204)
Net Increase/(Decrease) (490,883) $ (3,650,872) 546,430 $ 4,054,139
Class C Shares
Shares sold 125,495 $ 938,025 46,540 $ 338,015
Reinvested dividends and distributions 18,570 138,500 20,284 148,727
Shares repurchased (49,211) (367,478) (171,002) (1,250,637)
Net Increase/(Decrease) 94,854 $ 709,047 (104,178) $ (763,895)
Class D Shares
Shares sold 4,550,412 $ 33,950,510 3,961,043 $ 28,912,629
Reinvested dividends and distributions 2,276,092 16,976,418 2,396,127 17,566,307
Shares repurchased (6,790,103) (50,633,955) (6,385,707) (46,480,831)
Net Increase/(Decrease) 36,401 $ 292,973 (28,537) $ (1,895)
Class I Shares
Shares sold 4,605,355 $ 34,378,978 9,390,493 $ 68,318,049
Reinvested dividends and distributions 1,075,886 8,027,610 900,026 6,601,727
Shares repurchased (11,327,495) (83,779,707) (5,698,542) (41,423,827)
Net Increase/(Decrease) (5,646,254) $ (41,373,119) 4,591,977 $ 33,495,949
Class N Shares
Shares sold 1,022,958 $ 7,639,683 3,408,341 $ 25,105,892
Reinvested dividends and distributions 225,988 1,686,864 276,686 2,028,607
Shares repurchased (1,130,141) (8,436,461) (9,805,892) (71,691,052)
Net Increase/(Decrease) 118,805 $ 890,086 (6,120,865) $ (44,556,553)
Class R Shares
Shares sold 106,358 $ 793,482 67,350 $ 492,304
Reinvested dividends and distributions 13,864 103,275 14,426 105,634
Shares repurchased (94,642) (704,451) (62,325) (453,869)
Net Increase/(Decrease) 25,580 $ 192,306 19,451 $ 144,069
Class S Shares
Shares sold 11,674 $ 87,132 15,948 $ 117,494
Reinvested dividends and distributions 5,708 42,616 6,773 49,721
Shares repurchased (36,332) (271,921) (37,710) (277,753)
Net Increase/(Decrease) (18,950) $ (142,173) (14,989) $ (110,538)
Class T Shares
Shares sold 5,623,691 $ 41,891,193 3,020,700 $ 22,151,258
Reinvested dividends and distributions 1,522,551 11,354,677 1,741,978 12,773,259
Shares repurchased (8,791,110) (65,553,421) (8,156,836) (59,646,767)
Net Increase/(Decrease) (1,644,868) $ (12,307,551) (3,394,158) $ (24,722,250)

Janus Investment Fund
Notes to Financial Statements
314 June 30, 2026
Year Ended June 30, 2026 Year Ended June 30, 2025
Janus Henderson International Dividend Fund Shares Amount Shares Amount
Class A Shares
Shares sold 197,676 $ 3,769,684 323,979 $ 5,271,710
Reinvested dividends and distributions 173,250 3,158,500 139,791 2,266,560
Shares repurchased (279,692) (5,318,232) (556,238) (9,076,382)
Net Increase/(Decrease) 91,234 $ 1,609,952 (92,468) $ (1,538,112)
Class C Shares
Shares sold 46,038 $ 844,930 29,620 $ 464,402
Reinvested dividends and distributions 12,312 215,590 13,642 213,556
Shares repurchased (90,008) (1,633,202) (182,701) (2,892,252)
Net Increase/(Decrease) (31,658) $ (572,682) (139,439) $ (2,214,294)
Class D Shares
Shares sold 1,524,978 $ 28,991,962 895,905 $ 15,030,107
Reinvested dividends and distributions 160,661 2,950,659 76,224 1,248,628
Shares repurchased (810,448) (15,452,584) (437,138) (7,155,599)
Net Increase/(Decrease) 875,191 $ 16,490,037 534,991 $ 9,123,136
Class I Shares
Shares sold 2,757,615 $ 52,700,589 5,923,302 $ 96,389,777
Reinvested dividends and distributions 634,368 11,637,864 336,486 5,520,966
Shares repurchased (2,328,751) (45,331,803) (1,930,536) (31,126,974)
Net Increase/(Decrease) 1,063,232 $ 19,006,650 4,329,252 $ 70,783,769
Class N Shares
Shares sold 80,080 $ 1,570,765 234,977 $ 3,759,479
Reinvested dividends and distributions 13,549 248,291 45,924 738,672
Shares repurchased (101,930) (1,938,632) (1,050,265) (17,749,901)
Net Increase/(Decrease) (8,301) $ (119,576) (769,364) $ (13,251,750)
Class S Shares
Shares sold 17,224 $ 357,550 4,132 $ 65,836
Reinvested dividends and distributions 1,158 21,298 690 11,198
Shares repurchased (6,755) (134,241) (389) (6,320)
Net Increase/(Decrease) 11,627 $ 244,607 4,433 $ 70,714
Class T Shares
Shares sold 392,807 $ 7,385,996 406,940 $ 6,681,550
Reinvested dividends and distributions 46,665 852,063 33,875 549,876
Shares repurchased (333,290) (6,268,390) (282,917) (4,547,449)
Net Increase/(Decrease) 106,182 $ 1,969,669 157,898 $ 2,683,977

Janus Investment Fund
Notes to Financial Statements
Janus Investment Fund 315
Year Ended June 30, 2026 Year Ended June 30, 2025
Janus Henderson Low Duration Multi-Sector Income Fund Shares Amount Shares Amount
Class A Shares
Shares sold 69,581 $ 630,806 224,224 $ 2,008,480
Reinvested dividends and distributions 40,747 369,388 37,409 335,151
Shares repurchased (295,480) (2,672,568) (188,274) (1,681,651)
Net Increase/(Decrease) (185,152) $ (1,672,374) 73,359 $ 661,980
Class C Shares
Shares sold 5,909 $ 53,753 68,600 $ 614,594
Reinvested dividends and distributions 5,069 45,907 11,586 103,680
Shares repurchased (94,812) (857,920) (274,817) (2,458,832)
Net Increase/(Decrease) (83,834) $ (758,260) (194,631) $ (1,740,558)
Class D Shares
Shares sold 917,382 $ 8,317,205 726,378 $ 6,498,551
Reinvested dividends and distributions 103,478 938,243 89,695 803,725
Shares repurchased (708,838) (6,418,107) (721,617) (6,454,661)
Net Increase/(Decrease) 312,022 $ 2,837,341 94,456 $ 847,615
Class I Shares
Shares sold 3,688,185 $ 33,253,489 224,433 $ 2,007,072
Reinvested dividends and distributions 89,977 814,739 77,308 692,300
Shares repurchased (697,022) (6,307,393) (554,203) (4,964,320)
Net Increase/(Decrease) 3,081,140 $ 27,760,835 (252,462) $ (2,264,948)
Class N Shares
Shares sold 25,819 $ 233,602 33,896 $ 302,924
Reinvested dividends and distributions 2,710 24,557 2,943 26,356
Shares repurchased (13,471) (122,465) (45,985) (412,007)
Net Increase/(Decrease) 15,058 $ 135,694 (9,146) $ (82,727)
Class R Shares
Shares sold 2,695 $ 24,451 2,349 $ 20,976
Reinvested dividends and distributions 1,638 14,854 1,710 15,331
Shares repurchased (7,914) (71,693) (6,029) (53,906)
Net Increase/(Decrease) (3,581) $ (32,388) (1,970) $ (17,599)
Class S Shares
Shares sold 40,335 $ 365,410 13,625 $ 122,013
Reinvested dividends and distributions 2,146 19,463 1,727 15,486
Shares repurchased (11,337) (102,803) (10,984) (98,163)
Net Increase/(Decrease) 31,144 $ 282,070 4,368 $ 39,336
Class T Shares
Shares sold 198,611 $ 1,794,694 126,147 $ 1,128,316
Reinvested dividends and distributions 31,917 289,103 33,450 299,448
Shares repurchased (158,998) (1,439,067) (192,976) (1,726,110)
Net Increase/(Decrease) 71,530 $ 644,730 (33,379) $ (298,346)

Janus Investment Fund
Notes to Financial Statements
316 June 30, 2026
Year Ended June 30, 2026 Year Ended June 30, 2025
Janus Henderson Mid Cap Value Fund Shares Amount Shares Amount
Class A Shares
Shares sold 202,077 $ 3,303,818 261,500 $ 4,302,528
Reinvested dividends and distributions 250,689 3,835,548 266,976 4,450,488
Shares repurchased (731,347) (12,046,156) (773,214) (12,688,388)
Net Increase/(Decrease) (278,581) $ (4,906,790) (244,738) $ (3,935,372)
Class C Shares
Shares sold 18,489 $ 296,801 85,733 $ 1,334,352
Reinvested dividends and distributions 24,954 364,334 34,948 559,175
Shares repurchased (128,767) (2,027,437) (224,160) (3,440,325)
Net Increase/(Decrease) (85,324) $ (1,366,302) (103,479) $ (1,546,798)
Class D Shares
Shares sold 1,173,906 $ 18,975,998 1,054,563 $ 16,782,425
Reinvested dividends and distributions 4,116,836 60,805,667 4,109,323 66,365,570
Shares repurchased (6,782,781) (108,848,196) (5,168,299) (82,178,903)
Net Increase/(Decrease) (1,492,039) $ (29,066,531) (4,413) $ 969,092
Class I Shares
Shares sold 1,369,405 $ 21,952,994 2,801,406 $ 44,384,318
Reinvested dividends and distributions 1,158,929 17,175,328 1,126,571 18,250,445
Shares repurchased (3,830,486) (61,509,594) (3,132,045) (49,512,379)
Net Increase/(Decrease) (1,302,152) $ (22,381,272) 795,932 $ 13,122,384
Class N Shares
Shares sold 2,353,409 $ 37,738,028 4,969,258 $ 82,726,478
Reinvested dividends and distributions 1,343,633 19,737,966 1,329,011 21,357,201
Shares repurchased (4,292,280) (68,680,885) (3,405,432) (53,502,228)
Net Increase/(Decrease) (595,238) $ (11,204,891) 2,892,837 $ 50,581,451
Class R Shares
Shares sold 151,747 $ 2,427,524 227,524 $ 3,627,694
Reinvested dividends and distributions 180,262 2,684,099 181,143 2,945,380
Shares repurchased (430,985) (6,920,085) (481,331) (7,771,622)
Net Increase/(Decrease) (98,976) $ (1,808,462) (72,664) $ (1,198,548)
Class S Shares
Shares sold 307,295 $ 5,061,347 312,145 $ 5,170,073
Reinvested dividends and distributions 289,736 4,441,658 303,314 5,065,342
Shares repurchased (859,318) (14,315,551) (844,384) (13,907,852)
Net Increase/(Decrease) (262,287) $ (4,812,546) (228,925) $ (3,672,437)
Class T Shares
Shares sold 2,014,801 $ 32,706,127 2,427,564 $ 39,078,917
Reinvested dividends and distributions 4,060,431 60,744,044 4,347,429 70,993,519
Shares repurchased (10,634,668) (172,225,116) (9,354,159) (149,760,506)
Net Increase/(Decrease) (4,559,436) $ (78,774,945) (2,579,166) $ (39,688,070)

Janus Investment Fund
Notes to Financial Statements
Janus Investment Fund 317
Year Ended June 30, 2026 Year Ended June 30, 2025
Janus Henderson Multi-Sector Income Fund Shares Amount Shares Amount
Class A Shares
Shares sold 12,406,308 $ 108,449,731 8,009,704 $ 69,068,554
Reinvested dividends and distributions 894,100 7,805,915 516,258 4,459,878
Shares repurchased (5,889,208) (51,370,732) (2,662,236) (22,941,058)
Net Increase/(Decrease) 7,411,200 $ 64,884,914 5,863,726 $ 50,587,374
Class C Shares
Shares sold 4,934,697 $ 43,172,088 5,326,709 $ 46,087,552
Reinvested dividends and distributions 682,633 5,964,103 575,858 4,977,868
Shares repurchased (2,887,056) (25,219,506) (2,286,155) (19,711,925)
Net Increase/(Decrease) 2,730,274 $ 23,916,685 3,616,412 $ 31,353,495
Class D Shares
Shares sold 3,688,293 $ 32,255,793 5,806,239 $ 50,056,865
Reinvested dividends and distributions 825,564 7,213,875 785,533 6,791,169
Shares repurchased (3,900,565) (34,032,238) (4,083,893) (35,120,864)
Net Increase/(Decrease) 613,292 $ 5,437,430 2,507,879 $ 21,727,170
Class I Shares
Shares sold 310,184,467 $ 2,707,380,957 261,084,662 $ 2,252,436,673
Reinvested dividends and distributions 40,429,060 353,062,607 34,524,894 298,327,059
Shares repurchased (176,464,518) (1,539,599,855) (152,551,865) (1,311,421,287)
Net Increase/(Decrease) 174,149,009 $ 1,520,843,709 143,057,691 $ 1,239,342,445
Class N Shares
Shares sold 16,845,605 $ 147,056,932 8,372,580 $ 72,102,826
Reinvested dividends and distributions 1,153,858 10,073,908 764,594 6,608,395
Shares repurchased (6,517,073) (56,912,418) (4,123,102) (35,487,864)
Net Increase/(Decrease) 11,482,390 $ 100,218,422 5,014,072 $ 43,223,357
Class S Shares
Shares sold 932,509 $ 8,111,703 397,530 $ 3,423,074
Reinvested dividends and distributions 67,949 592,946 32,275 278,807
Shares repurchased (144,575) (1,262,904) (139,752) (1,205,872)
Net Increase/(Decrease) 855,883 $ 7,441,745 290,053 $ 2,496,009
Class T Shares
Shares sold 4,364,655 $ 38,156,665 2,858,302 $ 24,696,002
Reinvested dividends and distributions 596,084 5,204,329 643,600 5,560,209
Shares repurchased (3,205,999) (27,932,326) (4,112,583) (35,343,788)
Net Increase/(Decrease) 1,754,740 $ 15,428,668 (610,681) $ (5,087,577)

Janus Investment Fund
Notes to Financial Statements
318 June 30, 2026
Year Ended June 30, 2026 Year Ended June 30, 2025
Janus Henderson Short Duration Flexible Bond Fund Shares Amount Shares Amount
Class A Shares
Shares sold 18,647,011 $ 54,085,690 2,500,405 $ 7,208,503
Reinvested dividends and distributions 850,226 2,461,108 424,090 1,224,068
Shares repurchased (3,394,467) (9,820,392) (3,033,129) (8,736,018)
Net Increase/(Decrease) 16,102,770 $ 46,726,406 (108,634) $ (303,447)
Class C Shares
Shares sold 821,451 $ 2,371,806 1,788,416 $ 5,143,149
Reinvested dividends and distributions 104,070 300,972 124,691 359,292
Shares repurchased (1,457,829) (4,210,760) (1,919,281) (5,519,000)
Net Increase/(Decrease) (532,308) $ (1,537,982) (6,174) $ (16,559)
Class D Shares
Shares sold 9,520,118 $ 27,577,867 12,143,731 $ 35,037,303
Reinvested dividends and distributions 2,306,958 6,682,695 2,431,712 7,025,082
Shares repurchased (11,304,375) (32,742,822) (11,011,556) (31,742,829)
Net Increase/(Decrease) 522,701 $ 1,517,740 3,563,887 $ 10,319,556
Class I Shares
Shares sold 20,642,878 $ 59,716,627 31,850,345 $ 91,716,031
Reinvested dividends and distributions 4,909,429 14,196,914 5,539,720 15,985,341
Shares repurchased (32,445,843) (93,934,685) (33,267,917) (95,874,114)
Net Increase/(Decrease) (6,893,536) $ (20,021,144) 4,122,148 $ 11,827,258
Class N Shares
Shares sold 1,044,043 $ 3,007,406 836,458 $ 2,396,951
Reinvested dividends and distributions 169,944 488,879 195,044 559,352
Shares repurchased (1,131,279) (3,252,464) (1,520,567) (4,346,522)
Net Increase/(Decrease) 82,708 $ 243,821 (489,065) $ (1,390,219)
Class S Shares
Shares sold 1,488 $ 4,307 2,643 $ 7,607
Reinvested dividends and distributions 4,767 13,788 5,352 15,422
Shares repurchased (48,957) (140,641) (5,166) (14,855)
Net Increase/(Decrease) (42,702) $ (122,546) 2,829 $ 8,174
Class T Shares
Shares sold 2,424,515 $ 7,030,206 2,403,948 $ 6,934,313
Reinvested dividends and distributions 2,488,075 7,211,988 3,119,346 9,011,492
Shares repurchased (13,334,474) (38,653,732) (11,899,516) (34,327,879)
Net Increase/(Decrease) (8,421,884) $ (24,411,538) (6,376,222) $ (18,382,074)

Janus Investment Fund
Notes to Financial Statements
Janus Investment Fund 319
Year Ended June 30, 2026 Year Ended June 30, 2025
Janus Henderson Small Cap Value Fund Shares Amount Shares Amount
Class A Shares
Shares sold 127,327 $ 3,142,317 212,746 $ 5,002,278
Reinvested dividends and distributions 28,572 680,866 88,083 2,158,034
Shares repurchased (252,441) (6,109,825) (389,956) (9,220,954)
Net Increase/(Decrease) (96,542) $ (2,286,642) (89,127) $ (2,060,642)
Class C Shares
Shares sold 15,349 $ 341,531 17,550 $ 388,649
Reinvested dividends and distributions 12,732 272,602 65,841 1,460,347
Shares repurchased (191,927) (4,117,653) (294,165) (6,109,871)
Net Increase/(Decrease) (163,846) $ (3,503,520) (210,774) $ (4,260,875)
Class D Shares
Shares sold 285,636 $ 7,071,893 280,933 $ 6,843,184
Reinvested dividends and distributions 144,048 3,376,491 393,614 9,493,974
Shares repurchased (701,661) (16,940,299) (686,501) (15,850,300)
Net Increase/(Decrease) (271,977) $ (6,491,915) (11,954) $ 486,858
Class I Shares
Shares sold 1,668,604 $ 40,501,267 1,674,463 $ 39,536,185
Reinvested dividends and distributions 454,687 10,757,899 1,594,754 38,784,425
Shares repurchased (5,312,841) (126,593,146) (44,034,313) (1,134,955,313)
Net Increase/(Decrease) (3,189,550) $ (75,333,980) (40,765,096) $ (1,056,634,703)
Class L Shares
Shares sold 98,358 $ 2,439,150 1,850,478 $ 50,696,220
Reinvested dividends and distributions 105,570 2,588,577 442,290 11,141,295
Shares repurchased (1,445,421) (35,724,574) (1,414,800) (32,857,893)
Net Increase/(Decrease) (1,241,493) $ (30,696,847) 877,968 $ 28,979,622
Class N Shares
Shares sold 3,877,741 $ 94,222,223 2,796,412 $ 65,198,467
Reinvested dividends and distributions 645,521 15,182,659 1,663,928 40,283,694
Shares repurchased (7,343,522) (176,285,149) (5,228,819) (120,599,748)
Net Increase/(Decrease) (2,820,260) $ (66,880,267) (768,479) $ (15,117,587)
Class R Shares
Shares sold 262,019 $ 6,025,224 218,917 $ 4,761,008
Reinvested dividends and distributions 70,806 1,605,178 187,841 4,391,720
Shares repurchased (285,909) (6,659,667) (215,323) (4,929,381)
Net Increase/(Decrease) 46,916 $ 970,735 191,435 $ 4,223,347
Class S Shares
Shares sold 248,661 $ 5,943,142 163,590 $ 3,857,907
Reinvested dividends and distributions 30,681 715,173 111,332 2,667,505
Shares repurchased (367,916) (8,737,364) (393,042) (8,787,053)
Net Increase/(Decrease) (88,574) $ (2,079,049) (118,120) $ (2,261,641)
Class T Shares
Shares sold 395,171 $ 9,655,558 712,353 $ 16,682,289
Reinvested dividends and distributions 374,746 8,840,267 1,134,391 27,520,336
Shares repurchased (2,189,633) (52,910,285) (3,124,786) (72,755,960)
Net Increase/(Decrease) (1,419,716) $ (34,414,460) (1,278,042) $ (28,553,335)

Janus Investment Fund
Notes to Financial Statements
320 June 30, 2026
7. Purchases and Sales of Investment Securities
For the year ended  June 30, 2026, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
Year Ended June 30, 2026 Year Ended June 30, 2025
Janus Henderson Small-Mid Cap Value Fund Shares Amount Shares Amount
Class A Shares
Shares sold 5,764 $ 90,408 35,445 $ 573,916
Reinvested dividends and distributions 17,566 258,401 13,579 225,953
Shares repurchased (12,852) (201,020) (39,077) (581,831)
Net Increase/(Decrease) 10,478 $ 147,789 9,947 $ 218,038
Class C Shares
Shares sold 1,004 $ 15,500 30,451 $ 470,889
Reinvested dividends and distributions 4,781 65,933 2,438 38,498
Shares repurchased (18,459) (266,430) (7,079) (96,005)
Net Increase/(Decrease) (12,674) $ (184,997) 25,810 $ 413,382
Class D Shares
Shares sold 690,396 $ 11,093,700 992,004 $ 16,428,080
Reinvested dividends and distributions 226,207 3,354,655 214,097 3,586,126
Shares repurchased (1,166,807) (18,721,433) (1,146,077) (18,249,686)
Net Increase/(Decrease) (250,204) $ (4,273,078) 60,024 $ 1,764,520
Class I Shares
Shares sold 48,221 $ 794,410 251,599 $ 4,293,206
Reinvested dividends and distributions 39,986 600,186 44,257 749,712
Shares repurchased (154,060) (2,472,770) (294,851) (4,665,842)
Net Increase/(Decrease) (65,853) $ (1,078,174) 1,005 $ 377,076
Class N Shares
Shares sold 88,424 $ 1,414,666 195,331 $ 3,119,005
Reinvested dividends and distributions 76,673 1,135,522 142,344 2,384,269
Shares repurchased (1,208,251) (19,038,381) (770,447) (11,902,223)
Net Increase/(Decrease) (1,043,154) $ (16,488,193) (432,772) $ (6,398,949)
Class S Shares
Shares sold 744 $ 11,402 416 $ 6,747
Reinvested dividends and distributions 1,315 19,155 899 14,829
Shares repurchased (7,860) (129,201) (1,467) (25,229)
Net Increase/(Decrease) (5,801) $ (98,644) (152) $ (3,653)
Class T Shares
Shares sold 184,206 $ 2,948,684 207,798 $ 3,164,180
Reinvested dividends and distributions 38,695 574,237 32,465 544,438
Shares repurchased (324,085) (5,125,419) (129,326) (2,053,221)
Net Increase/(Decrease) (101,184) $ (1,602,498) 110,937 $ 1,655,397
Purchases of
Securities
Proceeds
from Sales
of Securities
Purchases of
Long-Term U.S.
Government
Obligations
Proceeds
from Sales of
Long-Term U.S.
Government
Obligations
Janus Henderson Adaptive Risk Managed U.S. Equity Fund $ 419,762,532 $ 497,312,909 $ — $ —
Janus Henderson Developed World Bond Fund 419,711,810 559,028,021 — —
Janus Henderson Flexible Bond Fund 4,655,326,347 5,132,097,110 644,286,779 292,315,180
Janus Henderson Global Allocation Fund – Conservative 55,879,331 53,400,119 — —
Janus Henderson Global Allocation Fund – Growth 109,149,853 110,119,511 — —
Janus Henderson Global Allocation Fund – Moderate 81,174,157 79,265,351 — —
Janus Henderson High-Yield Fund 1,041,048,033 1,095,513,612 — —
Janus Henderson International Dividend Fund 181,121,283 161,744,298 — —
Janus Henderson Low Duration Multi-Sector Income Fund 84,917,234 59,878,562 — —

Janus Investment Fund
Notes to Financial Statements
Janus Investment Fund 321
8. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to June 30, 2026 and through the date of the issuance of each Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in each Fund's financial statements.
Purchases of
Securities
Proceeds
from Sales
of Securities
Purchases of
Long-Term U.S.
Government
Obligations
Proceeds
from Sales of
Long-Term U.S.
Government
Obligations
Janus Henderson Mid Cap Value Fund $ 600,185,343 $ 914,120,795 $ — $ —
Janus Henderson Multi-Sector Income Fund 7,445,004,913 5,822,113,045 — —
Janus Henderson Short Duration Flexible Bond Fund 780,591,549 806,256,826 84,585,756 65,477,679
Janus Henderson Small Cap Value Fund 399,786,096 651,629,564 — —
Janus Henderson Small-Mid Cap Value Fund 41,202,250 70,368,049 — —

Janus Investment Fund
Report of Independent Registered Public Accounting Firm
322 June 30, 2026
To the Board of Trustees of Janus Investment Fund and Shareholders of Janus Henderson Adaptive Risk Managed U.S.
Equity Fund, Janus Henderson Developed World Bond Fund, Janus Henderson Flexible Bond Fund, Janus Henderson
Global Allocation Fund – Conservative, Janus Henderson Global Allocation Fund – Growth, Janus Henderson Global
Allocation Fund – Moderate, Janus Henderson High-Yield Fund, Janus Henderson International Dividend Fund, Janus
Henderson Low Duration Multi-Sector Income Fund, Janus Henderson Mid Cap Value Fund, Janus Henderson Multi-
Sector Income Fund, Janus Henderson Short Duration Flexible Bond Fund, Janus Henderson Small Cap Value Fund and
Janus Henderson Small-Mid Cap Value Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Janus
Henderson Adaptive Risk Managed U.S. Equity Fund, Janus Henderson Developed World Bond Fund, Janus Henderson
Flexible Bond Fund, Janus Henderson Global Allocation Fund – Conservative, Janus Henderson Global Allocation Fund
– Growth, Janus Henderson Global Allocation Fund – Moderate, Janus Henderson High-Yield Fund, Janus Henderson
International Dividend Fund, Janus Henderson Low Duration Multi-Sector Income Fund, Janus Henderson Mid Cap
Value Fund, Janus Henderson Multi-Sector Income Fund, Janus Henderson Short Duration Flexible Bond Fund, Janus
Henderson Small Cap Value Fund and Janus Henderson Small-Mid Cap Value Fund (fourteen of the funds constituting
Janus Investment Fund, hereafter collectively referred to as the "Funds") as of June 30, 2026, the related statements of operations for the year ended June 30, 2026, the statements of changes in net assets for each of the two years in the period ended June 30, 2026, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended June 30, 2026 and each of the financial highlights for each of the five years in the period ended June 30, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the
Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
June 30, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
Denver, Colorado
August 24, 2026
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.

Janus Investment Fund
Designation Requirements (Unaudited)
Janus Investment Fund 323
For federal income tax purposes, the Funds designated the following for the year ended June 30, 2026:
Fund
Capital Gain
Distributions
Foreign Source
Income Foreign Taxes Paid
Return of Capital
Distributions
Janus Henderson Adaptive Risk Managed U.S. Equity Fund $ 50,362,152 $ – $ – $ –
Janus Henderson Developed World Bond Fund – – – 9,227,259
Janus Henderson Global Allocation Fund – Conservative 145,198 1,003,380 38,327 –
Janus Henderson Global Allocation Fund – Growth 12,726,681 1,680,457 116,496 –
Janus Henderson Global Allocation Fund – Moderate 7,884,158 1,403,785 75,184 –
Janus Henderson International Dividend Fund 15,877,311 7,162,249 196,013 –
Janus Henderson Mid Cap Value Fund 170,011,285 – – –
Janus Henderson Small Cap Value Fund 56,033,114 – – –
Janus Henderson Small-Mid Cap Value Fund 6,806,057 – – –
Fund
Dividends Received
Deduction
Qualified Dividend
Income Percentage
Section 163(j)
Interest Dividend
Janus Henderson Adaptive Risk Managed U.S. Equity Fund 100% 100% – %
Janus Henderson Developed World Bond Fund – – 100
Janus Henderson Flexible Bond Fund – – 97
Janus Henderson Global Allocation Fund – Conservative 7 19 2
Janus Henderson Global Allocation Fund – Growth 15 41 2
Janus Henderson Global Allocation Fund – Moderate 10 29 2
Janus Henderson High-Yield Fund 0
*
– 98
Janus Henderson International Dividend Fund 0
*
56 2
Janus Henderson Low Duration Multi-Sector Income Fund – – 94
Janus Henderson Mid Cap Value Fund 100 100 –
Janus Henderson Multi-Sector Income Fund 1 1 91
Janus Henderson Short Duration Flexible Bond Fund – – 99
Janus Henderson Small Cap Value Fund 93 93 3
Janus Henderson Small-Mid Cap Value Fund 100 100 –
* Less than 0.50%.

Janus Investment Fund
Additional Information
(unaudited)
324 June 30, 2026
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Special meetings of Janus Investment Fund (“JIF”) shareholders were held on May 18, 2026 and adjourned and reconvened on May 29, 2026, June 11, 2026, and June 29, 2026. (together, the "meeting"). At the meeting, the following matters were voted on and approved by shareholders. Each vote reported represents one dollar of net asset value held on the record date for the meeting. The results of the meeting are noted below.
Proposals
1. For all JIF Funds, to approve a new investment advisory agreement between the Trust, on behalf of the Fund, and Janus Henderson Investors US LLC (“Janus Henderson Investors” or the “Adviser”).
Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Janus Henderson Developed World Bond Fund
Janus Henderson Flexible Bond Fund
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
612,660,589.790 311,516,444.802 13,373,260.337 11,773,116.090 53,197,335.110 389,860,156.338
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
50.846 2.183 1.922 8.683 63.634 79.905 3.430 3.020 13.645 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
557,907,299.532 283,061,310.602 4,152,955.056 5,234,136.111 135,080,713.100 427,529,114.868
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
50.736 0.744 0.938 24.212 76.631 66.209 0.971 1.224 31.596 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
2,716,253,777.014 1,087,409,071.413 22,934,454.165 32,947,979.483 249,644,722.070 1,392,936,227.131
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
40.033 0.844 1.213 9.191 51.282 78.066 1.646 2.365 17.922 100.000

Janus Investment Fund
Additional Information
(unaudited)
Janus Investment Fund 325
Janus Henderson Global Allocation Fund – Conservative
Janus Henderson Global Allocation Fund – Growth
Janus Henderson Global Allocation Fund – Moderate
Janus Henderson High-Yield Fund
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
145,784,755.464 76,838,500.561 2,357,889.967 1,829,208.405 5,844,147.200 86,869,746.133
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
52.707 1.617 1.255 4.009 59.588 88.453 2.714 2.106 6.727 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
260,158,950.113 133,822,082.070 5,556,376.302 5,827,247.040 8,728,269.640 153,933,975.052
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
51.439 2.136 2.240 3.355 59.169 86.935 3.610 3.786 5.670 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
212,095,650.118 110,296,755.370 3,617,362.614 2,889,516.011 10,021,126.860 126,824,760.855
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
52.003 1.706 1.362 4.725 59.796 86.968 2.852 2.278 7.902 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
703,262,413.300 353,274,441.184 14,408,595.529 18,654,736.121 129,795,882.120 516,133,654.954
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
50.234 2.049 2.653 18.456 73.391 68.446 2.792 3.614 25.148 100.000

Janus Investment Fund
Additional Information
(unaudited)
326 June 30, 2026
Janus Henderson International Dividend Fund
Janus Henderson Low Duration Multi-Sector Income Fund
Janus Henderson Mid Cap Value Fund
Janus Henderson Multi-Sector Income Fund
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
284,674,004.873 144,977,447.426 4,739,709.127 5,391,702.740 94,500,075.960 249,608,935.253
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
50.928 1.665 1.894 33.196 87.682 58.082 1.899 2.160 37.859 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
52,218,902.104 21,485,205.978 602,862.664 687,240.584 6,317,657.650 29,092,966.876
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
41.144 1.154 1.316 12.098 55.713 73.850 2.072 2.362 21.715 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
2,030,806,200.028 850,844,711.544 29,846,829.491 29,497,365.180 296,244,077.860 1,206,432,984.075
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
41.897 1.470 1.452 14.588 59.407 70.526 2.474 2.445 24.555 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
6,812,836,079.063 2,968,016,499.111 43,871,687.067 55,302,499.115 944,694,800.098 4,011,885,485.391
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
43.565 0.644 0.812 13.866 58.887 73.981 1.094 1.378 23.547 100.000

Janus Investment Fund
Additional Information
(unaudited)
Janus Investment Fund 327
Janus Henderson Short Duration Flexible Bond Fund
Janus Henderson Small Cap Value Fund
Janus Henderson Small-Mid Cap Value Fund
2. For all JIF Funds, to elect eight trustees as the Board of Trustees of the Trust.
Janus Henderson Adaptive Risk Managed U.S. Equity Fund
2.01 To elect Cheryl D. Alston to the Board of Trustees of the Trust.
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
732,918,054.565 384,051,232.951 7,718,154.162 9,090,649.106 160,896,106.840 561,756,143.059
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
52.400 1.053 1.240 21.953 76.647 68.366 1.374 1.618 28.642 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
1,259,865,565.475 588,213,177.444 11,117,480.890 8,856,302.146 133,086,514.740 741,273,475.220
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
46.689 0.882 0.703 10.564 58.838 79.352 1.500 1.195 17.954 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
79,407,321.907 37,236,751.209 2,213,714.084 2,061,509.656 5,341,182.420 46,853,157.369
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
46.893 2.788 2.596 6.726 59.004 79.475 4.725 4.400 11.400 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
612,660,589.790 362,737,817.979 26,448,373.597 0.000 0.000 389,186,191.576
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
59.207 4.317 0.000 0.000 63.524 93.204 6.796 0.000 0.000 100.000

Janus Investment Fund
Additional Information
(unaudited)
328 June 30, 2026
2.02 To elect Darrell B. Jackson to the Board of Trustees of the Trust.
2.03 To elect Dominic Janssens to the Board of Trustees of the Trust.
2.04 To elect Alan A. Brown to the Board of Trustees of the Trust.
2.05 To elect Raudline Etienne to the Board of Trustees of the Trust.
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
612,660,589.790 361,896,096.576 27,290,094.999 0.000 0.000 389,186,191.576
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
59.070 4.454 0.000 0.000 63.524 92.988 7.012 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
612,660,589.790 363,279,623.759 25,906,567.817 0.000 0.000 389,186,191.576
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
59.295 4.229 0.000 0.000 63.524 93.343 6.657 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
612,660,589.790 362,826,020.427 26,360,171.148 0.000 0.000 389,186,191.576
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
59.221 4.303 0.000 0.000 63.524 93.227 6.773 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
612,660,589.790 362,093,753.996 27,092,437.579 0.000 0.000 389,186,191.576
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
59.102 4.422 0.000 0.000 63.524 93.039 6.961 0.000 0.000 100.000

Janus Investment Fund
Additional Information
(unaudited)
Janus Investment Fund 329
2.06 To elect William F. McCalpin to the Board of Trustees of the Trust.
2.07 To elect Gary A. Poliner to the Board of Trustees of the Trust.
2.08 To elect Gwen L. Shaneyfelt to the Board of Trustees of the Trust.
Janus Henderson Developed World Bond Fund
2.01 To elect Cheryl D. Alston to the Board of Trustees of the Trust.
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
612,660,589.790 363,021,562.890 26,164,628.686 0.000 0.000 389,186,191.576
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
59.253 4.271 0.000 0.000 63.524 93.277 6.723 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
612,660,589.790 364,170,678.293 25,015,513.283 0.000 0.000 389,186,191.576
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
59.441 4.083 0.000 0.000 63.524 93.572 6.428 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
612,660,589.790 362,829,574.635 26,356,616.941 0.000 0.000 389,186,191.576
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
59.222 4.302 0.000 0.000 63.524 93.228 6.772 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
557,907,299.532 397,686,654.156 7,335,337.754 0.000 0.000 405,021,991.910
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
71.282 1.315 0.000 0.000 72.597 98.189 1.811 0.000 0.000 100.000

Janus Investment Fund
Additional Information
(unaudited)
330 June 30, 2026
2.02 To elect Darrell B. Jackson to the Board of Trustees of the Trust.
2.03 To elect Dominic Janssens to the Board of Trustees of the Trust.
2.04 To elect Alan A. Brown to the Board of Trustees of the Trust.
2.05 To elect Raudline Etienne to the Board of Trustees of the Trust.
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
557,907,299.532 397,247,051.600 7,774,940.310 0.000 0.000 405,021,991.910
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
71.203 1.394 0.000 0.000 72.597 98.080 1.920 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
557,907,299.532 397,118,910.391 7,903,081.519 0.000 0.000 405,021,991.910
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
71.180 1.417 0.000 0.000 72.597 98.049 1.951 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
557,907,299.532 393,053,578.725 11,968,413.186 0.000 0.000 405,021,991.910
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
70.451 2.145 0.000 0.000 72.597 97.045 2.955 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
557,907,299.532 397,784,607.011 7,237,384.899 0.000 0.000 405,021,991.910
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
71.299 1.297 0.000 0.000 72.597 98.213 1.787 0.000 0.000 100.000

Janus Investment Fund
Additional Information
(unaudited)
Janus Investment Fund 331
2.06 To elect William F. McCalpin to the Board of Trustees of the Trust.
2.07 To elect Gary A. Poliner to the Board of Trustees of the Trust.
2.08 To elect Gwen L. Shaneyfelt to the Board of Trustees of the Trust.
Janus Henderson Flexible Bond
2.01 To elect Cheryl D. Alston to the Board of Trustees of the Trust.
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
557,907,299.532 393,301,982.511 11,720,009.399 0.000 0.000 405,021,991.910
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
70.496 2.101 0.000 0.000 72.597 97.106 2.894 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
557,907,299.532 396,741,034.928 8,280,956.983 0.000 0.000 405,021,991.910
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
71.112 1.484 0.000 0.000 72.597 97.955 2.045 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
557,907,299.532 397,979,464.380 7,042,527.531 0.000 0.000 405,021,991.910
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
71.334 1.262 0.000 0.000 72.597 98.261 1.739 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
2,716,253,777.014 1,352,369,438.101 39,432,648.184 0.000 0.000 1,391,802,086.285
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
49.788 1.452 0.000 0.000 51.240 97.167 2.833 0.000 0.000 100.000

Janus Investment Fund
Additional Information
(unaudited)
332 June 30, 2026
2.02 To elect Darrell B. Jackson to the Board of Trustees of the Trust.
2.03 To elect Dominic Janssens to the Board of Trustees of the Trust.
2.04 To elect Alan A. Brown to the Board of Trustees of the Trust.
2.05 To elect Raudline Etienne to the Board of Trustees of the Trust.
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
2,716,253,777.014 1,351,496,345.163 40,305,741.122 0.000 0.000 1,391,802,086.285
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
49.756 1.484 0.000 0.000 51.240 97.104 2.896 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
2,716,253,777.014 1,352,587,219.451 39,214,866.833 0.000 0.000 1,391,802,086.285
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
49.796 1.444 0.000 0.000 51.240 97.182 2.818 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
2,716,253,777.014 1,297,735,798.462 94,066,287.823 0.000 0.000 1,391,802,086.285
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
47.777 3.463 0.000 0.000 51.240 93.241 6.759 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
2,716,253,777.014 1,351,866,690.107 39,935,396.178 0.000 0.000 1,391,802,086.285
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
49.770 1.470 0.000 0.000 51.240 97.131 2.869 0.000 0.000 100.000

Janus Investment Fund
Additional Information
(unaudited)
Janus Investment Fund 333
2.06 To elect William F. McCalpin to the Board of Trustees of the Trust.
2.07 To elect Gary A. Poliner to the Board of Trustees of the Trust.
2.08 To elect Gwen L. Shaneyfelt to the Board of Trustees of the Trust.
Janus Henderson Global Allocation Fund – Conservative
2.01 To elect Cheryl D. Alston to the Board of Trustees of the Trust.
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
2,716,253,777.014 1,306,087,688.939 85,714,397.345 0.000 0.000 1,391,802,086.285
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
48.084 3.156 0.000 0.000 51.240 93.841 6.159 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
2,716,253,777.014 1,345,793,572.068 46,008,514.217 0.000 0.000 1,391,802,086.285
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
49.546 1.694 0.000 0.000 51.240 96.694 3.306 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
2,716,253,777.014 1,353,598,818.915 38,203,267.370 0.000 0.000 1,391,802,086.285
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
49.833 1.406 0.000 0.000 51.240 97.255 2.745 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
145,784,755.464 82,716,431.549 3,847,799.836 0.000 0.000 86,564,231.385
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
56.739 2.639 0.000 0.000 59.378 95.555 4.445 0.000 0.000 100.000

Janus Investment Fund
Additional Information
(unaudited)
334 June 30, 2026
2.02 To elect Darrell B. Jackson to the Board of Trustees of the Trust.
2.03 To elect Dominic Janssens to the Board of Trustees of the Trust.
2.04 To elect Alan A. Brown to the Board of Trustees of the Trust.
2.05 To elect Raudline Etienne to the Board of Trustees of the Trust.
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
145,784,755.464 82,329,355.326 4,234,876.058 0.000 0.000 86,564,231.385
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
56.473 2.905 0.000 0.000 59.378 95.108 4.892 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
145,784,755.464 82,874,219.625 3,690,011.760 0.000 0.000 86,564,231.385
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
56.847 2.531 0.000 0.000 59.378 95.737 4.263 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
145,784,755.464 82,827,418.685 3,736,812.699 0.000 0.000 86,564,231.385
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
56.815 2.563 0.000 0.000 59.378 95.683 4.317 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
145,784,755.464 82,588,722.204 3,975,509.181 0.000 0.000 86,564,231.385
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
56.651 2.727 0.000 0.000 59.378 95.407 4.593 0.000 0.000 100.000

Janus Investment Fund
Additional Information
(unaudited)
Janus Investment Fund 335
2.06 To elect William F. McCalpin to the Board of Trustees of the Trust.
2.07 To elect Gary A. Poliner to the Board of Trustees of the Trust.
2.08 To elect Gwen L. Shaneyfelt to the Board of Trustees of the Trust.
Janus Henderson Global Allocation Fund – Growth
2.01 To elect Cheryl D. Alston to the Board of Trustees of the Trust.
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
145,784,755.464 82,920,582.239 3,643,649.146 0.000 0.000 86,564,231.385
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
56.879 2.499 0.000 0.000 59.378 95.791 4.209 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
145,784,755.464 82,941,405.464 3,622,825.921 0.000 0.000 86,564,231.385
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
56.893 2.485 0.000 0.000 59.378 95.815 4.185 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
145,784,755.464 82,761,211.013 3,803,020.372 0.000 0.000 86,564,231.385
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
56.769 2.609 0.000 0.000 59.378 95.607 4.393 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
260,158,950.113 144,652,871.669 9,095,942.696 0.000 0.000 153,748,814.365
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
55.602 3.496 0.000 0.000 59.098 94.084 5.916 0.000 0.000 100.000

Janus Investment Fund
Additional Information
(unaudited)
336 June 30, 2026
2.02 To elect Darrell B. Jackson to the Board of Trustees of the Trust.
2.03 To elect Dominic Janssens to the Board of Trustees of the Trust.
2.04 To elect Alan A. Brown to the Board of Trustees of the Trust.
2.05 To elect Raudline Etienne to the Board of Trustees of the Trust.
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
260,158,950.113 144,946,938.323 8,801,876.042 0.000 0.000 153,748,814.365
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
55.715 3.383 0.000 0.000 59.098 94.275 5.725 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
260,158,950.113 145,036,444.447 8,712,369.918 0.000 0.000 153,748,814.365
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
55.749 3.349 0.000 0.000 59.098 94.333 5.667 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
260,158,950.113 145,072,531.723 8,676,282.642 0.000 0.000 153,748,814.365
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
55.763 3.335 0.000 0.000 59.098 94.357 5.643 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
260,158,950.113 144,504,896.810 9,243,917.556 0.000 0.000 153,748,814.365
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
55.545 3.553 0.000 0.000 59.098 93.988 6.012 0.000 0.000 100.000

Janus Investment Fund
Additional Information
(unaudited)
Janus Investment Fund 337
2.06 To elect William F. McCalpin to the Board of Trustees of the Trust.
2.07 To elect Gary A. Poliner to the Board of Trustees of the Trust.
2.08 To elect Gwen L. Shaneyfelt to the Board of Trustees of the Trust.
Janus Henderson Global Allocation Fund – Moderate
2.01 To elect Cheryl D. Alston to the Board of Trustees of the Trust.
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
260,158,950.113 144,985,714.216 8,763,100.150 0.000 0.000 153,748,814.365
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
55.730 3.368 0.000 0.000 59.098 94.300 5.700 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
260,158,950.113 144,761,852.226 8,986,962.139 0.000 0.000 153,748,814.365
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
55.644 3.454 0.000 0.000 59.098 94.155 5.845 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
260,158,950.113 144,851,150.011 8,897,664.354 0.000 0.000 153,748,814.365
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
55.678 3.420 0.000 0.000 59.098 94.213 5.787 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
212,095,650.118 120,210,522.619 6,379,214.408 0.000 0.000 126,589,737.027
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
56.678 3.008 0.000 0.000 59.685 94.961 5.039 0.000 0.000 100.000

Janus Investment Fund
Additional Information
(unaudited)
338 June 30, 2026
2.02 To elect Darrell B. Jackson to the Board of Trustees of the Trust.
2.03 To elect Dominic Janssens to the Board of Trustees of the Trust.
2.04 To elect Alan A. Brown to the Board of Trustees of the Trust.
2.05 To elect Raudline Etienne to the Board of Trustees of the Trust.
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
212,095,650.118 120,029,903.139 6,559,833.888 0.000 0.000 126,589,737.027
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
56.592 3.093 0.000 0.000 59.685 94.818 5.182 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
212,095,650.118 120,229,966.444 6,359,770.583 0.000 0.000 126,589,737.027
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
56.687 2.999 0.000 0.000 59.685 94.976 5.024 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
212,095,650.118 120,223,218.736 6,366,518.291 0.000 0.000 126,589,737.027
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
56.683 3.002 0.000 0.000 59.685 94.971 5.029 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
212,095,650.118 120,023,606.697 6,566,130.330 0.000 0.000 126,589,737.027
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
56.589 3.096 0.000 0.000 59.685 94.813 5.187 0.000 0.000 100.000

Janus Investment Fund
Additional Information
(unaudited)
Janus Investment Fund 339
2.06 To elect William F. McCalpin to the Board of Trustees of the Trust.
2.07 To elect Gary A. Poliner to the Board of Trustees of the Trust.
2.08 To elect Gwen L. Shaneyfelt to the Board of Trustees of the Trust.
Janus Henderson High-Yield Fund
2.01 To elect Cheryl D. Alston to the Board of Trustees of the Trust.
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
212,095,650.118 120,247,601.009 6,342,136.018 0.000 0.000 126,589,737.027
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
56.695 2.990 0.000 0.000 59.685 94.990 5.010 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
212,095,650.118 120,046,714.157 6,543,022.869 0.000 0.000 126,589,737.027
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
56.600 3.085 0.000 0.000 59.685 94.831 5.169 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
212,095,650.118 119,923,420.772 6,666,316.255 0.000 0.000 126,589,737.027
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
56.542 3.143 0.000 0.000 59.685 94.734 5.266 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
703,262,413.300 465,634,213.248 28,100,527.113 0.000 0.000 493,734,740.361
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
66.211 3.996 0.000 0.000 70.206 94.309 5.691 0.000 0.000 100.000

Janus Investment Fund
Additional Information
(unaudited)
340 June 30, 2026
2.02 To elect Darrell B. Jackson to the Board of Trustees of the Trust.
2.03 To elect Dominic Janssens to the Board of Trustees of the Trust.
2.04 To elect Alan A. Brown to the Board of Trustees of the Trust.
2.05 To elect Raudline Etienne to the Board of Trustees of the Trust.
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
703,262,413.300 464,998,794.704 28,735,945.656 0.000 0.000 493,734,740.361
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
66.120 4.086 0.000 0.000 70.206 94.180 5.820 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
703,262,413.300 465,572,004.436 28,162,735.925 0.000 0.000 493,734,740.361
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
66.202 4.005 0.000 0.000 70.206 94.296 5.704 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
703,262,413.300 465,475,181.252 28,259,559.109 0.000 0.000 493,734,740.361
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
66.188 4.018 0.000 0.000 70.206 94.276 5.724 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
703,262,413.300 464,775,498.294 28,959,242.067 0.000 0.000 493,734,740.361
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
66.088 4.118 0.000 0.000 70.206 94.135 5.865 0.000 0.000 100.000

Janus Investment Fund
Additional Information
(unaudited)
Janus Investment Fund 341
2.06 To elect William F. McCalpin to the Board of Trustees of the Trust.
2.07 To elect Gary A. Poliner to the Board of Trustees of the Trust.
2.08 To elect Gwen L. Shaneyfelt to the Board of Trustees of the Trust.
Janus Henderson International Dividend Fund
2.01 To elect Cheryl D. Alston to the Board of Trustees of the Trust.
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
703,262,413.300 465,422,440.559 28,312,299.802 0.000 0.000 493,734,740.361
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
66.180 4.026 0.000 0.000 70.206 94.266 5.734 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
703,262,413.300 466,160,265.330 27,574,475.031 0.000 0.000 493,734,740.361
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
66.285 3.921 0.000 0.000 70.206 94.415 5.585 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
703,262,413.300 466,041,019.511 27,693,720.849 0.000 0.000 493,734,740.361
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
66.268 3.938 0.000 0.000 70.206 94.391 5.609 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
284,674,004.873 232,821,041.858 9,082,222.690 0.000 0.000 241,903,264.548
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
81.785 3.190 0.000 0.000 84.976 96.246 3.754 0.000 0.000 100.000

Janus Investment Fund
Additional Information
(unaudited)
342 June 30, 2026
2.02 To elect Darrell B. Jackson to the Board of Trustees of the Trust.
2.03 To elect Dominic Janssens to the Board of Trustees of the Trust.
2.04 To elect Alan A. Brown to the Board of Trustees of the Trust.
2.05 To elect Raudline Etienne to the Board of Trustees of the Trust.
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
284,674,004.873 232,706,346.901 9,196,917.647 0.000 0.000 241,903,264.548
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
81.745 3.231 0.000 0.000 84.976 96.198 3.802 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
284,674,004.873 232,160,691.502 9,742,573.045 0.000 0.000 241,903,264.548
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
81.553 3.422 0.000 0.000 84.976 95.973 4.027 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
284,674,004.873 232,167,049.998 9,736,214.550 0.000 0.000 241,903,264.548
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
81.555 3.420 0.000 0.000 84.976 95.975 4.025 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
284,674,004.873 231,635,778.159 10,267,486.388 0.000 0.000 241,903,264.548
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
81.369 3.607 0.000 0.000 84.976 95.756 4.244 0.000 0.000 100.000

Janus Investment Fund
Additional Information
(unaudited)
Janus Investment Fund 343
2.06 To elect William F. McCalpin to the Board of Trustees of the Trust.
2.07 To elect Gary A. Poliner to the Board of Trustees of the Trust.
2.08 To elect Gwen L. Shaneyfelt to the Board of Trustees of the Trust.
Janus Henderson Low Duration Multi-Sector Income Fund
2.01 To elect Cheryl D. Alston to the Board of Trustees of the Trust.
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
284,674,004.873 232,665,903.276 9,237,361.272 0.000 0.000 241,903,264.548
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
81.731 3.245 0.000 0.000 84.976 96.181 3.819 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
284,674,004.873 232,776,118.661 9,127,145.886 0.000 0.000 241,903,264.548
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
81.769 3.206 0.000 0.000 84.976 96.227 3.773 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
284,674,004.873 232,829,156.722 9,074,107.825 0.000 0.000 241,903,264.548
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
81.788 3.188 0.000 0.000 84.976 96.249 3.751 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
52,218,902.104 28,062,825.997 960,504.299 0.000 0.000 29,023,330.296
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
53.741 1.839 0.000 0.000 55.580 96.691 3.309 0.000 0.000 100.000

Janus Investment Fund
Additional Information
(unaudited)
344 June 30, 2026
2.02 To elect Darrell B. Jackson to the Board of Trustees of the Trust.
2.03 To elect Dominic Janssens to the Board of Trustees of the Trust.
2.04 To elect Alan A. Brown to the Board of Trustees of the Trust.
2.05 To elect Raudline Etienne to the Board of Trustees of the Trust.
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
52,218,902.104 27,688,206.974 1,335,123.322 0.000 0.000 29,023,330.296
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
53.023 2.557 0.000 0.000 55.580 95.400 4.600 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
52,218,902.104 27,426,693.196 1,596,637.100 0.000 0.000 29,023,330.296
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
52.523 3.058 0.000 0.000 55.580 94.499 5.501 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
52,218,902.104 27,713,381.526 1,309,948.770 0.000 0.000 29,023,330.296
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
53.072 2.509 0.000 0.000 55.580 95.487 4.513 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
52,218,902.104 27,415,570.745 1,607,759.551 0.000 0.000 29,023,330.296
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
52.501 3.079 0.000 0.000 55.580 94.460 5.540 0.000 0.000 100.000

Janus Investment Fund
Additional Information
(unaudited)
Janus Investment Fund 345
2.06 To elect William F. McCalpin to the Board of Trustees of the Trust.
2.07 To elect Gary A. Poliner to the Board of Trustees of the Trust.
2.08 To elect Gwen L. Shaneyfelt to the Board of Trustees of the Trust.
Janus Henderson Mid Cap Value Fund
2.01 To elect Cheryl D. Alston to the Board of Trustees of the Trust.
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
52,218,902.104 27,751,346.765 1,271,983.531 0.000 0.000 29,023,330.296
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
53.144 2.436 0.000 0.000 55.580 95.617 4.383 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
52,218,902.104 27,716,459.645 1,306,870.651 0.000 0.000 29,023,330.296
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
53.077 2.503 0.000 0.000 55.580 95.497 4.503 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
52,218,902.104 27,994,811.691 1,028,518.604 0.000 0.000 29,023,330.296
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
53.610 1.970 0.000 0.000 55.580 96.456 3.544 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
2,030,806,200.028 1,146,462,230.067 59,453,197.893 0.000 0.000 1,205,915,427.959
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
56.454 2.928 0.000 0.000 59.381 95.070 4.930 0.000 0.000 100.000

Janus Investment Fund
Additional Information
(unaudited)
346 June 30, 2026
2.02 To elect Darrell B. Jackson to the Board of Trustees of the Trust.
2.03 To elect Dominic Janssens to the Board of Trustees of the Trust.
2.04 To elect Alan A. Brown to the Board of Trustees of the Trust.
2.05 To elect Raudline Etienne to the Board of Trustees of the Trust.
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
2,030,806,200.028 1,144,261,855.055 61,653,572.905 0.000 0.000 1,205,915,427.959
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
56.345 3.036 0.000 0.000 59.381 94.887 5.113 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
2,030,806,200.028 1,146,464,247.302 59,451,180.657 0.000 0.000 1,205,915,427.959
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
56.454 2.927 0.000 0.000 59.381 95.070 4.930 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
2,030,806,200.028 1,141,264,818.455 64,650,609.504 0.000 0.000 1,205,915,427.959
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
56.198 3.183 0.000 0.000 59.381 94.639 5.361 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
2,030,806,200.028 1,143,411,825.361 62,503,602.598 0.000 0.000 1,205,915,427.959
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
56.303 3.078 0.000 0.000 59.381 94.817 5.183 0.000 0.000 100.000

Janus Investment Fund
Additional Information
(unaudited)
Janus Investment Fund 347
2.06 To elect William F. McCalpin to the Board of Trustees of the Trust.
2.07 To elect Gary A. Poliner to the Board of Trustees of the Trust.
2.08 To elect Gwen L. Shaneyfelt to the Board of Trustees of the Trust.
Janus Henderson Multi-Sector Income Fund
2.01 To elect Cheryl D. Alston to the Board of Trustees of the Trust.
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
2,030,806,200.028 1,140,671,852.086 65,243,575.873 0.000 0.000 1,205,915,427.959
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
56.166 3.213 0.000 0.000 59.381 94.590 5.410 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
2,030,806,200.028 1,145,125,916.958 60,789,511.002 0.000 0.000 1,205,915,427.959
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
56.388 2.993 0.000 0.000 59.381 94.959 5.041 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
2,030,806,200.028 1,146,804,474.084 59,110,953.875 0.000 0.000 1,205,915,427.959
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
56.470 2.911 0.000 0.000 59.381 95.098 4.902 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
6,812,836,079.063 3,920,508,516.707 91,060,403.615 0.000 0.000 4,011,568,920.321
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
57.546 1.337 0.000 0.000 58.883 97.730 2.270 0.000 0.000 100.000

Janus Investment Fund
Additional Information
(unaudited)
348 June 30, 2026
2.02 To elect Darrell B. Jackson to the Board of Trustees of the Trust.
2.03 To elect Dominic Janssens to the Board of Trustees of the Trust.
2.04 To elect Alan A. Brown to the Board of Trustees of the Trust.
2.05 To elect Raudline Etienne to the Board of Trustees of the Trust.
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
6,812,836,079.063 3,917,535,314.408 94,071,865.100 0.000 0.000 4,011,607,179.508
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
57.502 1.381 0.000 0.000 58.883 97.655 2.345 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
6,812,836,079.063 3,917,529,368.404 94,009,243.755 0.000 0.000 4,011,538,612.159
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
57.502 1.380 0.000 0.000 58.882 97.657 2.343 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
6,812,836,079.063 3,734,268,202.287 277,308,669.059 0.000 0.000 4,011,576,871.346
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
54.812 4.070 0.000 0.000 58.883 93.087 6.913 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
6,812,836,079.063 3,918,032,976.464 93,574,203.044 0.000 0.000 4,011,607,179.508
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
57.510 1.373 0.000 0.000 58.883 97.667 2.333 0.000 0.000 100.000

Janus Investment Fund
Additional Information
(unaudited)
Janus Investment Fund 349
2.06 To elect William F. McCalpin to the Board of Trustees of the Trust.
2.07 To elect Gary A. Poliner to the Board of Trustees of the Trust.
2.08 To elect Gwen L. Shaneyfelt to the Board of Trustees of the Trust.
Janus Henderson Short Duration Flexible Bond Fund
2.01 To elect Cheryl D. Alston to the Board of Trustees of the Trust.
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
6,812,836,079.063 3,734,481,241.903 277,095,629.443 0.000 0.000 4,011,576,871.346
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
54.815 4.067 0.000 0.000 58.883 93.093 6.907 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
6,812,836,079.063 3,918,900,722.238 92,637,889.922 0.000 0.000 4,011,538,612.159
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
57.522 1.360 0.000 0.000 58.882 97.691 2.309 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
6,812,836,079.063 3,922,737,247.752 88,831,672.570 0.000 0.000 4,011,568,920.321
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
57.579 1.304 0.000 0.000 58.883 97.786 2.214 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
732,918,054.565 543,614,290.006 17,757,513.645 0.000 0.000 561,371,803.651
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
74.171 2.423 0.000 0.000 76.594 96.837 3.163 0.000 0.000 100.000

Janus Investment Fund
Additional Information
(unaudited)
350 June 30, 2026
2.02 To elect Darrell B. Jackson to the Board of Trustees of the Trust.
2.03 To elect Dominic Janssens to the Board of Trustees of the Trust.
2.04 To elect Alan A. Brown to the Board of Trustees of the Trust.
2.05 To elect Raudline Etienne to the Board of Trustees of the Trust.
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
732,918,054.565 544,205,970.916 17,165,832.735 0.000 0.000 561,371,803.651
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
74.252 2.342 0.000 0.000 76.594 96.942 3.058 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
732,918,054.565 544,288,418.852 17,083,384.799 0.000 0.000 561,371,803.651
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
74.263 2.331 0.000 0.000 76.594 96.957 3.043 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
732,918,054.565 541,871,150.036 19,500,653.615 0.000 0.000 561,371,803.651
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
73.933 2.661 0.000 0.000 76.594 96.526 3.474 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
732,918,054.565 543,551,138.030 17,820,665.621 0.000 0.000 561,371,803.651
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
74.163 2.431 0.000 0.000 76.594 96.826 3.174 0.000 0.000 100.000

Janus Investment Fund
Additional Information
(unaudited)
Janus Investment Fund 351
2.06 To elect William F. McCalpin to the Board of Trustees of the Trust.
2.07 To elect Gary A. Poliner to the Board of Trustees of the Trust.
2.08 To elect Gwen L. Shaneyfelt to the Board of Trustees of the Trust.
Janus Henderson Small Cap Value Fund
2.01 To elect Cheryl D. Alston to the Board of Trustees of the Trust.
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
732,918,054.565 542,278,772.569 19,093,031.082 0.000 0.000 561,371,803.651
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
73.989 2.605 0.000 0.000 76.594 96.599 3.401 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
732,918,054.565 544,530,603.641 16,841,200.010 0.000 0.000 561,371,803.651
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
74.296 2.298 0.000 0.000 76.594 97.000 3.000 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
732,918,054.565 543,665,693.769 17,706,109.881 0.000 0.000 561,371,803.651
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
74.178 2.416 0.000 0.000 76.594 96.846 3.154 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
1,259,865,565.475 724,761,801.005 16,356,911.304 0.000 0.000 741,118,712.309
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
57.527 1.298 0.000 0.000 58.825 97.793 2.207 0.000 0.000 100.000

Janus Investment Fund
Additional Information
(unaudited)
352 June 30, 2026
2.02 To elect Darrell B. Jackson to the Board of Trustees of the Trust.
2.03 To elect Dominic Janssens to the Board of Trustees of the Trust.
2.04 To elect Alan A. Brown to the Board of Trustees of the Trust.
2.05 To elect Raudline Etienne to the Board of Trustees of the Trust.
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
1,259,865,565.475 723,652,422.562 17,466,289.748 0.000 0.000 741,118,712.309
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
57.439 1.386 0.000 0.000 58.825 97.643 2.357 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
1,259,865,565.475 724,561,777.208 16,556,935.102 0.000 0.000 741,118,712.309
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
57.511 1.314 0.000 0.000 58.825 97.766 2.234 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
1,259,865,565.475 694,181,164.347 46,937,547.962 0.000 0.000 741,118,712.309
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
55.100 3.726 0.000 0.000 58.825 93.667 6.333 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
1,259,865,565.475 722,076,913.829 19,041,798.480 0.000 0.000 741,118,712.309
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
57.314 1.511 0.000 0.000 58.825 97.431 2.569 0.000 0.000 100.000

Janus Investment Fund
Additional Information
(unaudited)
Janus Investment Fund 353
2.06 To elect William F. McCalpin to the Board of Trustees of the Trust.
2.07 To elect Gary A. Poliner to the Board of Trustees of the Trust.
2.08 To elect Gwen L. Shaneyfelt to the Board of Trustees of the Trust.
Janus Henderson Small-Mid Cap Value Fund
2.01 To elect Cheryl D. Alston to the Board of Trustees of the Trust.
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
1,259,865,565.475 691,842,440.382 49,276,271.927 0.000 0.000 741,118,712.309
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
54.914 3.911 0.000 0.000 58.825 93.351 6.649 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
1,259,865,565.475 724,444,693.722 16,674,018.587 0.000 0.000 741,118,712.309
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
57.502 1.323 0.000 0.000 58.825 97.750 2.250 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
1,259,865,565.475 724,328,885.053 16,789,827.256 0.000 0.000 741,118,712.309
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
57.493 1.333 0.000 0.000 58.825 97.735 2.265 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
79,407,321.907 43,838,533.802 2,995,050.695 0.000 0.000 46,833,584.497
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
55.207 3.772 0.000 0.000 58.979 93.605 6.395 0.000 0.000 100.000

Janus Investment Fund
Additional Information
(unaudited)
354 June 30, 2026
2.02 To elect Darrell B. Jackson to the Board of Trustees of the Trust.
2.03 To elect Dominic Janssens to the Board of Trustees of the Trust.
2.04 To elect Alan A. Brown to the Board of Trustees of the Trust.
2.05 To elect Raudline Etienne to the Board of Trustees of the Trust.
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
79,407,321.907 44,162,197.178 2,671,387.319 0.000 0.000 46,833,584.497
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
55.615 3.364 0.000 0.000 58.979 94.296 5.704 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
79,407,321.907 43,691,993.286 3,141,591.211 0.000 0.000 46,833,584.497
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
55.023 3.956 0.000 0.000 58.979 93.292 6.708 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
79,407,321.907 43,884,988.923 2,948,595.574 0.000 0.000 46,833,584.497
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
55.266 3.713 0.000 0.000 58.979 93.704 6.296 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
79,407,321.907 40,499,327.867 6,334,256.630 0.000 0.000 46,833,584.497
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
51.002 7.977 0.000 0.000 58.979 86.475 13.525 0.000 0.000 100.000

Janus Investment Fund
Additional Information
(unaudited)
Janus Investment Fund 355
2.06 To elect William F. McCalpin to the Board of Trustees of the Trust.
2.07 To elect Gary A. Poliner to the Board of Trustees of the Trust.
2.08 To elect Gwen L. Shaneyfelt to the Board of Trustees of the Trust.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment
Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statements of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The members of the Board of Trustees (the “Board” or “Trustees”) of Janus Investment Fund (“JIF”) and Janus Aspen
Series (“JAS,” and together with JIF, the “Trusts”), all of whom are Independent Trustees (i.e., those Trustees not considered “interested” persons, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended
(the “1940 Act”), of the Trusts, the Trusts’ investment adviser, Janus Henderson Investors US LLC (the “Adviser”) or the
Trusts’ distributor, Janus Henderson Distributors US LLC (the “Distributor”)), oversee the management of each portfolio or series of the Trusts (each, a “Fund” and collectively, the “Funds”). The Board convened a special meeting on January
14, 2026 (the “January 14 Special Meeting”) to meet with management representatives of Janus Henderson Group plc
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
79,407,321.907 40,768,085.071 6,065,499.426 0.000 0.000 46,833,584.497
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
51.340 7.638 0.000 0.000 58.979 87.049 12.951 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
79,407,321.907 43,956,453.579 2,877,130.918 0.000 0.000 46,833,584.497
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
55.356 3.623 0.000 0.000 58.979 93.857 6.143 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
79,407,321.907 43,785,985.221 3,047,599.276 0.000 0.000 46,833,584.497
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
55.141 3.838 0.000 0.000 58.979 93.493 6.507 0.000 0.000 100.000

Janus Investment Fund
Additional Information
(unaudited)
356 June 30, 2026
(“Janus Henderson”), the parent company of the Adviser and the Distributor, for a preliminary discussion of the take-
private transaction in which Janus Henderson will be acquired by, among others, Trian Fund Management, L.P. and its affiliated funds (“Trian”) and General Catalyst Group Management, LLC and its affiliated funds (“General Catalyst”) (the
“Transaction”), its anticipated timeline and the expected implications for the Adviser and the Funds overseen by the
Trustees. In connection with the January 14 Special Meeting, the Trustees also met and conferred with their independent legal counsel to formulate a due diligence process to seek to ensure that the Trustees have sufficient information to exercise their reasonable business judgment and determine whether to approve new investment advisory agreements between the Trusts, on behalf of the Funds, and the Adviser (the “New Advisory Agreements”) required as a result of the
Transaction and to recommend that shareholders of the Funds do the same.
As part of its due diligence process, the Board developed an initial list of questions and informational requests related to the proposed Transaction, which was issued to the Adviser on January 16, 2026. At a special Board meeting held on January 30, 2026 (the “January 30 Special Meeting”), the Board reviewed and considered the Adviser’s response to the initial information request and raised various questions with management of Janus Henderson. Among other things, various Janus Henderson management representatives discussed the expected impact of the Transaction on the nature, extent and quality of services the Adviser and its affiliates are expected to provide to the Funds following the Transaction, addressing, among other matters, the personnel expected to provide such services and efforts to attract and retain human capital, and the resources available to do so.
At the January 30 Special Meeting, in response to the Board’s request, certain representatives of Trian and General
Catalyst met with the Independent Trustees to address various questions regarding each organization and the anticipated management and operation of Janus Henderson and the Adviser upon the closing of the Transaction (the “Closing”)
of the Transaction. With respect to Trian, the Trustees also considered its history as a significant shareholder of Janus
Henderson for several years, including with nonexecutive director representatives on the Janus Henderson Board of
Directors, and Trian’s support for the operational and strategic initiatives implemented by Janus Henderson’s senior management.
After the January 30 Special Meeting, the Trustees, in consultation with independent legal counsel, developed a supplemental request for additional information, which was provided to the Adviser on February 2, 2026. At a subsequent in-person special Board meeting held on February 11, 2026 (the “February 11 Special Meeting”), the Board considered the
Adviser’s response to the supplemental information request and again met with the management of Janus Henderson to discuss the impact of the Transaction on the nature, extent and quality of services the Adviser is expected to provide to the Funds following the Transaction, and also met with various officers of the Funds and of the Adviser. At the February
11 Special Meeting, the Board considered the proposed New Advisory Agreement and the proposed Interim Advisory
Agreement for each of the Funds. During each of these meetings, the Board sought additional and clarifying information as it deemed necessary or appropriate. Throughout the process, the Board had the assistance of its independent legal counsel, who advised them on, among other things, its duties and obligations.
In connection with the Board’s review, the Adviser provided, and the Board obtained, substantial information regarding the following matters: the management, financial position, access to resources, and business of Trian and General
Catalyst; the history of Trian’s and General Catalyst’s businesses and operations; the proposed structure, operations, and investment processes of the investment management organization after the Transaction and the strategy for operating, governing and growing the business following the Transaction; information about how Trian and General Catalyst will assess potential enhancements to Janus Henderson following the close of the Transaction; the future plans of Janus
Henderson with respect to the Funds and the fact that there are not any proposed changes to the operations or structure of the Funds; and the future plans of Janus Henderson with respect to the provision of services to the Funds, and the

Janus Investment Fund
Additional Information
(unaudited)
Janus Investment Fund 357
entities providing such services, including those affiliated with Janus Henderson. The Board also received information regarding the terms of the Transaction, and the anticipated management of Janus Henderson following the Closing.
In considering whether to approve the New Advisory Agreements, the Trustees also took into account their annual contract review process (“Annual Contract Review”) that they had recently undertaken, including with respect to the proposed continuation of the current investment advisory agreements between the Trusts, on behalf of the Funds, and the Adviser (the “Current Advisory Agreements”) which had been approved for renewal at a meeting of the Board held on December 9-10, 2025. The Board noted that, as part of its Annual Contract Review, independent legal counsel to the Independent Trustees prepares and issues various informational requests to the Adviser and its affiliates so that, in conjunction with information provided by other parties, including its independent fee consultant, as well as information provided by the Adviser and the independent fee consultant over the course of the year, the Independent Trustees have sufficient information on which they were able to make an informed determination about the continuation of the Current
Advisory Agreements. The Board noted that the information provided and considered in connection with the Annual
Contract Review addressed various aspects of the Adviser’s organization, resources, and capabilities, including the nature and quality of services provided by the Adviser, as well as numerous other factors relevant to the consideration of the
Current Advisory Agreements. These other factors included, among other things: each Fund’s investment performance, on an absolute basis and relative to appropriate peer groups and one or a combination of market indices; investment management fees, management fee breakpoints, performance fee structures, expense ratios, and asset sizes of the
Funds, as applicable, and peer groups; the Adviser’s estimated profitability from the investment management services it provides to each Fund and whether the Adviser receives adequate incentives and resources to manage the Funds effectively; and other “fall-out” or ancillary benefits that accrue to the Adviser and its affiliates from their relationships with the Funds, including revenues derived from services provided to the Funds by affiliates of the Adviser. The Trustees also considered that the Current Advisory Agreements are the product of multiple years of review and negotiation and information received and considered by the Board in the exercise of their business judgment during those years. In view of the representations and statements made by Janus Henderson, Trian and General Catalyst, including that the terms of each New Advisory Agreement are substantially identical to the corresponding Current Advisory Agreement, with no change in the contractual advisory fee rate borne by a Fund or the investment advisory services it receives as a result of the Transaction, the Trustees determined to take into account information considered and conclusions reached during the
Annual Contract Review as they deemed relevant in considering the approval of the New Advisory Agreements.
In connection with executive sessions convened at the February 11 Special Meeting, the Independent Trustees
considered various discussions with Trust officers and representatives of key constituencies at Janus Henderson relevant to the Funds. The Independent Trustees conferred with each other and with their independent legal counsel as they assessed the proposed New Advisory Agreements and Interim Advisory Agreements for the Funds. In so doing, each of the Independent Trustees applied his or her individual business judgment and relative institutional knowledge of the
Funds’ management and Janus Henderson’s organizational practices, while recognizing variances in tenure among the
Independent Trustees.
In determining whether to approve the New Advisory Agreement for each Fund in connection with the Transaction, and whether to recommend approval to Fund shareholders, the Board received information and made inquiries into necessary matters as it deemed appropriate. The Board reviewed and considered various factors it deemed relevant, including the following factors, among others, none of which by itself was considered dispositive:
The terms of each of the New Advisory Agreements are substantially identical to each of the corresponding Current
Advisory Agreements, and the contractual fee rate will not change;

Janus Investment Fund
Additional Information
(unaudited)
358 June 30, 2026
The Adviser’s plans for the operations of the Funds, including its plans for the continued provision of all services currently provided to the Funds by the Adviser and its affiliates, including, among others, investment advisory services, portfolio trading services, investment research and analysis, cash management, investment risk management, compliance, administrative and accounting services, and the personnel and resources expected to support the provision of such services;
Janus Henderson’s assessment of potential organizational benefits resulting from the Transaction, including that: (i)
as a private company, Janus Henderson may have more flexibility in making additional investments in its business;
(ii) as a private company, Janus Henderson may be better able to structure compensation packages to attract and retain talented personnel; (iii) Janus Henderson may be able to take advantage of new or enhanced distribution arrangements introduced as a result of the Transaction and the parties thereto; (iv) the experience, capabilities and resources of Trian and General Catalyst may help Janus Henderson identify, finance and pursue growth opportunities, such as acquisitions; (v) additional economies of scale could potentially be achieved in the future as a result of the willingness of Trian and General Catalyst to support Janus Henderson’s global asset management business; and (vi) the Funds may benefit from organizational resources and initiatives introduced and implemented following the Transaction; and
The support expressed by the current senior management team at Janus Henderson for the Transaction and the
Adviser’s recommendation that the Board approve the New Advisory Agreements.
In connection with its deliberations, the Board received assurances from Janus Henderson, on behalf of itself and its affiliates including the following:
Janus Henderson has provided to the Board such information as it believes is reasonably necessary to evaluate the
New Advisory Agreements.
Janus Henderson is committed to the continuance, without interruption, of services to the Funds of at least the type and quality currently provided by the Adviser and its affiliates, or superior thereto;
The Transaction is not expected to negatively affect the nature, extent, or quality of the investment advisory services provided by the Adviser to the Funds following the Transaction, and the investment advisory services are expected to be at least comparable to the services being provided under the Current Advisory Agreements. In this regard, the Board noted specific representations that Janus Henderson does not intend for the nature, extent, or quality of investment advisory and other services to be provided to the Funds following the Transaction to change.
Janus Henderson does not intend to make changes to the portfolio managers providing services to the Funds or to the manner in which each Fund’s assets are managed and that each Fund’s current operations are expected to remain unchanged;
The intent of Janus Henderson to take the necessary and appropriate steps to retain and attract its key investment advisory, compliance, financial, fund accounting, and administrative personnel supporting the management and oversight of the Funds; and
Janus Henderson is not aware of any express or implied term, condition, arrangement, or understanding that would impose in its best judgement an “unfair burden” on any Fund as a result of the Transaction, as defined in Section
15(f) of the 1940 Act, and that Janus Henderson will take no action that would have the effect of imposing such an
“unfair burden” on any Fund in connection with the Transaction.
Janus Henderson assured the Board that it intended to comply with Section 15(f) of the 1940 Act.
The Board has been advised that the parties to the Agreement have structured the Transaction in reliance upon
Section 15(f) of the 1940 Act. Section 15(f) provides in substance that when a sale of a controlling interest in an investment adviser occurs, the investment adviser or any of its affiliated persons may receive any amount or benefit in connection with the sale so long as two conditions are satisfied. The first condition of Section 15(f) is that, during the three-year period following the consummation of a transaction, at least 75% of the investment company’s board of

Janus Investment Fund
Additional Information
(unaudited)
Janus Investment Fund 359
directors must not be “interested persons” (as defined in the 1940 Act) of the investment adviser or predecessor adviser.
The composition of the Board of the Trust currently meets this test and would continue to meet this test after the trustee election pursuant to Proposal 2. Second, an “unfair burden” (as defined in the 1940 Act, including any interpretations or no-action letters of the Securities and Exchange Commission or the staff of the SEC) must not be imposed on the investment company as a result of the transaction relating to the sale of such interest, or any express or implied terms, conditions or understandings applicable thereto. The term “unfair burden” (as defined in the 1940 Act) includes any arrangement, during the two-year period after the transaction, whereby the investment adviser (or predecessor or successor adviser), or any “interested person” (as defined in the 1940 Act) of such an adviser, receives or is entitled to receive any compensation, directly or indirectly, from the investment company or its security holders (other than fees for bona fide investment advisory or other services) or from any person in connection with the purchase or sale of securities or other property to, from or on behalf of the investment company (other than bona fide ordinary compensation as principal underwriter for the investment company). Under the Agreement, Trian and General Catalyst have acknowledged
Janus Henderson’s reliance upon the benefits and protections provided by Section 15(f) and have agreed to use reasonable best efforts after the Closing to conduct its business to cause the requirements of Section 15(f) to be met in respect of the Transaction.
Janus Henderson represented that it does not believe that an “unfair burden” will be placed on the Funds as a result of the Transaction. In furtherance thereof, Janus Henderson has undertaken to pay the costs of preparing and distributing proxy materials to, and of holding the meetings of, the Funds’ shareholders, as well as other fees and expenses in connection with the Transaction, including the reasonable fees and expenses of legal counsel and consultants to the
Funds and the Trustees.
In considering the approval of the proposed interim investment advisory agreements between the Trusts, on behalf of the Funds, and the Adviser (“Interim Advisory Agreements”) at the February 11 Special Meeting, the Independent
Trustees also took into account the specific purpose, limited term and other requirements relating to the Interim Advisory
Agreements.
On the basis of its review and consideration of the information, factors and assurances described above, the Board, including all of the Independent Trustees, determined, through the exercise of its reasonable business judgment, that the terms of each of the New Advisory Agreements and each of the Interim Advisory Agreements are fair and reasonable and that the approval of such New Advisory Agreements and Interim Advisory Agreements is in the best interests of the
Funds.
As a result of its review and consideration of the New Advisory Agreements in connection with the Transaction, at the
February 11 Special Meeting the Board voted unanimously to approve a New Advisory Agreement for each Fund and to recommend such agreements to the Funds’ shareholders for their approval.

125-02-93109 08-26
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group Ltd. or one of its subsidiaries. © Janus Henderson Group Ltd.
Mutual funds distributed by Janus Henderson Distributors US LLC

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

(a)    Not applicable.

(b)    Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)    Not applicable.

(b)    Not applicable.

Item 19. Exhibits

(a)(1) Not applicable because the Registrant has posted its code of ethics (as defined in Item 2(b) of Form N-CSR) on its website pursuant to paragraph (f)(2) of Item 2 of Form N-CSR.

(a)(2) Not applicable.

(a)(3) Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required under Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Ex99CERT.

(b) A certification for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached as Ex99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Janus Investment Fund

By:         /s/Michelle Rosenberg
Michelle Rosenberg
President and Principal Executive Officer
September 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/Michelle Rosenberg
Michelle Rosenberg
President and Principal Executive Officer
September 3, 2026

By:
/s/Jesper Nergaard
Jesper Nergaard
Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer
September 3, 2026